As filed with the Securities and Exchange Commission on
February 28, 2013
Registration No. 333-515
811-07513

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-1A
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	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
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	Pre-Effective Amendment No.	/ /
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	Post-Effective Amendment No. 163	/ X /
	and	----

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	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
	ACT OF 1940	----
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
	Amendment No. 164	/ X /
	(Check appropriate box or boxes)	----

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PUTNAM FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code
(617) 292-1000
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It is proposed that this filing will become effective
(check appropriate box)

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/ /	immediately upon filing pursuant to paragraph (b)
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/ X /	on February 28, 2013 pursuant to paragraph (b)
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/ /	60 days after filing pursuant to paragraph (a)(1)
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/ /	on (date) pursuant to paragraph (a)(1)
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/ /	75 days after filing pursuant to paragraph (a)(2)
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/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
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/ /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

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ROBERT T. BURNS, Vice President
PUTNAM FUNDS TRUST
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)
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Copy to:

JOHN W. GERSTMAYR, Esquire
ROPES & GRAY LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199-3600
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

This Post-Effective Amendment relates solely to the Registrant's Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund and Putnam Global Sector Fund series. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.


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PUTNAM ABSOLUTE	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS R5	CLASS R6	CLASS Y
RETURN FUNDS
Putnam Absolute
Return 100 Fund	PARTX	PARPX	PARQX	PARZX	PRARX	PARVX	PRREX	PARYX
Putnam Absolute
Return 300 Fund	PTRNX	PTRBX	PTRGX	PZARX	PTRKX	PTRLX	PTREX	PYTRX
Putnam Absolute
Return 500 Fund	PJMDX	PJMBX	PJMCX	PJMMX	PJMRX	PJMLX	PJMEX	PJMYX
Putnam Absolute
Return 700 Fund	PDMAX	PDMBX	PDMCX	PDMMX	PDMRX	PDMDX	PDMEX	PDMYX

Putnam
Absolute Return
Funds	Putnam Absolute Return 100 Fund
Putnam Absolute Return 300 Fund
Putnam Absolute Return 500 Fund
Putnam Absolute Return 700 Fund
Prospectus
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2 |28 |13

Fund summaries	2
What are each fund’s main investment strategies and related risks?	27
Who oversees and manages the funds?	38
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How do the funds price their shares?	42
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How do I buy fund shares?	43
How do I sell or exchange fund shares?	51
Policy on excessive short-term trading	54
Distribution plans and payments to dealers	57
Fund distributions and taxes	59
Financial highlights	61

Investment Category:	These securities have not been approved
Absolute Return	or disapproved by the Securities and
	Exchange Commission (SEC) nor has
This prospectus explains what	the SEC passed upon the accuracy
you should know about these	or adequacy of this prospectus. Any
mutual funds before you invest.	statement to the contrary is a crime.
Please read it carefully.

Fund summaries

Putnam Absolute Return 100 Fund

Goal

Putnam Absolute Return 100 Fund seeks to earn a positive total return that exceeds the rate of inflation by 100 basis points (or 1.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 43 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class A	1.00%	1.00%*
Class B	NONE	1.00%**
Class C	NONE	1.00%***
Class M	0.75%	0.30%*
Class R	NONE	NONE
Class R5	NONE	NONE
Class R6	NONE	NONE
Class Y	NONE	NONE

2	Prospectus

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees†****	(12b-1) fees	expenses#	expenses

Class A	0.40%	0.25%	0.00%	0.65%
Class B	0.40%	0.45%	0.00%	0.85%
Class C	0.40%	1.00%	0.00%	1.40%
Class M	0.40%	0.30%	0.00%	0.70%
Class R	0.40%	0.50%	0.00%	0.90%
Class R5	0.40%	N/A	0.00%	0.40%
Class R6	0.40%	N/A	0.00%	0.40%
Class Y	0.40%	N/A	0.00%	0.40%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over two years.

*** This charge is eliminated after one year.


**** Restated to reflect current fees. In consideration of the management fees, Putnam Management will provide investment management and investor servicing and will bear the Fund’s organizational and other operating expenses, excluding only performance fee adjustments, distribution and service (12b-1) fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses.

† Management fees are subject to a performance adjustment.

# Restated to reflect estimated fees for the current fiscal year.


Example

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The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$166	$306	$459	$902
Class B	$187	$271	$471	$992
Class B (no redemption)	$87	$271	$471	$992
Class C	$243	$443	$766	$1,680
Class C (no redemption)	$143	$443	$766	$1,680
Class M	$146	$297	$462	$939
Class R	$92	$287	$498	$1,108
Class R5	$41	$128	$224	$505
Class R6	$41	$128	$224	$505
Class Y	$41	$128	$224	$505

Prospectus	3

Portfolio turnover


The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 238%.


Investments, risks, and performance

Investments


The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment grade debt, high yield debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, short-term debt securities.


We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes. Accordingly, we may use derivatives to a significant extent to obtain or enhance exposure to the fixed-income sectors and strategies mentioned above, and to hedge against risk.


Putnam Absolute Return 100 Fund has a lower risk and return profile than Putnam Absolute Return 300 Fund as a result of decreased exposure to the fixed-income sectors and strategies mentioned above. Another distinction between the funds from time to time may be a higher cash position in Putnam Absolute Return 100 Fund.


4	Prospectus

Risks

It is important to understand that you can lose money by investing in the fund.


Our allocation of assets among fixed-income strategies and sectors may hurt performance. The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. Bond investments are subject to interest rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (which may be considered speculative). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.


The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus	5

Investor profile


The fund is one of four Putnam Absolute Return Funds designed for investors seeking positive total return in excess of inflation by a targeted amount (100, 300, 500 or 700 basis points) on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are seeking cash investments that earn a stable return and income over time, particularly if you are in or near retirement.


Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.


6	Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/12)

		Since inception
Share class	1 year	(12/23/08)

Class A before taxes	1.75%	1.24%
Class A after taxes on distributions	1.48%	0.87%
Class A after taxes on distributions and sale of fund shares	1.13%	0.86%
Class B before taxes	1.59%	1.16%
Class C before taxes	1.02%	0.74%
Class M before taxes	2.02%	1.21%
Class R before taxes	2.54%	1.22%
Class R5 before taxes*	3.09%	1.75%
Class R6 before taxes*	3.12%	1.75%
Class Y before taxes	3.08%	1.74%
BofA Merrill Lynch U.S. Treasury Bill Index (no deduction for
fees, expenses or taxes)	0.12%	0.19%
BofA Merrill Lynch U.S. Treasury Bill Index plus 100 basis
points (no deduction for fees, expenses or taxes)	1.12%	1.19%
S&P 500 Index (no deduction for fees, expenses or taxes)	16.00%	15.83%
Barclays U.S. Aggregate Bond Index (no deduction for fees,
expenses or taxes)	4.22%	6.16%

* Performance for class R5 and class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares, and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.


After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.


The Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.


Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

D. William Kohli, Co-Head of Fixed Income, portfolio manager of the fund since 2008

Kevin Murphy, Portfolio Manager, portfolio manager of the fund since 2008

Michael Salm, Co-Head of Fixed Income, portfolio manager of the fund since 2008

Paul Scanlon, Co-Head of Fixed Income, portfolio manager of the fund since 2008


Prospectus	7

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 26.

Putnam Absolute Return 300 Fund

Goal

Putnam Absolute Return 300 Fund seeks to earn a positive total return that exceeds the rate of inflation by 300 basis points (or 3.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $500,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 43 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class A	1.00%	1.00%*
Class B	NONE	1.00%**
Class C	NONE	1.00%***
Class M	0.75%	0.30%*
Class R	NONE	NONE
Class R5	NONE	NONE
Class R6	NONE	NONE
Class Y	NONE	NONE

8	Prospectus

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees†****	(12b-1) fees	expenses#	expenses

Class A	0.57%	0.25%	0.00%	0.82%
Class B	0.57%	0.45%	0.00%	1.02%
Class C	0.57%	1.00%	0.00%	1.57%
Class M	0.57%	0.30%	0.00%	0.87%
Class R	0.57%	0.50%	0.00%	1.07%
Class R5	0.57%	N/A	0.00%	0.57%
Class R6	0.57%	N/A	0.00%	0.57%
Class Y	0.57%	N/A	0.00%	0.57%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over two years.

*** This charge is eliminated after one year.


**** Restated to reflect current fees. In consideration of the management fees, Putnam Management will provide investment management and investor servicing and will bear the Fund’s organizational and other operating expenses, excluding only performance fee adjustments, distribution and service (12b-1) fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses.

† Management fees are subject to a performance adjustment.

# Restated to reflect estimated fees for the current fiscal year.


Example


The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class A	$183	$359	$551	$1,103
Class B	$204	$325	$563	$1,191
Class B (no redemption)	$104	$325	$563	$1,191
Class C	$260	$496	$855	$1,867
Class C (no redemption)	$160	$496	$855	$1,867
Class M	$163	$350	$554	$1,140
Class R	$109	$340	$590	$1,306
Class R5	$58	$183	$318	$714
Class R6	$58	$183	$318	$714
Class Y	$58	$183	$318	$714

Prospectus	9

Portfolio turnover


The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 238%.


Investments, risks, and performance

Investments


The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment grade debt, high yield debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, bonds with moderate exposure to interest rate and credit risks.


We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes. Accordingly, we may use derivatives to a significant extent to obtain or enhance exposure to the fixed-income sectors and strategies mentioned above, and to hedge against risk.

Putnam Absolute Return 300 Fund has a higher risk and return profile than Putnam Absolute Return 100 Fund as a result of increased exposure to the fixed-income sectors and strategies mentioned above. Another distinction between the funds from time to time may be a higher cash position in Putnam Absolute Return 100 Fund.

10	Prospectus

Risks

It is important to understand that you can lose money by investing in the fund.


Our allocation of assets among fixed-income strategies and sectors may hurt performance. The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. Bond investments are subject to interest rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (which may be considered speculative). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.


The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus	11

Investor profile


The fund is one of four Putnam Absolute Return Funds designed for investors seeking positive total return in excess of inflation by a targeted amount (100, 300, 500 or 700 basis points) on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are considering a bond fund with moderate exposure to interest rate and credit risks.


Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.


12	Prospectus

Average annual total returns after sales charges
(for periods ending 12/31/12)

		Since inception
Share class	1 year	(12/23/08)

Class A before taxes	4.60%	2.77%
Class A after taxes on distributions	4.05%	2.18%
Class A after taxes on distributions and sale of fund shares	2.99%	2.03%
Class B before taxes	4.47%	2.69%
Class C before taxes	3.84%	2.27%
Class M before taxes	4.76%	2.74%
Class R before taxes	5.37%	2.75%
Class R5 before taxes*	5.95%	3.28%
Class R6 before taxes*	5.98%	3.29%
Class Y before taxes	5.94%	3.28%
BofA Merrill Lynch U.S. Treasury Bill Index (no deduction for
fees, expenses or taxes)	0.12%	0.19%
BofA Merrill Lynch U.S. Treasury Bill Index plus 300 basis
points (no deduction for fees, expenses or taxes)	3.12%	3.19%
S&P 500 Index (no deduction for fees, expenses or taxes)	16.00%	15.83%
Barclays U.S. Aggregate Bond Index (no deduction for fees,
expenses or taxes)	4.22%	6.16%

* Performance for class R5 and class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares, and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.


After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.


The Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.


Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

D. William Kohli, Co-Head of Fixed Income, portfolio manager of the fund since 2008

Kevin Murphy, Portfolio Manager, portfolio manager of the fund since 2008

Michael Salm, Co-Head of Fixed Income, portfolio manager of the fund since 2008

Paul Scanlon, Co-Head of Fixed Income, portfolio manager of the fund since 2008


Prospectus	13

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 26.

Putnam Absolute Return 500 Fund

Goal

Putnam Absolute Return 500 Fund seeks to earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 43 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class R5	NONE	NONE
Class R6	NONE	NONE
Class Y	NONE	NONE

14	Prospectus

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

						Total
						annual fund
						operating
						expenses
		Distri-		Total		after
	Manage-	bution and		annual fund	Expense	expense
Share	ment	service	Other	operating	reimburse-	reimburse-
class	fees†	(12b-1) fees	expenses	expenses	ment#	ment

Class A	0.73%	0.25%	0.19%****	1.17%	(0.02)%	1.15%
Class B	0.73%	1.00%	0.19%****	1.92%	(0.02)%	1.90%
Class C	0.73%	1.00%	0.19%****	1.92%	(0.02)%	1.90%
Class M	0.73%	0.75%	0.19%****	1.67%	(0.02)%	1.65%
Class R	0.73%	0.50%	0.19%****	1.42%	(0.02)%	1.40%
Class R5	0.73%	N/A	0.23%<	0.96%	(0.06)%	0.90%
Class R6	0.73%	N/A	0.13%<	0.86%	—	0.86%
Class Y	0.73%	N/A	0.19%****	0.92%	(0.02)%	0.90%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.


**** Restated to reflect current fees.

† Management fees are subject to a performance adjustment.

# Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 6/30/2014. This obligation may be modified or discontinued only with approval of the Board of Trustees.

< Other expenses shown for class R5 and class R6 have been annualized.


Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Prospectus	15

Share class	1 year	3 years	5 years	10 years
Class A	$685	$923	$1,180	$1,912
Class B	$693	$901	$1,235	$2,047
Class B (no redemption)	$193	$601	$1,035	$2,047
Class C	$293	$601	$1,035	$2,242
Class C (no redemption)	$193	$601	$1,035	$2,242
Class M	$512	$856	$1,224	$2,255
Class R	$143	$447	$774	$1,700
Class R5	$92	$300	$525	$1,173
Class R6	$88	$274	$477	$1,061
Class Y	$92	$291	$507	$1,129

Portfolio turnover


The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 150%.


Investments, risks, and performance

Investments

The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage-and asset-backed securities; high yield securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts. The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, balanced portfolios with significant exposure to both stocks and bonds.

16	Prospectus

We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. We may also take into account general market conditions when making investment decisions. We typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase the fund’s exposure to the asset classes and strategies mentioned above, which may create investment leverage.


Putnam Absolute Return 500 Fund has a lower risk and return profile than Putnam Absolute Return 700 Fund as a result of decreased exposure to the asset classes and strategies mentioned above.


Risks

It is important to understand that you can lose money by investing in the fund.


Our allocation of assets among asset classes may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (which may be considered speculative). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. Our alpha strategy

Prospectus	17

may lose money or not earn a return sufficient to cover associated trading and other costs. Our use of leverage obtained through derivatives increases these risks by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.


The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile


The fund is one of four Putnam Absolute Return Funds designed for investors seeking positive total return in excess of inflation by a targeted amount (100, 300, 500 or 700 basis points) on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are considering a balanced fund, or a fund that can manage allocations and risk across global asset classes.


Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

18	Prospectus


Average annual total returns after sales charges
(for periods ending 12/31/12)

		Since inception
Share class	1 year	(12/23/08)

Class A before taxes	0.81%	3.41%
Class A after taxes on distributions	0.71%	2.78%
Class A after taxes on distributions and sale of fund shares	0.65%	2.58%
Class B before taxes	1.11%	3.71%
Class C before taxes	5.11%	4.17%
Class M before taxes	2.65%	3.50%
Class R before taxes	6.63%	4.67%
Class R5 before taxes*	7.19%	5.22%
Class R6 before taxes*	7.23%	5.23%
Class Y before taxes	7.18%	5.22%
BofA Merrill Lynch U.S. Treasury Bill Index (no deduction for
fees, expenses or taxes)	0.12%	0.19%
BofA Merrill Lynch U.S. Treasury Bill Index plus 500 basis
points (no deduction for fees, expenses or taxes)	5.12%	5.19%
S&P 500 Index (no deduction for fees, expenses or taxes)	16.00%	15.83%
Barclays U.S. Aggregate Bond Index (no deduction for fees,
expenses or taxes)	4.22%	6.16%

* Performance for class R5 and class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares, and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.


After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.


The Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.


Prospectus	19

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers


James Fetch, Co-Head Global Asset Allocation, portfolio manager of the fund since 2008

Robert Kea, Co-Head Global Asset Allocation, portfolio manager of the fund since 2008

Robert Schoen, Co-Head Global Asset Allocation, portfolio manager of the fund since 2008

Jason Vaillancourt, Co-Head Global Asset Allocation, portfolio manager of the fund since 2008

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2012


For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 26.

Putnam Absolute Return 700 Fund

Goal

Putnam Absolute Return 700 Fund seeks to earn a positive total return that exceeds the rate of inflation by 700 basis points (or 7.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 43 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

20	Prospectus

Shareholder fees (fees paid directly from your investment)

Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class R5	NONE	NONE
Class R6	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution		Total annual
	Management	and service		fund operating
Share class	fees†	(12b-1) fees	Other expenses	expenses

Class A	0.86%	0.25%	0.20%#	1.31%
Class B	0.86%	1.00%	0.20%#	2.06%
Class C	0.86%	1.00%	0.20%#	2.06%
Class M	0.86%	0.75%	0.20%#	1.81%
Class R	0.86%	0.50%	0.20%#	1.56%
Class R5	0.86%	N/A	0.24%<	1.10%
Class R6	0.86%	N/A	0.14%<	1.00%
Class Y	0.86%	N/A	0.20%#	1.06%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.


† Management fees are subject to a performance adjustment.

# Restated to reflect current fees.

< Other expenses shown for class R5 and class R6 have been annualized.


Prospectus	21

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$701	$966	$1,252	$2,063
Class B	$709	$946	$1,308	$2,197
Class B (no redemption)	$209	$646	$1,108	$2,197
Class C	$309	$646	$1,108	$2,390
Class C (no redemption)	$209	$646	$1,108	$2,390
Class M	$527	$900	$1,296	$2,402
Class R	$159	$493	$850	$1,856
Class R5	$112	$350	$606	$1,340
Class R6	$102	$318	$552	$1,225
Class Y	$108	$337	$585	$1,294

Portfolio turnover


The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 164%.


Investments, risks, and performance

Investments

The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage-and asset-backed securities; high yield securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts. The alpha strategy involves the potential use of active

22	Prospectus

trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, equities or equity-like investments.

We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. We may also take into account general market conditions when making investment decisions. We typically use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase the fund’s exposure to the asset classes and strategies mentioned above, which may create investment leverage.

Putnam Absolute Return 700 Fund has a higher risk and return profile than Putnam Absolute Return 500 Fund as a result of increased exposure to the asset classes and strategies mentioned above.

Risks

It is important to understand that you can lose money by investing in the fund.


Our allocation of assets among asset classes may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (which may be considered speculative). Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments,

Prospectus	23

in other investments with less attractive terms and yields. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments, (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation), and may be illiquid. Our alpha strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Our use of leverage obtained through derivatives increases these risks by increasing investment exposure. Derivatives also involve the risk, in the case of many over-the-counter instruments, of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.


The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile


The fund is one of four Putnam Absolute Return Funds designed for investors seeking positive total return in excess of inflation by a targeted amount (100, 300, 500 or 700 basis points) on an annualized basis over a reasonable period of time regardless of market conditions. Because the fund seeks performance over a reasonable period of time, investors should be willing to wait out short-term market fluctuations and should generally have an investment horizon of at least three years or more. The fund may be suitable for you if you are considering a stock fund, or a fund that can manage allocations and risk across global asset classes.


Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

24	Prospectus


Average annual total returns after sales charges
(for periods ending 12/31/12)

		Since inception
Share class	1 year	(12/23/08)

Class A before taxes	1.58%	4.84%
Class A after taxes on distributions	1.56%	4.07%
Class A after taxes on distributions and sale of fund shares	1.05%	3.71%
Class B before taxes	1.86%	5.13%
Class C before taxes	5.86%	5.59%
Class M before taxes	3.39%	4.84%
Class R before taxes	7.44%	6.03%
Class R5 before taxes*	7.91%	6.60%
Class R6 before taxes*	7.96%	6.61%
Class Y before taxes	7.92%	6.60%
BofA Merrill Lynch U.S. Treasury Bill Index (no deduction for
fees, expenses or taxes)	0.12%	0.19%
BofA Merrill Lynch U.S. Treasury Bill Index plus 700 basis
points (no deduction for fees, expenses or taxes)	7.12%	7.19%
S&P 500 Index (no deduction for fees, expenses or taxes)	16.00%	15.83%
Barclays U.S. Aggregate Bond Index (no deduction for fees,
expenses or taxes)	4.22%	6.16%

* Performance for class R5 and class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares, and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.


After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.


The Barclays U.S. Aggregate Bond Index and the S&P 500 Index are broad measures of market performance. Securities in the fund do not match those in the indexes and the performance of the fund will differ.


Prospectus	25

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers


James Fetch, Co-Head Global Asset Allocation, portfolio manager of the fund since 2008

Robert Kea, Co-Head Global Asset Allocation, portfolio manager of the fund since 2008

Robert Schoen, Co-Head Global Asset Allocation, portfolio manager of the fund since 2008

Jason Vaillancourt, Co-Head Global Asset Allocation, portfolio manager of the fund since 2008

Joshua Kutin, Portfolio Manager, portfolio manager of the fund since 2012


For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please turn to Important additional information about all funds beginning on page 26.


Important Additional Information About All Funds


Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange (NYSE) is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

Tax information

The fund’s distributions will be taxed as ordinary income or capital gains unless you hold the shares through a tax-advantaged arrangement, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

26	Prospectus

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

What are each fund’s main investment strategies and related risks?

This section contains greater detail on each fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk.

The use of the term “absolute return” in each fund’s name is meant to distinguish each fund’s goal and investment strategies from those of most other mutual funds available in the marketplace. Most mutual funds are generally managed with a goal of outperforming an index of securities or an index of competitive funds. As a result, even if these funds are successful in achieving their goals, their investment returns may be positive or negative and will tend to reflect the general direction of the markets. In addition, these other funds can expose investors to significant market volatility and sustained periods of negative performance. Volatility refers to the tendency of investments and markets to fluctuate in price over time. The greater an investment’s or market’s volatility, the more sharply its price may fluctuate. A fund’s volatility is often measured as the standard deviation of the fund’s monthly returns and expressed as a percentage.

In contrast, an “absolute return” strategy seeks to earn a positive total return over a reasonable period of time, regardless of market conditions or general market direction. As a result, if this strategy is successful, investors should expect the funds to outperform the general securities markets during periods of flat or negative market performance, to underperform during periods of strong positive market performance, and typically to produce less volatile returns over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods.

Prospectus	27

The funds seek to earn their targeted returns over a reasonable period of time — generally at least three years or more — since investment returns will likely fluctuate over shorter periods of time as market conditions vary, even under an “absolute return” strategy.

The funds pursue their goals through portfolios that are structured to offer varying degrees of risk, expected volatility and expected returns. The funds seek to earn a positive total return that exceeds, by a particular amount, the rate of inflation, as reflected by the return of the BofA Merrill Lynch U.S. Treasury Bill Index. The index tracks the performance of U.S. dollar denominated U.S. Treasury bills, which represent obligations of the U.S. Government having a maturity of one year or less, and is intended as an approximate measure of the rate of inflation.

While the funds seek returns in excess of the BofA Merrill Lynch U.S. Treasury Bill Index, you should be aware that an investment in the funds is not the same as an investment in the BofA Merrill Lynch U.S. Treasury Bill Index. An investment in U.S. Treasury bills, which are supported by the full faith and credit of the U.S. Government, is generally considered a risk free investment. Investing in the funds, however, does involve certain risks, including the risk of loss. Because risk and reward are related, you should expect the risk associated with an investment in a fund, and the volatility of that fund’s returns, to increase as the fund seeks higher returns.

The following sections describe the funds’ main investment strategies. As a general matter, each fund has significant flexibility in its choice of strategies. This flexibility enhances the funds’ ability to seek their targeted returns. This flexibility is also generally expected to result in diversification of a fund’s portfolio across multiple asset classes, although the funds may focus on particular asset classes from time to time. Diversification generally limits market exposure to any asset class and helps to reduce the volatility of returns.

Global bond strategies — Absolute Return 100 and 300 Funds


Independent global fixed-income investment strategies

We seek to efficiently mix a number of independent global fixed-income investment strategies. These strategies may be based on security selection, allocation among sub-sectors within sectors of the fixed income market (such as the investment grade and high yield sub-sectors within the credit sector), macroeconomic developments (such as those relating to currencies and country-specific developments), and other techniques. By using a number of different strategies, the funds may take advantage of today’s global fixed-income markets, which are complex, rapidly evolving, and characterized by newly defined instruments, sub-sectors, and derivatives that, we believe,

28	Prospectus

offer substantial opportunities. We may invest without limit in all available global fixed-income instruments, including lower-rated debt, to diversify portfolio exposure regardless of market conditions.


Derivatives and investment exposures

When the funds use derivatives to increase their exposure to investments, the derivatives may create investment leverage. In general, to the extent that leverage is used in these funds, Absolute Return 300 Fund is expected to make greater use of leverage than Absolute Return 100 Fund.

Absolute Return 300 Fund has a higher expected return, and higher expected risk and volatility, than Absolute Return 100 Fund as a result of increased exposure, including through the use of derivatives, to fixed-income sectors and investment strategies. Another distinction between the funds from time to time may be a higher cash position in Absolute Return 100 Fund.

Beta and alpha strategies — Absolute Return 500 and 700 Funds

The beta strategy of allocating assets among many asset classes generally depends upon the direction of the relevant markets for success, while the alpha strategy is generally designed not to depend upon market direction for success. The beta and alpha strategies are intended to be uncorrelated and to operate largely independently, thus improving a fund’s chances of earning a positive total return regardless of market conditions. Both the beta and alpha strategies are dynamic, permitting us to take advantage of opportunities that arise from different economic conditions.


• Derivatives and investment exposures; investment leverage. We may make an investment directly, or we may obtain exposure to the investment synthetically, through the use of one or more derivatives. When the funds use derivatives to increase their exposure to investments in order to enhance the funds’ total returns, the derivatives may create investment leverage. Investment leverage means that, for every $100 invested in a fund, the fund may obtain an exposure to more than $100 of underlying investments after long and short positions are netted against each other. The amounts of investment leverage will vary over time. Under normal market conditions, we expect that investment leverage obtained as part of a fund’s beta strategy may result in a net notional investment exposure of up to 150% of net assets in the case of Absolute Return 500 Fund and up to 200% of net assets in the case of Absolute Return 700 Fund. We treat a synthetic investment as having the same net notional investment exposure as the equivalent direct investment. The funds’ alpha strategy also may involve the use of derivatives that introduce additional investment leverage. Absolute Return 700 Fund has a higher expected return, and higher expected risk and volatility, than

Prospectus	29

Absolute Return 500 Fund as a result of increased exposure, including through the use of derivatives, to asset classes and investment strategies. If our judgments about the performance of asset classes or investments prove incorrect while a fund’s exposure to underperforming asset classes or investments is increased through the use of investment leverage, a relatively small market movement may result in significant losses to the fund.


Beta strategy


• Asset classes. Through the beta strategy, we invest without limit in many asset classes directly or through derivatives. These asset classes include equity and fixed-income (including high yield and mortgage- and asset-backed securities) securities of U.S. and foreign corporate and governmental issuers and currencies. We also allocate the funds’ assets to less traditional asset classes such as commodities, inflation-protected securities and real estate investment trusts. Allocations to these less traditional asset classes are intended to, in part, protect a fund’s portfolio from downturns in the equity and fixed income markets and against inflation. However, we cannot assure you that any asset classes will perform as expected. If our assessment of the risk and return potential of asset classes is incorrect, a fund could significantly underperform the markets in general, particular markets, or other funds that make similar investments.


• Asset allocation. Although we may adjust asset allocations at any time and without constraint, we expect generally to allocate the majority of the funds’ assets to investments in traditional asset classes. Our asset allocation is intended to reduce risk and volatility in the portfolios and to provide protection against a decline in the funds’ assets. However, we cannot assure you that our asset allocation judgments will achieve these objectives.

Within each asset class, we make specific investments on the basis of quantitative analysis, in addition to fundamental research and analysis. Even if our asset allocation decisions are successful, if the particular investments that we make within each asset class do not perform as we expect, the funds may fail to meet their objectives or may lose money.

Alpha strategy

The funds’ alpha strategy involves potentially using diverse active trading strategies, including “overlay” strategies, active security selection, tactical asset allocation, currency transactions and options transactions, to seek enhanced returns. There is no restriction on the type or number of strategies that we may employ in the alpha strategy.

Because the alpha strategy is designed to generate a return regardless of market direction, we can use it to generate a positive investment return even in broadly declining markets. Though the funds’ alpha strategy is intended to

30	Prospectus

earn a positive total return even when the general market declines, the funds’ beta strategy is unlikely to earn a positive return in those circumstances. However, while we intend the strategies within the alpha strategy to be relatively uncorrelated with one another and with the performance of most asset classes to which the funds are exposed through the beta strategy, it is possible that the performance of various asset classes and strategies within the alpha strategy may be correlated under certain market conditions, which may negatively affect a fund’s performance. The alpha strategy may involve investment leverage. The alpha strategy may fail to make money in broadly declining markets, and may lose money even in broadly advancing markets.

Description of risks — All funds

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The Absolute Return 100 and 300 Funds may invest in a wide variety of fixed income investments. They may also, on occasion, acquire equity securities. Through both the alpha and beta strategies, the Absolute Return 500 and 700 Funds may make a wide variety of investments. A description of the risks associated with the funds investments follows.

Fixed income investments — All funds

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• Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to a fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

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Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore a fund might not benefit from any increase in value as a result of declining interest rates.

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Inflation-protected securities are debt instruments whose principal and/or interest are adjusted for inflation. A fund may invest in inflation-protected securities issued by the U.S. Department of Treasury, by non-U.S. governments, or by private issuers. Inflation-protected securities issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index, a measure of inflation. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Because the principal amount would be adjusted downward during a period of deflation, each

Prospectus	31

fund will be subject to deflation risk with respect to its investments in these securities. In addition, if a fund purchases inflation-adjusted debt instruments in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation.

• Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

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We may invest without limit in higher-yield, higher-risk debt investments that are below investment-grade, including investments in the lowest rating category of the rating agency, and in unrated investments that we believe are of comparable quality. However, we may invest no more than 15% of each fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each agency rating such investments, including investments in the lowest rating category of the rating agency, and in unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

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Investments rated below BBB or its equivalent are below investment-grade and may be considered speculative. This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for zero coupon bonds and other investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although we consider credit ratings in making investment decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. Our success in achieving a fund’s investment objective may depend more on our own credit analysis when we buy lower quality bonds than when we buy higher quality bonds. We may

32	Prospectus

have to participate in legal proceedings involving the issuer. This could increase a fund’s operating expenses and decrease its net asset value.

Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments.

• Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on securitized debt instruments, including mortgage-backed and asset-backed investments, typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. These investments may increase the volatility of the funds. Some mortgage-backed investments receive only the interest portion or the principal portion of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

Equity investments — Absolute Return 500 and 700 Funds

• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs. From time to time, a fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays

Prospectus	33

dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

Value stocks — Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

• Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of larger companies. Small companies in foreign countries could be relatively smaller than those in the United States. The funds may invest in small and midsize companies without limit.

Foreign investments — All funds

Foreign investments involve certain special risks, including:

– Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

– Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, direct or indirect impact of sovereign debt default, imposition of restrictions on the exchange or export of foreign currency, and tax increases.

34	Prospectus

– Unreliable or untimely information: There may be less information publicly available about a foreign company than about most publicly-traded U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

– Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

– Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than most U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the funds’ foreign investments.

– Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

– Sovereign issuers: The willingness and ability of issuers to pay principal and interest on government securities depends on various economic factors, including the issuer’s balance of payments, overall debt level, and cash flow from tax or other revenues.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. Emerging markets countries may have less developed markets and legal and regulatory systems and may be susceptible to greater political and economic instability than developed markets. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, and investments in emerging markets countries may be more volatile and less liquid than U.S. investments. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

Derivatives — All funds

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We may engage in a variety of transactions involving derivatives, such as futures, options, warrants and swap contracts. As described above, investments in derivatives are an important component of the funds’ investment strategies. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or

Prospectus	35

more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which typically move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use derivatives to increase or decrease a fund’s exposure to long- or short-term interest rates (in the United States or abroad) or to a particular currency or group of currencies. We may also use derivatives as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. A fund’s investment in derivatives may be limited by its intention to qualify as a regulated investment company.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide a fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the funds. The risk of loss from certain short derivatives positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

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Derivatives may create investment leverage, which involves risks. If our judgments about the performance of various asset classes or investments prove incorrect, and a fund’s exposure to underperforming asset classes or investments is increased through the use of leverage, a relatively small market movement may result in significant losses to the fund. In addition, the Absolute Return 100 and 300 Funds may be unable to obtain their desired exposures to particular fixed-income strategies and sectors, and the Absolute Return 500 and 700 Funds’ decision to pursue alpha and beta strategies separately may not be successful if we are unable to invest in appropriate derivatives or other instruments or if the derivatives and instruments do not perform as expected.

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Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the

36	Prospectus

risks of derivatives, see Miscellaneous Investments, Investment Practices and Risks in the SAI.

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Other investments — Absolute Return 500 and 700 Funds

• Real estate investment trusts (REITs). A REIT pools investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages). The real estate properties in which REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. We will invest in publicly-traded REITs listed on national securities exchanges. The yields available from investments in REITs depend on the amount of income and capital appreciation generated by the related properties. Investments in REITs are subject to the risks associated with direct ownership in real estate, including economic downturns that have an adverse effect on real estate markets.

• Commodity-linked notes. Commodity-linked notes are debt securities whose maturity values or interest rates are determined by reference to a single commodity or to all or a portion of a commodities index. Commodity-linked notes may be positively or negatively indexed, meaning their maturity value may be structured to increase or decrease as commodity values change. Investments in commodity-linked notes are subject to the risks associated with the overall commodities markets and other factors that affect the value of commodities, including weather, disease, political, tax and other regulatory developments. Commodity-linked notes may be more volatile and less liquid than the underlying measures, have substantial risk of loss with respect to both principal and interest and are subject to the credit risks associated with the issuer. A fund’s investment in commodity-linked notes may be limited by its intention to qualify as a regulated investment company.

Additional risks — All funds

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• Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in preferred stocks, convertible securities, bank loans and, for the Absolute Return 100 and 300 Funds, common stocks. Each fund may also loan its portfolio securities to earn income. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.

• Alternative strategies. At times we may judge that market conditions make pursuing a fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may take temporary defensive positions that are mainly designed to limit losses, such as investing some or all of the fund’s assets in cash and cash equivalents. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market

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conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent a fund from achieving its goal.

• Changes in policies. The Trustees may change a fund’s goal, investment strategies and other policies set forth in this prospectus without shareholder approval, except as otherwise provided.

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• Portfolio turnover rate. A fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time a fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

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• Portfolio holdings. The SAI includes a description of each fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on a fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, where each fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until a fund files a Form N-CSR or N-Q with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

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Who oversees and manages the funds?

The funds’ Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the funds’ business and represents the interests of the Putnam fund shareholders. At least 75% of the members of the Putnam Funds’ Board of Trustees are independent, which means they are not officers of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management).

The Trustees periodically review each fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services,

38	Prospectus

as well as the overall level of each fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the funds’ Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

The funds’ investment manager

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The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be each fund’s investment manager, responsible for making investment decisions for each fund and managing each fund’s other affairs and business. The basis for the Trustees’ approval of each fund’s management contract and the sub-management and sub-advisory contracts described below is discussed in each fund’s annual report to shareholders dated October 31, 2012.

Each fund pays a monthly base management fee to Putnam Management. With respect to the Absolute Return 100 and 300 Funds, the base fee is equal to 0.40% and 0.60%, respectively, of the fund’s average net assets for the month. In return for this fee, Putnam Management provides the Absolute Return 100 and 300 Funds investment management and investor servicing and bears each fund’s organizational and operating expenses, excluding performance fee adjustments, distribution and service (12b-1) fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses. With respect to the Absolute Return 500 and 700 Funds, the fee is calculated by applying a rate to each fund’s average net assets for the month. The rate is based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management (excluding fund assets that are invested in other Putnam funds).

Each fund’s monthly base fee is increased or reduced by a performance adjustment. The amount of the performance adjustment is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the BofA Merrill Lynch U.S. Treasury Bill Index (GOBA) plus 100, 300, 500 and 700 basis points, respectively, for the Absolute Return 100, 300, 500 and 700 Funds, each measured over the performance period. The performance period is the thirty-six month period then ended or, if shorter, the period from

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the date the fund commenced operations (December 23, 2008) to the end of the month for which the fee adjustment is being computed. The performance adjustment rate is multiplied by the fund’s average net assets over the performance period, divided by twelve, and added to, or subtracted from, the base fee for that month. The maximum annualized performance adjustment rates for Absolute Return 100, Absolute Return 300, Absolute Return 500 and Absolute Return 700 Funds are 0.04%, 0.12%, 0.20% and 0.28%, respectively.

The funds paid Putnam Management management fees (after any applicable waivers or performance adjustments) for each fund’s last fiscal year at the following rates (reflected as a percentage of average net assets). In the case of the Absolute Return 100 and 300 Funds, the management fees were paid based on a fee arrangement in effect during the fund’s last fiscal year. Effective March 1, 2013, the management contract for these funds was amended with a fee structure consistent with the description above.

Management fees

Absolute Return 100 Fund	0.15%
Absolute Return 300 Fund	0.37%
Absolute Return 500 Fund	0.64%
Absolute Return 700 Fund	0.81%

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Putnam Management’s address is One Post Office Square, Boston, MA 02109.

Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the funds) will pay a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Putnam Management and PIL have retained their affiliate The Putnam Advisory Company, LLC (PAC) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management or PIL, as applicable. Putnam Management or PIL, as applicable (and not the funds), will pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PAC. PAC, which provides financial services to institutions and individuals through separately-managed accounts and pooled investment vehicles, has its headquarters at One Post Office Square, Boston, MA 02109, with additional investment management personnel located in Singapore.

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Pursuant to these arrangements, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the funds or provide other investment services, consistent with local regulations.

• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of each fund’s portfolio.

Absolute Return 100 and 300 Funds

Portfolio managers	Joined fund	Employer	Positions over past five years

D. William Kohli	2008	Putnam Management	Co-Head of Fixed Income
		1994 – Present	Team Leader, Portfolio
			Construction and Global
			Strategies and Director of
			Global Core Fixed Income Team

Kevin Murphy	2008	Putnam Management	Portfolio Manager
		1999 – Present	Team Leader, High Grade
			Credit and Emerging
			Markets Debt

Michael Salm	2008	Putnam Management	Co-Head of Fixed Income
		1997 – Present	Team Leader, Liquid Markets
			and Mortgage Specialist

Paul Scanlon	2008	Putnam Management	Co-Head of Fixed Income
		1999 – Present	Team Leader, US High Yield

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Absolute Return 500 and 700 Funds

Portfolio managers	Joined fund	Employer	Positions over past five years
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James Fetch	2008	Putnam Management	Co-Head Global Asset
		1994 – Present	Allocation
			Previously, Investment
			Strategist and Analyst

Robert Kea	2008	Putnam Management	Co-Head Global Asset
		1989 – Present	Allocation

Robert Schoen	2008	Putnam Management	Co-Head Global Asset
		1997 – Present	Allocation
			Previously, Quantitative Analyst

Jason Vaillancourt	2008	Putnam Management	Co-Head Global Asset
		1999 – Present	Allocation
			Previously, Investment
			Strategist and Analyst

Joshua Kutin	2012	Putnam Management	Portfolio Manager
		1998 – Present	Previously, Analyst
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The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the funds.

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How do the funds price their shares?

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The price of a fund’s shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

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Each fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value, which may differ from recent market prices. For example, a fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or material information about the issuer becomes available after the close of the relevant market. Market quotations are not considered to be readily available for many debt securities. These securities are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the funds’ Trustees or dealers selected by Putnam Management. Pricing services and dealers determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management.

Each fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 4:00 p.m. Eastern time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a fund’s NAV. Because foreign markets may be open at different times than the NYSE, the value of a fund’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close before the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the funds have adopted fair value pricing procedures, which, among other things, require a fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold that may change from time to time. If events materially affecting the values of a fund’s foreign fixed-income investments occur between the close of foreign

42	Prospectus

markets and the close of regular trading on the NYSE, these investments will also be valued at their fair value. As noted above, the value determined for an investment using a fund’s fair value pricing procedures may differ from recent market prices for the investment.

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How do I buy fund shares?

Opening an account

You can open a fund account and purchase class A, B, C, and M shares by contacting your financial representative or Putnam Investor Services at 1-800-225-1581 and obtaining a Putnam account application. The completed application, along with a check made payable to the fund, must then be returned to Putnam Investor Services at the following address:

Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

You can open a fund account with as little as $500. The minimum investment is waived if you make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account. Although Putnam is currently waiving the minimum, it reserves the right to reject initial investments under the minimum at its discretion.

Each fund sells its shares at the offering price, which is the NAV plus any applicable sales charge (class A and class M shares only). Your financial representative or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the NYSE for your shares to be bought at that day’s offering price.

If you participate in a retirement plan that offers a fund, please consult your employer for information on how to purchase shares of the fund through the plan, including any restrictions or limitations that may apply.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If a fund is unable to collect the required information, Putnam Investor Services may not be able to open your fund account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the fund reserves the right to close your account.

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Also, each fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount in the following ways:

• Through a financial representative. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services and may charge you for his or her services.

• Through Putnam’s Systematic Investing Program. You can make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account.

• Via the Internet or phone. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at putnam.com or by calling Putnam Investor Services at 1-800-225-1581.

• By mail. You may also request a book of investment stubs for your account. Complete an investment stub and write a check for the amount you wish to invest, payable to the appropriate fund. Return the check and investment stub to Putnam Investor Services.

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• By wire transfer. You may buy fund shares by bank wire transfer of same-day funds. Please call Putnam Investor Services at 1-800-225-1581 for wiring instructions. Any commercial bank can transfer same-day funds by wire. The fund will normally accept wired funds for investment on the day received if they are received by the funds’ designated bank before the close of regular trading on the NYSE. Your bank may charge you for wiring same-day funds. Although the funds’ designated bank does not currently charge you for receiving same-day funds, it reserves the right to charge for this service. You cannot buy shares for tax-qualified retirement plans by wire transfer.

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Which class of shares is best for me?

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This prospectus offers you four classes of fund shares: A, B, C and M. Qualified employee-benefit plans may also choose class R, R5 or R6 shares, and certain investors described below may also choose class Y shares.

Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, as illustrated in the Fund summaries — Fees and Expenses section, allowing you and your financial representative to choose the class that best suits your investment needs. When you purchase shares of a fund, you must choose a share class.

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Deciding which share class best suits your situation depends on a number of factors that you should discuss with your financial representative, including:

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• How long you expect to hold your investment. Absolute Return 100 and 300 Funds. Class B shares purchased prior to April 5, 2010 charge a contingent deferred sales charge (CDSC) on redemptions that is phased out over the first four years. Class B shares purchased on or after April 5, 2010 charge a CDSC on redemptions that is phased out over the first two years. Class C shares charge a CDSC on redemptions in the first year.

Absolute Return 500 and 700 Funds. Class B shares charge a CDSC on redemptions that is phased out over the first six years; class C shares charge a CDSC on redemptions in the first year.

• How much you intend to invest. While investments of less than $500,000 can be made in any share class, Absolute Return 100 and 300 Funds do not charge an initial sales charge for purchases of class A or class M shares of $500,000 or more, and Absolute Return 500 and 700 Funds’ class A and class M shares offer sales charge discounts starting at $50,000.

• Total expenses associated with each share class. As shown in the sections entitled Fund summaries — Fees and expenses, each share class offers a different combination of up-front and ongoing expenses. Generally, the lower the up-front sales charge, the greater the ongoing expenses.

Here is a summary of the differences among the classes of shares

Class A shares

• Initial sales charge of up to 1.00% for Absolute Return 100 and 300 Funds and up to 5.75% for Absolute Return 500 and 700 Funds

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• No initial sales charge for investments of $500,000 or more for Absolute Return 100 and 300 Funds and lower sales charge available for investments of $50,000 or more for Absolute Return 500 and 700 Funds

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• No deferred sales charge (except that a deferred sales charge of 1.00% may be imposed on certain redemptions of shares bought without an initial sales charge)

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• Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees.

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Class B shares

• No initial sales charge; your entire investment goes to work immediately

• Deferred sales charge of up to 3.00% if shares are sold within four years of purchase for Absolute Return 100 and 300 Fund shares purchased prior to April 5, 2010; up to 1.00% if shares are sold within two years of purchase for Absolute Return 100 and 300 Fund shares purchased on or after April 5, 2010;

Prospectus	45

and up to 5.00% if shares are sold within six years of purchase for Absolute Return 500 and 700 Funds

• Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees

• Convert automatically to class A shares after eight years, thereby reducing the future 12b-1 fees

• Orders for class B shares of one or more Putnam funds will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $100,000 or more. Investors considering cumulative purchases of $100,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class C shares

• No initial sales charge; your entire investment goes to work immediately

• Deferred sales charge of 1.00% if shares are sold within one year of purchase

• Higher annual expenses, and lower dividends, than class A, B or M shares for Absolute Return 100 and 300 Funds and class A or M shares for Absolute Return 500 and 700 Funds because of higher 12b-1 fees

• No conversion to class A shares, so future 12b-1 fees do not decline over time

• Orders for class C shares of one or more Putnam funds, other than class C shares sold to qualified employee-benefit plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $500,000 or more. Investors considering cumulative purchases of $500,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class M shares

• Initial sales charge of up to 0.75% for Absolute Return 100 and 300 Funds and up to 3.50% for Absolute Return 500 and 700 Funds

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• No initial sales charge for investments of $500,000 or more for Absolute Return 100 and 300 Funds and lower initial sales charges for investments of $50,000 or more for Absolute Return 500 and 700 Funds

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• No deferred sales charge (except that a deferred sales charge of 0.30% for Absolute Return 100 and 300 Funds and 0.65% for Absolute Return 500 and 700 Funds may be imposed on certain redemptions of shares bought without an initial sales charge)

• Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fees

46	Prospectus

• Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees

• No conversion to class A shares, so future 12b-1 fees do not decline over time

• Orders for class M shares of one or more Putnam funds, other than class M shares sold to qualified employee-benefit plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $500,000 or more. Investors considering cumulative purchases of $500,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class R shares (available to qualified plans only)

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• Lower annual expenses, and higher dividends, than class C shares for Absolute Return 100 and 300 Funds and class B, C or M shares for Absolute Return 500 and 700 Funds because of lower 12b-1 fees

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• Higher annual expenses, and lower dividends, than class A, B or M shares for Absolute Return 100 and 300 Funds, and class A shares for Absolute Return 500 and 700 Funds because of higher 12b-1 fees

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• No conversion to class A shares, so future 12b-1 fees do not decline over time.

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Class R5 shares (available only to qualified plans with assets of at least $50 million)

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees

• For the Absolute Return 500 and 700 Funds, higher annual expenses, and lower dividends, than class R6 shares because of higher investor servicing fees

• For the Absolute Return 700 Fund, higher annual expenses, and lower dividends, than class Y shares because of higher investor servicing fees.

Class R6 shares (available only to qualified plans with assets of at least $50 million)

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees and, for the Absolute Return 500 and 700 Funds, lower investor servicing fees

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• For the Absolute Return 500 and 700 Funds, lower annual expenses, and higher dividends, than class R5 or Y shares because of lower investor servicing fees.

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Class Y shares (available only to investors listed below)

The following investors may purchase class Y shares if approved by Putnam:

• qualified retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam and offer institutional share class pricing (no sales charge or 12b-1 fee);

• bank trust departments and trust companies that have entered into agreements with Putnam and offer institutional share class pricing to their clients;

• corporate IRAs administered by Putnam, if another retirement plan of the sponsor is eligible to purchase class Y shares;

• college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code;

• other Putnam funds and Putnam investment products;

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• investors purchasing shares through an asset-based fee program that regularly offers institutional share classes and that is sponsored by a registered broker-dealer or other financial institution;

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• clients of a financial representative who are charged a fee for consulting or similar services;

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• corporations, endowments and foundations that have entered into an arrangement with Putnam;

• fee-paying clients of a registered investment advisor (RIA) who initially invests for clients an aggregate of at least $100,000 in Putnam funds; and

• current and retired Putnam employees and their immediate family members (including an employee’s spouse, domestic partner, fiance(e), or other family members who are living in the same household), current and retired directors of Putnam Investments, LLC, and current and retired Trustees of the fund. Upon the departure of any member of this group of individuals from Putnam or the fund’s Board of Trustees, the member’s class Y shares convert automatically to class A shares, unless the member’s departure is a retirement, as determined by Putnam in its discretion for employees and directors and by the Board of Trustees in its discretion for Trustees.

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Trust companies or bank trust departments that purchased class Y shares for trust accounts may transfer them to the beneficiaries of the trust accounts, who may continue to hold them or exchange them for class Y shares of other Putnam funds. Defined contribution plans (including corporate IRAs) that purchased class Y shares under prior eligibility criteria may continue to purchase class Y shares.

48	Prospectus

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

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• Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees.

• For the Absolute Return 500 and 700 Funds, higher annual expenses, and lower dividends, than class R6 shares because of higher investor servicing fees.

• For the Absolute Return 700 Fund, lower annual expenses and higher dividends than class R5 shares because of lower investor servicing fees.

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Initial sales charges for class A and M shares

Absolute Return 100 and 300 Funds

	Class A sales charge as		Class M sales charge as
	a percentage of*:		a percentage of*:

Amount of purchase at offering	Net amount	Offering	Net amount	Offering
price ($)	invested	price**	invested	price**

Under 500,000	1.01%	1.00%	0.76%	0.75%
500,000 and above	NONE	NONE	NONE	NONE

Absolute Return 500 and 700 Funds

	Class A sales charge as		Class M sales charge as
	a percentage of*:		a percentage of*:

Amount of purchase at offering	Net amount	Offering	Net amount	Offering
price ($)	invested	price**	invested	price**

Under 50,000	6.10%	5.75%	3.63%	3.50%
50,000 but under 100,000	4.71	4.50	2.56	2.50
100,000 but under 250,000	3.63	3.50	1.52	1.50
250,000 but under 500,000	2.56	2.50	1.01	1.00
500,000 and above	NONE	NONE	NONE	NONE

* Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

** Offering price includes sales charge.

Reducing your class A or class M sales charge

Each fund offers two principal ways for you to qualify for discounts on initial sales charges on class A and class M shares, often referred to as “breakpoint discounts”:

• Right of accumulation. You can add the amount of your current purchases of class A or class M shares of a fund and other Putnam funds to the value of your existing accounts in the fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial representatives. For your current purchases, you will pay the initial sales

Prospectus	49

charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of your current purchases. Shares of Putnam money market funds, other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

To calculate the total value of your existing accounts and any linked accounts, the fund will use the higher of (a) the current maximum public offering price of those shares or (b) if you purchased the shares after December 31, 2007, the initial value of the total purchases, or, if you held the shares on December 31, 2007, the market value at maximum public offering price on that date, in either case, less the market value on the applicable redemption date of any of those shares that you have redeemed.

• Statement of intention. A statement of intention is a document in which you agree to make purchases of class A or class M shares in a specified amount within a period of 13 months. For each purchase you make under the statement of intention, you will pay the initial sales charge applicable to the total amount you have agreed to purchase. While a statement of intention is not a binding obligation on you, if you do not purchase the full amount of shares within 13 months, the fund will redeem shares from your account in an amount equal to the difference between the higher initial sales charge you would have paid in the absence of the statement of intention and the initial sales charge you actually paid.

Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

• Individual accounts

• Joint accounts

• Accounts established as part of a retirement plan and IRA accounts (some restrictions may apply)

• Shares of Putnam funds owned through accounts in the name of your dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)

• Accounts held as part of a Section 529 college savings plan managed by Putnam Management (some restrictions may apply)

In order to obtain a breakpoint discount, you should inform your financial representative at the time you purchase shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. A fund or your financial representative may ask you for records or other information about other shares held in your

50	Prospectus

accounts and linked accounts, including accounts opened with a different financial representative. Restrictions may apply to certain accounts and transactions. Further details about breakpoint discounts can be found on Putnam Investments’ website at putnam.com/individual by selecting Investment Choices, then Mutual Funds, and then Pricing policies, and in the SAI.

• Additional reductions and waivers of sales charges. In addition to the breakpoint discount methods described above, sales charges may be reduced or waived under certain circumstances and for certain categories of investors. For instance, an employer-sponsored retirement plan is eligible to purchase class A shares without sales charges if its plan administrator or dealer of record has entered into an agreement with Putnam Retail Management. Information about reductions and waivers of sales charges, including deferred sales charges, is included in the SAI. You may consult your financial representative or Putnam Retail Management for assistance.

How do I sell or exchange fund shares?

You can sell your shares back to the appropriate fund or exchange them for shares of another Putnam fund any day the NYSE is open, either through your financial representative or directly to the fund. If you redeem your shares shortly after purchasing them, your redemption payment for the shares may be delayed until the fund collects the purchase price of the shares, which may be up to 10 calendar days after the purchase date.

Regarding exchanges, not all Putnam funds offer all classes of shares or may be open to new investors. If you exchange shares otherwise subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, however, the redemption may be subject to the deferred sales charge, depending upon when and from which fund you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. Class B shares of most other Putnam funds have a higher deferred sales charge than Absolute Return 100 and 300 Funds. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase, unless you originally purchased the shares from another Putnam fund that does not directly charge a deferred sales charge, in which case the length of time you have owned your shares will be measured from the date you exchange those shares for shares of another Putnam fund that does charge a deferred sales charge, and will not be affected by any subsequent exchanges among funds.

Prospectus	51

• Selling or exchanging shares through your financial representative. Your representative must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV, less any applicable deferred sales charge. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.

• Selling or exchanging shares directly with the funds. Putnam Investor Services must receive your request in proper form before the close of regular trading on the NYSE in order to receive that day’s NAV, less any applicable deferred sales charge.

• By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If you have certificates for the shares you want to sell or exchange, you must return them unendorsed with your letter of instruction.

• By telephone. You may use Putnam’s telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone. A telephone exchange privilege is currently available for amounts up to $500,000. Sale or exchange of shares by telephone is not permitted if there are certificates for your shares. The telephone redemption and exchange privileges may be modified or terminated without notice.

• Via the Internet. You may also exchange shares via the Internet at putnam.com/individual.

• Shares held through your employer’s retirement plan. For information on how to sell or exchange shares of a fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

• Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or surviving joint owner. For more information concerning Putnam’s signature guarantee and documentation requirements, contact Putnam Investor Services.

52	Prospectus

Each fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange. Ask your financial representative or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

Deferred sales charges for class B, class C and certain class A and class M shares

Absolute Return 100 and 300 Funds
(for shares purchased on or after April 5, 2010)

If you sell (redeem) class B shares within two years of purchase, you will generally pay a deferred sales charge according to the following schedule:

Year after purchase	1	2	3+

Charge	1%	0.50%	0%

Absolute Return 100 and 300 Funds
(for shares purchased prior to April 5, 2010)

If you sell (redeem) class B shares within four years of purchase, you will generally pay a deferred sales charge according to the following schedule:

Year after purchase	1	2	3	4	5+

Charge	3%	3%	2%	1%	0%

Absolute Return 500 and 700 Funds

If you sell (redeem) class B shares within six years of purchase, you will generally pay a deferred sales charge according to the following schedule:

Year after purchase	1	2	3	4	5	6	7+

Charge	5%	4%	3%	3%	2%	1%	0%

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A deferred sales charge of 1.00% will apply to class C shares if redeemed within one year of purchase. Class A shares that are part of a purchase of $500,000 or more (other than by a qualified retirement plan) will be subject to a 1.00% deferred sales charge if redeemed within nine months of purchase. A deferred sales charge of 0.30% in the case of Absolute Return 100 and 300 Funds and 0.65% in the case of Absolute Return 500 and 700 Funds may apply to class M shares purchased without a sales charge for certain rollover IRA accounts if redeemed within one year of purchase.

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Prospectus	53

Deferred sales charges will be based on the lower of the shares’ cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

• Payment information. A fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. You will not receive interest on uncashed redemption checks. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

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• Redemption by a fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), a fund may redeem your shares without your permission and send you the proceeds after providing you with at least 60 days’ notice to attain the minimum. To the extent permitted by applicable law, each fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

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Policy on excessive short-term trading

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• Risks of excessive short-term trading. Excessive short-term trading activity may reduce each fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting each fund’s NAV. Depending on the size and frequency of short-term trades in the fund’s shares, each fund may experience increased cash volatility, which could require each fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase each fund’s brokerage and administrative costs and, for investors in taxable accounts, may increase the taxable distributions received from the fund.

Because each fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its NAV. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

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54	Prospectus

Because each fund invests in securities that may trade infrequently or may be more difficult to value, such as lower-rated bonds and securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for these securities may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because lower-rated debt and securities of smaller companies may be less liquid than higher-rated debt or securities of larger companies, respectively, a fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if a fund holds other types of less liquid securities.

• Fund policies. In order to protect the interests of long-term shareholders of each fund, Putnam Management and each fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. Each fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors activity in those shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.

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• Account monitoring. Putnam Management’s Compliance Department currently uses multiple reporting tools to detect short-term trading activity occurring in accounts for investors held directly with the Putnam funds as well as within accounts held through certain financial intermediaries. Putnam Management measures excessive short-term trading in the fund by the number of “round trip” transactions above a specified dollar amount within a specified period of time. A “round trip” transaction is defined as a purchase or exchange into a fund followed, or preceded by, a redemption or exchange out of the same fund. Generally, if an investor has been identified as having completed two “round trip” transactions with values of at least $10,000 within a rolling 90-day period, Putnam Management will issue the investor and/or his or her financial intermediary, if any, a written warning. In addition, Putnam Management will communicate instances of excessive short-term trading to the compliance staff of an investor’s financial representative, if one is identified in Putnam’s records of the account. Putnam Management’s practices for measuring excessive short-term trading activity and issuing warnings

Prospectus	55

may change from time to time. Certain types of transactions are exempt from monitoring, such as those in connection with systematic investment or withdrawal plans and reinvestment of dividend and capital gain distributions.

• Account restrictions. In addition to these monitoring practices, Putnam Management and the fund reserve the right to reject or restrict purchases or exchanges for any reason. Continued excessive short-term trading activity by an investor or intermediary following a warning may lead to the termination of the exchange privilege for that investor or intermediary. Putnam Management or the fund may determine that an investor’s trading activity is excessive or otherwise potentially harmful based on various factors, including an investor’s or financial intermediary’s trading history in the fund, other Putnam funds or other investment products, and may aggregate activity in multiple accounts in the fund or other Putnam funds under common ownership or control for purposes of determining whether the activity is excessive. If the fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, require future trades to be submitted by mail rather than by phone or over the Internet, impose limitations on the amount, number, or frequency of future purchases or exchanges, or temporarily or permanently bar the investor or intermediary from investing in the fund or other Putnam funds. The fund may take these steps in its discretion even if the investor’s activity may not have been detected by the fund’s current monitoring parameters.

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• Limitations on each fund’s policies. There is no guarantee that each fund will be able to detect excessive short-term trading in all accounts. For example, Putnam Management currently does not have access to sufficient information to identify each investor’s trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce a fund’s policies. In addition, even when Putnam Management has sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with each fund. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. Each fund is generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. Putnam Management monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, Putnam Management will contact the financial intermediary,

56	Prospectus

plan sponsor or recordkeeper that maintains accounts for the beneficial owner and attempt to identify and remedy any excessive trading. However, each fund’s ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

Distribution plans and payments to dealers

Putnam funds are distributed primarily through dealers (including any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator, and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates). In order to pay for the marketing of fund shares and services provided to shareholders, each fund has adopted distribution and service (12b-1) plans, which increase the annual operating expenses you pay each year in certain share classes, as shown in the table of annual fund operating expenses in the section Fund summaries — Fees and expenses. Putnam Retail Management and its affiliates also make additional payments to dealers that do not increase your fund expenses, as described below.

• Distribution and service (12b-1) plans. Each fund’s 12b-1 plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C, class M and class R shares. The Trustees currently limit payments on class A, class B, class M and class R shares of Absolute Return 100 and 300 Funds to 0.25%, 0.45%, 0.30% and 0.50% of average net assets, respectively. The Trustees currently limit payments on class A, class M and class R shares of Absolute Return 500 and 700 Funds to 0.25%, 0.75% and 0.50% of average net assets, respectively. Because these fees are paid out of a fund’s assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C, class M and class R shares may cost you more over time than paying the initial sales charge for class A shares. Because class C, class M and class R shares, unlike class B shares, do not convert to class A shares, class C, class M and class R shares may cost you more over time than class B shares. Class Y shares, for shareholders who are eligible to purchase them, will be less expensive than other classes of shares because they do not bear sales charges or 12b-1 fees.

• Payments to dealers. If you purchase your shares through a dealer, your dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution and service (12b-1) fees, if any, shown in the tables under the heading Fund summaries — Fees and expenses at the front of this prospectus.

Prospectus	57

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the funds or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by you or a fund as shown under the heading Fund summaries — Fees and expenses.

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales or net sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

Marketing support payments are generally available to most dealers engaging in significant sales of Putnam fund shares. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Although the total amount of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average net assets of Putnam’s retail mutual funds attributable to the dealers.

Program servicing payments, which are paid in some instances to dealers in connection with investments in a fund by retirement plans and other investment programs, are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. These payments are made for program services provided by the dealer, including participant recordkeeping, reporting, or transaction processing, as well as services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

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You can find a list of all dealers to which Putnam made marketing support and/or program servicing payments in 2012 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail

58	Prospectus

Management and its affiliates and the services provided by your dealer. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You can also ask your dealer about any payments it receives from Putnam Retail Management and its affiliates and any services your dealer provides, as well as about fees and/or commissions it charges.

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• Other payments. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to dealers to the extent permitted by SEC and NASD (as adopted by FINRA) rules and by other applicable laws and regulations. The funds’ transfer agent may also make payments to certain dealers in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in a fund or other Putnam funds through their retirement plan. See the discussion in the SAI under the heading Management — Investor Servicing Agent for more details.

Fund distributions and taxes

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Each fund normally distributes any net investment income and any net realized capital gains annually. You may choose to reinvest distributions from net investment income, capital gains or both in additional shares of your fund or other Putnam funds, or you may receive them in cash in the form of a check or an electronic deposit to your bank account. If you do not select an option when you open your account, all distributions will be reinvested. If you choose to receive distributions in cash, but correspondence from a fund or Putnam Investor Services is returned as “undeliverable,” the distribution option on your account may be converted to reinvest future distributions in the fund. You will not receive interest on uncashed distribution checks.

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For shares purchased through your employer’s retirement plan, the terms of the plan will govern how the plan may receive distributions from a fund.

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For federal income tax purposes, distributions of net investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long a fund owned (or is deemed to have owned) the investments that generated them, rather than by how long you have owned (or are deemed to have owned) your shares. Distributions that a fund properly reports to you as gains from investments that the fund owned for more than one year are generally treated as long-term capital gains includible in and taxed at the reduced rates applicable to your net capital gain. Distributions of gains from investments that a fund owned for one year or less and gains on the sale of or payment on bonds characterized as market discount are generally taxable to you as ordinary income. Distributions that the fund properly reports to you as “qualified dividend income” are taxable at

Prospectus	59

the reduced rates applicable to net capital gain provided that both you and the fund meet certain holding period and other requirements. Distributions are taxable in the manner described in this paragraph whether you receive them in cash or reinvest them in additional shares of your fund or other Putnam funds.


Distributions by a fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of a fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in a fund) from such a plan.


Unless you are investing through a tax-advantaged retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before a fund makes a distribution because doing so may cost you money in taxes. Distributions are taxable to you even if they are paid from income or gains earned by a fund before your investment (and thus were included in the price you paid). Contact your financial representative or Putnam to find out the distribution schedule for your fund.

A fund’s investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, the fund’s return on those investments would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to these foreign taxes. In addition, a fund’s investment in foreign securities or foreign currencies may increase or accelerate the fund’s recognition of ordinary income and may affect the timing or amount of the fund’s distributions.

A fund’s investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements.

A fund’s investments in derivative financial instruments, including investments by which the fund seeks exposure to assets other than securities, are subject to numerous special and complex tax rules. Moreover, each fund’s intention to qualify as a “regulated investment company” and receive favorable treatment under the federal income tax rules may limit its ability to invest in such instruments. The applicable tax rules could affect whether gains and losses recognized by a fund are treated as ordinary or capital, accelerate the recognition of income or gains to the fund, defer or possibly prevent the recognition or use of certain losses by the fund and cause adjustments in the holding period of the fund’s securities, thereby affecting whether capital

60	Prospectus

gains and losses are treated as short-term or long-term. The rules could, in turn, affect the amount, timing and character of the income distributed to shareholders by a fund and, therefore, may increase the amount of taxes payable by shareholders. In addition, because the application of these rules may be uncertain under current law, an adverse determination or future Internal Revenue Service guidance with respect to these rules may affect whether a fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.


Any gain resulting from the sale or exchange of your shares generally also will be subject to tax.

The above is a general summary of the tax implications of investing in a fund. Please refer to the SAI for further details. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights


The financial highlights tables are intended to help you understand each fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from each fund’s financial statements, which have been audited by KPMG LLP for Absolute Return 100 and 300 Funds and by PricewaterhouseCoopers LLP for Absolute Return 500 and 700 Funds. Their reports and each fund’s financial statements are included in each fund’s annual report to shareholders, which is available upon request.


Prospectus	61


Financial highlights (For a common share outstanding throughout the period)

Putnam Absolute Return 100 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio of	Ratio of net
	Net asset		Net realized			From					Net assets,	expenses	investment
	value,		and unrealized	Total from	From	net realized			Net asset	Total return	end of	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	net investment	gain on	Total	Redemption	value, end	at net asset	period (in	net assets	to average	Portfolio
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees	of period	value (%) [b]	thousands)	(%) [c]	net assets (%)	turnover (%)

Class A
October 31, 2012	$10.15	.16	— [d]	.16	(.15)	—	(.15)	—	$10.16	1.65	$158,622	.65 [e]	1.55 [e]	238 [f]
October 31, 2011	10.44	.23	(.30)	(.07)	(.13)	(.09)	(.22)	—	10.15	(.79)	249,746	.67 [e]	2.27 [e]	186 [f]
October 31, 2010	10.32	.20	(.05)	.15	(.03)	— [d]	(.03)	— [d]	10.44	1.50	169,380	1.01	1.92	199 [f]
October 31, 2009†	10.00	.16	.16	.32	— [d]	—	— [d]	— [d]	10.32	3.22 *	57,719	1.03 *[e]	1.51 *[e]	44 *

Class B
October 31, 2012	$10.11	.13	.02	.15	(.14)	—	(.14)	—	$10.12	1.48	$2,655	.85 [e]	1.33 [e]	238 [f]
October 31, 2011	10.39	.22	(.32)	(.10)	(.09)	(.09)	(.18)	—	10.11	(1.03)	3,070	.87 [e]	2.10 [e]	186 [f]
October 31, 2010	10.27	.16	(.04)	.12	—	— [d]	— [d]	— [d]	10.39	1.18	3,070	1.35	1.58	199 [f]
October 31, 2009†	10.00	.11	.16	.27	— [d]	—	— [d]	— [d]	10.27	2.71 *	1,931	1.54 *[e]	1.03 *[e]	44 *

Class C
October 31, 2012	$10.03	.08	.01	.09	(.07)	—	(.07)	—	$10.05	.90	$40,649	1.40 [e]	.80 [e]	238 [f]
October 31, 2011	10.33	.16	(.31)	(.15)	(.06)	(.09)	(.15)	—	10.03	(1.56)	62,600	1.42 [e]	1.58 [e]	186 [f]
October 31, 2010	10.26	.12	(.04)	.08	(.01)	— [d]	(.01)	— [d]	10.33	.78	68,078	1.76	1.17	199 [f]
October 31, 2009†	10.00	.11	.15	.26	— [d]	—	— d	— [d]	10.26	2.61 *	20,426	1.67 *[e]	1.04 *[e]	44 *

Class M
October 31, 2012	$10.13	.15	.01	.16	(.15)	—	(.15)	—	$10.14	1.61	$2,973	.70 [e]	1.48 [e]	238 [f]
October 31, 2011	10.42	.23	(.31)	(.08)	(.12)	(.09)	(.21)	—	10.13	(.81)	3,576	.72 [e]	2.22 [e]	186 [f]
October 31, 2010	10.31	.19	(.05)	.14	(.03)	— [d]	(.03)	— [d]	10.42	1.38	2,691	1.08	1.87	199 [f]
October 31, 2009†	10.00	.15	.16	.31	— [d]	—	— [d]	— [d]	10.31	3.12 *	850	1.16 *[e]	1.47 *[e]	44 *

Class R
October 31, 2012	$10.09	.13	— [d]	.13	(.12)	—	(.12)	—	$10.10	1.33	$316	.90 [e]	1.27 [e]	238 [f]
October 31, 2011	10.39	.21	(.31)	(.10)	(.11)	(.09)	(.20)	—	10.09	(1.00)	317	.92 [e]	2.06 [e]	186 [f]
October 31, 2010	10.30	.18	(.06)	.12	(.03)	— [d]	(.03)	— [d]	10.39	1.20	302	1.26	1.71	199 [f]
October 31, 2009†	10.00	.11	.19	.30	— [d]	—	— [d]	— [d]	10.30	3.02*	14	1.24 *[e]	1.10 *[e]	44 *

Class R5
October 31, 2012‡	$10.12	.05	.04	.09	—	—	—	—	$10.21	.89 *	10	.13 *[e]	.48 *[e]	238 [f]

Class R6
October 31, 2012‡	$10.12	.05	.04	.09	—	—	—	—	$10.21	.89 *	10	.13 *[e]	.48 *[e]	238 [f]

Class Y
October 31, 2012	$10.20	.18	.01	.19	(.18)	—	(.18)	—	$10.21	1.90	$71,603	.40 [e]	1.78 [e]	238 [f]
October 31, 2011	10.48	.26	(.31)	(.05)	(.14)	(.09)	(.23)	—	10.20	(.51)	80,840	.42 [e]	2.55 [e]	186 [f]
October 31, 2010	10.34	.23	(.05)	.18	(.04)	— [d]	(.04)	— [d]	10.48	1.78	72,970.76		2.17	199 [f]
October 31, 2009†	10.00	.20	.14	.34	— [d]	—	— [d]	— [d]	10.34	3.42 *	53,840	.81 *[e]	1.87 *[e]	44 *

See notes to financial highlights at the end of this section.

62	Prospectus	Prospectus	63

Financial highlights (Continued)


* Not annualized.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.


‡ For the period July 3, 2012 (commencement of operations) to October 31, 2012.


a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements.


d Amount represents less than $0.01 per share.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets:

	10/31/12	10/31/11	10/31/09

Class A	0.33%	0.29%	0.44%

Class B	0.33	0.29	0.44

Class C	0.33	0.29	0.44

Class M	0.33	0.29	0.44

Class R	0.33	0.29	0.44

Class R5	0.10	N/A	N/A

Class R6	0.08	N/A	N/A

Class Y	0.33	0.29	0.44

f Portfolio turnover excludes TBA purchase and sale transactions.

64	Prospectus

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Prospectus	65

Financial highlights (For a common share outstanding throughout the period)

Putnam Absolute Return 300 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio of	Ratio of net
	Net asset		Net realized			From					Net assets,	expenses	investment
	value,		and unrealized	Total from	From	net realized			Net asset	Total return	end of	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	net investment	gain on	Total	Redemption	value, end	at net asset	period (in	net assets	to average	Portfolio
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees	of period	value (%) [b]	thousands)	(%) [c]	net assets (%)	turnover (%)

Class A
October 31, 2012	$10.38	.31	(.01)	.30	(.10)	—	(.10)	—	$10.58	2.97	$518,088	.82 [d]	2.94 [d]	238 [e]
October 31, 2011	10.92	.38	(.56)	(.18)	(.32)	(.04)	(.36)	—	10.38	(1.72)	830,296	.87 [d]	3.55 [d]	188 [e]
October 31, 2010	10.65	.45	(.08)	.37	(.10)	—	(.10)	— [f]	10.92	3.53	498,715	1.09	4.18	219 [e]
October 31, 2009†	10.00	.32	.33	.65	— [f]	—	— [f]	— [f]	10.65	6.52 *	107,098	1.11 *[d]	3.02 *[d]	39 *

Class B
October 31, 2012	$10.32	.28	.01	.29	(.08)	—	(.08)	—	$10.53	2.86	$13,859	1.02 [d]	2.71 [d]	238 [e]
October 31, 2011	10.86	.37	(.58)	(.21)	(.29)	(.04)	(.33)	—	10.32	(2.03)	16,066	1.07 [d]	3.48 [d]	188 [e]
October 31, 2010	10.60	.41	(.08)	.33	(.07)	—	(.07)	— [f]	10.86	3.17	14,957	1.41	3.81	219 [e]
October 31, 2009†	10.00	.26	.34	.60	— [f]	—	— [f]	— [f]	10.60	6.01 *	6,056	1.63 *[d]	2.49 *[d]	39 *

Class C
October 31, 2012	$10.24	.22	.01	.23	(.03)	—	(.03)	—	$10.44	2.23	$201,889	1.57 [d]	2.19 [d]	238 [e]
October 31, 2011	10.80	.30	(.57)	(.27)	(.25)	(.04)	(.29)	—	10.24	(2.53)	291,442	1.62 [d]	2.86 [d]	188 [e]
October 31, 2010	10.59	.37	(.08)	.29	(.08)	—	(.08)	— [f]	10.80	2.76	220,223	1.84	3.40	219 [e]
October 31, 2009†	10.00	.28	.31	.59	— [f]	—	— [f]	— [f]	10.59	5.91 *	58,151	1.76 *[d]	2.66 *[d]	39 *

Class M
October 31, 2012	$10.35	.30	— [f]	.30	(.10)	—	(.10)	—	$10.55	2.90	$11,914	.87 [d]	2.89 [d]	238 [e]
October 31, 2011	10.90	.38	(.57)	(.19)	(.32)	(.04)	(.36)	—	10.35	(1.85)	17,639	.92 [d]	3.56 [d]	188 [e]
October 31, 2010	10.63	.45	(.08)	.37	(.10)	—	(.10)	— [f]	10.90	3.51	13,405	1.16	4.12	219 [e]
October 31, 2009†	10.00	.29	.34	.63	— [f]	—	— [f]	— [f]	10.63	6.32 *	1,926	1.24 *[d]	2.74 *[d]	39 *

Class R
October 31, 2012	$10.34	.28	— [f]	.28	(.08)	—	(.08)	—	$10.54	2.71	$734	1.07 [d]	2.68 [d]	238 [e]
October 31, 2011	10.89	.36	(.57)	(.21)	(.30)	(.04)	(.34)	—	10.34	(1.98)	801	1.12 [d]	3.35 [d]	188 [e]
October 31, 2010	10.62	.43	(.08)	.35	(.08)	—	(.08)	— [f]	10.89	3.28	553	1.34	3.95	219 [e]
October 31, 2009†	10.00	.30	.32	.62	— [f]	—	— [f]	— [f]	10.62	6.22 *	88	1.33 *[d]	2.87 *[d]	39 *

Class R5
October 31, 2012‡	$10.42	.09	.12	.21	—	—	—	—	$10.63	2.02*	$10	.18 *[d]	.84 *[d]	238 [e]

Class R6
October 31, 2012‡	$10.42	.09	.12	.21	—	—	—	—	$10.63	2.02*	$10	.18 *[d]	.84 *[d]	238 [e]

Class Y
October 31, 2012	$10.43	.33	— [f]	.33	(.13)	—	(.13)	—	$10.63	3.21	$212,599	.57 [d]	3.20 [d]	238 [e]
October 31, 2011	10.96	.41	(.56)	(.15)	(.34)	(.04)	(.38)	—	10.43	(1.47)	367,131	.62 [d]	3.82 [d]	188 [e]
October 31, 2010	10.67	.48	(.08)	.40	(.11)	—	(.11)	— [f]	10.96	3.81	248,102.84		4.41	219 [e]
October 31, 2009†	10.00	.39	.28	.67	— [f]	—	— [f]	— [f]	10.67	6.72*	75,335	.90 *[d]	3.67 *[d]	39 *

See notes to financial highlights at the end of this section.

66	Prospectus	Prospectus	67

Financial highlights (Continued)


* Not annualized.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.


‡ For the period July 3, 2012 (commencement of operations) to October 31, 2012.


a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements.


d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets:

	10/31/12	10/31/11	10/31/09

Class A	0.19%	0.18%	0.15%

Class B	0.19	0.18	0.15

Class C	0.19	0.18	0.15

Class M	0.19	0.18	0.15

Class R	0.19	0.18	0.15

Class R5	0.05	N/A	N/A

Class R6	0.03	N/A	N/A

Class Y	0.19	0.18	0.15

e Portfolio turnover excludes TBA purchase and sale transactions.

f Amount represents less than $0.01 per share.

68	Prospectus

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Prospectus	69

Financial highlights (For a common share outstanding throughout the period)

Putnam Absolute Return 500 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio of	Ratio of net
	Net asset		Net realized			From					Net assets,	expenses	investment
	value,		and unrealized	Total from	From	net realized			Net asset	Total return	end of	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	net investment	gain on	Total	Redemption	value, end	at net asset	period (in	net assets	to average	Portfolio
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees	of period	value (%) [b]	thousands)	(%) [c,d]	net assets (%) [d]	turnover (%)

Class A
October 31, 2012	$10.89	.18	.59	.77	(.33)	—	(.33)	—	$11.33	7.25	$376,219	1.14	1.67	150 [f]
October 31, 2011	10.93	.29	(.05)	.24	(.23)	(.05)	(.28)	—	10.89	2.21	411,424	1.16	2.68	144 [f]
October 31, 2010	10.78	.30	.04	.34	(.11)	(.08)	(.19)	— [e]	10.93	3.19	325,723	1.47	2.73	240 [f]
October 31, 2009†	10.00	.21	.57	.78	—	—	—	— [e]	10.78	7.80 *	115,989	1.28 *	1.96 *	63 *

Class B
October 31, 2012	$10.75	.10	.58	.68	(.25)	—	(.25)	—	$11.18	6.47	$37,009	1.89	.91	150 [f]
October 31, 2011	10.81	.21	(.05)	.16	(.17)	(.05)	(.22)	—	10.75	1.44	33,914	1.91	1.94	144 [f]
October 31, 2010	10.71	.21	.05	.26	(.08)	(.08)	(.16)	— [e]	10.81	2.37	27,263	2.22	1.97	240 [f]
October 31, 2009†	10.00	.16	.55	.71	—	—	—	— [e]	10.71	7.10 *	12,283	1.92 *	1.48 *	63*

Class C
October 31, 2012	$10.74	.10	.58	.68	(.25)	—	(.25)	—	$11.17	6.52	$185,116	1.89	.91	150 [f]
October 31, 2011	10.80	.21	(.05)	.16	(.17)	(.05)	(.22)	—	10.74	1.45	184,129	1.91	1.91	144 [f]
October 31, 2010	10.72	.21	.04	.25	(.09)	(.08)	(.17)	— [e]	10.80	2.30	136,725	2.22	1.98	240 [f]
October 31, 2009†	10.00	.17	.55	.72	—	—	—	— [e]	10.72	7.20 *	42,453	1.92 *	1.59 *	63 *

Class M
October 31, 2012	$10.80	.13	.58	.71	(.28)	—	(.28)	—	$11.23	6.72	$7,554	1.64	1.16	150 [f]
October 31, 2011	10.84	.24	(.05)	.19	(.18)	(.05)	(.23)	—	10.80	1.75	7,650	1.66	2.18	144 [f]
October 31, 2010	10.73	.24	.05	.29	(.10)	(.08)	(.18)	— [e]	10.84	2.69	6,270	1.97	2.22	240 [f]
October 31, 2009†	10.00	.20	.53	.73	—	—	—	— [e]	10.73	7.30 *	2,164	1.71 *	1.83 *	63 *

Class R
October 31, 2012	$10.83	.15	.58	.73	(.30)	—	(.30)	—	$11.26	6.96	$1,812	1.39	1.40	150 [f]
October 31, 2011	10.88	.26	(.05)	.21	(.21)	(.05)	(.26)	—	10.83	1.95	1,432	1.41	2.41	144 [f]
October 31, 2010	10.76	.27	.04	.31	(.11)	(.08)	(.19)	— [e]	10.88	2.91	979	1.72	2.47	240 [f]
October 31, 2009†	10.00	.22	.54	.76	—	—	—	— [e]	10.76	7.60 *	239	1.49 *	2.01 *	63 *

Class R5
October 31, 2012‡	$11.16	.07	.15	.22	—	—	—	—	$11.38	1.97 *	$10	.29 *	.60 *	150 [f]

Class R6
October 31, 2012‡	$11.16	.07	.15	.22	—	—	—	—	$11.38	1.97 *	$10	.28 *	.62 *	150 [f]

Class Y
October 31, 2012	$10.94	.21	.58	.79	(.35)	—	(.35)	—	$11.38	7.48	$220,855.89		1.91	150 [f]
October 31, 2011	10.97	.32	(.05)	.27	(.25)	(.05)	(.30)	—	10.94	2.49	189,594.91		2.93	144 [f]
October 31, 2010	10.81	.32	.05	.37	(.13)	(.08)	(.21)	— [e]	10.97	3.40	152,292	1.22	2.97	240 [f]
October 31, 2009†	10.00	.27	.54	.81	—	—	—	— [e]	10.81	8.10 *	67,250	1.06 *	2.45 *	63 *

See notes to financial highlights at the end of this section.

70	Prospectus	Prospectus	71

Financial highlights (Continued)


* Not annualized.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.


‡ For the period July 3, 2012 (commencement of operations) to October 31, 2012.


a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.


c Includes amounts paid through expense offset arrangements and/or brokerage/service arrangements.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

	10/31/12	10/31/11	10/31/10	10/31/09

Class A	0.09%	0.12%	0.02%	0.33%

Class B	0.09	0.12	0.02	0.33

Class C	0.09	0.12	0.02	0.33

Class M	0.09	0.12	0.02	0.33

Class R	0.09	0.12	0.02	0.33

Class R5	0.02	—	—	—

Class R6	—	—	—	—

Class Y	0.09	0.12	0.02	0.33

e Amount represents less than $0.01 per share.

f Portfolio turnover excludes TBA purchase and sale transactions.

72	Prospectus

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Prospectus	73

Financial highlights (For a common share outstanding throughout the period)

Putnam Absolute Return 700 Fund

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio of	Ratio of net
	Net asset		Net realized			From					Net assets,	expenses	investment
	value,		and unrealized	Total from	From	net realized			Net asset	Total return	end of	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	net investment	gain on	Total	Redemption	value, end	at net asset	period (in	net assets	to average	Portfolio
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees	of period	value (%) [b]	thousands)	(%) [c,d]	net assets (%) [d]	turnover (%) [e]

Class A
October 31, 2012	$11.35	.21	.66	.87	(.44)	—	(.44)	—	$11.78	7.97	$331,370	1.33	1.82	164
October 31, 2011	11.45	.33	(.04)	.29	(.34)	(.05)	(.39)	—	11.35	2.55	364,714	1.37	2.86	174
October 31, 2010	11.16	.43	.06	.49	(.15)	(.05)	(.20)	— [f]	11.45	4.44	279,592	1.63	3.81	244
October 31, 2009†	10.00	.33	.83	1.16	—	—	—	— [f]	11.16	11.60 *	86,344	1.41 *	3.06 *	48 *

Class B
October 31, 2012	$11.19	.12	.65	.77	(.36)	—	(.36)	—	$11.60	7.13	$26,015	2.08	1.06	164
October 31, 2011	11.31	.24	(.03)	.21	(.28)	(.05)	(.33)	—	11.19	1.84	22,984	2.12	2.14	174
October 31, 2010	11.08	.34	.05	.39	(.11)	(.05)	(.16)	— [f]	11.31	3.54	18,375	2.38	3.05	244
October 31, 2009†	10.00	.29	.79	1.08	—	—	—	— [f]	11.08	10.80 *	6,613	2.05 *	2.71 *	48 *

Class C
October 31, 2012	$11.19	.12	.65	.77	(.36)	—	(.36)	—	$11.60	7.16	$138,619	2.08	1.06	164
October 31, 2011	11.31	.24	(.04)	.20	(.27)	(.05)	(.32)	—	11.19	1.79	132,156	2.12	2.12	174
October 31, 2010	11.09	.34	.06	.40	(.13)	(.05)	(.18)	— [f]	11.31	3.59	98,655	2.38	3.05	244
October 31, 2009†	10.00	.32	.77	1.09	—	—	—	— [f]	11.09	10.90 *	29,797	2.05 *	2.89 *	48 *

Class M
October 31, 2012	$11.23	.15	.65	.80	(.38)	—	(.38)	—	$11.65	7.40	$4,105	1.83	1.31	164
October 31, 2011	11.32	.27	(.03)	.24	(.28)	(.05)	(.33)	—	11.23	2.12	3,830	1.87	2.34	174
October 31, 2010	11.10	.37	.03	.40	(.13)	(.05)	(.18)	— [f]	11.32	3.64	3,134	2.13	3.30	244
October 31, 2009†	10.00	.33	.77	1.10	—	—	—	— [f]	11.10	11.00 *	1,473	1.84 *	3.04 *	48 *

Class R
October 31, 2012	$11.25	.17	.67	.84	(.41)	—	(.41)	—	$11.68	7.77	$1,235	1.58	1.52	164
October 31, 2011	11.37	.30	(.05)	.25	(.32)	(.05)	(.37)	—	11.25	2.26	643	1.62	2.60	174
October 31, 2010	11.12	.40	.04	.44	(.14)	(.05)	(.19)	— [f]	11.37	3.97	431	1.88	3.56	244
October 31, 2009†	10.00	.32	.80	1.12	—	—	—	— [f]	11.12	11.20 *	109	1.62 *	2.99 *	48 *

Class R5
October 31, 2012‡	$11.56	.07	.18	.25	—	—	—	—	$11.81	2.16 *	$10	.34 *	.54 *	164

Class R6
October 31, 2012‡	$11.56	.07	.18	.25	—	—	—	—	$11.81	2.16 *	$10	.31 *	.58 *	164

Class Y
October 31, 2012	$11.37	.23	.67	.90	(.46)	—	(.46)	—	$11.81	8.31	$283,356	1.08	2.04	164
October 31, 2011	11.47	.36	(.05)	.31	(.36)	(.05)	(.41)	—	11.37	2.75	195,030	1.12	3.13	174
October 31, 2010	11.17	.46	.05	.51	(.16)	(.05)	(.21)	— [f]	11.47	4.64	169,634	1.38	4.04	244
October 31, 2009†	10.00	.40	.77	1.17	—	—	—	— [f]	11.17	11.70 *	60,759	1.19 *	3.56 *	48 *

See notes to financial highlights at the end of this section.

74	Prospectus	Prospectus	75

Financial highlights (Continued)

* Not annualized.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

‡ For the period July 3, 2012 (commencement of operations) to October 31, 2012.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets:

	10/31/12	10/31/11	10/31/10	10/31/09

Class A	0.05%	0.08%	0.03%	0.46%

Class B	0.05	0.08	0.03	0.46

Class C	0.05	0.08	0.03	0.46

Class M	0.05	0.08	0.03	0.46

Class R	0.05	0.08	0.03	0.46

Class R5	—	N/A	N/A	N/A

Class R6	—	N/A	N/A	N/A

Class Y	0.05	0.08	0.03	0.46

e Portfolio turnover excludes TBA purchase and sales transactions.

f Amount represents less than $0.01 per share.

76	Prospectus

Make the most of your Putnam privileges

The following services are available to you as a Putnam mutual fund shareholder.

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Systematic investment plan

Invest as much as you wish. The amount you choose will be automatically transferred weekly, semi-monthly or monthly from your checking or savings account.

Systematic withdrawal

Make regular withdrawals monthly, quarterly, semiannually, or annually from your Putnam mutual fund account.

Systematic exchange

Transfer assets automatically from one Putnam account to another on a regular, prearranged basis.

Exchange privilege

Exchange money between Putnam funds. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000 and shares of all Putnam funds may not be available to all investors.

A short-term trading fee of 1.00% may apply to exchanges of certain fund shares within the time period specified in the applicable fund’s prospectus.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange (into the fund) and systematic withdrawal or exchange (out of the fund). These privileges are subject to change or termination.

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Many of these services can be accessed online at putnam.com.

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For more information about any of these services and privileges, call your financial representative or a Putnam customer service representative toll-free at 1-800-225-1581.

Prospectus	77

Putnam family of fundsa

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus containing this and other information for any Putnam fund or product, call your financial advisor at 1-800-225-1581 and ask for a prospectus. Please read the prospectus carefully before investing.

Growth	Value
Growth Opportunities Fund	Convertible Securities Fund
International Growth Fund	Equity Income Fund
Multi-Cap Growth Fund	George Putnam Balanced Fund
Small Cap Growth Fund	The Putnam Fund for Growth
Voyager Fund	and Income
International Value Fund
Blend	Multi-Cap Value Fund
Asia Pacific Equity Fund	Small Cap Value Fund
Capital Opportunities Fund
Capital Spectrum Fund	Income
Emerging Markets Equity Fund	American Government Income Fund
Equity Spectrum Fund	Diversified Income Trust
Europe Equity Fund	Floating Rate Income Fund
Global Equity Fund	Global Income Trust
International Capital	High Yield Advantage Fund
Opportunities Fund	High Yield Trust
International Equity Fund	Income Fund
Investors Fund	Money Market Fund[b]
Multi-Cap Core Fund	Short Duration Income Fund
Research Fund	U.S. Government Income Trust

a As of December 31, 2012.

b An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

78	Prospectus

Tax-free income	Retirement Income Fund Lifestyle 1[d]
AMT-Free Municipal Fund	Retirement Income Fund Lifestyle 2
Tax Exempt Income Fund	Retirement Income Fund Lifestyle 3[e]
Tax Exempt Money Market Fund[b]
Tax-Free High Yield Fund	Putnam Global Asset Allocation
Funds — four investment portfolios
State tax-free income funds: [c]	that spread your money across a
Arizona, California, Massachusetts,	variety of stocks, bonds, and money
Michigan, Minnesota, New Jersey,	market investments;
New York, Ohio, and Pennsylvania
Dynamic Asset Allocation
Absolute Return	Balanced Fund[f]
Absolute Return 100 Fund	Dynamic Asset Allocation
Absolute Return 300 Fund	Conservative Fund[f]
Absolute Return 500 Fund	Dynamic Asset Allocation
Absolute Return 700 Fund	Growth Fund[f]
Dynamic Risk Allocation Fund
Global Sector
Global Consumer Fund	Putnam RetirementReady®
Global Energy Fund	Putnam RetirementReady Funds —
Global Financials Fund	investment portfolios that offer
Global Health Care Fund	diversification among stocks, bonds,
Global Industrials Fund	and money market instruments and
Global Natural Resources Fund	adjust to become more conservative
Global Sector Fund	over time based on a target date for
Global Technology Fund	withdrawing assets.
Global Telecommunications Fund
Global Utilities Fund	The funds:
Putnam RetirementReady 2055 Fund
Asset allocation	Putnam RetirementReady 2050 Fund
Putnam Retirement Income	Putnam RetirementReady 2045 Fund
Lifestyle Funds — portfolios with	Putnam RetirementReady 2040 Fund
managed allocations to stocks, bonds,	Putnam RetirementReady 2035 Fund
and money market investments to	Putnam RetirementReady 2030 Fund
generate retirement income.	Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2015 Fund

c Not available in all states.

d Formerly Putnam RetirementReady Maturity Fund.

e Formerly Putnam Income Strategies Fund.

f Formerly Putnam Asset Allocation: Balanced Portfolio, Putnam Asset Allocation: Conservative Portfolio, and Putnam Asset Allocation: Growth Portfolio.

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Prospectus	79

For more information about Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund

The funds’ SAI and annual and semiannual reports to shareholders include additional information about the funds. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. Each fund’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about each fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the fund’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com

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File No. 811-07513	SP104 279394 2/13
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PUTNAM ABSOLUTE RETURN FUNDS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS R5	CLASS R6	CLASS Y

Putnam Absolute Return 100 Fund	PARTX	PARPX	PARQX	PARZX	PRARX	PARVX	PRREX	PARYX

Putnam Absolute Return 300 Fund	PTRNX	PTRBX	PTRGX	PZARX	PTRKX	PTRLX	PTREX	PYTRX

Putnam Absolute Return 500 Fund	PJMDX	PJMBX	PJMCX	PJMMX	PJMRX	PJMLX	PJMEX	PJMYX

Putnam Absolute Return 700 Fund	PDMAX	PDMBX	PDMCX	PDMMX	PDMRX	PDMDX	PDMEX	PDMYX

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PUTNAM ABSOLUTE RETURN 100 FUND

PUTNAM ABSOLUTE RETURN 300 FUND

PUTNAM ABSOLUTE RETURN 500 FUND

PUTNAM ABSOLUTE RETURN 700 FUND

Each a Series of Putnam Funds Trust

FORM N-1A

PART B

STATEMENT OF ADDITIONAL INFORMATION (SAI)
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2/28/13

This SAI is not a prospectus. If a fund has more than one form of current prospectus, each reference to the prospectus in this SAI includes all of the funds’ prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. For a free copy of the funds' annual reports or a prospectus dated 2/28/13, as revised from time to time, call Putnam Investor Services at 1-800-225-1581, visit Putnam's website at putnam.com or write Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383.

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Part I of this SAI contains specific information about the funds. Part II includes information about these funds and the other Putnam funds.

1

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Table of Contents

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PART I

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FUND ORGANIZATION AND CLASSIFICATION	I-3
INVESTMENT RESTRICTIONS	I-4
CHARGES AND EXPENSES	I-6
PORTFOLIO MANAGERS	I-37
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL	I-41
STATEMENTS
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PART II

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HOW TO BUY SHARES	II-1
DISTRIBUTION PLANS	II-10
MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	II-18
TAXES	II-54
MANAGEMENT	II-68
DETERMINATION OF NET ASSET VALUE	II-88
INVESTOR SERVICES	II-90
SIGNATURE GUARANTEES	II-94
REDEMPTIONS	II-94
SHAREHOLDER LIABILITY	II-94
DISCLOSURE OF PORTFOLIO INFORMATION	II-95
PROXY VOTING GUIDELINES AND PROCEDURES	II-97
SECURITIES RATINGS	II-97
CLAIMS - PAYING ABILITY RATINGS	II-100
APPENDIX A - PROXY VOTING GUIDELINES OF THE PUTNAM FUNDS	II-105
APPENDIX B - FINANCIAL STATEMENTS	II-127

2

SAI
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PART I

FUND ORGANIZATION AND CLASSIFICATION

Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund are each a diversified series of Putnam Funds Trust, a Massachusetts business trust organized on January 22, 1996 the “Trust”. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. Each fund offers classes of shares with different sales charges and expenses.

Each share has one vote, with fractional shares voting proportionally. Shares of all series and classes vote together as a single class on all matters except (i) when required by the Investment Company Act of 1940 or when the Trustees have determined that a matter affects one or more series or classes materially differently, shares are voted by individual series or class; and (ii) when the Trustees determine that a matter affects only the interests of a particular series or class, then only shareholders of such series or class are entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if a fund were liquidated, would receive the net assets of that fund.

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Each fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although each fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust. Each fund has also voluntarily undertaken to hold a shareholder meeting at least every five years. Each fund’s most recent shareholder meeting was in 2009.

3

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities of a fund created under the Trust, each fund may not and will not:

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(1) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(2) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(3) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(4) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

(5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(6) Purchase or sell commodities, except as permitted by applicable law.

(7) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

4

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(9) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.

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The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

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For purposes of each fund's fundamental policy on industry concentration (#8 above), Putnam Investment Management, LLC (Putnam Management), the funds' investment manager, determines the appropriate industry categories and assigns issuers to them, informed by a variety of considerations, including relevant third party categorization systems. Industry categories and issuer assignments may change over time as industry sectors and issuers evolve. Portfolio allocations shown in shareholder reports and other communications may use broader investment sectors or narrower sub-industry categories.

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The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:

(1) The funds will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of a fund (or the person designated by the Trustees of a fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c).

(2) The funds will not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or (G) of the Investment Company Act of 1940, as amended.

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

5

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The Trust has filed an election under Rule 18f-1 under the Investment Company Act of 1940 committing each fund that is a series of the Trust to pay all redemptions of fund shares by a single shareholder during any 90-day period in cash, up to the lesser of (i) $250,000 or (ii) 1% of such fund's net assets measured as of the beginning of such 90-day period.

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CHARGES AND EXPENSES

Management fees

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Under a management contract effective March 1, 2013, each of Absolute Return 100 Fund and Absolute Return 300 Fund pays a monthly base fee to Putnam Management. The base fee is equal to 0.40% and 0.60%, respectively, of the monthly average of the fund's net asset value ("Average Net Assets"), determined at the close of each business day during the month. In return for this fee, Putnam Management provides the Absolute Return 100 Fund and Absolute Return 300 Fund investment management and investor servicing and bears each fund's organizational and operating expenses, excluding performance fee adjustments, distribution and service (12b-1) fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses.

Under a management contract effective February 1, 2010, each of the Absolute Return 500 Fund and Absolute Return 700 Fund pays a monthly base fee to Putnam Management. The fee is calculated by applying a rate to each fund's average net assets for the month. The rate is based on the monthly average of the aggregate net assets of all open-end funds sponsored by Putnam Management (excluding fund assets that are invested in other Putnam funds ("Total Open-End Mutual Fund Average Net Assets"), as determined at the close of each business day during the month, as set forth below.

In addition, for all of the Absolute Return Funds, beginning with January 2011, the monthly management fee consists of the monthly base fee plus or minus a performance adjustment for the month. The performance adjustment is determined based on performance over the thirty-six month period then ended or, if shorter, the period from the date the fund commenced operations (December 23, 2008) to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment is calculated by multiplying the performance adjustment rate and the fund's average net assets over the performance period and dividing the result by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The performance adjustment rate is equal to 0.04 multiplied by the difference during the performance period between the fund's annualized performance (measured by the fund's class A shares) and the sum of the hurdle described below and the annualized performance of

6

the benchmark index described below. The maximum annualized performance adjustment rates are also set forth below.

The monthly base fee is determined based on each fund's average net assets for the month, while the performance adjustment is determined based on the fund's average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund's assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

The application of an expense limitation, if any, will have a positive effect on a fund's performance and may result in an increase in the performance adjustment. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Putnam Management may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Putnam Management.

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Putnam Absolute Return 100 Fund

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0.40% of Average Net Assets

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Benchmark	Hurdle	Maximum
		performance
		adjustment rate

BofA Merrill Lynch U.S. Treasury Bill Index	1.00%	+/- 0.04%
(G0BA)	(100 basis points)

Putnam Absolute Return 300 Fund

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0.60% of Average Net Assets

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Benchmark	Hurdle	Maximum
		performance
		adjustment rate

BofA Merrill Lynch U.S. Treasury Bill Index	3.00%	+/- 0.12%
(G0BA)	(300 basis points)

7

Putnam Absolute Return 500 Fund
0.880% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.830% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.780% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.730% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.680% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.660% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.650% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets;
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and 0.645% of any excess thereafter.
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Benchmark	Hurdle	Maximum
		performance
		adjustment rate

BofA Merrill Lynch U.S. Treasury Bill Index	5.00%	+/- 0.20%
(G0BA)	(500 basis points)

Putnam Absolute Return 700 Fund
1.030% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.980% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.930% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.880% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.830% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.810% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.800% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets;
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and 0.795% of any excess thereafter.
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Benchmark	Hurdle	Maximum
		performance
		adjustment rate

BofA Merrill Lynch U.S. Treasury Bill Index	7.00%	+/- 0.28%
(G0BA)	(700 basis points)

8

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For Absolute Return 100 Fund and Absolute Return 300 Fund, under the funds' prior management contract dated February 1, 2010, each fund paid a monthly base fee to Putnam Management calculated by applying a rate to each fund's average net assets for the month. The rate was based on the Total Open-End Mutual Fund Average Net Assets, as determined at the close of each business day during the month, as set forth below. In addition, each fund was subject to (and remains subject to) the performance adjustments described above, which were unaffected by the March 1, 2013 management contract.

Putnam Absolute Return 100 Fund

0.630% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.580% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.530% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.480% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.430% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.410% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.400% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets;
0.395% of any excess thereafter.

Putnam Absolute Return 300 Fund

0.730% of the first $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.680% of the next $5 billion of Total Open-End Mutual Fund Average Net Assets;
0.630% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.580% of the next $10 billion of Total Open-End Mutual Fund Average Net Assets;
0.530% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.510% of the next $50 billion of Total Open-End Mutual Fund Average Net Assets;
0.500% of the next $100 billion of Total Open-End Mutual Fund Average Net Assets;
0.495% of any excess thereafter.

In addition, for each of the Absolute Return Funds, under the funds’ prior management contract dated December 22, 2008, each fund paid a monthly base fee to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the month, at the annual rates set forth below. In addition, each fund was subject to (and remains subject to) the performance adjustments described above, which were unaffected by the February 1, 2010 management contract.

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9

Putnam Absolute Return 100 Fund

0.55% of the first $500 million of average net assets;

0.45% of the next $500 million of average net assets;

0.40% of the next $500 million of average net assets;

0.35% of the next $5 billion of average net assets;

0.325% of the next $5 billion of average net assets;

0.305% of the next $5 billion of average net assets;

0.29% of the next $5 billion of average net assets; and

0.28% of any excess thereafter.

Putnam Absolute Return 300 Fund

0.65% of the first $500 million of average net assets;

0.55% of the next $500 million of average net assets;

0.50% of the next $500 million of average net assets;

0.45% of the next $5 billion of average net assets;

0.425% of the next $5 billion of average net assets;

0.405% of the next $5 billion of average net assets;

0.39% of the next $5 billion of average net assets; and

0.38% of any excess thereafter.

Putnam Absolute Return 500 Fund

0.80% of the first $500 million of average net assets;

0.70% of the next $500 million of average net assets;

0.65% of the next $500 million of average net assets;

0.60% of the next $5 billion of average net assets;

10

0.575% of the next $5 billion of average net assets;

0.555% of the next $5 billion of average net assets;

0.54% of the next $5 billion of average net assets; and

0.53% of any excess thereafter.

Putnam Absolute Return 700 Fund

0.95% of the first $500 million of average net assets;

0.85% of the next $500 million of average net assets;

0.80% of the next $500 million of average net assets;

0.75% of the next $5 billion of average net assets;

0.725% of the next $5 billion of average net assets;

0.705% of the next $5 billion of average net assets;

0.69% of the next $5 billion of average net assets; and

0.68% of any excess thereafter.

For the past three fiscal years, pursuant to the applicable management contract, each fund incurred the following fees:

11

				Amount
				management
				fee would
			Amount of	have been
	Fiscal	Management	management	without
Fund name	year	fee paid	fee waived	waivers

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Absolute Return 100	2012	$493,980	$1,080,414	$1,574,394

	2011	$767,149	$1,112,119	$1,879,268

	2010	$1,283,467	$0	$1,283,467

Absolute Return 300	2012	$4,354,861	$2,223,594	$6,578,455

	2011	$5,997,418	$2,492,452	$8,489,870

	2010	$3,974,613	$0	$3,974,613

Absolute Return 500	2012	$5,233,405	$746,272	$5,979,677

	2011	$4,722,613	$945,028	$5,667,641

	2010	$3,463,183	$69,222	$3,532,405

Absolute Return 700	2012	$5,796,253	$343,555	$6,139,808

	2011	$5,437,954	$539,614	$5,977,568

	2010	$3,643,198	$101,907	$3,745,105

The amount of management fee waived for the most recent fiscal year resulted from arrangements set forth in "General expense limitation" under "Management - The Management Contract" in Part II of this SAI and in "Fund-specific expense limitation" below.

Fund-specific expense limitation. Effective through at least June 30, 2014, Putnam Management will waive fees (and, to the extent necessary, bear other expenses) of Absolute Return 500 Fund and Absolute Return 700 Fund to the extent that expenses of the fund (before any performance adjustment to the fund’s management fee and exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s distribution plans) would exceed 0.90% and 1.10%, respectively, of the fund’s average net assets. Please see “Management - The Management Contract – General expense Limitation” in Part II of the SAI for a description of another expense limitation that may apply to a fund.

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12

Brokerage commissions

The following table shows brokerage commissions paid during the fiscal years indicated:


	Fiscal	Brokerage
Fund name	year	commissions

Absolute Return 100	2012	$3,817

	2011	31,763

	2010	23,305

Absolute Return 300	2012	$21,934

	2011	188,635

	2010	78,322

Absolute Return 500	2012	$140,047

	2011	198,768

	2010	221,112

Absolute Return 700	2012	$147,964

	2011	213,360

	2010	220,782

The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research services received by Putnam Management and its affiliates:


	Dollar value	Percentage
	of these	of total	Amount of
Fund name	transactions	transactions	commissions

Absolute Return
500	$263,044,189	8.88%	$102,529

13

	Dollar value	Percentage
	of these	of total	Amount of
Fund name	transactions	transactions	commissions

Absolute Return
700	$299,924,656	8.69%	$105,077

At the end of fiscal 2012, the funds held the following securities of their regular broker-dealers (or affiliates of such broker-dealers):

Fund Name	Broker-dealers or affiliates	Value of securities held

Absolute Return 100	JPMorgan Chase & Co.	$505,406

	Citigroup, Inc.	$1,113,078

	Bank of America Corp.	$767,634

Absolute Return 500	Bank of America Corp.	$4,152,473

	Deutsche Bank AG	$740,178

	Citigroup, Inc.	$454,060

	JPMorgan Chase & Co.	$3,913,660

	Goldman Sachs Group, Inc. (The)	$3,228,996

Absolute Return 700	JPMorgan Chase & Co.	$2,608,527

	Bank of America Corp.	$2,415,037

	Credit Suisse Guernsey	$872,202

	Citigroup, Inc.	$260,487

	Deutsche Bank AG	$431,370

	Goldman Sachs Group	$1,876,531

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Administrative expense reimbursement


The funds reimbursed Putnam Management for administrative services during fiscal 2012, including compensation of certain fund officers and contributions to the Putnam Investments Profit Sharing Retirement Plan for their benefit, as follows:

		Portion of total
		reimbursement for
	Total	compensation and
Fund name	reimbursement	contributions

Putnam Absolute Return 100 Fund	$9,948	$7,642

Putnam Absolute Return 300 Fund	$36,183	$27,795

Putnam Absolute Return 500 Fund	$25,093	$19,276

Putnam Absolute Return 700 Fund	$21,616	$16,605


14

Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the funds and makes investment decisions on their behalf. Subject to the control of the Trustees, Putnam Management also manages the funds’ other affairs and business.

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The table below shows the value of each Trustee's holdings in each fund and in all of the Putnam Funds as of December 31, 2012.

15

Aggregate
	Dollar range	Dollar range	Dollar range	Dollar range	dollar range
	of Putnam	of Putnam	of Putnam	of Putnam	of shares held
	Absolute	Absolute	Absolute	Absolute	in all of the
	Return 100	Return 300	Return 500	Return 700	Putnam funds
	Fund shares	Fund shares	Fund shares	Fund shares	overseen by
	owned	owned	owned	owned	Trustee

Liaquat Ahamed	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

Ravi Akhoury	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

Barbara M. Baumann	$1-$10,000	$50,001-$100,000	$1-$10,000	$1-$10,000	over $100,000

Jameson A. Baxter	$10,001-$50,000	over $100,000	over $100,000	$10,001-$50,000	over $100,000

Charles B. Curtis	$1-$10,000	over $100,000	over $100,000	$1-$10,000	over $100,000

Robert J. Darretta	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

Katinka Domotorffy	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

John A. Hill	over $100,000	over $100,000	over $100,000	over $100,000	over $100,000

Paul L. Joskow	$1-$10,000	$50,001-$100,000	over $100,000	$50,001-$100,000	over $100,000

Elizabeth T. Kennan	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

Kenneth R. Leibler	$1-$10,000	$1-$10,000	$1-$10,000	$1-$10,000	over $100,000

Robert E. Patterson	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	over $100,000

George Putnam, III	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	over $100,000

W. Thomas Stephens	over $100,000	over $100,000	$1-$10,000	$1-$10,000	over $100,000

* Robert L. Reynolds	$1-$10,000	$1-$10,000	over $100,000	over $100,000	over $100,000

* Trustee who is an "interested person" (as defined in the Investment Company Act of 1940) of the funds, Putnam Management and Putnam Retail Management. Mr. Reynolds is deemed an "interested person" by virtue of his positions as an officer of the funds, Putnam Management and Putnam Retail Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds. None of the other Trustees is an "interested person."

Each independent Trustee of the fund receives an annual retainer fee and an additional fee for each Trustees meeting attended. Independent Trustees also are reimbursed for expenses they incur relating to their services as Trustees. All of the current independent

16

Trustees of the funds are Trustees of all the Putnam funds and receive fees for their services.

The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of independent Trustees of the fund, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least four business days per Trustee meeting. The standing committees of the Board of Trustees, and the number of times each committee met, during your fund's most recently completed fiscal year, are shown in the table below:

Audit and Compliance Committee	8
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Board Policy and Nominating Committee	8

Brokerage Committee	4

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Contract Committee	8

Distributions Committee	8

Executive Committee	1

Investment Oversight Committees
Investment Oversight Committee A	8
Investment Oversight Committee B	8

Pricing Committee	8


The following tables show the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by each fund for fiscal 2012, and the fees paid to each Trustee by all of the Putnam funds for services rendered during calendar year 2012:

17

COMPENSATION TABLES

PUTNAM ABSOLUTE RETURN 100 FUND

		Pension or	Estimated
		retirement	annual
		benefits	benefits from	Total
	Aggregate	accrued as	all Putnam	compensation
	compensation	part of fund	funds upon	from all
Trustees/Year	from the fund	expenses	retirement(1)	Putnam funds (2)

Liaquat Ahamed/2012(3)(4)	$295	N/A	N/A	$94,288

Ravi Akhoury/2009	$1,503	N/A	N/A	$303,000

Barbara M. Baumann/2010(4)	$1,476	N/A	N/A	$297,000

Jameson A. Baxter/1994(4)(6)	$2,232	$551	$110,500	$442,063

Charles B. Curtis/2001	$1,468	$353	$113,900	$303,000

Robert J. Darretta/2007(4)	$1,503	N/A	N/A	$303,000

Katinka Domotorffy/2012(3)	$295	N/A	N/A	$106,288

John A. Hill/1985(4)	$1,476	$952	$161,700	$297,000

Paul L. Joskow/1997(4)	$1,468	$376	$113,400	$303,000

Elizabeth T. Kennan/1992(5)	$1,291	$667	$108,000	$303,000

Kenneth R. Leibler/2006	$1,626	N/A	N/A	$328,000

Robert E. Patterson/1984	$1,626	$562	$106,500	$328,000

George Putnam, III/1984	$1,503	$562	$130,300	$303,000

W. Thomas Stephens/1997(7)	$1,503	$393	$107,100	$303,000

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A

18

PUTNAM ABSOLUTE RETURN 300 FUND

		Pension or	Estimated
		retirement	annual
		benefits	benefits from	Total
	Aggregate	accrued as	all Putnam	compensation
	compensation	part of fund	funds upon	from all
Trustees/Year	from the fund	expenses	retirement(1)	Putnam funds (2)

Liaquat Ahamed/2012(3)(4)	$1,042	N/A	N/A	$94,288

Ravi Akhoury/2009	$5,384	N/A	N/A	$303,000

Barbara M. Baumann/2010(4)	$5,286	N/A	N/A	$297,000

Jameson A. Baxter/1994(4)(6)	$8,008	$2,022	$110,500	$442,063

Charles B. Curtis/2001	$5,256	$1,298	$113,900	$303,000

Robert J. Darretta/2007(4)	$5,384	N/A	N/A	$303,000

Katinka Domotorffy/2012(3)	$1,042	N/A	N/A	$106,288

John A. Hill/1985(4)	$5,286	$3,497	$161,700	$297,000

Paul L. Joskow/1997(4)	$5,256	$1,381	$113,400	$303,000

Elizabeth T. Kennan/1992(5)	$4,619	$2,455	$108,000	$303,000

Kenneth R. Leibler/2006	$5,823	N/A	N/A	$328,000

Robert E. Patterson/1984	$5,823	$2,062	$106,500	$328,000

George Putnam, III/1984	$5,384	$2,062	$130,300	$303,000

W. Thomas Stephens/1997(7)	$5,384	$1,445	$107,100	$303,000

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A

19

PUTNAM ABSOLUTE RETURN 500 FUND

		Pension or	Estimated
		retirement	annual
		benefits	benefits from	Total
	Aggregate	accrued as	all Putnam	compensation
	compensation	part of fund	funds upon	from all
Trustees/Year	from the fund	expenses	retirement(1)	Putnam funds (2)

Liaquat Ahamed/2012(3)(4)	$863	N/A	N/A	$94,288

Ravi Akhoury/2009	$3,799	N/A	N/A	$303,000

Barbara M. Baumann/2010(4)	$3,724	N/A	N/A	$297,000

Jameson A. Baxter/1994(4)(6)	$5,590	$1,273	$110,500	$442,063

Charles B. Curtis/2001	$3,720	$814	$113,900	$303,000

Robert J. Darretta/2007(4)	$3,799	N/A	N/A	$303,000

Katinka Domotorffy/2012(3)	$863	N/A	N/A	$106,288

John A. Hill/1985(4)	$3,724	$2,203	$161,700	$297,000

Paul L. Joskow/1997(4)	$3,720	$871	$113,400	$303,000

Elizabeth T. Kennan/1992(5)	$3,330	$1,534	$108,000	$303,000

Kenneth R. Leibler/2006	$4,111	N/A	N/A	$328,000

Robert E. Patterson/1984	$4,111	$1,301	$106,500	$328,000

George Putnam, III/1984	$3,799	$1,306	$130,300	$303,000

W. Thomas Stephens/1997(7)	$3,799	$908	$107,100	$303,000

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A

20

PUTNAM ABSOLUTE RETURN 700 FUND

		Pension or	Estimated
		retirement	annual
		benefits	benefits from	Total
	Aggregate	accrued as	all Putnam	compensation
	compensation	part of fund	funds upon	from all
Trustees/Year	from the fund	expenses	retirement(1)	Putnam funds (2)

Liaquat Ahamed/2012(3)(4)	$817	N/A	N/A	$94,288

Ravi Akhoury/2009	$3,310	N/A	N/A	$303,000

Barbara M. Baumann/2010(4)	$3,245	N/A	N/A	$297,000

Jameson A. Baxter/1994(4)(6)	$4,866	$1,103	$110,500	$442,063

Charles B. Curtis/2001	$3,244	$705	$113,900	$303,000

Robert J. Darretta/2007(4)	$3,310	N/A	N/A	$303,000

Katinka Domotorffy/2012(3)	$817	N/A	N/A	$106,288

John A. Hill/1985(4)	$3,245	$1,908	$161,700	$297,000

Paul L. Joskow/1997(4)	$3,244	$754	$113,400	$303,000

Elizabeth T. Kennan/1992(5)	$2,915	$1,329	$108,000	$303,000

Kenneth R. Leibler/2006	$3,584	N/A	N/A	$328,000

Robert E. Patterson/1984	$3,584	$1,127	$106,500	$328,000

George Putnam, III/1984	$3,310	$1,131	$130,300	$303,000

W. Thomas Stephens/1997(7)	$3,310	$787	$107,100	$303,000

Robert L. Reynolds/2008(8)	N/A	N/A	N/A	N/A

(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005.

(2) As of December 31, 2012, there were 109 funds in the Putnam family.

(3) Mr. Ahamed and Ms. Domotorffy were appointed to the Board of Trustees of the Putnam funds effective September 13, 2012.

(4) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan. As of October 31, 2012, the total amounts of deferred compensation payable by each fund, including income earned on such amounts, to these Trustees were:

Putnam Absolute Return 100 Fund: Mr. Ahamed - $55; Ms. Baumann - $210; Ms. Baxter - $1,232; Mr. Darretta – $449; Mr. Hill - $3,521; and Dr. Joskow - $981.

21

Putnam Absolute Return 300 Fund: Mr. Ahamed - $196; Ms. Baumann - $755; Ms. Baxter -$4,432; Mr. Darretta – $1,614; Mr. Hill - $12,667; and Dr. Joskow - $3,530.

Putnam Absolute Return 500 Fund: Mr. Ahamed - $118; Ms. Baumann - $453; Ms. Baxter -$2,657; Mr. Darretta – $968; Mr. Hill - $7,593; and Dr. Joskow - $2,116.

Putnam Absolute Return 700 Fund: Mr. Ahamed - $102; Ms. Baumann - $394; Ms. Baxter -$2,313; Mr. Darretta – $843; Mr. Hill - $6,612; and Dr. Joskow - $1,842.

(5) Dr. Kennan, who retired from the Board of Trustees of the Putnam funds on June 30, 2010, was re-appointed to the Board of Trustees effective January 1, 2012. Upon her retirement, Dr. Kennan became entitled to receive annual retirement benefit payments from the funds commencing on January 15, 2011. In connection with her re-appointment to the Board of Trustees, Dr. Kennan has agreed to suspend the balance of her retirement benefit payments for the duration of her service as a Trustee.

(6) Includes additional compensation to Ms. Baxter for service as Chair of the Trustees of the Putnam funds.

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(7) Mr. Stephens, who retired from the Board of Trustees of the Putnam funds on March 31, 2008, was re-appointed to the Board of Trustees on May 14, 2009. Upon his retirement, Mr. Stephens became entitled to receive annual retirement benefit payments from the funds commencing on January 15, 2009. In connection with his re-appointment to the Board of Trustees, Mr. Stephens has agreed to suspend the balance of his retirement benefit payments for the duration of his service as a Trustee.

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(8) Mr. Reynolds is an “interested person” of the fund, Putnam Management and Putnam Retail Management.

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Under a Retirement Plan for Trustees of the Putnam funds (the Plan), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004 and 2005. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years, or (ii) such Trustee's total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustee first elected to the board after 2003.

22

For additional information concerning the Trustees, see "Management" in Part II of this SAI.

23

Share ownership



Putnam Absolute Return 100 Fund


At January 31, 2013, the officers and the Trustees of the fund as a group owned less than 1% of the outstanding shares of each class of each fund except for class Y shares, of which they owned 3.24%, and, except as noted below, no person owned of record or to the knowledge of the funds beneficially 5% or more of any class of shares of the funds.


Class	Shareholder name	Percentage
	and address	owned

Class A	MLPF&S	16.28%
	4800 Deer Lake Dr., E., Fl. 3
	Jacksonville, FL 32246-6484

Class A	Pershing, LLC	9.91%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class A	National Financial Services, LLC	9.75%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class A	UBS WM USA	8.67%
	1000 Harbor Blvd
	Weehawken, NJ 07086-6761

Class A	Wells Fargo Advisors	5.75%
	2801 Market St.
	St. Louis, MO 63103-2523

Class B	Wells Fargo Advisors	16.75%
	2801 Market St.
	St. Louis, MO 63103-2523

Class B	MLPF&S	11.22%
	4800 Deer Lake Dr., E., Fl. 3
	Jacksonville, FL 32246-6484

Class B	Pershing, LLC	9.78%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class B	National Financial Services, LLC	9.29%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class C	MLPF&S	16.87%
	4800 Deer Lake Dr., E., Fl. 3
	Jacksonville, FL 32246-6484

24

Class	Shareholder name	Percentage
	and address	owned

Class C	Wells Fargo Advisors	16.39%
	2801 Market St.
	St. Louis, MO 63103-2523

Class C	Pershing, LLC	12.93%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class C	National Financial Services, LLC	12.01%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class M	Marie C. Franklin	26.52%
	683 RT 579
	Pittstown, NJ 08867

Class M	Morgan Stanley Smith Barney	17,16%
	Harborside Financial Center
	Plaza 2, 3rd Floor
	Jersey City, NJ 07311

Class M	National Financial Services, LLC	13.22%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class M	Cetera Investment Services	7.57%
	FBO – Karl A. Copenhafer
	400 First Street So. Suite 300
	PO Box 283
	St. Cloud, MN 56302-0283

Class M	American Enterprise Investment Services	5.58%
	707 2nd Ave. S
	Minneapolis, MN 55402-2405

Class M	MG Trust Company	27.04%
	FBO – Mid State Oil Tools, Inc.
	700 17th St., Ste. 300
	Denver, CO 80202-3531

Class R	MG Trust Company	19.05%
	FBO – Mann I’m Good Lawn Care
	700 17th St., Ste. 300
	Denver, CO 80202-3531

Class R	MG Trust Company	13.34%
	FBO – Stephen Burke, D.D.S., M.S. Inc. .
	700 17th St., Ste. 300
	Denver, CO 80202-3531

Class R	MG Trust Company	12.69%
	FBO – Allergy Diagnostics
	700 17th St., Ste. 300
	Denver, CO 80202-3531

Class R	MG Trust Company	7.00%
	FBO – Nathan Bining, MD PLLC
	700 17th St., Ste. 300
	Denver, CO 80202-3531

25

Class	Shareholder name	Percentage
	and address	owned

Class R	MG Trust Company	5.49%
	FBO – P. Nathaniel Boe
	700 17th St., Ste. 300
	Denver, CO 80202-3531

Class R5	Putnam LLC	100.00%
	One Post Office Square
	Boston, MA 02109

Class R6	Putnam LLC	100.00%
	One Post Office Square
	Boston, MA 02109

Class Y	Merrill Lynch	20.58%
	4800 Deer Lake Dr. E., Fl. 3
	Jacksonville, FL 32246-6484

Class Y	Morgan Stanley Smith Barney	14.82%
	Harborside Financial Center
	Plaza 2, 3rd Floor
	Jersey City, NJ 07311

Class Y	Wells Fargo Advisors	12.88%
	2801 Market St.
	St. Louis, MO 63103-2523

Class Y	Pershing, LLC	8.78%
	1 Pershing Plaza
	Jersey City, NJ 7399-0001

Class Y	Charles Schwab & Co., Inc.	8.57%
	101 Montgomery St.
	San Francisco, CA 94104-4151


Putnam Absolute Return 300 Fund


At January 31, 2013, the officers and the Trustees of the fund as a group owned less than 1% of the outstanding shares of each class of the fund except for class Y shares, of which they owned 1.16%, and, except as noted below, no person owned of record or to the knowledge of the funds beneficially 5% or more of any class of shares of the funds.


Class	Shareholder name	Percentage
	and address	owned

Class A	National Financial Services, LLC	15.56%
	499 Washington Blvd
	Jersey City, NJ 07310

Class A	UBS WM USA	12.80%
	1000 Harbor Blvd
	Weehawken, NJ 07086-6761

26

Class	Shareholder name	Percentage
	and address	owned

Class A	Pershing LLC	10.60%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class A	Wells Fargo Advisors	8.88%
	2801 Market St.
	St. Louis, MO 63103-2523

Class A	MLPF&S	8.48%
	4800 Deer Lake Dr., E., Fl. 3
	Jacksonville, FL 32246-6484

Class B	Pershing, LLC	15.46%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class B	Wells Fargo Advisors	13.48%
	2801 Market St.
	St. Louis, MO 63103-2523

Class B	National Financial Services, LLC	11.62%
	499 Washington Blvd
	Jersey City, NJ 07310

Class B	MLPF&S	10.63%
	4800 Deer Lake Dr., E. Fl. 3
	Jacksonville, FL 32246-6484

Class C	MLPF&S	16.57%
	4800 Deer Lake Dr., E. Fl. 3
	Jacksonville, FL 32246-6484

Class C	Pershing, LLC	14.89%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class C	Wells Fargo Advisors	12.90%
	2801 Market St.
	St. Louis, MO 63103-2523

Class C	National Financial Services, LLC	10.44%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class C	UBS WM USA	7.16%
	1000 Harbor Blvd
	Weehawken, NJ 07086-6761

Class M	Morgan Stanley Smith Barney	24.70%
	Harborside Financial Center
	Plaza 2, 3rd Floor
	Jersey City, NJ 07311

Class M	National Financial Services, LLC	22.16%
	499 Washington BLvd
	Jersey City, NJ 07310-2010

Class M	Pershing, LLC	5.36%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

27

Class	Shareholder name	Percentage
	and address	owned

Class R	TD Ameritrade TRCO	19.74%
	PO Box 17748
	Denver, CO 80217-0748

Class R	MG Trust Company	15.48%
	FBO – Technology Advancements, Inc.
	70 17th St, Ste. 300
	Denver, CO 80202-3531

Class R	MG Trust Company	10.47%
	FBO – Environmental Process, Inc.
	700 17th St., Ste. 300
	Denver, CO 80202-3531

Class R	NFS, LLC	8.08%
	FBO –
	State Street Bank & Trust TTEE / Waste Management
	Retirement Savings Plan / Mel Panko
	901 Eddystone Circle
	Naperville, IL 60565-6113

Class R	MG Trust Company	6.00%
	FBO – J2 Trading, Inc.
	717 17th St., Ste. 300
	Denver, CO 80202-3304

Class R	MG Trust Company	5.99%
	FBO – Carolyn Gilbert Enterprises, LLC
	700 17th St., Ste. 300
	Denver, CO 80202-3531

Class R	Eric Compton / Compton Dental Center Retirement 401k	5.00%
	Plan
	901 Fran Lin Pkwy
	Munster, IN 46321-3540

Class R5	Putnam LLC	100.00%
	One Post Office Square
	Boston, MA 02109

Class R6	Putnam LLC	100.00%
	One Post Office Square
	Boston, MA 02109

Class Y	Merrill Lynch	27.76%
	4800 Deer Lake Dr., E., Fl. 3
	Jacksonville, FL 32246-6484

Class Y	Pershing, LLC	12.77%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class Y	Wells Fargo Advisors	10.70%
	2801 Market St.
	St. Louis, MO 63103-2523

Class Y	Morgan Stanley Smith Barney	8.34%
	Harborside Financial Center
	Plaza 2, 3rd Floor
	Jersey City, NJ 07311

28

Class	Shareholder name	Percentage
	and address	owned

Class Y	National Financial Services, LLC	7.36%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class Y	Charles Schwab & Co., Inc.	6.81%
	101 Montgomery St.
	San Francisco, CA 94104-4151


Putnam Absolute Return 500 Fund


At January 31, 2013, the officers and the Trustees of the fund as a group owned less than 1% of the outstanding shares of each class of each fund except for class Y shares, of which they owned 1.52%, and, except as noted below, no person owned of record or to the knowledge of the funds beneficially 5% or more of any class of shares of the funds.


Class	Shareholder name	Percentage
	and address	owned

Class A	National Financial Services, LLC	15.73%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class A	Pershing, LLC	14.56%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class A	UBA WM USA	7.69%
	1000 Harbor Blvd
	Weehawken, NJ 07086-6761

Class A	Wells Fargo Advisors	7.27%
	2801 Market St.
	St. Louis, MO 63103-2523

Class A	MLPF&S	5.90%
	4800 Deer Lake Dr., E. Fl. 3
	Jacksonville, FL 32246-6484

Class B	National Financial Services, LLC	20.31%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class B	Pershing, LLC	13.96%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class B	Wells Fargo Advisors	11.84%
	2801 Market St.
	St. Louis, MO 63103-2523

29

Class	Shareholder name	Percentage
	and address	owned

Class B	MLPF&S	7.22%
	4800 Deer Lake Dr. E., Fl. 3
	Jacksonville, FL 32246-6484

Class C	Pershing, LLC	13.57%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class C	National Financial Services, LLC	12.42%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class C	MLPF&S	10.83%
	4800 Deer Lake Dr., E., Fl. 3
	Jacksonville, FL 32246-6484

Class C	Raymond James	7.94%
	880 Carillon Pkwy
	St. Petersburg, FL 33716-1100

Class C	Morgan Stanley Smith Barney	7.84%
	Harborside Financial Center
	Plaza 2, 3rd Floor
	Jersey City, NJ 07311

Class C	Wells Fargo Advisors	7.04%
	2801 Market St.
	St. Louis, MO 63103-2523

Class M	National Financial Services, LLC	20.31%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class M	Wells Fargo Advisors	18.95%
	2801 Market St.
	St. Louis, MO 63103-2523

Class R	Counsel Trust DBA MATC	12.52%
	Abba Construction 401k Plan
	1251 Waterfront PL Ste 525
	Pittsburgh, PA 15222-4228

Class R	MG Trust Company	10.98%
	Watten Discoe Bassett & McMains
	70017th St., Ste. 300
	Denver, CO 80202-3531

Class R	TD Ameritrade Trust Company	7.65%
	PO Box 17748
	Denver, CO 80217-0748

Class R	MG Trust Company	6.84%
	FBO – Nova Services, Inc.
	700 17th St., Ste. 300
	Denver, CO 80202-3531

Class R	MG Trust Company	5.96%
	FBO – RTD Construction, Inc.
	700 17th St., Ste. 300
	Denver, CO 802023531

30

Class	Shareholder name	Percentage
	and address	owned

Class R5	Putnam LLC	100.00%
	One Post Office Square
	Boston, MA 02109

Class R6	Putnam LLC	100.00%
	One Post Office Square
	Boston, MA 02109

Class Y	Merrill Lynch	21.26%
	4800 Deer Lake Dr., E., Fl. 3
	Jacksonville, FL 32246-6484

Class Y	Morgan Stanley Smith Barney	14.65%
	Harborside Financial Center
	Plaza 2, 3rd Floor
	Jersey City, NJ 07311

Class Y	Pershing, LLC	10.77%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class Y	National Financial Services, LLC	9.39%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class Y	Wells Fargo Advisors	7.19%
	2801 Market St.
	St. Louis, MO 63103-2523

Class Y	Charles Schwab & Co., Inc.	5.30%
	101 Montgomery St.
	San Francisco, CA 94104-4151


31

Putnam Absolute Return 700 Fund


At January 31, 2013, the officers and the Trustees of the fund as a group owned less than 1% of the outstanding shares of each class of the fund, and, except as noted below, no person owned of record or to the knowledge of the fund beneficially 5% or more of any class of shares of the fund.


Class	Shareholder name	Percentage
	and address	owned

Class A	Pershing, LLC	14.96%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class A	National Financial Services, LLC	13.68%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class A	UBS WM USA	7.08%
	1000 Harbor Blvd
	Weehawken, NJ 07086-6761

Class A	Charles Schwab & Co., Inc.	5.49%
	101 Montgomery St.
	San Francisco, CA 94104-4151

Class B	National Financial Services, LLC	19.09%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class B	Pershing, LLC	15.29%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class B	Wells Fargo Advisors	9.14%
	2801 Market St.
	St. Louis, MO 63103-2523

Class B	MLPF&S	5.01%
	4800 Deer Lake Dr. E., Fl
	. 3
	Jacksonville, FL 32246-6484

Class C	MLPF&S	13.82%
	4800 Deer Lake Dr. E., Fl. 3
	Jacksonville, FL 32246-6484

Class C	Pershing, LLC	13.71%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class C	Morgan Stanley Smith Barney	8.77%
	Harborside Financial Center
	Plaza 2, 3rd Floor
	Jersey City, NJ 07311

Class C	Wells Fargo Advisors	8.76%
	2801 Market St.
	St. Louis, MO 63103-2523

32

Class	Shareholder name	Percentage
	and address	owned

Class C	National Financial Services, LLC	7.99%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class C	UBS WM USA	6.02%
	1000 Harbor Blvd
	Weehawken, NJ 07086-6761

Class M	National Financial Services, LLC	24.00%
	499 Washington Blvd
	Jersey City, NJ 07310-2010

Class M	Stephen M. Schwartz & Valerie B. Schwartz	7.21%
	5922 New England Woods Dr.
	Burke, VA 22015-2910

Class M	Wells Fargo Advisors	5.56%
	2801 Market St.
	St. Louis, MO 63103-2523

Class M	Pershing, LLC	5.48%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001

Class R	Morgan Stanley Smith Barney	28.82%
	Harborside Financial Center
	Plaza 2, 3rd Floor
	Jersey City, NJ 07311

Class R	Allied Motion Technologies, Inc.	14.97%
	MG Trust Company
	700 17th St. Ste. 300
	Denver, CO 80202-3531

Class R	Pai Trust Company, Inc.	7.71%
	Tom Vogel Agency Inc. 401k Pension Plan
	1300 Enterprise Dr.
	De Pere, WI 54115-4934

Class R	Eric Compton / Compton Dental Center Retirement 401k	7.03%
	Plan
	901 Fran Lin Pkwy
	Munster, IN 46321-3540

Class R	MG Trust Company	5.96%
	FBO – Insight Sales Group, LLC
	700 17th St., Ste. 300
	Denver, CO 80202-3531

Class R	Pai Trust Company, Inc.	5.18%
	Cenpro Services, Inc. 401k Pension Plan
	1300 Enterprise Dr.
	De Pere, WI 54115-4934

Class R5	Putnam LLC	100.00%
	One Post Office Square
	Boston, MA 02109

Class R6	Putnam LLC	100.00%
	One Post Office Square
	Boston, MA 02109

33

Class	Shareholder name	Percentage
	and address	owned

Class Y	Wells Fargo Advisors	31.09%
	2801 Market St.
	St. Louis, MO 63103-2523

Class Y	Merrill Lynch	18.66%
	4800 Deer Lake Dr., E., Fl. 3
	Jacksonville, FL 32246-6484

Class Y	Morgan Stanley Smith Barney	11.41%
	Harborside Financial Center
	Plaza 2, 3rd Floor
	Jersey City, NJ 07311

Class Y	Pershing, LLC	6.51%
	1 Pershing Plaza
	Jersey City, NJ 07399-0001


Distribution fees


During fiscal 2012, the funds paid the following 12b-1 fees to Putnam Retail Management:


Fund name	Class A	Class B	Class C	Class M	Class R

Putnam Absolute	$491,745	$13,257	$515,597	$9,814	$1,580
Return 100 Fund

Putnam Absolute	$1,612,254	$67,162	$2,448,999	$42,942	$3,854
Return 300 Fund

Putnam Absolute	$969,653	$353,462	$1,833,979	$56,909	$7,786
Return 500 Fund

Putnam Absolute	$816,109	$246,132	$1,337,017	$29,270	$4,463
Return 700 Fund


34

Class A sales charges and contingent deferred sales charges

Putnam Retail Management received sales charges with respect to class A shares in the following amounts during the periods indicated:


			Sales
			charges
			retained by
			Putnam
		Total	Retail	Contingent
		front-end	Management	deferred
	Fiscal	sales	after dealer	sales
Fund name	year	charges	concessions	charges

Absolute Return 100	2012	$57,745	$7,978	$1,240

	2011	138,449	7,742	10,258

	2010	353,708	23,163	30,984

Absolute Return 300	2012	$183,867	$3,984	$3,298

	2011	1,081,873	14,299	28,115

	2010	1,765,295	99,161	14,519

Absolute Return 500	2012	$1,046,213	$178,456	$509

	2011	2,402,916	403,810	1,725

	2010	3,694,762	616,701	5

Absolute Return 700	2012	$843,942	$141,996	$169

	2011	1,512,578	249,118	1,629

	2010	2,497,993	405,042	16,024


Class B contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:


35

Fund name	Fiscal year	Contingent deferred sales charges

Absolute Return 100	2012	$8,484

	2011	11,925

	2010	2,607

Absolute Return 300	2012	$9,223

	2011	22,221

	2010	7,766

Absolute Return 500	2012	$54,504

	2011	65,481

	2010	35,283

Absolute Return 700	2012	$34,710

	2011	41,987

	2010	23,081


Class C contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class C shares in the following amounts during the periods indicated:


Fund name	Fiscal year	Contingent deferred sales charges

Absolute Return 100	2012	$6,287

	2011	15,756

	2010	19,792

Absolute Return 300	2012	$26,168

	2011	54,126

	2010	63,244

Absolute Return 500	2012	$15,828

	2011	44,420

	2010	46,642

Absolute Return 700	2012	$15,948

	2011	30,713

	2010	29,551


36

Class M sales charges and contingent deferred sales charges

Putnam Retail Management received sales charges with respect to class M shares in the following amounts during the periods indicated:

			Sales
			charges
			retained by
			Putnam
			Retail
		Total front-	Management	Contingent
		end sales	after dealer	deferred
Fund name	Fiscal year	charges	concessions	sales charges

Absolute Return 100	2012	$1,859	$86	$0

	2011	9,916	252	0

	2010	22,160	1,332	0

Absolute Return 300	2012	$6,540	$138	$0

	2011	51,805	8	0

	2010	94,148	6,459	0

Absolute Return 500	2012	$20,685	$3,106	$0

	2011	55,753	10,899	0

	2010	92,154	15,861	0

Absolute Return 700	2012	$9,787	$1,734	$0

	2011	39,733	8,454	0

	2010	41,497	7,556	0


37

Investor servicing fees


During the 2012 fiscal year, each fund incurred the following in fees for investor servicing provided by Putnam Investor Services, Inc.


Fund name	Investor Servicing Fees

Putnam Absolute Return 100 Fund	$474,465

Putnam Absolute Return 300 Fund	$1,710,863

Putnam Absolute Return 500 Fund	$1,471,310

Putnam Absolute Return 700 Fund	$1,278,371


PORTFOLIO MANAGERS


Other accounts managed

The following tables show the number and approximate assets of other investment accounts (or portions of investment accounts) that the funds' portfolio managers managed as of the funds' most recent fiscal year-end. The other accounts may include accounts for which the individuals were not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.


Putnam Absolute Return 100 Fund

					Other accounts (including
					separate accounts, managed
			Other accounts that pool		account programs and single-
Portfolio	Other SEC-registered open-		assets from more than one		sponsor defined contribution
managers	end and closed-end funds		client		plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

D. William Kohli	15*	$7,381,600,000	17**	$3,362,400,000	15***	$11,920,000,000

Kevin Murphy	25*	$10,490,800,000	21+	$5,800,900,000	15***	$8,045,100,000

Michael Salm	29*	$12,915,300,000	27+	$9,477,400,000	19++	$8,836,500,000

Paul Scanlon	26*	$11,122,600,000	24+++	$6,878,800,000	11	$2,485,200,000

38

* 4 accounts, with total assets of $1,596,600,000, pay an advisory fee based on account performance.

** 1 account, with total assets of $99,300,000, pays an advisory fee based on account performance.

*** 1 account, with total assets of $477,800,000, pays an advisory fee based on account performance.

+ 2 accounts, with total assets of $173,800,000, pay an advisory fee based on account performance.

++ 2 accounts, with total assets of $732,200,000, pay an advisory fee based on account performance.

+++ 3 accounts, with total assets of $308,400,000, pay an advisory fee based on account performance.


Putnam Absolute Return 300 Fund

					Other accounts (including
					separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
managers	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

D. William Kohli	15*	$6,695,600,000	17**	$3,362,400,000	15***	$11,920,000,000

Kevin Murphy	25*	$9,804,700,000	21+	$5,800,900,000	15***	$8,045,100,000

Michael Salm	29*	$12,229,300,000	27+	$9,477,400,000	19++	$8,836,500,000

Paul Scanlon	26*	$10,436,600,000	24+++	$6,878,800,000	11	$2,485,200,000

* 4 accounts, with total assets of $1,596,600,000, pay an advisory fee based on account performance.

** 1 account, with total assets of $99,300,000, pays an advisory fee based on account performance.

*** 1 account, with total assets of $477,800,000, pays an advisory fee based on account performance.

+ 2 accounts, with total assets of $173,800,000, pay an advisory fee based on account performance.

++ 2 accounts, with total assets of $732,200,000, pay an advisory fee based on account performance.

+++ 3 accounts, with total assets of $308,400,000, pay an advisory fee based on account performance.


39

Putnam Absolute Return 500 Fund

					Other accounts (including
					separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
managers	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

James Fetch	10*	$4,767,600,000	4**	$2,910,900,000	2***	$233,500,000

Robert Kea	119*	$5,805,200,000	4**	$2,910,900,000	1	$100,000

Joshua Kutin	32*	$5,522,700,000	4**	$2,910,900,000	2***	$234,100,000

Robert Schoen	119*	$5,805,200,000	4**	$2,910,900,000	1	$700,000

Jason Vaillancourt	10*	$4,767,600,000	4**	$2,910,900,000	1	$100,000

* 3 accounts, with total assets of $1,628,700,000, pay an advisory fee based on account performance.

** 1 account, with total assets of $479,200,000, pays an advisory fee based on account performance.

*** 1 account, with total assets of $233,300,000, pays an advisory fee based on account performance.


.Putnam Absolute Return 700 Fund

					Other accounts (including
					separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
managers	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

James Fetch	10*	$4,810,700,000	4**	$2,910,900,000	2***	$233,500,000

Robert Kea	119*	$5,848,200,000	4**	$2,910,900,000	1	$100,000

Joshua Kutin	32*	$5,565,700,000	4**	$2,910,900,000	2***	$234,100,000

Robert Schoen	119*	$5,848,200,000	4**	$2,910,900,000	1	$700,000

Jason Vaillancourt	10*	$4,810,700,000	4**	$2,910,900,000	1	$100,000

* 3 accounts, with total assets of $1,628,700,000, pay an advisory fee based on account performance.

** 1 account, with total assets of $479,200,000, pays an advisory fee based on account performance.

*** 1 account, with total assets of $233,300,000, pays an advisory fee based on account performance.


See "Management - Portfolio Transactions - Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how Putnam Management addresses potential conflicts of interest resulting from an individual's management of more than one account.

40

Compensation of portfolio managers.

Putnam’s goal for its products and investors is to deliver strong performance versus peers or performance ahead of the applicable benchmark, depending on the product, over a rolling 3-year period. Portfolio managers are evaluated and compensated, in part, based on their performance relative to this goal across the products they manage. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component.

Each portfolio manager is assigned an industry competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance, and may also reflect the performance of Putnam as a firm. Typically, performance is measured over the lesser of three years or the length of time a portfolio manager has managed a product.

Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For these funds, Putnam evaluates performance based on each fund's pre-tax return relative to the BofA Merrill Lynch U.S. Treasury Bill Index.

Ownership of securities

The dollar range of shares of the funds owned by each portfolio manager at the end of the funds’ last fiscal year, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was as follows:


41

Fund	Portfolio manager(s)	Dollar range of shares owned

Absolute Return 100 Fund	D. William Kohli	$0

	Kevin Murphy	$0

	Michael Salm	$0

	Paul Scanlon	$0

Absolute Return 300 Fund	D. William Kohli	$500,001-$1,000,000

	Kevin Murphy	$50,001-$100,000

	Michael Salm	$0

	Paul Scanlon	$0

Absolute Return 500 Fund	James Fetch	$0

	Robert Kea	$0

	Joshua Kutin	$0

	Robert Schoen	$0

	Jason Vaillancourt	$0

Absolute Return 700 Fund	James Fletch	$0

	Robert Kea	$100.001-$500,000

	Joshua Kutin	$0

	Robert Schoen	$0

	Jason Vaillancourt	$10,001-$50,000


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

Absolute Return 100 and 300 Funds


KPMG LLP, Two Financial Center, 60 South Street, Boston, Massachusetts 02111, is the funds' independent registered public accounting firm providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Registered Public Accounting Firm, financial highlights and financial statements included in the funds' Annual Report for the fiscal year ended October 31, 2012, filed electronically on December 28, 2012 (File No.811-07513), are incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into this SAI have been so included and incorporated in reliance upon the report of the independent registered public accounting firm, given on their authority as experts in auditing and accounting.


42

Absolute Return 500 and 700 Funds


PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, is the funds' independent registered public accounting firm providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Registered Public Accounting Firm, financial highlights and financial statements included in the funds' Annual Report for the fiscal year ended October 31, 2012, filed electronically on December 28, 2012 (File No.811-07513), are incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into this SAI have been so included and incorporated in reliance upon the report of the independent registered public accounting firm, given on their authority as experts in auditing and accounting.


43

THE PUTNAM FUNDS
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
PART II

HOW TO BUY SHARES

Each prospectus describes briefly how investors may buy shares of the fund and identifies the share classes offered by that prospectus. Because of different sales charges and expenses, the investment performance of the classes will vary. This section of the SAI contains more information on how to buy shares. For more information, including your eligibility to purchase certain classes of shares, contact your investment dealer or Putnam Investor Services, Inc., the funds’ investor servicing agent (“Putnam Investor Services”), at 1-800-225-1581. Investors who purchase shares at net asset value through employer-sponsored defined contribution plans should also consult their employer for information about the extent to which the matters described in this section and in the sections that follow apply to them.

General Information

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. (The public offering price is thus calculable by dividing the net asset value by 100% minus the sales charge, expressed as a percentage.) No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer or a registered transfer agent or registered clearing agent receives the order, together with all required identifying information, before the close of regular trading on the New York Stock Exchange (the “NYSE”). If the dealer or registered transfer agent or registered clearing agent receives the order after the close of the NYSE, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after all required identifying information has been collected. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial purchases are subject to the minimums stated in the prospectus, except that (i) individual investments under certain employee benefit plans or Tax Qualified Retirement Plans may be lower, and (ii) the minimum investment is waived for investors participating in systematic investment plans or military allotment plans. Information about these plans is available from investment dealers or Putnam Investor Services. Currently Putnam is waiving the minimum for all initial purchases, but reserves the right to reject initial purchases under the minimum in the future, except as noted in the first sentence of this paragraph.

Systematic investment plan. As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly, semi-monthly, or weekly bank drafts for a fixed amount ($200,000 or less) are used to purchase fund shares at the applicable public offering price next determined after Putnam Retail Management Limited Partnership (“Putnam Retail Management”) receives the proceeds from the draft. A shareholder may choose any date or dates in the month for these drafts, but if the date falls on a weekend or holiday, the draft will be processed on the next business day. Further information and application forms are available from the investment dealers or from Putnam Retail Management.

Reinvestment of distributions. Distributions to be reinvested are reinvested without a sales charge in shares of any Putnam fund the shareholder is eligible to invest in under the shareholder's account as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment

January 31, 2013	II-1

date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the last day of the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

Purchasing shares with securities (“in-kind” purchases). In addition to cash, the fund will consider accepting securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Investment Management, LLC (“Putnam Management”) determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities that are delivered in proper form. The fund will not accept certain securities, for example, options or restricted securities, as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Retail Management. Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Retail Management.

Sales Charges and Other Share Class Features—Retail Investors

This section describes certain key features of share classes offered to retail investors and retirement plans that do not purchase shares at net asset value. Much of this information addresses the sales charges, including initial sales charges and contingent deferred sales charges (“CDSCs”) imposed on the different share classes and various commission payments made by Putnam to dealers and other financial intermediaries facilitating shareholders’ investments. This information supplements the descriptions of these share classes and payments included in the prospectus.

Initial sales charges, dealer commissions and CDSCs on shares sold outside the United States may differ from those applied to U.S. sales.

Initial sales charges for class A and class M shares. The public offering price of class A and class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase (calculable as described above). The fund receives the net asset value. The tables below indicate the sales charges applicable to purchases of class A and class M shares of the funds by style category. The variations in sales charges reflect the varying efforts required to sell shares to different categories of purchasers.

The sales charge is allocated between your investment dealer and Putnam Retail Management as shown in the tables below, except when Putnam Retail Management, in its discretion, allocates the entire amount to your investment dealer.

The underwriter's commission, or dealer reallowance, is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Retail Management will give dealers ten days' notice of any changes in the dealer discount. Putnam Retail Management retains the entire sales charge on any retail sales made by it.

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For purchases of class A shares by retail investors that qualify for the highest sales charge breakpoint described in the prospectus, Putnam Retail Management pays commissions on sales during the one-year period beginning with the date of the initial purchase qualifying for that breakpoint. Each subsequent one-year measuring period for these purposes begins with the first qualifying purchase following the end of the prior period. These commissions are paid at the rate of 1.00% of the amount of qualifying purchases up to $4 million, 0.50% of the next $46 million of qualifying purchases and 0.25% of qualifying purchases thereafter.

For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds (excluding funds in the Retirement Income Lifestyle suite), Global Sector Funds and RetirementReady® Funds only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 but under 1,000,000	2.00	1.75	1.00	1.00
1,000,000 and above	NONE	NONE	N/A*	N/A*

For Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

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For funds in the Retirement Income Lifestyle suite, Taxable Income Funds and Tax-Free Income Funds (except for Money Market Funds, Putnam Floating Rate Income Fund, and Putnam Short Duration Income Fund):

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	4.00%	3.50%	3.25%	3.00%
50,000 but under 100,000	4.00	3.50	2.25	2.00
100,000 but under 250,000	3.25	2.75	1.25	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 500,000	1.00%	1.00%	0.75%	0.75%
500,000 and above	NONE	NONE	N/A**	N/A**

*The funds will not accept purchase orders for class M shares (other than by qualified employee-benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $1 million or more.

**The funds will not accept purchase orders for class M shares (other than by qualified employee-benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $500,000 or more.

Purchases of class A and class T shares without an initial sales charge. Class A shares of any Putnam fund (other than Putnam Short Duration Income Fund, Putnam Tax Exempt Money Market Fund, and Putnam Money Market Fund) purchased by retail investors that are not subject to an initial sales charge (in accordance with the schedules stated above) are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of that purchase falls. Class A shares of Putnam Short Duration Income Fund and Putnam Tax Exempt Money Market Fund and class A and class T shares of Putnam Money Market Fund purchased by retail investors by exchanging shares from another Putnam fund that were not subject to an initial sales charge (in accordance with the schedules stated above) are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of the original purchase falls.

The CDSC assessed on redemptions of fewer than all of an investor's class A shares (and, for Putnam Money Market Fund, class T shares) subject to a CDSC will be based on the amount of the redemption minus the amount of any appreciation on the investor's CDSC-subject shares since the purchase of such shares. The CDSC assessed

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on full redemptions of CDSC-subject shares will be based on the lower of the shares' cost and current NAV. Putnam Retail Management will retain any CDSC imposed on redemptions of such shares to compensate it for the up-front commissions paid to financial intermediaries for such share sales.

Purchases of class A shares for rollover IRAs. Purchases of class A shares for a Putnam Rollover IRA or a rollover IRA of a Putnam affiliate, from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator, including subsequent contributions, are not subject to an initial sales charge or CDSC. Putnam Retail Management may pay commissions or finders’ fees of up to 1.00% of the proceeds for such Putnam Rollover IRA purchases to the dealer of record or other third party.

Contingent sales charges for class M shares (rollover IRAs). Purchases of class M shares for a Putnam Rollover IRA with proceeds in any amount from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator are not subject to an initial sales charge but may be subject to a CDSC on shares redeemed within one year of purchase at the rates set forth below, which are equal to commissions Putnam Retail Management pays to the dealer of record at the time of the sale of class M shares.

Class M CDSC and dealer commission
All growth, blend, value, global sector and asset allocation
funds (excluding funds in the Retirement Income Lifestyle	0.65%
suite), Putnam Absolute Return 500 Fund and Putnam
Absolute Return 700 Fund:

All income funds (except Putnam Floating Rate Income
Fund and Putnam Money Market Fund) and funds in the	0.40%
Retirement Income Lifestyle suite:

Putnam Absolute Return 100 Fund, Putnam Absolute Return	0.30%
300 Fund and Putnam Floating Rate Income Fund

Putnam Money Market Fund and Putnam Short Duration	0.15%
Income Fund

Commission payments and CDSCs for class B and class C shares. Except in the case of Putnam Money Market Fund and Putnam Short Duration Income Fund as noted below, Putnam Retail Management will pay a 4% commission on sales of class B shares of the fund only to those financial intermediaries who have entered into service agreements with Putnam Retail Management. For tax-exempt funds, this commission includes a 0.20% pre-paid service fee (except for Putnam Tax-Free High Yield Fund and Putnam AMT-Free Municipal Fund, each of which has a 0.25% pre-paid service fee). For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund, Putnam Retail Management will pay a 1.00% commission to financial intermediaries selling class B shares of the fund.

Except in the case of Putnam Money Market Fund and Putnam Short Duration Income Fund, Putnam Retail Management pays financial intermediaries a 1.00% commission on sales of class C shares of a fund.

Putnam Retail Management will retain any CDSC imposed on redemptions of class B and class C shares to compensate it for the cost of paying the up-front commissions paid to financial intermediaries for class B or class C share sales.

Conversion of class B shares into class A shares. Class B shares will automatically convert to class A shares on or around the end of the month eight years after the purchase date (for Putnam Small Cap Value Fund, on or around the end of the month six years after the purchase date, and for Multi-Cap Value Fund, on or around the end of the month five and one-half years after the purchase date). Class B shares acquired by exchanging class B shares of another Putnam fund will convert to class A shares based on the time of the initial purchase. The

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conversion period of the acquired fund will apply, unless the initial fund’s CDSC schedule is higher than that of the acquired fund. In that case, the conversion period and CDSC schedule of the initial fund will apply. Class B shares acquired through reinvestment of distributions will convert to class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes. Shareholders should consult with their tax advisers regarding the state and local tax consequences of the conversion of class B shares to class A shares, or any other exchange or conversion of shares. Average annual total return performance information for class B shares shown in the fund's prospectus does not assume conversion to class A shares.

Sales without sales charges, contingent deferred sales charges or short-term trading fees

The fund may sell shares without a sales charge or CDSC to the following categories of investors:

(i) current and former Trustees of the fund, their family members, business and personal associates; current and former employees of Putnam Management and certain current and former corporate affiliates, their family members, business and personal associates; employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

(ii) employer-sponsored retirement plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge) (not applicable to tax-exempt funds);

(iii) clients of administrators or other service providers of employer-sponsored benefit plans which have entered into agreements with Putnam Retail Management (not applicable to tax-exempt funds);

(iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Retail Management; employees of financial institutions having sales agreements with Putnam Retail Management or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their immediate family members (spouses and children under age 21, including step-children and adopted children);

(v) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust (other than a tax-qualified retirement plan trust), through an arrangement approved by Putnam Retail Management, if the value of the shares of the fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate;

(vi) clients of (i) broker-dealers, financial institutions, financial intermediaries or registered investment advisors that are approved by Putnam Retail Management and charge a fee for advisory or investment services or (ii) broker-dealers, financial institutions, or financial intermediaries that have entered into an agreement with Putnam Retail Management to offer shares through a fund “supermarket” or retail self directed brokerage account with or without the imposition of a transaction fee; and

(vii) college savings plans that qualify for tax-exempt treatment under section 529 of the Internal Revenue Code of 1986, as amended (the “Code”).

In the case of paragraph (i) above, the availability of shares at NAV has been determined to be appropriate because involvement by Putnam Retail Management and other brokers in purchases by these investors is typically minimal.

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In addition to the categories enumerated above, in connection with settlements reached between certain firms and the Financial Industry Regulating Authority (“FINRA”) and/or Securities and Exchange Commission (the “SEC”) regarding sales of class B and class C shares in excess of certain dollar thresholds, the fund will permit shareholders who are clients of these firms (and applicable affiliates of such firms) to redeem class B and class C shares of the fund and concurrently purchase class A shares (in an amount to be determined by the dealer of record and Putnam Retail Management in accordance with the terms of the applicable settlement) without paying a sales charge.

The fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies. The CDSC will be waived on redemptions to pay premiums for insurance under Putnam’s insured investor program.

Application of CDSC to Systematic Withdrawal Plans (“SWP”). Investors who set up a SWP for a share account (see "INVESTOR SERVICES — Plans Available to Shareholders -- Systematic Withdrawal Plan") may withdraw through the SWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an SWP and recalculated thereafter on a pro rata basis at the time of each SWP payment. Therefore, shareholders who have chosen an SWP based on a percentage of the net asset value of their account of up to 12% will be able to receive SWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from the fund that pays income distributions monthly) for their periodic SWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This SWP privilege may be revised or terminated at any time.

Other exceptions to application of CDSC. No CDSC is imposed on the redemption of shares of any class subject to a CDSC to the extent that the shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions, or (iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund or Putnam Short Duration Income Fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust. Benefit Payments currently include, without limitation, (1) distributions from an IRA due to death or post-purchase disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time.

Exceptions to application of short-term trading fee. In addition to the exceptions noted in the fund’s prospectus, the short-term trading fee will not apply in circumstances in which a CDSC would be waived as stated above under “Other exceptions to application of CDSC.”

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Ways to Reduce Initial Sales Charges—Class A and M Shares

There are several ways in which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These provisions may be altered or discontinued at any time.

Right of accumulation. A purchaser of class A shares or class M shares may qualify for a right of accumulation discount by combining all current purchases by such person with the value of certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

(i) the investor's current purchase(s); and

(ii) the higher of (x) the maximum public offering price (at the close of business on the previous day) or (y) the initial value of total purchases (less the value of shares redeemed on the applicable redemption date) of:

(a) all shares held in accounts registered to the investor and other accounts eligible to be linked to the investor’s accounts (as described below) in all of the Putnam funds (except closed-end and money market funds and Putnam Short Duration Income Fund, unless acquired as described in (b) below); and

(b) any shares of money market funds or Putnam Short Duration Income Fund acquired by exchange from other Putnam funds.

For shares held on December 31, 2007, the initial value will be the value of those shares at the maximum public offering price on that date.

The following persons may qualify for a right of accumulation discount:

(i) an individual, or a "company" as defined in Section 2(a)(8) of the Investment Company Act of 1940, as amended (the “1940 Act”) (which includes corporations which are corporate affiliates of each other);

(ii) an individual, his or her spouse and their children under age 21, purchasing for his, her or their own account;

(iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code and Simplified Employer Pension Plans (SEPs) created pursuant to Section 408(k) of the Code);

(iv) tax-exempt organizations qualifying under Section 501(c)(3) of the Code, (not including tax-exempt organizations qualifying under Section 403(b)(7) (a "403(b) plan") of the Code; and

(v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds and Putnam Short Duration Income Fund) purchased at the same time, if the dealer places the order for such shares directly with Putnam Retail Management.

For individual investors, Putnam Investor Services automatically links accounts the registrations of which are under the same last name and address. Account types eligible to be linked for the purpose of qualifying for a right

January 31, 2013	II-8

of accumulation discount include the following (in each case as registered to the investor, his or her spouse and his or her children under the age of 21):

(i) individual accounts;

(ii) joint accounts;

(iii) accounts established as part of a plan established pursuant to Section 403(b) of the Code (“403(b) plans”) or an IRA other than a Simple IRA, SARSEP or SEP IRA;

(iv) shares owned through accounts in the name of the investor’s (or spouse’s or minor child’s) dealer or other financial intermediary (with documentation identifying to the satisfaction of Putnam Investor Services the beneficial ownership of such shares); and

(v) accounts established as part of a Section 529 college savings plan managed by Putnam Management.

Shares owned by a plan participant as part of an employee benefit plan of a single employer or of affiliated employers (other than 403(b) plans) or a single fiduciary account opened by a trustee or other fiduciary (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) are not eligible for linking to other accounts attributable to such person to qualify for the right of accumulation discount, although all current purchases made by each such plan may be combined with existing aggregate balances of such plan in Putnam funds for purposes of determining the sales charge applicable to shares purchased at such time by the plan.

To obtain the right of accumulation discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Retail Management with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments. Sales charge discounts under a right of accumulation apply only to current purchases. No credit for right of accumulation purposes is given for any higher sales charge paid with respect to previous purchases for the investor’s account or any linked accounts.

Statement of Intention. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention (also referred to as a Letter of Intention), which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding Putnam money market funds and Putnam Short Duration Income Fund), including through an account established as part of a Section 529 college savings plan managed by Putnam Management. Each purchase of class A shares or class M shares under a Statement of Intention will be made at the lesser of (i) the public offering price applicable at the time of such purchase and (ii) the public offering price applicable on the date the Statement of Intention is executed to a single transaction of the total dollar amount indicated in the Statement of Intention.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns, or which are eligible to be linked for purposes of the right of accumulation described above, on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds and Putnam Short Duration Income Fund acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If

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an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

If an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery by Putnam Retail Management from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns to Putnam Retail Management any excess commissions previously received.

If an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Retail Management. Putnam Retail Management will make a corresponding downward adjustment to the amount of the reallowance payable to the dealer with respect to purchases made prior to the investor’s failure to fulfill the conditions of the Statement of Intention. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied. Adjustments to sales charges and dealer reallowances will not be made in the case of the shareholder’s death prior to the expiration of the 13-month period.

Statements of Intention are not available for certain employee benefit plans.

Statement of Intention forms may be obtained from Putnam Retail Management or from investment dealers. In addition, shareholders may complete the applicable portion of the fund’s standard account application. Interested investors should read the Statement of Intention carefully.

Commissions on Sales to Employee Benefit Plans

Purchases of class A and class R shares. On sales of class A shares at net asset value to certain qualified benefit plans and health reimbursement accounts and sales of class R shares, Putnam Retail Management may, at its discretion, pay commissions to the dealer of record on net monthly purchases up to the following rates: 1.00% of the first $1 million, 0.75% of the next $1 million and 0.50% thereafter.

For commission payments made by Putnam Retail Management to dealers and other financial intermediaries with respect to other classes of shares offered to employee benefit plans and other tax-favored plan investors, see the corresponding sub-heading under “—Sales Charges and Other Share Class Features—Retail Investors.”

DISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution (12b-1) plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be

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amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be. A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

The fund makes payments under each plan to Putnam Retail Management to compensate Putnam Retail Management for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares or maintaining or improving services provided to shareholders by Putnam Retail Management and investment dealers.

Putnam Retail Management compensates qualifying dealers (including, for this purpose, certain financial institutions) for sales of shares and the maintenance of shareholder accounts.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the relevant distribution plan, the terms of the service agreements between the dealers and Putnam Retail Management and any applicable limits imposed by FINRA.

Financial institutions receiving payments from Putnam Retail Management as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

Except as otherwise agreed between Putnam Retail Management and a dealer, for purposes of determining the amounts payable to dealers for shareholder accounts for which such dealers are designated as the dealer of record, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

Class A shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class A shares for which such dealers are designated the dealer of record) except as described below. In the case of dealers of record for a qualified benefit plan investing at least $1 million, where such dealer has agreed to a reduced sales commission, no payments are made during the first year after purchase on shares purchased at net asset value.

Rate*	Fund

0.25%	All funds currently making payments under a class A
distribution plan, except for those listed below

0.20% for shares purchased before 3/21/05;	Putnam Tax-Free High Yield Fund
0.25% for shares purchased on or after 3/21/05**

0.20% for shares purchased before 4/1/05;	Putnam AMT-Free Municipal Fund
0.25% for shares purchased on or after 4/1/05

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Rate*	Fund

0.20% for shares purchased on or before 12/31/89;	Putnam Convertible Securities Fund
0.25% for shares purchased after 12/31/89	George Putnam Balanced Fund
Putnam Global Equity Fund
Putnam Global Natural Resources Fund
Putnam Global Health Care Fund
The Putnam Fund for Growth and Income
Putnam Investors Fund
Putnam Voyager Fund

0.20% for shares purchased on or before 3/31/90;	Putnam High Yield Trust
0.25% for shares purchased after 3/31/90	Putnam U.S. Government Income Trust

0.20% for shares purchased on or before 1/1/90;	Putnam Equity Income Fund
0.25% for shares purchased after 1/1/90

0.20% for shares purchased on or before 3/31/91;	Putnam Income Fund
0.25% for shares purchased after 3/31/91;

0.10%	Putnam Short Duration Income Fund

0.15% for shares purchased on or before 3/6/92;	Putnam Michigan Tax Exempt Income Fund
0.20% for shares purchased after 3/6/92 but before	Putnam Minnesota Tax Exempt Income Fund
4/1/05;	Putnam Ohio Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 5/11/92;	Putnam Massachusetts Tax Exempt Income Fund
0.20% for shares purchased after 5/11/92 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 12/31/92;	Putnam California Tax Exempt Income Fund
0.20% for shares purchased after 12/31/92 but	Putnam New Jersey Tax Exempt Income Fund
before 4/1/05;	Putnam New York Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05	Putnam Tax Exempt Income Fund

0.15% for shares purchased on or before 3/5/93;	Putnam Arizona Tax Exempt Income Fund
0.20% for shares purchased after 3/5/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 7/8/93;	Putnam Pennsylvania Tax Exempt Income Fund
0.20% for shares purchased after 7/8/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.00%	Putnam Money Market Fund
Putnam Tax Exempt Money Market Fund

*For purposes of this table, shares are deemed to be purchased on date of settlement (i.e., once purchased and paid for). Shares issued in connection with dividend reinvestments are considered to be purchased on the date of their issuance, not the issuance of the original shares.

January 31, 2013	II-12

**Shares of Putnam Tax-Free High Yield Fund issued in connection with the merger of Putnam Municipal Income Fund into that fund pay a commission at the annual rate of 0.20% or 0.25%, based on the date of the original purchase of the shareholder’s corresponding shares of Putnam Municipal Income Fund, as set forth below: 0.20% for shares purchased on or before 5/7/92; 0.25% for shares purchased after 5/7/92.

Class B shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class B shares for which such dealers are designated the dealer of record).

Rate	Fund

0.25%	All funds currently making payments under a class B
distribution plan, except for those listed below

0.25%, except that the first year's service fees of	Putnam AMT-Free Municipal Fund
0.25% are prepaid at time of sale	Putnam Tax-Free High Yield Fund

0.20%, except that the first year’s service fees of	Putnam Arizona Tax Exempt Income Fund
0.20% are prepaid at time of sale	Putnam California Tax Exempt Income Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam Tax Exempt Income Fund

0.00%	Putnam Money Market Fund
Putnam Short Duration Income Fund

Class C shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class C shares for which such dealers are designated the dealer of record). No payments are made during the first year after purchase unless the shares were initially purchased without a CDSC, except that payments for Putnam Money Market Fund and Putnam Short Duration Income Fund will be made beginning in the first year.

January 31, 2013	II-13

Rate	Fund

1.00%	All funds currently making payments under a class C
distribution plan, except the fund listed below

0.50%	Putnam Money Market Fund
Putnam Short Duration Income Fund

Different rates may apply to shares sold outside the United States.

Class M shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class M shares for which such dealers are designated the dealer of record), except as follows. No payments are made during the first year after purchase on shares purchased at net asset value for Putnam Rollover IRAs.

Rate	Fund

0.65%	All growth, blend, value, global sector and asset
allocation funds (excluding funds in the Retirement
Income Lifestyle suite) currently making payments
under a class M distribution plan, and Putnam
Absolute Return 500 Fund and Putnam Absolute
Return 700 Fund.

0.40%	All income funds currently making payments under a
class M distribution plan (except for Putnam Floating
Rate Income Fund, Putnam Money Market Fund and
Putnam Short Duration Income Fund) and funds in the
Retirement Income Lifestyle suite.

0.30%	Putnam Absolute Return 100 Fund, Putnam Absolute
Return 300 Fund and Putnam Floating Rate Income
Fund

0.15%	Putnam Money Market Fund
Putnam Short Duration Income Fund

January 31, 2013	II-14

Putnam Retail Management’s payments to dealers for plans investing in class M shares for which such dealers are designated the dealer of record may equal up to the annual rate of 0.75% of the average net asset value of such class M shares for Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund as well as all growth, blend, value, global sector and asset allocation funds currently making payments under a class M distribution plan and up to the annual rate of 0.50% of the average net asset value of such class M shares for all income funds currently making payments under a class M distribution plan (except for Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund, Putnam Money Market Fund and Putnam Short Duration Income Fund).

Different rates may apply to shares sold outside the United States.

Class R shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class R shares for which such dealers are designated the dealer of record).

Rate	Fund

0.50%	All funds currently making payments under a class R
distribution plan

A portion of the class R distribution fee payable to dealers may be paid to third parties who provide services to plans investing in class R shares and participants in such plans.

Class T shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class T shares for which such dealers are designated the dealer of record).

Rate	Fund

0.25%	Putnam Money Market Fund

Additional Dealer Payments

As described earlier in this section, dealers may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the funds. These payments may include servicing payments to retirement plan administrators and other institutions up to the same levels as described above. For purposes of this section the term “dealer” includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates.

Putnam Retail Management and its affiliates pay additional compensation to selected dealers under the categories described below. These categories are not mutually exclusive, and a single dealer may receive payments under all categories. These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam funds to its customers. These additional payments are made pursuant to agreements with dealers and do not change the price paid by investors for the purchase of a

January 31, 2013	II-15

share or the amount a fund will receive as proceeds from such sales or the distribution (12b-1) fees and the expenses paid by the fund as shown under the heading “Fees and Expenses” in the prospectus.

Marketing Support Payments. Putnam Retail Management and its affiliates make payments to certain dealers for marketing support services. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Putnam Retail Management and its affiliates compensate dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer. Payments are generally based on one or more of the following factors: average net assets of Putnam’s retail mutual funds attributable to that dealer, gross or net sales of Putnam’s retail mutual funds attributable to that dealer, reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment for services rendered. In addition, payments typically apply to retail sales and assets, but may not, in certain situations, apply to other specific types of sales or assets, such as to retirement plans or fee-based advisory programs.

Although the total of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average assets of Putnam’s retail mutual funds attributable to the dealers.

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The following dealers (and such dealers’ respective affiliates) received marketing support payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2012:

American Portfolios Financial Services, Inc.	MetLife Securities, Inc.

Ameriprise Financial Services, Inc.	Morgan Stanley Smith Barney LLC

AXA Advisors, LLC	Multi-Financial Securities Corporation

BancWest Investment Services, Inc.	National Planning Corporation

Cadaret, Grant & Co. Inc.	New England Securities Corporation

Cambridge Investment Research, Inc.	NFP Securities, Inc.

CCO Investment Services Corp.	Northwestern Mutual Investment Services, LLC

Chase Investment Services Corp.	Oppenheimer & Co. Inc.

Citigroup Global Markets Inc.	PrimeVest Financial Services, Inc.

Commonwealth Equity Services	Prim Securities, Incorporated

CUNA Brokerage Services, Inc.	Raymond James & Associates, Inc.

CUSO Financial Services, L.P.	Raymond James Financial Services, Inc.

Financial Network Investment Corporation	RBC Capital Markets Corporation

First Allied Securities, Inc.	Royal Alliance Associates

FSC Securities Corporation	Sagepoint Financial, Inc.

Genworth Financial Securities Corp.	Securities America Financial Corporation, Inc.

Great-West Life & Annuity Insurance Company	SII Investments

HD Vest Investment Securities, Inc.	Stifel, Nicolaus & Company, Incorporated

ING Financial Partners	SunTrust Investment Services, Inc.

Investacorp, Inc.	TD Ameritrade, Inc.

INVEST Financial Corporation	TD Ameritrade Clearing, Inc.

Investment Centers of America, Inc.	Triad Advisors, Inc.

Janney Montgomery Scott LLC	Tower Square Securities, Inc.

January 31, 2013	II-16

Lincoln Financial Advisors Corp.	U.S. Bancorp Investments, Inc.

Lincoln Financial Securities Corporation	UBS Financial Services Inc.

Lincoln Investment Planning, Inc.	UVEST Financial Services, Inc.

LPL Financial LLC	Walnut Street Securities, Inc.

MMC Securities Corp.	Wells Fargo Advisors, LLC

M&T Securities, Inc.	Woodbury Financial Services, Inc.

Merrill Lynch, Pierce, Fenner & Smith, Inc.

Additional dealers may receive marketing support payments in 2013 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2012 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

Program Servicing Payments. Putnam Retail Management and its affiliates will also make payments to certain dealers that sell Putnam fund shares through retirement plans and other investment programs to compensate dealers for a variety of services they provide to such programs. A dealer may perform program services itself or may arrange with a third party to perform program services. In addition to participant recordkeeping, reporting, or transaction processing, program services may include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. Payments by Putnam Retail Management and its affiliates for program servicing support to any one dealer are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. In addition, Putnam Retail Management and its affiliates will make one-time or annual payments to selected dealers receiving program servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of Putnam funds on the dealer’s system. The amounts of these payments may, but will not normally (except in cases where the aggregate assets in the program are small), cause the aggregate amount of the program servicing payments to such dealer on an annual basis to exceed the amounts set forth above.

The following dealers (and such dealers’ respective affiliates) received program servicing payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2012:

ADP Broker-Dealer, Inc.	MidAtlantic Capital Corporation

Ascensus, Inc.	Morgan Stanley Smith Barney LLC

Benefit Plans Administrators	MSCS Financial Services, LLC

Charles Schwab & Co., Inc.	National Financial Services LLC

Charles Schwab Bank	Nationwide Investment Services Corporation

City National Bank	Nationwide Life Insurance Company

CompuSys/Erisa Group	Newport Retirement Services, Inc.

Correll Co.	NYLIFE Distributors LLC

CPI Qualified Plan Consultants, Inc.	Paychex Securities Corporation

DailyAccess Corporation	Pershing LLC

Digital Retirement Solutions	Plan Administrators, Inc.

Dyatech, LLC	Principal Life Insurance Co.

ExpertPlan, Inc.	Raymond James & Associates, Inc.

Fidelity Investments Institutional Operations Company, Inc.	Raymond James Financial Services, Inc.

Genworth Life and Annuity Insurance Co.	Reliance Trust Company

Genworth Life Insurance Co of New York	Standard Retirement Services, Inc.

Great-West Life & Annuity Insurance Company	SunTrust Bank

GWFS Equities, Inc.	Teachers Insurance and Annuity Association of America

Hartford Life Insurance Company	TD Ameritrade Trust Company

Hartford Securities Distribution Company, Inc.	The Prudential Insurance Company of America

January 31, 2013	II-17

Hewitt Associates LLC	The Vanguard Group Inc.

ING Life Insurance and Annuity Company	Transamerica Advisors Life Insurance Company

ING Institutional Plan Services, LLC	Transamerica Advisors Life Insurance Company of New York

July Business Services	Trust Company of America

J.P. Morgan Retirement Plan Services LLC	VALIC Retirement Services Company

Lincoln Retirement Services Company, LLC	Wells Fargo Bank, N.A.

Massachusetts Mutual Life Insurance Co.	Wilmington Trust Company

Mercer HR Services LLC	Wilmington Trust Retirement & Institutional Services Co.

Merrill Lynch, Pierce, Fenner & Smith, Inc.

Additional dealers may receive program servicing payments in 2013 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2012 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

Other Payments. From time to time, Putnam Retail Management, at its expense, may provide additional compensation to dealers which sell or arrange for the sale of shares of the fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as FINRA. Such compensation provided by Putnam Retail Management may include financial assistance to dealers that enables Putnam Retail Management to participate in and/or present at dealer-sponsored conferences or seminars, sales or training programs for invited registered representatives and other dealer employees, dealer entertainment, and other dealer-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. Putnam Retail Management makes payments for entertainment events it deems appropriate, subject to Putnam Retail Management’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Certain dealers also receive payments from Putnam Investor Services or its affiliates in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. The amount paid for these services varies depending on the share class selected and by dealer, and may also take into account the extent to which the services provided by the dealer replace services that Putnam Investor Services or its affiliates would otherwise have to provide. With respect to assets attributable to class A, class B, class C, class M, class R, class T, and class Y shares, these payments are not expected, with certain exceptions both for affiliated and unaffiliated entities noted in the discussion under the heading “MANAGEMENT – Investor Servicing Agent,” to exceed 0.13% of the total assets of such shareholders or plan participants in the fund or other Putnam funds on an annual basis. There are no such payments in respect of class R6 shares, and payments in respect of class R5 shares are generally made at an annual rate of up to 0.10% of a fund’s average net assets attributable to class R5 shares held by a dealer, except that an annual rate of up to 0.07% of a fund’s average net assets attributable to class R5 shares held by a dealer applies to Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam American Government Income Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Global Income Trust, Putnam Income Fund and Putnam Short Duration Income Fund. See the discussion under the heading “MANAGEMENT – Investor Servicing Agent” for more details.

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You can ask your dealer for information about payments it receives from Putnam Retail Management or its affiliates and the services it provides for those payments.

In addition to payments to dealers described above, Putnam Investor Services or Putnam Retail Management may, at the direction of a retirement plan’s sponsor, reimburse or pay direct expenses of the plan that would otherwise be payable by the plan. Putnam Investor Services also, at its expense, may make payments to financial intermediaries for introducing to Putnam Investor Services, and/or assisting Putnam Investor Services in the

January 31, 2013	II-18

provision of services to, certain retirement plans administered by Putnam Investor Services. Such payments to any one financial intermediary are not expected to exceed an annual rate of 0.05% of a plan’s average net assets.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

As noted in the prospectus, in addition to the main investment strategies and the principal risks described in the prospectus, the fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the fund’s prospectus or in this SAI, or by applicable law, the fund may engage in each of the practices described below without limit. This section contains information on the investments and investment practices listed below. With respect to funds for which Putnam Investments Limited (“PIL”) and/or The Putnam Advisory Company, LLC (“PAC”) serves as sub-investment manager (as described in the fund’s prospectus), references to Putnam Management in this section include PIL and/or PAC, as appropriate.

Alternative Investment Strategies	Money Market Instruments

Bank Loans	Mortgage-backed and Asset-backed Securities

Borrowing and Other Forms of Leverage	Options on Securities

Derivatives	Preferred Stocks and Convertible Securities

Exchange-Traded Notes	Private Placements and Restricted Securities

Floating Rate and Variable Rate Demand Notes	Real Estate Investment Trusts (REITs)

Foreign Currency Transactions	Redeemable Securities

Foreign Investments and Related Risks	Repurchase Agreements

Forward Commitments and Dollar Rolls	Securities Loans

Futures Contracts and Related Options	Securities of Other Investment Companies

Hybrid Instruments	Short-term Trading

Inflation-Protected Securities	Special Purpose Acquisition Companies

Initial Public Offerings (IPOs)	Structured Investments

Interfund Borrowing and Lending	Swap Agreements

Inverse Floaters	Tax-exempt Securities

Legal and Regulatory Risk Relating to Investment Strategy	Warrants

Lower-rated Securities	Zero-coupon and Payment-in-kind Bonds

Alternative Investment Strategies

At times, Putnam Management may judge that market conditions may make pursuing a fund's investment strategies inconsistent with the best interests of its shareholders. Putnam Management then may temporarily use alternative strategies that are mainly designed to limit the fund's losses. In implementing these strategies, the fund may invest primarily in, among other things, debt securities, preferred stocks, U.S. Government and agency obligations, cash or money market instruments (including, to the extent permitted by law or applicable exemptive relief, money market funds), or any other securities Putnam Management considers consistent with such defensive strategies.

Bank Loans

The fund may invest in bank loans. By purchasing a loan, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. The fund may act as part of a lending syndicate, and in such cases would be purchasing a “participation” in the loan. The fund may also purchase loans by assignment from another lender. Many loans are secured by the assets of the borrower, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of

January 31, 2013	II-19

banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower (and, in some cases, the lending institution from which it purchases the loan). The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loans in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Putnam Management will generally not have access to non-public information to which other investors in syndicated loans may have access. Because loans in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy. The loans in which the fund may invest include those that pay fixed rates of interest and those that pay floating rates – i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate.

Loans may be structured in different forms, including novations, assignments and participating interests. In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution. The fund may also acquire a loan interest directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

January 31, 2013	II-20

The borrower of a loan in which the fund holds an interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which the fund may invest are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. A significant portion of the corporate loans purchased by the fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that Putnam Management believes are attractive arise.

Certain of the loans acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times set aside on its books liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign (i.e., non-U.S.) currencies. The fund's investment in such participations would involve the risks of currency fluctuations described in this SAI with respect to investments in the foreign securities.

With respect to its management of investments in bank loans, Putnam Management will normally seek to avoid receiving material, non-public information (“Confidential Information”) about the issuers of bank loans being considered for acquisition by the fund or held in the fund’s portfolio. In many instances, borrowers may offer to furnish Confidential Information to prospective investors, and to holders, of the issuer’s loans. Putnam Management’s decision not to receive Confidential Information may place Putnam Management at a disadvantage relative to other investors in loans (which could have an adverse effect on the price the fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, Putnam Management’s ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that Putnam Management’s decision not to receive Confidential Information under normal circumstances could adversely affect the fund’s investment performance.

Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in loans, Putnam Management may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the fund’s portfolio. Possession of such information may in some instances occur despite Putnam Management’s efforts to avoid such possession, but in other instances Putnam Management may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Putnam Management's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on Putnam Management's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

January 31, 2013	II-21

In some instances, other accounts managed by Putnam Management or an affiliate may hold other securities issued by borrowers whose loans may be held in the fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s loans. In such cases, Putnam Management may owe conflicting fiduciary duties to the fund and other client accounts. Putnam Management will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if Putnam Management's client accounts collectively held only a single category of the issuer’s securities.

Borrowing and Other Forms of Leverage

The fund may borrow money to the extent permitted by its investment policies and restrictions and applicable law. When the fund borrows money or otherwise leverages its portfolio, the value of an investment in the fund will be more volatile and other investment risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund’s holdings. In addition to borrowing money from banks, the fund may engage in certain other investment transactions that may be viewed as forms of financial leverage – for example, using dollar rolls, investing collateral from loans of portfolio securities, entering into when-issued, delayed-delivery or forward commitment transactions or using derivatives such as swaps, futures, forwards, and options. Because the fund either (1) sets aside cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) on its books in respect of such transactions during the period in which the transactions are open or (2) otherwise “covers” its obligations under the transactions, such as by holding offsetting investments, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions or “senior securities” for purposes of the 1940 Act. In some cases (e.g., with respect to futures and forwards that are contractually required to “cash-settle”), the fund is permitted under relevant guidance from the SEC or SEC staff to set aside assets with respect to an investment transaction in the amount of its net (marked-to-market) obligations thereunder, rather than the full notional amount of the transaction. By setting aside assets equal only to its net obligations, the fund will have the ability to employ leverage to a greater extent than if it set aside assets equal to the notional amount of the transaction, which may increase the risk associated with such investments.

Each Putnam fund (other than Putnam RetirementReady® Funds, Putnam Global Sector Fund and Putnam Money Market Liquidity Fund) participates in committed and uncommitted lines of credit with State Street Bank and Trust Company. These lines of credit are intended to provide a temporary source of cash in extraordinary or emergency circumstances, such as unexpected shareholder redemption requests. The fund may pay a commitment or other fee to maintain a line of credit, in addition to the stated interest rate.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, options, hybrid instruments, forward contracts, swap agreements and structured investments, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value or other attributes of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus and in this SAI. The fund’s use of derivatives may cause the fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates, and higher amounts of ordinary income, and more generally may affect the timing, character and amount of a fund’s distributions to shareholders. The fund’s use of commodity-linked derivatives

January 31, 2013	II-22

can bear on or be limited by the fund’s intention to qualify as a “regulated investment company” under the Code, as discussed in “Taxes” below. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. The fund’s use of certain derivatives may in some cases involve forms of financial leverage, which involves risk and may increase the volatility of the fund’s net asset value. See “—Borrowing and Other Forms of Leverage.” In its use of derivatives, the fund may take both long positions (the values of which move in the same direction as the prices of the underlying investments, pools of investments, indexes or currencies), and short positions (the values of which move in the opposite direction from the prices of the underlying investments, pools of investments indexes or currencies).

Short positions may involve greater risks than long positions, as the risk of loss may be theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the amount invested). The fund may use derivatives that combine “long” and “short” positions in order to capture the difference between underlying investments, pools of investments, indices or currencies.

Exchange Traded Notes

The fund may invest in exchange traded notes (“ETNs”). ETNs are typically senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. The fund may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index. ETNs do not make periodic interest payments and principal is not protected.

The market value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand of the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer. The market value of an ETN may differ from the performance of the applicable market index and there may be times when an ETN trades at a premium or discount. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities underlying the market index that the ETN seeks to track. A change in the issuer’s credit rating may also impact the value of an ETN despite the underlying market index remaining unchanged. ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (the “IRS”) will accept, or a court will uphold, how the fund characterizes and treats ETNs for tax purposes.

An ETN that is tied to a specific market index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market index. ETNs also incur certain expenses not incurred by their applicable market index, and the fund would bear a proportionate share of any fees and expenses borne by the ETN in which it invests.

The fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN. Some ETNs that use leverage in an effort to amplify the returns of an underlying market index can, at times, be relatively illiquid and may therefore be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater. The extent of the fund’s investment in commodity-linked ETNs, if any, is limited by tax considerations. For more information regarding the tax treatment of commodity-linked ETNs, please see “Taxes” below.

ETNs are generally similar to structured investments and hybrid instruments. For discussion of these investments and the risks generally associated with them, see “Hybrid Instruments” and “Structured Investments” in this SAI.

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Floating Rate and Variable Rate Demand Notes

The fund may purchase taxable or tax-exempt floating rate and variable rate demand notes for short-term cash management or other investment purposes. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Foreign Currency Transactions

To manage its exposure to foreign currencies, the fund may engage in foreign currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options. In addition, the fund may engage in these transactions for the purpose of increasing its return. Foreign currency transactions involve costs, and, if unsuccessful, may reduce the fund’s return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received. The fund may also engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the fund intends to buy are denominated or quoted).

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency or for other hedging or non-hedging purposes. If conditions warrant, for hedging or non-hedging purposes, the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. The fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

A foreign currency futures contract is a standardized exchange-traded contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange, and have margin requirements.

A foreign currency forward contract is a negotiated agreement to exchange currency at a future time, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. The contract price may be higher or lower than the current spot rate. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects.

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For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. In addition, forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so that no intermediary is required. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts may be effected only on a commodities exchange or board of trade which provides a secondary market in such contracts; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

As noted above, the fund may purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the euro, the joint currency of most countries in the European Union.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies may be affected by all of those factors which influence foreign exchange rates and investments generally.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such

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transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they involve costs to the fund and tend to limit any potential gain which might result from the increase in value of such currency.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In this situation, the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will set aside liquid assets on its books to cover forward contracts used for non-hedging purposes.

In addition, the fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies -- the U.S. dollar and the foreign currency in question. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's

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portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

Foreign Investments and Related Risks

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. In addition, the fund is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a fund's income has been earned and translated into U.S. dollars (but before payment), the fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. In addition, there may be less (or less effective) regulation of exchanges, brokers and listed companies in some foreign countries. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than in the United States.

Foreign settlement procedures and trade regulations may be more complex and involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets. For example, settlement of transactions involving foreign securities or foreign currencies (see below) may occur within a foreign country, and the fund may accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may pay fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political, social or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Note on MSCI Indices. MSCI, Inc. (MSCI) publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. Putnam Management believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

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Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in developing countries, also known as "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value or prospects of an investment in such securities.

American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing in foreign securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

Forward Commitments and Dollar Rolls

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in

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addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

The fund may enter into dollar roll transactions (generally using TBAs) in which it sells a fixed income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, the fund foregoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The fund would also be able to earn interest on the proceeds of the sale before they are reinvested. The fund accounts for dollar rolls as purchases and sales. Because cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) in the amount of the fund’s commitment under a dollar roll is set aside on the fund’s books, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions.

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the fund may be adversely affected.

Futures Contracts and Related Options

Subject to applicable law, the fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Examples of futures contracts that the fund may use (which may include single-security futures) include, without limitation, U.S. Treasury security futures, index futures, corporate or municipal bond futures, Government National Mortgage Association certificate futures, interest rate swap futures, and Eurodollar futures. In addition, as described elsewhere in this SAI, the fund may use foreign currency futures.

Although futures contracts (other than index futures and futures based on the volatility or variance experienced by an index) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the

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contracts are closed out before the settlement date without the making or taking of delivery. Index futures and futures based on the volatility or variance experienced by an index do not call for actual delivery or acceptance of commodities or securities, but instead require cash settlement of the futures contract on the settlement date specified in the contract. Such contracts may also be closed out before the settlement date. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Instead, upon entering into a contract, the fund is required to deliver to the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

The fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

Index futures. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

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For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected U.S. common stocks. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are currently to buy or sell 250 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the underlying asset on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or indices or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner, and involve the same risks, as options purchased or written directly on the underlying investments. In addition, the fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts generally involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments.

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates and market movements, and, in the case of index futures and futures based on the volatility or variance experienced by an index, Putnam Management’s ability to predict the future level of the

January 31, 2013	II-31

index or the future volatility or variance experienced by an index. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio, which may differ from those that comprise the index, may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities or other assets underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures used by the fund and the portion of the portfolio being hedged, the prices of futures may not correlate perfectly with movements in the underlying asset due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the expected relationship between the underlying asset and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the underlying asset and movements in the prices of related futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Hybrid Instruments

These instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt security, preferred stock, warrant, convertible security,

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certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, “benchmarks”).

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or pays interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the fund may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of less than par if rates were above the specified level. Furthermore, a fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor the

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fund would have to consider and monitor. In addition, uncertainty regarding the tax treatment of hybrid instruments may reduce demand for such instruments. Tax considerations may also limit the extent of the fund’s investments in certain hybrid instruments. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Inflation-Protected Securities

The fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), which are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. The fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the fund purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation. The fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. TIPS is currently tied to the CPI-U, which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period the fund holds the security, the fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, when the fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company and to eliminate any fund-level income tax liability under the Code.

The U.S. Treasury began issuing inflation-protected bonds in 1997. Certain non-U.S. governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-protected bonds, and there may be a more liquid market in certain of these countries for these securities.

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Initial Public Offerings

The fund may purchase debt or equity securities in initial public offerings (“IPOs”). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Securities issued in an IPO frequently are very volatile in price, and the fund may hold securities purchased in an IPO for a very short period of time. As a result, the fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

At any particular time or from time to time the fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Putnam funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease.

Interfund Borrowing and Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls, the fund has entered into a Master Interfund Lending Agreement by and among each Putnam fund and Putnam Management (the “Interfund Lending Agreement”) under which the fund would lend or borrow money for temporary purposes directly to or from another Putnam fund (an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the fund permitting such Interfund Loans. All Interfund Loans would consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-term instruments. At this time, Putnam Money Market Liquidity Fund is the only Putnam fund expected to make its uninvested cash reserves available for Interfund Loans.

If the fund has outstanding borrowings, any Interfund Loans to the fund (a) would be at an interest rate equal to or lower than that of any outstanding bank loan, (b) would be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, and (c) would have a maturity no longer than any outstanding bank loan (and in any event not over seven days). In addition, if an event of default were to occur under any agreement evidencing an outstanding bank loan to the fund, the event of default would automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and such a call would be deemed made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

The fund may make an unsecured borrowing under the Interfund Lending Agreement if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the fund has a secured loan outstanding from any other lender, including but not limited to another Putnam fund, the fund’s Interfund Loan would be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan secured by collateral. If the fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the fund may borrow through the credit facility on a secured basis only. All secured Interfund Loans would be secured by the pledge of segregated collateral with a market value equal to at least 102% of the outstanding principal value of the Interfund Loan. The fund may not borrow from any source if its total outstanding borrowings immediately after the borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the fund’s fundamental investment restrictions.

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The fund may not lend to another Putnam fund under the Interfund Lending Agreement if the Interfund Loan would cause its aggregate outstanding Interfund Loans to exceed 15% of the fund’s current net assets at the time of the Interfund Loan. The fund’s Interfund Loans to any one fund may not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans would be limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other would be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. If the fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due.

Inverse Floaters

These securities have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels – rising when prevailing short-term interest rate fall, and vice versa. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities. The fund currently does not intend to invest more than 15% of its assets in inverse floating obligations.

Investment Ratings

The securities in which money market funds invest must be rated in one of the two highest short-term rating categories (without regard for gradations or subcategories) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) or be deemed by Putnam Management to be of comparable quality to securities having such ratings. Money market funds will rely on the two highest ratings given to a security by the NRSROs for purposes of complying with this requirement. If one or both of the two highest ratings are in the second highest short-term rating category, the security is treated as a Second Tier Security. Generally, Rule 2a-7 of the 1940 Act prohibits a money market fund from investing more than 3% of its assets in Second Tier Securities. Money market funds comply with these rating requirements at the time a security is acquired. If a security is downgraded to Second Tier after its acquisition, the money market funds may continue to hold the security even if the portfolio exceeds Rule 2a-7’s limits on Second Tier Securities. Other factors, such as substantial redemptions, may cause a money market fund’s portfolio to exceed Rule 2a-7 limits on the acquisition of securities. A money market fund may continue to hold securities in excess of these limits, even if the fund has the right to tender the security for purchase for its amortized cost value.

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Legal and Regulatory Risks Relating to Investment Strategy

The fund may be adversely affected by new (or revised) laws or regulations that may be imposed by the CFTC, the SEC, the U.S. Federal Reserve or other banking regulators, or other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets. These agencies are empowered to promulgate a variety of rules pursuant to financial reform legislation in the United States. The fund may also be adversely affected by changes in the enforcement or interpretation of existing statutes and rules. The regulatory environment for private funds is evolving, and changes in the regulation of private funds may adversely affect the value of the investments held by the fund and the ability of the fund to execute its investment strategy. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including new clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, adversely affect the value of the investments held by the fund, restrict the fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if the fund does not intend to exceed applicable position limits, it is possible that different clients managed by Putnam Management and its affiliates may be aggregated for this purpose. Any modification of trading decisions or elimination of open positions that may be required to avoid exceeding such limits may adversely affect the profitability of the fund.

The SEC has in the past adopted interim rules requiring reporting of all short positions above a certain threshold and is expected to adopt rules requiring monthly public disclosure in the future. In addition, other non-U.S. jurisdictions where the fund may trade have adopted reporting requirements. If the fund’s short positions or its strategy become generally known, the fund’s ability to implement its investment strategy could be adversely affected. In particular, other investors could cause a “short squeeze” in the securities held short by the fund forcing the fund to cover its positions at a loss. Such reporting requirements may also limit the fund’s ability to access management and other personnel at certain companies where the fund seeks to take a short position. In addition, if other investors engage in copycat behavior by taking positions in the same issuers as the fund, the cost of borrowing securities to sell short could increase drastically and the availability of such securities to the fund could decrease drastically. In addition, the SEC recently proposed additional restrictions on short sales, which could restrict the fund’s ability to engage in short sales in certain circumstances. The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on short sales of certain securities in response to market events. Bans on short selling may make it impossible for the fund to execute certain investment strategies.

Recently enacted federal legislation requires the adoption of regulations that will require any creditor that makes a loan and any securitizer of a loan to retain at least 5% of the credit risk on any loan that is transferred, sold or conveyed by such creditor or securitizer. It is currently unclear how these requirements will apply to loan

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participations, syndicated loans, and loan assignments. Investors, such as the fund, that seek or hold investments in loans could be adversely affected by the regulation.

Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See "SECURITIES RATINGS."

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's fixed-income assets. Conversely, during periods of rising interest rates, the value of the fund's fixed-income assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in an issue of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of

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tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories.

Money Market Instruments

Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (i.e., certificates of deposit and bankers’ acceptances), repurchase agreements and various government obligations, such as Treasury bills. These instruments have a remaining maturity of one year or less and are generally of high credit quality. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the IRS nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security (that is, backed by a pool of assets representing the obligations of a number of different issuers), in which case certain of the risks discussed in “Mortgage-backed and Asset-backed securities” would apply. Commercial paper is traded primarily among institutions.

Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund may invest in bankers’ acceptances issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders would be notified. Other Putnam funds may invest in bankers’ acceptances without regard to this requirement.

In accordance with rules issued by the SEC, the fund may from time to time invest all or a portion of its cash balances in money market and/or short-term bond funds advised by Putnam Management. In connection with such investments, Putnam Management may waive a portion of the advisory fees otherwise payable by the fund. See “Charges and expenses” in Part I of this SAI for the amount, if any, waived by Putnam Management in connection with such investments.

Mortgage-backed and Asset-backed Securities

Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

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Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. If rates increase due to a reset, the risk of default by underlying borrowers may increase. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. The fund may also invest in “hybrid” ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

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CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time. The fund currently does not intend to invest more than 35% of its assets in IOs and POs under normal market conditions.

The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described above for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

Asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

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Options on Securities

Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio or that it has an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books), when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges) or have an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books). In the case of put options, the fund will set aside on its books assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees and equal in value to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, if the fund holds the security, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. If the fund does not hold the underlying security, the fund bears the risk that, if the market price exceeds the option strike price, the fund will suffer a loss equal to the difference at the time of exercise. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. The fund

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may also purchase put options for other investment purposes, including to take a short position in the security underlying the put option.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. The fund may also purchase call options for other investment purposes.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. For example, if a fund is unable to purchase a security underlying a put option it had purchased, the fund may be unable to exercise the put option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit

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delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if it is unable to exercise the put option prior to its expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities. The fund may use both European-style options, which are only exercisable immediately prior to their expiration, and American-style options, which are exercisable at any time prior to the expiration date.

In addition to options on securities and futures, the fund may also enter into options on futures, swaps, or other instruments as described elsewhere in this SAI.

Preferred Stocks and Convertible Securities

The fund may invest in preferred stocks or convertible securities. A preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer's assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer's creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights. In addition, many preferred stocks may be called or redeemed prior to their maturity by the issuer under certain conditions.

Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. Convertible securities generally have less potential for gain than common stocks.

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The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in preferred stocks and convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

Private Placements and Restricted Securities

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the “Securities Act”) or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of publicly traded securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. The fund may be deemed to be an "underwriter" for purposes of the Securities Act when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading. The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees and the Trustees have delegated such authority to Putnam Management.

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Real Estate Investment Trusts (REITs)

The fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. Like regulated investment companies such as the fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code. The fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the fund’s own expenses.

REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default, the likelihood of which is increased for mortgage REITs that invest in sub-prime mortgages. REITs, and mortgage REITs in particular, are also subject to interest rate risk. REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Code requires), and are subject to heavy cash flow dependency and the risk of default by borrowers. REITs are also subject to the possibility of failing to qualify for tax-free pass-through of income under the Code or failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

The fund's investment in a REIT may require the fund to accrue and distribute income not yet received or may result in the fund making distributions that constitute a return of capital to fund shareholders for federal income tax purposes or may require the fund to accrue and distribute income not yet received. In addition, distributions by a fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Redeemable Securities

Certain securities held by the fund may permit the issuer at its option to "call" or redeem its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Repurchase Agreements

Each fund may enter into repurchase agreements amounting to not more than 25% of its total assets, except that this 25% limitation does not apply to repurchase agreements entered into in connection with short sales and to investments by a money market fund and Putnam Short Term Investment Fund. Money market funds and Putnam Short Term Investment Fund may invest without limit in repurchase agreements. A repurchase agreement is a contract under which the fund, the buyer under the contract, acquires a security subject to the obligation of the seller (or repurchase agreement counterparty) to repurchase, and the fund to resell, the security at a fixed time and price, which represents the fund's cost plus interest (or, for repurchase agreements under which the fund acquires a security and then sells it short, the fund’s cost of “borrowing” the security). A repurchase agreement with a stated maturity of longer than one week is considered an illiquid investment. It is the fund's present intention to enter into repurchase agreements only with banks and registered broker-dealers. The fund may enter into repurchase agreements, including with respect to securities it wishes to sell short. See “Short Sales” in this SAI. Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, settlement may be made by delivery of cash equal to the difference between (a) the sum

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of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement.

The fund may be exposed to the credit risk of the repurchase agreement counterparty (or seller) in the event that the counterparty is unable to close out the repurchase agreement in accordance with its terms. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the SEC, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

The fund may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, the fund sells portfolio assets subject to an agreement by the fund to repurchase the same assets at an agreed upon price and date. The fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the fund’s right to repurchase the securities. The fund’s use of reverse repurchase agreements also subjects the fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as over-the-counter derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before the fund can dispose of it. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities. The fund may pay fees in connection with arranging loans of its portfolio securities.

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Securities of Other Investment Companies

Securities of other investment companies, including shares of open- and closed-end investment companies and unit investment trusts (which may include exchange-traded funds (“ETFs”)), represent interests in collective investment portfolios that, in turn, invest directly in underlying instruments. The fund may invest in other investment companies when it has more uninvested cash than Putnam Management believes is advisable, when it receives cash collateral from securities lending arrangements, when there is a shortage of direct investments available, or when Putnam Management believes that investment companies offer attractive values.

Investment companies may be structured to perform in a similar fashion to a broad-based securities index or may focus on a particular strategy or class of assets. ETFs typically seek to track the performance or dividend yield of specific indexes or companies in related industries. These indexes may be broad-based, sector-based or international. Investing in investment companies involves substantially the same risks as investing directly in the underlying instruments, but also involves expenses at the investment company-level, such as portfolio management fees and operating expenses. These expenses are in addition to the fees and expenses of the fund itself, which may lead to duplication of expenses while the fund owns another investment company’s shares. In addition, investing in investment companies involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the underlying instruments or index. To the extent the fund invests in other investment companies that are professionally managed, its performance will also depend on the investment and research abilities of investment managers other than Putnam Management.

Open-end investment companies typically offer their shares continuously at net asset value plus any applicable sales charge and stand ready to redeem shares upon shareholder request. The shares of certain other types of investment companies, such as ETFs and closed-end investment companies, typically trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. In the case of closed-end investment companies, the number of shares is typically fixed. The securities of closed-end investment companies and ETFs carry the risk that the price the fund pays or receives may be higher or lower than the investment company’s net asset value. ETFs and closed-end investment companies are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. The shares of investment companies, particularly closed-end investment companies, may also be leveraged, which would increase the volatility of the fund’s net asset value.

The extent to which the fund can invest in securities of other investment companies, including ETFs, is generally limited by federal securities laws. For more information regarding the tax treatment of ETFs, please see “Taxes” below.

Short Sales

The fund may engage in short sales of securities either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the fund does not own declines in value. Short sales are transactions in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The fund may also engage in short sales by entering into a repurchase agreement with respect to the security it wishes to sell short. See “– Repurchase Agreements” in this SAI. The fund will incur a gain if the price of the security declines between the date of the short sale and the date on which the fund replaces the borrowed security (or closes out the related repurchase agreement); and the fund will incur a loss if the price of the security increases between those dates. Such a loss is theoretically unlimited since the potential increase in the market price of the security sold short is not limited. Until the security is replaced, the fund must pay the lender (or repurchase agreement counterparty) any dividends or interest that accrues during the period of the loan (or repurchase agreement). To borrow (or enter into a repurchase agreement with respect to) the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The fund’s successful use of short sales is subject to Putnam Management’s ability to accurately predict movements in the market price of the

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security sold short. Short selling may involve financial leverage because the fund is exposed both to changes in the market price of the security sold short and to changes in the value of securities purchased with the proceeds of the short sale, effectively leveraging its assets. Under adverse market conditions, a fund may have difficulty purchasing securities to meet its short sale delivery obligations, and may be required to close out its short position at a time when the fund would not choose to do so, and may therefore have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations may not favor such sales. While the fund has an open short position, it will segregate, by appropriate notation on its books or the books of its custodian, cash or liquid assets at least equal in value to the market value of the securities sold short. The segregated amount will be “marked-to-market” daily. Because of this segregation, the fund does not consider these transactions to be “senior securities” for purposes of the 1940 Act. In connection with short sale transactions, the fund may be required to pledge certain additional assets for the benefit of the securities lender (or repurchase agreement counterparty) and the fund may, while such assets remain pledged, be limited in its ability to invest those assets in accordance with the fund’s investment strategies.

Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, in lieu of delivering the securities sold short, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement. Because that cash amount represents the fund’s maximum loss in the event of the insolvency of the counterparty, the fund will, except where the local market practice for foreign securities to be sold short requires payment prior to delivery of such securities, treat such amount, rather than the full notional amount of the repurchase agreement, as its “investment” in securities of the counterparty for purposes of all applicable investment restrictions, including its fundamental policy with respect to diversification.

Short-term Trading

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Special Purpose Acquisition Companies

The fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In

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addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Structured Investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

Swap Agreements

The fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease the fund's exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if the fund agrees to exchange payments in U.S. dollars for payments in a non-U.S. currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to that non-U.S. currency and interest rates. The fund may also engage in total return swaps, in which payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination of such securities, or an index). A total return swap may add leverage to a portfolio by providing investment exposure to an underlying asset or market where the fund does not own or take physical custody of such asset or invest directly in such market.

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The fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. If a counterparty's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty's insolvency. Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.

The fund may also enter into options on swap agreements ("swaptions"). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in the fund’s use of options. See “—Options on Securities.”

A credit default swap is an agreement between the fund and a counterparty that enables the fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). The fund may enter into credit default swap contracts for investment purposes. As a credit protection seller in a credit default swap contract, the fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the fund would keep the stream of payments and would have no payment obligations. As the seller, the fund would be subject to investment exposure on the notional amount of the swap.

The fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers or profit from changes in the creditworthiness of the particular issuer(s) (also known as “buying credit protection”). In these cases, the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the fund’s return.

Tax-exempt Securities

General description. As used in this SAI, the term "Tax-exempt Securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) the corresponding state’s personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax-exempt Securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

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Short-term Tax-exempt Securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term Tax-exempt Securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute Tax-exempt Securities, although the current federal tax laws place substantial limitations on the size of such issues.

Tax-exempt Securities share many of the structural features and risks of other bonds, as described elsewhere in this SAI. For example, the fund may purchase callable Tax-exempt Securities, zero-coupon Tax-exempt Securities, or “stripped” Tax-exempt Securities, which entail additional risks. The fund may also purchase structured or asset-backed Tax-exempt Securities, such as the securities (including preferred stock) of special purpose entities that hold interests in the Tax-exempt Securities of one or more issuers and issue “tranched” securities that are entitled to receive payments based on the cash flows from those underlying securities. See “—Redeemable securities,” “—Zero-coupon and Payment-in-kind Bonds,” “—Structured investments,” and “—Mortgage-backed and Asset-backed Securities” in this SAI. Structured Tax-exempt Securities may involve increased risk that the interest received by the fund may not be exempt from federal or state income tax, or that such interest may result in liability for the alternative minimum tax for shareholders of the fund. For example, in certain cases, the issuers of certain securities held by a special purpose entity may not have received an unqualified opinion of bond counsel that the interest from the securities will be exempt from federal income tax and (if applicable) the corresponding state’s personal income tax.

The amount of information about the financial condition of an issuer of Tax-exempt Securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. As a result, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities of better-known issuers.

Escrow-secured or pre-refunded bonds. These securities are created when an issuer uses the proceeds from a new bond issue to buy high grade, interest-bearing debt securities, generally direct obligations of the U.S. government, in order to redeem (or “pre-refund”), before maturity, an outstanding bond issue that is not immediately callable. These securities are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bond until that bond’s call date. Pre-refunded bonds often receive an ‘AAA’ or equivalent rating. Because pre-refunded bonds still bear the same interest rate, and have a very high credit quality, their price may increase. However, as the original bond approaches its call date, the bond's price will fall to its call price.

Residual interest bonds. The fund may invest in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or a periodic auction process, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

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Tobacco Settlement Revenue Bonds. The fund may invest in tobacco settlement revenue bonds, which are secured by an issuing state’s proportionate share of payments under the Master Settlement Agreement (“MSA”). The MSA is an agreement that was reached out of court in November 1998 between 46 states and six U.S. jurisdictions and tobacco manufacturers representing an overwhelming majority of U.S. market share. The MSA provides for annual payments by the manufacturers to the states and jurisdictions in perpetuity in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA. Within some states, certain localities may in turn be allocated a specific portion of the state’s MSA payment pursuant to an arrangement with the state.

A number of state and local governments have securitized the future flow of payments under the MSA by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the fund, are dependent on the receipt of future settlement payments by the state or its instrumentality. The actual amount of future settlement payments may vary based on, among other things, annual domestic cigarette shipments, inflation, the financial capability of participating tobacco companies, and certain offsets for disputed payments. Payments made by tobacco manufacturers could be reduced if cigarette shipments continue to decline below the base levels used in establishing manufacturers’ payment obligations under the MSA. Demand for cigarettes in the U.S. could continue to decline based on many factors, including, without limitation, anti-smoking campaigns, tax increases, price increases implemented to recoup the cost of payments by tobacco companies under the MSA, reduced ability to advertise, enforcement of laws prohibiting sales to minors, elimination of certain sales venues such as vending machines, and the spread of local ordinances restricting smoking in public places.

Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. The bankruptcy of an MSA-participating manufacturer could cause delays or reductions in bond payments, which would affect the fund’s net asset value. Under the MSA, a market share loss by MSA-participating tobacco manufacturers to non-MSA participating manufacturers would also cause a downward adjustment in the payment amounts under some circumstances.

The MSA and tobacco manufacturers have been and continue to be subject to various legal claims, including, among others, claims that the MSA violates federal antitrust law. In addition, the United States Department of Justice has alleged in a civil lawsuit that the major tobacco companies defrauded and misled the American public about the health risks associated with smoking cigarettes. An adverse outcome to this lawsuit or to any other litigation matters or regulatory actions relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers.

In addition to the risks described above, tobacco settlement revenue bonds are subject to other risks described in this SAI, including the risks of asset-backed securities discussed under “Mortgage-backed and Asset-backed Securities.”

Participation interests (Money Market Funds only). The money market funds may invest in Tax-exempt Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Tax-exempt Securities, provided that, in the opinion of counsel, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Tax-exempt Securities will be exempt from federal income tax to the same extent as interest on the Tax-exempt Securities. The money market funds may also invest in Tax-exempt Securities by purchasing from banks participation interests in all or part of specific holdings of Tax-exempt Securities. These participations may be backed in whole or in part by an irrevocable

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letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the money market funds in connection with the arrangement. The money market funds will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the IRS that interest earned by it on Tax-exempt Securities in which it holds such participation interests is exempt from federal income tax. No money market fund expects to invest more than 5% of its assets in participation interests.

Stand-by commitments. When the fund purchases Tax-exempt Securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those Tax-exempt Securities. A stand-by commitment may be considered a security independent of the Tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying Tax-exempt security to a third party at any time. The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. The fund does not expect to assign any value to stand-by commitments.

Yields. The yields on Tax-exempt Securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the Tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the Tax-exempt Securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-exempt Securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of Tax-exempt Securities or changes in the investment objectives of investors. Subsequent to purchase by the fund, an issue of Tax-exempt Securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the fund. Putnam Management will consider such an event in its determination of whether the fund should continue to hold an investment in its portfolio. Downgrades of Tax-exempt Securities held by a money market fund may require the fund to sell such securities, potentially at a loss.

"Moral obligation" bonds. The fund may invest in so-called “moral obligation” bonds, where repayment of the bond is backed by a moral (but not legally binding) commitment of an entity other than the issuer, such as a state legislature, to pay. Such a commitment may be in addition to the legal commitment of the issuer to repay the bond or may represent the only payment obligation with respect to the bond (where, for example, no amount has yet been specifically appropriated to pay the bond. See “—Municipal leases” below.)

Municipal leases. The fund may acquire participations in lease obligations or installment purchase contract obligations (collectively, “lease obligations”) of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged. Certain of these lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a “non-appropriation” lease, the fund’s ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

Additional risks. Securities in which the fund may invest, including Tax-exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power, ability or willingness of issuers to meet

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their obligations for the payment of interest and principal on their Tax-exempt Securities may be materially affected.

From time to time, legislation may be introduced or litigation may arise that may restrict or eliminate the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of Tax-exempt Securities. Further proposals limiting the issuance of Tax-exempt Securities may well be introduced in the future. If it appeared that the availability of Tax-exempt Securities for investment by the fund and the value of the fund's portfolio could be materially affected by such changes in law, the Trustees of the fund would reevaluate its investment objective and policies and consider changes in the structure of the fund or its dissolution. Shareholders should consult their tax advisers for the current law on tax-exempt bonds and securities.

Warrants

The fund may invest in warrants, which are instruments that give the fund the right to purchase certain securities from an issuer at a specific price (the “strike price”) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

In addition to warrants on securities, the fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

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Zero-coupon and Payment-in-kind Bonds

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements under the Code.

TAXES

The following discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income of a regulated investment company derived from an interest in a “qualified

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publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in paragraph (b) above, identification of the issuer (or, in some cases, issuers) of a particular fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the fund’s ability to meet the diversification test in (b) above. Also, for the purposes of the diversification test in paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the fund were to fail to meet the income, diversification or distribution test described above, the fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders, and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

The fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any). The fund may distribute its net capital gain. Investment company taxable income (which is retained by the fund) will be subject to tax at regular corporate rates. The fund may also retain for investment its net capital gain. If the fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If the fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income and its earnings and profits, a regulated investment company may also elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the

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taxable year after October 31) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the fund fails to distribute in a calendar year at least an amount generally equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

The fund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, provided it is not treated as a “personal holding company” for federal income tax purposes, the fund may treat the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the undistributed investment company taxable income and capital gain of the fund as a distribution of investment company taxable income and net capital gain on the fund’s tax return. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the fund is required to distribute as dividends to shareholders in order for the fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the fund; the total return on a shareholder’s investment will not be reduced as a result of the distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

Fund distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund’s investment income and net short-term capital gains. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares of the fund or other Putnam funds.

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Taxes on distributions of capital gains are determined by how long the fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter the fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards) that are properly reported by the fund as capital gain dividends (“Capital Gain Dividends”) will be treated as long-term capital gains includible in and taxed at the reduced rates applicable to a shareholder’s net capital gain. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income.

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For taxable years beginning on or after January 1, 2013, Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. The details of the implementation of this tax and of the calculation of net investment income, among other issues, are currently unclear and remain subject to future guidance. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the fund of net investment income and capital gains (other than exempt-interest dividends) as described above, and (ii) any net gain from the sale, exchange or other taxable disposition of fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the fund.

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Distributions of investment income reported by the fund as “qualified dividend income” received by an individual will be taxed at the reduced rates applicable to long-term capital gain. In order for some portion of the dividends received by a fund shareholder to be qualified dividend income, the fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund’s shares. A dividend will not be treated as qualified dividend income (at either the fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. The fund generally expects to report eligible dividends as qualified dividend income.

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In general, distributions of investment income reported by the fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such fund’s shares. In any event, if the aggregate qualified dividends received by the fund during any taxable year are 95% or more of its gross income, then 100% of the fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

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In general, fixed-income and money market funds receive interest, rather than dividends, from their portfolio securities. As a result, it is not currently expected that any significant portion of such funds’ distributions to shareholders will be derived from qualified dividend income. For information regarding qualified dividend income received from underlying funds, see “Funds of funds” below.

In general, dividends of net investment income received by corporate shareholders of the fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the fund from domestic corporations for the taxable year. A dividend received by the fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such

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date in the case of certain preferred stock) or (2) to the extent that the fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)) For information regarding eligibility for the dividends-received deduction of dividend income derived from an underlying fund, see “Funds of funds” below.

Exempt-interest dividends. A fund will be qualified to pay exempt-interest dividends to its shareholders if, at the close of each quarter of the fund’s taxable year, at least 50% of the total value of the fund’s assets consists of obligations the interest on which is exempt from federal income tax under Section 103(a) of the Code. In some cases, the fund may also pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests (see “Funds of funds,” below). Distributions that the fund reports as exempt-interest dividends are treated as interest excludable from shareholders’ gross income for federal income tax purposes but may be taxable for federal alternative minimum tax (“AMT”) purposes and for state and local purposes. If the fund intends to qualify to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund’s total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the IRS to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such obligations or bonds or who are “related persons” of such substantial users.

A fund that is qualified to pay exempt-interest dividends will report those dividends each year in a written statement furnished to shareholders. In general, if the amount of the fund’s distributions reported as exempt-interest dividends during a taxable year exceeds the net exempt interest received by the fund during that year, the amount of the distributions qualifying as tax-exempt will be scaled back. A non-calendar-year fund will be permitted in certain circumstances to elect to “frontload” the amounts so qualifying by allocating exempt income it received during a taxable year to distributions made on or before December 31 of such taxable year; otherwise, the amount so qualifying will be scaled back in proportion to distributions. The excess amount will generally be treated as a return of capital. The percentage of a shareholder’s income reported as tax-exempt for any particular distribution may be substantially different from the percentage of the fund’s income that was tax-exempt during the period covered by the distribution.

Exempt-interest dividends may be taxable for purposes of the federal AMT. For individual shareholders, exempt-interest dividends that are derived from interest on private activity bonds that are issued after August 7, 1986 (other than a “qualified 501(c)(3) bond,” as such term is defined in the Code) generally must be included in an individual’s tax base for purposes of calculating the shareholder’s liability for federal AMT. Corporate shareholders will be required to include all exempt-interest dividends in determining their federal AMT. The AMT calculation for corporations is based, in part, on a corporation’s earnings and profits for the year. A corporation must include all exempt-interest dividends in calculating its earnings and profits for the year.

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Putnam AMT-Free Municipal Fund intends to distribute exempt-interest dividends that will not be taxable for federal AMT purposes for individuals. It intends to make such distributions by investing in Tax-exempt Securities other than private activity bonds that are issued after August 7, 1986 (other than “qualified 501(c)(3) bonds,” as such term is defined in the Code). Because corporate shareholders are required to include all exempt-interest dividends in determining their federal AMT, exempt-interest dividends distributed by Putnam AMT-Free Municipal Fund will be taxable for purposes of the federal AMT.

Funds of funds. If the fund invests in shares of underlying funds, a portion of its distributable income and gains will consist of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund or those losses reduce distributions required to be made by the underlying fund. Moreover, even when the fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund). As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the fund will be required to distribute to shareholders may be greater than such amounts would have been had the fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the amount or timing of distributions from the fund qualifying for treatment as being of a particular character (e.g., as long-term capital gain, exempt interest, eligible for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the fund invested directly in the securities held by the underlying funds. In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to the fund’s sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the fund at a loss and the fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the fund’s hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

If the fund receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund reports such dividends as “qualified dividend income,” then the fund may, in turn, report a portion of its distributions as “qualified dividend income” as well, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

If the fund receives dividends from an underlying fund and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the fund is permitted, in turn, to designate a portion of its distributions as eligible for the dividends-received deduction, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

If, at the close of each quarter of the fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies (such fund, a “qualified fund of funds”), the fund will be permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests, or interest on any tax-exempt obligations in which it directly invests, if any. For further information regarding exempt-interest dividends, see “Exempt-interest dividends,” above.

If at the close of each quarter of the tax year at least 50% of the fund’s total assets consists of interests in underlying funds, the fund will be entitled to elect to pass through to its shareholders a credit or deduction for foreign taxes (if any) borne in respect of foreign securities income earned by the fund, or by any underlying funds and passed through to the fund. If the fund so elects, shareholders will include in gross income from

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foreign sources their pro rata shares of such taxes, if any, treated as paid by the fund. Even if the fund were eligible to make such an election for a given year, it may determine not to do so. If the fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction. See “Foreign taxes” below for more information.

Derivatives, hedging and related transactions; certain exposure to commodities. In general, option premiums received by the fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by the fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of the fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by the fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities of the fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the 70% dividends-received deduction, as the case may be.

In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the Commodities Futures Trading Commission is treated as short-term gain or loss, and 60% is treated as long-term gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, such contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of options and futures transactions, the fund’s derivative transactions, including transactions in options, futures contracts, straddles, securities loan and other similar transactions, including for hedging purposes, will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund’s securities, convert long-term capital gains into short-term capital gains, short-term capital losses into long-term capital losses, or capital gains into ordinary income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund may make any applicable elections pertaining to such transactions consistent with the interests of the fund.

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Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

A fund’s use of commodity-linked derivatives can be limited by the fund’s intention to qualify as a regulated investment company and can bear on its ability to so qualify. Income and gains from certain commodity-linked derivatives does not constitute qualifying income to a regulated investment company for purposes of the 90% gross income test described above. The tax treatment of certain other commodity-linked derivative instruments in which the fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a regulated investment company. If the fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the fund would fail to qualify as a regulated investment company unless it is eligible to and does pay a tax at the fund level.

The tax rules are uncertain with respect to the treatment of income or gains arising in respect of commodity-linked exchange-traded notes (“ETNs”) and certain commodity-linked structured notes; also, the timing and character of income or gains arising from ETNs can be uncertain. An adverse determination or future guidance by the IRS (which determination or guidance could be retroactive) may affect the fund’s ability to qualify for treatment as a regulated investment company and to avoid a fund-level tax.

To the extent that, in order to achieve exposure to commodities, the fund invests in entities that are treated as pass-through vehicles for U.S. federal income tax purposes, including, for instance, certain ETFs (e.g., ETFs investing in gold bullion) and partnerships other than qualified publicly traded partnerships (as defined earlier), all or a portion of any income and gains from such entities could constitute non-qualifying income to the fund for purposes of the 90% gross income requirement described above. In such a case, the fund’s investments in such entities could be limited by its intention to qualify as a regulated investment company and could bear on its ability to so qualify. Certain commodities-related ETFs may qualify as qualified publicly traded partnerships. In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement. If, however, such a vehicle were to fail to qualify as a qualified publicly traded partnership in a particular year, a portion of the gross income derived from it in such year could constitute non-qualifying income to the fund for purposes of the 90% gross income requirement and thus could adversely affect the fund’s ability to qualify as a regulated investment company for a particular year. In addition, the diversification requirement described above for regulated investment company qualification will limit the fund’s investments in one or more vehicles that are qualified publicly traded partnerships to 25% of the fund’s total assets as of the close of each quarter of the fund’s taxable year.

Certain of the fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the fund's transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and its taxable income. If such a difference arises, and the fund’s book income is less than its taxable income (or, for tax-exempt funds, the sum of its net tax-exempt and taxable income), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to eliminate fund-level income tax. In the alternative, if the fund’s book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

Investments in REITs. If the fund invests in equity securities of real estate investment trusts qualifying as such under Subchapter M (“REITs”), such investments may require the fund to accrue and distribute income not yet

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received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. The fund’s investment in REIT equity securities may at other times result in the fund’s receipt of cash in excess of the REIT’s earnings. If the fund distributes such amounts, such distribution could constitute a return of capital to the fund shareholders for federal income tax purposes. Dividends received by the fund from a REIT generally will not constitute qualified dividend income and will not qualify for the corporate dividends-received deduction.

The fund may invest in REITs, including REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”), REITs that are themselves taxable mortgage pools (“TMPs”) or REITs that invest in TMPs. Under a notice issued by the IRS in the fall of 2006 and Treasury regulations that have not yet been issued, but apply retroactively, a portion of the fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as the fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or TMP residual interest directly. As a result, a fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.

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In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income ("UBTI") to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code. Any investment in residual interests of a Collateralized Mortgage Obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax problems, especially if the fund has state or local governments or other tax-exempt organizations as shareholders. Under current law, a fund serves to block UBTI from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder will recognize UBTI by virtue of its investment in the fund if shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the fund recognizes excess inclusion income derived from direct or indirect investments in REMIC residual interests or TMPs if the amount of such income recognized by the fund exceeds the fund's investment company taxable income (after taking into account deductions for dividends paid by the fund).

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Under legislation enacted in December 2006, a charitable remainder trust (“CRT”), as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in the fall of 2006, a CRT will not recognize UBTI solely as a result of investing in a fund that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes excess inclusion income, then the fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the fund. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the fund.

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Return of capital distributions. If the fund makes a distribution with respect to any taxable year to a shareholder in excess of the fund’s current and accumulated “earnings and profits,” the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

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Dividends and distributions on the fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized income and gains may be required to be distributed even when the fund’s net asset value also reflects unrealized losses. Distributions are taxable to a shareholder even if they are paid from income or gains earned by the fund prior to the shareholder’s investment (and thus included in the price paid by the shareholder).

Securities issued or purchased at a discount. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by the fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the fund’s income (and required to be distributed by the fund) over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the fund in the secondary market may be treated as having market discount. Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by the fund may be treated as having acquisition discount (very generally, the excess of the stated redemption price over the purchase price) or OID. The fund will be required to include the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income.

If the fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the fund actually received. Such distributions may be made from the cash assets of the fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause the fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than if the fund had not held such securities.

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Securities issued or purchased at a premium. Very generally, where the fund purchases a bond at a price that exceeds the stated principal amount (i.e., a premium), the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, pursuant to an irrevocable election applicable to all such bonds purchased by the fund, the fund reduces the current taxable income from the bond by the amortizable premium and reduces its tax basis in the bond by the amount of such offset. In the case of a tax-exempt bond, tax rules require the fund to reduce its tax basis by the amount of amortizable premium.

Higher-Risk Securities. The fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default, present special tax issues for the fund. Tax rules are not entirely clear about issues such as whether the fund should recognize market discount on a debt obligation and, if so, the amount of market discount the fund should recognize, when the fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

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Capital loss carryforward. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the fund retains or distributes such gains. If a fund incurs or has incurred net capital in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years; any such carryforward losses will retain their character as short-term or long-term. If the fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset long-term capital gains. The fund must use any post 2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. The amounts and expiration dates, if any, of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in Part I of this SAI or incorporated by reference into this SAI.

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Foreign taxes. If more than 50% of the fund’s assets at year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. A qualified fund of funds also may elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying fund that itself elected to pass through such taxes to shareholders (see “Funds of funds” above). In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the fund were eligible to make such an election for a given year, it may determine not to do so. However, even if the fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.

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Passive Foreign Investment Companies. Investment by the fund in “passive foreign investment companies” (“PFICs”) could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on the proceeds from the sale of its investment in such a company. This tax cannot be eliminated by making distributions to fund shareholders; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a “qualified electing fund.” The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed by the fund to avoid taxation. Making either of these elections therefore may require the fund to liquidate other investments to meet its distribution requirement, which may also accelerate the recognition of gain and affect the fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” If the fund indirectly invests in PFICs by virtue of the fund’s investments in other funds, it may not make such PFIC elections; rather, the underlying funds directly investing in the PFICs would decide whether to make such elections.

Because it is not always possible to identify a foreign corporation as a PFIC, the fund may incur tax and interest charges in some instances.

A “passive foreign investment company” is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Foreign currency-denominated securities and related hedging transactions. The fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the fund to offset income or gains earned in subsequent taxable years.

Sale or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss generally will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. This loss disallowance, however, does not apply with respect to redemptions of fund shares with a holding period beginning after December 22, 2010, if such fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis, and pays such dividends at least on a monthly basis. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

January 31, 2013	II-67

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Cost basis reporting. Upon the redemption or exchange of a shareholder’s shares in the fund, the fund, or, if such shareholder’s shares are then held through a financial intermediary, the financial intermediary, will be required to provide the shareholder and the IRS with cost basis and certain other related tax information about the fund shares the shareholder redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Shareholders can visit www.putnam.com/costbasis, or call the fund at 1-800-225-1581, or consult their financial representatives, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Shareholders should consult their tax advisors to determine which available cost basis method is best for them.

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Shares purchased through tax-qualified plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of the fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

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Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The back-up withholding tax rate is currently 28%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

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In order for a foreign investor to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a fund should consult their tax advisors in this regard.

Tax shelter reporting regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. shareholders. In general, dividends (other than Capital Gain Dividends or exempt-interest dividends) paid by the fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

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However, effective for taxable years of the fund beginning before January 1, 2014, the fund is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the

January 31, 2013	II-68

dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported by the fund (an “interest-related dividend”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly reported by the fund (a “short-term capital gain dividend”). The fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. These exemptions will expire for distributions with respect to taxable years of the fund beginning on or after January 1, 2014, unless Congress enacts legislation providing otherwise.

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The fact that the fund achieves its investment objectives by investing in underlying funds will generally not adversely affect the fund’s ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its underlying investments in the funds, except possibly to the extent that (1) interest-related dividends received by the fund are offset by deductions allocable to the fund’s qualified interest income or (2) short-term capital gain dividends received by the fund are offset by the fund’s net short- or long-term capital losses, in which case the amount of a distribution from the fund to a foreign shareholder that is properly reported as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds. If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the fund or on Capital Gain Dividends and, with respect to taxable years of the fund beginning before January 1, 2012, short-term capital gain dividends, unless (i) such gain or Capital Gain Dividend or short term capital gain dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend or short term capital gain dividend and certain other conditions are met.

Other reporting and withholding requirements. Rules enacted in March 2010 known as the “Foreign Account Tax Compliance Act” (FATCA) require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments of U.S. source income (“withholdable payments”); this withholding tax will be phased in beginning with certain withholdable payments made on January 1, 2014. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends or interest and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest.

The IRS has issued preliminary guidance with respect to these rules; this guidance is potentially subject to material change. Pursuant to this guidance, distributions (other than exempt-interest dividends) made by the fund to a shareholder subject to the phase in noted above, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to foreign persons described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends (if such

January 31, 2013	II-69

treatment is extended), as described above), will be withholdable payments subject to withholding. Payments to shareholders will generally not be subject to withholding, so long as such shareholders provide the fund with such certifications, waivers or other documentation as the fund requires to comply with these rules, including, to the extent required, with regard to their direct and indirect owners. In general, it is expected that a shareholder that is a U.S. person or non-U.S. individual will be able to avoid being withheld upon by timely providing the fund with a valid IRS Form W-9 or W-8, respectively. Subject to any applicable intergovernmental agreement, payments to a shareholder that is a “foreign financial institution” (as defined under these rules) will generally be subject to withholding unless such shareholder (i)(a) enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect U.S. investors or accounts, or (b) qualifies for an exception from entering into such an agreement and (ii) provides the fund with appropriate certifications or other documentation concerning its status.

The fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, including current or future Treasury regulations or IRS guidance issued thereunder, in each case as modified by any applicable intergovernmental agreements between the United States and a non-U.S. government to implement FATCA and improve international tax compliance.

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation. Persons investing in the fund through an intermediary should contact their intermediary regarding the application of this reporting and withholding regime to their investments in the fund.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

MANAGEMENT

Trustees

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Liaquat Ahamed (Born	Author; won Pulitzer	Trustee of the Brookings Institution and Chair of its
1952), Trustee since 2012	Prize for Lords of	Investment Committee. Mr. Ahamed is also a
	Finance: The Bankers	director of the Rohatyn Group, an emerging-market
	Who Broke the World.	fund complex that manages money for institutions.
	Director of Aspen	Mr. Ahamed has 25 years experience in the
	Insurance Co., a New	management of fixed income portfolios and was
	York Stock Exchange	previously the Chief Executive Officer of Fischer
	company and Chair of	Francis Trees & Watts, Inc., a fixed-income
	the Aspen Board’s	investment management subsidiary of BNP Paribas.
	Investment Committee.	Mr. Ahamed holds a B.A. in economics from Trinity
College, Cambridge University and an M.A. in
economics from Harvard University.

January 31, 2013	II-70

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Ravi Akhoury (Born 1947),	Advisor to New York	Director of RAGE Frameworks, Inc. and English
Trustee since 2009	Life Insurance Company.	Helper, Inc. (each a private software company). Mr.
	Served as Chairman and	Akhoury previously served as Director of Jacob
	CEO of MacKay Shields	Ballas Capital India (a non-banking finance company
	(a multi-product	focused on private equity advisory services) and a
	investment management	member of its Compensation Committee. He also
	firm with AUM over $40	served as Director and on the Compensation
	billion) from 1992 to	Committee of MaxIndia/New York Life Insurance
	2007.	Company in India. Mr. Akhoury is also a Trustee of
the Rubin Museum, serving on the Investment
Committee, and of American India Foundation. Mr.
Akhoury is a former Vice President and Investment
Policy Committee member of Fischer, Francis, Trees
and Watts (a fixed-income portfolio management
firm). He previously served on the Board of Bharti
Telecom (an Indian telecommunications company)
and was a member of its Audit and Compensation
Committees. He also served on the Board of
Thompson Press (a publishing company) and was a
member of its Audit Committee. Mr. Akhoury
graduated from the Indian Institute of Technology
with a BS in Engineering and obtained an MS in
Quantitative Methods from SUNY at Stony Brook.

Barbara M. Baumann (Born	President of Cross Creek	Director of SM Energy Company (a publicly held
1955), Trustee since 2010	Energy Corporation, a	U.S. exploration and production company) and UNS
	strategic consultant to	Energy Corporation (a publicly held electric utility in
	domestic energy firms	Arizona). She is a Trustee of Mount Holyoke
	and direct investor in	College. She is a former Chair of the Board, and a
	energy projects.	current Board member, of Girls Inc. of Metro
Denver, and serves on the Finance Committee of The
Children’s Hospital of Colorado, as well as the
Investment Committee of the Denver Foundation).
Prior to May 2012, Ms. Baumann was a Director of
CVR Energy, Inc. (a publicly held petroleum refiner
and fertilizer manufacturer). Prior to 2003, She was
Executive Vice President of Associated Energy
Managers, LLC (a domestic private equity firm).
From 1981 until 2000 she held a variety of financial
and operational management positions with the
global energy company Amoco Corporation and its
successor, BP. Ms. Baumann holds a B.A. from
Mount Holyoke College and an MBA from The
Wharton School of the University of Pennsylvania.

January 31, 2013	II-71

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Jameson A. Baxter (Born	President of Baxter	Chairman of the Mutual Fund Directors Forum;
1943), Trustee since 1994,	Associates, Inc., (a	Director of the Adirondack Land Trust; and Trustee
Vice Chair from 2005 to 2011	private investment firm).	of the The Nature Conservancy’s Adirondack
and Chair since 2011		Chapter. Until 2011, Ms. Baxter was a Director of
ASHTA Chemicals Inc. Until 2007, Ms. Baxter was
a Director of Banta Corporation (a printing and
supply chain management company), Ryerson, Inc.
(a metals service company) and Advocate Health
Care. She has also served as a director on a number
of other boards including BoardSource (formerly the
National Center for Nonprofit Boards), Intermatic
Corporation (a manufacturer of energy control
products) and MB Financial. She is Chairman
Emeritus of the Board of Trustees, Mount Holyoke
College. Ms. Baxter is also a graduate of Mount
Holyoke College.

Charles B. Curtis (Born	Senior Advisor to the	Member of the Council on Foreign Relations and the
1940), Trustee since 2001	Center for Strategic and	U.S. State Department International Security
	International Studies.	Advisory Board. Mr. Curtis is Chairman of the
	Previously, President and	World Institute for Nuclear Security, a non profit
	Chief Operating Officer,	international non governmental organization
	Nuclear Threat Initiative	headquartered in Vienna, Austria. Mr. Curtis also
	(a private foundation	serves as a Director of Southern California Edison (a
	dealing with national	regulated electric utility) and its parent company,
	security issues).	Edison International. Until 2006, Mr. Curtis served
as a member of the Trustee Advisory Council of the
Applied Physics Laboratory, Johns Hopkins
University. Mr. Curtis is an attorney with over 15
years in private practice and 19 years in various
positions in public service, including service at the
Department of Treasury, the U.S. House of
Representatives, the Securities and Exchange
Commission, the Federal Energy Regulatory
Commission and the Department of Energy.

Robert J. Darretta (Born	Mr. Darretta serves as a	Until April, 2007, Mr. Darretta was Vice Chairman
1946), Trustee since 2007	director of the United	of the Board of Directors of Johnson & Johnson (a
	Health Group and as the	diversified health care conglomerate). Mr. Darretta
	Health Care Industry	received a B.S. in Economics from Villanova
	Advisor to Permira, (a	University.
global private equity
firm). Prior to 2007, Mr.
Darretta was the Chief
Financial Officer of
Johnson & Johnson.

January 31, 2013	II-72

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Katinka Domotorffy (Born	Voting member of the	Vice Chair of Reach Out and Read of Greater New
1975), Trustee since 2012	Investment Committee	York, an organization dedicated to promoting
	of the Anne Ray	childhood literacy. Ms. Domotorffy holds a BSc in
	Charitable Trust, part of	Economics from the University of Pennsylvania and
	the Margaret A. Cargill	an MSc in Accounting and Finance from the London
	Philanthropies. Prior to	School of Economics.
2012, Ms. Domotorffy
was Partner, Chief
Investment Officer, and
Global Head of
Quantitative Investment
Strategies at Goldman
Sachs Asset
Management

John A. Hill (Born 1942),	Vice Chairman, First	Director of Devon Energy Corporation and various
Trustee since 1985 and	Reserve Corporation (a	private companies owned by First Reserve
Chairman from 2000 to 2011	private equity buyout	Corporation. He is also Chairman of The Board of
	firm that specializes in	Trustees of Sarah Lawrence College and a member
	energy investments in the	of the Advisory Board of the Millstein Center for
	diversified world-wide	Corporate Governance and Performance at the Yale
	energy industry).	School of Management. Mr. Hill received a B.A in
Economics from Southern Methodist University and
pursued graduate studies as a Woodrow Wilson
Fellow.

Paul L. Joskow (Born 1947),	President of the Alfred P.	Trustee of Yale University; a Director of
Trustee since 1997	Sloan Foundation (a	TransCanada Corporation (an energy company
	philanthropic institution	focused on natural gas transmission, oil pipelines,
	focused primarily on	and power services) and of Exelon Corporation (an
	research and education	energy company focused on power services); and a
	on issues related to	Member of the Board of Overseers of the Boston
	science, technology and	Symphony Orchestra. Prior to August 2007, he
	economic performance).	served as a Director of National Grid (a U.K.-based
	He is the Elizabeth and	holding company with interests in electric and gas
	James Killian Professor	transmission and distribution and
	of Economics, Emeritus	telecommunications infrastructure). Prior to July,
	at the Massachusetts	2006, he served as President of the Yale University
	Institute of Technology	Council. Prior to February 2005, he served on the
	(“MIT”).	board of the Whitehead Institute for Biomedical
	Prior to 2007, he was the	Research (a non-profit research institution). Prior to
	Director of the Center for	February 2002, he was a Director of State Farm
	Energy and	Indemnity Company (an automobile insurance
	Environmental Policy	company), and prior to March 2000, he was a
	Research at MIT.	Director of New England Electric System (a public
utility holding company). Dr. Joskow holds a Ph.D.
and a M.Phil. from Yale University and a B.A. from
Cornell University.

January 31, 2013	II-73

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Elizabeth T. Kennan	Partner in	Dr. Kennan served as Chairman and is now Lead
(Born 1938), Trustee from	Cambus-Kenneth Farm	Director of Northeast Utilities. She is a Trustee of the
1992-2010, and since 2012	(thoroughbred horse	National Trust for Historic Preservation and of
	breeding and general	Centre College, and Chairman of the Board of
	farming). She is	Trustees of Shaker Village of Pleasant Hill. From
	President Emeritus of	1992 to 2010, Dr. Kennan served as a Trustee on the
	Mount Holyoke College.	Board of the Putnam Funds, which she then rejoined
as a Trustee in 2012. Until 2006, she was a member
of The Trustees of Reservations. Prior to June 2005,
she was a Director of Talbots, Inc., and she has
served as Director on a number of other boards,
including Bell Atlantic, Chastain Real Estate,
Shawmut Bank, Berkshire Life Insurance, and
Kentucky Home Life Insurance. Dr. Kennan has also
served as President of Five Colleges Incorporated
and as a Trustee of the University of Notre Dame,
and is active in various educational and civic
associations. Prior to 2001, Dr. Kennan served on the
oversight committee of the Folger Shakespeare
Library.

As a member of the faculty of Catholic University for
twelve years, until 1978, Dr. Kennan directed the
post-doctoral program in Patristic and Medieval
Studies, taught history, and published numerous
articles and two books. Dr. Kennan holds a Ph.D.
from the University of Washington in Seattle, an
M.A. from Oxford University, and an A.B. from
Mount Holyoke College. She holds several honorary
doctorates.

January 31, 2013	II-74

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Kenneth R. Leibler (Born	A founder and former	Until November 2010, Mr. Leibler was a Director of
1949), Trustee since 2006	Chairman of the Boston	Ruder Finn Group (a global communications and
	Options Exchange (an	advertising firm). Prior to December 2006, Mr.
	electronic market place	Leibler served as a Director of the Optimum Funds
	for the trading of listed	Group. Prior to October 2006, he served as a Director
	derivatives securities).	of ISO New England (the organization responsible
	He currently serves as	for the operation of the electric generation system in
	Vice Chairman of the	the New England states). Prior to 2000, he was a
	Board of Trustees of	Director of the Investment Company Institute in
	Beth Israel Deaconess	Washington, D.C. Prior to January 2005 Mr. Leibler
	Hospital in Boston and as	served as Chairman and Chief Executive Officer of
	a Director of Northeast	the Boston Stock Exchange. Prior to January 2000,
	Utilities, which operates	he served as President and Chief Executive Officer of
	New England’s largest	Liberty Financial Companies (a publicly traded
	energy delivery system.	diversified asset management organization). Prior to
June 1990, he served as President and Chief
Operating Officer of the American Stock Exchange
(AMEX). Prior to serving as AMEX President, he
held the position of Chief Financial Officer, and
headed its management and marketing operations.
Mr. Leibler graduated with a B.A in Economics from
Syracuse University.

Robert E. Patterson (Born	Senior Partner of Cabot	Mr. Patterson is past Chairman and served as a
1945), Trustee since 1984	Properties, L.P. and	Trustee of the Joslin Diabetes Center. Prior to
	Co-Chairman of Cabot	December 2001, Mr. Patterson served as the
	Properties, Inc. (a private	President and as a Trustee of Cabot Industrial Trust
	equity firm investing in	(a publicly-traded real estate investment trust). He
	commercial real estate).	has also served as a Trustee of the Sea Education
Association. Prior to 1998, he was Executive Vice
President and Director of Acquisitions of Cabot
Partners Limited Partnership (a registered investment
adviser involved in institutional real estate
investments). Prior to 1990, he served as Executive
Vice President of Cabot & Forbes Realty Advisers,
Inc. (the predecessor company of Cabot Partners).
Mr. Patterson practiced law and held various
positions in state government, and was the founding
Executive Director of the Massachusetts Industrial
Finance Agency. Mr. Patterson is a graduate of
Harvard College and Harvard Law School.

January 31, 2013	II-75

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

George Putnam, III (Born	Chairman of New	Director of The Boston Family Office, LLC (a
1951), Trustee since 1984	Generation Research,	registered investment advisor), a Trustee of
	Inc. (a publisher of	Epiphany School and a Trustee of the Marine
	financial advisory and	Biological Laboratory. Until 2010, Mr. Putnam was a
	other research services)	Trustee of St. Mark’s School. Until 2006, Mr.
	and President of New	Putnam was a Trustee of Shore Country Day School.
	Generation Advisors,	Until 2002, he was a Trustee of the Sea Education
	LLC (a registered	Association. Mr. Putnam is a graduate of Harvard
	investment adviser to	College, Harvard Business School and Harvard Law
	private funds), which are	School.
firms he founded in
1986. Prior to June 2007,
Mr. Putnam was
President of the Putnam
Funds.

W. Thomas Stephens (Born	Prior to 2009, Mr.	Director of TransCanadaPipelines Ltd (an energy
1942), Trustee from	Stephens was Chairman	infrastructure company). Until 2010, Mr. Stephens
1997-2008, and since 2009	and Chief Executive	was a Director of Boise Inc. (a manufacturer of paper
	Officer of Boise	and packaging products). Until 2004, Mr. Stephens
	Cascade, LLC (a paper,	was a Director of Xcel Energy Incorporated (a public
	forest product and	utility company), Qwest Communications and
	timberland assets	Norske Canada, Inc. (a paper manufacturer). Until
	company).	2003, Mr. Stephens was a Director of Mail-Well, Inc.
(a diversified printing company). Prior to July 2001,
Mr. Stephens was Chairman of Mail-Well. Mr.
Stephens holds B.S. and M.S. degrees from the
University of Arkansas.

Interested Trustees

*Robert L. Reynolds (Born	President and Chief	Director of several not-for-profit boards, including
1952), Trustee since 2008	Executive Officer of	West Virginia University Foundation, the Concord
	Putnam Investments.	Museum, Dana-Farber Cancer Institute, and Boston
	Member of Putnam	Chamber of Commerce. He is a member of the Chief
	Investments’ Board of	Executives Club of Boston, the National
	Directors. Prior to	Innovation Initiative, and the Council on
	joining Putnam	Competitiveness, and he is a former President of the
	Investments in 2008, Mr.	Commercial Club of Boston. Prior to 2008, he
	Reynolds was Vice	served as a Director of FMR Corporation, Fidelity
	Chairman and Chief	Investments Insurance Ltd., Fidelity Investments
	Operating Officer of	Canada Ltd., and Fidelity Management Trust
	Fidelity Investments	Company and as a Trustee of the Fidelity Family of
	from 2000 to 2007.	Funds. Mr. Reynolds received a B.S. in
Administration & Finance from West Virginia
University.

January 31, 2013	II-76

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1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of December 31, 2012, there were 109 Putnam Funds.

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2 Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, death or removal.

*Trustee who is an “interested person” (as defined in the 1940 Act) of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds.

Trustee Qualifications

Each of the fund’s Trustees, with the exception of Ms. Baumann, was most recently elected by shareholders of the fund during 2009, although most of the Trustees have served on the board for many years. Ms. Baumann was elected to the Board of Trustees by the Independent Trustees effective July 1, 2010. Dr. Kennan, who retired from the Board of Trustees of the Putnam funds on June 30, 2010, was re-appointed to the Board of Trustees by the Independent Trustees effective January 1, 2012. The Board Policy and Nominating Committee is responsible for recommending proposed nominees for election to the full Board of Trustees for its approval. As part of its deliberative process, the Committee considers the experience, qualifications, attributes and skills that it determines would benefit the Putnam funds at the time.

In recommending the election of the current board members as Trustees, the Committee generally considered the educational, business and professional experience of each Trustee in determining his or her qualifications to serve as a Trustee of the fund, including the Trustee's record of service as a director or trustee of public and private organizations. (This included, but was not limited to, consideration of the specific experience noted in the preceding table.) In the case of most members of the board, the Committee considered his or her previous service as a member of the Board of Trustees of the Putnam funds, which demonstrated a high level of diligence and commitment to the interests of fund shareholders and an ability to work effectively and collegially with other members of the board.

The Committee also considered, among other factors, the particular attributes described below with respect to the various individual Trustees and considered the attributes as indicative of the person’s ability to deal effectively with the types of financial, regulatory, and/or investment matters that typically arise in the course of a Trustee’s work:

Liaquat Ahamed -- Mr. Ahamed’s experience as chief executive officer of a major investment management organization and as head of the investment division at the World Bank, as well as his experience as an author of economic literature.

Ravi Akhoury -- Mr. Akhoury's experience as chairman and chief executive officer of a major investment management organization.

Barbara M. Baumann -- Ms. Baumann’s experience in the energy industry as a consultant, an investor, and in both financial and operational management positions at a global energy company, and her service as a director of two NYSE companies.

Jameson A. Baxter -- Ms. Baxter's experience in corporate finance acquired in the course of her career at a major investment bank, her experience as a director and audit committee chair of two NYSE companies and her role as Chairman of the Mutual Fund Directors Forum.

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Charles B. Curtis -- Mr. Curtis' experience in public and regulatory policy matters relating to energy and finance acquired in the course of his service in various senior positions in government and on numerous boards of public and private organizations.

Robert J. Darretta -- Mr. Darretta's experience as the Chief Financial Officer and Vice Chairman of the Board of a major NYSE health products company.

Katinka Domotorffy -- Ms. Domotorffy’s experience as Chief Investment Officer and Global Head of Quantitative Investment Strategies at a major asset management organization.

John A. Hill -- Mr. Hill's experience as founder and chairman of a major open-end mutual fund and as a founder and lead managing partner of one of the largest private equity firms in the U.S.

Paul L. Joskow -- Dr. Joskow's education and experience as a professional economist familiar with financial economics and related issues and his service on multiple for-profit boards.

Elizabeth T. Kennan -- Dr. Kennan’s experience as a director of numerous public companies and her service for many years as President of Mount Holyoke College.

Kenneth R. Leibler -- Mr. Leibler's extensive experience in the financial services industry, including as CEO of a major asset management organization, and his service as a director of various public and private companies.

Robert E. Patterson -- Mr. Patterson’s training and experience as an attorney and his experience as president of a NYSE company.

George Putnam, III -- Mr. Putnam’s training and experience as an attorney, his experience as the founder and chief executive officer of an investment management firm and his experience as an author of various publications on the subject of investments.

W. Thomas Stephens -- Mr. Stephens' extensive business experience, including his service as Chief Executive Officer of four public companies, as non-executive chairman of two public companies and as a director of numerous other public companies.

Interested Trustee

Robert L. Reynolds -- Mr. Reynolds’ extensive experience as a senior executive of one of the largest mutual fund organizations in the U.S. and his current role as the Chief Executive Officer of Putnam Investments.

Officers

In addition to Robert L. Reynolds, the fund’s President, the other officers of the fund are shown below. All of the officers of your fund are employees of Putnam Management or its affiliates or are members of the Trustees’ independent administrative staff.

Name, Address[1] , Year of Birth,	Length of Service with	Principal Occupation(s) During Past 5 Years and
Position(s) Held with Fund	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Distributor[3]

Jonathan S. Horwitz[4] (Born 1955)	Since 2004	Executive Vice President, Principal Executive
Executive Vice President, Principal		Officer and Compliance Liaison, The Putnam Funds.
Executive Officer, and Compliance
Liaison

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Name, Address[1] , Year of Birth,	Length of Service with	Principal Occupation(s) During Past 5 Years and
Position(s) Held with Fund	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Distributor[3]

Steven D. Krichmar (Born 1958)	Since 2002	Chief of Operations, Putnam Investments and
Vice President and Principal Financial		Putnam Management.
Officer

Robert T. Burns (Born 1961)	Since 2011	General Counsel, Putnam Investments, Putnam
Vice President and Chief Legal		Management and Putnam Retail Management.
Officer

Robert R. Leveille (Born 1969)	Since 2007	Chief Compliance Officer, Putnam Investments,
Vice President and Chief Compliance		Putnam Management and Putnam Retail
Officer		Management.

Michael J. Higgins[4] (Born 1976)	Since 2010	Manager of Finance, Dunkin’ Brands (2008-2010);
Vice President and Treasurer		Senior Financial Analyst, Old Mutual Asset
Management (2007-2008); Senior Financial Analyst,
Putnam Investments (1999-2007).

Janet C. Smith (Born 1965)	Since 2007	Director of Fund Administration Services, Putnam
Vice President, Principal Accounting		Investments and Putnam Management.
Officer, and Assistant Treasurer

Susan G. Malloy (Born 1957)	Since 2007	Director of Accounting and Control Services, Putnam
Vice President and Assistant		Management.
Treasurer

James P. Pappas (Born 1953) Vice	Since 2004	Director of Trustee Relations, Putnam Investments
President		and Putnam Management.

Mark C. Trenchard (Born 1962)	Since 2002	Director of Operational Compliance, Putnam
Vice President and BSA Compliance		Investments, Putnam Retail Management
Officer

Judith Cohen[4] (Born 1945)	Since 1993	Vice President, Clerk and Associate Treasurer, The
Vice President, Clerk, and Associate		Putnam Funds.
Treasurer

Nancy E. Florek[4] (Born 1957)	Since 2000	Vice President, Proxy Manager, Assistant Clerk and
Vice President, Proxy Manager,		Associate Treasurer, The Putnam Funds.
Assistant Clerk, and Associate
Treasurer

1The address of each Officer is One Post Office Square, Boston, MA 02109.

2Each officer serves for an indefinite term, until his or her resignation, retirement, death or removal.

3Prior positions and/or officer appointments with the fund or the fund’s investment adviser and distributor have been omitted.

4Officers of the fund indicated are members of the Trustees’ independent administrative staff. Compensation for these individuals is fixed by the Trustees and reimbursed to Putnam Management by the funds.

Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

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Leadership Structure and Standing Committees of the Board of Trustees

For details regarding the number of times the standing committees of the Board of Trustees met during a fund's last fiscal year, see "Trustee responsibilities and fees" in Part I of this SAI.

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Board Leadership Structure. Currently, 14 of the 15 Trustees of your fund are Independent Trustees, meaning that they are not considered "interested persons" of your fund or its investment manager. These Independent Trustees must vote separately to approve all financial arrangements and other agreements with your fund’s investment manager and other affiliated parties. The role of the Independent Trustees has been characterized as that of a “watchdog” charged with oversight to protect shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. Your fund’s Independent Trustees meet regularly as a group in executive session. An Independent Trustee currently serves as chair of the Board.

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Taking into account the number, the diversity and the complexity of the funds overseen by the Board and the aggregate amount of assets under management, your fund’s Trustees have determined that the efficient conduct of the Board's affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. Certain committees (the Executive Committee, Distributions Committee, and Audit and Compliance Committee) are authorized to act for the Trustees as specified in their charters. The other committees review and evaluate matters specified in their charters and make recommendations to the Trustees as they deem appropriate. Each committee may utilize the resources of your fund’s independent staff, counsel and auditors as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Trustees or otherwise. The membership and chair of each committee are appointed by the Trustees upon recommendation of the Board Policy and Nominating Committee. Each committee is chaired by an Independent Trustee and, except as noted below, the membership and chairs of each committee consist exclusively of Independent Trustees.

The Trustees have determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of the fund's affairs. While risk management is the primary responsibility of the fund's investment manager, the Trustees regularly receive reports regarding investment risks and compliance risks. The Board's committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the funds and to discuss with the fund's investment manager how it monitors and controls such risks.

Audit and Compliance Committee. The Audit and Compliance Committee provides oversight on matters relating to the preparation of the funds’ financial statements, compliance matters, internal audit functions, and Codes of Ethics issues. This oversight is discharged by regularly meeting with management and the funds’ independent auditors and keeping current on industry developments. Duties of this Committee also include the review and evaluation of all matters and relationships pertaining to the funds’ independent auditors, including their independence. The members of the Committee include only Trustees who are not “interested persons” of the funds or Putnam Management. Each member of the Committee also is “independent,” as that term is interpreted for purposes of Rule 10A-3(b)(1) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the listing standards of the NYSE. The Board of Trustees has adopted a written charter for the Committee, a current copy of which is available at Putnam.com/individual. The Committee currently consists of Messrs. Leibler (Chairperson), Curtis, Darretta and Hill, and Ms. Baumann.

Board Policy and Nominating Committee. The Board Policy and Nominating Committee reviews matters pertaining to the operations of the Board of Trustees and its Committees, the compensation of the Trustees and their staff, and the conduct of legal affairs for the funds. The Committee evaluates and recommends all candidates for election as Trustees and recommends the appointment of members and chairs of each board

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committee. The Committee will consider nominees for Trustee recommended by shareholders of a fund provided that such recommendations are submitted by the date disclosed in the fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the Exchange Act. The Committee also reviews policy matters affecting the operation of the Board and its independent staff. In addition, the Committee oversees the voting of proxies associated with portfolio investments of the funds with the goal of ensuring that these proxies are voted in the best interest of the funds’ shareholders. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee generally believes that the Board benefits from diversity of background, experience and views among its members, and considers this as a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Committee is composed entirely of Trustees who are not “interested persons” of the funds or Putnam Management and currently consists of Messrs. Hill (Chairperson), Curtis, Patterson and Putnam, Dr. Kennan and Ms. Baxter.

Brokerage Committee. The Brokerage Committee reviews the funds' policies regarding the execution of portfolio trades and Putnam Management's practices and procedures relating to the implementation of those policies. The Committee reviews periodic reports on the cost and quality of execution of portfolio transactions and the extent to which brokerage commissions have been used (i) by Putnam Management to obtain brokerage and research services generally useful to it in managing the portfolios of the funds and of its other clients, and (ii) by the funds to pay for certain fund expenses. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Drs. Joskow (Chairperson) and Kennan, Ms. Baxter, and Messrs. Akhoury, Patterson, Putnam and Stephens.

Contract Committee. The Contract Committee reviews and evaluates at least annually all arrangements pertaining to (i) the engagement of Putnam Management and its affiliates to provide services to the funds, (ii) the expenditure of the funds' assets for distribution purposes pursuant to Distribution Plans of the funds, and (iii) the engagement of other persons to provide material services to the funds, including in particular those instances where the cost of services is shared between the funds and Putnam Management and its affiliates or where Putnam Management or its affiliates have a material interest. The Committee also reviews the proposed organization of new fund products, proposed structural changes to existing funds and matters relating to closed-end funds. The Committee reports and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Mr. Patterson (Chairperson), Ms. Baxter, Drs. Joskow and Kennan, and Messrs. Akhoury, Putnam and Stephens.

Distributions Committee. The Distributions Committee oversees all dividends and distributions by the funds. The Committee makes recommendations to the Trustees of the funds regarding the amount and timing of distributions paid by the funds, and determines such matters when the Trustees are not in session. The Committee also oversees the policies and procedures pursuant to which Putnam Management prepares recommendations for distributions, and meets regularly with representatives of Putnam Management to review the implementation of these policies and procedures. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Ms. Baumann (Chairperson), and Messrs. Curtis, Darretta, Hill and Leibler.

Executive Committee. The functions of the Executive Committee are twofold. The first is to ensure that the funds’ business may be conducted at times when it is not feasible to convene a meeting of the Trustees or for the Trustees to act by written consent. The Committee may exercise any or all of the power and authority of the Trustees when the Trustees are not in session. The second is to establish annual and ongoing goals, objectives and priorities for the Board of Trustees and to ensure coordination of all efforts between the Trustees and Putnam Management on behalf of the shareholders of the funds. The Committee currently consists of Ms. Baxter (Chairperson), and Messrs. Hill, Liebler, Patterson and Putnam.

Investment Oversight Committees. The Investment Oversight Committees regularly meet with investment personnel of Putnam Management to review the investment performance and strategies of the funds in light of

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their stated investment objectives and policies. The Committees seek to identify any compliance issues that are unique to the applicable categories of funds and work with the appropriate Board committees to ensure that any such issues are properly addressed. Investment Oversight Committee A currently consists of Messrs. Akhoury (Chairperson), Darretta, Hill, Patterson and Reynolds, Dr. Kennan and Ms. Baxter. Investment Oversight Committee B currently consists of Messrs. Putnam (Chairperson), Curtis, Leibler and Stephens, Dr. Joskow, and Ms. Baumann.

Pricing Committee. The Pricing Committee oversees the valuation of assets of the Putnam funds and reviews the funds’ policies and procedures for achieving accurate and timely pricing of fund shares. The Committee also oversees implementation of these policies, including fair value determinations of individual securities made by Putnam Management or other designated agents of the funds. The Committee also oversees compliance by money market funds with Rule 2a-7 of the 1940 Act and the correction of occasional pricing errors. The Committee also reviews matters related to the liquidity of portfolio holdings. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Messrs. Darretta (Chairperson), Curtis, Hill and Leibler, and Ms. Baumann.

Indemnification of Trustees

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

For details of Trustees’ fees paid by the fund and information concerning retirement guidelines for the Trustees, see “Charges and expenses” in Part I of this SAI.

Putnam Management and its Affiliates

Putnam Management is one of America’s oldest and largest money management firms. Putnam Management’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937.

Putnam Management is a subsidiary of Putnam Investments, of which a majority is owned through a series of subsidiaries by Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company, of which the Honorable Paul Desmarais, Sr., through a group of private holding companies which he controls, has voting control.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Putnam Investments or its parent companies will benefit from the advisory fees, sales commissions, distribution fees and transfer agency fees paid or allowed by the fund.

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The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund’s net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund’s portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers that furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management’s compensation under the Management Contract, see “Charges and expenses” in Part I of this SAI. Putnam Management’s compensation under the Management Contract may be reduced in any year if the fund’s expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term “expenses” is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

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Fund-specific expense limitation. Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund’s expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. For the purpose of determining any such limitation on Putnam Management’s compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any such expense limitation specific to a particular fund are described in the prospectus and/or Part I of this SAI.

General expense limitation. Through at least June 30, 2013, Putnam Management will reimburse expenses or waive fees of the fund to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis, to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period.

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In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

The amount of this reimbursement for the fund’s most recent fiscal year is included in “Charges and expenses” in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Retail Management pays the cost of printing and distributing all other prospectuses.

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The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days’ written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Putnam Management has entered into a Master Sub-Accounting Services Agreement with State Street Bank and Trust Company ("State Street"), under which Putnam Management has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund. Putnam Management pays State Street a fee, monthly, based on a combination of fixed annual charges and charges based on the fund's assets and the number and types of securities held by the fund, and reimburses State Street for certain out-of-pocket expenses.

The Sub-Manager

If so disclosed in the fund’s prospectus, PIL, an affiliate of Putnam Management, has been retained as the sub-manager for a portion of the assets of the fund, as determined by Putnam Management from time to time, pursuant to a sub-management agreement between Putnam Management and PIL. Under the terms of the sub-management contract, PIL, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PIL from time to time by Putnam Management and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management. Putnam Management may also, at its discretion, request PIL to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers. PIL, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties.

The sub-management contract provides that PIL shall not be subject to any liability to Putnam Management, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PIL.

The sub-management contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PIL or Putnam Management, on 30 days’ written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

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The Sub-Adviser

If so disclosed in the fund’s prospectus, The Putnam Advisory Company, LLC (“PAC”), an affiliate of Putnam Management, has been retained as a sub-adviser for a portion of the assets of the fund, as determined from time to time by Putnam Management or, with respect to portions of a fund’s assets for which PIL acts as sub-manager as described above, by PIL pursuant to a sub-advisory contract among Putnam Management, PIL and PAC. Under certain terms of the sub-advisory contract, PAC, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PAC from time to time by Putnam Management or PIL, as applicable and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management or PIL, as the case may be. Putnam Management or PIL, as the case may be, may also, at its discretion, request PAC to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers.

PAC, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties. The sub-advisory contract provides that PAC shall not be subject to any liability to Putnam Management, PIL, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PAC.

The sub-advisory contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PAC, PIL or Putnam Management, on 30 days’ written notice. The sub-advisory contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-advisory contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Portfolio Transactions

Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund’s Portfolio Manager(s) may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “PORTFOLIO MANAGERS” “Other accounts managed” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

• The trading of other accounts could be used to benefit higher-fee accounts (front- running).

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• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management’s policies:

• Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

• All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

• All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

• Front running is strictly prohibited.

• The fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management’s investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic

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basis as part of Putnam Management’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on investment objectives or other factors, the Portfolio Manager(s) may give advice and make decisions for another account that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. For information on restrictions imposed on personal securities transactions of the fund’s Portfolio Manager(s), please see “- Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund.”

For information about other funds and accounts managed by the fund’s Portfolio Manager(s), please refer to “Who oversees and manages the fund(s)?” in the prospectus and “PORTFOLIO MANAGERS” “Other accounts managed” in Part I of the SAI.

Brokerage and research services.

Transactions on stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions may vary among different brokers. A particular broker may charge different commissions according to such factors as execution venue and exchange. Although the fund does not typically pay commissions for principal transactions in the over-the-counter markets, such as the markets for most fixed income securities and certain derivatives, an undisclosed amount of profit or “mark-up” is included in the price the fund pays. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. See "Charges and expenses" in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for broker-dealers that execute portfolio transactions for the clients of advisers of investment companies and other institutional investors to provide those advisers with brokerage and research services, as defined in Section 28(e) of the Exchange Act. Consistent with this practice, Putnam Management receives brokerage and research services from broker-dealers with which Putnam Management places the fund's portfolio transactions. The services that broker-dealers may

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provide to Putnam Management’s managers and analysts include, among others, brokerage and trading systems, economic analysis, investment research, industry and company reviews, statistical information, market data, evaluations of investments, recommendations as to the purchase and sale of investments and performance measurement services. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. Research services provided by broker-dealers are supplemental to Putnam Management’s own research efforts and relieve Putnam Management of expenses it might otherwise have borne in generating such research. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive brokerage and research services even though Putnam Management might otherwise be required to purchase some of these services for cash. Putnam Management may also use portfolio transactions to generate “soft dollar” credits to pay for “mixed-use” services (i.e., products or services that may be used both for investment- and non-investment-related purposes), but in such instances Putnam Management uses its own resources to pay for that portion of the mixed-use product or service that in its good-faith judgment does not relate to investment or brokerage purposes. Putnam Management may also allocate trades to generate soft dollar credits for third-party investment research reports and related fundamental research.

Putnam Management places all orders for the purchase and sale of portfolio investments for the funds, and buys and sells investments for the funds, through a substantial number of brokers and dealers. In selecting broker-dealers to execute the funds’ portfolio transactions, Putnam Management uses its best efforts to obtain for each fund the most favorable price and execution reasonably available under the circumstances, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution and in considering the overall reasonableness of the brokerage commissions paid, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, in no particular order of importance, and by way of illustration, price, the size and type of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

Putnam Management may cause the fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the Exchange Act and as described above) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission another broker-dealer would have charged for effecting that transaction. Putnam Management may also instruct an executing broker to “step out” a portion of the trades placed with a broker to other brokers that provide brokerage and research services to Putnam Management. Putnam Management's authority to cause the fund to pay any such greater commissions or to instruct a broker to “step out” a portion of a trade is subject to the requirements of applicable law and such policies as the Trustees may adopt from time to time. It is the position of the staff of the SEC that Section 28(e) of the Exchange Act does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Trustees of the funds have directed Putnam Management, subject to seeking most favorable pricing and execution, to use its best efforts to allocate a portion of overall fund trades to trading programs which generate commission credits to pay fund expenses such as shareholder servicing and custody charges. The extent of any commission credits generated for this purpose may vary significantly from time to time and from fund to fund depending on, among other things, the nature of each fund's trading activities and market conditions.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract. Putnam Management seeks to recapture for the fund

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soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Principal Underwriter

Putnam Retail Management, located at One Post Office Square, Boston, MA 02109, is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Retail Management is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See “Charges and expenses” in Part I of this SAI for information on sales charges and other payments received by Putnam Retail Management.

Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund

Employees of Putnam Management, PIL, PAC and Putnam Retail Management and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Putnam Management, PIL, PAC and Putnam Retail Management (the “Putnam Investments Code of Ethics”) and by the fund (the “Putnam Funds Code of Ethics”). The Putnam Investments Code of Ethics and the Putnam Funds Code of Ethics, in accordance with Rule 17j-1 of the 1940 Act, contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the fund.

The Putnam Investments Code of Ethics does not prohibit personnel from investing in securities that may be purchased or held by the fund. However, the Putnam Investments Code of Ethics, consistent with standards recommended by the Investment Company Institute’s Advisory Group on Personal Investing and requirements established by Rule 17j-1 and rules adopted under the Investment Advisers Act of 1940, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and requires the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Putnam Funds Code of Ethics incorporates and applies the restrictions of the Putnam Investments Code of Ethics to officers and Trustees of the fund who are affiliated with Putnam Investments. The Putnam Funds Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Putnam Funds Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy and sell certain securities and requiring them to submit reports of personal securities transactions under certain circumstances.

The fund’s Trustees, in compliance with Rule 17j-1, approved the Putnam Investments and the Putnam Funds Codes of Ethics and are required to approve any material changes to these Codes. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Codes of Ethics.

Investor Servicing Agent

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Putnam Investor Services, Inc., located at One Post Office Square, Boston, MA 02109, is the fund’s investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the fund. The fee paid to Putnam Investor Services with respect to assets attributable to class A, class B, class C, class M, class R, class T and class Y shares, subject to certain limitations, is based on a fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. The

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fee paid to Putnam Investor Services with respect to class R5 shares is based on an annual rate of 0.15% of each fund’s average assets attributable to class R5 shares, except that an annual rate of 0.12% of each fund’s average assets attributable to class R5 shares applies to Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam American Government Income Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Global Income Trust, Putnam Income Fund and Putnam Short Duration Income Fund. The fee paid to Putnam Investor Services with respect to class R6 shares is based on an annual rate of 0.05% of each fund’s average assets attributable to class R6 shares. Through at least June 30, 2013, investor servicing fees for each fund will not exceed an annual rate of 0.320% of the fund’s average assets.

Financial intermediaries (including brokers, dealers, banks, bank trust departments, registered investment advisers, financial planners, and retirement plan administrators) may own shares of the fund for the benefit of their customers in an omnibus account (including retirement plans). In these circumstances, the financial intermediaries or other third parties, rather than Putnam Investor Services, may provide some or all of the sub-accounting and similar record keeping services for their customers’ accounts. In recognition of these services, Putnam Investor Services may make payments to these financial intermediaries or other third parties. Payments may be based on the number of shareholders in an omnibus account or the assets or share class held in an account. Putnam Investor Services also makes payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts. These payments are described above under the headings “Distribution Plans – Additional Dealer Payments.”

Putnam Investor Services will pay its affiliate, FASCore, LLC up to 0.24% on the average value of the assets in Putnam-administered plans invested in the funds on an annual basis in consideration of sub-accounting, recordkeeping, retirement plan administration and other services being provided to participants in Putnam-administered retirement plans with respect to their investments in the funds. In addition to these payments, affiliates of Putnam Investor Services may make payments to FASCore, LLC and its affiliates of the types, and up to the amounts, described below under the headings “Distribution Plans - Additional Dealer Payments.”

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Custodian

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, is the fund’s custodian. State Street is responsible for safeguarding and controlling the fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the fund’s investments, serving as the fund’s foreign custody manager, providing reports on foreign securities depositaries, making payments covering the expenses of the fund and performing other administrative duties. State Street does not determine the investment policies of the fund or decide which securities the fund will buy or sell. State Street has a lien on the fund’s assets to secure charges and advances made by it. The fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The fund also has an offset arrangement that may reduce the fund’s custody fee based on the amount of cash maintained by its custodian.

Counsel to the Fund and the Independent Trustees

Ropes & Gray LLP serves as counsel to the fund and the independent Trustees, and is located at Prudential Tower 800 Boylston Street, Boston Massachusetts 02199.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the NYSE is open. Currently, the NYSE is closed Saturdays, Sundays and the following holidays: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day and Christmas Day. The fund determines net asset value as of the close of regular trading on

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the NYSE, normally 4:00 p.m. Eastern time. The net asset value per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

Assets of money market funds are valued at amortized cost pursuant to Rule 2a-7 of the 1940 Act. For other funds, securities and other assets (“Securities”) for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such Securities. Currently, prices for these Securities are determined using the last reported sale price (or official closing price for Securities listed on certain markets) or, if no sales are reported (as in the case of some Securities traded over-the-counter), the last reported bid price, except that certain Securities are valued at the mean between the last reported bid and ask prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other Securities are valued by Putnam Management or other parties at their fair value following procedures approved by the Trustees.

Reliable market quotations are not considered to be readily available for, among other Securities, long-term corporate bonds and notes, certain preferred stocks, Tax-exempt Securities, and certain foreign securities. These investments are valued at fair value, generally on the basis of valuations furnished by approved pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Other Securities, such as various types of options, are valued at fair value on the basis of valuations furnished by broker-dealers or other market intermediaries.

Putnam Management values all other Securities at fair value using its internal resources. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the Securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted Securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such Securities and any available analysts’ reports regarding the issuer. In the case of Securities that are restricted as to resale, Putnam Management determines fair value based on the inherent worth of the Security without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive feature.

Generally, trading in certain Securities (such as foreign securities) is substantially completed each day at various times before the close of the NYSE. The closing prices for these Securities in markets or on exchanges outside the U.S. that close before the close of the NYSE may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will vary, it is possible that fair value prices will be used by the fund to a significant extent. In addition, Securities held by some of the funds may be traded in foreign markets that are open for business on days that the fund is not, and the trading of such Securities on those days may have an impact on the value of a shareholder’s investment at a time when the shareholder cannot buy and sell shares of the fund.

Currency exchange rates used in valuing Securities are normally determined as of 4:00 p.m. Eastern time. Occasionally, events affecting such exchange rates may occur between the time of the determination of exchange rates and the close of the NYSE, which, in the absence of fair valuation, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the currency exchange rates occur during such period, then the exchange rates used in valuing affected Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees.

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In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain Securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected before the close of the NYSE. Occasionally, events affecting the value of such Securities may occur between the time of the determination of value and the close of the Exchange, which, in the absence of fair value prices, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the value of such Securities occur during such period, then these Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees. It is expected that any such instance would be very rare.

The fair value of Securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such Securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a Security at a given point in time and does not reflect an actual market price.

The fund may also value its Securities at fair value under other circumstances pursuant to procedures approved by the Trustees.

Money Market Funds

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Since the net income of a money market fund is declared as a dividend each time it is determined, the net asset value per share of a money market fund typically remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder’s investment in a money market fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder’s account on the last business day of each month. It is expected that a money market fund’s net income will normally be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a fund determined at any time is a negative amount, a money market fund may offset such amount allocable to each then shareholder’s account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder’s accrued dividends, a money market fund may reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a money market fund.

INVESTOR SERVICES

Shareholder Information

Each time shareholders buy or sell shares, a statement confirming the transaction and listing their current share balance will be made available for viewing electronically or delivered via mail. (Under certain investment plans, a statement may only be sent quarterly.) The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. To help shareholders take full advantage of their Putnam investment, publications covering many topics of interest to investors are available on our website or from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:00 a.m. and 8:00 p.m., Eastern-time, for more information, including account balances. Shareholders can also visit the Putnam website at http://www.putnam.com.

Your Investing Account

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The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through a defined contribution plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment, a shareholder may send checks to Putnam Investor Services, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Retail Management.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How do I sell or exchange fund shares?" in the prospectus. Putnam funds no longer issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued to enable more convenient maintenance of the account as a book-entry account.

Putnam Retail Management, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Retail Management, which may modify or terminate this service at any time.

The fund pays Putnam Investor Services' fees for maintaining Investing Accounts.

Checkwriting Privilege. For those funds that allow shareholders, as disclosed in the prospectus, to redeem shares by check, Putnam is currently waiving the minimum per-check amount stated in the prospectus.

Reinstatement Privilege

An investor who has redeemed shares of the fund may reinvest within 90 days of such redemption the proceeds of such redemption in shares of the same class of the fund, or may reinvest within 90 days of such redemption the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the exchange privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Retail Management receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Reinstatements into class B, class C or class M shares may be permitted even if the resulting purchase would otherwise be rejected for causing a shareholder’s investments in such class to exceed the applicable investment maximum. Shareholders will receive from Putnam Retail Management the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes.

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Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

Exchange Privilege

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued in the aggregate up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares. During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the telephone exchange privilege.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Retail Management or investment dealers having sales contracts with Putnam Retail Management. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services at 1-800-225-1581.

Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund. Exchanges from Putnam Money Market Fund, Putnam Tax Exempt Money Market Fund or Putnam Short Duration Income Fund into another Putnam fund may be subject to an initial sales charge.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis.

All exchanges are subject to applicable short-term trading fees and Putnam’s policies on excessive short-term trading, as set forth in the Fund’s Prospectus. In addition, trustees, sponsors and administrators of qualified plans that invest in the Fund may impose short-term trading fees whose terms may differ from those described in the Prospectus.

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Same-Fund Exchange Privilege. Class A shareholders who are eligible to purchase class Y, class R5 or class R6 shares may exchange their class A shares for class Y, class R5, or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and, in the case of class R5 and class R6 shares, the shares are available through the relevant retirement plan.

Class C shareholders who are eligible to purchase class Y shares may exchange their class C shares for class Y shares of the same fund, provided that the class C shares are no longer subject to a CDSC and class Y shares of such fund are offered to residents of the shareholder’s state.

Class R shareholders who are eligible to purchase class R5 or class R6 shares may exchange their class R shares for class R5 or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class R5 shareholders who are eligible to purchase class A, class R, class R6 or class Y shares may exchange their class R5 shares for class A, class R, class R6 or class Y shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class R6 shareholders who are eligible to purchase class A, class R, class R5 or class Y shares may exchange their class R6 shares for class A, class R, class R5 or class Y shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class Y shareholders who are eligible to purchase class A, class C, class R5 or class R6 shares may exchange their class Y shares for class A, class C, class R5 or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and, in the case of class R5 and class R6 shares, the shares are available through the relevant retirement plan. Class Y shareholders should be aware that the financial institution or intermediary through which they hold class Y shares may have the authority under its account or similar agreement to exchange class Y shares for class A or class C shares under certain circumstances, and none of the Putnam Funds, Putnam Retail Management or Putnam Investor Services are responsible for any actions taken by a shareholder’s financial institution or intermediary in this regard.

No sales charges or other charges will apply to a same-fund exchange. In addition, for federal income tax purposes, a same-fund exchange is not expected to result in the realization by the investor of a capital gain or loss.

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The same-fund exchange privilege may not be available for all accounts and may not be offered by all financial institutions or intermediaries through which a shareholder may hold shares. To exchange shares under the same-fund exchange privilege, please contact your investment dealer or Putnam Investor Services.

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Dividends PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

Shareholders of other Putnam funds may also use their distributions to purchase shares of the fund at net asset value.

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For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent composed of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

Plans Available to Shareholders

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Retail Management or Putnam Investor Services may modify or cease offering these plans at any time.

Systematic Withdrawal Plan ("SWP"). An investor who owns or buys shares of the fund valued at $5,000 or more at the current public offering price may open a SWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Retail Management or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

Tax-favored plans. (Not offered by funds investing primarily in Tax-exempt Securities.) Investors may purchase shares of the fund through the following Tax Qualified Retirement Plans, available to qualified individuals or organizations:

Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and Individual Retirement Account Plans (IRAs), including simple IRAs, Roth IRAs, SEP IRAs; and Coverdell Education savings plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Retail Management. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Investor Services at 1-866-207-7261.

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Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974, or otherwise, is recommended.

Automatic Rebalancing Arrangements. Putnam Retail Management or Putnam Investor Services may enter into arrangements with certain dealers which provide for automatic periodic rebalancing of shareholders’ accounts in Putnam funds. For more information about these arrangements, please contact Putnam Retail Management or Putnam Investor Services.

SIGNATURE GUARANTEES

Requests to redeem shares having a net asset value of $100,000 or more, or to transfer shares or make redemption proceeds payable to anyone other than the registered account owners, must be signed by all registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is authorized and acceptable under and conforms with Putnam Investor Services’ signature guarantee procedures. A copy of such procedures is available upon request. In certain situations, for example, if you want your redemption proceeds sent to an address other than your address as it appears on Putnam’s records, you may also need to provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services at 1-800-225-1581 for more information on Putnam’s signature guarantee and documentation requirements.

REDEMPTIONS

Suspension of redemptions. The fund may not suspend shareholders’ right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

In-kind redemptions. With the consent of a redeeming shareholder (or, with respect to certain funds as indicated in the prospectus, in Putnam’s discretion), the fund will consider satisfying all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions). Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming investor. For information regarding procedures for in-kind redemptions, please contact Putnam Retail Management.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances appears to be remote.

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DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Putnam funds have adopted policies with respect to the disclosure of the fund’s portfolio holdings by the fund, Putnam Management, or their affiliates. These policies provide that information about the fund’s portfolio generally may not be released to any party prior to (i) the day after the posting of such information on the Putnam Investments website, (ii) the filing of the information with the SEC in a required filing, or (iii) the dissemination of such information to all shareholders simultaneously. Certain limited exceptions pursuant to the fund’s policies are described below. The Trustees will periodically receive reports from the fund’s Chief Compliance Officer regarding the operation of these policies and procedures, including any arrangements to make non-public disclosures of the fund’s portfolio information to third parties. Putnam Management and its affiliates are not permitted to receive compensation or other consideration in connection with disclosing information about the fund’s portfolio holdings to third parties.

Public Disclosures

The fund’s portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Putnam Investments website. The fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the fund’s fiscal year). In addition, money market funds file monthly reports of portfolio holdings on form N-MFP (with respect to the prior month). Shareholders may obtain the Form N-CSR, N-MFP and N-Q filings on the SEC’s website at http://www.sec.gov. In addition, Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Form N-CSR and N-Q filings are available upon filing and form N-MFP filings are available 60 days after each calendar month end. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

For Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund, the following information is publicly available on the Putnam Investments website, Putnam.com/individual, as disclosed in the following table. This information will remain available on the website for six months thereafter, after which the information can be found on the SEC’s website.

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Monthly	5 business days after the end of
each month.

For Putnam Short Duration Income Fund, Putnam Management makes the fund’s portfolio information publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table.

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Monthly	On or after 5 business days after
the end of each month.

For all other funds, Putnam Management also currently makes the fund’s portfolio information publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table.

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Information(1)	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Quarterly	Last business day of the month
following the end of each
calendar quarter

Top 10 Portfolio Holdings and	Monthly	Approximately 15 days after the
other portfolio statistics		end of each month

(1) Putnam mutual funds that are not currently offered to the general public (“incubated” funds) do not post portfolio holdings on the Web, except to the extent required by applicable regulations. Full portfolio holdings for the Putnam RetirementReady® Funds and Putnam Global Sector Fund, which invest solely in other Putnam funds, are posted on www.putnam.com/individual approximately 15 days after the end of each month. Please see these funds’ prospectuses for their target allocations.

The scope of the information relating to the fund’s portfolio that is made available on the website may change from time to time without notice. In addition, the posting of fund holdings may be delayed in some instances for technical reasons.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.

Other Disclosures

In order to address potential conflicts between the interest of fund shareholders, on the one hand, and those of Putnam Management, Putnam Retail Management or any affiliated person of those entities or of the fund, on the other hand, the fund’s policies require that non-public disclosures of information regarding the fund’s portfolio may be made only if there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the fund. In addition, the party receiving the non-public information must sign a non-disclosure agreement unless otherwise approved by the Chief Compliance Officer of the fund. Arrangements to make non-public disclosures of the fund’s portfolio information must be approved by the Chief Compliance Officer of the fund. The Chief Compliance Officer will report on an ongoing basis to a committee of the fund’s Board of Trustees consisting only of Trustees who are not “interested persons” of the fund or Putnam Management regarding any such arrangement that the fund may enter into with third parties other than service providers to the fund.

The fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the fund with its day-to-day business affairs. In addition to Putnam Management and its affiliates, including Putnam Investor Services and PRM, these service providers include the fund’s custodian (State Street Bank and Trust Company) and any sub-custodians, pricing services, independent registered public accounting firm, legal counsel (Ropes & Gray LLP), financial printer (McMunn Associates, Inc.), and proxy voting service (Glass, Lewis & Co). These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

The fund may also periodically provide non-public information about its portfolio holdings to rating and ranking organizations, such as Lipper Inc. and Morningstar Inc., in connection with those firms’ research on and classification of the fund and in order to gather information about how the fund’s attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The fund may also periodically provide non-public information about its portfolio holdings to consultants that provide portfolio analysis services or other investment research. Any such rating, ranking, or consulting firm would be required to keep the fund’s portfolio

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information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

PROXY VOTING GUIDELINES AND PROCEDURES

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The Trustees of the Putnam funds have established proxy voting guidelines and procedures that govern the voting of proxies for the securities held in the funds’ portfolios. The proxy voting guidelines summarize the funds’ positions on various issues of concern to investors, and provide direction to the proxy voting service used by the funds as to how fund portfolio securities should be voted on proposals dealing with particular issues. The proxy voting procedures explain the role of the Trustees, Putnam Management, the proxy voting service and the funds’ proxy manager in the proxy voting process, describe the procedures for referring matters involving investment considerations to the investment personnel of Putnam Management and describe the procedures for handling potential conflicts of interest. The Putnam funds’ proxy voting guidelines and procedures are included in this SAI as Appendix A. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 is available on the Putnam Individual Investor website, www.putnam.com/individual, and on the SEC’s website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures by calling Putnam’s Shareholder Services at 1-800-225-1581.

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SECURITIES RATINGS

The ratings of securities in which the fund may invest will be measured at the time of purchase and, to the extent a security is assigned a different rating by one or more of the various rating agencies, Putnam Management may use the highest rating assigned by any agency. Putnam Management will not necessarily sell an investment if its rating is reduced. The following rating services describe rated securities as follows:

Moody’s Investors Service, Inc.

Bonds

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

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Baa - Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Notes

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial paper

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

-- Leading market positions in well established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

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Standard & Poor’s

Bonds

AAA - An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to nonpayment.

C - The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D - An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

Notes

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

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SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

Commercial paper

A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Fitch Investors Service, Inc.

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB - Bonds considered to be speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B - Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor’s ability to pay interest over the life of the issue and repay principal when due.

CCC - Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC - Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C - Bonds are in actual or imminent default in payment of interest or principal.

DDD - Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

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CLAIMS-PAYING ABILITY RATINGS

The fund may invest in securities insured at the time of purchase as to the payment of principal and interest in the event of default. The fund may buy investments insured by (or insurance from) insurance companies whose claims-paying ability is rated by rating agencies.

An insurance claims-paying ability rating does not constitute an opinion on any specific contract. Furthermore, an insurance claims-paying ability rating does not take in account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

The assignment of ratings to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination of such debt issues.

Listed below are rating agencies and their corresponding claims-paying ability ratings.

Standard & Poor’s Insurance Claims-Paying Ability Ratings

An S&P insurance claims-paying ability rating is an assessment of an operating insurance company’s financial capacity to meet its obligations under an insurance policy in accordance with its terms. For example, an insurer with an insurance claims-paying ability rating of AAA by S&P has the highest rating assigned by S&P, which means its capacity to honor insurance contracts is deemed by S&P to be extremely strong and highly likely to remain so over a long period of time.

Secure claims-paying ability – AAA to BBB

Vulnerable claims-paying ability – BB to CCC

AAA - Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

AA - Excellent financial security. Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

A - Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

BBB - Adequate financial security, but capacity to meet policyholder obligations is susceptible to adverse economic and underwriting conditions.

BB - Financial security may be adequate, but capacity to meet policyholder obligations, particularly with respect to long-term or "long-tail" policies, is vulnerable to adverse economic and underwriting conditions.

B - Vulnerable financial security. Currently able to meet policyholder obligations, but capacity to meet policyholder obligations is particularly vulnerable to adverse economic and underwriting conditions.

CCC, CC, C - Extremely vulnerable financial security. Continued capacity to meet policyholder obligations is highly questionable unless favorable economic and underwriting conditions prevail.

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R Regulatory action -- As of the date indicated, the insurer is under supervision of insurance regulators following rehabilitation, receivership, liquidation, or any other action that reflects regulatory concern about the insurer's financial condition. Information on this status is provided by the National Association of Insurance Commissioners and other regulatory bodies. Although believed to be accurate, this information is not guaranteed. The 'R' rating does not apply to insurers subject only to non-financial actions such as market conduct violations.

Notes:

NR = Not Rated. The insurer is not rated by Standard & Poor's. The issue has not yet been evaluated by the respective credit rating agency. It is no indication as to the merits of the issue.

Plus (+) or minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc. Insurance Claims-Paying Ability Ratings

A Moody’s insurance claims-paying ability rating is an opinion by Moody’s about the ability of an insurance company to repay punctually senior policyholder obligations and claims. For example, an insurer with an insurance claims-paying ability rating of Aaa by Moody’s is deemed by Moody’s to be of the best quality. In the opinion of Moody’s, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carries the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company’s fundamentally strong position.

Moody’s claims-paying ability ratings are as follows:

Long-Term Insurance Financial Strength Ratings

Moody's rating symbols for Insurance Financial Strength Ratings are identical to those used to indicate the credit quality of long-term obligations. These rating gradations provide investors with a system for measuring an insurance company's ability to meet its senior policyholder claims and obligations.

Aaa - Insurance companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa - Insurance companies rated Aa offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high-grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A - Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba - Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B - Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

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Caa - Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca - Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C - Insurance companies rated C are the lowest-rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. Numeric modifiers are used to refer to the ranking within a group with 1 being the highest and 3 being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

Fitch IBCA / International Insurance Claims-Paying Ability Ratings

Fitch IBCA credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. Fitch IBCA credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the claims-paying ability of insurance companies and financial guarantors.

AAA - Exceptionally strong claims-paying ability. Insurers assigned this highest rating have an exceptionally strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be minimal.

AA - Very strong claims-paying ability. Insurers rated ‘AA’ have a very strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be very small.

A - Strong claims-paying ability. Insurers rated ‘A’ have a strong capacity to meet policyholder obligations and provide policyholder benefits. Although adverse business and economic factors may have an impact on the claims-paying ability of these insurers, the effect of such factors is expected to be small.

BBB - Good claims-paying ability. Insurers rated ‘BBB’ have a good capacity to meet policyholder obligations and provide policyholder benefits. However, their claims-paying ability may be more susceptible than that of higher rated insurers to the impact of adverse business and economic factors.

BB - Speculative claims-paying ability. Insurers rated ‘BB’ have a capacity to meet policyholder obligations and provide policyholder benefits which is regarded as speculative. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be more problematic than in the case of higher rated insurers.

B - Vulnerable claims-paying ability. Insurers rated ‘B’ have a vulnerable capacity to meet policyholder obligations and provide policyholder benefits. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be significant.

CCC, CC, C - Highly vulnerable claims-paying ability. Insurance companies assigned one of these ratings are considered very weak with respect to their capacity to meet policyholder obligations and provide policyholder benefits. The insurer may be under the supervision of an insurance regulator and already may not be making all payments in a timely fashion.

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D - Insurers which have been placed in liquidation by insurance regulators and for which policy or claims payments are being controlled, delayed, or reduced.

Notes:

"+" or "-" may be appended to a rating to indicate the relative position of a credit within the rating category. Such suffixes are not added to the ‘AAA’ and ‘D’ categories.

IQ ratings - Fitch IBCA Qualified: Provided for issuers based solely on information in the public domain. These ratings include significant analytical input. Because of the reduced information presented in this process, compared with the full claims-paying ability rating approach, these ratings tend to be conservative and do not employ "+" or "-" qualifiers.

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Appendix A

Proxy voting guidelines of the Putnam funds

The proxy voting guidelines below summarize the funds’ positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds’ proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Proxy Manager, a member of the Office of the Trustees who is appointed to assist in the coordination and voting of the funds’ proxies.

The proxy voting guidelines are just that – guidelines. The guidelines are not exhaustive and do not address all potential voting issues. Because the circumstances of individual companies are so varied, there may be instances when the funds do not vote in strict adherence to these guidelines. For example, the proxy voting service is expected to bring to the Proxy Manager’s attention proxy questions that are company-specific and of a non-routine nature and that, even if covered by the guidelines, may be more appropriately handled on a case-by-case basis.

Similarly, Putnam Management’s investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Manager of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In such instances, the investment professionals submit a written recommendation to the Proxy Manager and the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing referral items under the funds’ “Proxy Voting Procedures.” The Proxy Manager, in consultation with the funds’ Executive Vice President and/or the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds’ proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals submitted by management and approved and recommended by a company’s board of directors. Part II deals with proposals submitted by shareholders. Part III addresses unique considerations pertaining to non-U.S. issuers.

The Trustees of the Putnam funds are committed to promoting strong corporate governance practices and encouraging corporate actions that enhance shareholder value through the judicious voting of the funds’ proxies. It is the funds’ policy to vote their proxies at all shareholder meetings where it is practicable to do so. In furtherance of this, the funds’ have requested that their securities lending agent recall each domestic issuer’s voting securities that are on loan, in advance of the record date for the issuer’s shareholder meetings, so that the funds may vote at the meetings.

The Putnam funds will disclose their proxy votes not later than August 31 of each year for the most recent 12-month period ended June 30, in accordance with the timetable established by SEC rules.

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I. BOARD-APPROVED PROPOSALS

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and of the funds’ intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds’ proxies generally will be voted for the decisions reached by majority independent boards of directors, except as otherwise indicated in these guidelines. Accordingly, the funds’ proxies will be voted for board-approved proposals, except as follows:

Matters relating to the Board of Directors

Uncontested Election of Directors

The funds’ proxies will be voted for the election of a company’s nominees for the board of directors, except as follows:

► The funds will withhold votes from the entire board of directors if

● the board does not have a majority of independent directors,

● the board has not established independent nominating, audit, and compensation committees,

● the board has more than 19 members or fewer than five members, absent special circumstances,

● the board has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the shares of the company cast at its previous two annual meetings, or

● the board has adopted or renewed a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year.

► The funds will on a case-by-case basis withhold votes from the entire board of directors, or from particular directors as may be appropriate, if the board has approved compensation arrangements for one or more company executives that the funds determine are unreasonably excessive relative to the company’s performance or has otherwise failed to observe good corporate governance practices.

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► The funds will withhold votes from any nominee for director:

● who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees),

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● who attends less than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.),

● of a public company (Company A) who is employed as a senior executive of another company (Company B), if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”), or

● who serves on more than five unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board).

Commentary:

Board independence: Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an “independent director” is a director who (1) meets all requirements to serve as an independent director of a company under the NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company including employment of an immediate family member as an executive officer), and (2) has not within the last three years accepted directly or indirectly any consulting, advisory, or other compensatory fee from the company other than in his or her capacity as a member of the board of directors or any board committee. The funds’ Trustees believe that the recent (i.e., within the last three years) receipt of any amount of compensation for services other than service as a director raises significant independence issues.

Board size: The funds’ Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

Time commitment: Being a director of a company requires a significant time commitment to adequately prepare for and attend the company’s board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper fashion, particularly in times of crisis. The funds’ Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards.

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The funds may withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

Interlocking directorships: The funds’ Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

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Corporate governance practices: Board independence depends not only on its members’ individual relationships, but also on the board’s overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence or otherwise, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interests of shareholders. Such instances may include cases where a board of directors has approved compensation arrangements for one or more members of management that, in the judgment of the funds’ Trustees, are excessive by reasonable corporate standards relative to the company’s record of performance. It may also represent a disregard for the interests of shareholders if a board of directors fails to register an appropriate response when a director who fails to win the support of a majority of shareholders in an election (sometimes referred to as a “rejected director”) continues to serve on the board. While the Trustees recognize that it may in some circumstances be appropriate for a rejected director to continue his or her service on the board, steps should be taken to address the concerns reflected by the shareholders’ lack of support for the rejected director.

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Contested Elections of Directors

► The funds will vote on a case-by-case basis in contested elections of directors.

Classified Boards

► The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds’ Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

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Other Board-Related Proposals

The funds will generally vote for proposals that have been approved by a majority independent board, and on a case-by-case basis on proposals that have been approved by a board that fails to meet the guidelines’ basic independence standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company’s long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against any stock option or restricted stock plan where the company’s actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

► The funds will vote against stock option plans that permit the replacing or repricing of underwater options (and against any proposal to authorize a replacement or repricing of underwater options).

► The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for an employee stock purchase plan that has the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

► The funds will vote for proposals to approve a company’s executive compensation program (i.e., “say on pay” proposals in which the company’s board proposes that shareholders indicate their support for the company’s compensation philosophy, policies, and practices), except that the funds will vote on a case-by-case basis if the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

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► The funds will vote for bonus plans under which payments are treated as performance-based compensation that is deductible under Section 162(m) of the Internal Revenue Code of 1986, as amended, except that the funds will vote on a case-by-case basis if any of the following circumstances exist:

the award pool or amount per employee under the plan is unlimited, or the plan’s performance criteria is undisclosed, or

the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing, executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests of long-term shareholders with the interests of management. However, the funds may vote against these or other executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, where a company fails to provide transparent disclosure of executive compensation, or, in some instances, where independent third-party benchmarking indicates that compensation is inadequately correlated with performance, relative to peer companies. (Examples of excessive executive compensation may include, but are not limited to, equity incentive plans that exceed the dilution criteria noted above, excessive perquisites, performance-based compensation programs that do not properly correlate reward and performance, “golden parachutes” or other severance arrangements that present conflicts between management’s interests and the interests of shareholders, and “golden coffins” or unearned death benefits.) In voting on a proposal relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

Capitalization

Many proxy proposals involve changes in a company’s capitalization, including the authorization of additional stock, the issuance of stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company’s capital structure involves a number of important issues, including cash flow, financing needs, and market conditions that are unique to the circumstances of the company. As a result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

► The funds will vote for proposals relating to the authorization and issuance of additional common stock (except where such proposals relate to a specific transaction).

► The funds will vote for proposals to effect stock splits (excluding reverse stock splits).

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► The funds will vote for proposals authorizing share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company’s capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger or reorganization), or the authorization or issuance of preferred stock. Actions such as these involve a number of considerations that may affect a shareholder’s investment and that warrant a case-by-case determination.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations, and the sale of all or substantially all of a company’s assets, which may require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

► The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary: A company may reincorporate into another state through a merger or reorganization by setting up a “shell” company in a different state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws – notably Delaware – provides companies and shareholders with a more well-defined legal framework, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, including especially an offshore jurisdiction.

Anti-Takeover Measures

Some proxy proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company’s board of directors. These include the adoption of a shareholder rights plan, requiring supermajority voting on particular issues, the adoption of fair price provisions, the issuance of blank check preferred stock, and the creation of a separate class of stock with disparate voting rights. Such proposals may adversely affect shareholder rights, lead to management entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

► The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

► The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

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Commentary: The funds’ Trustees recognize that poison pills and fair price provisions may enhance or protect shareholder value under certain circumstances. For instance, where a company has incurred significant operating losses, a shareholder rights plan may be appropriately tailored to protect shareholder value by preserving a company’s net operating losses. Thus, the funds will consider proposals to approve such matters on a case-by-case basis.

Other Business Matters

Many proxies involve approval of routine business matters, such as changing a company’s name, ratifying the appointment of auditors, and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

► The funds will vote on a case-by-case basis on proposals to amend a company’s charter or bylaws (except for charter amendments necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

► The funds will vote against authorization to transact other unidentified, substantive business at the meeting.

► The funds will vote on a case-by-case basis on proposals to ratify the selection of independent auditors if there is evidence that the audit firm’s independence or the integrity of an audit is compromised.

► The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.

Commentary: Charter and bylaw amendments and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view these items as routine business matters. Putnam Management’s investment professionals and the funds’ proxy voting service may also bring to the Proxy Manager’s attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

The fund’s proxy voting service may identify circumstances that call into question an audit firm’s independence or the integrity of an audit. These circumstances may include recent material restatements of financials, unusual audit fees, egregious contractual relationships, and aggressive accounting policies. The funds will consider proposals to ratify the selection of auditors in these circumstances on a case-by-case basis. In all other cases, given the existence of rules that enhance the independence of audit committees and auditors by, for example, prohibiting auditors from performing a range of non-audit services for audit clients, the funds will vote for the ratification of independent auditors.

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II. SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations. The funds generally will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

► The funds will vote on a case-by-case basis on shareholder proposals requiring that the chairman’s position be filled by someone other than the chief executive officer.

► The funds will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding in order to be (re)elected.

► The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

► The funds will vote for shareholder proposals to eliminate supermajority vote requirements in the company’s charter documents.

► The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

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► The funds will vote for shareholder proposals to amend a company’s charter documents to permit shareholders to call special meetings, but only if both of the following conditions are met:

● the proposed amendment limits the right to call special meetings to shareholders holding at least 15% of the company’s outstanding shares, and

● applicable state law does not otherwise provide shareholders with the right to call special meetings.

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► The funds will vote for shareholder proposals requiring companies to make cash payments under management severance agreements only if both of the following conditions are met:

● the company undergoes a change in control, and

● the change in control results in the termination of employment for the person receiving the severance payment.

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► The funds will vote on a case-by-case basis on shareholder proposals requiring companies to accelerate vesting of equity awards under management severance agreements only if both of the following conditions are met:

● the company undergoes a change in control, and

● the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote on a case-by-case basis on shareholder proposals to limit a company’s ability to make excise tax gross-up payments under management severance agreements.

► The funds will vote on a case-by-case basis on shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met.

► The funds will vote for shareholder proposals calling for the company to obtain shareholder approval for any future golden coffins or unearned death benefits (payments or awards of unearned salary or bonus, accelerated vesting or the continuation of unvested equity awards, perquisites or other payments or awards in respect of an executive following his or her death), and for shareholder proposals calling for the company to cease providing golden coffins or unearned death benefits.

► The funds will vote for shareholder proposals requiring a company to report on its executive retirement benefits (e.g., deferred compensation, split-dollar life insurance, SERPs and pension benefits).

► The funds will vote for shareholder proposals requiring a company to disclose its relationships with executive compensation consultants (e.g., whether the company, the board or the compensation committee retained the consultant, the types of services provided by the consultant over the past five years, and a list of the consultant’s clients on which any of the company’s executives serve as a director).

► The funds will vote for shareholder proposals that are consistent with the funds’ proxy voting guidelines for board-approved proposals.

► The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

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Commentary: The funds’ Trustees believe that effective corporate reforms should be promoted by holding boards of directors – and in particular their independent directors – accountable for their actions, rather than by imposing additional legal restrictions on board governance through

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piecemeal proposals. As stated above, the funds’ Trustees believe that boards of directors and management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis. The funds will also consider proposals requiring that the chairman’s position be filled by someone other than the company’s chief executive officer on a case-by-case basis, recognizing that in some cases this separation may advance the company’s corporate governance while in other cases it may be less necessary to the sound governance of the company. The funds will take into account the level of independent leadership on a company’s board in evaluating these proposals.

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However, the funds generally support shareholder proposals to implement majority voting for directors, observing that majority voting is an emerging standard intended to encourage directors to be attentive to shareholders’ interests. The funds also generally support shareholder proposals to declassify a board, to eliminate supermajority vote requirements, or to require shareholder approval of shareholder rights plans. The funds’ Trustees believe that these shareholder proposals further the goals of reducing management entrenchment and conflicts of interest, and aligning management’s interests with shareholders’ interests in evaluating proposed acquisitions of the company. The Trustees also believe that shareholder proposals to limit severance payments may further these goals in some instances. In general, the funds favor arrangements in which severance payments are made to an executive only when there is a change in control and the executive loses his or her job as a result. Arrangements in which an executive receives a payment upon a change of control even if the executive retains employment introduce potential conflicts of interest and may distract management focus from the long term success of the company.

In evaluating shareholder proposals that address severance payments, the funds distinguish between cash and equity payments. The funds generally do not favor cash payments to executives upon a change in control transaction if the executive retains employment. However, the funds recognize that accelerated vesting of equity incentives, even without termination of employment, may help to align management and shareholder interests in some instances, and will evaluate shareholder proposals addressing accelerated vesting of equity incentive payments on a case-by-case basis.

When severance payments exceed a certain amount based on the executive’s previous compensation, the payments may be subject to an excise tax. Some compensation arrangements provide for full excise tax gross-ups, which means that the company pays the executive sufficient additional amounts to cover the cost of the excise tax. The funds are concerned that the benefits of providing full excise tax gross-ups to executives may be outweighed by the cost to the company of the gross-up payments. Accordingly, the funds will vote on a case-by-case basis on shareholder proposals to curtail excise tax gross-up payments. The funds generally favor arrangements in which severance payments do not trigger an excise tax or in which the company’s obligations with respect to gross-up payments are limited in a reasonable manner.

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The funds’ Trustees believe that performance-based compensation can be an effective tool for aligning management and shareholder interests. However, to fulfill its purpose, performance compensation should only be paid to executives if the performance targets are actually met. A significant restatement of financial results or a significant extraordinary write-off may reveal that executives who were previously paid performance compensation did not actually deliver the required business performance to earn that compensation. In these circumstances, it may be appropriate for the company to recoup this performance compensation. The funds will consider on a case-by-case basis shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, performance-based bonuses or awards paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met. The funds do not believe that such a policy should necessarily disadvantage a company in recruiting executives, as executives should understand that they are only entitled to performance compensation based on the actual performance they deliver.

The funds’ Trustees disfavor golden coffins or unearned death benefits, and the funds will generally support shareholder proposals to restrict or terminate these practices. The Trustees will also consider whether a company’s overall compensation arrangements, taking all of the pertinent circumstances into account, constitute excessive compensation or otherwise reflect poorly on the corporate governance practices of the company. As the Trustees evaluate these matters, they will be mindful of evolving practices and legislation relevant to executive compensation and corporate governance.

The funds’ Trustees also believe that shareholder proposals that are intended to increase transparency, particularly with respect to executive compensation, without establishing rigid restrictions upon a company’s ability to attract and motivate talented executives, are generally beneficial to sound corporate governance without imposing undue burdens. The funds will generally support shareholder proposals calling for reasonable disclosure.

III. VOTING SHARES OF NON-U.S. ISSUERS

Many of the Putnam funds invest on a global basis, and, as a result, they may hold, and have an opportunity to vote, shares in non-U.S. issuers – i.e., issuers that are incorporated under the laws of foreign jurisdictions and whose shares are not listed on a U.S. securities exchange or the NASDAQ stock market.

In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company’s stock on or around the shareholder meeting date. This practice is known as “share blocking.” In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management’s investment professionals.

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In addition, some non-U.S. markets require that a company’s shares be re-registered out of the name of the local custodian or nominee into the name of the shareholder for the shareholder to be able to vote at the meeting. This practice is known as “share re-registration.” As a result, shareholders, including the funds, are not able to trade in that company’s stock until the shares are re-registered back in the name of the local custodian or nominee following the meeting. In countries where share re-registration is practiced, the funds will generally not vote proxies.

Protection for shareholders of non-U.S. issuers may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders than do U.S. laws. As a result, the guidelines applicable to U.S. issuers, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for non-U.S. issuers. However, the funds will vote proxies of non-U.S. issuers in accordance with the guidelines applicable to U.S. issuers, except as follows:

Uncontested Board Elections

Germany

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► For companies subject to “co-determination,” the funds will vote for the election of nominees to the supervisory board, except that the funds will vote on a case-by-case basis for any nominee who is either an employee of the company or who is otherwise affiliated with the company (as determined by the funds’ proxy voting service).

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► The funds will withhold votes for the election of a former member of the company’s managerial board to chair of the supervisory board.

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Commentary: German corporate governance is characterized by a two-tier board system—a managerial board composed of the company’s executive officers, and a supervisory board. The supervisory board appoints the members of the managerial board. Shareholders elect members of the supervisory board, except that in the case of companies with a large number of employees, company employees are allowed to elect some of the supervisory board members (one-half of supervisory board members are elected by company employees at companies with more than 2,000 employees; one-third of the supervisory board members are elected by company employees at companies with more than 500 employees but fewer than 2,000). This “co-determination” practice may increase the chances that the supervisory board of a large German company does not contain a majority of independent members. In this situation, under the Fund’s proxy voting guidelines applicable to U.S. issuers, the funds would vote against all nominees. However, in the case of companies subject to “co-determination” and with the goal of supporting independent nominees, the Funds will vote for supervisory board members who are neither employees of the company nor otherwise affiliated with the company.

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Consistent with the funds’ belief that the interests of shareholders are best protected by boards with strong, independent leadership, the funds will withhold votes for the election of former chairs of the managerial board to chair of the supervisory board.

Japan

► For companies that have established a U.S.-style corporate governance structure, the funds will withhold votes from the entire board of directors if

● the board does not have a majority of outside directors,

● the board has not established nominating and compensation committees composed of a majority of outside directors, or

● the board has not established an audit committee composed of a majority of independent directors.

► The funds will withhold votes for the appointment of members of a company’s board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Commentary:

Board structure: Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate governance structure (i.e., a board of directors and audit, nominating, and compensation committees). The funds will vote for proposals to amend a company’s articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

► The funds will withhold votes from the entire board of directors if

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● fewer than half of the directors are outside directors,

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● the board has not established a nominating committee with at least half of the members being outside directors, or

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● the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors.

Commentary: For purposes of these guidelines, an “outside director” is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair performing his or her duties impartially from the company, management or controlling shareholder. In determining whether a director is an outside director, the funds will also apply the standards included in Article 415-2(2) of the Korean Commercial Code (i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company’s largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

Russia

► The funds will vote on a case-by-case basis for the election of nominees to the board of directors.

Commentary: In Russia, director elections are typically handled through a cumulative voting process. Cumulative voting allows shareholders to cast all of their votes for a single nominee for the board of directors, or to allocate their votes among nominees in any other way. In contrast, in “regular” voting, shareholders may not give more than one vote per share to any single nominee. Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.

In Russia, as in some other emerging markets, standards of corporate governance are usually behind those in developed markets. Rather than vote against the entire board of directors, as the funds generally would in the case of a company whose board fails to meet the funds’ standards for independence, the funds may, on a case by case basis, cast all of their votes for one or more independent director nominees. The funds believe that it is important to increase the number of independent directors on the boards of Russian companies to mitigate the risks associated with dominant shareholders.

United Kingdom

► The funds will withhold votes from the entire board of directors if

● the board does not have at least a majority of independent non-executive directors,

● the board has not established a nomination committee composed of a majority of independent non-executive directors, or

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● the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, two directors) and (2) solely independent non-executive directors, provided that, to the extent permitted under the United Kingdom’s Combined Code on Corporate Governance, the company chairman may serve on (but not serve as chairman of) the compensation and audit committees if the chairman was considered independent upon his or her appointment as chairman.

► The funds will withhold votes from any nominee for director who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director, such as investment banking, consulting, legal, or financial advisory fees.

► The funds will vote for proposals to amend a company’s articles of association to authorize boards to approve situations that might be interpreted to present potential conflicts of interest affecting a director.

Commentary:

Application of guidelines: Although the United Kingdom’s Combined Code on Corporate Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, the funds’ Trustees believe that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in U.K. companies. As a result, these guidelines will generally be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that the funds do not view service on the board for more than nine years as affecting a director’s independence. Company chairmen in the U.K. are generally considered affiliated upon appointment as chairman due to the nature of the position of chairman. Consistent with the Combined Code, a company chairman who was considered independent upon appointment as chairman: may serve as a member of, but not as the chairman of, the compensation (remuneration) committee; and, in the case of smaller companies, may serve as a member of, but not as the chairman of, the audit committee.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

Conflicts of interest: The Companies Act 2006 requires a director to avoid a situation in which he or she has, or can have, a direct or indirect interest that conflicts, or possibly may conflict, with the interests of the company. This broadly written requirement could be construed to prevent a director from becoming a trustee or director of another organization. Provided there are reasonable safeguards, such as the exclusion of the relevant director from deliberations, the funds believe that the board may approve this type of potential conflict of interest in its discretion.

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All other jurisdictions

► The funds will vote for supervisory board nominees when the supervisory board meets the funds’ independence standards, otherwise the funds will vote against supervisory board nominees.

Commentary: Companies in many jurisdictions operate under the oversight of supervisory boards. In the absence of jurisdiction-specific guidelines, the funds will generally hold supervisory boards to the same standards of independence as it applies to boards of directors in the United States.

Contested Board Elections

Italy

► The funds will vote for the management- or board-sponsored slate of nominees if the board meets the funds’ independence standards, and against the management- or board-sponsored slate of nominees if the board does not meet the funds’ independence standards; the funds will not vote on shareholder-proposed slates of nominees.

Commentary: Contested elections in Italy may involve a variety of competing slates of nominees. In these circumstances, the funds will focus their analysis on the board- or management-sponsored slate.

Corporate Governance

► The funds will vote for proposals to change the size of a board if the board meets the funds’ independence standards, and against proposals to change the size of a board if the board does not meet the funds’ independence standards.

► The funds will vote for shareholder proposals calling for a majority of a company’s directors to be independent of management.

► The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit, and compensation committees.

► The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

January 31, 2013	II-124

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Australia

► The funds will vote on a case-by-case basis on board spill resolutions.

Commentary: The Corporations Amendment (Improving Accountability on Director and Executive Compensation) Bill 2011 provides that, if a company’s remuneration report receives a “no” vote of 25% or more of all votes cast at two consecutive annual general meetings, at the second annual general meeting, a spill resolution must be proposed. If the spill resolution is approved (by simple majority), then a further meeting to elect a new board (excluding the managing director) must be held within 90 days. The funds will consider board spill resolutions on a case-by-case basis.

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Taiwan

► The funds will vote against proposals to release directors from their non-competition obligations (their obligations not to engage in any business that is competitive with the company), unless the proposal is narrowly drafted to permit directors to engage in a business that is competitive with the company only on behalf of a wholly-owned subsidiary of the company.

Compensation

► The funds will vote for proposals to approve annual directors’ fees, except that the funds will consider these proposals on a case-by-case basis in each case in which the funds’ proxy voting service has recommended a vote against such a proposal.

► The funds will vote for non-binding proposals to approve remuneration reports, except that the funds will vote against proposals to approve remuneration reports that indicate that awards under a long-term incentive plan are not linked to performance targets.

Commentary: Since proposals relating to directors’ fees for non-U.S. issuers generally address relatively modest fees paid to non-executive directors, the funds generally support these proposals, provided that the fees are consistent with directors’ fees paid by the company’s peers and do not otherwise appear unwarranted. Consistent with the approach taken for U.S. issuers, the funds generally favor compensation programs that relate executive compensation to a company’s long-term performance and will support non-binding remuneration reports unless such a correlation is not made.

January 31, 2013	II-125

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United Kingdom

► The funds will vote for an employee stock purchase plan or share save scheme that has the following features: (1) the shares purchased under the plan are acquired for no less than 80% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

Commentary: These are the same features that the funds require of employee stock purchase plans proposed by U.S. issuers, except that, to conform to local market practice, the funds support plans or schemes at United Kingdom issuers that permit the purchase of shares at up to a 20% discount (i.e., shares may be purchased for no less than 80% of their market value). By comparison, for U.S. issuers, the funds do not support employee stock purchase plans that permit shares to be acquired at more than a 15% discount (i.e., for less than 85% of their market value).

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Capitalization

► The funds will vote for proposals

● to issue additional common stock representing up to 20% of the company’s outstanding common stock, where shareholders do not have preemptive rights, or

● to issue additional common stock representing up to 100% of the company’s outstanding common stock, where shareholders do have preemptive rights.

► The funds will vote for proposals to authorize share repurchase programs that are recommended for approval by the funds’ proxy voting service; otherwise, the funds will vote against such proposals.

Australia

► The funds will vote for proposals to carve out, from the general cap on non-pro rata share issues of 15% of total equity in a rolling 12-month period, a particular proposed issue of shares or a particular issue of shares made previously within the 12-month period, if the company’s board meets the funds’ independence standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

Hong Kong

► The funds will vote for proposals to approve a general mandate permitting the company to engage in non-pro rata share issues of up to 20% of total equity in a year if the company’s board meets the funds’ independence standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

January 31, 2013	II-126

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► The funds will for proposals to approve the reissuance of shares acquired by the company under a share repurchase program, provided that: (1) the funds supported (or would have supported, in accordance with these guidelines) the share repurchase program, (2) the reissued shares represent no more than 10% of the company’s outstanding shares (measured immediately before the reissuance), and (3) the reissued shares are sold for no less than 85% of current market value.

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Commentary: In light of the prevalence of certain types of capitalization proposals in Australia and Hong Kong, the funds have adopted guidelines specific to those jurisdictions.

Other Business Matters

► The funds will vote for proposals permitting companies to deliver reports and other materials electronically (e.g., via website posting).

► The funds will vote for proposals permitting companies to issue regulatory reports in English.

► The funds will vote against proposals to shorten shareholder meeting notice periods to fourteen days.

Commentary: Under Directive 2007/36/EC of the European Parliament and the Council of the European Union, companies have the option to request shareholder approval to set the notice period for special meetings at 14 days provided that certain electronic voting and communication requirements are met. The funds believe that the 14 day notice period is too short to provide overseas shareholders with sufficient time to analyze proposals and to participate meaningfully at special meetings and, as a result, have determined to vote against such proposals.

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France

► The funds will vote for proposals to approve a company’s related party transactions, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

Commentary: In France, shareholders are generally requested to approve any agreement between the company and: (i) its directors, chair of the board, CEO and deputy CEOs; (ii) the members of the supervisory board and management board, for companies with a dual structure; and (iii) a shareholder who directly or indirectly owns at least 10% of the company’s voting rights. This includes agreements under which compensation may be paid to executive officers after the end of their employment, such as severance payments, supplementary retirement plans and non-competition agreements. The funds will generally support these proposals unless the funds’ proxy voting service recommends a vote against, in which case the funds will consider the proposal on a case-by-case basis.

January 31, 2013	II-127

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Germany

► The funds will vote in accordance with the recommendation of the company’s board of directors on shareholder countermotions added to a company’s meeting agenda, unless the countermotion is directly addressed by one of the funds’ other guidelines.

Commentary: In Germany, shareholders are able to add both proposals and countermotions to a meeting agenda. Countermotions, which must correspond to a proposal on the agenda, generally call for shareholders to oppose the existing proposal, although they may also propose separate voting decisions. Countermotions may be proposed by any shareholder and they are typically added throughout the period between the publication of the meeting agenda and the meeting date. This guideline reflects the funds’ intention to focus on the original proposal, which is expected to be presented a reasonable period of time before the shareholder meeting so that the funds will have an appropriate opportunity to evaluate it.

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► The funds will vote for proposals to approve profit-and-loss transfer agreements between a controlling company and its subsidiaries.

Commentary: These agreements are customary in Germany and are typically entered into for tax purposes. In light of this and the prevalence of these proposals, the funds have adopted a guideline to vote for this type of proposal.

Taiwan

► The funds will vote for proposals to amend a Taiwanese company’s procedural rules.

Commentary: Since procedural rules, which address such matters as a company’s policies with respect to capital loans, endorsements and guarantees, and acquisitions and disposal of assets, are generally adopted or amended to conform to changes in local regulations governing these transactions, the funds have adopted a guideline to vote for these transactions.

As adopted December 14, 2012

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January 31, 2013	II-128

Proxy voting procedures of the Putnam funds

The proxy voting procedures below explain the role of the funds’ Trustees, the proxy voting service and the Proxy Manager, as well as how the process will work when a proxy question needs to be handled on a case-by-case basis, or when there may be a conflict of interest.

The role of the funds’ Trustees

The Trustees of the Putnam funds exercise control of the voting of proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds’ proxy votes, including how the funds vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by their independent administrative staff (“Office of the Trustees”), independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC (“Putnam Management”), the funds’ investment advisor, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

The role of the proxy voting service

The funds have engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with the funds’ custodians to ensure that all proxy materials received by the custodians relating to the funds’ portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees. The proxy voting service will refer proxy questions to the Proxy Manager (described below) for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Manager’s attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The funds also utilize research services relating to proxy questions provided by the proxy voting service and by other firms.

The role of the Proxy Manager

Each year, a member of the Office of the Trustees is appointed Proxy Manager to assist in the coordination and voting of the funds’ proxies. The Proxy Manager will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Office of the Trustees, the Chair of the Board Policy and Nominating Committee, and Putnam Management’s investment professionals, as appropriate. The Proxy Manager is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service.

Voting procedures for referral items

As discussed above, the proxy voting service will refer proxy questions to the Proxy Manager under certain circumstances. When the application of the proxy voting guidelines is unclear or a particular proxy question is not covered by the guidelines (and does not involve investment considerations), the Proxy Manager will assist in interpreting the guidelines and, as appropriate, consult with one or more senior staff members of the Office of the Trustees and the Chair of the Board Policy and Nominating Committee on how the funds’ shares will be voted.

January 31, 2013	II-129

For proxy questions that require a case-by-case analysis pursuant to the guidelines or that are not covered by the guidelines but involve investment considerations, the Proxy Manager will refer such questions, through an electronic request form, to Putnam Management’s investment professionals for a voting recommendation. Such referrals will be made in cooperation with the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing such referral items. In connection with each such referral item, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under “Conflicts of interest,” and provide electronically a conflicts of interest report (the “Conflicts Report”) to the Proxy Manager describing the results of such review. After receiving a referral item from the Proxy Manager, Putnam Management’s investment professionals will provide a recommendation electronically to the Proxy Manager and the person or persons designated by the Legal and Compliance Department to assist in processing referral items. Such recommendation will set forth (1) how the proxies should be voted; (2) the basis and rationale for such recommendation; and (3) any contacts the investment professionals have had with respect to the referral item with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Manager will then review the investment professionals’ recommendation and the Conflicts Report with one or more senior staff members of the Office of the Trustees in determining how to vote the funds’ proxies. The Proxy Manager will maintain a record of all proxy questions that have been referred to Putnam Management’s investment professionals, the voting recommendation, and the Conflicts Report.

In some situations, the Proxy Manager and/or one or more senior staff members of the Office of the Trustees may determine that a particular proxy question raises policy issues requiring consultation with the Chair of the Board Policy and Nominating Committee, who, in turn, may decide to bring the particular proxy question to the Committee or the full Board of Trustees for consideration.

Conflicts of interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the Proxy Manager and the Legal and Compliance Department and otherwise remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each item referred to Putnam Management’s investment professionals to determine if a conflict of interest exists and will provide the Proxy Manager with a Conflicts Report for each referral item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 11, 2005 and revised June 12, 2009.

January 31, 2013	II-130

Appendix B

January 31, 2013	II-131

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Funds Trust and Shareholders of
Putnam Absolute Return 500 Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Absolute Return 500 Fund (the “fund”) at October 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 2012 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 12, 2012

Absolute Return 500 Fund	23

The fund’s portfolio 10/31/12

COMMON STOCKS (26.5%)*	Shares	Value

Basic materials (0.8%)
Allied Nevada Gold Corp. †	10,200	$376,584

Bemis Co., Inc.	11,300	373,465

FMC Corp.	11,600	620,832

International Flavors & Fragrances, Inc.	7,481	483,422

Newmont Mining Corp.	21,938	1,196,718

PPG Industries, Inc.	9,332	1,092,591

Royal Gold, Inc.	5,700	502,056

Sherwin-Williams Co. (The)	6,480	923,918

Sigma-Aldrich Corp.	8,995	630,909

Valspar Corp.	9,398	526,570

		6,727,065
Capital goods (1.2%)
Ball Corp.	13,842	592,853

Covanta Holding Corp.	21,401	389,070

General Dynamics Corp.	20,700	1,409,256

Lockheed Martin Corp.	16,580	1,553,049

Northrop Grumman Corp.	19,094	1,311,567

Raytheon Co.	24,734	1,398,955

Republic Services, Inc.	28,300	802,305

Roper Industries, Inc.	8,864	967,683

Stericycle, Inc. †	8,400	795,984

Waste Connections, Inc.	15,400	505,582

		9,726,304
Communication services (0.8%)
American Tower Corp. Class A R	14,820	1,115,798

AT&T, Inc.	33,500	1,158,765

IAC/InterActiveCorp.	12,497	604,230

Verizon Communications, Inc.	70,296	3,138,013

Windstream Corp.	32,700	311,958

		6,328,764
Conglomerates (0.5%)
AMETEK, Inc.	23,728	843,530

Danaher Corp.	31,400	1,624,322

General Electric Co.	70,500	1,484,730

		3,952,582
Consumer cyclicals (3.2%)
Advance Auto Parts, Inc.	5,099	361,723

Amazon.com, Inc. †	11,317	2,634,824

AutoZone, Inc. †	1,610	603,750

Bed Bath & Beyond, Inc. †	12,400	715,232

Big Lots, Inc. †	6,344	184,801

Cintas Corp.	14,328	599,054

Discovery Communications, Inc. Class A †	14,768	871,607

Dollar General Corp. †	8,400	408,408

Dollar Tree, Inc. †	13,884	553,555

Dun & Bradstreet Corp. (The)	6,400	518,656

Ecolab, Inc.	16,172	1,125,571

24	Absolute Return 500 Fund

COMMON STOCKS (26.5%)* cont.	Shares	Value

Consumer cyclicals cont.
Equifax, Inc.	14,464	$723,779

Expedia, Inc.	8,955	529,688

Home Depot, Inc. (The)	48,300	2,964,654

Kimberly-Clark Corp.	27,319	2,279,771

Kohl’s Corp.	13,600	724,608

McGraw-Hill Cos., Inc. (The)	15,813	874,143

Moody’s Corp.	20,654	994,697

MSC Industrial Direct Co., Inc. Class A	6,199	462,445

O’Reilly Automotive, Inc. †	7,400	634,032

Omnicom Group, Inc.	14,552	697,186

PetSmart, Inc.	8,035	533,444

Priceline.com, Inc. †	2,117	1,214,671

Ross Stores, Inc.	12,700	774,065

Scotts Miracle-Gro Co. (The) Class A	5,787	247,741

Scripps Networks Interactive Class A	7,500	455,400

Target Corp.	25,338	1,615,298

Towers Watson & Co. Class A	7,600	408,196

Tupperware Brands Corp.	5,160	304,956

Verisk Analytics, Inc. Class A †	14,209	724,659

Viacom, Inc. Class B	22,749	1,166,341

		26,906,955
Consumer staples (2.8%)
Altria Group, Inc.	98,800	3,141,840

Brinker International, Inc.	8,808	271,286

Church & Dwight Co., Inc.	19,800	1,005,048

Coca-Cola Co. (The)	12,500	464,750

ConAgra Foods, Inc.	44,800	1,247,232

Dr. Pepper Snapple Group, Inc.	27,300	1,169,805

Kroger Co. (The)	56,600	1,427,452

Lorillard, Inc.	11,796	1,368,454

McDonald’s Corp.	28,500	2,473,800

Panera Bread Co. Class A †	2,444	412,156

Philip Morris International, Inc.	49,894	4,418,613

Procter & Gamble Co. (The)	16,700	1,156,308

Reynolds American, Inc.	32,900	1,369,956

Starbucks Corp.	28,008	1,285,567

W.W. Grainger, Inc.	4,531	912,589

Yum! Brands, Inc.	18,328	1,284,976

		23,409,832
Energy (2.6%)
Chevron Corp.	42,545	4,688,884

ConocoPhillips	36,800	2,128,880

Deepocean Group (Shell) (acquired 6/9/11,
cost $357,150) (Norway) ‡	24,587	368,805

Diamond Offshore Drilling, Inc.	4,500	311,580

Exxon Mobil Corp.	88,602	8,077,844

FMC Technologies, Inc. †	11,460	468,714

HollyFrontier Corp.	24,074	929,979

Absolute Return 500 Fund	25

COMMON STOCKS (26.5%)* cont.	Shares	Value

Energy cont.
Marathon Oil Corp.	15,100	$453,906

Murphy Oil Corp.	16,910	1,014,600

National Oilwell Varco, Inc.	6,500	479,050

Phillips 66	23,000	1,084,680

Spectra Energy Corp.	43,706	1,261,792

		21,268,714
Financials (3.4%)
ACE, Ltd.	26,862	2,112,696

Allied World Assurance Co. Holdings AG	12,382	994,275

American Express Co.	50,600	2,832,082

Arch Capital Group, Ltd. †	31,675	1,398,451

AvalonBay Communities, Inc. R	4,500	610,020

Bank of Hawaii Corp.	10,019	442,439

Bank of New York Mellon Corp. (The)	19,600	484,316

Berkshire Hathaway, Inc. Class B †	24,338	2,101,586

Chubb Corp. (The)	16,999	1,308,583

Commerce Bancshares, Inc.	14,000	533,120

Digital Realty Trust, Inc. R	5,862	360,103

Discover Financial Services	42,000	1,722,000

Equity Residential Trust R	12,600	723,366

Essex Property Trust, Inc. R	2,400	360,000

Everest Re Group, Ltd.	11,936	1,325,493

Federal Realty Investment Trust R	3,797	409,431

JPMorgan Chase & Co.	16,900	704,392

M&T Bank Corp.	13,210	1,375,161

Northern Trust Corp.	20,700	989,046

People’s United Financial, Inc.	55,097	662,817

Public Storage R	5,700	790,191

Rayonier, Inc. R	8,011	392,619

Realty Income Corp. R	9,002	353,509

RenaissanceRe Holdings, Ltd.	13,962	1,135,948

Simon Property Group, Inc. R	9,600	1,461,216

Validus Holdings, Ltd.	26,648	953,998

W.R. Berkley Corp.	29,834	1,160,244

Wells Fargo & Co.	20,600	694,014

		28,391,116
Health care (2.8%)
Abbott Laboratories	42,065	2,756,099

Aetna, Inc.	7,000	305,900

AmerisourceBergen Corp.	18,889	744,982

Amgen, Inc.	24,600	2,129,007

Biogen Idec, Inc. †	8,965	1,239,142

Bristol-Myers Squibb Co.	52,300	1,738,975

C.R. Bard, Inc.	6,727	647,070

Cardinal Health, Inc.	21,374	879,113

Cerner Corp. †	8,100	617,139

Eli Lilly & Co.	34,499	1,677,686

26	Absolute Return 500 Fund

COMMON STOCKS (26.5%)* cont.	Shares	Value

Health care cont.
Forest Laboratories, Inc. †	15,233	$513,504

Gilead Sciences, Inc. †	27,400	1,840,184

Humana, Inc.	1,900	141,113

Johnson & Johnson	15,400	1,090,628

Laboratory Corp. of America Holdings †	4,900	415,177

McKesson Corp.	13,613	1,270,229

Merck & Co., Inc.	4,500	205,335

Perrigo Co.	4,699	540,432

Pfizer, Inc.	39,300	977,391

UnitedHealth Group, Inc.	40,600	2,273,600

Ventas, Inc. R	11,400	721,278

Zimmer Holdings, Inc.	6,700	430,207

		23,154,191
Technology (7.2%)
Accenture PLC Class A	30,213	2,036,658

Altera Corp.	31,300	954,024

Analog Devices, Inc.	30,058	1,175,568

Apple, Inc.	48,759	29,016,481

Avago Technologies, Ltd. (Singapore)	26,032	859,837

BMC Software, Inc. †	19,210	781,847

Cisco Systems, Inc.	186,000	3,188,040

Google, Inc. Class A †	6,990	4,751,592

IBM Corp.	27,319	5,314,365

Intel Corp.	18,500	400,063

Intuit, Inc.	19,845	1,179,190

KLA-Tencor Corp.	20,745	965,057

L-3 Communications Holdings, Inc.	10,341	763,166

Lam Research Corp. †	20,932	740,993

Maxim Integrated Products, Inc.	36,400	1,001,910

Microchip Technology, Inc.	26,100	818,235

Microsoft Corp.	170,219	4,857,199

Xilinx, Inc.	29,400	963,144

		59,767,369
Transportation (0.5%)
Copa Holdings SA Class A (Panama)	5,497	510,232

J. B. Hunt Transport Services, Inc.	11,321	664,543

Southwest Airlines Co.	80,027	705,838

United Parcel Service, Inc. Class B	33,186	2,430,875

		4,311,488
Utilities and power (0.7%)
DTE Energy Co.	14,392	893,743

Entergy Corp.	13,432	974,895

Kinder Morgan, Inc.	24,400	846,924

NextEra Energy, Inc.	10,300	721,618

PG&E Corp.	26,500	1,126,780

Pinnacle West Capital Corp.	12,023	636,858

Westar Energy, Inc.	15,595	463,172

		5,663,990

Total common stocks (cost $181,161,839)		$219,608,370

Absolute Return 500 Fund	27

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (18.5%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.4%)
Government National Mortgage Association
Pass-Through Certificates
3s, TBA, January 1, 2043	$1,000,000	$1,059,375
3s, TBA, November 1, 2042	2,000,000	2,130,156

		3,189,531
U.S. Government Agency Mortgage Obligations (18.1%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
5 1/2s, May 1, 2036 [i]	414,096	464,334
3s, TBA, November 1, 2042	9,000,000	9,426,797

Federal National Mortgage Association
Pass-Through Certificates
5.43s, April 1, 2015 [i]	633,101	685,081
3s, TBA, February 1, 2043	29,000,000	30,229,101
3s, TBA, November 1, 2042	104,000,000	109,175,621
2 7/8s, February 9, 2015 [i]	175,000	186,128

		150,167,062

Total U.S. government and agency mortgage obligations (cost $153,112,145)		$153,356,593

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value

U.S. Treasury Bonds 4 1/2s, May 15, 2038 [i]	$215,000	$292,043

Total U.S. treasury obligations (cost $292,043)		$292,043

MORTGAGE-BACKED SECURITIES (13.2%)*	Principal amount	Value

Agency collateralized mortgage obligations (3.5%)
Federal Home Loan Mortgage Corp.
IFB Ser. 2990, Class LB, 16.399s, 2034	$207,344	$291,088
IFB Ser. 3951, Class CS, IO, 6.536s, 2026	5,915,342	926,402
IFB Ser. 4098, Class MS, IO, 6.486s, 2041	3,060,568	658,267
IFB Ser. 3859, Class SG, IO, 6.486s, 2039	804,133	86,444
IFB Ser. 3727, Class PS, IO, 6.486s, 2038	2,730,476	231,422
IFB Ser. 3860, Class SP, IO, 6.386s, 2040	1,449,627	243,697
IFB Ser. 3856, Class PS, IO, 6.386s, 2040	903,115	129,583
IFB Ser. 3803, Class SP, IO, 6.386s, 2038	2,871,782	229,743
IFB Ser. 3861, Class PS, IO, 6.386s, 2037	1,200,574	191,636
IFB Ser. 3708, Class SQ, IO, 6.336s, 2040	6,780,424	954,480
IFB Ser. 3907, Class KS, IO, 6.336s, 2040	2,461,769	333,588
IFB Ser. 3708, Class SA, IO, 6.236s, 2040	11,062,313	1,526,489
IFB Ser. 3780, Class PS, IO, 6.236s, 2035	1,376,732	120,356
IFB Ser. 3934, Class SA, IO, 6.186s, 2041	427,854	76,543
IFB Ser. 3232, Class KS, IO, 6.086s, 2036	1,808,964	205,770
IFB Ser. 3116, Class AS, IO, 5.886s, 2034	1,922,040	150,753
IFB Ser. 3964, Class SA, IO, 5.786s, 2041	7,853,749	1,158,428
IFB Ser. 3852, Class NT, 5.786s, 2041	3,363,499	3,705,534
IFB Ser. 3752, Class PS, IO, 5.786s, 2040	2,613,770	405,605
Ser. 3632, Class CI, IO, 5s, 2038	400,582	22,160
Ser. 3626, Class DI, IO, 5s, 2037	211,304	6,793
Ser. 4122, Class TI, IO, 4 1/2s, 2042	2,360,000	359,192
Ser. 3747, Class HI, IO, 4 1/2s, 2037	374,034	30,639

28	Absolute Return 500 Fund

MORTGAGE-BACKED SECURITIES (13.2%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corp.
Ser. 4116, Class MI, IO, 4s, 2042	$4,770,000	$733,388
Ser. 4090, Class BI, IO, 4s, 2042	1,543,241	174,093
Ser. 4098, Class PI, IO, 4s, 2042	2,264,898	354,457
Ser. 3748, Class NI, IO, 4s, 2034	2,273,361	90,252
Ser. 3751, Class MI, IO, 4s, 2034	206,974	3,653
Ser. T-8, Class A9, IO, 0.298s, 2028	307,930	3,849
Ser. T-59, Class 1AX, IO, 0.274s, 2043	716,796	8,736
Ser. T-48, Class A2, IO, 0.212s, 2033	1,041,044	9,963
Ser. 3206, Class EO, PO, zero %, 2036	108,419	101,721
Ser. 3175, Class MO, PO, zero %, 2036	87,264	81,996
FRB Ser. T-54, Class 2A, IO, zero %, 2043	418,105	65

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.447s, 2035	94,491	171,431
IFB Ser. 05-45, Class DA, 23.647s, 2035	386,215	643,078
IFB Ser. 11-4, Class CS, 12.479s, 2040	1,886,050	2,266,622
IFB Ser. 12-96, Class PS, IO, 6.489s, 2041	3,241,509	675,206
IFB Ser. 12-88, Class SB, IO, 6.459s, 2042	3,316,908	605,800
IFB Ser. 12-75, Class SK, IO, 6.439s, 2041	3,590,725	720,766
IFB Ser. 12-75, Class KS, IO, 6.339s, 2042	2,442,655	438,237
IFB Ser. 11-87, Class HS, IO, 6.289s, 2041	1,893,718	329,507
IFB Ser. 11-67, Class BS, IO, 6.289s, 2041	6,831,780	1,194,263
IFB Ser. 404, Class S13, IO, 6.189s, 2040	125,498	19,269
IFB Ser. 10-35, Class SG, IO, 6.189s, 2040	4,517,863	602,050
IFB Ser. 12-113, Class CS, IO, 5.939s, 2041	1,235,761	240,677
IFB Ser. 12-113, Class SG, IO, 5.889s, 2042	1,315,971	238,770
Ser. 12-132, Class SA, IO, 5s, 2042 ∆	1,743,000	291,168
Ser. 397, Class 2, IO, 5s, 2039	83,358	11,553
Ser. 398, Class C5, IO, 5s, 2039	662,082	66,341
Ser. 10-13, Class EI, IO, 5s, 2038	570,864	24,591
Ser. 12-118, Class IO, IO, 4s, 2042	3,924,000	604,374
Ser. 12-124, Class UI, IO, 4s, 2042	3,540,000	635,430
Ser. 12-118, Class PI, IO, 4s, 2042	2,728,000	468,452
Ser. 12-30, Class PI, IO, 4s, 2042	6,006,794	880,896
Ser. 12-96, Class PI, IO, 4s, 2041	4,885,091	709,755
Ser. 406, Class 2, IO, 4s, 2041	276,165	32,146
Ser. 406, Class 1, IO, 4s, 2041	258,501	32,002
Ser. 409, Class C16, IO, 4s, 2040	1,116,549	112,191
Ser. 98-W2, Class X, IO, 3.355s, 2028	1,965,392	86,600
Ser. 98-W5, Class X, IO, 2.72s, 2028	563,443	24,651
Ser. 03-W10, Class 1, IO, 1.4s, 2043	280,709	12,555
Ser. 03-W1, Class 2A, IO, zero %, 2042	893,673	70

Government National Mortgage Association
IFB Ser. 11-61, Class CS, IO, 6.469s, 2035	10,244,847	1,421,483
IFB Ser. 10-120, Class SB, IO, 5.989s, 2035	375,535	31,076
IFB Ser. 10-20, Class SC, IO, 5.939s, 2040	160,933	26,647
IFB Ser. 11-70, Class SN, IO, 5.686s, 2041	1,439,000	363,535
IFB Ser. 11-70, Class SH, IO, 5.676s, 2041	1,799,000	462,379
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	152,948	23,019
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	1,619,556	260,647
Ser. 10-103, Class DI, IO, 4 1/2s, 2038	6,834,020	726,108

Absolute Return 500 Fund	29

MORTGAGE-BACKED SECURITIES (13.2%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.573s, 2027	$152,078	$1,966
Ser. 98-2, IO, 0.385s, 2027	83,054	1,350
Ser. 98-3, IO, 0.322s, 2027	99,119	1,677
Ser. 98-4, IO, zero %, 2026	120,765	3,321

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3,
IO, 6.038s, 2045	755,111	143,471

		29,211,915
Commercial mortgage-backed securities (5.4%)
Banc of America Commercial Mortgage, Inc.
Ser. 04-3, Class D, 5.604s, 2039	639,000	633,933
Ser. 06-6, Class A2, 5.309s, 2045	1,069,866	1,087,986
FRB Ser. 05-5, Class D, 5.231s, 2045	366,000	320,708
Ser. 04-4, Class B, 4.985s, 2042	563,000	586,570
Ser. 07-1, Class XW, IO, 0.306s, 2049	4,416,821	40,538

Banc of America Commercial Mortgage, Inc. 144A
Ser. 03-1, Class F, 5.507s, 2036	493,000	498,186
Ser. 03-1, Class J, 4.9s, 2036	1,109,000	1,078,613
Ser. 04-4, Class XC, IO, 0.861s, 2042	4,682,351	48,092
Ser. 02-PB2, Class XC, IO, 0.457s, 2035	2,092,087	197

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 5.971s, 2042	270,000	267,592
FRB Ser. 07-PW17, Class AJ, 5.894s, 2050	1,251,000	1,063,350
Ser. 05-PWR7, Class D, 5.304s, 2041	375,000	333,133
FRB Ser. 05-T20, Class C, 5.15s, 2042	350,000	338,184
Ser. 05-PWR9, Class AJ, 4.985s, 2042	300,000	305,190

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3,
Class AJ, 4.96s, 2043	590,000	622,090

Commercial Mortgage Pass-Through Certificates Ser. 05-C6,
Class AJ, 5.209s, 2044 F	873,000	887,512

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4,
Class A2, 5.762s, 2039	649,915	652,019

CS First Boston Mortgage Securities Corp.
Ser. 02-CKN2, Class C1, 6.376s, 2037	965,000	965,000
FRB Ser. 04-C2, Class E, 5.662s, 2036	963,000	1,027,906
FRB Ser. 04-C2, Class D, 5.575s, 2036	567,000	598,362
Ser. 05-C6, Class B, 5.23s, 2040	240,000	222,749
Ser. 05-C5, Class AJ, 5.1s, 2038	499,000	527,543
Ser. 03-CPN1, Class E, 4.891s, 2035	514,000	513,573

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	677,548	735,140
FRB Ser. 03-CK2, Class G, 5.744s, 2036	1,430,000	1,431,617
Ser. 03-C3, Class AX, IO, 1.717s, 2038	6,500,492	17,772

First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class F, 5.35s, 2035	531,000	544,275

First Union National Bank Commercial Mortgage 144A
Ser. 01-C3, Class K, 6.155s, 2033	462,279	462,279

GE Capital Commercial Mortgage Corp.
Ser. 07-C1, Class A3, 5.481s, 2049	914,000	986,470
FRB Ser. 05-C4, Class AJ, 5.307s, 2045	222,000	184,260
FRB Ser. 06-C1, Class AJ, 5.3s, 2044	220,000	195,800

30	Absolute Return 500 Fund

MORTGAGE-BACKED SECURITIES (13.2%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 03-C2, Class H, 5.448s, 2037	$1,231,000	$1,229,030
FRB Ser. 04-C1, Class F, 5.088s, 2038	807,000	804,983

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3,
Class AJ, 4.915s, 2041	792,000	811,811

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 02-C3, Class G, 5.831s, 2039	376,000	373,744
FRB Ser. 03-C2, Class F, 5.473s, 2040	422,000	417,780

Greenwich Capital Commercial Funding Corp. 144A
Ser. 02-C1, Class H, 5.903s, 2035	3,000,000	2,995,641
FRB Ser. 03-C1, Class J, 5.363s, 2035	130,000	131,846
Ser. 03-C1, Class G, 4.773s, 2035	558,000	552,583

GS Mortgage Securities Corp. II
Ser. 06-GG8, Class AJ, 5.622s, 2039	298,000	263,919
Ser. 05-GG4, Class B, 4.841s, 2039	180,000	159,660

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 02-C3, Class D, 5.314s, 2035	843,000	843,000
FRB Ser. 02-C2, Class E, 5.256s, 2034	1,130,000	1,130,000
FRB Ser. 05-LDP3, Class D, 5.194s, 2042	274,000	248,998
FRB Ser. 04-CBX, Class B, 5.021s, 2037	181,000	178,439
Ser. 04-C3, Class B, 4.961s, 2042	427,000	427,214

JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
FRB Ser. 02-CIB5, Class F, 5.83s, 2037	1,017,985	1,059,977
FRB Ser. 01-C1, Class H, 5.626s, 2035	611,985	620,186
FRB Ser. 04-CB8, Class F, 4.853s, 2039	500,000	427,500

Key Commercial Mortgage Ser. 07-SL1, Class A2, 5.513s, 2040	193,958	186,442

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class A2, 5.532s, 2032	9,327	9,324
FRB Ser. 06-C6, Class C, 5.482s, 2039	324,000	274,544
Ser. 04-C8, Class D, 4.946s, 2039	429,000	436,636
Ser. 05-C1, Class D, 4.856s, 2040	478,000	485,600
Ser. 03-C3, Class G, 4.392s, 2037	607,000	609,732
Ser. 07-C2, Class XW, IO, 0.499s, 2040	2,956,626	55,218
Ser. 07-C1, Class XW, IO, 0.457s, 2040	17,647,994	308,840

LB-UBS Commercial Mortgage Trust 144A
Ser. 02-C1, Class K, 6.428s, 2034	777,012	777,012
FRB Ser. 03-C8, Class K, 5.584s, 2037	1,192,000	1,161,008

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 5.805s, 2051 F	282,000	272,037
Ser. 06-C2, Class AJ, 5.802s, 2043	252,000	228,060
Ser. 03-KEY1, Class C, 5.373s, 2035	356,000	361,981
Ser. 04-KEY2, Class B, 4.947s, 2039	674,000	695,703

Merrill Lynch Mortgage Trust 144A Ser. 05-MCP1, Class XC,
IO, 0.198s, 2043	17,085,906	199,427

Morgan Stanley Capital I
FRB Ser. 07-T27, Class AJ, 5.653s, 2042	713,000	704,292
06-HQ10 Ser. 06-HQ10, Class AJ, 5.389s, 2041	301,000	260,365

Morgan Stanley Dean Witter Capital I 144A FRB Ser. 03-HQ2,
Class F, 5.774s, 2035	535,000	533,074

Absolute Return 500 Fund	31

MORTGAGE-BACKED SECURITIES (13.2%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 5.843s, 2043	$439,000	$453,268

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1,
6s, 2030	236,000	251,340

Salomon Brothers Mortgage Securities VII 144A FRB
Ser. 99-C1, Class J, 7s, 2032	903,000	921,191

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4,
Class AJ, 5.585s, 2039	676,000	730,891

Wachovia Bank Commercial Mortgage Trust
Ser. 06-C29, Class AM, 5.339s, 2048	190,000	209,988
Ser. 2004-C12, Class F, 5.308s, 2041	868,000	854,893
Ser. 05-C17, Class B, 5.287s, 2042	1,009,000	1,028,373
Ser. 2003-C8, Class E, 5.076s, 2035	583,000	594,757
FRB Ser. 05-C16, Class D, 5.044s, 2041	230,000	233,910
Ser. 06-C29, IO, 0.387s, 2048	42,191,856	603,765

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C21, Class E, 5.24s, 2044	767,000	710,253
Ser. 07-C31, IO, 0.238s, 2047	62,642,677	508,972

		44,513,846
Residential mortgage-backed securities (non-agency) (4.3%)
Adjustable Rate Mortgage Trust FRB Ser. 06-2, 5.361s, 2036	2,075,000	1,608,125

American Home Mortgage Assets Ser. 07-5, Class XP, IO, PO
3.852s, 2047	3,240,653	379,764

Banc of America Funding Corp.
FRB Ser. 06-G, Class 3A3, 5.817s, 2036	387,072	276,757
FRB Ser. 06-G, Class 2A5, 0.491s, 2036	1,526,589	1,259,436

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15.103s, 2042	260,000	119,600
Ser. 12-RR10, Class 8A2, 4s, 2042	580,000	572,750
Ser. 12-RR10, Class 9A1, 2.665s, 2042 F	350,000	357,000
FRB Ser. 12-RR10, Class 9A2, 2.665s, 2042 F	220,000	154,000
Ser. 12-RR10, Class 4A2, 2.655s, 2036	310,000	232,500

Barclays Capital, LLC Trust 144A
Ser. 09-RR7, Class 1A7, IO, 1.781s, 2046	11,572,730	491,841
Ser. 09-RR7, Class 2A7, IO, 1.574s, 2047	27,007,032	1,158,602

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046	4,872,952	136,930
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036	3,610,952	52,720

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR3, Class 1A2A, 5.589s, 2036	1,173,849	1,068,203
FRB Ser. 07-10, Class 22AA, 3.083s, 2037	2,332,671	1,691,186

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 12-8, Class 1A2, 2.663s, 2035	1,750,000	1,194,375
FRB Ser. 12-7, Class 12A2, 2.629s, 2036	3,000,000	2,137,500

Countrywide Alternative Loan Trust Ser. 07-19, Class 1A34,
6s, 2037	3,290,325	2,566,454

Countrywide Home Loans
Ser. 06-9, Class A2, 6s, 2036	1,384,544	1,222,726
Ser. 07-3, Class A30, 5 3/4s, 2037	265,595	230,825
Ser. 05-24, Class A8, 5 1/2s, 2035	2,478,505	2,342,187

32	Absolute Return 500 Fund

MORTGAGE-BACKED SECURITIES (13.2%)* cont.	Principal amount		Value

Residential mortgage-backed securities (non-agency) cont.
Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X,
IO, 1s, 2036		$3,616,093	$146,813

Harborview Mortgage Loan Trust FRB Ser. 05-8, Class 1A2A,
0.542s, 2035		1,659,670	1,146,412

JPMorgan Mortgage Trust FRB Ser. 07-A4, Class 2A1,
5.584s, 2037		838,854	713,026

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X,
IO, PO, 0.8s, 2047		2,501,051	75,032

Structured Asset Mortgage Investments, Inc. Ser. 06-AR8,
Class X, IO, 0.4s, 2036		10,668,970	173,904

WAMU Mortgage Pass-Through Certificates
FRB Ser. 07-HY3, Class 4A1, 2.763s, 2037		1,991,165	1,732,314
FRB Ser. 06-AR1, Class 2A1B, 1.224s, 2046		1,794,762	1,561,443
FRB Ser. 06-AR15, Class 1A, 0.994s, 2046		488,909	371,571
FRB Ser. 2004-AR13, Class A1B2, 0.74s, 2034		660,355	561,302
FRB Ser. 05-AR11, Class A1C3, 0.721s, 2045		2,981,645	2,087,152
FRB Ser. 05-AR17, Class A1C4, 0.611s, 2045		2,905,203	1,452,602
FRB Ser. 05-AR15, Class A1A2, 0.491s, 2045		2,107,263	1,749,028

Wells Fargo Mortgage Backed Securities Trust
Ser. 07-8, Class 2A8, 6s, 2037		1,706,435	1,710,701
FRB Ser. 06-AR1, Class 2A5, 5.359s, 2036		1,000,000	980,000
FRB Ser. 06-AR10, Class 5A1, 2.614s, 2036		1,191,392	1,012,683
FRB Ser. 06-AR13, Class A4, 2.613s, 2036		1,468,002	1,225,782

			35,953,246

Total mortgage-backed securities (cost $106,011,700)			$109,679,007

CORPORATE BONDS AND NOTES (13.2%)*	Principal amount		Value

Basic materials (0.7%)
Alcoa, Inc. sr. unsec. unsub. notes 5.55s, 2017		$339,000	$375,788

ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018 (France)		339,000	337,877

BHP Billiton Finance USA, Ltd. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2014 (Australia)		339,000	362,486

Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s, 2015		565,000	628,813

E.I. du Pont de Nemours & Co. sr. unsec.
unsub. notes 3 1/4s, 2015		452,000	479,981

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC
company guaranty sr. notes FRN 4.935s, 2014		400,000	374,000

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015
(United Kingdom)		1,020,000	1,081,200

Momentive Performance Materials, Inc. company
guaranty sr. notes 12 1/2s, 2014		647,000	669,645

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec.
notes 9s, 2019 (Australia)		445,000	610,974

SGL Carbon SE company guaranty sr. sub. notes FRN
Ser. EMTN, 1.599s, 2015 (Germany)	EUR	100,000	127,234

Vale Overseas, Ltd. company guaranty sr. unsec.
unsub. notes 6 1/4s, 2017		$395,000	458,464

			5,506,462

Absolute Return 500 Fund	33

CORPORATE BONDS AND NOTES (13.2%)* cont.	Principal amount		Value

Capital goods (0.2%)
Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019		$200,000	$238,078

Boeing Co. (The) sr. unsec. unsub. notes 3 1/2s, 2015		252,000	269,219

Caterpillar Financial Services Corp. sr. unsec.
notes 6 1/8s, 2014		616,000	660,140

Deere & Co. sr. unsec. notes 6.95s, 2014		252,000	275,870

General Cable Corp. company guaranty sr. unsec.
unsub. notes FRN 2.735s, 2015		85,000	81,388

United Technologies Corp. sr. unsec. unsub. notes 4 7/8s, 2015		452,000	501,090

			2,025,785
Communication services (1.9%)
America Movil SAB de CV company guaranty unsec.
unsub. notes 5 1/2s, 2014 (Mexico)		339,000	359,980

AT&T, Inc. sr. unsec. unsub. notes 2 1/2s, 2015		2,579,000	2,716,701

Cellco Partnership/Verizon Wireless Capital, LLC sr. unsec.
unsub. notes 5.55s, 2014		452,000	479,076

Comcast Corp. company guaranty sr. unsec.
unsub. bonds 6 1/2s, 2017		1,125,000	1,372,556

Cricket Communications, Inc. company
guaranty sr. unsub. notes 7 3/4s, 2016		380,000	401,850

Crown Castle International Corp. 144A sr. unsec.
notes 5 1/4s, 2023		840,000	869,400

Deutsche Telekom International Finance BV company
guaranty sr. unsec. unsub. notes 5 3/4s, 2016 (Netherlands)		452,000	517,308

Digicel Group, Ltd. 144A sr. unsec. notes 12s, 2014 (Jamaica)		1,500,000	1,657,500

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 10s, 2016		245,000	243,163

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017		290,000	312,475

Qwest Corp. sr. unsec. unsub. notes 6 1/2s, 2017		510,000	598,454

Sprint Nextel Corp. sr. unsec. notes 6s, 2016		265,000	284,875

Telecom Italia Capital SA company guaranty 5 1/4s, 2015 (Italy)		508,000	537,845

Telefonica Emisones SAU company guaranty 6.421s,
2016 (Spain)		250,000	271,632

Telefonica Emisones SAU company guaranty sr. unsec.
notes 4.949s, 2015 (Spain)		315,000	328,388

Telenet Finance V Luxembourg SCA 144A bonds 6 1/4s, 2022
(Luxembourg)		185,000	245,183

Telenet Finance V Luxembourg SCA 144A bonds 6 3/4s, 2024
(Luxembourg)	EUR	130,000	172,712

Time Warner Cable, Inc. company guaranty sr. unsec.
notes 5.85s, 2017		$955,000	1,142,721

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A
company guaranty sr. notes 7 1/2s, 2019 (Germany)		560,000	613,542

Verizon Communications, Inc. sr. unsec. notes 5.55s, 2016		1,459,000	1,679,413

Vodafone Group PLC sr. unsec. unsub. notes 5 5/8s, 2017
(United Kingdom)		508,000	603,456

Wind Acquisition Finance SA company
guaranty sr. notes Ser. REGS, 7 3/8s, 2018 (Luxembourg)	EUR	190,000	237,445

Wind Acquisition Finance SA 144A company
guaranty sr. notes 7 1/4s, 2018 (Luxembourg)		$335,000	326,625

			15,972,300

34	Absolute Return 500 Fund

CORPORATE BONDS AND NOTES (13.2%)* cont.	Principal amount		Value

Consumer cyclicals (0.9%)
Caesars Entertainment Operating Co., Inc.
sr. notes 11 1/4s, 2017		$890,000	$963,425

Daimler Finance North America, LLC company guaranty
6 1/2s, 2013		282,000	298,744

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016		282,000	324,793

Interpublic Group of Companies, Inc. (The) sr. unsec.
notes 6 1/4s, 2014		231,000	249,480

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014		405,000	449,550

MGM Resorts International sr. notes 10 3/8s, 2014		180,000	202,275

News America, Inc. sr. unsec. notes company
guaranty 4 1/2s, 2021		452,000	516,443

Owens Corning company guaranty sr. unsec. notes 9s, 2019		210,000	267,750

QVC, Inc. 144A sr. notes 7 1/8s, 2017		475,000	501,673

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020		200,000	224,500

Target Corp. sr. unsec. notes 5 3/8s, 2017		452,000	537,826

Time Warner, Inc. company guaranty sr. unsec. notes
5 7/8s, 2016		729,000	862,769

Travelport, LLC company guaranty sr. unsec.
unsub. notes 9 7/8s, 2014		125,000	96,563

TRW Automotive, Inc. 144A company guaranty sr. unsec.
unsub. notes 7s, 2014		1,000,000	1,056,250

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 3.2s, 2014		1,068,000	1,113,250

			7,665,291
Consumer staples (0.9%)
Altria Group, Inc. company guaranty sr. unsec.
notes 4 1/8s, 2015		663,000	726,368

Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 4 1/8s, 2015		616,000	663,404

Coca-Cola Co. (The) sr. unsec. notes 1.8s, 2016		282,000	292,431

Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016		260,000	300,300

CVS Corp. sr. unsec. notes 5 3/4s, 2017		395,000	475,603

Diageo Capital PLC company guaranty sr. unsec.
unsub. notes 5 3/4s, 2017 (United Kingdom)		339,000	412,878

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015
(Netherlands)	EUR	500,000	701,314

Kraft Foods, Inc. sr. unsec. unsub. notes 4 1/8s, 2016		$1,068,000	1,178,450

Kroger Co. company guaranty sr. unsec. unsub. notes
6.4s, 2017		282,000	342,637

PepsiCo, Inc. sr. unsec. unsub. notes 3.1s, 2015		786,000	828,770

Philip Morris International, Inc. sr. unsec.
unsub. notes 5.65s, 2018		339,000	416,125

Procter & Gamble Co. (The) sr. unsec. notes 3 1/2s, 2015		452,000	481,607

Revlon Consumer Products Corp. company
guaranty notes 9 3/4s, 2015		300,000	316,125

			7,136,012
Energy (1.3%)
Anadarko Petroleum Corp. sr. notes 5.95s, 2016		285,000	332,404

BP Capital Markets PLC company guaranty sr. unsec.
notes 3 7/8s, 2015 (United Kingdom)		252,000	270,654

Absolute Return 500 Fund	35

CORPORATE BONDS AND NOTES (13.2%)* cont.	Principal amount	Value

Energy cont.
BP Capital Markets PLC company guaranty sr. unsec.
unsub. notes 4 1/2s, 2020 (United Kingdom)	$200,000	$234,856

Chesapeake Energy Corp. company guaranty sr. unsec.
notes 9 1/2s, 2015	490,000	548,800

Comstock Resources, Inc. company
guaranty sr. unsub. notes 8 3/8s, 2017	560,000	586,600

ConocoPhillips company guaranty sr. unsec. notes 4.6s, 2015	899,000	977,684

EnCana Holdings Finance Corp. company guaranty sr. unsec.
unsub. notes 5.8s, 2014 (Canada)	395,000	423,103

Forest Oil Corp. company guaranty sr. unsec. notes 8 1/2s, 2014	483,000	520,433

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014
(Russia)	500,000	555,800

Hercules Offshore, Inc. 144A company
guaranty sr. notes 7 1/8s, 2017	100,000	103,000

Peabody Energy Corp. company guaranty sr. unsec.
notes 7 3/8s, 2016	65,000	74,425

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014
(Venezuela)	2,295,000	2,122,462

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	225,000	231,750

Shell International Finance BV company guaranty sr. unsec.
notes 3.1s, 2015 (Netherlands)	786,000	838,531

Whiting Petroleum Corp. company guaranty 7s, 2014	125,000	131,250

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017	2,000,000	2,135,000

XTO Energy, Inc. sr. unsec. unsub. notes 6 1/4s, 2017	339,000	422,681

		10,509,433
Financials (4.6%)
Air Lease Corp. 144A company guaranty sr. unsec.
notes 4 1/2s, 2016	1,000,000	1,000,000

Allstate Corp. (The) sr. unsec. unsub. notes 5s, 2014	339,000	364,612

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes FRN 2.618s, 2014	1,500,000	1,482,362

American Express Credit Corp. sr. unsec.
unsub. notes 5 1/8s, 2014	1,012,000	1,092,481

American International Group, Inc. sr. unsec.
notes Ser. MTN, 5.45s, 2017	565,000	646,878

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017	3,585,000	4,152,473

Bank of New York Mellon Corp. (The) sr. unsec.
unsub. notes 1.969s, 2017	450,000	465,531

Barclays Bank PLC sr. unsec. unsub. notes 5.2s, 2014
(United Kingdom)	616,000	658,625

BB&T Corp. unsec. sub. notes 5.2s, 2015	339,000	379,793

Berkshire Hathaway, Inc. sr. unsec. unsub. notes 3.2s, 2015	1,233,000	1,304,197

Capital One Financial Corp. sr. unsec. unsub. notes 6 3/4s, 2017	452,000	556,273

CB Richard Ellis Services, Inc. company guaranty sr. unsec.
sub. notes 11 5/8s, 2017	335,000	372,688

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018	900,000	956,250

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	380,000	454,060

Credit Suisse Guernsey sr. unsec. notes 5 1/2s, 2014	1,402,000	1,494,898

Deutsche Bank AG sr. unsec. notes 6s, 2017 (United Kingdom)	616,000	740,178

E*Trade Financial Corp. sr. notes 6 3/4s, 2016	480,000	510,000

36	Absolute Return 500 Fund

CORPORATE BONDS AND NOTES (13.2%)* cont.	Principal amount		Value

Financials cont.
General Electric Capital Corp. sr. unsec. unsub. notes 6s, 2019		$3,535,000	$4,330,057

Goldman Sachs Group, Inc. (The) sr. unsec. notes 6 1/4s, 2017		2,748,000	3,228,996

Hartford Financial Services Group, Inc. (The) jr. unsec.
sub. debs. FRB 8 1/8s, 2038		530,000	618,113

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021		740,000	875,668

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
company guaranty sr. unsec. notes 7 3/4s, 2016		300,000	313,500

JPMorgan Chase & Co. sr. unsec. unsub. notes 3.7s, 2015		3,031,000	3,209,268

MetLife, Inc. sr. unsec. 6 3/4s, 2016		452,000	540,071

PNC Funding Corp. bank guaranty sr. unsec. notes 3 5/8s, 2015		283,000	301,974

Prudential Financial, Inc. sr. disc. unsec.
unsub. notes Ser. MTN, 4 3/4s, 2015		565,000	624,214

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022 R		395,000	422,806

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018		395,000	469,430

UBS AG/Stamford CT sr. unsec. notes Ser. DPNT, 3 7/8s, 2015		300,000	318,200

US Bancorp sr. unsec. unsub. notes 2.45s, 2015		452,000	472,917

Vnesheconombank Via VEB Finance PLC 144A bank guaranty,
sr. unsec. unsub. bonds 6.8s, 2025 (Russia)		250,000	295,940

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035
(Russia)		500,000	532,615

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 7/8s, 2018 (Russia)		1,600,000	1,726,176

Wells Fargo & Co. sr. unsec. unsub. notes 5 5/8s, 2017		2,301,000	2,754,677

Westpac Banking Corp. sr. unsec. unsub. notes 3s, 2015
(Australia)		395,000	416,793

			38,082,714
Health care (1.1%)
Abbott Laboratories sr. unsec. notes 5 7/8s, 2016		508,000	596,239

Amgen, Inc. sr. unsec. notes 5.85s, 2017		339,000	408,673

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)		339,000	415,541

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021		305,000	341,329

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017
(Luxembourg)	EUR	415,000	574,318

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015		$235,000	269,663

GlaxoSmith Kline Capital, Inc. company guaranty sr. unsec.
unsub. notes 4 3/8s, 2014		452,000	477,479

HCA, Inc. sr. notes 6 1/2s, 2020		610,000	672,525

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017		1,240,000	1,292,700

Merck & Co., Inc. sr. unsec. notes 4s, 2015		508,000	553,667

Novartis Capital Corp. company guaranty sr. unsec.
notes 2.9s, 2015		452,000	477,945

Pfizer, Inc. sr. unsec. notes 5.35s, 2015		1,068,000	1,186,750

Service Corporation International sr. notes 7s, 2017		170,000	194,650

Service Corporation International sr. unsec. notes 7 3/8s, 2014		180,000	197,100

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		665,000	718,200

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019		40,000	44,700

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018		339,000	415,638

WellPoint, Inc. unsec. unsub. notes 5 1/4s, 2016		157,000	175,789

			9,012,906

Absolute Return 500 Fund	37

CORPORATE BONDS AND NOTES (13.2%)* cont.	Principal amount	Value

Technology (0.4%)
Cisco Systems, Inc. sr. unsec. unsub. notes 5 1/2s, 2016	$508,000	$587,967

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014	452,000	478,734

IBM Corp. sr. unsec. notes 5.7s, 2017	673,000	820,303

Oracle Corp. sr. unsec. notes 5 1/4s, 2016	616,000	704,065

Seagate Technology International 144A company
guaranty sr. notes 10s, 2014 (Cayman Islands)	222,000	240,870

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015	395,000	418,924

		3,250,863
Transportation (—%)
United Parcel Service, Inc. sr. unsec. unsub. notes 3 7/8s, 2014	339,000	355,862

		355,862
Utilities and power (1.2%)
AES Corp. (The) sr. unsec. unsub. notes 9 3/4s, 2016	210,000	251,213

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	1,035,000	1,183,781

Appalachian Power Co. sr. unsec. unsub. notes 7s, 2038	189,000	267,621

Carolina Power & Light Co. 1st mtge. bonds 5.3s, 2019	280,000	342,041

Consolidated Edison Co. of New York sr. unsec.
notes 7 1/8s, 2018	157,000	205,251

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A,
6s, 2017	880,000	1,069,482

Duke Energy Corp. sr. unsec. unsub. notes 6.3s, 2014	880,000	941,411

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	350,000	175,875

El Paso Corp. sr. unsec. notes 7s, 2017	225,000	257,071

Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. bonds Ser. L, 6.3s, 2017	395,000	484,286

Exelon Corp. sr. unsec. notes 4.9s, 2015	827,000	909,237

FirstEnergy Corp. sr. unsec. unsub. notes Ser. C, 7 3/8s, 2031	220,000	297,397

FPL Group Capital, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2015	282,000	339,500

Kinder Morgan Energy Partners LP notes 6s, 2017	452,000	534,914

National Rural Utilities Cooperative Finance Corp.
sr. bonds 10 3/8s, 2018	226,000	336,126

Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018	315,000	433,984

Pacific Gas & Electric Co. sr. unsec. bonds 4.8s, 2014	220,000	231,966

Southern Power Co. sr. unsec. notes Ser. D, 4 7/8s, 2015	339,000	373,069

Texas-New Mexico Power Co. 144A 1st mtge. bonds 9 1/2s, 2019	275,000	372,407

TransCanada Pipelines, Ltd. sr. unsec. unsub. notes 6 1/2s,
2018 (Canada)	395,000	493,107

		9,499,739

Total corporate bonds and notes (cost $103,215,532)		$109,017,367

SENIOR LOANS (8.2%)* [c]	Principal amount	Value

Basic materials (0.4%)
Fortescue Metals Group, Ltd. bank term loan FRN Class B,
5 1/4s, 2017 (Australia)	$840,000	$835,669

INEOS Group Holdings, Ltd. bank term loan FRN Ser. B,
6 1/2s, 2018 (United Kingdom)	497,500	503,922

Momentive Performance Materials, Inc. bank term loan FRN
Ser. B3, 3 3/4s, 2015	746,250	742,519

38	Absolute Return 500 Fund

SENIOR LOANS (8.2%)* [c] cont.	Principal amount		Value

Basic materials cont.
Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017		$462,950	$454,270

Styron Corp. bank term loan FRN 8s, 2017		326,581	311,170

			2,847,550
Capital goods (0.4%)
ADS Waste Holdings, Inc. bank term loan FRN Class B,
5 1/4s, 2019		500,000	503,959

Generac Power Systems, Inc. bank term loan FRN Class B,
6 1/4s, 2018		997,500	1,017,450

Husky Injection Molding Systems, Ltd. bank term loan FRN
Class B, 5 3/4s, 2018 (Canada)		464,368	470,027

Kloeckner Pentaplast GmbH & Co. KG bank term loan FRN
Ser. B, 6 3/4s, 2016 (Germany)		374,063	377,336

Reynolds Group Holdings, Inc. bank term loan FRN Class B,
4 3/4s, 2018		600,000	601,797

SRAM Corp. bank term loan FRN 8 1/2s, 2018		500,000	507,500

SRAM Corp. bank term loan FRN 4.793s, 2018		169,850	171,124

			3,649,193
Communication services (1.0%)
Asurion Corp. bank term loan FRN Ser. B, 5 1/2s, 2018		1,264,875	1,271,831

Atlantic Broadband Finance, LLC bank term loan FRN
5 1/4s, 2019		995,000	998,198

Crown Castle Operating Co. bank term loan FRN Class B,
4s, 2019		992,500	996,842

Intelsat Jackson Holdings SA bank term loan FRN 4 1/2s,
2018 (Bermuda)		1,480,631	1,489,885

Level 3 Financing, Inc. bank term loan FRN Class B2,
4 3/4s, 2019		1,000,000	1,003,500

SBA Senior Finance II, LLC bank term loan FRN Ser. B,
3 3/4s, 2018		493,750	493,750

Wide Open West Finance, LLC bank term loan FRN 6 1/4s, 2018		798,000	804,076

Zayo Group, LLC bank term loan FRN Class B, 5 1/4s, 2019		997,500	1,002,488

			8,060,570
Consumer cyclicals (2.0%)
Academy, Ltd. bank term loan FRN 6s, 2018		990,000	990,275

AMC Entertainment, Inc. bank term loan FRN Ser. B3,
4 3/4s, 2018		992,500	998,696

Aot Bedding Super Holdings, LLC bank term loan FRN 5s, 2019		465,000	464,419

Burlington Coat Factory Warehouse Corp. bank term loan FRN
Ser. B1, 5 1/2s, 2017		235,125	236,721

Caesars Entertainment Operating Co., Inc. bank term loan
FRN Ser. B6, 5.461s, 2018		600,000	538,166

Cumulus Media Holdings, Inc. bank term loan FRN 5 3/4s, 2018		793,359	796,611

Gateway Casinos & Entertainment, Inc. bank term loan FRN
Ser. B1, 6s, 2016	CAD	1,580,468	1,572,556

Goodman Global, Inc. bank term loan FRN 9s, 2017		$54,091	54,443

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016		247,581	247,650

Interactive Data Corp. bank term loan FRN 4 1/2s, 2018		685,009	688,256

Isle of Capri Casinos, Inc. bank term loan FRN 4 3/4s, 2017		847,100	853,806

J. Crew Group, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018		985,000	985,000

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018		652,659	651,190

Absolute Return 500 Fund	39

SENIOR LOANS (8.2%)* [c] cont.	Principal amount	Value

Consumer cyclicals cont.
Lord & Taylor, LLC bank term loan FRN 5 3/4s, 2018	$275,405	$276,610

Motor City Casino bank term loan FRN 6s, 2017	900,447	905,512

Neiman Marcus Group, Inc. (The) bank term loan FRN
4 3/4s, 2018	1,280,000	1,281,746

Nortek, Inc. bank term loan FRN Class B, 5 1/4s, 2017	83,373	83,512

Peninsula Gaming, LLC bank term loan FRN Ser. B,
5 3/4s, 2017	1,500,000	1,516,875

PETCO Animal Supplies, Inc. bank term loan FRN 4 1/2s, 2017	980,000	983,871

Realogy Corp. bank term loan FRN Ser. B, 4.464s, 2016	263,723	262,844

Roofing Supply Group, LLC bank term loan FRN Class B,
5.54s, 2019	1,000,000	1,000,000

Spectrum Brands Holdings, Inc. bank term loan FRN
5.02s, 2016	544,376	544,764

Thomson Learning bank term loan FRN Ser. B, 2.47s, 2014	691,515	658,020

		16,591,543
Consumer staples (0.8%)
Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018	941,993	939,167

Landry’s, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017	1,194,000	1,204,696

Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp.
bank term loan FRN Ser. F, 4 3/4s, 2018	997,500	999,163

Revlon Consumer Products Corp. bank term loan FRN
4 3/4s, 2017	1,481,250	1,481,945

Rite Aid Corp. bank term loan FRN 4 1/2s, 2018	967,008	962,172

Wendy’s International, Inc. bank term loan FRN Ser. B,
4 3/4s, 2019	645,000	649,972

		6,237,115
Energy (0.3%)
Chesapeake Energy Corp. bank term loan FRN 8 1/2s, 2017	182,899	183,128

Frac Tech International, LLC bank term loan FRN Ser. B,
8 1/2s, 2016	411,115	368,976

Plains Exploration & Production Co. bank term loan FRN
Class B, 4s, 2019	900,000	902,893

Vantage Drilling Co. bank term loan FRN Class B, 6 1/4s, 2017	1,335,000	1,289,944

		2,744,941
Financials (0.7%)
CNO Financial Group, Inc. bank term loan FRN Class B2,
5s, 2018	1,250,000	1,256,250

iStar Financial, Inc. bank term loan FRN 5 3/4s, 2017	815,000	812,963

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017	960,000	991,200

Nuveen Investments, Inc. bank term loan FRN 8 1/4s, 2019	1,125,000	1,133,438

Nuveen Investments, Inc. bank term loan FRN Ser. B,
5.899s, 2017	517,286	516,317

Nuveen Investments, Inc. bank term loan FRN Ser. B,
5.899s, 2017	442,714	442,437

Ocwen Financial Corp. bank term loan FRN Ser. B, 7s, 2016	500,442	500,442

		5,653,047

40	Absolute Return 500 Fund

SENIOR LOANS (8.2%)* [c] cont.	Principal amount	Value

Health care (1.6%)
Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015	$726,833	$726,833

Capsugel Holdings US, Inc. bank term loan FRN Class B,
4 3/4s, 2018	974,857	980,079

Emergency Medical Services Corp. bank term loan FRN Ser. B,
5 1/4s, 2018	487,202	490,978

Grifols, Inc. bank term loan FRN Ser. B, 4 1/2s, 2017	1,099,889	1,109,513

Health Management Associates, Inc. bank term loan FRN
Ser. B, 4 1/2s, 2018	1,116,563	1,124,466

Hologic, Inc. bank term loan FRN Class B, 4 1/2s, 2019	1,122,188	1,133,877

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018	1,060,184	1,061,952

Kinetic Concepts, Inc. bank term loan FRN Ser. B, 7s, 2018	1,240,625	1,254,582

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017	1,026,455	1,028,593

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B,
5s, 2019	375,000	374,063

Pharmaceutical Product Development, Inc. bank term loan FRN
Ser. B, 6 1/4s, 2018	635,200	642,346

Quintiles Transnational Corp. bank term loan FRN Ser. B,
5s, 2018	987,500	991,697

Quintiles Transnational Holdings, Inc. bank term loan FRN
7 1/2s, 2017 ‡‡	425,000	428,188

Valeant Pharmaceuticals International, Inc. bank term loan
FRN Class C, 4 1/4s, 2019 (Canada)	800,000	802,400

Valeant Pharmaceuticals International, Inc. bank term loan
FRN Class D, 4 1/4s, 2019 (Canada)	800,000	802,200

		12,951,767
Technology (0.5%)
Eagle Parent, Inc. bank term loan FRN 5s, 2018	987,500	991,697

First Data Corp. bank term loan FRN 4.211s, 2018	1,500,000	1,432,734

Lawson Software bank term loan FRN Class B2, 5 1/4s, 2018	997,500	1,006,852

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 5s, 2017	987,525	991,228

		4,422,511
Transportation (0.1%)
Swift Transportation Company, LLC bank term loan FRN
Ser. B2, 5s, 2017	1,146,856	1,152,181

		1,152,181
Utilities and power (0.4%)
AES Corp. (The) bank term loan FRN Ser. B, 4 1/4s, 2018	492,500	494,963

Calpine Corp. bank term loan FRN Ser. B, 4 1/2s, 2018	1,000	1,002

Energy Transfer Equity LP bank term loan FRN Ser. B,
3 3/4s, 2017	1,285,000	1,282,502

EP Energy/EP Energy Finance, Inc. bank term loan FRN
5s, 2018	1,000,000	1,005,625

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.749s, 2017	920,555	593,758

		3,377,850

Total senior loans (cost $67,320,937)		$67,688,268

Absolute Return 500 Fund	41

COMMODITY LINKED NOTES (3.4%)*		Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A,
1-month LIBOR less 0.16%, 2013 (Indexed to the DB Custom
Commodity Index: 75% S&P GSCI Gold Index TR and 25% S&P
GSCI Light Energy Index TR multiplied by 3) (United Kingdom)		$3,539,000	$4,417,380

Deutsche Bank AG/London 144A sr. unsec. notes Ser. 00DL,
1-month LIBOR less 0.16%, 2013 (Indexed to the DB
Commodity Booster OYE Benchmark Light Energy TR Index
multiplied by 3) (United Kingdom)		2,715,000	2,485,583

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A,
1-month LIBOR less 0.16%, 2013 (Indexed to the S&P GSCI TR
Index multiplied by 3) (United Kingdom)		1,800,000	1,520,100

UBS AG/London 144A notes 1-month LIBOR less 0.10%, 2013
(Indexed to the UBS Custom Commodity Index: 75% S&P GSCI
Gold Index TR and 25% S&P GSCI Light Energy Index TR
multiplied by 3) (Jersey)		3,539,000	4,419,506

UBS AG/London 144A sr. notes, 1-month LIBOR less 0.10%,
2013 (Indexed to the S&P GSCI TR Index multiplied by 3) (Jersey)		1,800,000	1,525,239

UBS AG/London 144A notes 1-month LIBOR less 0.10%, 2013
(Indexed to the UBSIF3AT Index multiplied by 3) (Jersey)		13,651,000	13,712,154

Total commodity Linked Notes (cost $27,044,000)			$28,079,962

INVESTMENT COMPANIES (1.1%)*		Shares	Value

PowerShares DB Gold Fund †		148,705	$8,798,875

Total investment companies (cost $8,256,102)			$8,798,875

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (1.0%)*		Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017		$325,000	$237,250

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013		1,405,000	1,306,650

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015		4,415,000	3,653,413

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021		240,000	272,021

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017		650,000	715,544

Ukraine (Government of) Financing of Infrastructural Projects
State Enterprise 144A govt. guaranty notes 8 3/8s, 2017		200,000	190,000

Ukraine (Government of) 144A sr. unsec. notes 7.95s, 2021		215,000	226,638

Ukraine (Government of) 144A sr. unsec. unsub. notes
7.65s, 2013		1,800,000	1,811,682

Total foreign government and agency bonds and notes (cost $9,134,323)			$8,413,198

PURCHASED SWAP OPTIONS OUTSTANDING (0.2%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Barclay’s Bank PLC

(1.75)/3 month USD-LIBOR-BBA/Dec-22	Dec-12/1.75	$2,216,000	$25,107

1.75/3 month USD-LIBOR-BBA/Dec-22	Dec-12/1.75	2,216,000	22,160

Credit Suisse International

(2.25)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/2.25	42,697,000	257,804

42	Absolute Return 500 Fund

PURCHASED SWAP OPTIONS OUTSTANDING (0.2%)* cont.
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Deutsche Bank AG

(2.25)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/2.25	$42,697,000	$257,804

2.27/3 month USD-LIBOR-BBA/Dec-22	Dec-12/2.27	2,495,000	121,357

Goldman Sachs International

(2.25)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/2.25	42,697,000	257,804

1.8625/3 month USD-LIBOR-BBA/Jan-23	Jan-13/1.8625	3,363,000	57,339

1.855/3 month USD-LIBOR-BBA/Dec-22	Dec-12/1.855	3,363,000	54,346

2.325/3 month USD-LIBOR-BBA/Dec-22	Dec-12/2.325	1,917,000	102,694

(2.325)/3 month USD-LIBOR-BBA/Dec-22	Dec-12/2.325	1,917,000	1,840

2.3675/3 month USD-LIBOR-BBA/Dec-22	Dec-12/2.3675	2,495,000	143,213

2.8825/3 month USD-LIBOR-BBA/Dec-42	Dec-12/2.8825	3,799,000	251,380

(2.8825)/3 month USD-LIBOR-BBA/Dec-42	Dec-12/2.8825	3,799,000	25,073

1.845/3 month USD-LIBOR-BBA/Dec-22	Dec-12/1.845	3,363,000	49,033

1.835/3 month USD-LIBOR-BBA/Nov-22	Nov-12/1.835	3,363,000	41,903

Total purchased swap options outstanding (cost $2,630,911)			$1,668,857

PURCHASED EQUITY OPTIONS OUTSTANDING (0.4%)*
	Expiration	Contract
	date/strike	amount	Value

SPDR S&P 500 ETF Trust (Put)	Oct-13/$123.00	193,816	$1,087,963

SPDR S&P 500 ETF Trust (Put)	Sep-13/125.00	99,304	558,347

SPDR S&P 500 ETF Trust (Put)	Aug-13/115.00	77,585	239,262

SPDR S&P 500 ETF Trust (Put)	Jul-13/115.00	97,160	261,135

SPDR S&P 500 ETF Trust (Put)	Jun-13/110.00	124,763	229,782

SPDR S&P 500 ETF Trust (Put)	May-13/108.00	124,563	154,671

SPDR S&P 500 ETF Trust (Put)	Apr-13/117.00	162,261	272,086

SPDR S&P 500 ETF Trust (Put)	Mar-13/116.00	122,681	139,278

SPDR S&P 500 ETF Trust (Put)	Feb-13/115.00	104,834	73,501

SPDR S&P 500 ETF Trust (Put)	Jan-13/110.00	88,643	24,596

SPDR S&P 500 ETF Trust (Put)	Dec-12/102.00	147,770	7,434

SPDR S&P 500 ETF Trust (Put)	Nov-12/99.00	111,210	1

Total purchased equity options outstanding (cost $8,111,542)			$3,048,056

SHORT-TERM INVESTMENTS (33.9%)*	Principal amount/shares		Value

U.S. Treasury Bills with effective yields ranging from
0.155% to 0.180%, August 22, 2013 ##		$28,000,000	$27,962,312

U.S. Treasury Bills with effective yields ranging from
0.152% to 0.178%, July 25, 2013 #		19,000,000	18,977,219

U.S. Treasury Bills with an effective yield of 0.175%,
October 17, 2013 ##		10,000,000	9,983,260

U.S. Treasury Bills with effective yields ranging from
0.168% to 0.173%, May 2, 2013 #		32,000,000	31,974,944

U.S. Treasury Bills with an effective yield of 0.167%,
May 30, 2013		10,000,000	9,990,820

U.S. Treasury Bills with effective yields ranging from
0.136% to 0.163%, April 4, 2013		35,000,000	34,979,805

Absolute Return 500 Fund	43

SHORT-TERM INVESTMENTS (33.9%)* cont.	Principal amount/shares	Value

U.S. Treasury Bills with an effective yield of 0.161%,
June 27, 2013	$20,000,000	$19,979,200

U.S. Treasury Bills with an effective yield of 0.144%,
February 7, 2013	8,000,000	7,997,552

U.S. Treasury Bills with an effective yield of 0.100%,
November 15, 2012 #	20,000,000	19,999,218

Putnam Money Market Liquidity Fund 0.16% L	92,324,710	92,324,710

SSgA Prime Money Market Fund 0.12% P	6,512,991	6,512,991

Total short-term investments (cost $280,671,804)		$280,682,031

TOTAL INVESTMENTS

Total investments (cost $946,962,878)		$990,332,627

Key to holding’s currency abbreviations

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound

Key to holding’s abbreviations

ADS	American Depository Shares: represents ownership of foreign securities on deposit with a custodian bank
EMTN	Euro Medium Term Notes
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2011 through October 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $828,585,249.

† Non-income-producing security.

‡ Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $368,805, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

44	Absolute Return 500 Fund

∆ Forward commitment, in part or in entirety (Note 1).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

E Extended settlement date on premium.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

i Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 6). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $604,801,289 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 10/31/12 (aggregate face value $120,900,846)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Swiss Franc	Buy	11/21/12	$394,614	$391,584	$3,030

Barclays Bank PLC

	Australian Dollar	Buy	11/21/12	2,695,914	2,682,770	13,144

	Brazilian Real	Buy	11/21/12	495,294	493,249	2,045

	British Pound	Sell	11/21/12	1,560,234	1,549,831	(10,403)

	Canadian Dollar	Sell	11/21/12	2,429,065	2,463,086	34,021

	Chilean Peso	Buy	11/21/12	77,841	77,914	(73)

	Chilean Peso	Sell	11/21/12	77,841	78,847	1,006

	Euro	Buy	11/21/12	2,146,001	2,146,690	(689)

	Indonesian Rupiah	Sell	11/21/12	246,327	245,011	(1,316)

	Japanese Yen	Sell	11/21/12	1,642,141	1,659,377	17,236

	Mexican Peso	Buy	11/21/12	484,014	494,589	(10,575)

	New Zealand Dollar	Sell	11/21/12	259,729	260,877	1,148

	Norwegian Krone	Buy	11/21/12	2,489,229	2,492,571	(3,342)

	Polish Zloty	Buy	11/21/12	709,164	716,985	(7,821)

	Singapore Dollar	Sell	11/21/12	641,486	636,169	(5,317)

	South African Rand	Buy	11/21/12	124,886	123,819	1,067

	South African Rand	Sell	11/21/12	124,886	125,104	218

	Swedish Krona	Sell	11/21/12	151,192	140,998	(10,194)

Absolute Return 500 Fund	45

FORWARD CURRENCY CONTRACTS at 10/31/12 (aggregate face value $120,900,846) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC cont.

	Taiwan Dollar	Buy	11/21/12	$246,432	$248,298	$(1,866)

	Thai Baht	Buy	11/21/12	313,181	312,492	689

	Turkish Lira	Buy	11/21/12	1,172,459	1,169,571	2,888

Citibank, N.A.

	Australian Dollar	Buy	11/21/12	1,667,093	1,663,890	3,203

	Brazilian Real	Buy	11/21/12	495,196	493,199	1,997

	British Pound	Sell	11/21/12	2,464,358	2,459,093	(5,265)

	Canadian Dollar	Sell	11/21/12	816,294	829,941	13,647

	Euro	Buy	11/21/12	2,143,667	2,138,813	4,854

	South Korean Won	Buy	11/21/12	383,308	375,674	7,634

	Taiwan Dollar	Buy	11/21/12	806,239	807,461	(1,222)

	Taiwan Dollar	Sell	11/21/12	806,239	804,533	(1,706)

	Turkish Lira	Buy	11/21/12	169,211	180,640	(11,429)

Credit Suisse AG

	Australian Dollar	Buy	11/21/12	3,290,135	3,273,873	16,262

	Brazilian Real	Buy	11/21/12	495,294	493,249	2,045

	British Pound	Sell	11/21/12	767,450	761,228	(6,222)

	Canadian Dollar	Sell	11/21/12	2,665,366	2,697,996	32,630

	Chilean Peso	Buy	11/21/12	79,293	79,326	(33)

	Chilean Peso	Sell	11/21/12	79,293	80,208	915

	Euro	Buy	11/21/12	1,966,584	1,974,548	(7,964)

	Indonesian Rupiah	Sell	11/21/12	246,327	245,011	(1,316)

	Mexican Peso	Buy	11/21/12	247,298	251,866	(4,568)

	New Zealand Dollar	Sell	11/21/12	248,147	249,903	1,756

	Norwegian Krone	Buy	11/21/12	806,162	808,178	(2,016)

	Philippines Peso	Buy	11/21/12	636,505	630,430	6,075

	Polish Zloty	Buy	11/21/12	304,611	304,916	(305)

	Singapore Dollar	Sell	11/21/12	367,676	364,619	(3,057)

	South African Rand	Buy	11/21/12	124,851	123,790	1,061

	South African Rand	Sell	11/21/12	124,851	126,398	1,547

	South Korean Won	Buy	11/21/12	4,216	4,127	89

	Swedish Krona	Sell	11/21/12	828,060	819,692	(8,368)

	Taiwan Dollar	Buy	11/21/12	4,501	5,945	(1,444)

	Turkish Lira	Buy	11/21/12	984,496	978,775	5,721

Deutsche Bank AG

	Australian Dollar	Buy	11/21/12	19,693	19,640	53

	Brazilian Real	Buy	11/21/12	495,294	492,959	2,335

	British Pound	Sell	11/21/12	1,686,421	1,687,173	752

	Canadian Dollar	Sell	11/21/12	1,619,477	1,646,344	26,867

	Euro	Sell	11/21/12	3,002,120	2,985,570	(16,550)

	Mexican Peso	Buy	11/21/12	1,921	1,954	(33)

	Norwegian Krone	Buy	11/21/12	830,999	832,149	(1,150)

	Polish Zloty	Buy	11/21/12	726,952	729,052	(2,100)

	Singapore Dollar	Sell	11/21/12	62,714	62,195	(519)

46	Absolute Return 500 Fund

FORWARD CURRENCY CONTRACTS at 10/31/12 (aggregate face value $120,900,846) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Deutsche Bank AG cont.

	Swedish Krona	Sell	11/21/12	$819,004	$817,981	$(1,023)

	Swiss Franc	Sell	11/21/12	191,829	190,405	(1,424)

	Turkish Lira	Buy	11/21/12	479,701	478,246	1,455

Goldman Sachs International

	Singapore Dollar	Buy	11/21/12	135,183	135,692	(509)

	Singapore Dollar	Sell	11/21/12	136,331	135,242	(1,089)

	Turkish Lira	Buy	11/21/12	361,292	360,702	590

HSBC Bank USA, National Association

	Australian Dollar	Buy	11/21/12	1,620,969	1,616,291	4,678

	British Pound	Sell	11/21/12	1,650,436	1,645,833	(4,603)

	Canadian Dollar	Sell	11/21/12	823,500	827,482	3,982

	Euro	Buy	11/21/12	2,785,238	2,779,532	5,706

	Euro	Sell	11/21/12	2,785,238	2,774,573	(10,665)

	Japanese Yen	Sell	11/21/12	806,022	825,126	19,104

	Norwegian Krone	Buy	11/21/12	835,416	833,736	1,680

	Norwegian Krone	Sell	11/21/12	835,416	825,230	(10,186)

	Russian Ruble	Buy	11/21/12	977,000	985,639	(8,639)

	South Korean Won	Buy	11/21/12	66,172	64,744	1,428

	Turkish Lira	Buy	11/21/12	373,533	372,944	589

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	11/21/12	1,890,871	1,876,912	13,959

	Brazilian Real	Buy	11/21/12	495,294	493,007	2,287

	British Pound	Sell	11/21/12	1,645,434	1,639,685	(5,749)

	Canadian Dollar	Sell	11/21/12	1,550,017	1,571,521	21,504

	Chilean Peso	Buy	11/21/12	165,260	167,114	(1,854)

	Chilean Peso	Sell	11/21/12	165,260	165,240	(20)

	Euro	Buy	11/21/12	2,487,722	2,486,584	1,138

	Euro	Sell	11/21/12	2,487,722	2,478,791	(8,931)

	Japanese Yen	Sell	11/21/12	815,125	830,982	15,857

	Mexican Peso	Buy	11/21/12	484,006	494,581	(10,575)

	New Zealand Dollar	Sell	11/21/12	487,998	490,459	2,461

	Norwegian Krone	Buy	11/21/12	176,454	176,692	(238)

	Polish Zloty	Buy	11/21/12	738,362	746,624	(8,262)

	Russian Ruble	Buy	11/21/12	977,003	985,248	(8,245)

	Singapore Dollar	Sell	11/21/12	322,833	320,220	(2,613)

	South African Rand	Buy	11/21/12	144,910	143,878	1,032

	South African Rand	Sell	11/21/12	144,910	149,694	4,784

	South Korean Won	Buy	11/21/12	50,525	49,445	1,080

	Taiwan Dollar	Buy	11/21/12	862,695	861,499	1,196

	Taiwan Dollar	Sell	11/21/12	862,695	861,193	(1,502)

	Turkish Lira	Buy	11/21/12	729,706	731,821	(2,115)

Royal Bank of Scotland PLC (The)

	Turkish Lira	Buy	11/21/12	120,913	120,488	425

Absolute Return 500 Fund	47

FORWARD CURRENCY CONTRACTS at 10/31/12 (aggregate face value $120,900,846) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

State Street Bank and Trust Co.

	Australian Dollar	Buy	11/21/12	$2,312,205	$2,302,751	$9,454

	Brazilian Real	Buy	11/21/12	495,294	493,249	2,045

	British Pound	Sell	11/21/12	3,298,613	3,287,723	(10,890)

	Canadian Dollar	Sell	11/21/12	1,633,889	1,649,163	15,274

	Chilean Peso	Buy	11/21/12	73,525	74,640	(1,115)

	Chilean Peso	Sell	11/21/12	73,525	73,464	(61)

	Euro	Buy	11/21/12	2,468,536	2,464,458	4,078

	Indonesian Rupiah	Sell	11/21/12	246,327	245,036	(1,291)

	Japanese Yen	Sell	11/21/12	1,606,898	1,645,006	38,108

	Mexican Peso	Buy	11/21/12	780,689	796,732	(16,043)

	New Zealand Dollar	Sell	11/21/12	248,229	249,587	1,358

	Norwegian Krone	Buy	11/21/12	14,864	21,787	(6,923)

	Polish Zloty	Buy	11/21/12	489,240	496,438	(7,198)

	Singapore Dollar	Sell	11/21/12	159,613	154,115	(5,498)

	South African Rand	Buy	11/21/12	124,840	123,775	1,065

	South African Rand	Sell	11/21/12	124,840	125,054	214

	South Korean Won	Buy	11/21/12	277,811	272,437	5,374

	Swedish Krona	Sell	11/21/12	827,653	821,943	(5,710)

	Taiwan Dollar	Buy	11/21/12	559,046	558,773	273

	Taiwan Dollar	Sell	11/21/12	559,046	557,406	(1,640)

	Thai Baht	Buy	11/21/12	439,079	438,257	822

	Turkish Lira	Buy	11/21/12	591,766	586,800	4,966

UBS AG

	Australian Dollar	Buy	11/21/12	832,614	826,273	6,341

	British Pound	Sell	11/21/12	1,650,597	1,645,691	(4,906)

	Canadian Dollar	Sell	11/21/12	807,286	823,355	16,069

	Euro	Buy	11/21/12	1,637,437	1,638,156	(719)

	Euro	Sell	11/21/12	1,637,437	1,633,667	(3,770)

	Japanese Yen	Sell	11/21/12	806,227	825,252	19,025

	Mexican Peso	Buy	11/21/12	486,507	494,624	(8,117)

	New Zealand Dollar	Sell	11/21/12	487,998	490,649	2,651

	Norwegian Krone	Buy	11/21/12	7,152	9,607	(2,455)

	Russian Ruble	Buy	11/21/12	977,000	986,737	(9,737)

	South African Rand	Buy	11/21/12	231,679	232,112	(433)

	South African Rand	Sell	11/21/12	231,679	239,380	7,701

	Swedish Krona	Sell	11/21/12	817,558	814,472	(3,086)

	Taiwan Dollar	Buy	11/21/12	496,107	497,368	(1,261)

WestPac Banking Corp.

	Australian Dollar	Buy	11/21/12	1,604,489	1,599,665	4,824

	British Pound	Sell	11/21/12	818,763	819,103	340

	Canadian Dollar	Sell	11/21/12	1,628,084	1,645,532	17,448

	Euro	Buy	11/21/12	2,468,805	2,471,204	(2,399)

	Japanese Yen	Sell	11/21/12	811,442	822,557	11,115

	Mexican Peso	Buy	11/21/12	433,729	441,582	(7,853)

Total						$163,205

48	Absolute Return 500 Fund

FUTURES CONTRACTS OUTSTANDING at 10/31/12

				Unrealized
Number of			Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond
10 yr (Long)	11	$1,509,657	Dec-12	$10,964

Euro-Bund 10 yr (Long)	393	72,169,910	Dec-12	(296,718)

Euro-OAT 10 yr (Short)	443	77,292,279	Dec-12	(407,298)

Euro-Swiss Franc 3 Month (Short)	38	10,199,775	Dec-12	(146,782)

Japanese Government Bond
10 yr (Long)	1	1,806,965	Dec-12	7,009

Japanese Government Bond
10 yr Mini (Short)	10	1,806,338	Dec-12	(6,940)

MSCI EAFE Index Mini (Short)	285	21,637,200	Dec-12	405,109

NASDAQ 100 Index E-Mini (Short)	372	19,645,320	Dec-12	1,204,376

S&P 500 Index E-Mini (Long)	245	17,233,300	Dec-12	(274,943)

S&P Mid Cap 400 Index E-Mini (Long)	324	31,690,440	Dec-12	(843,048)

U.S. Treasury Bond 30 yr (Long)	358	53,453,875	Dec-12	(263,586)

Total				$(611,857)

WRITTEN SWAP OPTIONS OUTSTANDING at 10/31/12 (premiums $304,882)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Deutsche Bank AG

(1.75)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/1.75	$7,919,000	$106,471

1.75/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/1.75	7,919,000	167,115

Total			$273,586

E Extended settlement date on premium.

WRITTEN EQUITY OPTIONS OUTSTANDING at 10/31/12 (premiums $3,247,125)

	Expiration	Contract
	date/strike	amount	Value

SPDR S&P 500 ETF Trust (Call)	Nov-12/$148.00	$1,477,260	$218,088

SPDR S&P 500 ETF Trust (Put)	May-13/90.00	124,563	57,248

SPDR S&P 500 ETF Trust (Put)	Apr-13/100.00	162,261	100,523

SPDR S&P 500 ETF Trust (Put)	Mar-13/100.00	122,681	48,445

SPDR S&P 500 ETF Trust (Put)	Feb-13/100.00	104,834	24,925

SPDR S&P 500 ETF Trust (Put)	Jan-13/95.00	88,643	7,354

SPDR S&P 500 ETF Trust (Put)	Dec-12/85.00	147,770	1,979

SPDR S&P 500 ETF Trust (Put)	Nov-12/85.00	111,210	—

Total			$458,562

TBA SALE COMMITMENTS OUTSTANDING at 10/31/12 (proceeds receivable $51,503,945)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s,
November 1, 2042	$48,000,000	11/14/12	$50,388,749

Government National Mortgage Association, 3s,
November 1, 2042	1,000,000	11/20/12	1,065,078

Total			$51,453,827

Absolute Return 500 Fund	49

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/12

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclay’s Bank, PLC
	$370,717,000 E	$306,012	12/19/14	0.45%	3 month USD-
					LIBOR-BBA	$(98,068)

	918,000 E	(771)	12/19/14	3 month USD-
				LIBOR-BBA	0.45%	230

	1,049,000 E	(67,129)	12/19/42	2.40%	3 month USD-
					LIBOR-BBA	(20,249)

	2,029,000 E	121,402	12/19/42	3 month USD-
				LIBOR-BBA	2.40%	30,726

	21,005,000 E	223,043	12/19/22	3 month USD-
				LIBOR-BBA	1.75%	195,317

	42,679,000 E	(144,126)	12/19/22	1.75%	3 month USD-
					LIBOR-BBA	(87,790)

	43,005,000 E	(65,697)	12/19/17	3 month USD-
				LIBOR-BBA	0.90%	27,624

GBP	1,086,000	—	8/15/31	3.6%	6 month GBP-
					LIBOR-BBA	(254,748)

Citibank, N.A.
	$1,121,000 E	—	10/7/21	3 month USD-
				LIBOR-BBA	3.0625%	35,524

	2,325,000 E	(2,678)	12/19/17	0.90%	3 month USD-
					LIBOR-BBA	(7,724)

	28,665,000 E	(6,811)	12/19/14	3 month USD-
				LIBOR-BBA	0.45%	24,434

	8,087,000 E	(103,109)	12/19/22	1.75%	3 month USD-
					LIBOR-BBA	(92,434)

	5,982,000 E	46,661	12/19/22	3 month USD-
				LIBOR-BBA	1.75%	38,765

	899,000 E	38,125	12/19/42	3 month USD-
				LIBOR-BBA	2.40%	(2,052)

Credit Suisse International
	92,746,000 E	(108,794)	12/19/14	3 month USD-
				LIBOR-BBA	0.45%	(7,699)

	6,254,000 E	12,523	12/19/17	3 month USD-
				LIBOR-BBA	0.90%	26,094

	15,343,000 E	1,032,126	12/19/42	3 month USD-
				LIBOR-BBA	2.40%	346,447

	49,897,000 E	37,304	12/19/14	0.45%	3 month USD-
					LIBOR-BBA	(17,085)

	58,402,000 E	41,579	12/19/17	0.90%	3 month USD-
					LIBOR-BBA	(85,154)

	12,010,000 E	(757,576)	12/19/42	2.40%	3 month USD-
					LIBOR-BBA	(220,849)

	82,307,000 E	920,087	12/19/22	3 month USD-
				LIBOR-BBA	1.75%	811,441

	105,477,000 E	(1,043,750)	12/19/22	1.75%	3 month USD-
					LIBOR-BBA	(904,523)

50	Absolute Return 500 Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG
	$567,000 E	$—	10/7/21	3 month USD-
				LIBOR-BBA	3.0475%	$17,577

	3,410,000 E	(1,058)	12/19/17	3 month USD-
				LIBOR-BBA	0.90%	6,342

	19,913,000 E	(187,344)	12/19/22	1.75%	3 month USD-
					LIBOR-BBA	(161,059)

	16,388,000	214,505	12/19/22	3 month USD-
				LIBOR-BBA	1.75%	192,873

Goldman Sachs International
	1,720,000 E	1,185	12/19/14	0.45%	3 month USD-
					LIBOR-BBA	(690)

	5,780,000 E	11,050	12/19/17	3 month USD-
				LIBOR-BBA	0.90%	23,592

	3,437,000 E	(30,257)	12/19/22	1.75%	3 month USD-
					LIBOR-BBA	(25,720)

	27,062,000	313,538	12/19/22	3 month USD-
				LIBOR-BBA	1.75%	277,815

	7,084,000 E	503,469	12/19/42	3 month USD-
				LIBOR-BBA	2.40%	186,885

GBP	1,086,000	—	9/23/31	6 month GBP-
				LIBOR-BBA	3.1175%	117,329

JPMorgan Chase Bank NA
	$139,874,000 E	(167,091)	12/19/14	3 month USD-
				LIBOR-BBA	0.45%	(14,628)

	13,733,000 E	(25,046)	12/19/17	0.90%	3 month USD-
					LIBOR-BBA	(54,847)

	12,913,000 E	(5,201)	12/19/22	1.75%	3 month USD-
					LIBOR-BBA	11,843

	10,201,000 E	118,080	12/19/22	3 month USD-
				LIBOR-BBA	1.75%	104,615

	836,000 E	84,415	12/19/42	3 month USD-
				LIBOR-BBA	2.40%	47,055

CAD	1,460,000	—	9/21/21	2.3911%	3 month CAD-
					BA-CDOR	(38,253)

The Royal Bank of Scotland PLC
	$3,000 E	(38)	12/19/22	1.75%	3 month USD-
					LIBOR-BBA	(34)

UBS AG
CHF	25,006,000	—	5/23/13	0.7625%	6 month CHF-
					LIBOR-BBA	(160,668)

Total						$268,254

E Extended effective date.

Absolute Return 500 Fund	51

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/12

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$1,489,909	$—	1/12/41	4.00% (1 month	Synthetic TRS	$10,340
				USD-LIBOR)	Index 4.00%
					30 year Fannie Mae
					pools

	869,872	—	1/12/41	4.00% (1 month	Synthetic TRS	6,037
				USD-LIBOR)	Index 4.00%
					30 year Fannie Mae
					pools

baskets	930,075	—	3/14/13	(3 month USD-	A basket	(2,462,221)
				LIBOR-BBA	(MLTRFCF2)
				plus 0.10%)	of common stocks

units	9,940	—	3/14/13	3 month USD-	Russell 1000	1,420,824
				LIBOR-BBA	Total Return Index
				minus 0.09%

units	8,656	—	3/14/13	3 month USD-	Russell 1000	1,237,289
				LIBOR-BBA	Total Return Index
				minus 0.09%

units	5,440	—	3/14/13	3 month USD-	Russell 1000	777,594
				LIBOR-BBA	Total Return Index
				minus 0.09%

Barclay’s Bank, PLC
	$545,784	—	1/12/40	5.00% (1 month	Synthetic MBX	1,027
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	9,098	—	1/12/41	4.00% (1 month	Synthetic TRS	63
				USD-LIBOR)	Index 4.00%
					30 year Fannie Mae
					pools

	1,666,078	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(10,175)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	3,770,458	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(23,027)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	2,522,588	—	1/12/40	5.00% (1 month	Synthetic MBX	4,747
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	2,074,818	—	1/12/41	5.00% (1 month	Synthetic MBX	4,226
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	26,917,038	—	1/12/41	4.00% (1 month	Synthetic TRS	186,797
				USD-LIBOR)	Index 4.00%
					30 year Fannie Mae
					pools

52	Absolute Return 500 Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC cont.
$1,698,454	$—	1/12/41	4.00% (1 month	Synthetic TRS	$11,787
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

9,670,075	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(59,058)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

680,938	—	1/12/41	5.00% (1 month	Synthetic MBX	1,387
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

968,151	—	1/12/40	4.00% (1 month	Synthetic MBX	1,770
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

680,938	—	1/12/41	5.00% (1 month	Synthetic MBX	1,387
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

866,373	—	1/12/41	4.00% (1 month	Synthetic TRS	6,012
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

921,930	(1,441)	1/12/39	6.00% (1 month	Synthetic TRS	4,165
			USD-LIBOR)	Index 6.00%
				30 year Fannie Mae
				pools

8,435,597	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(51,519)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

6,830,490	—	1/12/41	5.00% (1 month	Synthetic MBX	13,913
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

2,387,804	—	1/12/40	4.00% (1 month	Synthetic MBX	4,367
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

279,285	—	1/12/40	4.00% (1 month	Synthetic TRS	1,110
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

102,162	—	1/12/38	6.50% (1 month	Synthetic TRS	300
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

Absolute Return 500 Fund	53

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC cont.
$560,166	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(3,421)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

2,180,000	—	4/7/16	(2.63%)	USA Non Revised	(45,994)
				Consumer Price
				Index-Urban (CPI-U)

5,708,440	—	1/12/41	3.50% (1 month	Synthetic MBX	32,129
			USD-LIBOR)	Index 3.50%
				30 year Fannie Mae
				pools

930,196	—	1/12/41	3.50% (1 month	Synthetic MBX	5,235
			USD-LIBOR)	Index 3.50% 30
				30 year Fannie Mae
				pools

3,404,690	—	1/12/41	5.00% (1 month	Synthetic MBX	6,935
			USD-LIBOR)	Index 5.00% 30
				30 year Fannie Mae
				pools

9,545,977	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(58,300)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

5,665,016	—	1/12/40	4.00% (1 month	Synthetic MBX	10,360
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

3,560,446	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(21,745)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

7,157,530	—	1/12/40	4.50% (1 month	Synthetic MBX	10,491
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

6,655,954	—	1/12/41	4.00% (1 month	Synthetic TRS	46,190
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

6,251,982	—	1/12/40	4.50% (1 month	Synthetic MBX	9,164
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

561,144	—	1/12/40	5.00% (1 month	Synthetic MBX	1,056
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,335,375	—	1/12/40	4.50% (1 month	Synthetic MBX	1,957
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

54	Absolute Return 500 Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC cont.
	$16,409,927	$—	1/12/41	5.00% (1 month	Synthetic MBX	$33,425
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	4,007,321	—	1/12/41	5.00% (1 month	Synthetic MBX	8,162
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	478,201	—	1/12/40	5.00% (1 month	Synthetic MBX	900
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	1,551,338	—	1/12/40	5.00% (1 month	Synthetic MBX	2,919
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	1,124,848	—	1/12/40	5.00% (1 month	Synthetic MBX	2,117
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

Citibank, N.A.
	1,657,403	—	1/12/41	5.00% (1 month	Synthetic MBX	3,376
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	810,316	—	1/12/41	5.00% (1 month	Synthetic MBX	1,650
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

baskets	290	—	2/13/13	(3 month USD-	A basket	248,579
				LIBOR-BBA	(CGPUTQL2)
				plus 0.10%)	of common stocks

baskets	94	—	2/13/13	3 month USD-	A basket	80,099
				LIBOR-BBA	(CGPUTQL2)
				plus 0.10%	of common stocks

baskets	321,442	—	8/27/13	3 month USD-	A basket	252,850
				LIBOR-BBA	(CGPUTS12)
				minus 1.95%	of common stocks

shares	397,719	—	9/10/13	(3 month USD-	Vanguard Index	348,276
				LIBOR-BBA)	Funds — MSCI
					Emerging Markets
					ETF

units	6,442	—	2/13/13	3 month USD-	Russell 1000	(281,187)
				LIBOR-BBA	Total Return Index
				minus 0.15%

units	2,755	—	2/13/13	3 month USD-	Russell 1000	(120,230)
				LIBOR-BBA	Total Return Index
				minus 0.15%

Absolute Return 500 Fund	55

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Credit Suisse International
$1,361,876	$—	1/12/41	5.00% (1 month	Synthetic MBX	$2,774
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

127,367	—	1/12/41	4.00% (1 month	Synthetic TRS	884
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

289,356	—	2/11/13	(3 month USD-	iShares MSCI	104,903
			LIBOR-BBA	Emerging Markets
			minus 0.35%)	Index

869,872	—	1/12/41	4.00% (1 month	Synthetic TRS	6,037
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

Deutsche Bank AG
1,995,680	—	1/12/34	(5.00%) 1 month	Synthetic TRS	(14,277)
			USD-LIBOR	Index 5.00%
				30 year Fannie Mae
				pools

Goldman Sachs International
740,321	—	1/12/38	6.50% (1 month	Synthetic TRS	2,177
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

2,594,881	—	1/12/38	6.50% (1 month	Synthetic TRS	7,631
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

2,002,015	—	1/12/38	6.50% (1 month	Synthetic TRS	5,888
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

1,240,000	—	3/1/16	2.47%	USA Non Revised	14,235
				Consumer Price
				Index-Urban (CPI-U)

930,000	—	3/3/16	2.45%	USA Non Revised	9,709
				Consumer Price
				Index-Urban (CPI-U)

3,524,903	—	1/12/38	6.50% (1 month	Synthetic TRS	10,366
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

128,066	—	1/12/41	4.00% (1 month	Synthetic TRS	889
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

1,799,038	—	1/12/41	5.00% (1 month	Synthetic MBX	3,664
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

56	Absolute Return 500 Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$526,962	$—	1/12/41	4.00% (1 month	Synthetic TRS	$3,657
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

1,162,395	—	1/12/41	4.00% (1 month	Synthetic TRS	8,067
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

1,796,453	—	1/12/41	4.50% (1 month	Synthetic TRS	12,938
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

3,929,469	—	1/12/41	4.00% (1 month	Synthetic TRS	27,269
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

1,745,849	—	1/12/41	4.50% (1 month	Synthetic TRS	12,573
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

2,936,505	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(17,934)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

1,103,068	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(6,737)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

1,995,680	—	1/12/34	5.00% (1 month	Synthetic TRS	14,277
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

6,285,051	—	1/12/41	4.00% (1 month	Synthetic TRS	43,617
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

4,488,213	—	1/12/41	4.50% (1 month	Synthetic TRS	32,323
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

1,666,050	781	1/12/41	4.50% (1 month	Synthetic TRS	12,779
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

567,551	310	1/12/41	4.00% (1 month	Synthetic TRS	4,249
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

Absolute Return 500 Fund	57

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$697,023	$(980)	1/12/39	6.00% (1 month	Synthetic TRS	$3,258
			USD-LIBOR)	Index 6.00%
				30 year Fannie Mae
				pools

153,345	—	1/12/38	6.50% (1 month	Synthetic TRS	451
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

4,991,790	—	1/12/41	4.00% (1 month	Synthetic TRS	34,642
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

268,730	—	1/12/41	4.00% (1 month	Synthetic TRS	1,865
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

4,022,512	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(24,567)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

370,871	—	1/12/38	6.50% (1 month	Synthetic TRS	1,091
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

568,696	—	1/12/38	6.50% (1 month	Synthetic TRS	1,672
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

188,685	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,152)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

503,093	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(3,073)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

1,206,483	—	1/12/41	4.00% (1 month	Synthetic TRS	8,373
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

551,839	—	1/12/38	6.50% (1 month	Synthetic TRS	1,623
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

1,103,677	—	1/12/38	6.50% (1 month	Synthetic TRS	3,246
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

58	Absolute Return 500 Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
	$747,633	$—	1/12/38	6.50% (1 month	Synthetic TRS	$2,199
				USD-LIBOR)	Index 6.50%
					30 year Fannie Mae
					pools

	1,708,952	—	1/12/41	4.00% (1 month	Synthetic TRS	11,860
				USD-LIBOR)	Index 4.00%
					30 year Fannie Mae
					pools

	1,046,925	—	1/12/41	4.00% (1 month	Synthetic TRS	7,265
				USD-LIBOR)	Index 4.00%
					30 year Fannie Mae
					pools

	2,007,073	—	1/12/41	4.00% (1 month	Synthetic TRS	13,929
				USD-LIBOR)	Index 4.00%
					30 year Fannie Mae
					pools

	1,491,309	—	1/12/41	4.00% (1 month	Synthetic TRS	10,349
				USD-LIBOR)	Index 4.00%
					30 year Fannie Mae
					pools

	426,725	—	1/12/38	6.50% (1 month	Synthetic TRS	1,255
				USD-LIBOR)	Index 6.50%
					30 year Fannie Mae
					pools

	2,843,889	—	1/12/38	6.50% (1 month	Synthetic TRS	8,364
				USD-LIBOR)	Index 6.50%
					30 year Fannie Mae
					pools

JPMorgan Chase Bank NA
	1,795,729	—	1/12/41	4.00% (1 month	Synthetic TRS	12,462
				USD-LIBOR)	Index 4.00%
					30 year Fannie Mae
					pools

	2,586,659	1,617	1/12/41	4.50% (1 month	Synthetic TRS	20,245
				USD-LIBOR)	Index 4.50%
					30 year Fannie Mae
					pools

UBS AG
	86,306	—	5/22/13	3 month USD-	MSCI Emerging	(971,912)
				LIBOR-BBA	Markets TR Net USD
				plus 0.25%

baskets	390,904	—	5/22/13	(3 month USD-	A basket	102
				LIBOR-BBA	(UBSEMBSK)
				plus 0.75%)	of common stocks

shares	135,484	—	2/22/13	(3 month USD-	iShares MSCI	92,562
				LIBOR-BBA	Emerging Markets
				minus 0.20%)	Index

Total						$1,202,202

Absolute Return 500 Fund	59

CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/12

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International
DJ CDX NA IG Series
19 Index	BBB+/P	$(312,821)	$62,200,000	12/20/17	100 bp	$(269,350)

JPMorgan Chase Bank NA
Belgium Government
International Bond,
4 1/4s, 9/28/14	—	(309,385)	3,044,000	12/20/16	(100 bp)	(375,582)

Belgium Government
International Bond,
4 1/4s, 9/28/14	—	(226,510)	3,042,000	3/20/17	(100 bp)	(287,765)

Republic of
Austria, 4.65%,
1/5/18	—	(367,544)	7,611,000	12/20/16	(100 bp)	(601,793)

Total						$(1,534,490)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at October 31, 2012. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

60	Absolute Return 500 Fund

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$6,727,065	$—	$—

Capital goods	9,726,304	—	—

Communication services	6,328,764	—	—

Conglomerates	3,952,582	—	—

Consumer cyclicals	26,906,955	—	—

Consumer staples	23,409,832	—	—

Energy	20,899,909	368,805	—

Financials	28,391,116	—	—

Health care	23,154,191	—	—

Technology	59,767,369	—	—

Transportation	4,311,488	—	—

Utilities and power	5,663,990	—	—

Total common stocks	219,239,565	368,805	—

Commodity linked notes	—	28,079,962	—

Corporate bonds and notes	—	109,017,367	—

Foreign government and agency bonds and notes	—	8,413,198	—

Investment companies	8,798,875	—	—

Mortgage-backed securities	—	109,679,007	—

Purchased equity options outstanding	—	3,048,056	—

Purchased swap options outstanding	—	1,668,857	—

Senior loans	—	67,688,268	—

U.S. Government and agency mortgage obligations	—	153,356,593	—

U.S. Treasury obligations	—	292,043	—

Short-term investments	98,837,701	181,844,330	—

Totals by level	$326,876,141	$663,456,486	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$163,205	$—

Futures contracts	(611,857)	—	—

Written equity options outstanding	—	(458,562)	—

Written swap options outstanding	—	(273,586)	—

TBA sale commitments	—	(51,453,827)	—

Interest rate swap contracts	—	(1,040,374)	—

Total return swap contracts	—	1,201,915	—

Credit default contracts	—	(318,230)	—

Totals by level	$(611,857)	$(52,179,459)	$—

The accompanying notes are an integral part of these financial statements.

Absolute Return 500 Fund	61

Statement of assets and liabilities 10/31/12

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $854,638,168)	$898,007,917
Affiliated issuers (identified cost $92,324,710) (Notes 1 and 6)	92,324,710

Dividends, interest and other receivables	3,393,488

Receivable for shares of the fund sold	4,397,949

Receivable for investments sold	61,622,183

Receivable for sales of delayed delivery securities (Note 1)	51,557,529

Unrealized appreciation on swap contracts (Note 1)	7,901,259

Receivable for variation margin (Note 1)	807,976

Unrealized appreciation on forward currency contracts (Note 1)	479,415

Premium paid on swap contracts (Note 1)	3,935,157

Total assets	1,124,427,583

LIABILITIES

Payable to custodian	477,177

Payable for investments purchased	67,063,918

Payable for purchases of delayed delivery securities (Notes 1)	152,226,768

Payable for shares of the fund repurchased	2,316,921

Payable for compensation of Manager (Note 2)	415,910

Payable for investor servicing fees (Note 2)	113,400

Payable for custodian fees (Note 2)	48,923

Payable for Trustee compensation and expenses (Note 2)	35,542

Payable for administrative services (Note 2)	1,604

Payable for distribution fees (Note 2)	273,669

Unrealized depreciation on forward currency contracts (Note 1)	316,210

Written options outstanding, at value (premiums $3,552,007) (Notes 1 and 3)	732,148

Premium received on swap contracts (Note 1)	4,027,812

Unrealized depreciation on swap contracts (Note 1)	7,965,293

TBA sale commitments, at value (proceeds receivable $51,503,945) (Note 1)	51,453,827

Collateral on certain derivative contracts, at value (Note 1)	8,140,577

Other accrued expenses	232,635

Total liabilities	295,842,334

Net assets	$828,585,249

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$786,965,317

Undistributed net investment income (Note 1)	2,118,818

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(6,190,168)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	45,691,282

Total — Representing net assets applicable to capital shares outstanding	$828,585,249

(Continued on next page)

62	Absolute Return 500 Fund

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($376,218,973 divided by 33,210,406 shares)	$11.33

Offering price per class A share (100/94.25 of $11.33)*	$12.02

Net asset value and offering price per class B share ($37,009,469 divided by 3,309,081 shares)**	$11.18

Net asset value and offering price per class C share ($185,115,874 divided by 16,573,360 shares)**	$11.17

Net asset value and redemption price per class M share ($7,553,881 divided by 672,912 shares)	$11.23

Offering price per class M share (100/96.50 of $11.23)*	$11.64

Net asset value, offering price and redemption price per class R share
($1,811,998 divided by 160,938 shares)	$11.26

Net asset value, offering price and redemption price per class R5 share
($10,200 divided by 896 shares)	$11.38

Net asset value, offering price and redemption price per class R6 share
($10,200 divided by 896 shares)	$11.38

Net asset value, offering price and redemption price per class Y share
($220,854,654 divided by 19,401,480 shares)	$11.38

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Absolute Return 500 Fund	63

Statement of operations Year ended 10/31/12

INVESTMENT INCOME

Interest (net of foreign tax of $29,309) (including interest income of $79,532 from investments
in affiliated issuers) (Note 6)	$18,332,325

Dividends (net of foreign tax of $987)	4,677,438

Total investment income	23,009,763

EXPENSES

Compensation of Manager (Note 2)	5,979,677

Investor servicing fees (Note 2)	1,471,310

Custodian fees (Note 2)	126,514

Trustee compensation and expenses (Note 2)	65,932

Administrative services (Note 2)	25,093

Distribution fees (Note 2)	3,221,789

Other	413,457

Fees waived and reimbursed by Manager (Note 2)	(746,272)

Total expenses	10,557,500

Expense reduction (Note 2)	(1,167)

Net expenses	10,556,333

Net investment income	12,453,430

Net realized loss on investments (Notes 1 and 3)	(4,140,450)

Net realized gain on swap contracts (Note 1)	11,236,642

Net realized gain on futures contracts (Note 1)	2,755,036

Net realized loss on foreign currency transactions (Note 1)	(2,576,496)

Net realized loss on written options (Notes 1 and 3)	(9,868,856)

Net unrealized appreciation of assets and liabilities in foreign currencies during the year	769,332

Net unrealized appreciation of investments, futures contracts, swap contracts, written options
and TBA sale commitments during the year	45,675,740

Net gain on investments	43,850,948

Net increase in net assets resulting from operations	$56,304,378

The accompanying notes are an integral part of these financial statements.

64	Absolute Return 500 Fund

Statement of changes in net assets

INCREASE IN NET ASSETS	Year ended 10/31/12	Year ended 10/31/11

Operations:
Net investment income	$12,453,430	$19,278,988

Net realized loss on investments
and foreign currency transactions	(2,594,124)	(4,946,333)

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	46,445,072	(3,812,550)

Net increase in net assets resulting from operations	56,304,378	10,520,105

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(12,281,857)	(7,064,890)

Class B	(780,437)	(446,932)

Class C	(4,306,052)	(2,229,946)

Class M	(194,367)	(99,258)

Class R	(39,758)	(21,612)

Class Y	(6,202,628)	(3,651,084)

Net realized short-term gain on investments

Class A	—	(1,368,234)

Class B	—	(119,800)

Class C	—	(592,366)

Class M	—	(24,807)

Class R	—	(4,522)

Class Y	—	(652,785)

Increase (decrease) from capital share transactions (Note 4)	(32,057,477)	184,645,931

Total increase in net assets	441,802	178,889,800

NET ASSETS

Beginning of year	828,143,447	649,253,647

End of year (including undistributed net investment income
of $2,118,818 and $14,086,683, respectively)	$828,585,249	$828,143,447

The accompanying notes are an integral part of these financial statements.

Absolute Return 500 Fund	65

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
October 31, 2012	$10.89	.18	.59	.77	(.33)	—	(.33)	—	$11.33	7.25	$376,219	1.14	1.67	150 [f]
October 31, 2011	10.93	.29	(.05)	.24	(.23)	(.05)	(.28)	—	10.89	2.21	411,424	1.16	2.68	144 [f]
October 31, 2010	10.78	.30	.04	.34	(.11)	(.08)	(.19)	— [e]	10.93	3.19	325,723	1.47	2.73	240 [f]
October 31, 2009†	10.00	.21	.57	.78	—	—	—	— [e]	10.78	7.80 *	115,989	1.28 *	1.96 *	63 *

Class B
October 31, 2012	$10.75	.10	.58	.68	(.25)	—	(.25)	—	$11.18	6.47	$37,009	1.89	.91	150 [f]
October 31, 2011	10.81	.21	(.05)	.16	(.17)	(.05)	(.22)	—	10.75	1.44	33,914	1.91	1.94	144 [f]
October 31, 2010	10.71	.21	.05	.26	(.08)	(.08)	(.16)	— [e]	10.81	2.37	27,263	2.22	1.97	240 [f]
October 31, 2009†	10.00	.16	.55	.71	—	—	—	— [e]	10.71	7.10 *	12,283	1.92 *	1.48 *	63 *

Class C
October 31, 2012	$10.74	.10	.58	.68	(.25)	—	(.25)	—	$11.17	6.52	$185,116	1.89	.91	150 [f]
October 31, 2011	10.80	.21	(.05)	.16	(.17)	(.05)	(.22)	—	10.74	1.45	184,129	1.91	1.91	144 [f]
October 31, 2010	10.72	.21	.04	.25	(.09)	(.08)	(.17)	— [e]	10.80	2.30	136,725	2.22	1.98	240 [f]
October 31, 2009†	10.00	.17	.55	.72	—	—	—	— [e]	10.72	7.20 *	42,453	1.92 *	1.59 *	63 *

Class M
October 31, 2012	$10.80	.13	.58	.71	(.28)	—	(.28)	—	$11.23	6.72	$7,554	1.64	1.16	150 [f]
October 31, 2011	10.84	.24	(.05)	.19	(.18)	(.05)	(.23)	—	10.80	1.75	7,650	1.66	2.18	144 [f]
October 31, 2010	10.73	.24	.05	.29	(.10)	(.08)	(.18)	— [e]	10.84	2.69	6,270	1.97	2.22	240 [f]
October 31, 2009†	10.00	.20	.53	.73	—	—	—	— [e]	10.73	7.30 *	2,164	1.71 *	1.83 *	63 *

Class R
October 31, 2012	$10.83	.15	.58	.73	(.30)	—	(.30)	—	$11.26	6.96	$1,812	1.39	1.40	150 [f]
October 31, 2011	10.88	.26	(.05)	.21	(.21)	(.05)	(.26)	—	10.83	1.95	1,432	1.41	2.41	144 [f]
October 31, 2010	10.76	.27	.04	.31	(.11)	(.08)	(.19)	— [e]	10.88	2.91	979	1.72	2.47	240 [f]
October 31, 2009†	10.00	.22	.54	.76	—	—	—	— [e]	10.76	7.60 *	239	1.49 *	2.01 *	63 *

Class R5
October 31, 2012‡	$11.16	.07	.15	.22	—	—	—	—	$11.38	1.97 *	$10	.29 *	.60 *	150 [f]

Class R6
October 31, 2012‡	$11.16	.07	.15	.22	—	—	—	—	$11.38	1.97 *	$10	.28 *	.62 *	150 [f]

Class Y
October 31, 2012	$10.94	.21	.58	.79	(.35)	—	(.35)	—	$11.38	7.48	$220,855.89		1.91	150 [f]
October 31, 2011	10.97	.32	(.05)	.27	(.25)	(.05)	(.30)	—	10.94	2.49	189,594.91		2.93	144 [f]
October 31, 2010	10.81	.32	.05	.37	(.13)	(.08)	(.21)	— [e]	10.97	3.40	152,292	1.22	2.97	240 [f]
October 31, 2009†	10.00	.27	.54	.81	—	—	—	— [e]	10.81	8.10 *	67,250	1.06 *	2.45 *	63 *

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

66	Absolute Return 500 Fund	Absolute Return 500 Fund	67

Financial highlights (Continued)

* Not annualized.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

‡ For the period July 3, 2012 (commencement of operations) to October 31, 2012.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements and/or brokerage/service arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

	10/31/12	10/31/11	10/31/10	10/31/09

Class A	0.09%	0.12%	0.02%	0.33%

Class B	0.09	0.12	0.02	0.33

Class C	0.09	0.12	0.02	0.33

Class M	0.09	0.12	0.02	0.33

Class R	0.09	0.12	0.02	0.33

Class R5	0.02	—	—	—

Class R6	—	—	—	—

Class Y	0.09	0.12	0.02	0.33

e Amount represents less than $0.01 per share.

f Portfolio turnover excludes TBA purchase and sale transactions.

The accompanying notes are an integral part of these financial statements.

68	Absolute Return 500 Fund

Notes to financial statements 10/31/12

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from November 1, 2011 through October 31, 2012.

Putnam Absolute Return 500 Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks to earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%), as reflected by the return of the Bank of America Merrill Lynch U.S. Treasury Bill Index on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; high yield securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts. The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, balanced portfolios with significant exposure to both stocks and bonds.

The fund offers class A, class B, class C, class M, class R, class R5, class R6 and class Y shares. The fund began offering class R5 and class R6 shares on July 2, 2012. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Absolute Return 500 Fund	69

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported, as in the case of some securities traded over-the-counter, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a forward commitment or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment

70	Absolute Return 500 Fund

in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on securities owned and to enhance the return on a security owned.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Certain options contracts include premiums that do not settle until the expiration date of the contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. The fund had an average contract amount of approximately 765,200,000 on purchased options contracts for the reporting period.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange

Absolute Return 500 Fund	71

rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately $235,500,000 on forward currency contracts for the reporting period.

Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $518,200,000 on total return swap contracts for the reporting period.

Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $2,243,900,000 on interest rate swap contracts for the reporting period.

Credit default contracts The fund entered into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and

72	Absolute Return 500 Fund

market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $95,700,000 on credit default swap contracts for the reporting period.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $2,407,389 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,410,281 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $1,252,149.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

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Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three periods remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At October 31, 2012, the fund had a capital loss carryover of $5,543,042 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$536,790	$4,639,660	$5,176,450	*

366,592	N/A	366,592	October 31, 2019

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary

74	Absolute Return 500 Fund

and/or permanent differences of foreign currency gains and losses, realized gains and losses on certain futures contracts, income on swap contracts and interest only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $616,196 to decrease undistributed net investment income, $222,895 to increase paid-in-capital and $393,301 to decrease accumulated net realized loss.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$57,009,069
Unrealized depreciation	(14,158,356)

Net unrealized appreciation	42,850,713
Undistributed ordinary income	1,967,293
Capital loss carryforward	(5,543,042)
Cost for federal income tax purposes	$947,520,345

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.880%	of the first $5 billion,	0.680%	of the next $50 billion,

0.830%	of the next $5 billion,	0.660%	of the next $50 billion,

0.780%	of the next $10 billion,	0.650%	of the next $100 billion and

0.730%	of the next $10 billion,	0.645%	of any excess thereafter.

Commencing with the fund’s thirteenth whole calendar month of operation (January 2010), the applicable base fee was increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Bank of America Merrill Lynch U.S. Treasury Bill Index plus 5.00% over the performance period. The maximum annualized performance adjustment rate is +/– 0.20%. The performance period is the thirty-six month period then ended or, if the fund has not then operated for thirty-six whole calendar months, the period from the date the fund commenced operations to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.735% of the fund’s average net assets before a decrease of $47,867 (0.006% of the fund’s average net assets) based on performance.

Putnam Management has agreed to limit the fund’s total expenses through June 30, 2013, to the extent that the total expenses of the fund (before performance adjustments to the fund’s management fee and excluding

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brokerage, interest, taxes, investment related expenses, extraordinary expenses, acquired fund fees and expenses and payments under each fund’s distribution plans) will not exceed an annual rate of 0.90% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $746,272 as a result of this limit.

Putnam Management has also contractually agreed, through June 30, 2013 to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing (except for Class R5 and R6 shares) based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Class R5 shares pay a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%. Class R6 shares pay a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. Investor servicing fees will not exceed an annual rate of 0.32% of the fund’s average net assets. Prior to March 1, 2012, investor servicing fees could not exceed an annual rate of 0.375% of the fund’s average net assets. During the reporting period, the class specific expenses related to investor servicing fees were as follows:

Class A	$696,724	Class R5	5

Class B	63,321	Class R6	2

Class C	328,945	Class Y	365,917

Class M	13,611	Total	$1,471,310

Class R	2,785

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $1,095 under the expense offset arrangements and by $72 under the brokerage/service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $643 as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

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The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$969,653	Class M	56,909

Class B	353,462	Class R	7,786

Class C	1,833,979	Total	$3,221,789

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $178,456 and $3,106 from the sale of class A and class M shares, respectively, and received $54,504 and $15,828 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $509 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $887,360,377 and $950,903,864, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $1,994,063 and $1,996,445, respectively.

Written option transactions during the reporting period are summarized as follows:

	Written swap	Written	Written equity	Written
	option contract	swap option	option contract	equity option
	amounts	premiums	amounts	premiums

Written options outstanding at the
beginning of the reporting period	$1,102,448,328	$49,510,279	2,229,963	$3,225,402

Options opened	541,116,483	33,007,364	19,589,252	14,113,015

Options exercised	(319,678,564)	(9,699,117)	—	—

Options expired	—	—	(10,354,971)	(9,126,760)

Options closed	(1,308,048,247)	(72,513,644)	(9,125,022)	(4,964,532)

Written options outstanding at the
end of the reporting period	$15,838,000	$304,882	2,339,222	$3,247,125

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Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Year ended 10/31/12		Year ended 10/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	9,142,486	$100,772,649	19,519,606	$215,004,136

Shares issued in connection with
reinvestment of distributions	1,049,067	11,046,680	690,043	7,431,759

	10,191,553	111,819,329	20,209,649	222,435,895

Shares repurchased	(14,770,433)	(161,904,528)	(12,231,198)	(134,271,641)

Net increase (decrease)	(4,578,880)	$(50,085,199)	7,978,451	$88,164,254

	Year ended 10/31/12		Year ended 10/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	622,062	$6,798,321	1,097,989	$11,999,588

Shares issued in connection with
reinvestment of distributions	67,114	702,014	46,640	499,517

	689,176	7,500,335	1,144,629	12,499,105

Shares repurchased	(533,534)	(5,809,133)	(512,560)	(5,589,650)

Net increase	155,642	$1,691,202	632,069	$6,909,455

	Year ended 10/31/12		Year ended 10/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	3,645,259	$39,732,342	8,196,949	$89,620,543

Shares issued in connection with
reinvestment of distributions	347,482	3,627,711	205,067	2,194,212

	3,992,741	43,360,053	8,402,016	91,814,755

Shares repurchased	(4,556,105)	(49,519,806)	(3,919,849)	(42,603,443)

Net increase (decrease)	(563,364)	$(6,159,753)	4,482,167	$49,211,312

	Year ended 10/31/12		Year ended 10/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	123,669	$1,358,249	303,817	$3,349,646

Shares issued in connection with
reinvestment of distributions	18,394	192,588	11,298	121,227

	142,063	1,550,837	315,115	3,470,873

Shares repurchased	(177,781)	(1,947,794)	(185,041)	(2,011,915)

Net increase (decrease)	(35,718)	$(396,957)	130,074	$1,458,958

78	Absolute Return 500 Fund

	Year ended 10/31/12		Year ended 10/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	64,873	$712,493	73,592	$805,264

Shares issued in connection with
reinvestment of distributions	3,794	39,758	2,378	25,535

	68,667	752,251	75,970	830,799

Shares repurchased	(40,035)	(434,000)	(33,730)	(373,543)

Net increase	28,632	$318,251	42,240	$457,256

		For the period 7/3/12 (commencement of
		operations) to 10/31/12

Class R5		Shares		Amount

Shares sold			896	$10,000

Shares issued in connection with reinvestment of distributions			—	—

			896	10,000

Shares repurchased			—	—

Net increase			896	$10,000

		For the period 7/3/12 (commencement of
		operations) to 10/31/12

Class R6		Shares		Amount

Shares sold			896	$10,000

Shares issued in connection with reinvestment of distributions			—	—

			896	10,000

Shares repurchased			—	—

Net increase			896	$10,000

	Year ended 10/31/12		Year ended 10/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	10,459,621	$115,043,276	11,396,701	$125,930,227

Shares issued in connection with
reinvestment of distributions	435,403	4,593,504	284,580	3,073,465

	10,895,024	119,636,780	11,681,281	129,003,692

Shares repurchased	(8,827,003)	(97,081,801)	(8,231,820)	(90,558,996)

Net increase	2,068,021	$22,554,979	3,449,461	$38,444,696

At the close of the reporting period, Putnam Investments, LLC owned the following class shares of the fund:

			Value at the end of the
	Shares owned	Percentage of ownership	reporting period

Class R5	896	100%	$10,200

Class R6	896	100	10,200

Absolute Return 500 Fund	79

Note 5: Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$43,471	Payables	$361,701

Foreign exchange
contracts	Receivables	479,415	Payables	316,210

Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Equity contracts	appreciation	9,220,619*	depreciation	5,412,103*

Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Interest rate contracts	appreciation	3,922,979*	depreciation	4,197,046*

Total		$13,666,484		$10,287,060

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(2,284,678)	$(2,284,678)

Foreign exchange
contracts	—	—	822,335	—	$822,335

Equity contracts	(837,088)	(775,216)	—	(2,898,242)	$(4,510,546)

Interest rate contracts	6,165,707	(1,335,508)	—	2,099,146	$6,929,345

Total	$5,328,619	$(2,110,724)	$822,335	$(3,083,774)	$956,456

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$3,824,433	$3,824,433

Foreign exchange
contracts	—	—	(2,683,318)	—	$(2,683,318)

Equity contracts	(8,624,428)	(370,181)	—	4,164,266	$(4,830,343)

Interest rate contracts	(24,116,894)	3,125,217	—	3,247,943	$(17,743,734)

Total	($32,741,322)	$2,755,036	$(2,683,318)	$11,236,642	$(21,432,962)

80	Absolute Return 500 Fund

Note 6: Transactions with affiliated issuer

Transactions during the reporting period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:

	Market value				Market value
	at beginning				at end of
	of reporting			Investment	reporting
Affiliate	period	Purchase cost	Sale proceeds	income	period

Putnam Money Market
Liquidity Fund*	$46,344,270	$539,935,120	$493,954,680	$79,532	$92,324,710

* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 9: New accounting pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011–04 “Fair Value Measurements and Disclosures (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011–04 amends FASB Topic 820 “Fair Value Measurement” and seeks to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. ASU 2011–04 is effective for fiscal years and interim periods beginning after December 15, 2011. The application of ASU 2011–04 did not have a material impact on the fund’s financial statements.

In December 2011, the FASB issued ASU No. 2011–11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2011–11 and its impact, if any, on the fund’s financial statements.

Federal tax information (Unaudited)

The fund designated 49.98% of ordinary income distributions as qualifying for the dividends received deduction for corporations.

For the reporting period ended, the fund hereby designates 53.36%, or the maximum amount allowable, of its taxable ordinary income distributions as qualified dividends taxed at the individual net capital gain rates.

The Form 1099 that will be mailed to you in January 2013 will show the tax status of all distributions paid to your account in calendar 2012.

Absolute Return 500 Fund	81

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Putnam Funds Trust:

We have audited the accompanying statement of assets and liabilities of Putnam Absolute Return 100 Fund (the fund), a series of Putnam Funds Trust, including the fund’s portfolio, as of October 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years or periods in the three year period then ended and the period from December 23, 2008 (commencement of operations) through October 31, 2009. These financial statements and financial highlights are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Absolute Return 100 Fund as of October 31, 2012, the results of its operations, the changes in its net assets and the financial highlights for the periods specified in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 14, 2012

24	Absolute Return 100 Fund

The fund’s portfolio 10/31/12

MORTGAGE-BACKED SECURITIES (26.8%)*	Principal amount	Value

Commercial mortgage-backed securities (15.0%)
Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049	$365,279	$378,307
Ser. 04-3, Class D, 5.604s, 2039	626,000	621,036
FRB Ser. 07-3, Class A2, 5.535s, 2049	1,069,306	1,075,175
Ser. 06-5, Class A2, 5.317s, 2047	1,266,329	1,266,843
Ser. 06-6, Class A2, 5.309s, 2045	1,132,758	1,151,943
Ser. 04-4, Class D, 5.073s, 2042	479,000	475,707
Ser. 07-1, Class XW, IO, 0.306s, 2049	1,349,174	12,383

Banc of America Commercial Mortgage, Inc. 144A
Ser. 03-1, Class F, 5.507s, 2036	553,000	558,818
Ser. 04-4, Class XC, IO, 0.861s, 2042	1,430,290	14,691
Ser. 02-PB2, Class XC, IO, 0.457s, 2035	1,855,921	174

Bear Stearns Commercial Mortgage Securities, Inc.
Ser. 05-PWR9, Class AJ, 4.985s, 2042	890,000	905,397

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3,
Class AJ, 4.96s, 2043	700,000	738,073

Commercial Mortgage Pass-Through Certificates
Ser. 06-C8, Class A2B, 5.248s, 2046	83,175	83,621
Ser. 05-C6, Class AJ, 5.209s, 2044 F	1,250,000	1,270,778

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.762s, 2039	1,006,444	1,009,701
FRB Ser. 07-C4, Class A3, 5.762s, 2039	987,000	1,066,947

CS First Boston Mortgage Securities Corp.
Ser. 02-CKN2, Class C1, 6.376s, 2037	1,147,000	1,147,000
FRB Ser. 04-C2, Class D, 5.575s, 2036	529,000	558,260
Ser. 02-CP5, Class E, 5.339s, 2035	753,000	752,119
Ser. 05-C6, Class AJ, 5.23s, 2040	1,205,000	1,281,277
Ser. 05-C6, Class B, 5.23s, 2040	710,000	658,965
Ser. 05-C5, Class AJ, 5.1s, 2038	538,000	568,774
Ser. 03-CPN1, Class E, 4.891s, 2035	462,000	461,617

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	594,015	644,506
FRB Ser. 03-CK2, Class G, 5.744s, 2036	857,000	857,969
Ser. 03-C3, Class AX, IO, 1.717s, 2038	15,266,504	41,739

First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class F, 5.35s, 2035	468,000	479,700

GE Capital Commercial Mortgage Corp. Ser. 07-C1, Class A3,
5.481s, 2049	973,000	1,050,148

GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 04-C1, Class F, 5.088s, 2038	894,000	891,765
Ser. 05-C3, Class XC, IO, 0.14s, 2045	69,887,034	323,516

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3,
Class AJ, 4.915s, 2041	710,000	727,760

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3,
Class B, 4.894s, 2042	727,000	736,088

Greenwich Capital Commercial Funding Corp. 144A
FRB Ser. 03-C1, Class J, 5.363s, 2035	370,000	375,254
Ser. 03-C1, Class G, 4.773s, 2035	626,000	619,922

Absolute Return 100 Fund	25

MORTGAGE-BACKED SECURITIES (26.8%) cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
GS Mortgage Securities Corp. II
Ser. 06-GG6, Class A2, 5.506s, 2038	$183,677	$183,677
Ser. 05-GG4, Class B, 4.841s, 2039	540,000	478,980

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 04-CB9, Class B, 5.665s, 2041	372,000	381,002
Ser. 02-C3, Class D, 5.314s, 2035	866,000	866,000
FRB Ser. 02-C2, Class E, 5.256s, 2034	576,000	576,000
FRB Ser. 05-LDP1, Class C, 5.079s, 2046	740,000	756,132
Ser. 04-CB8, Class B, 4 1/2s, 2039	943,000	963,086

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class A2, 5.532s, 2032	3,106	3,105
Ser. 06-C7, Class A2, 5.3s, 2038	456,422	456,422
Ser. 05-C7, Class A2, 5.103s, 2030	3,031	3,031
Ser. 07-C2, Class XW, IO, 0.499s, 2040	1,281,205	23,928

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.847s, 2050	1,229,000	1,316,999
Ser. 06-C2, Class AJ, 5.802s, 2043	223,000	201,815
FRB Ser. 07-C1, Class A2, 5.743s, 2050	184,084	187,296
Ser. 03-KEY1, Class C, 5.373s, 2035	463,000	470,778
Ser. 04-KEY2, Class D, 5.046s, 2039	416,000	371,280

Merrill Lynch Mortgage Trust 144A Ser. 05-MCP1, Class XC,
IO, 0.198s, 2043	53,000,457	618,621

Merrill Lynch/Countrywide Commercial Mortgage Trust FRB
Ser. 06-4, Class A2FL, 0.334s, 2049	385,287	382,879

Merrill Lynch/Countrywide Commercial Mortgage Trust 144A
Ser. 06-4, Class XC, IO, 0.195s, 2049	63,746,266	796,828

Morgan Stanley Capital I
FRB Ser. 07-T27, Class AJ, 5.653s, 2042	874,000	863,326
Ser. 07-IQ14, Class A2, 5.61s, 2049	406,842	420,537
FRB Ser. 07-HQ12, Class A2, 5.576s, 2049	279,577	287,126

Morgan Stanley Capital I 144A Ser. 03-IQ6, Class C, 5.126s, 2041	704,000	719,981

Morgan Stanley Dean Witter Capital I 144A FRB Ser. 03-HQ2,
Class F, 5.774s, 2035	513,000	511,153

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 5.843s, 2043	574,000	592,655

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1,
6s, 2030	258,000	274,770

Salomon Brothers Mortgage Securities VII 144A FRB
Ser. 99-C1, Class J, 7s, 2032	627,000	639,631

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4,
Class AJ, 5.585s, 2039	676,000	730,891

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2,
Class XA, IO, 1.832s, 2063	5,631,125	600,109

Wachovia Bank Commercial Mortgage Trust
Ser. 06-C25, Class A2, 5.684s, 2043	2,370	2,370
Ser. 05-C17, Class D, 5.396s, 2042	580,000	556,858
Ser. 06-C29, Class AM, 5.339s, 2048	570,000	629,965
Ser. 07-C30, Class A3, 5.246s, 2043	306,608	313,173
FRB Ser. 05-C16, Class D, 5.044s, 2041	680,000	691,560
Ser. 06-C29, IO, 0.387s, 2048	39,666,604	567,629

26	Absolute Return 100 Fund

MORTGAGE-BACKED SECURITIES (26.8%) cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 03-C6, Class J, 5.275s, 2035	$420,000	$425,670
Ser. 07-C31, IO, 0.238s, 2047	90,790,783	737,675

		41,408,911
Agency collateralized mortgage obligations (7.4%)
Federal Home Loan Mortgage Corp.
IFB Ser. 2976, Class LC, 23.635s, 2035	45,801	73,282
Ser. T-8, Class A9, IO, 0.298s, 2028	194,714	2,434
Ser. T-59, Class 1AX, IO, 0.274s, 2043	453,260	5,524
Ser. T-48, Class A2, IO, 0.212s, 2033	658,205	6,299
Ser. 4077, Class TO, PO, zero %, 2041	859,130	732,649
Ser. 3835, Class FO, PO, zero %, 2041	3,634,268	3,053,440
FRB Ser. T-54, Class 2A, IO, zero %, 2043	264,319	41

Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 27.757s, 2031	360,836	492,992
IFB Ser. 06-86, Class SY, 23.244s, 2036	118,593	126,895
IFB Ser. 05-75, Class GS, 19.618s, 2035	500,945	734,862
IFB Ser. 11-4, Class CS, 12.479s, 2040	706,897	849,536
Ser. 98-W2, Class X, IO, 3.355s, 2028	1,242,642	54,754
Ser. 98-W5, Class X, IO, 2.72s, 2028	356,246	15,586
Ser. 03-W10, Class 1, IO, 1.4s, 2043	103,187	4,615
Ser. 03-W1, Class 2A, IO, zero %, 2042	565,115	44

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.611s, 2041	1,724,911	2,751,285
IFB Ser. 10-158, Class SD, 14.368s, 2040	377,000	544,037
IFB Ser. 11-70, Class WS, 9.279s, 2040	1,272,000	1,521,541
IFB Ser. 11-72, Class SE, 7.12s, 2041 F	2,689,000	2,980,340
IFB Ser. 11-56, Class MS, 6.863s, 2041	1,743,260	1,938,139
Ser. 11-70, PO, zero %, 2041	4,585,972	3,810,347
Ser. 10-151, Class KO, PO, zero %, 2037	593,754	543,694

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.573s, 2027	96,168	1,243
Ser. 98-2, IO, 0.385s, 2027	52,500	853
Ser. 98-3, IO, 0.322s, 2027	62,676	1,060
Ser. 98-4, IO, zero %, 2026	76,341	2,099

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3,
IO, 6.038s, 2045	274,443	52,144

American Home Mortgage Investment Trust Ser. 07-1,
Class GIOP, IO, 2.078s, 2047	698,927	97,850

		20,397,585
Residential mortgage-backed securities (non-agency) (4.4%)
Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15.103s, 2042	250,000	115,000
Ser. 12-RR10, Class 8A2, 4s, 2042	570,000	562,875

Barclays Capital, LLC Trust 144A Ser. 09-RR7, Class 2A7,
IO, 1.574s, 2047	9,138,260	392,031

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046	1,299,628	36,520
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036	907,543	13,250

Countrywide Asset Backed Certificates FRB Ser. 07-3,
Class 2A1, 0.311s, 2047	359,898	355,962

Absolute Return 100 Fund	27

MORTGAGE-BACKED SECURITIES (26.8%) cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X,
IO, 1s, 2036	$964,233	$39,148

GSAA Home Equity Trust FRB Ser. 04-10, Class AF4,
4.819s, 2034	395,563	415,836

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X,
IO, PO, 0.8s, 2047	1,155,308	34,659

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A5,
Class A3, 2.575s, 2035	850,000	735,250

Structured Asset Mortgage Investments, Inc. Ser. 06-AR8,
Class X, IO, 0.4s, 2036	2,774,914	45,231

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.224s, 2046	1,153,776	1,003,785
FRB Ser. 2005-AR17, Class A1B2, 0.621s, 2045	1,880,808	1,467,030
FRB Ser. 05-AR6, Class 2AB2, 0.581s, 2045	1,630,298	1,402,056
FRB Ser. 05-AR8, Class 2AB3, 0.571s, 2045	1,619,607	1,400,960
FRB Ser. 05-AR1, Class A3, 0.571s, 2045	1,666,498	1,424,856

Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR1, Class 2A5, 5.359s, 2036	1,500,000	1,470,000
FRB Ser. 04-H, Class A1, 2.615s, 2034	1,333,219	1,359,883

		12,274,332

Total mortgage-backed securities (cost $70,147,588)		$74,080,828

CORPORATE BONDS AND NOTES (24.3%)*	Principal amount	Value

Banking (5.8%)
Australia & New Zealand Banking Group, Ltd. 144A sr. unsec.
notes 2.4s, 2013 (Australia)	$800,000	$802,146

Bank of America Corp. sr. unsec. unsub. FRN notes 1.897s, 2014	260,000	263,217

Bank of America Corp. sr. unsec. unsub. FRN notes 1.733s, 2014	500,000	504,417

Bank of New York Mellon Corp. (The) sr. unsec. FRN
notes 0.545s, 2015	700,000	701,047

Bank of New York Mellon Corp. (The) sr. unsec.
unsub. notes 4.95s, 2012	300,000	300,000

Bank of Tokyo-Mitsubishi UFJ, Ltd. 144A sr. unsec. FRN
notes 1.091s, 2014 (Japan)	250,000	250,745

Bank One Corp. unsec. sub. notes 5 1/4s, 2013	377,000	381,238

Barclays Bank PLC sr. unsec. unsub. notes 5.2s, 2014
(United Kingdom)	300,000	320,759

Barclays Bank PLC sr. unsec. unsub. notes 2 1/2s, 2013
(United Kingdom)	1,000,000	1,004,532

Citigroup, Inc. sr. unsec. notes FRN 2.438s, 2013	1,100,000	1,113,078

Fifth Third Bancorp sr. unsec. notes 6 1/4s, 2013	1,450,000	1,490,471

ING Bank NV 144A bonds 2 1/2s, 2016 (Netherlands)	129,000	133,941

ING Bank NV 144A sr. unsec. notes FRN 1.439s, 2013
(Netherlands)	900,000	902,429

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)	620,000	656,512

JPMorgan Chase & Co. sr. unsec. notes FRN 1.429s, 2015	500,000	505,406

Lloyds TSB Bank PLC bank guaranty sr. unsec.
unsub. notes 4 7/8s, 2016 (United Kingdom)	510,000	560,638

28	Absolute Return 100 Fund

CORPORATE BONDS AND NOTES (24.3%)* cont.	Principal amount	Value

Banking cont.
National Australia Bank, Ltd. 144A sr. unsec. notes 2 1/2s,
2013 (Australia)	$690,000	$692,691

National Australia Bank, Ltd./New York sr. unsec.
notes 1.6s, 2015 (Australia)	750,000	762,428

Royal Bank of Scotland Group PLC sr. unsec.
unsub. notes 2.55s, 2015 (United Kingdom)	855,000	876,471

Royal Bank of Scotland PLC (The) 144A company guaranty
sr. unsec. unsub. notes 4 7/8s, 2014 (United Kingdom)	430,000	454,235

Scotland International Finance No2 BV 144A bank
guaranty unsec. sub. notes 4 1/4s, 2013 (Netherlands)	295,000	296,124

Standard Chartered PLC 144A sr. unsec. unsub. notes 5 1/2s,
2014 (United Kingdom)	1,100,000	1,190,420

Sumitomo Mitsui Banking Corp. 144A sr. unsec. notes 2.15s,
2013 (Japan)	685,000	689,165

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
notes 6 1/4s, 2035 (Russia)	200,000	213,046

Westpac Banking Corp. sr. unsec. unsub. bonds 2 1/4s,
2012 (Australia)	720,000	720,531

Westpac Banking Corp. 144A sr. unsec. notes FRN 1.092s,
2014 (Australia)	400,000	402,395

		16,188,082
Basic materials (1.6%)
Airgas, Inc. sr. unsec. unsub. notes 3 1/4s, 2015	845,000	898,557

ArcelorMittal sr. unsec. unsub. notes 5 3/8s, 2013 (France)	600,000	612,618

BHP Billiton Finance USA, Ltd. company guaranty sr. unsec.
notes FRN 0.704s, 2014 (Australia)	500,000	501,782

Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014	355,000	391,381

Eastman Chemical Co. sr. unsec. unsub. notes 2.4s, 2017	790,000	819,702

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec.
notes 9s, 2019 (Australia)	245,000	336,379

Weyerhaeuser Co. sr. unsec. unsub. notes 7 1/4s, 2013	825,000	856,668

		4,417,087
Capital goods (1.7%)
Caterpillar Financial Services Corp. sr. unsec. notes FRN
0.708s, 2013	650,000	652,391

Caterpillar Financial Services Corp. sr. unsec. notes FRN
0.65s, 2014	1,500,000	1,506,504

John Deere Capital Corp. sr. unsec. unsub. notes FRN
0.754s, 2013	900,000	903,594

Staples, Inc. sr. unsec. notes 9 3/4s, 2014	505,000	554,723

United Technologies Corp. sr. unsec. unsub. notes FRN
0.688s, 2013	1,200,000	1,204,524

		4,821,736
Communication services (0.9%)
Comcast Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2015	447,000	503,250

Deutsche Telekom International Finance BV company
guaranty sr. unsec. unsub. bonds 5 1/4s, 2013 (Netherlands)	1,265,000	1,306,735

SBA Tower Trust 144A company guaranty mtge. notes
4.254s, 2015	625,000	656,898

		2,466,883

Absolute Return 100 Fund	29

CORPORATE BONDS AND NOTES (24.3%)* cont.	Principal amount	Value

Consumer cyclicals (1.6%)
Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018	$465,000	$521,963

Macy’s Retail Holdings, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2014	1,250,000	1,348,720

QVC, Inc. 144A sr. notes 7 1/8s, 2017	215,000	227,073

Toyota Motor Credit Corp. sr. unsec. unsub. notes FRN
Ser. MTN, 0.54s, 2013	700,000	700,745

Turner Broadcasting System, Inc. company
guaranty sr. unsec. unsub. notes 8 3/8s, 2013	360,000	378,071

Viacom, Inc. sr. unsec. notes 4 3/8s, 2014	310,000	330,937

Volkswagen International Finance NV 144A company
guaranty sr. unsec. notes 1 5/8s, 2015 (Germany)	500,000	507,509

		4,015,018
Consumer finance (0.7%)
American Express Credit Corp. sr. unsec. sub. notes FRN
1.504s, 2015	600,000	611,698

American Honda Finance Corp. 144A sr. unsec. notes FRN
Ser. MTN, 0.809s, 2012	1,000,000	1,000,024

Capital One Bank sr. unsec. sub. notes 6 1/2s, 2013	250,000	258,509

		1,870,231
Consumer staples (3.5%)
Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. notes FRN 0.7s, 2014	700,000	703,575

Anheuser-Busch InBev Worldwide, Inc. company
guaranty sr. unsec. unsub. notes 5 3/8s, 2014	565,000	620,077

ConAgra Foods, Inc. sr. unsec. notes 5 7/8s, 2014	500,000	536,104

ConAgra Foods, Inc. sr. unsec. unsub. notes 1.35s, 2015	1,000,000	1,008,109

Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016	400,000	462,000

Delhaize Group company guaranty sr. unsec.
unsub. bonds 5 7/8s, 2014 (Belgium)	900,000	942,036

H.J. Heinz Co. sr. unsec. notes 5.35s, 2013	1,800,000	1,860,919

Mondelez International, Inc. sr. unsec. notes 2 5/8s, 2013	730,000	737,212

Kroger Co. (The) company guaranty sr. unsec. notes 5s, 2013	1,850,000	1,887,604

Walgreen Co. sr. unsec. unsub. FRN notes 0.899s, 2014	1,000,000	1,002,790

		9,760,426
Financial (0.4%)
Erac USA Finance Co. 144A company
guaranty sr. notes 2 3/4s, 2013	445,000	449,952

General Electric Capital Corp. sr. unsec. unsub. notes FRN
Ser. MTN, 0.981s, 2014	500,000	503,028

General Electric Capital Corp. sr. unsec. unsub. notes FRN
Ser. MTNA, 1.334s, 2013	275,000	276,376

		1,229,356
Insurance (2.0%)
Hartford Financial Services Group, Inc. (The) jr. unsec.
sub. debs. FRB 8 1/8s, 2038	235,000	274,069

Jackson National Life Global Funding, Co. 144A
sr. unsub. notes 5 3/8s, 2013	1,000,000	1,022,329

MetLife Global Funding I 144A sr. unsub. notes 5 1/8s, 2014	100,000	106,865

MetLife Global Funding I 144A sr. unsub. notes 5 1/8s, 2013	100,000	102,005

30	Absolute Return 100 Fund

CORPORATE BONDS AND NOTES (24.3%)* cont.	Principal amount	Value

Insurance cont.
Metropolitan Life Global Funding I 144A sr. unsub. FRN
notes 0.731s, 2014	$500,000	$499,972

Metropolitan Life Global Funding I 144A unsec. notes FRN
0.804s, 2013	500,000	500,047

Monumental Global Funding II 144A sr. unsub. notes FRN
0.485s, 2013	600,000	598,046

Monumental Global Funding, Ltd. 144A
sr. unsub. notes 5 1/2s, 2013	400,000	408,770

Monumental Global Funding, Ltd. 144A
sr. unsub. notes 5 1/4s, 2014	550,000	577,711

New York Life Global Funding 144A notes 3s, 2015	930,000	981,672

Prudential Covered Trust 2012-1 144A company guaranty mtge.
notes 2.997s, 2015	446,500	463,603

		5,535,089
Investment banking/Brokerage (0.5%)
TD Ameritrade Holding Corp. company guaranty sr. unsec.
unsub. notes 2.95s, 2012	1,420,000	1,422,722

		1,422,722
Real estate (2.3%)
Camden Property Trust sr. unsec. unsub. notes 5 7/8s, 2012 R	1,300,000	1,304,454

HCP, Inc. sr. unsec. unsub. notes 2.7s, 2014 R	1,000,000	1,021,233

Hospitality Properties Trust sr. unsec. notes 7 7/8s, 2014 R	800,000	863,049

ProLogis LP company guaranty sr. unsec. notes 5 1/2s, 2013	1,600,000	1,623,389

Simon Property Group LP sr. unsec. unsub. notes 5.1s, 2015 R	700,000	776,273

Simon Property Group LP sr. unsec. unsub. notes 4.2s, 2015 R	770,000	824,176

		6,412,574
Technology (0.9%)
IBM Corp. sr. unsec. unsub. notes 6 1/2s, 2013	2,000,000	2,117,642

Seagate Technology International 144A company
guaranty sr. notes 10s, 2014 (Cayman Islands)	466,000	505,610

		2,623,252
Transportation (0.3%)
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	127,264	138,399

Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	125,893	135,020

Federal Express Corp. 2012 Pass Through Trust 144A
notes 2 5/8s, 2018	600,000	604,789

		878,208
Utilities and power (2.1%)
Ameren Corp. sr. unsec. notes 8 7/8s, 2014	240,000	265,917

CenterPoint Energy Resources Corp. sr. unsec.
unsub. notes 7 7/8s, 2013	1,570,000	1,614,155

DTE Energy Co. sr. unsec. unsub. notes 7 5/8s, 2014	700,000	772,002

Great Plains Energy, Inc. sr. unsec. unsub. notes 2 3/4s, 2013	550,000	558,209

NGPL PipeCo, LLC 144A sr. unsec. notes 6.514s, 2012	600,000	603,000

Pacific Gas & Electric Co. sr. unsec. unsub. notes FRN
0.884s, 2012	1,000,000	1,000,286

Texas-New Mexico Power Co. 144A 1st mtge. bonds 9 1/2s, 2019	654,000	885,651

		5,699,220

Total corporate bonds and notes (cost $66,441,759)		$67,339,884

Absolute Return 100 Fund	31

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (1.9%)*	Principal amount	Value

U.S. Government Agency Mortgage Obligations (1.9%)
Federal National Mortgage Association Pass-Through
Certificates 3s, TBA, November 1, 2042	$5,000,000	$5,248,828

Total U.S. government and agency mortgage obligations (cost $5,231,055)		$5,248,828

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value

U.S. Treasury Notes 2 5/8s, November 15, 2020	$56,000	$61,507

Total U.S. treasury obligations (cost $52,980)		$61,507

MUNICIPAL BONDS AND NOTES (1.2%)*	Principal amount	Value

Union Cnty., Indl. Dev. VRDN (Del-Tin Fiber),
0.79s, 10/1/27	$1,700,000	$1,700,000

WI State Hsg. & Econ. Dev. Auth. VRDN, Ser. D, 1s, 3/1/38	1,500,000	1,500,000

Total municipal bonds and notes (cost $3,200,000)		$3,200,000

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.8%)*	Principal amount/units	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015	$1,340,000	$1,108,850

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017	200,000	220,167

Korea Development Bank sr. unsec. unsub. notes 4s, 2016
(South Korea)	300,000	324,313

Ontario (Province of) sr. unsec. unsub. bonds 1 7/8s, 2012	600,000	600,360

Total foreign government and agency bonds and notes (cost $2,410,449)		$2,253,690

PURCHASED SWAP OPTIONS OUTSTANDING (0.4%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Deutsche Bank AG

2.27/3 month USD-LIBOR-BBA/Dec-22	Dec-12/2.27	$3,236,000	$157,399

2.13375/3 month USD-LIBOR-BBA/Dec-22	Dec-12/2.13375	2,022,000	74,632

2.2475/3 month USD-LIBOR-BBA/Nov-22	Nov-12/2.2475	3,236,000	155,296

2.1125/3 month USD-LIBOR-BBA/Nov-22	Nov-12/2.1125	2,022,000	71,660

Goldman Sachs International

1.8625/3 month USD-LIBOR-BBA/Jan-23	Jan-13/1.8625	1,116,000	19,028

1.855/3 month USD-LIBOR-BBA/Dec-22	Dec-12/1.855	1,116,000	18,035

2.325/3 month USD-LIBOR-BBA/Dec-22	Dec-12/2.325	712,000	38,142

(2.325)/3 month USD-LIBOR-BBA/Dec-22	Dec-12/2.325	712,000	684

2.3675/3 month USD-LIBOR-BBA/Dec-22	Dec-12/2.3675	3,236,000	185,746

2.8825/3 month USD-LIBOR-BBA/Dec-42	Dec-12/2.8825	1,139,000	75,368

(2.8825)/3 month USD-LIBOR-BBA/Dec-42	Dec-12/2.8825	1,139,000	7,517

2.34375/3 month USD-LIBOR-BBA/Nov-22	Nov-12/2.34375	3,236,000	184,515

Total purchased swap options outstanding (cost $861,135)			$988,022

32	Absolute Return 100 Fund

SHORT-TERM INVESTMENTS (47.3%)*	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.16% L	51,210,289	$51,210,289

SSgA Prime Money Market Fund 0.12% P	1,252,000	1,252,000

Abbey National North America, LLC commercial paper with an
effective yield of 0.845%, April 2, 2013	$1,000,000	996,906

Abbey National North America, LLC commercial paper with an
effective yield of 0.625%, January 30, 2013	750,000	748,895

ABN AMRO Group NV commercial paper with an effective yield
of 0.636%, January 30, 2013 (Netherlands)	1,000,000	999,209

Arrow Electronics, Inc. commercial paper with an effective
yield of 0.750%, November 15, 2012	1,500,000	1,499,533

Avon Capital Corp. commercial paper with an effective yield
of 1.013%, December 21, 2012	300,000	299,571

Avon Capital Corp. commercial paper with an effective yield
of 0.876%, November 6, 2012	500,000	499,938

Avon Capital Corp. commercial paper with an effective yield
of 0.873%, November 2, 2012	800,000	799,980

Axa Financial, Inc. commercial paper with an effective
yield of 0.656%, April 25, 2013	1,000,000	997,321

Bacardi Corp. commercial paper with effective yields
ranging from 0.406% to 0.420%, November 21, 2012	1,900,000	1,899,552

Bank of Montreal/Chicago, IL FRN certificates of deposit
with an effective yield of 0.510%, August 15, 2013 (Canada)	900,000	901,088

CAFCO, LLC asset-backed commercial paper with an effective
yield of 0.424%, December 4, 2012	1,000,000	999,606

CHARTA, LLC asset-backed commercial paper with an effective
yield of 0.434%, December 4, 2012	1,500,000	1,499,395

COFCO Capital Corp. commercial paper with an effective
yield of 0.375%, November 13, 2012	1,400,000	1,399,818

Commonwealth Bank of Australia FRN certificates of deposit
with an effective yield of 1.580%, January 17, 2014 (Australia)	650,000	657,290

CRC Funding, LLC asset-backed commercial paper with an
effective yield of 0.613%, November 5, 2012	900,000	899,938

Daimler Finance North America, LLC 144A commercial paper
with an effective yield of 0.967%, August 15, 2013	1,300,000	1,291,618

Daimler Finance North America, LLC commercial paper with an
effective yield of 0.946%, February 7, 2013	600,000	598,448

DCP Midstream, LLC commercial paper with an effective yield
of 0.502%, December 3, 2012	500,000	499,773

Devon Energy Corp. commercial paper with an effective yield
of 0.307%, November 9, 2012	1,250,000	1,249,911

DNB Bank ASA commercial paper with an effective yield
of 0.348%, January 28, 2013 (Norway)	1,800,000	1,798,942

Duke Energy Corp. commercial paper with an effective yield
of 0.489%, January 3, 2013	1,000,000	999,348

Duke Energy Corp. commercial paper with an effective yield
of 0.413%, November 26, 2012	400,000	399,883

Entergy Corp. commercial paper with an effective yield
of 0.857%, December 14, 2012	500,000	499,480

Entergy Corp. commercial paper with an effective yield
of 0.778%, November 15, 2012	800,000	799,751

Absolute Return 100 Fund	33

SHORT-TERM INVESTMENTS (47.3%)* cont.	Principal amount/shares	Value

Ford Motor Credit Co., LLC commercial paper with an
effective yield of 1.291%, November 16, 2012	$1,000,000	$999,458

Ford Motor Credit Co., LLC commercial paper with an
effective yield of 1.153%, November 13, 2012	250,000	249,903

Ford Motor Credit Co., LLC commercial paper with an
effective yield of 1.135%, November 6, 2012	250,000	249,960

Gotham Funding Corp. asset-backed commercial paper
with an effective yield of 0.267%, December 3, 2012 (Japan)	1,000,000	999,760

Kinder Morgan Energy Partners, L.P. commercial paper
with an effective yield of 0.434%, November 7, 2012	1,000,000	999,925

Kinder Morgan Energy Partners, L.P. commercial paper
with an effective yield of 0.369%, November 6, 2012	700,000	699,958

Liberty Street Funding, LLC asset-backed commercial paper
with an effective yield of 0.187%, November 23, 2012 (Canada)	1,000,000	999,878

Marathon Oil Corp. commercial paper with effective yields
ranging from 0.432% to 0.434%, November 15, 2012	1,500,000	1,499,738

Marriot International, Inc./DE commercial paper with an
effective yield of 0.329%, November 14, 2012	1,250,000	1,249,847

National Grid USA commercial paper with an effective yield
of 0.450%, December 3, 2012	1,800,000	1,799,264

Nationwide Building Society 144A commercial paper with an
effective yield of 0.494%, January 29, 2013 (United Kingdom)	1,000,000	999,225

Nordea Bank Finland PLC/New York FRN certificates
of deposit with an effective yield of 0.793%, April 5, 2013	1,825,000	1,827,141

Northeast Utilities commercial paper with an effective
yield of 0.403%, November 15, 2012	1,000,000	999,833

Prudential PLC 144A commercial paper with an effective
yield of 0.689%, November 15, 2012 (United Kingdom)	400,000	399,891

Safeway, Inc. commercial paper with an effective yield
of 0.882%, December 11, 2012	250,000	249,750

Safeway, Inc. commercial paper with an effective yield
of 0.850%, November 27, 2012	1,500,000	1,499,058

SCANA Corp. commercial paper with an effective yield
of 0.640%, November 27, 2012	900,000	899,558

SCANA Corp. commercial paper with an effective yield
of 0.583%, November 5, 2012	500,000	499,961

Skandinaviska Enskilda Banken commercial paper with an
effective yield of 0.507%, January 10, 2013 (Sweden)	400,000	399,828

Societe Generale North America commercial paper with an
effective yield of 0.616%, April 8, 2013 (France)	1,000,000	997,332

Southern Power Co. (The) commercial paper with an effective
yield of 0.398%, November 20, 2012	2,200,000	2,199,524

Standard Chartered Bank/New York commercial paper with an
effective yield of 0.315%, November 14, 2012	800,000	799,908

Suncor Energy, Inc. commercial paper with an effective
yield of 0.394%, November 13, 2012 (Canada)	650,000	649,913

Suncor Energy, Inc. commercial paper with an effective
yield of 0.404%, November 8, 2012 (Canada)	500,000	499,960

Suncorp-Metway, Ltd. 144A commercial paper with an
effective yield of 0.445%, January 15, 2013 (Australia)	1,500,000	1,499,091

Svenska Handelsbanken/New York, NY FRN certificates
of deposit with an effective yield of 1.130%, July 17, 2014 (Sweden)	850,000	853,098

34	Absolute Return 100 Fund

SHORT-TERM INVESTMENTS (47.3%)* cont.	Principal amount/shares	Value

Svenska Handelsbanken/New York, NY FRN certificates
of deposit with an effective yield of 0.919%,
September 25, 2013 (Sweden)	$500,000	$501,688

Viacom, Inc. commercial paper with an effective yield
of 0.385%, November 26, 2012	1,000,000	999,722

Vodafone Group PLC commercial paper with effective yields
ranging from 0.747% to 0.946%, April 16, 2013 (United Kingdom)	1,500,000	1,495,679

Vodafone Group PLC commercial paper with an effective yield
of 1.015%, February 15, 2013 (United Kingdom)	350,000	349,527

Volvo Treasury AB commercial paper with an effective yield
of 0.492%, November 27, 2012 (Sweden)	1,500,000	1,499,458

Whirlpool Corp. commercial paper with an effective yield
of 0.767%, November 29, 2012	1,000,000	999,386

Whirlpool Corp. commercial paper with an effective yield
of 0.830%, November 15, 2012	500,000	499,835

Working Capital Management Co. asset-backed
commercial paper with an effective yield of 0.189%,
November 2, 2012 (Japan)	1,500,000	1,499,991

Wyndham Worldwide Corp. commercial paper with an effective
yield of 0.883%, November 28, 2012	1,500,000	1,498,976

U.S. Treasury Bills with an effective yield of 0.132%,
January 10, 2013 # ##	21,000,000	20,996,640

Total short-term investments (cost $131,037,480)		$131,059,147

TOTAL INVESTMENTS

Total investments (cost $279,382,446)		$284,231,906

Key to holding’s currency abbreviations

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound

Key to holding’s abbreviations

FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.

Absolute Return 100 Fund	35

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2011 through October 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $276,839,232.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

L Affiliated company (Note 6). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $9,058,783 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 10/31/12 (aggregate face value $447,865)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC

	British Pound	Buy	11/21/12	$5,970	$5,973	$(3)

Citibank, N.A.

	British Pound	Buy	11/21/12	62,609	62,214	395

	Euro	Sell	11/21/12	907	904	(3)

Credit Suisse AG

	British Pound	Sell	11/21/12	152,489	152,044	(445)

	Euro	Buy	11/21/12	2,463	2,456	7

	Swiss Franc	Buy	11/21/12	31,900	31,685	215

Deutsche Bank AG

	Canadian Dollar	Sell	11/21/12	3,303	3,355	52

	Swiss Franc	Sell	11/21/12	18,904	18,763	(141)

Goldman Sachs International

	Euro	Buy	11/21/12	9,334	9,302	32

JPMorgan Chase Bank, N.A.

	Canadian Dollar	Sell	11/21/12	66,557	67,627	1,070

	Euro	Buy	11/21/12	31,891	31,776	115

UBS AG

	Swiss Franc	Buy	11/21/12	62,189	61,766	423

Total						$1,717

36	Absolute Return 100 Fund

FUTURES CONTRACTS OUTSTANDING at 10/31/12

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government
Treasury Bond 3 yr (Short)	20	$2,282,967	Dec-12	$(1,014)

Canadian Government
Bond 10 yr (Long)	4	548,966	Dec-12	3,987

U.K. Gilt 10 yr (Short)	2	384,524	Dec-12	4,847

Total				$7,820

WRITTEN SWAP OPTIONS OUTSTANDING at 10/31/12 (premiums $754,712)
Counterparty
Fixed obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Goldman Sachs International

(2.27)/3 month USD-LIBOR-BBA/
Dec-22	Dec-12/2.27	$3,236,000	$157,398

(2.3675)/3 month USD-LIBOR-BBA/
Dec-22	Dec-12/2.3675	3,236,000	185,746

(2.13375)/3 month USD-LIBOR-BBA/
Dec-22	Dec-12/2.13375	2,022,000	74,612

(2.2475)/3 month USD-LIBOR-BBA/
Nov-22	Nov-12/2.2475	3,236,000	155,296

(2.34375)/3 month USD-LIBOR-BBA/
Nov-22	Nov-12/2.34375	3,236,000	184,517

(2.1125)/3 month USD-LIBOR-BBA/
Nov-22	Nov-12/2.1125	2,022,000	71,660

			$829,229

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/12

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclay’s Bank, PLC
	$14,683,000 E	$12,627	12/19/14	0.45%	3 month USD-
					LIBOR-BBA	$(3,377)

	761,000 E	(47,611)	12/19/42	2.40%	3 month USD-
					LIBOR-BBA	(13,602)

	11,982,000 E	130,026	12/19/22	3 month USD-
				LIBOR-BBA	1.75%	114,210

	2,918,000 E	(11,567)	12/19/22	1.75%	3 month USD-
					LIBOR-BBA	(7,717)

	6,994,000 E	(4,314)	12/19/17	3 month USD-
				LIBOR-BBA	0.90%	10,863

GBP	412,000	—	8/15/31	3.6%	6 month GBP-
					LIBOR-BBA	(96,645)

Citibank, N.A.
	$363,000 E	—	10/7/21	3 month USD-
				LIBOR-BBA	3.0625%	11,503

	1,644,000 E	(391)	12/19/14	3 month USD-
				LIBOR-BBA	0.45%	1,401

Absolute Return 100 Fund	37

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A. cont.
	$2,538,000 E	$2,924	12/19/17	3 month USD-
				LIBOR-BBA	0.90%	$8,431

	3,388,000 E	(26,427)	12/19/22	1.75%	3 month USD-
					LIBOR-BBA	(21,955)

	71,000 E	(3,011)	12/19/42	2.40%	3 month USD-
					LIBOR-BBA	162

EUR	61,000	—	8/2/22	6 month EUR-
				EURIBOR-
				REUTERS	1.8%	634

Credit Suisse International
	$16,587,000 E	(20,230)	12/19/14	3 month USD-
				LIBOR-BBA	0.45%	(2,150)

	3,821,000 E	251,813	12/19/42	3 month USD-
				LIBOR-BBA	2.40%	81,052

	231,579,000 E	271,081	12/19/14	0.45%	3 month USD-
					LIBOR-BBA	18,661

	6,104,000 E	2,505	12/19/17	0.90%	3 month USD-
					LIBOR-BBA	(10,742)

	431,000 E	(26,602)	12/19/42	2.40%	3 month USD-
					LIBOR-BBA	(7,340)

	7,148,000 E	97,406	12/19/22	3 month USD-
				LIBOR-BBA	1.75%	87,971

	6,613,000 E	(75,353)	12/19/22	1.75%	3 month USD-
					LIBOR-BBA	(66,622)

EUR	63,000	—	8/10/22	1.87%	6 month EUR-
					EURIBOR-
					REUTERS	(1,160)

Deutsche Bank AG
	$184,000 E	—	10/7/21	3 month USD-
				LIBOR-BBA	3.0475%	5,704

	77,901,000 E	(76,198)	12/19/14	3 month USD-
				LIBOR-BBA	0.45%	8,714

	4,418,000 E	1,370	12/19/17	0.90%	3 month USD-
					LIBOR-BBA	(8,217)

	12,364,000 E	(116,322)	12/19/22	1.75%	3 month USD-
					LIBOR-BBA	(100,002)

	3,245,000 E	48,417	12/19/22	3 month USD-
				LIBOR-BBA	1.75%	44,134

	7,120,000	(392,742)	12/19/42	2.40%	3 month USD-
					LIBOR-BBA	(74,549)

Goldman Sachs International
	109,105,000 E	(75,163)	12/19/14	3 month USD-
				LIBOR-BBA	0.45%	43,762

	10,474,000 E	(20,024)	12/19/17	0.90%	3 month USD-
					LIBOR-BBA	(42,753)

	15,503,000 E	(235,128)	12/19/22	1.75%	3 month USD-
					LIBOR-BBA	(214,664)

38	Absolute Return 100 Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
	$2,094,000 E	$28,016	12/19/22	3 month USD-
				LIBOR-BBA	1.75%	$25,252

	2,471,000 E	175,617	12/19/42	3 month USD-
				LIBOR-BBA	2.40%	65,188

GBP	412,000	—	9/23/31	6 month GBP-
				LIBOR-BBA	3.1175%	44,512

JPMorgan Chase Bank NA
	$2,620,000 E	(4,778)	12/19/17	0.90%	3 month USD-
					LIBOR-BBA	(10,464)

	2,772,000 E	(2,452)	12/19/22	1.75%	3 month USD-
					LIBOR-BBA	1,207

	1,899,000 E	39,155	12/19/22	3 month USD-
				LIBOR-BBA	1.75%	36,648

	934,000 E	(94,451)	12/19/42	2.40%	3 month USD-
					LIBOR-BBA	(52,710)

CAD	590,000	—	9/21/21	2.3911%	3 month CAD-
					BA-CDOR	(15,458)

CAD	2,213,000	—	5/2/15	3 month CAD-
				BA-CDOR	1.6575%	20,457

The Royal Bank of Scotland PLC
	$805,000 E	(10,116)	12/19/22	1.75%	3 month USD-
					LIBOR-BBA	(9,054)

UBS AG
CHF	9,043,000	—	5/23/13	0.7625%	6 month CHF-
					LIBOR-BBA	(58,104)

Total						$(186,819)

E Extended effective date.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/12

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC
$800,000	$—	4/7/16	(2.63%)	USA Non Revised	$(16,879)
				Consumer Price
				Index-Urban (CPI-U)

Goldman Sachs International
460,000	—	3/1/16	2.47%	USA Non Revised	5,281
				Consumer Price
				Index-Urban (CPI-U)

345,000	—	3/3/16	2.45%	USA Non Revised	3,602
				Consumer Price
				Index-Urban (CPI-U)

1,058,000	—	4/3/17	2.3225%	USA Non Revised	4,730
				Consumer Price
				Index-Urban (CPI-U)

Absolute Return 100 Fund	39

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
	$1,058,000	$—	4/4/17	2.35%	USA Non Revised	$6,291
					Consumer Price
					Index-Urban (CPI-U)

	1,058,000	—	4/5/17	2.355%	USA Non Revised	6,585
					Consumer Price
					Index-Urban (CPI-U)

	1,058,000	—	4/5/22	2.66%	USA Non Revised	(1,048)
					Consumer Price
					Index-Urban (CPI-U)

GBP	660,000	—	3/30/17	(3.0925%)	GBP Non-revised	(26,084)
					UK Retail Price
					Index

GBP	660,000	—	4/2/17	(3.085%)	GBP Non-revised	(29,335)
					UK Retail Price
					Index

GBP	1,320,000	—	9/20/17	2.6625%	GBP Non-revised	57
					UK Retail Price
					Index

GBP	660,000	—	9/21/17	2.66%	GBP Non-revised	(114)
					UK Retail Price
					Index

GBP	660,000	—	4/3/17	(3.09%)	GBP Non-revised	(29,628)
					UK Retail Price
					Index

Total						$(76,542)

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Corporate bonds and notes	$—	$67,339,884	$—

Foreign government and agency bonds and notes	—	2,253,690	—

Mortgage-backed securities	—	74,080,828	—

Municipal bonds and notes	—	3,200,000	—

Purchased swap options outstanding	—	988,022	—

U.S. Government and Agency Mortgage Obligations	—	5,248,828	—

U.S. Treasury Obligations	—	61,507	—

Short-term investments	52,462,289	78,596,858	—

Totals by level	$52,462,289	$231,769,617	$—

40	Absolute Return 100 Fund

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,717	$—

Futures contracts	7,820	—	—

Written swap options outstanding	—	(829,229)	—

Interest rate swap contracts	—	(4,896)	—

Total return swap contracts	—	(76,542)	—

Totals by level	$7,820	$(908,950)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Absolute Return 100 Fund	41

Statement of assets and liabilities 10/31/12

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $228,172,157)	$233,021,617
Affiliated issuers (identified cost $51,210,289) (Notes 1 and 6)	51,210,289

Cash	674,491

Interest and other receivables	912,115

Receivable for shares of the fund sold	608,962

Receivable for investments sold	19,562,207

Unrealized appreciation on swap contracts (Note 1)	657,012

Unrealized appreciation on forward currency contracts (Note 1)	2,309

Receivable from Manager (Note 2)	20,070

Premium paid on swap contracts (Note 1)	1,242,880

Total assets	307,911,952

LIABILITIES

Payable for variation margin (Note 1)	1,027

Payable for investments purchased	20,570,280

Payable for purchases of delayed delivery securities (Note 1)	5,236,471

Payable for shares of the fund repurchased	928,247

Payable for investor servicing fees (Note 2)	33,922

Payable for custodian fees (Note 2)	23,056

Payable for Trustee compensation and expenses (Note 2)	17,816

Payable for administrative services (Note 2)	548

Payable for distribution fees (Note 2)	70,776

Unrealized depreciation on forward currency contracts (Note 1)	592

Written options outstanding, at value (premiums $754,712) (Notes 1 and 3)	829,229

Premium received on swap contracts (Note 1)	1,060,957

Unrealized depreciation on swap contracts (Note 1)	920,373

Collateral on certain derivative contracts, at value (Note 1)	1,252,000

Other accrued expenses	127,426

Total liabilities	31,072,720

Net assets	$276,839,232

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$284,713,129

Undistributed net investment income (Note 1)	1,067,453

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(13,449,026)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	4,507,676

Total — Representing net assets applicable to capital shares outstanding	$276,839,232

(Continued on next page)

42	Absolute Return 100 Fund

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($158,622,480 divided by 15,612,075 shares)	$10.16

Offering price per class A share (100/99.00 of $10.16)*	$10.26

Net asset value and offering price per class B share ($2,655,174 divided by 262,467 shares)**	$10.12

Net asset value and offering price per class C share ($40,649,124 divided by 4,045,140 shares)**	$10.05

Net asset value and redemption price per class M share ($2,973,288 divided by 293,281 shares)	$10.14

Offering price per class M share (100/99.25 of $10.14)*	$10.22

Net asset value, offering price and redemption price per class R share
($315,529 divided by 31,229 shares)	$10.10

Net asset value, offering price and redemption price per class R5 share
($10,087 divided by 988 shares)	$10.21

Net asset value, offering price and redemption price per class R6 share
($10,087 divided by 988 shares)	$10.21

Net asset value, offering price and redemption price per class Y share
($71,603,463 divided by 7,014,479 shares)	$10.21

* On single retail sales of less than $500,000. On sales of $500,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Absolute Return 100 Fund	43

Statement of operations Year ended 10/31/12

INVESTMENT INCOME

Interest (net of foreign tax of $1,500) (including interest income of $29,854
from investments in affiliated issuers) (Note 6)	$7,154,137

Total investment income	7,154,137

EXPENSES

Compensation of Manager (Note 2)	1,574,394

Investor servicing fees (Note 2)	474,465

Custodian fees (Note 2)	74,773

Trustee compensation and expenses (Note 2)	27,136

Administrative services (Note 2)	9,948

Distribution fees (Note 2)	1,031,993

Other	218,170

Fees waived and reimbursed by Manager (Note 2)	(1,080,414)

Total expenses	2,330,465

Expense reduction (Note 2)	(726)

Net expenses	2,329,739

Net investment income	4,824,398

Net realized loss on investments (Notes 1 and 3)	(1,604,583)

Net realized loss on swap contracts (Note 1)	(6,051,366)

Net realized loss on futures contracts (Note 1)	(1,184,631)

Net realized loss on foreign currency transactions (Note 1)	(96,369)

Net realized loss on written options (Notes 1 and 3)	(4,077,489)

Net unrealized depreciation of assets and liabilities in foreign currencies during the year	(4,790)

Net unrealized appreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the year	12,787,533

Net loss on investments	(231,695)

Net increase in net assets resulting from operations	$4,592,703

The accompanying notes are an integral part of these financial statements.

44	Absolute Return 100 Fund

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Year ended 10/31/12	Year ended 10/31/11

Operations:
Net investment income	$4,824,398	$8,321,877

Net realized loss on investments
and foreign currency transactions	(13,014,438)	(5,806,666)

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	12,782,743	(7,391,377)

Net increase (decrease) in net assets resulting
from operations	4,592,703	(4,876,166)

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(3,613,370)	(2,216,226)

Class B	(43,331)	(25,047)

Class C	(410,377)	(379,540)

Class M	(53,093)	(36,496)

Class R	(3,861)	(3,804)

Class Y	(1,386,125)	(974,559)

Net realized short-term gain on investments

Class A	—	(88,648)

Class B	—	(1,376)

Class C	—	(33,293)

Class M	—	(1,484)

Class R	—	(167)

Class Y	—	(33,839)

From net realized long-term gain on investments
Class A	—	(1,418,361)

Class B	—	(22,019)

Class C	—	(532,687)

Class M	—	(23,737)

Class R	—	(2,670)

Class Y	—	(541,421)

Increase (decrease) from capital share transactions (Note 4)	(122,392,125)	94,869,839

Total increase (decrease) in net assets	(123,309,579)	83,658,299

NET ASSETS

Beginning of year	400,148,811	316,490,512

End of year (including undistributed net investment income
of $1,067,453 and $4,093,378, respectively)	$276,839,232	$400,148,811

The accompanying notes are an integral part of these financial statements.

Absolute Return 100 Fund	45

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c]	net assets (%)	(%)

Class A
October 31, 2012	$10.15	.16	— [d]	.16	(.15)	—	(.15)	—	$10.16	1.65	$158,622	.65 [e]	1.55 [e]	238 [f]
October 31, 2011	10.44	.23	(.30)	(.07)	(.13)	(.09)	(.22)	—	10.15	(.79)	249,746	.67 [e]	2.27 [e]	186 [f]
October 31, 2010	10.32	.20	(.05)	.15	(.03)	— [d]	(.03)	— [d]	10.44	1.50	169,380	1.01	1.92	199 [f]
October 31, 2009 †	10.00	.16	.16	.32	— [d]	—	— [d]	— [d]	10.32	3.22*	57,719	1.03*[e]	1.51*[e]	44*

Class B
October 31, 2012	$10.11	.13	.02	.15	(.14)	—	(.14)	—	$10.12	1.48	$2,655	.85 [e]	1.33 [e]	238 [f]
October 31, 2011	10.39	.22	(.32)	(.10)	(.09)	(.09)	(.18)	—	10.11	(1.03)	3,070	.87 [e]	2.10 [e]	186 [f]
October 31, 2010	10.27	.16	(.04)	.12	—	— [d]	— [d]	— [d]	10.39	1.18	3,070	1.35	1.58	199 [f]
October 31, 2009	10.00	.11	.16	.27	— [d]	—	— [d]	— [d]	10.27	2.71*	1,931	1.54*[e]	1.03*[e]	44*

Class C
October 31, 2012	$10.03	.08	.01	.09	(.07)	—	(.07)	—	$10.05	.90	$40,649	1.40 [e]	.80 [e]	238 [f]
October 31, 2011	10.33	.16	(.31)	(.15)	(.06)	(.09)	(.15)	—	10.03	(1.56)	62,600	1.42 [e]	1.58 [e]	186 [f]
October 31, 2010	10.26	.12	(.04)	.08	(.01)	— [d]	(.01)	— [d]	10.33	.78	68,078	1.76	1.17	199 [f]
October 31, 2009†	10.00	.11	.15	.26	— [d]	—	— [d]	— [d]	10.26	2.61*	20,426	1.67*[e]	1.04*[e]	44*

Class M
October 31, 2012	$10.13	.15	.01	.16	(.15)	—	(.15)	—	$10.14	1.61	$2,973	.70 [e]	1.48 [e]	238 [f]
October 31, 2011	10.42	.23	(.31)	(.08)	(.12)	(.09)	(.21)	—	10.13	(.81)	3,576	.72 [e]	2.22 [e]	186 [f]
October 31, 2010	10.31	.19	(.05)	.14	(.03)	— [d]	(.03)	— [d]	10.42	1.38	2,691	1.08	1.87	199 [f]
October 31, 2009†	10.00	.15	.16	.31	— [d]	—	— [d]	— [d]	10.31	3.12*	850	1.16*[e]	1.47*[e]	44*

Class R
October 31, 2012	$10.09	.13	— [d]	.13	(.12)	—	(.12)	—	$10.10	1.33	$316	.90 [e]	1.27 e	238 [f]
October 31, 2011	10.39	.21	(.31)	(.10)	(.11)	(.09)	(.20)	—	10.09	(1.00)	317	.92 [e]	2.06 [e]	186 [f]
October 31, 2010	10.30	.18	(.06)	.12	(.03)	— [d]	(.03)	— [d]	10.39	1.20	302	1.26	1.71	199 [f]
October 31, 2009†	10.00	.11	.19	.30	— [d]	—	— [d]	— [d]	10.30	3.02*	14	1.24*[e]	1.10*[e]	44*

Class R5
October 31, 2012‡	$10.12	.05	.04	.09	—	—	—	—	$10.21	.89*	$10	.13*[e]	.48*[e]	238 [f]

Class R6
October 31, 2012‡	$10.12	.05	.04	.09	—	—	—	—	$10.21	.89*	$10	.13*[e]	.48*[e]	238 [f]

Class Y
October 31, 2012	$10.20	.18	.01	.19	(.18)	—	(.18)	—	$10.21	1.90	$71,603	.40 [e]	1.78 [e]	238 [f]
October 31, 2011	10.48	.26	(.31)	(.05)	(.14)	(.09)	(.23)	—	10.20	(.51)	80,840	.42 [e]	2.55 [e]	186 [f]
October 31, 2010	10.34	.23	(.05)	.18	(.04)	— [d]	(.04)	— [d]	10.48	1.78	72,970.76		2.17	199 [f]
October 31, 2009†	10.00	.20	.14	.34	— [d]	—	— [d]	— [d]	10.34	3.42*	53,840	.81*[e]	1.87*[e]	44*

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

46	Absolute Return 100 Fund	Absolute Return 100 Fund	47

Financial highlights (Continued)

* Not annualized.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

‡ For the period July 3, 2012 (commencement of operations) to October 31, 2012.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements (Note 2).

d Amount represents less than $0.01 per share.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	10/31/12	10/31/11	10/31/09

Class A	0.33%	0.29%	0.44%

Class B	0.33	0.29	0.44

Class C	0.33	0.29	0.44

Class M	0.33	0.29	0.44

Class R	0.33	0.29	0.44

Class R5	0.10	N/A	N/A

Class R6	0.08	N/A	N/A

Class Y	0.33	0.29	0.44

f Portfolio turnover excludes TBA purchase and sale transactions.

The accompanying notes are an integral part of these financial statements.

48	Absolute Return 100 Fund

Notes to financial statements 10/31/12

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from November 30, 2011 through October 31, 2012.

Putnam Absolute Return 100 Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to earn a positive total return that exceeds the rate of inflation by 100 basis points (or 1.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets: (b) corporate credit: investment grade debt, high yield debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit: and (c) securitized assets: mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, short-term debt securities.

The fund offers class A, class B, class C, class M, class R, class R5, class R6 and class Y shares. The fund began offering class R5 and class R6 shares on July 2, 2012. Class A and class M shares are sold with a maximum front-end sales charge of 1.00% and 0.75%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within two years of purchase (on purchases prior to April 5, 2010, a contingent deferred sales charge on Class B shares is applicable if they are sold within four years of purchase). Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Absolute Return 100 Fund	49

Security valuation Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is

50	Absolute Return 100 Fund

determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, and to hedge against changes in values of securities it owns, owned or expects to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Certain options contracts include premiums that do not settle until the expiration date of the contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. The fund had an average contract amount of approximately $294,100,000 on purchased options contracts for the reporting period.

Futures contracts The fund uses futures contracts to manage exposure to market risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average of approximately 290 futures contracts outstanding for the reporting period. Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period. For the reporting period, the transaction volume of futures contracts was minimal.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts

Absolute Return 100 Fund	51

are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately $2,700,000 on forward currency contracts for the reporting period. Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period. For the reporting period, the transaction volume of forward currency contracts was minimal.

Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors or industries, and to gain exposure to rates of inflation in specific regions or countries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $73,600,000 on total return swap contracts for the reporting period. Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period. For the reporting period, the transaction volume of total return swap contracts was minimal.

Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.

An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $1,077,000,000 on interest rate swap contracts for the reporting period. Outstanding notional amount on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period. For the reporting period, the transaction volume of interest rate swap contracts was minimal.

Credit default contracts The fund entered into credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.

In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the

52	Absolute Return 100 Fund

reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $2,800,000 on credit default swap contracts for the reporting period. Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period. For the reporting period, the transaction volume of credit default swap contracts was minimal.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $863,011 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $799,760.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Absolute Return 100 Fund	53

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior periods remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

54	Absolute Return 100 Fund

At October 31, 2012, the fund had a capital loss carryover of $13,338,609 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

	Loss carryover
Short-term	Long-term	Total	Expiration

$7,956,120	$3,889,418	$11,845,538	*

1,493,071	N/A	1,493,071	October 31, 2019

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of realized gains and losses on certain futures contracts and income on swap contracts. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $2,340,166 to decrease undistributed net investment income, $5 to increase paid-in-capital and $2,340,161 to decrease accumulated net realized losses.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$5,300,530
Unrealized depreciation	(544,882)

Net unrealized appreciation	4,755,648
Undistributed ordinary income	1,054,774
Capital loss carryforward	(13,338,609)
Cost for federal income tax purposes	$279,484,672

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.630%	of the first $5 billion,	0.430%	of the next $50 billion,

0.580%	of the next $5 billion,	0.410%	of the next $50 billion,

0.530%	of the next $10 billion,	0.400%	of the next $100 billion and

0.480%	of the next $10 billion,	0.395%	of any excess thereafter.

Commencing with the fund’s thirteenth whole calendar month of operation (January 2010), the applicable base fee was increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Bank of America Merrill Lynch U.S. Treasury Bill Index plus 1.00% over the performance period. The maximum annualized performance adjustment rate is +/–0.04%. The performance period is the thirty-six month period then ended or, if the fund has not then operated for thirty-six whole calendar

Absolute Return 100 Fund	55

months, the period from the date the fund commenced operations to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.486% of the fund’s average net assets before a decrease of $7,721 (0.002% of the fund’s average net assets) based on performance.

Putnam Management has agreed to limit the fund’s total expenses through June 30, 2013, to the extent that the total expenses of the fund (before performance adjustments to the fund’s management fee and excluding brokerage, interest, taxes, investment related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s distribution plans) will not exceed an annual rate of 0.40% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $1,080,414 as a result of this limit.

Putnam Management has also contractually agreed, through June 30, 2013, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

In December 2012, the Trustees of the fund approved a new management contract that would have the fund pay Putnam Management a management fee at an annual rate of 0.40% based on the fund’s average net assets. Pursuant to the contract, Putnam Management would pay or reimburse the fund for all of the fund’s other operating expenses, excluding payments under the fund’s distribution plan, any performance based fee, brokerage, interest, taxes, investment related expenses, extraordinary and acquired fund fees and expenses.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing (except for Class R5 and R6 shares) based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Class R5 shares pay a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%. Class R6 shares pay a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. Investor servicing fees will not exceed an annual rate of 0.32% of the fund’s average net assets. Prior to March 1,

56	Absolute Return 100 Fund

2012, investor servicing fees could not exceed an annual rate of 0.375% of the fund’s average net assets. During the reporting period, the class specific expenses related to investor servicing fees were as follows:

Class A	$286,478	Class R5	4

Class B	4,278	Class R6	2

Class C	74,970	Class Y	103,526

Class M	4,749	Total	$474,465

Class R	458

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $726 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $220, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 0.45%, 1.00%, 0.30% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$491,745	Class M	9,814

Class B	13,257	Class R	1,580

Class C	515,597	Total	$1,031,993

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $7,978 and $86 from the sale of class A and class M shares, respectively, and received $8,484 and $6,287 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.30% (0.40% for purchases before April 1, 2010) is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $1,240 and no monies on class  A and class  M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $382,042,823 and $390,596,764, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $2,988,906 and $2,988,516, respectively.

Absolute Return 100 Fund	57

Written option transactions during the reporting period are summarized as follows:

		Written swap option	Written swap option
		contract amounts	premiums

Written options outstanding at the	USD	417,206,524	$19,500,128
beginning of the reporting period	CHF	2,290,000	$3,074

Options opened	USD	335,659,851	20,782,101
	CHF	—	—

Options exercised	USD	(219,840,429)	(10,094,641)
	CHF	—	—

Options expired	USD	—	—
	CHF	—	—

Options closed	USD	(516,037,946)	(29,432,876)
	CHF	(2,290,000)	(3,074)

Written options outstanding at the end of	USD	16,988,000	$754,712
the reporting period	CHF	—	$—

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Year ended 10/31/12		Year ended 10/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	5,170,807	$52,126,974	21,173,324	$219,259,807

Shares issued in connection with
reinvestment of distributions	284,112	2,821,232	279,907	2,877,439

	5,454,919	54,948,206	21,453,231	222,137,246

Shares repurchased	(14,442,066)	(145,301,819)	(13,076,179)	(134,930,729)

Net increase (decrease)	(8,987,147)	$(90,353,613)	8,377,052	$87,206,517

	Year ended 10/31/12		Year ended 10/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	79,022	$792,959	129,565	$1,332,250

Shares issued in connection with
reinvestment of distributions	3,627	35,946	3,635	37,297

	82,649	828,905	133,200	1,369,547

Shares repurchased	(123,820)	(1,243,252)	(125,159)	(1,289,185)

Net increase (decrease)	(41,171)	$(414,347)	8,041	$80,362

	Year ended 10/31/12		Year ended 10/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	671,183	$6,693,524	2,587,429	$26,514,914

Shares issued in connection with
reinvestment of distributions	31,807	314,576	67,946	695,086

	702,990	7,008,100	2,655,375	27,210,000

Shares repurchased	(2,898,155)	(28,932,186)	(3,006,781)	(30,757,702)

Net decrease	(2,195,165)	$(21,924,086)	(351,406)	$(3,547,702)

58	Absolute Return 100 Fund

	Year ended 10/31/12		Year ended 10/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	34,611	$348,853	205,652	$2,131,531

Shares issued in connection with
reinvestment of distributions	4,841	47,979	5,934	60,947

	39,452	396,832	211,586	2,192,478

Shares repurchased	(99,165)	(995,637)	(116,831)	(1,209,367)

Net increase (decrease)	(59,713)	$(598,805)	94,755	$983,111

	Year ended 10/31/12		Year ended 10/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	4,724	$47,373	23,821	$245,668

Shares issued in connection with
reinvestment of distributions	390	3,861	649	6,641

	5,114	51,234	24,470	252,309

Shares repurchased	(5,265)	(52,923)	(22,112)	(227,464)

Net increase (decrease)	(151)	$(1,689)	2,358	$24,845

	For the period 7/3/12
	(commencement of operations) to 10/31/12

Class R5	Shares	Amount

Shares sold	988	$10,000

Shares issued in connection with reinvestment of distributions	—	—

	988	10,000

Shares repurchased	—	—

Net increase	988	$10,000

	For the period 7/3/12
	(commencement of operations) to 10/31/12

Class R6	Shares	Amount

Shares sold	988	$10,000

Shares issued in connection with reinvestment of distributions	—	—

	988	10,000

Shares repurchased	—	—

Net increase	988	$10,000

	Year ended 10/31/12		Year ended 10/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	6,099,036	$61,564,066	7,425,045	$77,055,475

Shares issued in connection with
reinvestment of distributions	91,083	907,189	109,629	1,130,273

	6,190,119	62,471,255	7,534,674	78,185,748

Shares repurchased	(7,101,172)	(71,590,840)	(6,570,471)	(68,063,042)

Net increase (decrease)	(911,053)	$(9,119,585)	964,203	$10,122,706

Absolute Return 100 Fund	59

At the close of the reporting period, Putnam Investments, LLC owned the following class shares of the fund:

	Shares owned	Percentage of ownership	Value

Class R5	988	100%	$10,087

Class R6	988	100	10,087

Note 5: Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Foreign exchange
contracts	Receivables	$2,309	Payables	$592

Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Interest rate contracts	appreciation	1,825,541*	depreciation	1,740,366*

Total		$1,827,850		$1,740,958

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(44,148)	$(44,148)

Foreign exchange
contracts	—	—	(60,556)	—	$(60,556)

Interest rate contracts	(9,187,177)	(1,184,631)	—	(6,007,218)	$(16,379,026)

Total	$(9,187,177)	$(1,184,631)	$(60,556)	$(6,051,366)	$(16,483,730)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(59,380)	$(59,380)

Foreign exchange
contracts	—	—	16,939	—	$16,939

Interest rate contracts	2,671,077	(761,229)	—	5,187,483	$7,097,331

Total	$2,671,077	$(761,229)	$16,939	$5,128,103	$7,054,890

60	Absolute Return 100 Fund

Note 6: Transactions with affiliated issuer

Transactions during the reporting period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:

	Market value at				Market value
	the beginning				at the end of
	of the reporting			Investment	the reporting
Name of affiliate	period	Purchase cost	Sale proceeds	income	period

Putnam Money Market
Liquidity Fund*	$4,289,742	$340,767,540	$293,846,993	$29,854	$51,210,289

* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 8: New accounting pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011–04 “Fair Value Measurements and Disclosures (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011–04 amends FASB Topic 820 “Fair Value Measurement” and seeks to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. ASU 2011–04 is effective for fiscal years and interim periods beginning after December 15, 2011. The application of ASU 2011–04 did not have a material impact on the fund’s financial statements.

In December 2011, the FASB issued ASU No. 2011–11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2011–11 and its impact, if any, on the fund’s financial statements.

Absolute Return 100 Fund	61

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders
Putnam Funds Trust:

We have audited the accompanying statement of assets and liabilities of Putnam Absolute Return 300 Fund (the fund), a series of Putnam Funds Trust, including the fund’s portfolio, as of October 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods in the three year period then ended and the period from December 23, 2008 (commencement of operations) through October 31, 2009. These financial statements and financial highlights are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Absolute Return 300 Fund as of October 31, 2012, the results of its operations, the changes in its net assets and the financial highlights for the periods specified in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
December 14, 2012

24	Absolute Return 300 Fund

The fund’s portfolio 10/31/12

MORTGAGE-BACKED SECURITIES (39.8%)*	Principal amount	Value

Agency collateralized mortgage obligations (16.3%)
Federal Home Loan Mortgage Corp.
IFB Ser. 2976, Class LC, 23.635s, 2035	$210,249	$336,398
IFB Ser. 3072, Class SM, 23.012s, 2035	565,221	897,648
IFB Ser. 3072, Class SB, 22.865s, 2035	506,421	801,121
IFB Ser. 3249, Class PS, 21.569s, 2036	439,234	666,015
IFB Ser. 2990, Class LB, 16.399s, 2034	1,247,382	1,751,188
IFB Ser. 3859, Class SG, IO, 6.486s, 2039	4,237,558	455,538
IFB Ser. 3727, Class PS, IO, 6.486s, 2038	25,756,351	2,182,982
IFB Ser. 3856, Class PS, IO, 6.386s, 2040	4,754,892	682,254
IFB Ser. 3708, Class SQ, IO, 6.336s, 2040	16,499,488	2,322,633
IFB Ser. 3907, Class KS, IO, 6.336s, 2040	9,321,967	1,263,195
IFB Ser. 3708, Class SA, IO, 6.236s, 2040	35,581,211	4,909,851
IFB Ser. 3934, Class SA, IO, 6.186s, 2041	2,160,622	386,535
IFB Ser. 3852, Class NT, 5.786s, 2041	11,713,452	12,904,593
IFB Ser. 3752, Class PS, IO, 5.786s, 2040	21,799,293	3,382,814
Ser. 3632, Class CI, IO, 5s, 2038	559,289	30,940
Ser. 3626, Class DI, IO, 5s, 2037	352,892	11,345
Ser. 3747, Class HI, IO, 4 1/2s, 2037	760,212	62,274
Ser. 4026, Class JI, IO, 4s, 2041	10,006,273	1,141,716
Ser. 3748, Class NI, IO, 4s, 2034	9,726,571	386,145
Ser. 3751, Class MI, IO, 4s, 2034	1,322,161	23,336
Ser. T-8, Class A9, IO, 0.298s, 2028	556,976	6,962
Ser. T-59, Class 1AX, IO, 0.274s, 2043	1,296,354	15,799
Ser. T-48, Class A2, IO, 0.212s, 2033	1,882,865	18,020
Ser. 4077, Class TO, PO, zero %, 2041	1,998,453	1,704,241
Ser. 3835, Class FO, PO, zero %, 2041	27,262,465	22,905,378
FRB Ser. T-54, Class 2A, IO, zero %, 2043	756,160	118

Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 27.757s, 2031	1,763,726	2,409,691
IFB Ser. 05-74, Class NK, 26.447s, 2035	138,038	250,439
IFB Ser. 07-53, Class SP, 23.427s, 2037	492,828	791,413
IFB Ser. 06-86, Class SY, 23.244s, 2036	605,076	647,431
IFB Ser. 05-75, Class GS, 19.618s, 2035	526,143	771,827
IFB Ser. 11-4, Class CS, 12.479s, 2040	4,919,645	5,912,342
IFB Ser. 12-3, Class SD, IO, 6.299s, 2042	6,078,871	1,090,367
IFB Ser. 11-67, Class BS, IO, 6.289s, 2041	19,617,700	3,429,370
IFB Ser. 404, Class S13, IO, 6.189s, 2040	848,253	130,241
IFB Ser. 10-35, Class SG, IO, 6.189s, 2040	13,458,285	1,793,451
Ser. 397, Class 2, IO, 5s, 2039	556,965	77,190
Ser. 398, Class C5, IO, 5s, 2039	1,340,906	134,359
Ser. 12-30, Class PI, IO, 4s, 2042	12,926,271	1,895,638
Ser. 406, Class 2, IO, 4s, 2041	1,765,506	205,505
Ser. 406, Class 1, IO, 4s, 2041	1,112,516	137,729
Ser. 98-W2, Class X, IO, 3.355s, 2028	3,554,696	156,629
Ser. 98-W5, Class X, IO, 2.72s, 2028	1,019,094	44,585
Ser. 03-W10, Class 1, IO, 1.4s, 2043	523,440	23,412
Ser. 03-W1, Class 2A, IO, zero %, 2042	1,616,449	126
Ser. 07-44, Class CO, PO, zero %, 2037	176,678	160,653

Absolute Return 300 Fund	25

MORTGAGE-BACKED SECURITIES (39.8%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.611s, 2041	$12,579,530	$20,064,727
IFB Ser. 10-158, Class SD, 14.368s, 2040	2,479,000	3,577,365
IFB Ser. 11-70, Class WS, 9.279s, 2040	10,522,271	12,586,530
IFB Ser. 11-72, Class SE, 7.12s, 2041 F	7,375,000	8,174,047
IFB Ser. 11-56, Class MS, 6.863s, 2041	2,462,841	2,738,162
IFB Ser. 11-61, Class CS, IO, 6.469s, 2035	18,908,015	2,623,506
IFB Ser. 10-120, Class SB, IO, 5.989s, 2035	1,955,349	161,805
IFB Ser. 10-20, Class SC, IO, 5.939s, 2040	502,659	83,230
IFB Ser. 11-70, Class SN, IO, 5.686s, 2041	11,996,000	3,030,549
IFB Ser. 11-70, Class SH, IO, 5.676s, 2041	15,001,000	3,855,557
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	896,444	134,915
Ser. 10-103, Class DI, IO, 4 1/2s, 2038	13,224,503	1,405,090
Ser. 11-70, PO, zero %, 2041	18,599,504	15,453,770
Ser. 10-151, Class KO, PO, zero %, 2037	3,562,522	3,262,166

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.573s, 2027	274,982	3,555
Ser. 98-2, IO, 0.385s, 2027	150,229	2,441
Ser. 98-3, IO, 0.322s, 2027	179,232	3,032
Ser. 98-4, IO, zero %, 2026	218,424	6,007

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO,
6.038s, 2045	1,407,297	267,387

		156,745,278
Commercial mortgage-backed securities (15.5%)
Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049	2,202,389	2,280,973
Ser. 04-3, Class D, 5.604s, 2039	2,832,319	2,809,859
FRB Ser. 07-3, Class A2, 5.535s, 2049	388,944	391,079
Ser. 06-5, Class A2, 5.317s, 2047	6,953,926	6,956,749
Ser. 06-6, Class A2, 5.309s, 2045	3,960,529	4,027,609
Ser. 04-4, Class D, 5.073s, 2042	1,827,000	1,814,439
Ser. 07-1, Class XW, IO, 0.306s, 2049	7,348,237	67,442

Banc of America Commercial Mortgage, Inc. 144A
Ser. 03-1, Class F, 5.507s, 2036	1,954,000	1,974,556
Ser. 04-4, Class XC, IO, 0.861s, 2042	6,790,362	69,744
Ser. 02-PB2, Class XC, IO, 0.457s, 2035	7,462,625	701

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 5.971s, 2042	1,209,000	1,198,216
Ser. 05-PWR9, Class AJ, 4.985s, 2042	5,480,000	5,574,804

Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW15, Class X2, IO, 0.39s, 2044	273,318,080	1,452,686

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class AJ, 5.73s, 2049	3,462,000	3,391,618
FRB Ser. 05-C3, Class AJ, 4.96s, 2043	2,520,000	2,657,063

Commercial Mortgage Pass-Through Certificates
Ser. 06-C8, Class A2B, 5.248s, 2046	1,031,169	1,036,702
Ser. 05-C6, Class AJ, 5.209s, 2044 F	3,956,000	4,021,759

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.762s, 2039	2,896,875	2,906,250
FRB Ser. 07-C4, Class A3, 5.762s, 2039	1,183,000	1,278,823

26	Absolute Return 300 Fund

MORTGAGE-BACKED SECURITIES (39.8%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C2, Class D, 5.575s, 2036	$2,196,000	$2,317,466
Ser. 05-C6, Class B, 5.23s, 2040	4,330,000	4,018,760
Ser. 03-CPN1, Class E, 4.891s, 2035	1,849,000	1,847,465

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	2,160,730	2,344,392
Ser. 03-C3, Class AX, IO, 1.717s, 2038	54,414,199	148,768

DLJ Commercial Mortgage Corp. 144A FRB Ser. 98-CG1, Class B4,
7.204s, 2031	2,057,000	2,099,602

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class F,
5.35s, 2035	2,410,000	2,470,250

First Union National Bank Commercial Mortgage 144A Ser. 01-C3,
Class K, 6.155s, 2033	1,762,000	1,762,000

GE Capital Commercial Mortgage Corp. Ser. 07-C1, Class A3,
5.481s, 2049	3,126,000	3,373,857

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 04-C1, Class G,
5.157s, 2038	2,606,000	2,607,303

GMAC Commercial Mortgage Securities, Inc. 144A FRB Ser. 03-C2,
Class F, 5.473s, 2040	1,472,000	1,457,280

Greenwich Capital Commercial Funding Corp. 144A
FRB Ser. 03-C1, Class J, 5.363s, 2035	2,300,000	2,332,660
Ser. 03-C1, Class G, 4.773s, 2035	2,233,000	2,211,321

GS Mortgage Securities Corp. II Ser. 05-GG4, Class B, 4.841s, 2039	3,310,000	2,935,970

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 04-CB9, Class B, 5.665s, 2041	1,475,000	1,510,695
Ser. 07-LDPX, Class A3S, 5.317s, 2049	4,595,000	4,723,747
Ser. 02-C3, Class D, 5.314s, 2035	3,519,000	3,519,000
FRB Ser. 02-C2, Class E, 5.256s, 2034	2,251,000	2,251,000
FRB Ser. 04-CBX, Class B, 5.021s, 2037	807,000	795,581

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 01-C1, Class H, 5.626s, 2035	2,189,305	2,218,642

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A3, 5.933s, 2040	5,600,000	6,259,708
Ser. 06-C3, Class A2, 5.532s, 2032	19,032	19,026
Ser. 05-C7, Class A2, 5.103s, 2030	15,452	15,452
Ser. 07-C2, Class XW, IO, 0.499s, 2040	6,382,596	119,201

Merrill Lynch Mortgage Trust
Ser. 06-C2, Class AJ, 5.802s, 2043	688,000	622,640
FRB Ser. 07-C1, Class A2, 5.743s, 2050	666,033	677,655
Ser. 05-CKI1, Class AJ, 5.261s, 2037	2,030,000	2,069,382

Merrill Lynch Mortgage Trust 144A Ser. 05-MCP1, Class XC, IO,
0.198s, 2043	156,843,055	1,830,672

Merrill Lynch/Countrywide Commercial Mortgage Trust Ser. 06-3,
Class AJ, 5.485s, 2046	2,600,000	2,355,389

Morgan Stanley Capital I
FRB Ser. 07-T27, Class AJ, 5.653s, 2042	2,531,000	2,500,089
FRB Ser. 07-HQ12, Class A2, 5.576s, 2049	6,063,336	6,227,047

Morgan Stanley Capital I 144A Ser. 03-IQ6, Class C, 5.126s, 2041	2,734,000	2,796,062

Morgan Stanley Dean Witter Capital I 144A FRB Ser. 03-HQ2, Class F,
5.774s, 2035	2,126,000	2,118,346

Absolute Return 300 Fund	27

MORTGAGE-BACKED SECURITIES (39.8%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B,
5.843s, 2043	$843,571	$870,987

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1, 6s, 2030	4,302,883	4,582,570

Salomon Brothers Mortgage Securities VII 144A FRB Ser. 99-C1,
Class J, 7s, 2032	4,138,000	4,221,360

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C34, Class AJ, 5.976s, 2046	2,214,000	2,070,090
Ser. 06-C25, Class A2, 5.684s, 2043	6,475	6,475
Ser. 05-C17, Class D, 5.396s, 2042	3,960,000	3,801,996
Ser. 06-C29, Class AM, 5.339s, 2048	3,520,000	3,890,308
Ser. 07-C30, Class A3, 5.246s, 2043	1,251,301	1,278,095
FRB Ser. 05-C16, Class D, 5.044s, 2041	4,180,000	4,251,060
Ser. 06-C29, IO, 0.387s, 2048	162,490,468	2,325,239

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 03-C6,
Class J, 5.275s, 2035	2,726,000	2,762,801

		148,528,481
Residential mortgage-backed securities (non-agency) (8.0%)
Adjustable Rate Mortgage Trust FRB Ser. 06-2, 5.361s, 2036	5,533,000	4,288,075

American Home Mortgage Investment Trust Ser. 07-1, Class GIOP,
IO, 2.078s, 2047	4,320,411	604,858

Banc of America Funding Corp. FRB Ser. 06-G, Class 2A5,
0.491s, 2036	3,477,234	2,868,718

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15.103s, 2042	950,000	437,000
Ser. 12-RR10, Class 8A2, 4s, 2042	2,130,000	2,103,375
Ser. 12-RR10, Class 9A1, 2.665s, 2042 F	480,000	489,600
FRB Ser. 12-RR10, Class 9A2, 2.665s, 2042 F	300,000	210,000
Ser. 12-RR10, Class 4A2, 2.655s, 2036	1,730,000	1,297,500

Barclays Capital, LLC Trust 144A
Ser. 09-RR7, Class 1A7, IO, 1.781s, 2046	29,939,330	1,272,422
Ser. 09-RR7, Class 2A7, IO, 1.574s, 2047	92,186,374	3,954,795

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046	16,587,038	466,096
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036	11,583,355	169,117

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-AR3, Class 1A2A,
5.589s, 2036	5,477,962	4,984,946

Citigroup Mortgage Loan Trust, Inc. 144A FRB Ser. 12-8, Class 1A2,
2.663s, 2035	3,958,121	2,701,418

Countrywide Alternative Loan Trust Ser. 07-19, Class 1A34, 6s, 2037	3,484,754	2,718,108

Countrywide Home Loans Ser. 06-9, Class A2, 6s, 2036	3,045,998	2,689,997

Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X, IO,
1s, 2036	12,308,277	499,716

IndyMac Index Mortgage Loan Trust FRB Ser. 06-AR39, Class A1,
0.391s, 2037	12,354,894	8,030,681

JPMorgan Mortgage Trust FRB Ser. 07-A4, Class 2A1, 5.584s, 2037	2,821,600	2,398,360

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, IO, PO,
0.8s, 2047	8,747,334	262,420

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A5, Class A3,
2.575s, 2035	2,800,000	2,422,000

28	Absolute Return 300 Fund

MORTGAGE-BACKED SECURITIES (39.8%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Opteum Mortgage Acceptance Corp. FRB Ser. 05-4, Class 1APT,
0.521s, 2035	$2,998,512	$2,608,705

Structured Asset Mortgage Investments, Inc. Ser. 06-AR8, Class X,
IO, 0.4s, 2036	36,112,581	588,635

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.224s, 2046	2,051,157	1,784,506
FRB Ser. 06-AR15, Class 1A, 0.994s, 2046	2,444,546	1,857,855
FRB Ser. 2004-AR13, Class A1B2, 0.74s, 2034	3,490,448	2,966,881
FRB Ser. 05-AR17, Class A1C4, 0.611s, 2045	5,638,735	2,819,368
FRB Ser. 05-AR15, Class A1A2, 0.491s, 2045	1,453,285	1,206,227

Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR1, Class 2A5, 5.359s, 2036	5,250,000	5,144,991
FRB Ser. 06-AR10, Class 5A2, 2.614s, 2036	3,799,988	3,267,990
FRB Ser. 06-AR10, Class 5A6, 2.614s, 2036	4,711,667	4,052,034
FRB Ser. 06-AR13, Class A4, 2.613s, 2036	6,795,986	5,674,649

		76,841,043

Total mortgage-backed securities (cost $361,230,019)		$382,114,802

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (34.1%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.5%)
Government National Mortgage Association
Pass-Through Certificates
3s, TBA, January 1, 2043	$5,000,000	$5,296,875
3s, TBA, November 1, 2042	8,000,000	8,520,625

		13,817,500
U.S. Government Agency Mortgage Obligations (32.6%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates 3s, TBA, November 1, 2042	13,000,000	13,616,485

Federal National Mortgage Association Pass-Through Certificates
4s, July 1, 2042	19,327,807	21,528,610
3s, TBA, February 1, 2043	34,000,000	35,441,015
3s, TBA, November 1, 2042	231,000,000	242,495,854

1.625%, October 26, 2015 [i]	58,000	60,050

		313,142,014

Total U.S. government and agency mortgage obligations (cost $324,926,307)		$326,959,514

U.S. TREASURY OBLIGATIONS (0.6%)*	Principal amount	Value

U.S. Treasury Bonds 4.625%, February 15, 2040 [i]	$415,000	$571,733

U.S. Treasury Notes 2 5/8s, November 15, 2020	371,000	407,487

U.S. Treasury Notes 0.750%, December 15, 2013 [i]	1,028,000	1,036,923

U.S. Treasury Notes 0.750%, September 15, 2013 [i]	2,194,000	2,206,651

U.S. Treasury Notes 0.250%, June 30, 2014 [i]	1,269,000	1,269,622

Total U.S. treasury obligations (cost $5,435,924)		$5,492,416

Absolute Return 300 Fund	29

CORPORATE BONDS AND NOTES (14.6%)*	Principal amount	Value

Basic materials (1.1%)
Airgas, Inc. sr. unsec. unsub. notes 3 1/4s, 2015	$1,500,000	$1,595,072

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)	950,000	1,058,063

Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014	1,270,000	1,400,151

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s,
2019 (Australia)	1,985,000	2,725,357

Weyerhaeuser Co. sr. unsec. unsub. notes 7 1/4s, 2013	4,175,000	4,335,262

		11,113,905
Capital goods (0.4%)
Briggs & Stratton Corp. company guaranty sr. unsec. notes
6 7/8s, 2020	1,000,000	1,105,000

Staples, Inc. sr. unsec. notes 9 3/4s, 2014	2,495,000	2,740,660

		3,845,660
Communication services (1.6%)
CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty
sr. unsec. notes 7 7/8s, 2018	1,020,000	1,101,600

Comcast Corp. company guaranty sr. unsec. unsub. notes
6 1/2s, 2015	2,205,000	2,482,473

Cricket Communications, Inc. company guaranty sr. unsub. notes
7 3/4s, 2016	1,000,000	1,057,500

Crown Castle International Corp. 144A sr. unsec. notes 5 1/4s, 2023	840,000	869,400

Digicel Group, Ltd. 144A sr. unsec. notes 12s, 2014 (Jamaica)	1,480,000	1,635,400

DISH DBS Corp. company guaranty 7 1/8s, 2016	977,000	1,091,798

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017	1,500,000	1,728,750

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017
(United Kingdom)	210,000	226,275

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016	1,270,000	1,260,475

SBA Tower Trust 144A company guaranty mtge. notes 4.254s, 2015	2,900,000	3,048,004

Windstream Corp. company guaranty sr. unsec. unsub. notes
7 7/8s, 2017	1,000,000	1,113,750

		15,615,425
Consumer cyclicals (1.4%)
Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018	2,560,000	2,873,600

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017	250,000	270,625

Ford Motor Credit Co., LLC sr. unsec. notes 12s, 2015	1,250,000	1,540,625

MGM Resorts International sr. notes 10 3/8s, 2014	340,000	382,075

Owens Corning company guaranty sr. unsec. notes 9s, 2019	1,500,000	1,912,500

QVC, Inc. 144A sr. notes 7 1/8s, 2017	965,000	1,019,189

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017	950,000	1,020,063

Turner Broadcasting System, Inc. company guaranty sr. unsec. unsub.
notes 8 3/8s, 2013	2,365,000	2,483,718

Viacom, Inc. sr. unsec. notes 4 3/8s, 2014	1,571,000	1,677,102

		13,179,497
Consumer staples (1.2%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec.
unsub. notes 5 3/8s, 2014	2,775,000	3,045,513

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes
7 1/4s, 2016	2,105,000	2,431,275

Corrections Corporation of America company guaranty sr. notes
7 3/4s, 2017	415,000	442,494

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016	365,000	392,831

30	Absolute Return 300 Fund

CORPORATE BONDS AND NOTES (14.6%)* cont.	Principal amount	Value

Consumer staples cont.
Delhaize Group company guaranty sr. unsec. unsub. bonds 5 7/8s,
2014 (Belgium)	$950,000	$994,372

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec.
notes 11 5/8s, 2014	500,000	560,000

Mondelez International, Inc. sr. unsec. notes 2 5/8s, 2013	3,270,000	3,302,304

		11,168,789
Energy (1.2%)
Chesapeake Energy Corp. company guaranty sr. unsec. notes
9 1/2s, 2015	935,000	1,047,200

Gazprom Via OAO White Nights Finance BV notes 10 1/2s,
2014 (Russia)	1,000,000	1,111,600

Hercules Offshore, Inc. 144A company guaranty sr. notes
7 1/8s, 2017	95,000	97,850

Peabody Energy Corp. company guaranty sr. unsec. notes
7 3/8s, 2016	448,000	512,960

Petrobras International Finance Co. company guaranty sr. unsec.
notes 3 7/8s, 2016 (Brazil)	5,000,000	5,311,675

Petrohawk Energy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014	1,000,000	1,077,500

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017	2,000,000	2,135,000

		11,293,785
Financials (4.7%)
Air Lease Corp. 144A company guaranty sr. unsec. notes 4 1/2s, 2016	1,000,000	1,000,000

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes
4 1/2s, 2014	1,500,000	1,545,000

CIT Group, Inc. 144A sr. unsec. notes 4 3/4s, 2015	1,500,000	1,552,500

Erac USA Finance Co. 144A company guaranty sr. notes 2 3/4s, 2013	2,315,000	2,340,763

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016	1,150,000	1,201,750

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)	4,575,000	4,844,426

Lloyds TSB Bank PLC bank guaranty sr. unsec. unsub. notes 4 7/8s,
2016 (United Kingdom)	60,000	65,957

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes
Ser. MTN, 6 1/2s, 2020 (United Kingdom)	2,940,000	3,202,836

MetLife Global Funding I 144A sr. unsub. notes 5 1/8s, 2014	200,000	213,729

MetLife Global Funding I 144A sr. unsub. notes 5 1/8s, 2013	350,000	357,018

National Australia Bank, Ltd. 144A sr. unsec. notes 2 1/2s,
2013 (Australia)	2,830,000	2,841,037

New York Life Global Funding 144A notes 3s, 2015	4,560,000	4,813,358

Prudential Covered Trust 2012-1 144A company guaranty mtge.
notes 2.997s, 2015	1,667,250	1,731,114

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 2.55s,
2015 (United Kingdom)	2,260,000	2,316,753

Royal Bank of Scotland PLC (The) 144A company guaranty sr. unsec.
unsub. notes 4 7/8s, 2014 (United Kingdom)	1,620,000	1,711,306

Scotland International Finance No2 BV 144A bank guaranty unsec.
sub. notes 4 1/4s, 2013 (Netherlands)	605,000	607,306

Simon Property Group LP sr. unsec. unsub. notes 4.2s, 2015 R	300,000	321,107

Sumitomo Mitsui Banking Corp. 144A sr. unsec. notes 2.15s,
2013 (Japan)	3,610,000	3,631,949

Absolute Return 300 Fund	31

CORPORATE BONDS AND NOTES (14.6%)* cont.	Principal amount		Value

Financials cont.
TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub.
notes 2.95s, 2012		$4,250,000	$4,258,147

UBS AG/Jersey Branch jr. unsec. sub. FRB 4.28s, perpetual
maturity (Jersey)	EUR	27,000	31,658

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)		$500,000	532,615

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s,
2018 (Russia)		1,000,000	1,078,860

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s,
2035 (Russia)		1,850,000	1,970,676

Westpac Banking Corp. sr. unsec. unsub. bonds 2 1/4s,
2012 (Australia)		2,665,000	2,666,964

			44,836,829
Health care (0.5%)
ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017
(Luxembourg)	EUR	510,000	705,788

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015		$900,000	1,032,750

HCA, Inc. company guaranty sr. notes 7 7/8s, 2020		805,000	899,588

HCA, Inc. sr. notes 6 1/2s, 2020		612,000	674,730

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017		630,000	656,775

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		665,000	718,200

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019		130,000	145,275

			4,833,106
Technology (0.2%)
NXP BV/NXP Funding, LLC company guaranty sr. notes FRN
Ser. EXCH, 3.09s, 2013 (Netherlands)		75,000	74,906

Seagate Technology International 144A company guaranty
sr. notes 10s, 2014 (Cayman Islands)		2,095,000	2,273,075

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015		120,000	127,268

			2,475,249
Transportation (0.8%)
Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s,
2018 (Luxembourg)	CHF	888,000	1,020,251

Continental Airlines, Inc. pass-through certificates Ser. 97-4A,
6.9s, 2018		$1,029,421	1,119,495

Continental Airlines, Inc. pass-through certificates Ser. 98-1A,
6.648s, 2017		1,022,484	1,096,614

Federal Express Corp. 2012 Pass Through Trust 144A notes
2 5/8s, 2018		4,400,000	4,435,117

			7,671,477
Utilities and power (1.5%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		1,005,000	1,149,469

Ameren Corp. sr. unsec. notes 8 7/8s, 2014		1,760,000	1,950,057

El Paso Corp. sr. unsec. notes 7s, 2017		1,140,000	1,302,491

NGPL PipeCo, LLC 144A sr. unsec. notes 6.514s, 2012		4,400,000	4,422,000

Texas-New Mexico Power Co. 144A 1st mtge. bonds 9 1/2s, 2019		3,816,000	5,167,649

			13,991,666

Total corporate bonds and notes (cost $134,343,483)			$140,025,388

32	Absolute Return 300 Fund

SENIOR LOANS (7.1%)* [c]	Principal amount		Value

Basic materials (0.4%)
Fortescue Metals Group, Ltd. bank term loan FRN Class B, 5 1/4s,
2017 (Australia)		$420,000	$417,834

INEOS Group Holdings, Ltd. bank term loan FRN Ser. B, 6 1/2s,
2018 (United Kingdom)		497,500	503,922

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017		1,447,950	1,420,801

Novelis, Inc./GA bank term loan FRN Class B, 4s, 2017		280,013	279,371

Styron Corp. bank term loan FRN 8s, 2017		326,581	311,170

Tube City IMS Corp. bank term loan FRN Ser. B, 5 3/4s, 2019		661,675	668,292

			3,601,390
Capital goods (0.5%)
ADS Waste Holdings, Inc. bank term loan FRN Class B,
5 1/4s, 2019		500,000	503,959

Allison Transmission, Inc. bank term loan FRN Class B3,
4 1/4s, 2019		1,496,250	1,501,375

Generac Power Systems, Inc. bank term loan FRN Class B,
6 1/4s, 2018		997,500	1,017,450

Reynolds Group Holdings, Inc. bank term loan FRN Class B,
4 3/4s, 2018		600,000	601,797

SRAM Corp. bank term loan FRN 4.793s, 2018		758,598	764,287

			4,388,868
Communication services (1.1%)
Asurion Corp. bank term loan FRN Ser. B, 5 1/2s, 2018		1,263,926	1,270,878

Cequel Communications, LLC bank term loan FRN Ser. B, 4s, 2019		1,243,750	1,244,269

Crown Castle Operating Co. bank term loan FRN Class B, 4s, 2019		992,500	996,842

Intelsat Jackson Holdings SA bank term loan FRN 4 1/2s, 2018
(Bermuda)		1,480,631	1,489,885

Intelsat SA bank term loan FRN 3.214s, 2014 (Luxembourg)		1,000,000	990,938

Level 3 Financing, Inc. bank term loan FRN Class B2, 4 3/4s, 2019		1,000,000	1,003,500

MetroPCS Wireless, Inc. bank term loan FRN Ser. B3, 4s, 2018		1,108,111	1,108,341

SBA Senior Finance II, LLC bank term loan FRN Ser. B, 3 3/4s, 2018		493,750	493,750

Telesat Canada bank term loan FRN Class B, 4 1/4s, 2019 (Canada)		1,246,875	1,249,992

Windstream Corp. bank term loan FRN Ser. B3, 4s, 2019		249,375	250,518

Zayo Group, LLC bank term loan FRN Class B, 5 1/4s, 2019		665,000	668,325

			10,767,238
Consumer cyclicals (2.0%)
Affinion Group, Inc. bank term loan FRN 5s, 2016		979,929	920,980

AMC Entertainment, Inc. bank term loan FRN Ser. B3,
4 3/4s, 2018		992,500	998,696

Aot Bedding Super Holings, LLC bank term loan FRN 5s, 2019		190,000	189,763

Boyd Gaming Corp. bank term loan FRN Ser. A, 3.695s, 2015		1,368,750	1,367,039

Burlington Coat Factory Warehouse Corp. bank term loan FRN
Ser. B1, 5 1/2s, 2017		235,125	236,721

Caesars Entertainment Operating Co., Inc. bank term loan
FRN Ser. B6, 5.461s, 2018		600,000	538,166

Cumulus Media Holdings, Inc. bank term loan FRN 5 3/4s, 2018		793,359	796,611

David’s Bridal, Inc. bank term loan FRN Class B, 5s, 2019		365,000	364,088

Gateway Casinos & Entertainment, Inc. bank term loan FRN
Ser. B1, 6s, 2016	CAD	2,324,218	2,312,582

Interactive Data Corp. bank term loan FRN 4 1/2s, 2018		$685,009	688,256

Isle of Capri Casinos, Inc. bank term loan FRN 4 3/4s, 2017		847,100	853,806

Absolute Return 300 Fund	33

SENIOR LOANS (7.1%)* [c] cont.	Principal amount	Value

Consumer cyclicals cont.
J. Crew Group, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018	$985,000	$985,000

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018	1,208,627	1,205,908

Lord & Taylor, LLC bank term loan FRN 5 3/4s, 2018	220,523	221,488

MoneyGram International, Inc. bank term loan FRN Ser. B,
4 1/4s, 2017	1,307,692	1,307,692

Motor City Casino bank term loan FRN 6s, 2017	900,447	905,512

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018	1,280,000	1,281,746

Nielsen Finance, LLC bank term loan FRN Ser. C, 3.469s, 2016	491,206	493,136

Nortek, Inc. bank term loan FRN Class B, 5 1/4s, 2017	83,902	84,042

Peninsula Gaming, LLC bank term loan FRN Ser. B, 5 3/4s, 2017	1,000,000	1,011,250

PETCO Animal Supplies, Inc. bank term loan FRN 4 1/2s, 2017	980,000	983,871

Roofing Supply Group, LLC bank term loan FRN Class B,
5.54s, 2019	1,000,000	1,000,000

Spectrum Brands Holdings, Inc. bank term loan FRN 5.02s, 2016	544,376	544,764

		19,291,117
Consumer staples (0.5%)
Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018	460,204	458,824

DineEquity, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017	248,953	250,405

Pinnacle Foods Finance, LLC / Pinnacle Foods Finance Corp.
bank term loan FRN Ser. F, 4 3/4s, 2018	997,500	999,163

Revlon Consumer Products Corp. bank term loan FRN 4 3/4s, 2017	1,481,250	1,481,945

Rite Aid Corp. bank term loan FRN 4 1/2s, 2018	967,008	962,172

Wendy’s International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019	645,000	649,972

		4,802,481
Energy (0.4%)
Frac Tech International, LLC bank term loan FRN Ser. B,
8 1/2s, 2016	411,115	368,976

MEG Energy Corp. bank term loan FRN Ser. B, 4s, 2018 (Canada)	826,650	828,329

Plains Exploration & Production Co. bank term loan FRN Class B,
4s, 2019	900,000	902,893

Vantage Drilling Co. bank term loan FRN Class B, 6 1/4s, 2017	1,330,000	1,285,113

		3,385,311
Financials (0.1%)
iStar Financial, Inc. bank term loan FRN 5 3/4s, 2017	405,000	403,988

Ocwen Financial Corp. bank term loan FRN Ser. B, 7s, 2016	500,442	500,442

		904,430
Health care (1.5%)
Bausch & Lomb, Inc. bank term loan FRN Class B, 5 1/4s, 2019	1,496,250	1,511,836

Capsugel Holdings US, Inc. bank term loan FRN Class B,
4 3/4s, 2018	974,857	980,079

DaVita, Inc. bank term loan FRN Ser. B2, 4s, 2019	1,625,000	1,627,031

Emergency Medical Services Corp. bank term loan FRN Ser. B,
5 1/4s, 2018	487,202	490,978

Grifols, Inc. bank term loan FRN Ser. B, 4 1/2s, 2017	1,099,889	1,109,513

Health Management Associates, Inc. bank term loan FRN Ser. B,
4 1/2s, 2018	1,116,563	1,124,466

Hologic, Inc. bank term loan FRN Class B, 4 1/2s, 2019	1,122,188	1,133,877

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018	561,450	562,386

Kinetic Concepts, Inc. bank term loan FRN Ser. B, 7s, 2018	992,500	1,003,666

34	Absolute Return 300 Fund

SENIOR LOANS (7.1%)* [c] cont.	Principal amount		Value

Health care cont.
Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017		$824,731	$826,448

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 5s, 2019		375,000	374,063

Pharmaceutical Product Development, Inc. bank term loan FRN
Ser. B, 6 1/4s, 2018		1,071,900	1,083,959

Quintiles Transnational Corp. bank term loan FRN Ser. B, 5s, 2018		987,500	991,697

Valeant Pharmaceuticals International, Inc. bank term loan FRN
Class C, 4 1/4s, 2019 (Canada)		750,000	752,250

Valeant Pharmaceuticals International, Inc. bank term loan FRN
Class D, 4 1/4s, 2019 (Canada)		750,000	752,063

			14,324,312
Technology (0.3%)
Eagle Parent, Inc. bank term loan FRN 5s, 2018		987,500	991,697

NXP Funding, LLC bank term loan FRN Ser. B, 5 1/4s, 2019
(Netherlands)		1,243,750	1,258,778

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 5s, 2017		987,525	991,228

			3,241,703
Transportation (0.1%)
Swift Transportation Company, LLC bank term loan FRN Ser. B2,
5s, 2017		1,146,856	1,152,181

			1,152,181
Utilities and power (0.2%)
AES Corp. (The) bank term loan FRN Ser. B, 4 1/4s, 2018		492,500	494,963

Calpine Corp. bank term loan FRN Ser. B, 4 1/2s, 2018		1,000	1,002

Energy Transfer Equity LP bank term loan FRN Ser. B,
3 3/4s, 2017		1,285,000	1,282,502

			1,778,467

Total senior loans (cost $67,253,690)			$67,637,498

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (2.3%)*	Principal amount		Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017		$2,810,000	$2,051,300

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013		1,175,000	1,092,750

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015		9,520,000	7,877,800

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021		960,000	1,088,083

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017		350,000	385,293

Ireland (Republic of) unsec. bonds 5 1/2s, 2017	EUR	755,000	1,062,135

Korea Development Bank sr. unsec. unsub. notes 4s, 2016
(South Korea)		$2,000,000	2,162,087

Ontario (Province of) sr. unsec. unsub. bonds 1 7/8s, 2012
(Canada)		2,100,000	2,101,260

Portugal (Republic of) sr. unsec. bonds 4.35s, 2017	EUR	755,000	902,037

Spain (Kingdom of) sr. unsec. bonds 5 1/2s, 2017	EUR	755,000	1,024,499

Ukraine (Government of) 144A notes 9 1/4s, 2017		$935,000	1,016,980

Ukraine (Government of) 144A sr. unsec. unsub. notes
7.65s, 2013		1,700,000	1,711,050

Total foreign government and agency bonds and notes (cost $24,155,607)			$22,475,274

Absolute Return 300 Fund	35

PURCHASED SWAP OPTIONS OUTSTANDING (0.3%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Barclay’s Bank PLC

1.50/3 month USD-LIBOR-BBA/Dec-22	Dec-12/1.50	$88,079,000	$180,562

Credit Suisse International

(2.25)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/2.25	6,681,000	40,340

(2.00)/3 month USD-LIBOR-BBA/Dec-22 E	Dec-12/2.00	143,463,000	494,947

Deutsche Bank AG

(2.25)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/2.25	6,681,000	40,340

Goldman Sachs International

(2.25)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/2.25	6,681,000	40,340

1.8625/3 month USD-LIBOR-BBA/Jan-23	Jan-13/1.8625	8,469,000	144,396

1.855/3 month USD-LIBOR-BBA/Dec-22	Dec-12/1.855	8,469,000	136,859

2.325/3 month USD-LIBOR-BBA/Dec-22	Dec-12/2.325	5,375,000	287,939

(2.325)/3 month USD-LIBOR-BBA/Dec-22	Dec-12/2.325	5,375,000	5,160

2.8825/3 month USD-LIBOR-BBA/Dec-42	Dec-12/2.8825	8,726,000	577,399

(2.8825)/3 month USD-LIBOR-BBA/Dec-42	Dec-12/2.8825	8,726,000	57,592

JPMorgan Chase Bank NA

(2.00)/3 month USD-LIBOR-BBA/Dec-22 E	Dec-12/2.00	141,972,000	489,803

(2.00)/3 month USD-LIBOR-BBA/Dec-22	Dec-12/2.00	92,504,000	372,792

Total purchased swap options outstanding (cost $4,934,689)			$2,868,469

SHORT-TERM INVESTMENTS (34.5%)*	Principal amount/shares		Value

Putnam Money Market Liquidity Fund 0.16% L		102,975,917	$102,975,917

SSgA Prime Money Market Fund 0.12% P		2,080,000	2,080,000

U.S. Treasury Bills with an effective yield of 0.175%,
October 17, 2013 ##		$34,430,000	34,372,364

U.S. Treasury Bills with an effective yield of 0.168%,
May 2, 2013 #		12,000,000	11,990,604

U.S. Treasury Bills with an effective yield of 0.167%,
May 30, 2013		10,000,000	9,990,820

U.S. Treasury Bills with an effective yield of 0.161%,
June 27, 2013		25,000,000	24,974,000

U.S. Treasury Bills with an effective yield of 0.144%,
February 7, 2013 ##		12,000,000	11,996,328

U.S. Treasury Bills with an effective yield of 0.106%,
December 13, 2012 # ##		33,000,000	32,995,919

U.S. Treasury Bills with effective yields ranging from
0.155% to 0.180%, August 22, 2013 # ##		50,000,000	49,932,700

U.S. Treasury Bills with effective yields ranging from
0.152% to 0.178%, July 25, 2013 ##		25,000,000	24,970,025

U.S. Treasury Bills with effective yields ranging from
0.136% to 0.163%, April 4, 2013 # ##		25,000,000	24,985,575

Total short-term investments (cost $331,258,064)			$331,264,252

TOTAL INVESTMENTS

Total investments (cost $1,253,537,783)			$1,278,837,613

36	Absolute Return 300 Fund

Key to holding’s currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
USD / $	United States Dollar

Key to holding’s abbreviations

FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2011 through October 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $959,104,124.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

E Extended settlement date on premium.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

i Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 6). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

Absolute Return 300 Fund	37

At the close of the reporting period, the fund maintained liquid assets totaling $295,038,918 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 10/31/12 (aggregate face value $348,423,656)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Euro	Buy	11/21/12	$4,595,999	$4,579,645	$16,354

Barclays Bank PLC

	Australian Dollar	Buy	11/21/12	4,924,371	4,897,970	26,401

	Brazilian Real	Buy	11/21/12	1,465,103	1,459,051	6,052

	British Pound	Sell	11/21/12	4,920,488	4,889,569	(30,919)

	Canadian Dollar	Sell	11/21/12	9,957,764	10,100,347	142,583

	Chilean Peso	Buy	11/21/12	612,900	613,473	(573)

	Chilean Peso	Sell	11/21/12	612,900	620,818	7,918

	Euro	Buy	11/21/12	4,601,703	4,619,500	(17,797)

	Indonesian Rupiah	Sell	11/21/12	728,667	724,774	(3,893)

	Japanese Yen	Sell	11/21/12	6,253,910	6,338,135	84,225

	Mexican Peso	Buy	11/21/12	1,431,767	1,463,050	(31,283)

	New Zealand Dollar	Sell	11/21/12	1,012,301	1,016,778	4,477

	Norwegian Krone	Buy	11/21/12	8,087,896	8,084,788	3,108

	Polish Zloty	Buy	11/21/12	2,936,536	2,961,864	(25,328)

	Singapore Dollar	Sell	11/21/12	48,778	48,373	(405)

	South African Rand	Buy	11/21/12	508,791	505,854	2,937

	South African Rand	Sell	11/21/12	508,791	524,579	15,788

	South Korean Won	Buy	11/21/12	246,082	241,019	5,063

	Swedish Krona	Sell	11/21/12	1,061,628	1,034,149	(27,479)

	Taiwan Dollar	Buy	11/21/12	1,481,870	1,485,890	(4,020)

	Turkish Lira	Buy	11/21/12	2,875,589	2,868,506	7,083

Citibank, N.A.

	Australian Dollar	Buy	11/21/12	67,476	67,346	130

	Brazilian Real	Buy	11/21/12	1,465,005	1,459,096	5,909

	British Pound	Sell	11/21/12	4,488,354	4,474,502	(13,852)

	Canadian Dollar	Sell	11/21/12	5,525,096	5,615,305	90,209

	Euro	Sell	11/21/12	1,640,419	1,624,731	(15,688)

	Taiwan Dollar	Buy	11/21/12	2,052,781	2,056,397	(3,616)

	Taiwan Dollar	Sell	11/21/12	2,052,781	2,048,436	(4,345)

	Turkish Lira	Buy	11/21/12	971,253	1,004,891	(33,638)

Credit Suisse AG

	Australian Dollar	Buy	11/21/12	9,613,044	9,565,008	48,036

	Brazilian Real	Buy	11/21/12	1,465,103	1,459,051	6,052

	British Pound	Sell	11/21/12	3,386,557	3,364,774	(21,783)

38	Absolute Return 300 Fund

FORWARD CURRENCY CONTRACTS at 10/31/12 (aggregate face value $348,423,656) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse AG cont.

	Canadian Dollar	Sell	11/21/12	$1,671,821	$1,669,257	$(2,564)

	Chilean Peso	Buy	11/21/12	158,033	158,099	(66)

	Chilean Peso	Sell	11/21/12	158,033	159,857	1,824

	Euro	Sell	11/21/12	1,178,266	1,135,498	(42,768)

	Indonesian Rupiah	Sell	11/21/12	728,667	724,774	(3,893)

	Mexican Peso	Buy	11/21/12	1,126,902	1,147,715	(20,813)

	New Zealand Dollar	Sell	11/21/12	309,013	311,200	2,187

	Norwegian Krone	Buy	11/21/12	6,267,463	6,283,134	(15,671)

	Philippines Peso	Buy	11/21/12	1,057,374	1,047,284	10,090

	Polish Zloty	Buy	11/21/12	985,139	989,637	(4,498)

	South African Rand	Buy	11/21/12	371,667	368,509	3,158

	South African Rand	Sell	11/21/12	371,667	372,360	693

	Swedish Krona	Sell	11/21/12	1,684,463	1,655,407	(29,056)

	Swiss Franc	Buy	11/21/12	5,300,652	5,263,241	37,411

	Taiwan Dollar	Buy	11/21/12	1,694,419	1,697,812	(3,393)

	Taiwan Dollar	Sell	11/21/12	1,694,419	1,690,601	(3,818)

	Turkish Lira	Buy	11/21/12	2,116,002	2,100,201	15,801

Deutsche Bank AG

	Australian Dollar	Buy	11/21/12	6,405,206	6,387,956	17,250

	Brazilian Real	Buy	11/21/12	1,465,103	1,458,195	6,908

	British Pound	Sell	11/21/12	5,138,007	5,140,288	2,281

	Canadian Dollar	Sell	11/21/12	4,877,446	4,958,207	80,761

	Euro	Sell	11/21/12	9,999,892	9,946,636	(53,256)

	Mexican Peso	Buy	11/21/12	296,607	301,695	(5,088)

	Norwegian Krone	Buy	11/21/12	2,432,579	2,435,943	(3,364)

	Polish Zloty	Buy	11/21/12	1,049,006	1,052,038	(3,032)

	Singapore Dollar	Sell	11/21/12	1,708,197	1,694,065	(14,132)

	South Korean Won	Buy	11/21/12	2,262,230	2,213,596	48,634

	Swedish Krona	Sell	11/21/12	2,470,981	2,468,044	(2,937)

	Swiss Franc	Sell	11/21/12	35,552	35,289	(263)

	Turkish Lira	Buy	11/21/12	2,502,111	2,494,522	7,589

Goldman Sachs International

	Turkish Lira	Buy	11/21/12	37,670	37,609	61

HSBC Bank USA, National Association

	Australian Dollar	Buy	11/21/12	10,172,438	10,143,079	29,359

	British Pound	Sell	11/21/12	4,962,926	4,949,277	(13,649)

	Canadian Dollar	Sell	11/21/12	2,399,239	2,410,591	11,352

	Euro	Buy	11/21/12	4,896,107	4,886,780	9,327

	Norwegian Krone	Sell	11/21/12	2,447,846	2,418,000	(29,846)

	Russian Ruble	Buy	11/21/12	2,948,803	2,974,610	(25,807)

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	11/21/12	8,074,372	8,044,556	29,816

	Brazilian Real	Buy	11/21/12	1,465,103	1,458,337	6,766

	British Pound	Sell	11/21/12	9,927,144	9,912,343	(14,801)

Absolute Return 300 Fund	39

FORWARD CURRENCY CONTRACTS at 10/31/12 (aggregate face value $348,423,656) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank, N.A. cont.

	Canadian Dollar	Sell	11/21/12	$6,930,091	$7,031,340	$101,249

	Chilean Peso	Buy	11/21/12	115,450	116,745	(1,295)

	Chilean Peso	Sell	11/21/12	115,450	115,436	(14)

	Euro	Buy	11/21/12	3,357,324	3,364,207	(6,883)

	Japanese Yen	Sell	11/21/12	2,409,215	2,455,986	46,771

	Mexican Peso	Buy	11/21/12	2,473,067	2,523,161	(50,094)

	New Zealand Dollar	Sell	11/21/12	1,497,917	1,505,473	7,556

	Polish Zloty	Buy	11/21/12	2,083,445	2,107,437	(23,992)

	Russian Ruble	Buy	11/21/12	2,948,810	2,973,422	(24,612)

	South African Rand	Buy	11/21/12	397,604	394,469	3,135

	South African Rand	Sell	11/21/12	397,604	410,729	13,125

	Taiwan Dollar	Buy	11/21/12	2,222,812	2,219,699	3,113

	Taiwan Dollar	Sell	11/21/12	2,222,812	2,219,020	(3,792)

	Turkish Lira	Buy	11/21/12	2,825,231	2,830,769	(5,538)

Royal Bank of Scotland PLC (The)

	Japanese Yen	Sell	11/21/12	2,504,120	2,562,487	58,367

	Swiss Franc	Buy	11/21/12	220,185	218,704	1,481

State Street Bank and Trust Co.

	Australian Dollar	Buy	11/21/12	4,347,356	4,324,110	23,246

	Brazilian Real	Buy	11/21/12	1,465,103	1,459,051	6,052

	British Pound	Sell	11/21/12	10,946,967	10,915,487	(31,480)

	Canadian Dollar	Sell	11/21/12	4,840,214	4,885,519	45,305

	Chilean Peso	Buy	11/21/12	912,984	926,823	(13,839)

	Chilean Peso	Sell	11/21/12	912,984	912,227	(757)

	Euro	Sell	11/21/12	3,111,403	3,085,128	(26,275)

	Indonesian Rupiah	Sell	11/21/12	728,667	724,849	(3,818)

	Japanese Yen	Sell	11/21/12	6,107,912	6,252,762	144,850

	Mexican Peso	Buy	11/21/12	2,355,846	2,404,156	(48,310)

	New Zealand Dollar	Sell	11/21/12	608,991	612,322	3,331

	Norwegian Krone	Sell	11/21/12	2,272,111	2,256,078	(16,033)

	Polish Zloty	Buy	11/21/12	1,447,307	1,468,599	(21,292)

	Singapore Dollar	Buy	11/21/12	108,048	124,480	(16,432)

	South African Rand	Buy	11/21/12	478,852	475,865	2,987

	South African Rand	Sell	11/21/12	478,852	494,865	16,013

	Swedish Krona	Sell	11/21/12	2,393,592	2,376,568	(17,024)

	Taiwan Dollar	Buy	11/21/12	1,481,870	1,481,061	809

	Taiwan Dollar	Sell	11/21/12	1,481,870	1,477,690	(4,180)

	Thai Baht	Buy	11/21/12	1,301,675	1,299,236	2,439

	Turkish Lira	Buy	11/21/12	2,157,957	2,142,736	15,221

UBS AG

	Australian Dollar	Buy	11/21/12	2,478,769	2,459,892	18,877

	British Pound	Sell	11/21/12	3,380,748	3,371,191	(9,557)

40	Absolute Return 300 Fund

FORWARD CURRENCY CONTRACTS at 10/31/12 (aggregate face value $348,423,656) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG cont.

	Canadian Dollar	Sell	11/21/12	$2,407,847	$2,455,775	$47,928

	Euro	Buy	11/21/12	11,580,030	11,558,832	21,198

	Japanese Yen	Sell	11/21/12	169,435	173,434	3,999

	Mexican Peso	Buy	11/21/12	6,618	6,663	(45)

	Mexican Peso	Sell	11/21/12	6,618	6,741	123

	New Zealand Dollar	Sell	11/21/12	1,834,529	1,844,498	9,969

	Norwegian Krone	Buy	11/21/12	64,450	71,847	(7,397)

	Philippines Peso	Buy	11/21/12	1,253,651	1,241,359	12,292

	Russian Ruble	Buy	11/21/12	2,948,803	2,977,994	(29,191)

	Singapore Dollar	Sell	11/21/12	2,912,878	2,890,143	(22,735)

	Swedish Krona	Sell	11/21/12	2,281,877	2,272,172	(9,705)

	Swiss Franc	Sell	11/21/12	6,258,616	6,216,077	(42,539)

	Taiwan Dollar	Buy	11/21/12	651,036	656,067	(5,031)

	Thai Baht	Buy	11/21/12	1,028,840	1,027,044	1,796

	Turkish Lira	Buy	11/21/12	1,380,676	1,378,560	2,116

WestPac Banking Corp.

	Australian Dollar	Buy	11/21/12	1,344,433	1,340,390	4,043

	British Pound	Buy	11/21/12	1,707,075	1,707,783	(708)

	Canadian Dollar	Sell	11/21/12	4,620,828	4,669,838	49,010

	Euro	Buy	11/21/12	7,113,279	7,121,162	(7,883)

	Japanese Yen	Sell	11/21/12	2,415,667	2,448,756	33,089

	Mexican Peso	Buy	11/21/12	733,447	746,725	(13,278)

	Swedish Krona	Sell	11/21/12	220,520	218,106	(2,414)

Total						$499,606

FUTURES CONTRACTS OUTSTANDING at 10/31/12

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury
Bond 3 yr (Short)	101	$11,528,981	Dec-12	$(5,108)

Canadian Government Bond
10 yr (Long)	28	3,842,763	Dec-12	27,909

Euro-Bobl 5 yr (Short)	15	2,446,417	Dec-12	(19,746)

Euro-Bund 10 yr (Short)	20	3,672,769	Dec-12	(22,566)

Euro-Swiss Franc 3 Month (Short)	110	29,525,663	Dec-12	(424,656)

Japanese Government Bond
10 yr (Short)	1	1,806,965	Dec-12	(7,146)

Japanese Government Bond
10 yr Mini (Short)	10	1,806,338	Dec-12	(6,940)

U.K. Gilt 10 yr (Short)	3	576,786	Dec-12	7,932

U.S. Treasury Note 10 yr (Short)	4	532,125	Dec-12	(758)

Total				$(451,079)

Absolute Return 300 Fund	41

WRITTEN SWAP OPTIONS OUTSTANDING at 10/31/12 (premiums $1,140,986)

Counterparty
Fixed obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Deutsche Bank AG

(1.75)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/1.75	$29,636,000	$398,456

1.75/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/1.75	29,636,000	625,409

			$1,023,865

E Extended settlement date on premium.

TBA SALE COMMITMENTS OUTSTANDING at 10/31/12 (proceeds receivable $41,039,922)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s,
November 1, 2042	$34,000,000	11/14/12	$35,692,030

Government National Mortgage Association, 3s,
November 1, 2042	5,000,000	11/20/12	5,325,391

Total			$41,017,421

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/12

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclay’s Bank, PLC
	$640,163,000 E	$530,563	12/19/14	0.45%	3 month USD-
					LIBOR-BBA	$(167,215)

	2,242,000 E	(1,883)	12/19/14	3 month USD-
				LIBOR-BBA	0.45%	561

	73,776,000 E	(4,430,400)	12/19/42	2.40%	3 month USD-
					LIBOR-BBA	(1,133,350)

	23,316,000 E	232,692	12/19/22	3 month USD-
				LIBOR-BBA	1.75%	201,915

	209,681,000 E	(2,013,783)	12/19/22	1.75%	3 month USD-
					LIBOR-BBA	(1,737,006)

	70,462,000 E	—	12/19/22	3 month USD-
				LIBOR-BBA	1.805%	270,574

	42,570,000 E	—	12/19/22	3 month USD-
				LIBOR-BBA	1.83%	263,083

	23,487,000 E	—	12/19/22	3 month USD-
				LIBOR-BBA	1.80%	79,151

	118,855,000 E	(45,748)	12/19/17	3 month USD-
				LIBOR-BBA	0.90%	212,167

	11,926,000	—	10/23/22	1.826%	3 month USD-
					LIBOR-BBA	(119,695)

	10,226,000	—	10/26/22	1.8205%	3 month USD-
					LIBOR-BBA	(95,413)

AUD	13,226,000	—	9/25/22	6 month AUD-
				BBR-BBSW	3.78687%	60,545

AUD	22,990,000	—	9/17/22	3.88%	6 month AUD-
					BBR-BBSW	(279,593)

AUD	2,348,000	—	10/4/22	6 month AUD-
				BBR-BBSW	3.542%	(37,851)

42	Absolute Return 300 Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclay’s Bank, PLC cont.
EUR	5,487,000	$—	10/12/22	6 month EUR-
				EURIBOR-
				REUTERS	1.755%	$2,389

EUR	35,190,000	—	10/16/22	1.747%	6 month EUR-
					EURIBOR-
					REUTERS	32,162

EUR	8,083,000	—	10/26/22	6 month EUR-
				EURIBOR-
				REUTERS	1.8305%	68,909

EUR	1,670,000	—	10/2/22	6 month EUR-
				EURIBOR-
				REUTERS	1.724%	(4,403)

EUR	81,659,000 E	—	8/3/17	1 month EUR-
				EONIA-OIS-
				COMPOUND	1.41727%	99,492

EUR	3,739,000	—	8/16/22	1.862%	6 month EUR-
					EURIBOR-
					REUTERS	(63,903)

EUR	4,288,000	—	9/10/22	6 month EUR-
				EURIBOR-
				REUTERS	1.8325%	51,236

GBP	7,940,000	—	10/19/22	6 month GBP-
				LIBOR-BBA	1.98375%	71,556

GBP	2,502,000	—	10/26/22	1.96%	6 month GBP-
					LIBOR-BBA	(11,848)

GBP	2,782,000	—	9/30/22	6 month GBP-
				LIBOR-BBA	1.865%	(20,690)

GBP	2,816,000	—	8/15/31	3.60%	6 month GBP-
					LIBOR-BBA	(660,561)

GBP	3,552,000	—	7/25/42	6 month GBP-
				LIBOR-BBA	2.8425%	(120,789)

GBP	6,303,000	—	7/25/22	1.885%	6 month GBP-
					LIBOR-BBA	(11,212)

GBP	1,930,000	—	8/2/22	6 month GBP-
				LIBOR-BBA	1.93%	15,359

GBP	4,500,000	—	9/17/22	6 month GBP-
				LIBOR-BBA	2.048%	94,645

GBP	11,064,000	—	9/21/22	1.9425%	6 month GBP-
					LIBOR-BBA	(55,004)

SEK	27,205,000	—	7/11/22	2.1275%	3 month SEK-
					STIBOR-SIDE	(46,774)

Citibank, N.A.
	$2,734,000 E	—	10/7/21	3 month USD-
				LIBOR-BBA	3.0625%	86,640

	61,248,000 E	14,553	12/19/14	0.45%	3 month USD-
					LIBOR-BBA	(52,208)

	52,381,000 E	(60,342)	12/19/17	0.90%	3 month USD-
					LIBOR-BBA	(174,009)

Absolute Return 300 Fund	43

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A. cont.
	$84,217,000 E	$(735,380)	12/19/22	1.75%	3 month USD-
					LIBOR-BBA	$(624,213)

	550,000 E	23,324	12/19/42	3 month USD-
				LIBOR-BBA	2.40%	(1,255)

EUR	7,956,000	—	8/2/22	6 month EUR-
				EURIBOR-
				REUTERS	1.80%	82,681

GBP	4,783,000	—	8/8/22	6 month GBP-
				LIBOR-BBA	1.97%	64,486

GBP	5,281,000	—	9/24/22	1.9175%	6 month GBP-
					LIBOR-BBA	(3,851)

SEK	37,318,000	—	8/2/22	3 month SEK-
				STIBOR-SIDE	2.285%	111,828

Credit Suisse International
	$3,642,000	—	10/15/22	1.73875%	3 month USD-
					LIBOR-BBA	(8,457)

	7,930,000	—	10/19/22	3 month USD-
				LIBOR-BBA	1.80375%	65,386

	338,174,000 E	(389,459)	12/19/14	3 month USD-
				LIBOR-BBA	0.45%	(20,850)

	37,833,000 E	32,571	12/19/17	3 month USD-
				LIBOR-BBA	0.90%	114,669

	9,361,000 E	684,709	12/19/42	3 month USD-
				LIBOR-BBA	2.40%	266,366

	118,587,000 E	126,151	12/19/14	0.45%	3 month USD-
					LIBOR-BBA	(3,109)

	16,964,000 E	28,938	12/19/17	0.90%	3 month USD-
					LIBOR-BBA	(7,874)

	26,862,000 E	(1,733,282)	12/19/42	2.40%	3 month USD-
					LIBOR-BBA	(532,817)

	85,949,000 E	1,100,256	12/19/22	3 month USD-
				LIBOR-BBA	1.75%	986,803

	415,574,000 E	(4,905,675)	12/19/22	1.75%	3 month USD-
					LIBOR-BBA	(4,357,066)

AUD	5,514,000	—	9/21/22	6 month AUD-
				BBR-BBSW	3.8275%	46,117

AUD	4,632,000	—	7/17/22	3.77125%	6 month AUD-
					BBR-BBSW	(23,549)

AUD	7,113,000	—	7/24/22	6 month AUD-
				BBR-BBSW	3.665%	(30,075)

AUD	4,499,000	—	9/18/22	4.05%	6 month AUD-
					BBR-BBSW	(122,218)

CAD	4,112,000	—	10/24/22	2.28875%	3 month CAD-
					BA-CDOR	(36,101)

CHF	20,684,000	—	10/4/22	0.92%	6 month CHF-
					LIBOR-BBA	(12,893)

CHF	3,749,000	—	10/8/22	6 month CHF-
				LIBOR-BBA	0.905%	(4,440)

44	Absolute Return 300 Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
CHF	3,878,000	$—	10/9/22	6 month CHF-
				LIBOR-BBA	0.92%	$4,657

CHF	3,661,000	—	10/19/22	6 month CHF-
				LIBOR-BBA	0.94%	7,283

CHF	3,554,000	—	10/31/22	0.92%	6 month CHF-
					LIBOR-BBA	434

EUR	5,329,000	—	10/11/22	1 month EUR-
				EONIA-OIS-
				COMPOUND	1.4575%	5,621

EUR	3,419,000	—	10/26/22	6 month EUR-
				EURIBOR-
				REUTERS	1.831%	29,325

EUR	3,548,000	—	10/29/22	6 month EUR-
				EURIBOR-
				REUTERS	1.86%	42,078

EUR	7,278,000	—	8/10/22	1.87%	6 month EUR-
					EURIBOR-
					REUTERS	(134,017)

EUR	2,977,000	—	9/19/22	6 month EUR-
				EURIBOR-
				REUTERS	1.913%	63,346

GBP	2,155,000	—	10/5/22	1.905%	6 month GBP-
					LIBOR-BBA	3,762

GBP	12,249,000	—	8/2/22	6 month GBP-
				LIBOR-BBA	1.9125%	25,525

GBP	6,910,000	—	9/11/22	1.93%	6 month GBP-
					LIBOR-BBA	(6,309)

GBP	3,636,000	—	9/13/22	1.985%	6 month GBP-
					LIBOR-BBA	(43,780)

SEK	103,384,000	—	10/11/22	2.07%	3 month SEK-
					STIBOR-SIDE	4,380

SEK	36,268,000	—	10/29/22	3 month SEK-
				STIBOR-SIDE	2.105%	13,521

Deutsche Bank AG
	$1,383,000 E	—	10/7/21	3 month USD-
				LIBOR-BBA	3.0475%	42,873

	15,708,000 E	4,873	12/19/17	0.90%	3 month USD-
					LIBOR-BBA	(29,214)

	131,445,000 E	(1,236,654)	12/19/22	1.75%	3 month USD-
					LIBOR-BBA	(1,063,147)

	77,168,000 E	1,061,776	12/19/22	3 month USD-
				LIBOR-BBA	1.75%	959,914

Goldman Sachs International
	5,648,000	—	10/30/22	1.80625%	3 month USD-
					LIBOR-BBA	(43,561)

	89,830,000 E	(61,884)	12/19/14	3 month USD-
				LIBOR-BBA	0.45%	36,030

Absolute Return 300 Fund	45

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
	$52,322,000 E	$(100,030)	12/19/17	0.90%	3 month USD-
					LIBOR-BBA	$(213,568)

	8,867,000 E	(38,571)	12/19/22	1.75%	3 month USD-
					LIBOR-BBA	(26,867)

	160,854,000 E	1,924,741	12/19/22	3 month USD-
				LIBOR-BBA	1.75%	1,712,413

	65,818,000 E	4,677,771	12/19/42	3 month USD-
				LIBOR-BBA	2.40%	1,736,365

CHF	7,018,000	—	10/4/22	0.92%	6 month CHF-
					LIBOR-BBA	(4,374)

CHF	3,824,000	—	10/18/22	6 month CHF-
				LIBOR-BBA	0.91%	(4,221)

EUR	4,368,000	—	10/11/22	1 month EUR-
				EONIA-OIS-
				COMPOUND	1.46333%	7,271

EUR	11,938,000	—	10/18/22	1.818%	6 month EUR-
					EURIBOR-
					REUTERS	(90,784)

EUR	3,548,000	—	10/29/22	1 month EUR-
				EONIA-OIS-
				COMPOUND	1.554%	39,903

EUR	148,470,000 E	—	8/1/17	1 month EUR-
				EONIA-OIS-
				COMPOUND	1.425%	202,061

EUR	74,235,000 E	—	8/9/17	1 month EUR-
				EONIA-OIS-
				COMPOUND	1.4775%	138,556

EUR	74,235,000 E	—	8/9/17	1 month EUR-
				EONIA-OIS-
				COMPOUND	1.497%	156,838

EUR	74,426,000	—	8/30/14	1 month EUR-
				EONIA-OIS-
				COMPOUND	0.11%	(28,397)

EUR	74,426,000	—	8/30/14	0.309%	3 month EUR-
					EURIBOR-
					REUTERS	(43,710)

EUR	74,426,000	—	8/31/14	1 month EUR-
				EONIA-OIS-
				COMPOUND	0.11%	(28,408)

EUR	74,426,000	—	8/31/14	0.314%	3 month EUR-
					EURIBOR-
					REUTERS	(53,501)

EUR	94,000 E	—	8/31/17	1.3802%	1 month EUR-
					EONIA-OIS-
					COMPOUND	(15)

EUR	74,426,000	—	9/3/14	1 month EUR-
				EONIA-OIS-
				COMPOUND	0.086%	(77,531)

46	Absolute Return 300 Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Goldman Sachs International cont.
EUR	74,426,000	$—	9/3/14	0.283%	3 month EUR-
					EURIBOR-
					REUTERS	$8,682

EUR	9,220,000	—	9/25/22	1.824%	6 month EUR-
					EURIBOR-
					REUTERS	(92,307)

GBP	2,816,000	—	9/23/31	6 month GBP-
				LIBOR-BBA	3.1175%	304,234

GBP	3,676,000	—	10/10/22	1.88%	6 month GBP-
					LIBOR-BBA	21,663

GBP	13,585,000	—	8/2/22	6 month GBP-
				LIBOR-BBA	1.91%	23,088

GBP	4,459,000	—	8/7/22	1.9775%	6 month GBP-
					LIBOR-BBA	(65,326)

GBP	11,018,000	—	8/28/22	1.9225%	6 month GBP-
					LIBOR-BBA	(13,015)

SEK	38,769,000	—	10/11/22	3 month SEK-
				STIBOR-SIDE	2.06%	(6,935)

JPMorgan Chase Bank NA
	$122,266,000 E	(222,991)	12/19/17	0.90%	3 month USD-
					LIBOR-BBA	(488,308)

	71,442,000 E	(370,008)	12/19/22	1.75%	3 month USD-
					LIBOR-BBA	(275,704)

	62,203,000 E	683,134	12/19/22	3 month USD-
				LIBOR-BBA	1.75%	601,025

	22,525,000 E	2,274,471	12/19/42	3 month USD-
				LIBOR-BBA	2.40%	1,267,829

	140,046,000 E	—	12/19/22	3 month USD-
				LIBOR-BBA	1.854%	1,180,588

	39,980,000	—	10/11/22	1.7776%	3 month USD-
					LIBOR-BBA	(253,285)

CAD	7,254,000	—	10/3/22	2.15%	3 month CAD-
					BA-CDOR	20,492

CAD	6,356,000	—	10/26/22	2.274%	3 month CAD-
					BA-CDOR	(46,655)

CAD	3,390,000	—	9/21/21	2.3911%	3 month CAD-
					BA-CDOR	(88,820)

CAD	15,775,000	—	5/2/15	3 month CAD-
				BA-CDOR	1.6575%	145,824

EUR	3,623,000	—	7/30/22	6 month EUR-
				EURIBOR-
				REUTERS	1.803%	39,785

JPY	379,619,000	—	9/19/22	0.80%	6 month JPY-
					LIBOR-BBA	(17,506)

MXN	14,762,000	—	9/11/20	6.82%	1 month MXN-
					TIIE-BANXICO	(75,749)

MXN	19,089,000	—	9/14/20	6.82%	1 month MXN-
					TIIE-BANXICO	(97,732)

Absolute Return 300 Fund	47

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank NA cont.
MXN	63,220,000	$—	7/30/20	6.3833%	1 month MXN-
					TIIE-BANXICO	$(191,401)

MXN	6,909,000	—	7/30/20	6.3833%	1 month MXN-
					TIIE-BANXICO	(20,917)

MXN	63,220,000	—	8/19/20	1 month MXN-
				TIIE-BANXICO	6.615%	258,841

MXN	40,760,000	—	11/4/20	1 month MXN-
				TIIE-BANXICO	6.75%	196,060

UBS AG
CHF	74,153,000	—	5/23/13	0.7625%	6 month CHF-
					LIBOR-BBA	(476,457)

Total						$(2,032,826)

E Extended effective date.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/12

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC
$1,416,172	$—	1/12/40	5.00% (1 month	Synthetic MBX	$2,665
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

307,837	—	1/12/41	5.00% (1 month	Synthetic MBX	1,397
			USD-LIBOR)	Index 5.00%
				30 year Ginnie
				Mae II pools

5,979,084	—	1/12/40	4.50% (1 month	Synthetic MBX	8,764
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

9,784,181	—	1/12/40	5.00% (1 month	Synthetic MBX	18,412
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

8,049,369	—	1/12/41	5.00% (1 month	Synthetic MBX	16,395
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

37,697,875	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(230,232)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

11,020,983	—	1/12/41	5.00% (1 month	Synthetic MBX	22,448
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

48	Absolute Return 300 Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC cont.
$4,085,629	$—	1/12/41	5.00% (1 month	Synthetic MBX	$8,322
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

3,088,567	—	1/12/40	4.00% (1 month	Synthetic MBX	5,648
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

2,042,814	—	1/12/41	5.00% (1 month	Synthetic MBX	4,161
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

4,325,728	(6,759)	1/12/39	6.00% (1 month	Synthetic TRS	19,544
			USD-LIBOR)	Index 6.00%
				30 year Fannie Mae
				pools

32,721,984	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(199,843)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

26,495,301	—	1/12/41	5.00% (1 month	Synthetic MBX	53,967
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

9,262,301	—	1/12/40	4.00% (1 month	Synthetic MBX	16,938
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

1,082,585	—	1/12/40	4.00% (1 month	Synthetic TRS	4,301
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

748,445	—	1/12/38	6.50% (1 month	Synthetic TRS	2,201
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

4,104,567	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(25,068)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

5,760,000	—	4/7/16	(2.63%)	USA Non Revised	(121,524)
				Consumer Price
				Index-Urban (CPI-U)

4,085,629	—	1/12/41	5.00% (1 month	Synthetic MBX	8,322
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

Absolute Return 300 Fund	49

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC cont.
$23,931,358	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(146,156)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

16,428,547	—	1/12/40	4.00% (1 month	Synthetic MBX	30,043
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

13,811,201	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(84,349)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

25,922,599	—	1/12/41	4.00% (1 month	Synthetic TRS	179,896
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

9,201,186	—	1/12/41	4.00% (1 month	Synthetic TRS	63,854
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

2,611,038	—	1/12/40	4.50% (1 month	Synthetic MBX	3,827
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

1,747,943	—	1/12/40	5.00% (1 month	Synthetic MBX	3,289
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

12,102,266	—	1/12/40	4.50% (1 month	Synthetic MBX	17,739
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

45,256,507	—	1/12/41	5.00% (1 month	Synthetic MBX	92,181
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

11,190,537	—	1/12/41	5.00% (1 month	Synthetic MBX	22,793
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

565,860	—	1/12/41	5.00% (1 month	Synthetic MBX	1,153
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,241,070	—	1/12/40	5.00% (1 month	Synthetic MBX	2,336
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

50	Absolute Return 300 Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC cont.
$4,024,775	$—	1/12/40	5.00% (1 month	Synthetic MBX	$7,574
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

2,917,847	—	1/12/40	5.00% (1 month	Synthetic MBX	5,491
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

Citibank, N.A.
2,279,100	—	1/12/41	5.00% (1 month	Synthetic MBX	4,642
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,891,646	—	1/12/41	5.00% (1 month	Synthetic MBX	3,853
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

Credit Suisse International
2,723,752	—	1/12/41	5.00% (1 month	Synthetic MBX	5,548
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

32,891	—	1/12/41	4.00% (1 month	Synthetic TRS	228
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

12,186,353	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(74,426)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

Deutsche Bank AG
12,186,353	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(74,426)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

Goldman Sachs International
2,712,682	—	1/12/38	6.50% (1 month	Synthetic TRS	7,978
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

9,507,387	—	1/12/38	6.50% (1 month	Synthetic TRS	27,960
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

7,334,154	—	1/12/38	6.50% (1 month	Synthetic TRS	21,569
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

Absolute Return 300 Fund	51

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$3,290,000	$—	3/1/16	2.47%	USA Non Revised	$37,769
				Consumer Price
				Index-Urban (CPI-U)

2,467,500	—	3/3/16	2.45%	USA Non Revised	25,761
				Consumer Price
				Index-Urban (CPI-U)

9,212,071	—	1/12/38	6.50% (1 month	Synthetic TRS	27,092
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

13,310,297	—	1/12/41	5.00% (1 month	Synthetic MBX	27,111
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

995,839	—	1/12/41	4.00% (1 month	Synthetic TRS	6,911
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

11,390,585	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(69,566)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

4,279,238	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(26,135)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

3,020,435	(4,247)	1/12/39	6.00% (1 month	Synthetic TRS	14,118
			USD-LIBOR)	Index 6.00%
				30 year Fannie Mae
				pools

527,872	—	1/12/38	6.50% (1 month	Synthetic TRS	1,552
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

6,900,890	—	1/12/41	4.00% (1 month	Synthetic TRS	47,890
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

859,375	—	1/12/41	4.00% (1 month	Synthetic TRS	5,964
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

15,604,219	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(95,300)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

1,258,038	—	1/12/38	6.50% (1 month	Synthetic TRS	3,700
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

52	Absolute Return 300 Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
	$2,580,054	$—	1/12/38	6.50% (1 month	Synthetic TRS	$7,588
				USD-LIBOR)	Index 6.50%
					30 year Fannie Mae
					pools

	691,169	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(4,221)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	1,843,186	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(11,257)
				USD-LIBOR	Index 6.50%
					30 year Fannie Mae
					pools

	7,647,000	—	4/3/17	2.3225%	USA Non Revised	34,190
					Consumer Price
					Index-Urban (CPI-U)

	7,647,000	—	4/4/17	2.35%	USA Non Revised	45,469
					Consumer Price
					Index-Urban (CPI-U)

	2,504,093	—	1/12/38	6.50% (1 month	Synthetic TRS	7,364
				USD-LIBOR)	Index 6.50%
					30 year Fannie Mae
					pools

	5,008,185	—	1/12/38	6.50% (1 month	Synthetic TRS	14,729
				USD-LIBOR)	Index 6.50%
					30 year Fannie Mae
					pools

	3,392,478	—	1/12/38	6.50% (1 month	Synthetic TRS	9,977
				USD-LIBOR)	Index 6.50%
					30 year Fannie Mae
					pools

	7,647,000	—	4/5/17	2.355%	USA Non Revised	47,595
					Consumer Price
					Index-Urban (CPI-U)

	7,647,000	—	4/5/22	2.66%	USA Non Revised	(7,571)
					Consumer Price
					Index-Urban (CPI-U)

	1,563,509	—	1/12/38	6.50% (1 month	Synthetic TRS	4,598
				USD-LIBOR)	Index 6.50%
					30 year Fannie Mae
					pools

	10,419,129	—	1/12/38	6.50% (1 month	Synthetic TRS	30,642
				USD-LIBOR)	Index 6.50%
					30 year Fannie Mae
					pools

GBP	4,772,000	—	3/30/17	(3.0925%)	GBP Non-revised	(188,593)
					UK Retail Price
					Index

Absolute Return 300 Fund	53

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
GBP	4,772,000	$—	4/2/17	(3.085%)	GBP Non-revised	$(212,096)
					UK Retail Price
					Index

GBP	9,544,000	—	9/20/17	2.6625%	GBP Non-revised	416
					UK Retail Price
					Index

GBP	4,772,000	—	9/21/17	2.66%	GBP Non-revised	(824)
					UK Retail Price
					Index

GBP	4,772,000	—	4/3/17	(3.09%)	GBP Non-revised	(214,214)
					UK Retail Price
					Index

JPMorgan Chase Bank NA
GBP	4,325,000	—	9/12/14	2.825%	GBP Non-revised	5,304
					UK Retail Price
					Index

Total						$(684,622)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/12

		Upfront			Fixed payments
		premium		Termi-	received
Swap counterparty /		received	Notional	nation	(paid) by fund	Unrealized
Referenced debt*	Rating***	(paid)**	amount	date	per annum	depreciation

Barclay’s Bank, PLC
Irish Gov’t, 4.50%,
4/18/20	—	$(60,491)	$755,000	9/20/17	(100 bp)	$(32,785)

Obrigacoes Do
Tesouro, 5.45%,
9/23/13	—	(123,188)	755,000	9/20/17	(100 bp)	(3,825)

Credit Suisse International
Spain Gov’t, 5.50%,
7/30/17	—	(89,008)	755,000	9/20/17	(100 bp)	(25,963)

Total						$(62,573)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index.

54	Absolute Return 300 Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Corporate bonds and notes	$—	$140,025,388	$—

Foreign government and agency bonds and notes	—	22,475,274	—

Mortgage-backed securities	—	382,114,802	—

Purchased swap options outstanding	—	2,868,469	—

Senior loans	—	67,637,498	—

U.S. government and agency mortgage obligations	—	326,959,514	—

U.S. treasury obligations	—	5,492,416	—

Short-term investments	105,055,917	226,208,335	—

Totals by level	$105,055,917	$1,173,781,696	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$499,606	$—

Futures contracts	(451,079)	—	—

Written swap options outstanding	—	(1,023,865)	—

TBA sale commitments	—	(41,017,421)	—

Interest rate swap contracts	—	912,741	—

Total return swap contracts	—	(673,616)	—

Credit default contracts	—	210,114	—

Totals by level	$(451,079)	$(41,092,441)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Absolute Return 300 Fund	55

Statement of assets and liabilities 10/31/12

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $1,150,561,866)	$1,175,861,696
Affiliated issuers (identified cost $102,975,917) (Note 6)	102,975,917

Cash	4,884,330

Interest and other receivables	4,846,203

Receivable for shares of the fund sold	1,484,924

Receivable for investments sold	192,214,301

Receivable for sales of delayed delivery securities (Note 1)	42,115,974

Unrealized appreciation on swap contracts (Note 1)	13,750,166

Premium paid on swap contracts (Note 1)	16,629,783

Unrealized appreciation on forward currency contracts (Note 1)	1,493,083

Total assets	1,556,256,377

LIABILITIES

Payable for variation margin (Note 1)	9,897

Payable for investments purchased	204,445,305

Payable for purchases of delayed delivery securities (Note 1)	305,202,516

Payable for shares of the fund repurchased	6,438,686

Payable for compensation of Manager (Note 2)	141,142

Payable for investor servicing fees (Note 2)	117,914

Payable for custodian fees (Note 2)	58,193

Payable for Trustee compensation and expenses (Note 2)	59,072

Payable for administrative services (Note 2)	1,937

Payable for distribution fees (Note 2)	295,112

Unrealized depreciation on forward currency contracts (Note 1)	993,477

Written options outstanding, at value (premiums $1,140,986) (Notes 1 and 3)	1,023,865

Premium received on swap contracts (Note 1)	13,400,523

Unrealized depreciation on swap contracts (Note 1)	16,530,187

TBA sale commitments, at value (proceeds receivable $41,039,922) (Note 1)	41,017,421

Collateral on certain derivative contracts, at value (Note 1)	7,224,979

Other accrued expenses	192,027

Total liabilities	597,152,253

Net assets	$959,104,124

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,000,391,283

Undistributed net investment income (Note 1)	6,322,652

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(70,212,866)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	22,603,055

Total — Representing net assets applicable to capital shares outstanding	$959,104,124

(Continued on next page)

56	Absolute Return 300 Fund

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($518,088,370 divided by 48,960,220 shares)	$10.58

Offering price per class A share (100/99.00 of $10.58)*	$10.69

Net asset value and offering price per class B share ($13,859,473 divided by 1,316,784 shares)**	$10.53

Net asset value and offering price per class C share ($201,888,616 divided by 19,340,298 shares)**	$10.44

Net asset value and redemption price per class M share ($11,914,440 divided by 1,129,070 shares)	$10.55

Offering price per class M share (100/99.25 of $10.55)*	$10.63

Net asset value, offering price and redemption price per class R share
($733,829 divided by 69,608 shares)	$10.54

Net asset value, offering price and redemption price per class R5 share
($10,199 divided by 960 shares)	$10.63†

Net asset value, offering price and redemption price per class R6 share
($10,199 divided by 960 shares)	$10.63†

Net asset value, offering price and redemption price per class Y share
($212,598,998 divided by 20,005,037 shares)	$10.63

* On single retail sales of less than $500,000. On sales of $500,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

Absolute Return 300 Fund	57

Statement of operations Year ended 10/31/12

INVESTMENT INCOME

Interest (net of foreign tax of $32,578) (including interest income of $92,560 from investments
in affiliated issuers) (Note 6)	$44,394,212

EXPENSES

Compensation of Manager (Note 2)	6,578,455

Investor servicing fees (Note 2)	1,710,863

Custodian fees (Note 2)	144,292

Trustee compensation and expenses (Note 2)	98,328

Administrative services (Note 2)	36,183

Distribution fees (Note 2)	4,175,211

Other	414,765

Fees waived and reimbursed by Manager (Note 2)	(2,223,594)

Total expenses	10,934,503

Expense reduction (Note 2)	(1,483)

Net expenses	10,933,020

Net investment income	33,461,192

Net realized loss on investments (Notes 1 and 3)	(16,824,442)

Net realized loss on swap contracts (Note 1)	(26,764,359)

Net realized loss on futures contracts (Note 1)	(5,607,702)

Net realized loss on foreign currency transactions (Note 1)	(16,318,282)

Net realized loss on written options (Notes 1 and 3)	(28,156,412)

Net unrealized appreciation of assets and liabilities in foreign currencies during the year	7,017,649

Net unrealized appreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the year	82,915,817

Net loss on investments	(3,737,731)

Net increase in net assets resulting from operations	$29,723,461

The accompanying notes are an integral part of these financial statements.

58	Absolute Return 300 Fund

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Year ended 10/31/12	Year ended 10/31/11

Operations:
Net investment income	$33,461,192	$48,972,495

Net realized loss on investments
and foreign currency transactions	(93,671,197)	(32,675,405)

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	89,933,466	(62,808,951)

Net increase (decrease) in net assets resulting
from operations	29,723,461	(46,511,861)

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(7,704,865)	(16,056,244)

Class B	(126,092)	(394,628)

Class C	(738,438)	(5,426,425)

Class M	(159,111)	(416,717)

Class R	(5,792)	(17,871)

Class Y	(3,956,762)	(8,311,662)

Net realized short-term gain on investments

Class A	—	(1,060,382)

Class B	—	(28,976)

Class C	—	(450,415)

Class M	—	(27,781)

Class R	—	(1,247)

Class Y	—	(521,030)

From net realized long-term gain on investments
Class A	—	(1,161,372)

Class B	—	(31,736)

Class C	—	(493,311)

Class M	—	(30,427)

Class R	—	(1,365)

Class Y	—	(570,651)

Increase (decrease) from capital share transactions (Note 4)	(581,302,700)	608,933,232

Total increase (decrease) in net assets	(564,270,299)	527,419,131

NET ASSETS

Beginning of year	1,523,374,423	995,955,292

End of year (including undistributed net investment income
of $6,322,652 and $16,529,880, respectively)	$959,104,124	$1,523,374,423

The accompanying notes are an integral part of these financial statements.

Absolute Return 300 Fund	59

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c]	net assets (%)	(%)

Class A
October 31, 2012	$10.38	.31	(.01)	.30	(.10)	—	(.10)	—	$10.58	2.97	$518,088	.82 [d]	2.94 [d]	238 [e]
October 31, 2011	10.92	.38	(.56)	(.18)	(.32)	(.04)	(.36)	—	10.38	(1.72)	830,296	.87 [d]	3.55 [d]	188 [e]
October 31, 2010	10.65	.45	(.08)	.37	(.10)	—	(.10)	— [f]	10.92	3.53	498,715	1.09	4.18	219 [e]
October 31, 2009†	10.00	.32	.33	.65	— [f]	—	— [f]	— [f]	10.65	6.52*	107,098	1.11*[d]	3.02*[d]	39*

Class B
October 31, 2012	$10.32	.28	.01	.29	(.08)	—	(.08)	—	$10.53	2.86	$13,859	1.02 [d]	2.71 [d]	238 [e]
October 31, 2011	10.86	.37	(.58)	(.21)	(.29)	(.04)	(.33)	—	10.32	(2.03)	16,066	1.07 [d]	3.48 [d]	188 [e]
October 31, 2010	10.60	.41	(.08)	.33	(.07)	—	(.07)	— [f]	10.86	3.17	14,957	1.41	3.81	219 [e]
October 31, 2009†	10.00	.26	.34	.60	— [f]	—	— [f]	— [f]	10.60	6.01*	6,056	1.63*[d]	2.49*[d]	39*

Class C
October 31, 2012	$10.24	.22	.01	.23	(.03)	—	(.03)	—	$10.44	2.23	$201,889	1.57 [d]	2.19 [d]	238 [e]
October 31, 2011	10.80	.30	(.57)	(.27)	(.25)	(.04)	(.29)	—	10.24	(2.53)	291,442	1.62 [d]	2.86 [d]	188 [e]
October 31, 2010	10.59	.37	(.08)	.29	(.08)	—	(.08)	— [f]	10.80	2.76	220,223	1.84	3.40	219 [e]
October 31, 2009†	10.00	.28	.31	.59	— [f]	—	— [f]	— [f]	10.59	5.91*	58,151	1.76*[d]	2.66*[d]	39*

Class M
October 31, 2012	$10.35	.30	— [f]	.30	(.10)	—	(.10)	—	$10.55	2.90	$11,914	.87 [d]	2.89 [d]	238 [e]
October 31, 2011	10.90	.38	(.57)	(.19)	(.32)	(.04)	(.36)	—	10.35	(1.85)	17,639	.92 [d]	3.56 [d]	188 [e]
October 31, 2010	10.63	.45	(.08)	.37	(.10)	—	(.10)	— [f]	10.90	3.51	13,405	1.16	4.12	219 [e]
October 31, 2009†	10.00	.29	.34	.63	— [f]	—	— [f]	— [f]	10.63	6.32*	1,926	1.24*[d]	2.74*[d]	39*

Class R
October 31, 2012	$10.34	.28	— [f]	.28	(.08)	—	(.08)	—	$10.54	2.71	$734	1.07 [d]	2.68 [d]	238 [e]
October 31, 2011	10.89	.36	(.57)	(.21)	(.30)	(.04)	(.34)	—	10.34	(1.98)	801	1.12 [d]	3.35 [d]	188 [e]
October 31, 2010	10.62	.43	(.08)	.35	(.08)	—	(.08)	— [f]	10.89	3.28	553	1.34	3.95	219 [e]
October 31, 2009†	10.00	.30	.32	.62	— [f]	—	— [f]	— [f]	10.62	6.22*	88	1.33*[d]	2.87*[d]	39*

Class R5
October 31, 2012‡	$10.42	.09	.12	.21	—	—	—	—	$10.63	2.02*	$10	.18*[d]	.84*[d]	238 [e]

Class R6
October 31, 2012‡	$10.42	.09	.12	.21	—	—	—	—	$10.63	2.02*	$10	.18*[d]	.84*[d]	238 [e]

Class Y
October 31, 2012	$10.43	.33	— [f]	.33	(.13)	—	(.13)	—	$10.63	3.21	$212,599	.57 [d]	3.20 [d]	238 [e]
October 31, 2011	10.96	.41	(.56)	(.15)	(.34)	(.04)	(.38)	—	10.43	(1.47)	367,131	.62 [d]	3.82 [d]	188 [e]
October 31, 2010	10.67	.48	(.08)	.40	(.11)	—	(.11)	— [f]	10.96	3.81	248,102.84		4.41	219 [e]
October 31, 2009†	10.00	.39	.28	.67	— [f]	—	— [f]	— [f]	10.67	6.72*	75,335	.90*[d]	3.67*[d]	39*

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

60	Absolute Return 300 Fund	Absolute Return 300 Fund	61

Financial highlights (Continued)

* Not annualized.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

‡ For the period July 3, 2012 (commencement of operations) to October 31, 2012.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	10/31/12	10/31/11	10/31/09

Class A	0.19%	0.18%	0.15%

Class B	0.19	0.18	0.15

Class C	0.19	0.18	0.15

Class M	0.19	0.18	0.15

Class R	0.19	0.18	0.15

Class R5	0.05	N/A	N/A

Class R6	0.03	N/A	N/A

Class Y	0.19	0.18	0.15

e Portfolio turnover excludes TBA purchase and sale transactions.

f Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

62	Absolute Return 300 Fund

Notes to financial statements 10/31/12

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from November 1, 2011 through October 31, 2012.

Putnam Absolute Return 300 Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to earn a positive total return that exceeds the rate of inflation by 300 basis points (or 3.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund is designed to pursue a consistent absolute return through a broadly diversified portfolio reflecting uncorrelated fixed-income strategies designed to exploit market inefficiencies across global markets and fixed-income sectors. These strategies include investments in the following asset categories: (a) sovereign debt: obligations of governments in developed and emerging markets; (b) corporate credit: investment grade debt, high yield debt (sometimes referred to as “junk bonds”), bank loans, convertible bonds and structured credit; and (c) securitized assets: mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, bonds with moderate exposure to interest rate and credit risks. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund offers class A, class B, class C, class M, class R class R5, class R6 and class Y shares. The fund began offering class R5 and class R6 shares on July 2, 2012. Class A and class M shares are sold with a maximum front-end sales charge of 1.00% and 0.75%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within two years of purchase (on purchases prior to April 5, 2010, a contingent deferred sales charge on Class B shares is applicable if they are sold within four years of purchase). Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees.

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If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized

64	Absolute Return 300 Fund

between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates and to hedge against changes in values of securities it owns, owned or expects to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Certain options contracts include premiums that do not settle until the expiration date of the contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. The fund had an average contract amount of approximately $2,610,700,000 on purchased options contracts for the reporting period.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average of approximately 790 futures contracts outstanding for the reporting period.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately $1,216,800,000 on forward currency contracts for the reporting period.

Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge

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sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.

An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $6,383,500,000 on interest rate swap contracts for the reporting period.

Credit default contracts The fund entered into credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.

In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between

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the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $17,100,000 on credit default swap contracts for the reporting period.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $4,918,228 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $2,562,657 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $5,187,712.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

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Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At October 31, 2012, the fund had a capital loss carryover of $69,454,813 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$30,346,374	$33,886,552	$64,232,926	*

5,221,887	N/A	5,221,887	October 31, 2019

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of foreign currency gains and losses, realized gains and losses on certain futures contracts, income on swap contracts and interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $30,977,360 to decrease undistributed net investment income, $4 to decrease paid-in-capital and $30,977,364 to decrease accumulated net realized losses.

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The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$32,753,298
Unrealized depreciation	(8,566,977)

Net unrealized appreciation	24,186,321
Undistributed ordinary income	6,569,304
Capital loss carryforward	(69,454,813)
Cost for federal income tax purposes	$1,254,770,964

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.730%	of the first $5 billion,	0.530%	of the next $50 billion,

0.680%	of the next $5 billion,	0.510%	of the next $50 billion,

0.630%	of the next $10 billion,	0.500%	of the next $100 billion and

0.580%	of the next $10 billion,	0.495%	of any excess thereafter.

Commencing with the fund’s thirteenth whole calendar month of operation (January 2010), the applicable base fee was increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Bank of America Merrill Lynch U.S. Treasury Bill Index plus 3.00% over the performance period. The maximum annualized performance adjustment rate is +/– 0.12%. The performance period is the thirty-six month period then ended or, if the fund has not then operated for thirty-six whole calendar months, the period from the date the fund commenced operations to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.585% of the fund’s average net assets before a decrease of $325,140 (0.028% of the fund’s average net assets) based on performance.

Putnam Management has agreed to limit the fund’s total expenses through June 30, 2013, to the extent that the total expenses of the fund (before performance adjustments to the fund’s management fee and excluding brokerage, interest, taxes, investment related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s distribution plans) will not exceed an annual rate of 0.60% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $2,223,594 as a result of this limit.

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Putnam Management has also contractually agreed, through June 30, 2013, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

In December 2012, the Trustees of the fund approved a new management contract that would have the fund pay Putnam Management a management fee at an annual rate of 0.60% based on the fund’s average net assets. Pursuant to the contract, Putnam Management would pay or reimburse the fund for all of the fund’s other operating expenses, excluding payments under the fund’s distribution plan, any performance based fee, brokerage, interest, taxes, investment-related expenses, extraordinary and acquired fund fees and expenses.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing (except for Class R5 and R6 shares) based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Class R5 shares pay a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%. Class R6 shares pay a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. Investor servicing fees will not exceed an annual rate of 0.32% of the fund’s average net assets. Prior to March 1, 2012, investor servicing fees could not exceed an annual rate of 0.375% of the fund’s average net assets. During the reporting period, the class specific expenses related to investor servicing fees were as follows:

Class A	$935,498	Class R5	$4

Class B	21,576	Class R6	2

Class C	354,764	Class Y	377,157

Class M	20,748	Total	$1,710,863

Class R	1,114

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,483 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $776, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004.

70	Absolute Return 300 Fund

Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 0.45%, 1.00%, 0.30% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$1,612,254	Class M	$42,942

Class B	67,162	Class R	3,854

Class C	2,448,999	Total	$4,175,211

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $3,984 and $138 from the sale of class A and class M shares, respectively, and received $9,223 and $26,168 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.30% (0.40% for purchases before April 1, 2010) is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $3,298 and no monies on class  A and class  M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $1,999,632,798 and $2,268,511,983, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $15,935,000 and $15,924,492, respectively.

Written option transactions during the reporting period are summarized as follows:

		Written swap option	Written swap option
		contract amounts	premiums

Written options outstanding at the	USD	3,095,298,304	$140,100,510
beginning of the reporting period	CHF	15,020,000	$20,164

Options opened	USD	2,258,723,944	109,131,961
	CHF	—	—

Options exercised	USD	(828,802,551)	(22,475,564)
	CHF	—	—

Options expired	USD	—	—
	CHF	—	—

Options closed	USD	(4,465,947,697)	(225,615,921)
	CHF	(15,020,000)	(20,164)

Written options outstanding at the	USD	59,272,000	$1,140,986
end of the reporting period	CHF	—	$—

Absolute Return 300 Fund	71

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Year ended 10/31/12		Year ended 10/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	9,584,589	$99,378,437	60,585,292	$655,283,850

Shares issued in connection with
reinvestment of distributions	651,575	6,593,943	1,406,851	15,025,173

	10,236,164	105,972,380	61,992,143	670,309,023

Shares repurchased	(41,263,297)	(427,351,509)	(27,653,993)	(295,481,581)

Net increase (decrease)	(31,027,133)	$(321,379,129)	34,338,150	$374,827,442

	Year ended 10/31/12		Year ended 10/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	171,422	$1,771,756	566,607	$6,081,412

Shares issued in connection with
reinvestment of distributions	10,602	106,975	34,918	371,523

	182,024	1,878,731	601,525	6,452,935

Shares repurchased	(421,328)	(4,358,200)	(423,035)	(4,520,019)

Net increase (decrease)	(239,304)	$(2,479,469)	178,490	$1,932,916

	Year ended 10/31/12		Year ended 10/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	2,552,978	$26,203,722	14,953,968	$159,822,328

Shares issued in connection with
reinvestment of distributions	57,918	582,079	455,808	4,831,565

	2,610,896	26,785,801	15,409,776	164,653,893

Shares repurchased	(11,730,137)	(120,579,122)	(7,346,583)	(77,813,793)

Net increase (decrease)	(9,119,241)	$(93,793,321)	8,063,193	$86,840,100

	Year ended 10/31/12		Year ended 10/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	117,273	$1,215,081	978,417	$10,578,695

Shares issued in connection with
reinvestment of distributions	15,179	153,312	38,011	404,816

	132,452	1,368,393	1,016,428	10,983,511

Shares repurchased	(707,783)	(7,326,760)	(542,328)	(5,747,386)

Net increase (decrease)	(575,331)	$(5,958,367)	474,100	$5,236,125

72	Absolute Return 300 Fund

	Year ended 10/31/12		Year ended 10/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	17,883	$184,038	71,888	$772,978

Shares issued in connection with
reinvestment of distributions	573	5,792	1,847	19,687

	18,456	189,830	73,735	792,665

Shares repurchased	(26,297)	(273,100)	(47,085)	(509,129)

Net increase (decrease)	(7,841)	$(83,270)	26,650	$283,536

		For the period 7/3/12
		(commencement of operations) to 10/31/12

Class R5			Shares	Amount

Shares sold			960	$10,000

Shares issued in connection with
reinvestment of distributions			—	—

			960	10,000

Shares repurchased			—	—

Net increase			960	$10,000

		For the period 7/3/12
		(commencement of operations) to 10/31/12

Class R6			Shares	Amount

Shares sold			960	$10,000

Shares issued in connection with
reinvestment of distributions			—	—

			960	10,000

Shares repurchased			—	—

Net increase			960	$10,000

	Year ended 10/31/12		Year ended 10/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	9,750,614	$101,156,780	34,278,961	$371,506,119

Shares issued in connection with
reinvestment of distributions	237,559	2,411,226	536,455	5,740,069

	9,988,173	103,568,006	34,815,416	377,246,188

Shares repurchased	(25,198,856)	(261,197,150)	(22,235,438)	(237,433,075)

Net increase (decrease)	(15,210,683)	$(157,629,144)	12,579,978	$139,813,113

At the close of the reporting period, Putnam Investments, LLC owned the following class shares of the fund:

	Shares owned	Percentage of ownership	Value

Class R5	960	100%	$10,199

Class R6	960	100	10,199

Absolute Return 300 Fund	73

Note 5: Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$210,114	Payables	$—

Foreign exchange
contracts	Receivables	1,493,083	Payables	993,477

Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Interest rate contracts	appreciation	15,091,988*	depreciation	13,459,338*

Total		$16,795,185		$14,452,815

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(229,984)	$(229,984)

Foreign exchange
contracts	—	—	(16,086,177)	—	$(16,086,177)

Interest rate contracts	(64,329,367)	(5,607,702)	—	(26,534,375)	$(96,471,444)

Total	$(64,329,367)	$(5,607,702)	$(16,086,177)	$(26,764,359)	$(112,787,605)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(334,839)	$(334,839)

Foreign exchange
contracts	—	—	7,176,010	—	$7,176,010

Interest rate contracts	13,098,213	(253,989)	—	26,887,298	$39,731,522

Total	$13,098,213	$(253,989)	$7,176,010	$26,552,459	$46,572,693

Note 6: Transactions with affiliated issuer

Transactions during the reporting period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:

	Market value at				Market value
	the beginning				at the end of
	of the reporting			Investment	the reporting
Name of affiliate	period	Purchase cost	Sale proceeds	income	period

Putnam Money Market
Liquidity Fund*	$94,518,953	$1,082,357,473	$1,073,900,509	$92,560	$102,975,917

* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

74	Absolute Return 300 Fund

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 9: New accounting pronouncement

In December 2011, the FASB issued ASU No. 2011–11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2011–11 and its impact, if any, on the fund’s financial statements.

Absolute Return 300 Fund	75

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Funds Trust and Shareholders of
Putnam Absolute Return 700 Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Absolute Return 700 Fund (the “fund”) at October 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 2012 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2012

Absolute Return 700 Fund 23

The fund’s portfolio 10/31/12

COMMON STOCKS (29.8%)*	Shares	Value

Basic materials (0.9%)
Allied Nevada Gold Corp. †	10,800	$398,736

Bemis Co., Inc.	12,100	399,905

FMC Corp.	12,300	658,296

International Flavors & Fragrances, Inc.	8,077	521,936

Newmont Mining Corp.	23,198	1,265,451

PPG Industries, Inc.	9,912	1,160,496

Royal Gold, Inc.	6,100	537,288

Sherwin-Williams Co. (The)	6,882	981,236

Sigma-Aldrich Corp.	9,481	664,997

Valspar Corp.	9,952	557,611

		7,145,952
Capital goods (1.3%)
Ball Corp.	14,648	627,374

Covanta Holding Corp.	22,661	411,977

General Dynamics Corp.	21,800	1,484,143

Lockheed Martin Corp.	17,423	1,632,012

Northrop Grumman Corp.	20,352	1,397,978

Raytheon Co.	26,216	1,482,776

Republic Services, Inc.	30,100	853,335

Roper Industries, Inc.	9,438	1,030,345

Stericycle, Inc. †	8,900	843,364

Waste Connections, Inc.	16,400	538,412

		10,301,716
Communication services (0.9%)
American Tower Corp. Class A R	15,598	1,174,373

AT&T, Inc.	35,600	1,231,404

IAC/InterActiveCorp.	13,327	644,360

Verizon Communications, Inc.	74,566	3,328,625

Windstream Corp.	34,600	330,084

		6,708,846
Conglomerates (0.5%)
AMETEK, Inc.	25,243	897,389

Danaher Corp.	33,300	1,722,609

General Electric Co.	74,700	1,573,182

		4,193,180
Consumer cyclicals (3.6%)
Advance Auto Parts, Inc.	5,410	383,785

Amazon.com, Inc. †	12,087	2,814,094

AutoZone, Inc. †	1,675	628,125

Bed Bath & Beyond, Inc. †	13,100	755,608

Big Lots, Inc. †	6,709	195,433

Cintas Corp.	15,278	638,773

Discovery Communications, Inc. Class A †	15,622	922,010

Dollar General Corp. †	8,900	432,718

Dollar Tree, Inc. †	14,742	587,764

Dun & Bradstreet Corp. (The)	6,800	551,072

Ecolab, Inc.	17,090	1,189,463

24 Absolute Return 700 Fund

COMMON STOCKS (29.8%)* cont.	Shares	Value

Consumer cyclicals cont.
Equifax, Inc.	15,351	$768,164

Expedia, Inc.	9,428	557,666

Home Depot, Inc. (The)	51,200	3,142,655

Kimberly-Clark Corp.	29,073	2,426,142

Kohl’s Corp.	14,500	772,560

McGraw-Hill Cos., Inc. (The)	16,775	927,322

Moody’s Corp.	21,923	1,055,811

MSC Industrial Direct Co., Inc. Class A	6,605	492,733

O’Reilly Automotive, Inc. †	7,700	659,736

Omnicom Group, Inc.	15,445	739,970

PetSmart, Inc.	8,595	570,622

Priceline.com, Inc. †	2,189	1,255,982

Ross Stores, Inc.	13,500	822,825

Scotts Miracle-Gro Co. (The) Class A	6,088	260,627

Scripps Networks Interactive Class A	8,100	491,832

Target Corp.	26,854	1,711,942

Towers Watson & Co. Class A	8,200	440,422

Tupperware Brands Corp.	5,465	322,982

Verisk Analytics, Inc. Class A †	15,074	768,774

Viacom, Inc. Class B	24,144	1,237,863

		28,525,475
Consumer staples (3.2%)
Altria Group, Inc.	104,800	3,332,640

Brinker International, Inc.	9,437	290,660

Church & Dwight Co., Inc.	21,000	1,065,960

Coca-Cola Co. (The)	13,300	494,494

ConAgra Foods, Inc.	47,500	1,322,400

Dr. Pepper Snapple Group, Inc.	29,000	1,242,650

Kroger Co. (The)	60,000	1,513,200

Lorillard, Inc.	12,529	1,453,489

McDonald’s Corp.	30,200	2,621,360

Panera Bread Co. Class A †	2,502	421,937

Philip Morris International, Inc.	53,033	4,696,602

Procter & Gamble Co. (The)	17,700	1,225,548

Reynolds American, Inc.	34,900	1,453,236

Starbucks Corp.	29,716	1,363,964

W.W. Grainger, Inc.	4,849	976,637

Yum! Brands, Inc.	19,378	1,358,592

		24,833,369
Energy (2.9%)
Chevron Corp.	45,369	5,000,117

ConocoPhillips	39,200	2,267,720

Deepocean Group (Shell) (acquired 6/9/11,
cost $415,869) (Norway) ‡	28,574	428,610

Diamond Offshore Drilling, Inc.	4,800	332,352

Exxon Mobil Corp.	94,492	8,614,836

FMC Technologies, Inc. †	12,477	510,309

HollyFrontier Corp.	25,488	984,601

Absolute Return 700 Fund 25

COMMON STOCKS (29.8%)* cont.	Shares	Value

Energy cont.
Marathon Oil Corp.	15,900	$477,954

Murphy Oil Corp.	17,908	1,074,480

National Oilwell Varco, Inc.	7,000	515,900

Phillips 66	24,400	1,150,704

Spectra Energy Corp.	46,375	1,338,846

		22,696,429
Financials (3.8%)
ACE, Ltd.	28,480	2,239,952

Allied World Assurance Co. Holdings AG	13,182	1,058,515

American Express Co.	53,500	2,994,395

Arch Capital Group, Ltd. †	33,612	1,483,970

AvalonBay Communities, Inc. R	4,800	650,688

Bank of Hawaii Corp.	10,696	472,335

Bank of New York Mellon Corp. (The)	21,000	518,910

Berkshire Hathaway, Inc. Class B †	25,805	2,228,262

Chubb Corp. (The)	18,029	1,387,872

Commerce Bancshares, Inc.	15,000	571,200

Digital Realty Trust, Inc. R	6,105	375,030

Discover Financial Services	44,600	1,828,600

Equity Residential Trust R	13,500	775,035

Essex Property Trust, Inc. R	2,500	375,000

Everest Re Group, Ltd.	12,639	1,403,561

Federal Realty Investment Trust R	4,089	440,917

JPMorgan Chase & Co.	17,900	746,072

M&T Bank Corp.	14,069	1,464,583

Northern Trust Corp.	21,800	1,041,604

People’s United Financial, Inc.	58,367	702,155

Public Storage R	6,000	831,780

Rayonier, Inc. R	8,438	413,546

Realty Income Corp. R	9,576	376,050

RenaissanceRe Holdings, Ltd.	14,750	1,200,060

Simon Property Group, Inc. R	10,100	1,537,321

Validus Holdings, Ltd.	28,217	1,010,169

W.R. Berkley Corp.	31,661	1,231,296

Wells Fargo & Co.	21,800	734,442

		30,093,320
Health care (3.1%)
Abbott Laboratories	44,570	2,920,226

Aetna, Inc.	7,200	314,640

AmerisourceBergen Corp.	20,131	793,967

Amgen, Inc.	26,000	2,250,170

Biogen Idec, Inc. †	9,508	1,314,196

Bristol-Myers Squibb Co.	55,500	1,845,375

C.R. Bard, Inc.	7,105	683,430

Cardinal Health, Inc.	22,601	929,579

Cerner Corp. †	8,600	655,234

Eli Lilly & Co.	36,600	1,779,858

Forest Laboratories, Inc. †	16,171	545,124

26 Absolute Return 700 Fund

COMMON STOCKS (29.8%)* cont.	Shares	Value

Health care cont.
Gilead Sciences, Inc. †	29,200	$1,961,072

Humana, Inc.	2,100	155,967

Johnson & Johnson	16,400	1,161,448

Laboratory Corp. of America Holdings †	5,200	440,596

McKesson Corp.	14,478	1,350,942

Merck & Co., Inc.	4,800	219,024

Perrigo Co.	5,054	581,261

Pfizer, Inc.	41,800	1,039,566

UnitedHealth Group, Inc.	42,900	2,402,400

Ventas, Inc. R	12,200	771,894

Zimmer Holdings, Inc.	7,200	462,312

		24,578,281
Technology (8.2%)
Accenture PLC Class A	32,023	2,158,670

Altera Corp.	33,200	1,011,936

Analog Devices, Inc.	31,908	1,247,922

Apple, Inc.	52,654	31,334,395

Avago Technologies, Ltd. (Singapore)	27,653	913,379

BMC Software, Inc. †	20,306	826,454

Cisco Systems, Inc.	197,300	3,381,722

Google, Inc. Class A †	7,414	5,039,815

IBM Corp.	29,074	5,655,765

Intel Corp.	19,600	423,850

Intuit, Inc.	21,042	1,250,316

KLA-Tencor Corp.	21,986	1,022,789

L-3 Communications Holdings, Inc.	10,998	811,652

Lam Research Corp. †	22,179	785,137

Maxim Integrated Products, Inc.	38,500	1,059,713

Microchip Technology, Inc.	27,700	868,395

Microsoft Corp.	180,589	5,153,107

Xilinx, Inc.	31,200	1,022,112

		63,967,129
Transportation (0.6%)
Copa Holdings SA Class A (Panama)	5,811	539,377

J. B. Hunt Transport Services, Inc.	11,922	699,821

Southwest Airlines Co.	84,760	747,583

United Parcel Service, Inc. Class B	35,127	2,573,053

		4,559,834
Utilities and power (0.8%)
DTE Energy Co.	15,306	950,503

Entergy Corp.	14,380	1,043,700

Kinder Morgan, Inc.	25,800	895,518

NextEra Energy, Inc.	11,000	770,660

PG&E Corp.	28,100	1,194,812

Pinnacle West Capital Corp.	12,766	676,215

Westar Energy, Inc.	16,493	489,842

		6,021,250

Total common stocks (cost $195,361,981)		$233,624,781

Absolute Return 700 Fund 27

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (23.1%)*	Principal amount	Value

U.S. Government Agency Mortgage Obligations (23.1%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates 3s, TBA, November 1, 2042	$11,000,000	$11,521,641

Federal National Mortgage Association
Pass-Through Certificates
3s, TBA, February 1, 2043	34,000,000	35,441,015
3s, TBA, November 1, 2042	128,000,000	134,369,997

		181,332,653

Total U.S. government and agency mortgage obligations (cost $181,102,367)		$181,332,653

U.S. TREASURY OBLIGATIONS (0.9%)*	Principal amount	Value

Federal Home Loan Mortgage Corporation Pass-Through
Certificates 5.500%, May 1, 2033 [i]	$472,392	$531,016

Federal National Mortgage Association Pass-Through
Certificates 2.058%, October 1, 2030 [i]	427,469	441,879

Federal National Mortgage Association Pass-Through
Certificates 1.625%, October 26, 2015 [i]	405,000	419,313

Government National Mortgage Association Pass-Through
Certificates 5.500%, July 20, 2037 [i]	256,939	291,310

U.S. Treasury Bonds 4.625%, February 15, 2040 [i]	727,000	1,001,566

U.S. Treasury Notes 0.750%, September 15, 2013 [i]	2,675,000	2,690,424

U.S. Treasury Notes 0.125%, September 30, 2013 [i]	175,000	174,874

U.S. Treasury Notes 0.250%, March 31, 2014 [i]	96,000	96,025

U.S. Treasury Notes 0.250%, June 30, 2014 [i]	1,078,000	1,078,528

Total U.S. treasury obligations (cost $6,724,935)		$6,724,935

MORTGAGE-BACKED SECURITIES (15.8%)*	Principal amount	Value

Agency collateralized mortgage obligations (4.4%)
Federal Home Loan Mortgage Corp.
IFB Ser. 2990, Class LB, 16.399s, 2034	$619,959	$870,354
IFB Ser. 4098, Class MS, IO, 6.486s, 2041	4,682,501	1,007,112
IFB Ser. 3859, Class SG, IO, 6.486s, 2039	7,963,318	856,057
IFB Ser. 3727, Class PS, IO, 6.486s, 2038	3,501,579	296,777
IFB Ser. 3860, Class SP, IO, 6.386s, 2040	3,735,611	627,994
IFB Ser. 3856, Class PS, IO, 6.386s, 2040	1,407,951	202,019
IFB Ser. 3803, Class SP, IO, 6.386s, 2038	2,505,993	200,479
IFB Ser. 3861, Class PS, IO, 6.386s, 2037	1,603,039	255,877
IFB Ser. 3708, Class SQ, IO, 6.336s, 2040	7,835,755	1,103,039
IFB Ser. 3907, Class KS, IO, 6.336s, 2040	2,972,719	402,825
IFB Ser. 3708, Class SA, IO, 6.236s, 2040	12,678,817	1,749,550
IFB Ser. 3934, Class SA, IO, 6.186s, 2041	643,834	115,182
IFB Ser. 3232, Class KS, IO, 6.086s, 2036	1,656,831	188,464
IFB Ser. 3116, Class AS, IO, 5.886s, 2034	2,338,909	183,450
IFB Ser. 3964, Class SA, IO, 5.786s, 2041	9,888,315	1,458,527
IFB Ser. 3852, Class NT, 5.786s, 2041	3,072,320	3,384,744
IFB Ser. 3752, Class PS, IO, 5.786s, 2040	2,926,230	454,092
Ser. 3687, Class CI, IO, 5s, 2038	2,866,330	334,816
Ser. 3632, Class CI, IO, 5s, 2038	545,173	30,159
Ser. 3626, Class DI, IO, 5s, 2037	320,590	10,307

28 Absolute Return 700 Fund

MORTGAGE-BACKED SECURITIES (15.8%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corp.
Ser. 4122, Class TI, IO, 4 1/2s, 2042	$2,972,000	$452,338
Ser. 3747, Class HI, IO, 4 1/2s, 2037	378,082	30,971
Ser. 4116, Class MI, IO, 4s, 2042	5,936,000	912,660
Ser. 4090, Class BI, IO, 4s, 2042	1,160,854	130,956
Ser. 4098, Class PI, IO, 4s, 2042	3,276,243	512,732
Ser. 3748, Class NI, IO, 4s, 2034	1,810,874	71,892
Ser. 3751, Class MI, IO, 4s, 2034	403,444	7,121
Ser. T-8, Class A9, IO, 0.298s, 2028	261,509	3,269
Ser. T-59, Class 1AX, IO, 0.274s, 2043	608,674	7,418
Ser. T-48, Class A2, IO, 0.212s, 2033	884,030	8,460
FRB Ser. T-54, Class 2A, IO, zero %, 2043	355,081	55

Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.447s, 2035	93,669	169,941
IFB Ser. 05-122, Class SE, 22.363s, 2035	352,218	535,425
IFB Ser. 11-4, Class CS, 12.479s, 2040	2,283,270	2,743,993
IFB Ser. 12-96, Class PS, IO, 6.489s, 2041	4,317,380	899,310
IFB Ser. 12-88, Class SB, IO, 6.459s, 2042	4,008,904	732,186
IFB Ser. 12-75, Class SK, IO, 6.439s, 2041	3,228,439	648,045
IFB Ser. 12-75, Class KS, IO, 6.339s, 2042	2,196,140	394,010
IFB Ser. 11-87, Class HS, IO, 6.289s, 2041	2,383,911	414,801
IFB Ser. 11-67, Class BS, IO, 6.289s, 2041	6,190,738	1,082,203
IFB Ser. 404, Class S13, IO, 6.189s, 2040	200,226	30,743
IFB Ser. 10-35, Class SG, IO, 6.189s, 2040	4,491,323	598,514
IFB Ser. 12-113, Class CS, IO, 5.939s, 2041	2,274,358	442,954
IFB Ser. 12-113, Class SG, IO, 5.889s, 2042	2,421,979	439,444
Ser. 12-132, Class SA, IO, 5s, 2042	2,357,000	393,737
Ser. 397, Class 2, IO, 5s, 2039	132,710	18,392
Ser. 398, Class C5, IO, 5s, 2039	850,978	85,268
Ser. 10-13, Class EI, IO, 5s, 2038	703,878	30,321
Ser. 12-75, Class AI, IO, 4 1/2s, 2027	4,873,612	494,720
Ser. 12-118, Class IO, IO, 4s, 2042	4,883,000	752,080
Ser. 12-124, Class UI, IO, 4s, 2042	4,220,000	757,490
Ser. 12-118, Class PI, IO, 4s, 2042	3,395,000	582,989
Ser. 12-30, Class PI, IO, 4s, 2042	8,344,390	1,223,705
Ser. 12-96, Class PI, IO, 4s, 2041	3,674,240	533,830
Ser. 406, Class 2, IO, 4s, 2041	540,504	62,915
Ser. 406, Class 1, IO, 4s, 2041	281,462	34,845
Ser. 409, Class C16, IO, 4s, 2040	1,254,064	126,009
Ser. 98-W2, Class X, IO, 3.355s, 2028	1,668,984	73,540
Ser. 98-W5, Class X, IO, 2.72s, 2028	478,465	20,933
Ser. 03-W10, Class 1, IO, 1.4s, 2043	381,393	17,058
Ser. 03-W1, Class 2A, IO, zero %, 2042	759,011	59
Ser. 08-36, Class OV, PO, zero %, 2036	47,867	42,840

Government National Mortgage Association
IFB Ser. 11-61, Class CS, IO, 6.469s, 2035	11,187,173	1,552,231
IFB Ser. 10-120, Class SB, IO, 5.989s, 2035	580,314	48,021
IFB Ser. 10-20, Class SC, IO, 5.939s, 2040	136,280	22,565
IFB Ser. 10-61, Class SJ, IO, 5.836s, 2040	1,249,048	229,200

Absolute Return 700 Fund 29

MORTGAGE-BACKED SECURITIES (15.8%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 11-70, Class SN, IO, 5.686s, 2041	$1,610,000	$406,734
IFB Ser. 11-70, Class SH, IO, 5.676s, 2041	1,892,718	486,466
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	377,271	56,779
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	2,190,330	352,506
Ser. 10-103, Class DI, IO, 4 1/2s, 2038	9,082,649	965,022

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.573s, 2027	129,117	1,669
Ser. 98-2, IO, 0.385s, 2027	70,520	1,146
Ser. 98-3, IO, 0.322s, 2027	84,144	1,423
Ser. 98-4, IO, zero %, 2026	102,588	2,821

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO,
6.038s, 2045	1,025,783	194,899

		34,573,478
Commercial mortgage-backed securities (5.7%)
Banc of America Commercial Mortgage, Inc.
FRB Ser. 08-1, Class AJ, 6.248s, 2051	342,000	323,361
Ser. 06-4, Class AJ, 5.695s, 2046	710,000	654,458
Ser. 06-1, Class B, 5.49s, 2045	255,000	227,200
Ser. 06-6, Class A2, 5.309s, 2045	669,452	680,791
FRB Ser. 05-5, Class D, 5.231s, 2045	426,000	373,283
FRB Ser. 05-6, Class G, 5.19s, 2047	443,000	363,260
Ser. 07-1, Class XW, IO, 0.306s, 2049	3,921,139	35,988

Banc of America Commercial Mortgage, Inc. 144A
FRB Ser. 05-2, Class E, 5.323s, 2043	410,000	419,225
Ser. 04-2, Class G, 5.239s, 2038	1,000,000	1,000,500
Ser. 04-2, Class F, 4.992s, 2038	650,000	655,200
Ser. 04-4, Class XC, IO, 0.861s, 2042	4,156,143	42,688
Ser. 02-PB2, Class XC, IO, 0.457s, 2035	1,931,108	182

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 5.971s, 2042	315,000	312,190
FRB Ser. 07-PW17, Class AJ, 5.894s, 2050	1,456,000	1,237,600
Ser. 05-PWR7, Class D, 5.304s, 2041	431,000	382,881
Ser. 05-PWR7, Class C, 5.235s, 2041	489,000	445,381
FRB Ser. 05-T20, Class C, 5.15s, 2042	324,000	313,061

Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 04-PWR5, Class E, 5.222s, 2042	654,000	661,122

CFCRE Commercial Mortgage Trust 144A Ser. 11-C1, Class XA, IO,
1.477s, 2044	7,737,539	458,062

Citigroup Commercial Mortgage Trust FRB Ser. 05-C3, Class B,
5.029s, 2043	770,000	697,620

Citigroup/Deutsche Bank Commercial Mortgage Trust FRB
Ser. 06-CD2, Class AJ, 5.388s, 2046	1,380,000	1,104,420

Commercial Mortgage Pass-Through Certificates
FRB Ser. 04-LB3A, Class E, 5.357s, 2037	693,000	690,505
Ser. 05-C6, Class AJ, 5.209s, 2044 F	1,250,000	1,270,778
FRB Ser. 05-LP5, Class D, 5.098s, 2043	250,000	256,570

Commercial Mortgage Pass-Through Certificates 144A FRB
Ser. 05-LP5, Class E, 5.196s, 2043	1,215,000	1,223,760

30 Absolute Return 700 Fund

MORTGAGE-BACKED SECURITIES (15.8%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2,
5.762s, 2039	$265,324	$266,182

CS First Boston Mortgage Securities Corp.
Ser. 02-CP5, Class E, 5.339s, 2035	525,000	524,386
Ser. 05-C6, Class B, 5.23s, 2040	1,270,000	1,178,712
Ser. 05-C5, Class AJ, 5.1s, 2038	225,000	237,870

CS First Boston Mortgage Securities Corp. 144A
Ser. 02-CP5, Class H, 6.326s, 2035	460,000	464,163
Ser. 03-C3, Class AX, IO, 1.717s, 2038	7,073,472	19,339

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4, 6.04s, 2031	733,189	729,523

GE Capital Commercial Mortgage Corp.
FRB Ser. 05-C4, Class AJ, 5.307s, 2045	258,000	214,140
FRB Ser. 06-C1, Class AJ, 5.3s, 2044	301,000	267,890

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 04-C1, Class G,
5.157s, 2038	567,000	567,284

GMAC Commercial Mortgage Securities, Inc.
FRB Ser. 03-C2, Class E, 5.473s, 2040	2,310,000	2,369,598
Ser. 04-C3, Class B, 4.965s, 2041	233,000	198,341

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3,
Class D, 4.986s, 2042	532,000	484,919

Greenwich Capital Commercial Funding Corp. 144A
FRB Ser. 03-C1, Class J, 5.363s, 2035	670,000	679,514
Ser. 03-C1, Class G, 4.773s, 2035	311,000	307,981

GS Mortgage Securities Corp. II
Ser. 06-GG8, Class AJ, 5.622s, 2039	347,000	307,315
Ser. 05-GG4, Class B, 4.841s, 2039	970,000	860,390
Ser. 05-GG4, Class AJ, 4.782s, 2039	313,000	312,615

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 07-LD12, Class A2, 5.827s, 2051	368,158	375,522
FRB Ser. 04-CB9, Class B, 5.665s, 2041	800,000	819,360
Ser. 06-LDP6, Class AJ, 5.565s, 2043	497,000	455,607
Ser. 02-C3, Class D, 5.314s, 2035	351,000	351,000
FRB Ser. 02-C2, Class E, 5.256s, 2034	376,000	376,000
FRB Ser. 05-LDP3, Class D, 5.194s, 2042	555,000	504,356
Ser. 03-C1, Class D, 5.192s, 2037	3,147,000	3,217,808
FRB Ser. 04-CBX, Class B, 5.021s, 2037	210,000	207,028
FRB Ser. 05-LDP3, Class AJ, 4.997s, 2042 F	362,000	363,167
FRB Ser. 05-LDP2, Class C, 4.911s, 2042 F	250,000	235,100
Ser. 04-CB8, Class B, 4 1/2s, 2039	708,000	723,080
Ser. 07-LDPX, Class X, IO, 0.311s, 2049	14,486,486	158,989

Key Commercial Mortgage Ser. 07-SL1, Class A2, 5.513s, 2040	228,424	219,573

LB-UBS Commercial Mortgage Trust
Ser. 06-C3, Class A2, 5.532s, 2032	16,152	16,147
FRB Ser. 06-C6, Class C, 5.482s, 2039	377,000	319,454
Ser. 07-C2, Class XW, IO, 0.499s, 2040	2,625,419	49,032

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 03-C8, Class J, 5.584s, 2037	1,000,000	985,372
FRB Ser. 03-C8, Class K, 5.584s, 2037	1,441,000	1,403,534

Absolute Return 700 Fund 31

MORTGAGE-BACKED SECURITIES (15.8%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 5.805s, 2051 F	$328,000	$316,412
Ser. 06-C2, Class AJ, 5.802s, 2043	598,000	541,190
Ser. 05-CKI1, Class AJ, 5.261s, 2037	590,000	601,446

Merrill Lynch/Countrywide Commercial Mortgage Trust 144A
Ser. 06-4, Class XC, IO, 0.195s, 2049	54,463,412	680,793

Morgan Stanley Capital I
Ser. 06-HQ9, Class AJ, 5.793s, 2044	390,000	409,924
FRB Ser. 07-T27, Class AJ, 5.653s, 2042	818,000	808,010
06-HQ10 Ser. 06-HQ10, Class AJ, 5.389s, 2041	350,000	302,750

Morgan Stanley Capital I 144A Ser. 12-C4, Class XA, IO, 2.7s, 2045	3,968,765	590,671

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1, 6s, 2030	177,000	188,505

Salomon Brothers Mortgage Securities VII 144A FRB Ser. 99-C1,
Class J, 7s, 2032	1,700,000	1,734,247

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.996s, 2045	639,000	595,101
Ser. 04-C14, Class D, 5.269s, 2041	1,480,000	1,510,821
FRB Ser. 05-C16, Class D, 5.044s, 2041	1,220,000	1,240,740

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21,
Class E, 5.24s, 2044	569,000	526,902

		44,647,889
Residential mortgage-backed securities (non-agency) (5.7%)
Adjustable Rate Mortgage Trust FRB Ser. 06-2, 5.361s, 2036	3,090,000	2,394,750

American Home Mortgage Assets Ser. 07-5, Class XP, IO, PO,
2.861s, 2047	8,715,786	1,021,381

Banc of America Funding Corp.
FRB Ser. 06-G, Class 3A3, 5.817s, 2036	387,072	276,757
FRB Ser. 07-C, Class 07-C, 2.756s, 2036	3,039,709	2,583,753
FRB Ser. 06-G, Class 2A5, 0.491s, 2036	1,526,589	1,259,436

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15.103s, 2042	280,000	128,800
Ser. 12-RR10, Class 8A2, 4s, 2042	620,000	612,250
Ser. 12-RR10, Class 9A1, 2.665s, 2042 F	440,000	448,800
FRB Ser. 12-RR10, Class 9A2, 2.665s, 2042 F	280,000	196,000
Ser. 12-RR10, Class 4A2, 2.655s, 2036	420,000	315,000

Barclays Capital, LLC Trust 144A
Ser. 09-RR7, Class 1A7, IO, 1.781s, 2046	12,191,053	518,120
Ser. 09-RR7, Class 2A7, IO, 1.574s, 2047	28,952,834	1,242,077

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046	5,256,477	147,707
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036	3,670,769	53,593

Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR3, Class 1A2A, 5.589s, 2036	1,369,491	1,246,236
FRB Ser. 07-10, Class 22AA, 3.083s, 2037	2,132,011	1,545,708

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 12-8, Class 1A2, 2.663s, 2035	1,300,000	887,250
FRB Ser. 12-7, Class 12A2, 2.629s, 2036	3,847,314	2,741,211

Countrywide Alternative Loan Trust Ser. 07-19, Class 1A34, 6s, 2037	3,290,325	2,566,454

32 Absolute Return 700 Fund

MORTGAGE-BACKED SECURITIES (15.8%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Countrywide Home Loans
Ser. 06-9, Class A2, 6s, 2036	$1,384,544	$1,222,726
Ser. 07-3, Class A30, 5 3/4s, 2037	838,748	728,945
Ser. 05-24, Class A8, 5 1/2s, 2035	2,470,855	2,334,958

Greenpoint Mortgage Funding Trust Ser. 06-AR3, Class 4X, IO,
1s, 2036	3,900,520	158,361

Harborview Mortgage Loan Trust FRB Ser. 05-8, Class 1A2A,
0.542s, 2035	1,659,670	1,146,412

IndyMac Index Mortgage Loan Trust FRB Ser. 06-AR39, Class A1,
0.391s, 2037	4,075,752	2,649,239

JPMorgan Mortgage Trust FRB Ser. 07-A4, Class 2A1, 5.584s, 2037	838,854	713,026

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, IO, PO,
0.8s, 2047	2,672,444	80,173

Structured Asset Mortgage Investments, Inc. Ser. 06-AR8, Class X,
IO, 0.4s, 2036	11,508,351	187,586

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.224s, 2046	1,794,762	1,561,443
FRB Ser. 06-AR15, Class 1A, 0.994s, 2046	733,364	557,357
FRB Ser. 2004-AR13, Class A1B2, 0.74s, 2034	801,860	681,581
FRB Ser. 05-AR11, Class A1C3, 0.721s, 2045	1,653,241	1,157,269
FRB Ser. 05-AR11, Class A1C4, 0.651s, 2045	999,500	699,650
FRB Ser. 05-AR17, Class A1C4, 0.611s, 2045	3,182,518	1,591,259
FRB Ser. 05-AR15, Class A1A2, 0.491s, 2045	1,961,935	1,628,406

Wells Fargo Mortgage Backed Securities Trust
Ser. 07-8, Class 2A8, 6s, 2037	1,706,435	1,710,701
FRB Ser. 06-AR1, Class 2A5, 5.359s, 2036	1,250,000	1,225,000
FRB Ser. 06-AR10, Class 5A1, 2.614s, 2036	1,787,087	1,519,024
FRB Ser. 06-AR10, Class 5A3, 2.614s, 2036	1,435,987	1,231,359
FRB Ser. 06-AR13, Class A4, 2.613s, 2036	2,020,662	1,687,253

		44,657,011

Total mortgage-backed securities (cost $120,796,792)		$123,878,378

CORPORATE BONDS AND NOTES (13.6%)*	Principal amount	Value

Basic materials (1.0%)
Alcoa, Inc. sr. unsec. unsub. notes 5.55s, 2017	$196,000	$217,270

ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018 (France)	85,000	84,718

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018	650,000	650,000

BHP Billiton Finance USA, Ltd. company guaranty sr. unsec. unsub.
notes 5 1/2s, 2014 (Australia)	196,000	209,579

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016	1,000,000	1,061,250

Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s, 2015	325,000	361,707

E.I. du Pont de Nemours & Co. sr. unsec. unsub. notes 3 1/4s, 2015	263,000	279,281

FMG Resources August 2006 Pty, Ltd. 144A company guaranty
sr. unsec. notes 6 3/8s, 2016 (Australia)	1,250,000	1,250,000

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC
company guaranty sr. notes FRN 4.935s, 2014	750,000	701,250

Momentive Performance Materials, Inc. company guaranty sr. notes
12 1/2s, 2014	165,000	170,775

Absolute Return 700 Fund 33

CORPORATE BONDS AND NOTES (13.6%)* cont.	Principal amount		Value

Basic materials cont.
Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes
9s, 2019 (Australia)		$265,000	$363,839

SGL Carbon SE company guaranty sr. sub. notes FRN Ser. EMTN,
1.599s, 2015 (Germany)	EUR	150,000	190,851

Smurfit Kappa Acquisitions 144A company guaranty sr. notes
4 7/8s, 2018 (Ireland)		$1,000,000	1,002,500

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
6 3/4s, 2015		500,000	507,500

Vale Overseas, Ltd. company guaranty sr. unsec. unsub. notes
6 1/4s, 2017		230,000	266,954

Verso Paper Holdings, LLC/Verso Paper, Inc. 144A company
guaranty sr. notes 11 3/4s, 2019		300,000	195,000

			7,512,474
Capital goods (0.9%)
Altra Holdings, Inc. company guaranty sr. notes 8 1/8s, 2016		761,000	810,465

American Axle & Manufacturing, Inc. company guaranty sr. unsec.
notes 7 3/4s, 2019		1,750,000	1,898,750

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019		115,000	136,895

Boeing Co. (The) sr. unsec. unsub. notes 3 1/2s, 2015		148,000	158,113

Caterpillar Financial Services Corp. sr. unsec. notes 6 1/8s, 2014		359,000	384,725

Deere & Co. sr. unsec. notes 6.95s, 2014		148,000	162,019

General Cable Corp. company guaranty sr. unsec. unsub. notes
FRN 2.735s, 2015		125,000	119,688

Kratos Defense & Security Solutions, Inc. company guaranty
sr. notes 10s, 2017		445,000	480,600

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016		1,155,000	1,065,488

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s,
2019 (France)		1,250,000	1,290,997

United Technologies Corp. sr. unsec. unsub. notes 4 7/8s, 2015		263,000	291,563

			6,799,303
Communication services (2.3%)
America Movil SAB de CV company guaranty unsec. unsub.
notes 5 1/2s, 2014 (Mexico)		196,000	208,130

AT&T, Inc. sr. unsec. unsub. notes 2 1/2s, 2015		1,501,000	1,581,143

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 7 7/8s, 2018		270,000	291,600

Cellco Partnership/Verizon Wireless Capital, LLC sr. unsec.
unsub. notes 5.55s, 2014		263,000	278,754

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A
company guaranty sr. notes 12s, 2015		750,000	798,750

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A
company guaranty sr. notes 12s, 2015		400,000	424,000

Comcast Corp. company guaranty sr. unsec. unsub. bonds
6 1/2s, 2017		655,000	799,133

Cricket Communications, Inc. company guaranty sr. unsub. notes
7 3/4s, 2016		963,000	1,018,373

Deutsche Telekom International Finance BV company guaranty
sr. unsec. unsub. notes 5 3/4s, 2016 (Netherlands)		263,000	301,000

DISH DBS Corp. company guaranty 7 1/8s, 2016		255,000	284,963

DISH DBS Corp. company guaranty 7s, 2013		220,000	230,175

34 Absolute Return 700 Fund

CORPORATE BONDS AND NOTES (13.6%)* cont.	Principal amount		Value

Communication services cont.
Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017		$1,000,000	$1,152,500

Inmarsat Finance PLC 144A company
guaranty sr. notes 7 3/8s, 2017 (United Kingdom)		130,000	140,075

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes
9 3/8s, 2019		1,250,000	1,393,750

Nextel Communications, Inc. company guaranty sr. unsec. unsub.
notes 5.95s, 2014		805,000	806,006

NII Capital Corp. company guaranty sr. unsec. unsub. notes
10s, 2016		837,000	830,723

PAETEC Holding Corp. company guaranty sr. notes 8 7/8s, 2017		725,000	781,188

Qwest Corp. sr. unsec. unsub. notes 6 1/2s, 2017		290,000	340,298

Sprint Nextel Corp. sr. unsec. notes 6s, 2016		620,000	666,500

Telecom Italia Capital SA company guaranty 5 1/4s, 2015 (Italy)		297,000	314,449

Telefonica Emisones SAU company guaranty 6.421s, 2016 (Spain)		140,000	152,114

Telefonica Emisones SAU company guaranty sr. unsec. notes
4.949s, 2015 (Spain)		185,000	192,863

Telenet Finance V Luxembourg SCA 144A bonds 6 1/4s, 2022
(Luxembourg)		165,000	218,677

Telenet Finance V Luxembourg SCA 144A bonds 6 3/4s, 2024
(Luxembourg)	EUR	115,000	152,784

Time Warner Cable, Inc. company guaranty sr. unsec. notes
5.85s, 2017		$555,000	664,094

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
144A company guaranty sr. notes 7 1/2s, 2019 (Germany)		560,000	613,542

Verizon Communications, Inc. sr. unsec. notes 5.55s, 2016		846,000	973,806

Vodafone Group PLC sr. unsec. unsub. notes 5 5/8s, 2017
(United Kingdom)		297,000	352,808

Wind Acquisition Finance SA company guaranty sr. notes
Ser. REGS, 7 3/8s, 2018 (Luxembourg)	EUR	235,000	293,681

Wind Acquisition Finance SA 144A company guaranty sr. notes
7 1/4s, 2018 (Luxembourg)		$420,000	409,500

Windstream Corp. company guaranty sr. unsec. unsub. notes
7 7/8s, 2017		1,000,000	1,113,750

			17,779,129
Consumer cyclicals (1.3%)
Affinion Group, Inc. company guaranty sr. unsec. sub. notes
11 1/2s, 2015		1,000,000	822,500

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017		1,445,000	1,564,213

Daimler Finance North America, LLC company guaranty
6 1/2s, 2013		163,000	172,678

FelCor Lodging LP company guaranty sr. notes 10s, 2014 R		657,000	753,908

HD Supply, Inc. 144A company guaranty sr. notes 8 1/8s, 2019		1,000,000	1,105,000

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016		163,000	187,735

Interpublic Group of Companies, Inc. (The) sr. unsec. notes
6 1/4s, 2014		234,000	252,720

Jarden Corp. company guaranty sr. unsec. notes 8s, 2016		135,000	144,281

Lamar Media Corp. company guaranty sr. notes 9 3/4s, 2014		200,000	222,000

MGM Resorts International sr. notes 10 3/8s, 2014		190,000	213,513

News America, Inc. sr. unsec. notes company guaranty 4 1/2s, 2021		263,000	300,496

Owens Corning company guaranty sr. unsec. notes 9s, 2019		275,000	350,625

Absolute Return 700 Fund 35

CORPORATE BONDS AND NOTES (13.6%)* cont.	Principal amount		Value

Consumer cyclicals cont.
QVC, Inc. 144A sr. notes 7 1/8s, 2017		$570,000	$602,008

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020		200,000	224,500

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016		500,000	511,250

Schaeffler Finance BV 144A company guaranty sr. notes 7 3/4s,
2017 (Germany)		395,000	436,475

Target Corp. sr. unsec. notes 5 3/8s, 2017		263,000	312,938

Time Warner, Inc. company guaranty sr. unsec. notes
5 7/8s, 2016		426,000	504,169

Travelport, LLC company guaranty sr. unsec. unsub. notes
9 7/8s, 2014		580,000	448,050

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 3.2s, 2014		622,000	648,354

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		162,000	171,720

			9,949,133
Consumer staples (0.8%)
Altria Group, Inc. company guaranty sr. unsec. notes
4 1/8s, 2015		387,000	423,989

Anheuser-Busch InBev Worldwide, Inc. company guaranty
sr. unsec. unsub. notes 4 1/8s, 2015		359,000	386,626

Coca-Cola Co. (The) sr. unsec. notes 1.8s, 2016		163,000	169,029

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 7 1/4s, 2016		590,000	681,450

Corrections Corporation of America company guaranty sr. notes
7 3/4s, 2017		320,000	341,200

CVS Corp. sr. unsec. notes 5 3/4s, 2017		230,000	276,934

Diageo Capital PLC company guaranty sr. unsec. unsub. notes
5 3/4s, 2017 (United Kingdom)		196,000	238,714

Dole Food Co. 144A sr. notes 8s, 2016		200,000	208,750

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015
(Netherlands)	EUR	750,000	1,051,971

Kraft Foods, Inc. sr. unsec. unsub. notes 4 1/8s, 2016		$622,000	686,326

Kroger Co. company guaranty sr. unsec. unsub. notes 6.4s, 2017		163,000	198,049

PepsiCo, Inc. sr. unsec. unsub. notes 3.1s, 2015		459,000	483,976

Philip Morris International, Inc. sr. unsec. unsub. notes 5.65s, 2018		196,000	240,592

Procter & Gamble Co. (The) sr. unsec. notes 3 1/2s, 2015		263,000	280,227

Revlon Consumer Products Corp. company guaranty notes
9 3/4s, 2015		300,000	316,125

			5,983,958
Energy (1.3%)
Anadarko Petroleum Corp. sr. notes 5.95s, 2016		170,000	198,276

BP Capital Markets PLC company guaranty sr. unsec. notes
3 7/8s, 2015 (United Kingdom)		148,000	158,955

BP Capital Markets PLC company guaranty sr. unsec. unsub.
notes 4 1/2s, 2020 (United Kingdom)		115,000	135,042

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes
8 5/8s, 2018		1,000,000	1,077,500

Chesapeake Energy Corp. company guaranty sr. unsec. notes
9 1/2s, 2015		500,000	560,000

Comstock Resources, Inc. company guaranty sr. unsub. notes
8 3/8s, 2017		685,000	717,538

ConocoPhillips company guaranty sr. unsec. notes 4.6s, 2015		521,000	566,600

36 Absolute Return 700 Fund

CORPORATE BONDS AND NOTES (13.6%)* cont.	Principal amount	Value

Energy cont.
EnCana Holdings Finance Corp. company guaranty sr. unsec.
unsub. notes 5.8s, 2014 (Canada)	$230,000	$246,364

Forest Oil Corp. company guaranty sr. unsec. notes 8 1/2s, 2014	518,000	558,145

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014
(Russia)	500,000	555,800

Hercules Offshore, Inc. 144A company guaranty sr. notes
7 1/8s, 2017	110,000	113,300

Linn Energy LLC/Linn Energy Finance Corp. company guaranty
sr. unsec. notes 6 1/2s, 2019	1,250,000	1,259,375

Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s, 2018	175,000	184,188

Offshore Group Investment, Ltd. company guaranty sr. notes
11 1/2s, 2015 (Cayman Islands)	748,000	821,865

Peabody Energy Corp. company guaranty sr. unsec. notes
7 3/8s, 2016	265,000	303,425

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)	1,805,000	1,669,300

Quicksilver Resources, Inc. company guaranty sr. unsec. notes
8 1/4s, 2015	500,000	486,250

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	280,000	288,400

Shell International Finance BV company guaranty sr. unsec. notes
3.1s, 2015 (Netherlands)	459,000	489,677

XTO Energy, Inc. sr. unsec. unsub. notes 6 1/4s, 2017	196,000	244,382

		10,634,382
Financials (3.4%)
Allstate Corp. (The) sr. unsec. unsub. notes 5s, 2014	196,000	210,808

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017	1,000,000	1,098,244

American Express Credit Corp. sr. unsec. unsub. notes
5 1/8s, 2014	588,000	634,762

American International Group, Inc. sr. unsec. notes Ser. MTN,
5.45s, 2017	325,000	372,098

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017	2,085,000	2,415,037

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes
1.969s, 2017	265,000	274,146

Barclays Bank PLC sr. unsec. unsub. notes 5.2s, 2014
(United Kingdom)	359,000	383,842

BB&T Corp. unsec. sub. notes 5.2s, 2015	196,000	219,585

Berkshire Hathaway, Inc. sr. unsec. unsub. notes 3.2s, 2015	717,000	758,402

Capital One Financial Corp. sr. unsec. unsub. notes 6 3/4s, 2017	263,000	323,672

CB Richard Ellis Services, Inc. company guaranty sr. unsec. sub.
notes 11 5/8s, 2017	650,000	723,125

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018	900,000	956,250

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018	218,000	260,487

Credit Suisse Guernsey sr. unsec. notes 5 1/2s, 2014	818,000	872,202

Deutsche Bank AG sr. unsec. notes 6s, 2017 (United Kingdom)	359,000	431,370

E*Trade Financial Corp. sr. notes 6 3/4s, 2016	480,000	510,000

General Electric Capital Corp. sr. unsec. unsub. notes 6s, 2019	2,050,000	2,511,065

Goldman Sachs Group, Inc. (The) sr. unsec. notes 6 1/4s, 2017	1,597,000	1,876,531

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs.
FRB 8 1/8s, 2038	645,000	752,231

HBOS Capital Funding LP 144A bank guaranty jr. unsec. sub.
FRB 6.071s, Perpetual maturity (Jersey)	300,000	245,250

Absolute Return 700 Fund 37

CORPORATE BONDS AND NOTES (13.6%)* cont.	Principal amount		Value

Financials cont.
HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021		$435,000	$514,751

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
company guaranty sr. unsec. notes 8s, 2018		750,000	806,250

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
company guaranty sr. unsec. notes 7 3/4s, 2016		700,000	731,500

Jefferies Group, Inc. sr. unsec. notes 3 7/8s, 2015		1,500,000	1,522,500

JPMorgan Chase & Co. sr. unsec. unsub. notes 3.7s, 2015		1,759,000	1,862,455

MetLife, Inc. sr. unsec. 6 3/4s, 2016		263,000	314,245

PNC Funding Corp. bank guaranty sr. unsec. notes 3 5/8s, 2015		167,000	178,197

Prudential Financial, Inc. sr. disc. unsec. unsub. notes Ser. MTN,
4 3/4s, 2015		325,000	359,061

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022 R		230,000	246,191

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018		230,000	273,339

UBS AG/Stamford CT sr. unsec. notes Ser. DPNT, 3 7/8s, 2015		250,000	265,166

US Bancorp sr. unsec. unsub. notes 2.45s, 2015		263,000	275,171

Vnesheconombank Via VEB Finance PLC 144A bank guaranty,
sr. unsec. unsub. bonds 6.8s, 2025 (Russia)		250,000	295,940

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)		500,000	532,615

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s,
2018 (Russia)		1,500,000	1,618,290

Wells Fargo & Co. sr. unsec. unsub. notes 5 5/8s, 2017		1,334,000	1,597,017

Westpac Banking Corp. sr. unsec. unsub. notes 3s, 2015 (Australia)		230,000	242,689

			27,464,484
Health care (1.0%)
Abbott Laboratories sr. unsec. notes 5 7/8s, 2016		297,000	348,589

Amgen, Inc. sr. unsec. notes 5.85s, 2017		196,000	236,283

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)		196,000	240,254

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021		175,000	195,844

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017
(Luxembourg)	EUR	445,000	615,835

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s,
2018 (Luxembourg)		$500,000	542,500

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015		525,000	602,438

GlaxoSmith Kline Capital, Inc. company guaranty sr. unsec.
unsub. notes 4 3/8s, 2014		263,000	277,825

HCA, Inc. company guaranty sr. notes 8 1/2s, 2019		50,000	56,188

HCA, Inc. sr. notes 6 1/2s, 2020		610,000	672,525

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017		1,390,000	1,449,075

Merck & Co., Inc. sr. unsec. notes 4s, 2015		297,000	323,699

Novartis Capital Corp. company guaranty sr. unsec. notes
2.9s, 2015		263,000	278,096

Pfizer, Inc. sr. unsec. notes 5.35s, 2015		622,000	691,160

Service Corporation International sr. notes 7s, 2017		185,000	211,825

Service Corporation International sr. unsec. notes 7 3/8s, 2014		195,000	213,525

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		665,000	718,200

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019		80,000	89,400

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018		$196,000	$240,310

WellPoint, Inc. unsec. unsub. notes 5 1/4s, 2016		93,000	104,130

			8,107,701

38 Absolute Return 700 Fund

CORPORATE BONDS AND NOTES (13.6%)* cont.	Principal amount	Value

Technology (0.7%)
Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015 ‡‡	$740,000	$727,050

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	330,000	321,750

Cisco Systems, Inc. sr. unsec. unsub. notes 5 1/2s, 2016	297,000	343,753

First Data Corp. company guaranty sr. unsec. notes 10.55s, 2015	500,000	512,500

Freescale Semiconductor, Inc. 144A company guaranty sr. notes
9 1/4s, 2018	1,000,000	1,070,000

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014	263,000	278,555

IBM Corp. sr. unsec. notes 5.7s, 2017	392,000	477,799

Oracle Corp. sr. unsec. notes 5 1/4s, 2016	359,000	410,324

SunGard Data Systems, Inc. company guaranty sr. unsec. sub.
notes 10 1/4s, 2015	1,085,000	1,109,955

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015	230,000	243,931

		5,495,617
Transportation (—%)
United Parcel Service, Inc. sr. unsec. unsub. notes 3 7/8s, 2014	196,000	205,749

		205,749
Utilities and power (0.9%)
AES Corp. (The) sr. unsec. unsub. notes 9 3/4s, 2016	150,000	179,438

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	1,000,000	1,143,750

Appalachian Power Co. sr. unsec. unsub. notes 7s, 2038	111,000	157,174

Calpine Corp. 144A sr. notes 7 1/4s, 2017	315,000	333,900

Carolina Power & Light Co. 1st mtge. bonds 5.3s, 2019	160,000	195,452

Consolidated Edison Co. of New York sr. unsec. notes
7 1/8s, 2018	93,000	121,582

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A,
6s, 2017	510,000	619,813

Duke Energy Corp. sr. unsec. unsub. notes 6.3s, 2014	510,000	545,590

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	1,000,000	502,500

El Paso Corp. sr. unsec. notes 7s, 2017	465,000	531,279

El Paso, LLC sr. unsec. notes Ser. GMTN, 7 3/8s, 2012	26,000	26,160

Enterprise Products Operating, LLC company guaranty sr. unsec.
unsub. bonds Ser. L, 6.3s, 2017	230,000	281,989

Exelon Corp. sr. unsec. notes 4.9s, 2015	488,000	536,527

FirstEnergy Corp. sr. unsec. unsub. notes Ser. C, 7 3/8s, 2031	130,000	175,735

FPL Group Capital, Inc. company guaranty sr. unsec. notes
7 7/8s, 2015	163,000	196,236

Kinder Morgan Energy Partners LP notes 6s, 2017	263,000	311,244

National Rural Utilities Cooperative Finance Corp. sr. bonds
10 3/8s, 2018	134,000	199,296

Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018	185,000	254,879

Pacific Gas & Electric Co. sr. unsec. bonds 4.8s, 2014	130,000	137,071

Southern Power Co. sr. unsec. notes Ser. D, 4 7/8s, 2015	196,000	215,698

Texas-New Mexico Power Co. 144A 1st mtge. bonds 9 1/2s, 2019	125,000	169,276

TransCanada Pipelines, Ltd. sr. unsec. unsub. notes 6 1/2s,
2018 (Canada)	230,000	287,126

		7,121,715

Total corporate bonds and notes (cost $103,445,889)		$107,053,645

Absolute Return 700 Fund 39

SENIOR LOANS (6.4%)* [c]	Principal amount		Value

Basic materials (0.4%)
INEOS Group Holdings, Ltd. bank term loan FRN Ser. B, 6 1/2s,
2018 (United Kingdom)		$746,250	$755,883

Momentive Performance Materials, Inc. bank term loan FRN
Ser. B3, 3 3/4s, 2015		746,250	742,519

Novelis, Inc./GA bank term loan FRN Class B, 4s, 2017		280,013	279,371

Styron Corp. bank term loan FRN 8s, 2017		326,581	311,170

Tube City IMS Corp. bank term loan FRN Ser. B, 5 3/4s, 2019		661,675	668,292

			2,757,235
Capital goods (0.3%)
Generac Power Systems, Inc. bank term loan FRN Class B,
6 1/4s, 2018		997,500	1,017,450

Husky Injection Molding Systems, Ltd. bank term loan FRN
Class B, 5 3/4s, 2018 (Canada)		464,368	470,027

Kloeckner Pentaplast GmbH & Co. KG bank term loan FRN
Ser. B, 6 3/4s, 2016 (Germany)		374,063	377,336

SRAM Corp. bank term loan FRN 8 1/2s, 2018		595,000	603,925

SRAM Corp. bank term loan FRN 4.793s, 2018		168,939	170,206

			2,638,944
Communication services (0.4%)
Asurion Corp. bank term loan FRN Ser. B, 5 1/2s, 2018		1,263,926	1,270,878

MetroPCS Wireless, Inc. bank term loan FRN Ser. B3, 4s, 2018		491,263	491,365

Wide Open West Finance, LLC bank term loan FRN 6 1/4s, 2018		798,000	804,076

Zayo Group, LLC bank term loan FRN Class B, 5 1/4s, 2019		997,500	1,002,488

			3,568,807
Consumer cyclicals (2.1%)
Burlington Coat Factory Warehouse Corp. bank term loan FRN
Ser. B1, 5 1/2s, 2017		1,175,625	1,183,603

Caesars Entertainment Operating Co., Inc. bank term loan
FRN Ser. B6, 5.461s, 2018		1,600,000	1,435,110

Cenveo, Inc. bank term loan FRN Ser. B, 6 5/8s, 2016		651,631	652,717

Clear Channel Communications, Inc. bank term loan FRN
Ser. B, 3.866s, 2016		1,131,906	933,999

Compucom Systems, Inc. bank term loan FRN 10 1/4s, 2019		1,000,000	985,000

David’s Bridal, Inc. bank term loan FRN Class B, 5s, 2019		725,000	723,188

Gateway Casinos & Entertainment, Inc. bank term loan FRN
Ser. B1, 6s, 2016	CAD	1,673,437	1,665,058

Goodman Global, Inc. bank term loan FRN 9s, 2017		$356,364	358,680

Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016		173,708	173,756

Interactive Data Corp. bank term loan FRN 4 1/2s, 2018		685,009	688,256

J. Crew Group, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018		985,000	985,000

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018		580,141	578,836

Lord & Taylor, LLC bank term loan FRN 5 3/4s, 2018		275,405	276,610

Motor City Casino bank term loan FRN 6s, 2017		900,447	905,512

Neiman Marcus Group, Inc. (The) bank term loan FRN
4 3/4s, 2018		1,280,000	1,281,746

Nortek, Inc. bank term loan FRN Class B, 5 1/4s, 2017		83,634	83,773

Realogy Corp. bank term loan FRN Ser. B, 4.464s, 2016		349,587	348,422

Roofing Supply Group, LLC bank term loan FRN Class B,
5.54s, 2019		1,000,000	1,000,000

Serta Simmons Holings, LLC bank term loan FRN 5s, 2019		735,000	734,081

40 Absolute Return 700 Fund

SENIOR LOANS (6.4%)* [c] cont.	Principal amount	Value

Consumer cyclicals cont.
Spectrum Brands Holdings, Inc. bank term loan FRN 5.02s, 2016	$544,376	$544,764

Travelport, LLC bank term loan FRN Ser. B, 4.855s, 2015	760,442	723,507

Travelport, LLC bank term loan FRN Ser. S, 4.862s, 2015	239,558	227,922

		16,489,540
Consumer staples (0.5%)
Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018	460,204	458,824

Landry’s, Inc. bank term loan FRN Ser. B, 6 1/2s, 2017	1,194,000	1,204,696

Revlon Consumer Products Corp. bank term loan FRN
4 3/4s, 2017	1,481,250	1,481,945

Rite Aid Corp. bank term loan FRN 4 1/2s, 2018	967,008	962,172

		4,107,637
Energy (0.3%)
Chesapeake Energy Corp. bank term loan FRN 8 1/2s, 2017	563,940	564,645

Frac Tech International, LLC bank term loan FRN Ser. B,
8 1/2s, 2016	411,115	368,976

Vantage Drilling Co. bank term loan FRN Class B, 6 1/4s, 2017	1,335,000	1,289,944

		2,223,565
Financials (0.7%)
CNO Financial Group, Inc. bank term loan FRN Class B2, 5s, 2018	1,250,000	1,256,250

iStar Finanacial, Inc. bank term loan FRN 5 3/4s, 2017	1,220,000	1,216,950

Nuveen Investments, Inc. bank term loan FRN 8 1/4s, 2019	1,125,000	1,133,438

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.899s, 2017	587,336	586,234

Nuveen Investments, Inc. bank term loan FRN Ser. B, 5.899s, 2017	502,664	502,350

Springleaf Financial bank term loan FRN Ser. B, 5 1/2s, 2017	825,000	811,594

		5,506,816
Health care (1.2%)
Ardent Health Services bank term loan FRN Ser. B, 6 1/2s, 2015	996,045	996,045

Health Management Associates, Inc. bank term loan FRN Ser. B,
4 1/2s, 2018	1,116,563	1,124,466

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018	1,060,184	1,061,952

Kinetic Concepts, Inc. bank term loan FRN Ser. B, 7s, 2018	1,191,000	1,204,399

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017	820,273	821,981

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 5s, 2019	375,000	374,063

Pharmaceutical Product Development, Inc. bank term loan FRN
Ser. B, 6 1/4s, 2018	714,600	722,639

Quintiles Transnational Corp. bank term loan FRN Ser. B, 5s, 2018	987,500	991,697

Valeant Pharmaceuticals International, Inc. bank term loan FRN
Class C, 4 1/4s, 2019 (Canada)	950,000	952,850

Valeant Pharmaceuticals International, Inc. bank term loan FRN
Class D, 4 1/4s, 2019 (Canada)	950,000	952,613

		9,202,705
Technology (0.3%)
First Data Corp. bank term loan FRN 4.211s, 2018	1,500,000	1,432,734

Lawson Software bank term loan FRN Class B2, 5 1/4s, 2018	685,775	692,204

		2,124,938
Utilities and power (0.2%)
EP Energy/EP Energy Finance, Inc. bank term loan FRN 5s, 2018	1,000,000	1,005,625

Texas Competitive Electric Holdings Co., LLC bank term loan FRN
4.749s, 2017	1,093,159	705,087

		1,710,712

Total senior loans (cost $50,345,476)		$50,330,899

Absolute Return 700 Fund 41

COMMODITY LINKED NOTES (4.8%)*	Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A,
1-month LIBOR less 0.16%, 2013 (Indexed to the DB Custom
Commodity Index: 75% S&P GSCI Gold Index TR and 25%
S&P GSCI Light Energy Index TR multiplied by 3)
(United Kingdom)	$4,909,000	$6,127,414

Deutsche Bank AG/London 144A sr. unsec. notes Ser. 00DL,
1-month LIBOR less 0.16%, 2013 (Indexed to the DB
Commodity Booster OYE Benchmark Light Energy TR Index
multiplied by 3) (United Kingdom)	2,825,000	2,586,288

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A,
1-month LIBOR less 0.16%, 2013 (Indexed to the S&P GSCI TR
Index multiplied by 3) (United Kingdom)	2,712,000	2,290,284

UBS AG/London 144A notes 1-month LIBOR less 0.10%, 2013
(Indexed to the UBS Custom Commodity Index: 75% S&P GSCI
Gold Index TR and 25% S&P GSCI Light Energy Index TR
multiplied by 3) (Jersey)	4,909,000	6,130,363

UBS AG/London 144A sr. notes, 1-month LIBOR less 0.10%,
2013 (Indexed to the S&P GSCI TR Index multiplied by 3) (Jersey)	2,712,000	2,298,026

UBS AG/London 144A notes 1-month LIBOR less 0.10%, 2013
(Indexed to the UBSIF3AT Index multiplied by 3) (Jersey)	18,058,000	18,138,896

Total commodity linked notes (cost $36,125,000)		$37,571,271

INVESTMENT COMPANIES (1.2%)*	Shares	Value

PowerShares DB Gold Fund †	159,300	$9,425,781

Total investment companies (cost $8,844,336)		$9,425,781

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (1.0%)*	Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017	$725,000	$529,250

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013	1,305,000	1,213,650

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015	3,710,000	3,070,025

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021	220,000	249,352

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017	775,000	853,149

Ukraine (Government of) Financing of Infrastructural Projects State
Enterprise 144A govt. guaranty notes 8 3/8s, 2017	150,000	142,500

Ukraine (Government of) 144A sr. unsec. notes 7.95s, 2021	230,000	242,450

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013	1,700,000	1,711,050

Total foreign government and agency bonds and notes (cost $8,700,883)		$8,011,426

PURCHASED SWAP OPTIONS OUTSTANDING (0.3%)*

Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Credit Suisse International

(2.25)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/2.25	$55,447,000	$334,789

Deutsche Bank AG

(2.25)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/2.25	55,447,000	334,789

2.27/3 month USD-LIBOR-BBA/Dec-22	Dec-12/2.27	5,413,000	263,288

2.13375/3 month USD-LIBOR-BBA/Dec-22	Dec-12/2.13375	1,792,000	66,143

42 Absolute Return 700 Fund

PURCHASED SWAP OPTIONS OUTSTANDING (0.3%)* cont.

Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Goldman Sachs International

(2.25)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/2.25	$55,447,000	$334,789

1.8625/3 month USD-LIBOR-BBA/Jan-23	Jan-13/1.8625	4,286,000	73,076

1.855/3 month USD-LIBOR-BBA/Dec-22	Dec-12/1.855	4,286,000	69,262

2.325/3 month USD-LIBOR-BBA/Dec-22	Dec-12/2.325	2,246,000	120,318

(2.325)/3 month USD-LIBOR-BBA/Dec-22	Dec-12/2.325	2,246,000	2,156

2.3675/3 month USD-LIBOR-BBA/Dec-22	Dec-12/2.3675	5,413,000	310,706

2.8825/3 month USD-LIBOR-BBA/Dec-42	Dec-12/2.8825	3,313,000	219,221

(2.8825)/3 month USD-LIBOR-BBA/Dec-42	Dec-12/2.8825	3,313,000	21,866

1.845/3 month USD-LIBOR-BBA/Dec-22	Dec-12/1.845	4,286,000	62,490

1.835/3 month USD-LIBOR-BBA/Nov-22	Nov-12/1.835	4,286,000	53,404

Total purchased swap options outstanding (cost $3,182,541)			$2,266,297

PURCHASED EQUITY OPTIONS OUTSTANDING (0.4%)*

	Expiration	Contract
	date/strike	amount	Value

SPDR S&P 500 ETF Trust (Put)	Oct-13/$123.00	$169,261	$950,126

SPDR S&P 500 ETF Trust (Put)	Sep-13/$125.00	178,845	1,005,574

SPDR S&P 500 ETF Trust (Put)	Aug-13/$115.00	99,419	306,595

SPDR S&P 500 ETF Trust (Put)	Jul-13/$115.00	121,567	326,733

SPDR S&P 500 ETF Trust (Put)	Jun-13/$110.00	144,323	265,807

SPDR S&P 500 ETF Trust (Put)	May-13/$108.00	129,078	160,277

SPDR S&P 500 ETF Trust (Put)	Apr-13/$117.00	141,593	237,429

SPDR S&P 500 ETF Trust (Put)	Mar-13/$116.00	116,203	131,924

SPDR S&P 500 ETF Trust (Put)	Feb-13/$115.00	117,974	82,714

SPDR S&P 500 ETF Trust (Put)	Jan-13/$110.00	83,466	23,159

SPDR S&P 500 ETF Trust (Put)	Dec-12/$102.00	137,607	6,923

SPDR S&P 500 ETF Trust (Put)	Nov-12/$99.00	105,301	1

Total purchased equity options outstanding (cost $8,596,062)			$3,497,262

SHORT-TERM INVESTMENTS (28.0%)*	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.16% L	75,245,392	$75,245,392

SSgA Prime Money Market Fund 0.12% P	7,422,186	7,422,186

U.S. Treasury Bills with effective yields ranging from
0.155% to 0.180%, August 22, 2013 # ##	$26,500,000	26,464,331

U.S. Treasury Bills with effective yields ranging from
0.152% to 0.178%, July 25, 2013 #	20,000,000	19,976,020

U.S. Treasury Bills with an effective yield of 0.161%,
June 27, 2013	16,500,000	16,482,840

U.S. Treasury Bills with an effective yield of 0.167%,
May 30, 2013	5,000,000	4,995,410

U.S. Treasury Bills with an effective yield of 0.168%,
May 2, 2013 #	7,250,000	7,244,323

U.S. Treasury Bills with effective yields ranging from
0.136% to 0.163%, April 4, 2013 #	15,000,000	14,991,345

Absolute Return 700 Fund 43

SHORT-TERM INVESTMENTS (28.0%)* cont.	Principal amount	Value

U.S. Treasury Bills with an effective yield of 0.144%,
February 7, 2013 #	$7,250,000	$7,247,782

U.S. Treasury Bills with an effective yield of 0.106%,
December 13, 2012 # ##	10,000,000	9,998,763

U.S. Treasury Bills with an effective yield of 0.100%,
November 15, 2012 #	30,000,000	29,998,827

Total short-term investments (cost $220,061,834)		$220,067,219

TOTAL INVESTMENTS

Total investments (cost $943,288,096)		$983,784,547

Key to holding’s currency abbreviations

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound

Key to holding’s abbreviations

EMTN	Euro Medium Term Notes
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2011 through October 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $784,720,210. † Non-income-producing security.

‡ Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $428,610 or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

## This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

44 Absolute Return 700 Fund

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

E Extended settlement date on premium.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs.

L Affiliated company (Note 6). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

i Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $661,043,851 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 10/31/12 (aggregate face value $174,570,566)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	British Pound	Buy	11/21/12	$100,530	$100,593	$(63)

Barclays Bank PLC

	Australian Dollar	Buy	11/21/12	3,611,447	3,593,573	17,874

	Brazilian Real	Buy	11/21/12	704,426	701,517	2,909

	British Pound	Sell	11/21/12	2,322,842	2,308,121	(14,721)

	Canadian Dollar	Sell	11/21/12	3,455,237	3,503,582	48,345

	Chilean Peso	Buy	11/21/12	130,997	131,119	(122)

	Chilean Peso	Sell	11/21/12	130,997	132,689	1,692

	Euro	Buy	11/21/12	2,420,830	2,428,584	(7,754)

	Indonesian Rupiah	Sell	11/21/12	350,342	348,471	(1,871)

	Japanese Yen	Sell	11/21/12	2,392,223	2,418,143	25,920

	Mexican Peso	Buy	11/21/12	813,727	831,065	(17,338)

	New Zealand Dollar	Sell	11/21/12	333,984	335,461	1,477

	Norwegian Krone	Buy	11/21/12	894,135	895,335	(1,200)

	Polish Zloty	Buy	11/21/12	1,031,219	1,042,402	(11,183)

	Singapore Dollar	Sell	11/21/12	825,447	818,605	(6,842)

	South African Rand	Buy	11/21/12	177,368	175,853	1,515

	South African Rand	Sell	11/21/12	177,368	177,678	310

	Swedish Krona	Buy	11/21/12	1,374,048	1,380,629	(6,581)

Absolute Return 700 Fund 45

FORWARD CURRENCY CONTRACTS at 10/31/12 (aggregate face value $174,570,566) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC cont.

	Swedish Krona	Sell	11/21/12	$1,374,048	$1,362,151	$(11,897)

	Taiwan Dollar	Buy	11/21/12	425,398	427,890	(2,492)

	Thai Baht	Buy	11/21/12	576,885	575,617	1,268

	Turkish Lira	Buy	11/21/12	1,790,879	1,786,468	4,411

Citibank, N.A.

	Australian Dollar	Buy	11/21/12	2,210,214	2,205,968	4,246

	Brazilian Real	Buy	11/21/12	704,328	701,487	2,841

	British Pound	Sell	11/21/12	3,440,291	3,432,802	(7,489)

	Canadian Dollar	Sell	11/21/12	1,158,685	1,178,057	19,372

	Euro	Buy	11/21/12	3,518,332	3,510,359	7,973

	South Korean Won	Buy	11/21/12	434,650	425,994	8,656

	Taiwan Dollar	Buy	11/21/12	1,065,933	1,067,661	(1,728)

	Taiwan Dollar	Sell	11/21/12	1,065,933	1,063,677	(2,256)

	Turkish Lira	Buy	11/21/12	333,415	349,545	(16,130)

Credit Suisse AG

	Australian Dollar	Buy	11/21/12	3,752,825	3,731,630	21,195

	Brazilian Real	Buy	11/21/12	704,426	701,517	2,909

	British Pound	Sell	11/21/12	2,227,959	2,220,448	(7,511)

	Canadian Dollar	Sell	11/21/12	3,477,356	3,518,731	41,375

	Chilean Peso	Buy	11/21/12	168,416	168,486	(70)

	Chilean Peso	Sell	11/21/12	168,416	170,359	1,943

	Euro	Buy	11/21/12	2,826,722	2,837,986	(11,264)

	Indonesian Rupiah	Sell	11/21/12	350,342	348,471	(1,871)

	Japanese Yen	Sell	11/21/12	1,271,871	1,301,458	29,587

	Mexican Peso	Buy	11/21/12	351,466	357,958	(6,492)

	New Zealand Dollar	Sell	11/21/12	291,928	293,994	2,066

	Norwegian Krone	Buy	11/21/12	1,074,620	1,077,307	(2,687)

	Philippines Peso	Buy	11/21/12	969,010	959,762	9,248

	Polish Zloty	Buy	11/21/12	280,790	282,071	(1,281)

	Singapore Dollar	Sell	11/21/12	551,063	546,435	(4,628)

	South African Rand	Buy	11/21/12	203,512	202,054	1,458

	South African Rand	Sell	11/21/12	203,512	210,322	6,810

	Swedish Krona	Buy	11/21/12	1,873,882	1,884,930	(11,048)

	Swedish Krona	Sell	11/21/12	1,873,882	1,854,734	(19,148)

	Taiwan Dollar	Buy	11/21/12	704,531	706,200	(1,669)

	Taiwan Dollar	Sell	11/21/12	704,531	703,967	(564)

	Turkish Lira	Buy	11/21/12	1,480,167	1,471,917	8,250

Deutsche Bank AG

	Australian Dollar	Buy	11/21/12	1,039,083	1,036,284	2,799

	Brazilian Real	Buy	11/21/12	704,426	701,105	3,321

	British Pound	Sell	11/21/12	2,373,026	2,374,090	1,064

	Canadian Dollar	Sell	11/21/12	2,298,654	2,336,790	38,136

	Euro	Buy	11/21/12	1,161,412	1,164,562	(3,150)

46 Absolute Return 700 Fund

FORWARD CURRENCY CONTRACTS at 10/31/12 (aggregate face value $174,570,566) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Deutsche Bank AG cont.

	Euro	Sell	11/21/12	$1,161,412	$1,161,104	$(308)

	Japanese Yen	Sell	11/21/12	44,035	45,062	1,027

	Norwegian Krone	Buy	11/21/12	1,118,580	1,120,127	(1,547)

	Polish Zloty	Buy	11/21/12	1,005,959	1,008,866	(2,907)

	Singapore Dollar	Sell	11/21/12	710,184	704,309	(5,875)

	South Korean Won	Buy	11/21/12	128,773	126,124	2,649

	Swedish Krona	Sell	11/21/12	3,346,882	3,355,909	9,027

	Swiss Franc	Sell	11/21/12	234,577	232,836	(1,741)

	Turkish Lira	Buy	11/21/12	814,506	808,611	5,895

Goldman Sachs International

	Singapore Dollar	Buy	11/21/12	123,214	123,673	(459)

	Singapore Dollar	Sell	11/21/12	123,214	122,230	(984)

	Turkish Lira	Buy	11/21/12	412,205	411,533	672

HSBC Bank USA, National Association

	Australian Dollar	Buy	11/21/12	2,126,259	2,120,122	6,137

	British Pound	Sell	11/21/12	2,339,785	2,333,257	(6,528)

	Canadian Dollar	Sell	11/21/12	1,170,796	1,176,441	5,645

	Euro	Buy	11/21/12	37,206	33,417	3,789

	Japanese Yen	Sell	11/21/12	905,393	926,853	21,460

	Norwegian Krone	Buy	11/21/12	1,185,467	1,183,120	2,347

	Norwegian Krone	Sell	11/21/12	1,185,467	1,171,013	(14,454)

	Russian Ruble	Buy	11/21/12	1,377,841	1,390,078	(12,237)

	South Korean Won	Buy	11/21/12	53,597	52,440	1,157

	Turkish Lira	Buy	11/21/12	485,821	485,056	765

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	11/21/12	2,775,724	2,754,407	21,317

	Brazilian Real	Buy	11/21/12	704,426	701,174	3,252

	British Pound	Sell	11/21/12	2,332,201	2,324,048	(8,153)

	Canadian Dollar	Sell	11/21/12	2,293,350	2,325,369	32,019

	Chilean Peso	Buy	11/21/12	213,543	215,939	(2,396)

	Chilean Peso	Sell	11/21/12	213,543	213,517	(26)

	Euro	Buy	11/21/12	634,959	642,105	(7,146)

	Japanese Yen	Sell	11/21/12	1,145,468	1,167,705	22,237

	Mexican Peso	Buy	11/21/12	688,393	703,434	(15,041)

	New Zealand Dollar	Sell	11/21/12	690,228	693,710	3,482

	Norwegian Krone	Buy	11/21/12	1,117,195	1,118,632	(1,437)

	Polish Zloty	Buy	11/21/12	1,070,202	1,082,041	(11,839)

	Russian Ruble	Buy	11/21/12	1,377,837	1,389,520	(11,683)

	South African Rand	Buy	11/21/12	177,368	175,851	1,517

	South African Rand	Sell	11/21/12	177,368	182,730	5,362

	Swedish Krona	Buy	11/21/12	168,294	170,100	(1,806)

	Swedish Krona	Sell	11/21/12	168,294	166,540	(1,754)

Absolute Return 700 Fund 47

FORWARD CURRENCY CONTRACTS at 10/31/12 (aggregate face value $174,570,566) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank, N.A. cont.

	Swiss Franc	Buy	11/21/12	$452,399	$449,366	$3,033

	Taiwan Dollar	Buy	11/21/12	1,138,604	1,137,017	1,587

	Taiwan Dollar	Sell	11/21/12	1,138,604	1,136,621	(1,983)

	Turkish Lira	Buy	11/21/12	923,511	926,665	(3,154)

Royal Bank of Scotland PLC (The)

	Turkish Lira	Buy	11/21/12	130,984	130,524	460

State Street Bank and Trust Co.

	Australian Dollar	Buy	11/21/12	3,766,299	3,751,941	14,358

	Brazilian Real	Buy	11/21/12	704,426	701,517	2,909

	British Pound	Sell	11/21/12	4,511,429	4,495,812	(15,617)

	Canadian Dollar	Sell	11/21/12	2,323,875	2,345,591	21,716

	Chilean Peso	Buy	11/21/12	72,679	73,781	(1,102)

	Chilean Peso	Sell	11/21/12	72,679	72,619	(60)

	Euro	Buy	11/21/12	5,884,196	5,877,777	6,419

	Euro	Sell	11/21/12	5,884,196	5,862,527	(21,669)

	Indonesian Rupiah	Sell	11/21/12	350,342	348,507	(1,835)

	Japanese Yen	Sell	11/21/12	1,141,063	1,168,123	27,060

	Mexican Peso	Buy	11/21/12	1,029,269	1,050,595	(21,326)

	New Zealand Dollar	Sell	11/21/12	334,066	335,894	1,828

	Norwegian Krone	Buy	11/21/12	747,093	758,325	(11,232)

	Polish Zloty	Buy	11/21/12	695,847	706,084	(10,237)

	Singapore Dollar	Buy	11/21/12	579,838	582,015	(2,177)

	Singapore Dollar	Sell	11/21/12	579,838	575,252	(4,586)

	South African Rand	Buy	11/21/12	177,299	175,787	1,512

	South African Rand	Sell	11/21/12	177,299	180,958	3,659

	South Korean Won	Buy	11/21/12	321,252	315,038	6,214

	Swedish Krona	Sell	11/21/12	114,562	117,487	2,925

	Taiwan Dollar	Buy	11/21/12	908,536	908,144	392

	Taiwan Dollar	Sell	11/21/12	908,536	905,870	(2,666)

	Thai Baht	Buy	11/21/12	396,831	396,087	744

	Turkish Lira	Buy	11/21/12	755,079	748,128	6,951

UBS AG

	Australian Dollar	Buy	11/21/12	1,182,637	1,173,630	9,007

	British Pound	Sell	11/21/12	1,179,574	1,170,872	(8,702)

	Canadian Dollar	Sell	11/21/12	1,144,773	1,167,560	22,787

	Euro	Buy	11/21/12	2,330,473	2,331,496	(1,023)

	Japanese Yen	Sell	11/21/12	1,141,208	1,168,137	26,929

	Mexican Peso	Buy	11/21/12	680,265	691,615	(11,350)

	New Zealand Dollar	Sell	11/21/12	690,228	693,979	3,751

	Norwegian Krone	Buy	11/21/12	7,414	10,899	(3,485)

	Russian Ruble	Buy	11/21/12	1,377,841	1,391,611	(13,770)

	South African Rand	Buy	11/21/12	327,719	328,331	(612)

48 Absolute Return 700 Fund

FORWARD CURRENCY CONTRACTS at 10/31/12 (aggregate face value $174,570,566) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG cont.

	South African Rand	Sell	11/21/12	$327,719	$338,612	$10,893

	Swedish Krona	Sell	11/21/12	1,165,598	1,161,198	(4,400)

	Taiwan Dollar	Buy	11/21/12	657,002	658,861	(1,859)

WestPac Banking Corp.

	Australian Dollar	Buy	11/21/12	2,155,903	2,149,420	6,483

	British Pound	Sell	11/21/12	1,160,372	1,160,854	482

	Canadian Dollar	Sell	11/21/12	2,311,064	2,335,842	24,778

	Euro	Buy	11/21/12	4,604,296	4,607,418	(3,122)

	Euro	Sell	11/21/12	4,604,296	4,588,583	(15,713)

	Japanese Yen	Sell	11/21/12	1,152,394	1,168,179	15,785

	Mexican Peso	Buy	11/21/12	674,775	686,992	(12,217)

	Norwegian Krone	Buy	11/21/12	657,140	658,758	(1,618)

Total						$226,502

FUTURES CONTRACTS OUTSTANDING at 10/31/12

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond
10 yr (Long)	13	$1,784,140	Dec-12	$12,958

Euro-Bund 10 yr (Long)	456	83,739,132	Dec-12	(344,284)

S&P 500 Index E-Mini (Long)	548	38,546,320	Dec-12	(737,056)

S&P Mid Cap 400 Index
E-Mini (Long)	438	42,840,780	Dec-12	(1,139,676)

U.S. Treasury Bond 30 yr (Long)	459	68,534,438	Dec-12	(278,466)

Euro-OAT 10 yr (Short)	516	90,028,931	Dec-12	(474,468)

Euro-Swiss Franc 3 Month (Short)	47	12,615,511	Dec-12	(181,362)

MSCI EAFE Index Mini (Short)	352	26,723,840	Dec-12	500,345

NASDAQ 100 Index E-Mini (Short)	408	21,546,480	Dec-12	1,319,751

Total				$(1,322,258)

WRITTEN SWAP OPTIONS OUTSTANDING at 10/31/12 (premiums $255,448)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Deutsche Bank AG

(1.75)/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/1.75	$6,635,000	$89,208

1.75/3 month USD-LIBOR-BBA/Mar-23 E	Mar-13/1.75	6,635,000	140,018

			$229,226

E Extended settlement date on premium.

Absolute Return 700 Fund 49

WRITTEN EQUITY OPTIONS OUTSTANDING at 10/31/12 (premiums $3,202,130)

	Expiration	Contract
	Date/strike	amount	Value

SPDR S&P 500 ETF Trust (Call)	Nov-12/$148.00	$1,569,112	$231,648

SPDR S&P 500 ETF Trust (Put)	May-13/$90.00	129,078	59,323

SPDR S&P 500 ETF Trust (Put)	Apr-13/$100.00	141,593	87,719

SPDR S&P 500 ETF Trust (Put)	Mar-13/$100.00	116,203	45,887

SPDR S&P 500 ETF Trust (Put)	Feb-13/$100.00	117,974	28,049

SPDR S&P 500 ETF Trust (Put)	Jan-13/$95.00	83,466	6,924

SPDR S&P 500 ETF Trust (Put)	Dec-12/$85.00	137,607	1,843

SPDR S&P 500 ETF Trust (Put)	Nov-12/$85.00	105,301	—

			$461,393

E Extended settlement date on premium.

TBA SALE COMMITMENTS OUTSTANDING at 10/31/12 (proceeds receivable $63,055,625)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s,
November 1, 2042	$60,000,000	11/14/12	$62,985,936

Total			$62,985,936

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/12

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclay’s Bank, PLC
	$10,131,000 E	$9,150	12/19/14	0.45%	3 month USD-
					LIBOR-BBA	$(1,893)

	34,341,000 E	62,989	12/19/17	0.90%	3 month USD-
					LIBOR-BBA	(11,531)

	63,952,000 E	(52,689)	12/19/14	3 month USD-
				LIBOR-BBA	0.45%	17,019

	71,915,000 E	(4,455,446)	12/19/42	2.40%	3 month USD-
					LIBOR-BBA	(1,242,953)

	1,835,000 E	109,794	12/19/42	3 month USD-
				LIBOR-BBA	2.40%	27,788

	37,040,000 E	399,845	12/19/22	3 month USD-
				LIBOR-BBA	1.75%	350,954

	63,686,000 E	(241,619)	12/19/22	1.75%	3 month USD-
					LIBOR-BBA	(157,553)

	18,222,000 E	(66,963)	12/19/17	3 month USD-
				LIBOR-BBA	0.90%	(27,421)

GBP	1,320,000	—	8/15/31	3.6%	6 month GBP-
					LIBOR-BBA	(309,638)

Citibank, N.A.
	$1,390,000 E	—	10/7/21	3 month USD-
				LIBOR-BBA	3.0625%	44,049

	1,149,000 E	(1,324)	12/19/17	0.90%	3 month USD-
					LIBOR-BBA	(3,817)

	12,654,000 E	(3,007)	12/19/14	3 month USD-
				LIBOR-BBA	0.45%	10,786

50 Absolute Return 700 Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A. cont.
	$16,992,000 E	$(182,549)	12/19/22	1.75%	3 month USD-
					LIBOR-BBA	$(160,120)

	7,151,000 E	303,260	12/19/42	3 month USD-
				LIBOR-BBA	2.40%	(16,319)

Credit Suisse International
	69,541,000 E	(76,267)	12/19/14	3 month USD-
				LIBOR-BBA	0.45%	(465)

	31,904,000 E	(134,347)	12/19/17	3 month USD-
				LIBOR-BBA	0.90%	(65,116)

	34,375,000 E	2,269,996	12/19/42	3 month USD-
				LIBOR-BBA	2.40%	733,777

	354,826,000 E	386,183	12/19/14	0.45%	3 month USD-
					LIBOR-BBA	(579)

	28,049,000 E	4,514	12/19/17	0.90%	3 month USD-
					LIBOR-BBA	(56,353)

	9,335,000 E	(522,718)	12/19/42	2.40%	3 month USD-
					LIBOR-BBA	(105,537)

	111,683,000 E	1,089,947	12/19/22	3 month USD-
				LIBOR-BBA	1.75%	942,524

	134,967,000 E	(1,258,652)	12/19/22	1.75%	3 month USD-
					LIBOR-BBA	(1,080,492)

Deutsche Bank AG
	703,000 E	—	10/7/21	3 month USD-
				LIBOR-BBA	3.0475%	21,793

	9,887,000 E	(3,067)	12/19/17	3 month USD-
				LIBOR-BBA	0.90%	18,388

	24,579,000 E	(231,243)	12/19/22	1.75%	3 month USD-
					LIBOR-BBA	(198,799)

	27,072,000	359,389	12/19/22	3 month USD-
				LIBOR-BBA	1.75%	323,653

	46,767,000 E	2,579,688	12/19/42	3 month USD-
				LIBOR-BBA	2.40%	489,671

Goldman Sachs International
	22,519,000 E	(15,513)	12/19/14	3 month USD-
				LIBOR-BBA	0.45%	9,032

	10,521,000 E	(20,114)	12/19/17	0.90%	3 month USD-
					LIBOR-BBA	(42,945)

	1,345,000 E	(5,851)	12/19/22	1.75%	3 month USD-
					LIBOR-BBA	(4,075)

	50,566,000	638,394	12/19/22	3 month USD-
				LIBOR-BBA	1.75%	571,647

	16,507,000 E	1,173,174	12/19/42	3 month USD-
				LIBOR-BBA	2.40%	435,476

GBP	1,320,000	—	9/23/31	6 month GBP-
				LIBOR-BBA	3.1175%	142,610

Absolute Return 700 Fund 51

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank NA
	$4,719,000 E	$(8,607)	12/19/17	0.90%	3 month USD-
					LIBOR-BBA	$(18,847)

	30,355,000 E	(148,842)	12/19/22	1.75%	3 month USD-
					LIBOR-BBA	(108,772)

	11,171,000 E	84,358	12/19/22	3 month USD-
				LIBOR-BBA	1.75%	69,611

	7,808,000 E	(789,584)	12/19/42	2.40%	3 month USD-
					LIBOR-BBA	(440,645)

CAD	1,830,000	—	9/21/21	2.3911%	3 month CAD-
					BA-CDOR	(47,947)

UBS AG
CHF	30,584,000	—	5/23/13	0.7625%	6 month CHF-
					LIBOR-BBA	(196,512)

Total						$(89,551)

E Extended effective date.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/12

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$1,741,843	$—	1/12/41	4.00% (1 month	Synthetic TRS	$12,088
				USD-LIBOR)	Index 4.00%
					30 year Fannie Mae
					pools

	771,198	—	1/12/41	4.00% (1 month	Synthetic TRS	5,352
				USD-LIBOR)	Index 4.00%
					30 year Fannie Mae
					pools

baskets	1,116,817	—	3/14/13	(3 month USD-	A basket	(2,956,585)
				LIBOR-BBA plus	(MLTRFCF2)
				0.10%)	of common stocks

units	12,558	—	3/14/13	3 month USD-	Russell 1000	1,795,041
				LIBOR-BBA	Total Return Index
				minus 0.09%

units	9,934	—	3/14/13	3 month USD-	Russell 1000	1,419,966
				LIBOR-BBA	Total Return Index
				minus 0.09%

units	6,367	—	3/14/13	3 month USD-	Russell 1000	910,099
				LIBOR-BBA	Total Return Index
				minus 0.09%

52 Absolute Return 700 Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC
$649,719	$—	1/12/40	5.00% (1 month	Synthetic MBX	$1,223
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,387,823	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(8,476)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

3,140,829	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(19,182)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

2,101,218	—	1/12/40	5.00% (1 month	Synthetic MBX	3,954
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,728,221	—	1/12/41	5.00% (1 month	Synthetic MBX	3,520
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

38,645,262	—	1/12/41	4.00% (1 month	Synthetic TRS	268,187
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

2,438,860	—	1/12/41	4.00% (1 month	Synthetic TRS	16,925
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

7,977,999	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(48,724)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

1,124,506	—	1/12/40	4.00% (1 month	Synthetic MBX	2,056
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

680,938	—	1/12/41	5.00% (1 month	Synthetic MBX	1,387
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,032,929	—	1/12/41	4.00% (1 month	Synthetic TRS	7,168
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

785,778	(1,229)	1/12/39	6.00% (1 month	Synthetic TRS	3,550
			USD-LIBOR)	Index 6.00%
				30 year Fannie Mae
				pools

Absolute Return 700 Fund 53

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC cont.
$7,027,058	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(42,916)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

5,689,919	—	1/12/41	5.00% (1 month	Synthetic MBX	11,589
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,988,987	—	1/12/40	4.00% (1 month	Synthetic MBX	3,637
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

232,266	—	1/12/40	4.00% (1 month	Synthetic TRS	923
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

94,038	—	1/12/38	6.50% (1 month	Synthetic TRS	277
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

516,092	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(3,152)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

2,620,000	—	4/7/16	(2.63%)	USA Non Revised	(55,277)
				Consumer Price
				Index-Urban (CPI-U)

8,104,889	—	1/12/41	3.50% (1 month	Synthetic MBX	45,617
			USD-LIBOR)	Index 3.50%
				30 year Fannie Mae
				pools

1,160,816	—	1/12/41	3.50% (1 month	Synthetic MBX	6,533
			USD-LIBOR)	Index 3.50%
				30 year Fannie Mae
				pools

4,085,629	—	1/12/41	5.00% (1 month	Synthetic MBX	8,322
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

11,983,248	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(73,185)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

7,364,521	—	1/12/40	4.00% (1 month	Synthetic MBX	13,468
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

54 Absolute Return 700 Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclay’s Bank, PLC cont.
$2,965,955	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(18,114)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

12,581,935	—	1/12/40	4.50% (1 month	Synthetic MBX	18,442
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

7,472,640	—	1/12/41	4.00% (1 month	Synthetic TRS	51,858
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

8,336,470	—	1/12/40	4.50% (1 month	Synthetic MBX	12,219
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

586,232	—	1/12/40	5.00% (1 month	Synthetic MBX	1,103
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

17,766	—	1/12/40	4.50% (1 month	Synthetic MBX	26
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

20,117,635	—	1/12/41	5.00% (1 month	Synthetic MBX	40,977
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

568,824	—	1/12/40	5.00% (1 month	Synthetic MBX	1,070
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,845,734	—	1/12/40	5.00% (1 month	Synthetic MBX	3,473
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,337,837	—	1/12/40	5.00% (1 month	Synthetic MBX	2,518
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

Citibank, N.A.
2,279,100	—	1/12/41	5.00% (1 month	Synthetic MBX	4,642
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

1,080,649	—	1/12/41	5.00% (1 month	Synthetic MBX	2,201
			USD-LIBOR)	Index 5.00%
				30 year Fannie Mae
				pools

Absolute Return 700 Fund 55

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A. cont.
baskets	305	$—	2/13/13	(3 month USD-	A basket	$261,436
				LIBOR-BBA plus	(CGPUTQL2)
				0.10%)	of common stocks

baskets	168	—	2/13/13	3 month USD-	A basket	143,156
				LIBOR-BBA plus	(CGPUTQL2)
				0.10%	of common stocks

baskets	434,443	—	8/27/13	3 month USD-	A basket	341,737
				LIBOR-BBA minus	(CGPUTS12)
				1.95%	of common stocks

shares	360,400	—	9/10/13	(3 month USD-	Vanguard Index	315,597
				LIBOR-BBA)	Funds — MSCI
					Emerging Markets
					ETF

units	6,793	—	2/13/13	3 month USD-	Russell 1000	(296,508)
				LIBOR-BBA minus	Total Return Index
				0.15%

units	4,537	—	2/13/13	3 month USD-	Russell 1000	(197,998)
				LIBOR-BBA minus	Total Return Index
				0.15%

Credit Suisse International
	$1,361,876	—	1/12/41	5.00% (1 month	Synthetic MBX	2,774
				USD-LIBOR)	Index 5.00%
					30 year Fannie Mae
					pools

	148,361	—	1/12/41	4.00% (1 month	Synthetic TRS	1,030
				USD-LIBOR)	Index 4.00%
					30 year Fannie Mae
					pools

	324,219	—	2/11/13	(3 month USD-	iShares MSCI	117,543
				LIBOR-BBA minus	Emerging Markets
				0.35%)	Index

	770,498	—	1/12/41	4.00% (1 month	Synthetic TRS	5,347
				USD-LIBOR)	Index 4.00%
					30 year Fannie Mae
					pools

Goldman Sachs International
	682,233	—	1/12/38	6.50% (1 month	Synthetic TRS	2,006
				USD-LIBOR)	Index 6.50%
					30 year Fannie Mae
					pools

	2,391,166	—	1/12/38	6.50% (1 month	Synthetic TRS	7,032
				USD-LIBOR)	Index 6.50%
					30 year Fannie Mae
					pools

	1,844,608	—	1/12/38	6.50% (1 month	Synthetic TRS	5,425
				USD-LIBOR)	Index 6.50%
					30 year Fannie Mae
					pools

56 Absolute Return 700 Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$1,500,000	$—	3/1/16	2.47%	USA Non Revised	$17,220
				Consumer Price
				Index-Urban (CPI-U)

1,125,000	—	3/3/16	2.45%	USA Non Revised	11,745
				Consumer Price
				Index-Urban (CPI-U)

3,327,078	—	1/12/38	6.50% (1 month	Synthetic TRS	9,785
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

147,661	—	1/12/41	4.00% (1 month	Synthetic TRS	1,025
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

398,196	—	1/12/41	4.00% (1 month	Synthetic TRS	2,763
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

1,367,441	—	1/12/41	4.00% (1 month	Synthetic TRS	9,490
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

2,399,164	—	1/12/41	4.50% (1 month	Synthetic TRS	17,278
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

5,641,220	—	1/12/41	4.00% (1 month	Synthetic TRS	39,148
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

2,081,265	—	1/12/41	4.50% (1 month	Synthetic TRS	14,989
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

2,446,207	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(14,940)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

919,054	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(5,613)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

7,595,807	—	1/12/41	4.00% (1 month	Synthetic TRS	52,713
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

5,424,393	—	1/12/41	4.50% (1 month	Synthetic TRS	39,065
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

Absolute Return 700 Fund 57

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$2,037,797	$955	1/12/41	4.50% (1 month	Synthetic TRS	$15,631
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

694,218	380	1/12/41	4.00% (1 month	Synthetic TRS	5,197
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

697,023	(980)	1/12/39	6.00% (1 month	Synthetic TRS	3,258
			USD-LIBOR)	Index 6.00%
				30 year Fannie Mae
				pools

141,159	—	1/12/38	6.50% (1 month	Synthetic TRS	415
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

5,604,830	—	1/12/41	4.00% (1 month	Synthetic TRS	38,896
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

267,330	—	1/12/41	4.00% (1 month	Synthetic TRS	1,855
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

596,943	—	1/12/41	4.00% (1 month	Synthetic TRS	4,143
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

3,351,044	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(20,466)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

344,061	—	1/12/38	6.50% (1 month	Synthetic TRS	1,012
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

520,764	—	1/12/38	6.50% (1 month	Synthetic TRS	1,532
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

173,859	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,062)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

463,488	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(2,831)
			USD-LIBOR	Index 6.50%
				30 year Fannie Mae
				pools

58 Absolute Return 700 Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$505,327	$—	1/12/38	6.50% (1 month	Synthetic TRS	$1,486
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

1,010,858	—	1/12/38	6.50% (1 month	Synthetic TRS	2,973
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

684,670	—	1/12/38	6.50% (1 month	Synthetic TRS	2,014
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

2,571,125	—	1/12/41	4.00% (1 month	Synthetic TRS	17,843
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

2,080,554	—	1/12/41	4.00% (1 month	Synthetic TRS	14,438
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

3,986,854	—	1/12/41	4.00% (1 month	Synthetic TRS	27,668
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

2,963,023	—	1/12/41	4.00% (1 month	Synthetic TRS	20,563
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

393,213	—	1/12/38	6.50% (1 month	Synthetic TRS	1,156
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

1,341,548	—	1/12/41	4.00% (1 month	Synthetic TRS	9,310
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

2,620,472	—	1/12/38	6.50% (1 month	Synthetic TRS	7,707
			USD-LIBOR)	Index 6.50%
				30 year Fannie Mae
				pools

JPMorgan Chase Bank NA
2,140,738	—	1/12/41	4.00% (1 month	Synthetic TRS	14,856
			USD-LIBOR)	Index 4.00%
				30 year Fannie Mae
				pools

3,164,067	1,978	1/12/41	4.50% (1 month	Synthetic TRS	24,764
			USD-LIBOR)	Index 4.50%
				30 year Fannie Mae
				pools

Absolute Return 700 Fund 59

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/12 cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

UBS AG
	$105,185	$—	5/22/13	3 month USD-	MSCI Emerging	$(1,184,514)
				LIBOR-BBA plus	Markets TR Net USD
				0.25%

baskets	476,409	—	5/22/13	(3 month USD-	A basket	124
				LIBOR-BBA plus	(UBSEMBSK)
				0.75%)	of common stocks

shares	130,053	—	2/22/13	(3 month USD-	iShares MSCI	88,851
				LIBOR-BBA minus	Emerging Markets
				0.20%)	Index

Total						$1,453,864

CREDIT DEFAULT CONTRACTS OUTSTANDING at 10/31/12

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International
DJ CDX NA IG Series
19 Index	BBB+/P	$(195,136)	$38,800,000	12/20/17	100 bp	$(168,019)

Goldman Sachs International
DJ CDX NA IG Series
19 Index	BBB+/P	(34,878)	7,000,000	12/20/17	100 bp	(29,985)

JPMorgan Chase Bank NA
Belgium Government
International Bond,
4 1/4s, 9/28/14	—	(353,495)	3,478,000	12/20/16	(100 bp)	(429,130)

Belgium Government
International Bond,
4 1/4s, 9/28/14	—	(257,485)	3,458,000	3/20/17	(100 bp)	(327,118)

Republic of
Austria, 4.65%,
1/5/18	—	(419,892)	8,695,000	12/20/16	(100 bp)	(687,504)

Total						$(1,641,756)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at October 31, 2012. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

60 Absolute Return 700 Fund

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$7,145,952	$—	$—

Capital goods	10,301,716	—	—

Communication services	6,708,846	—	—

Conglomerates	4,193,180	—	—

Consumer cyclicals	28,525,475	—	—

Consumer staples	24,833,369	—	—

Energy	22,267,819	428,610	—

Financials	30,093,320	—	—

Health care	24,578,281	—	—

Technology	63,967,129	—	—

Transportation	4,559,834	—	—

Utilities and power	6,021,250	—	—

Total common stocks	233,196,171	428,610	—

Commodity linked notes	$—	$37,571,271	$—

Corporate bonds and notes	—	107,053,645	—

Foreign government and agency bonds and notes	—	8,011,426	—

Investment companies	9,425,781	—	—

Mortgage-backed securities	—	123,878,378	—

Purchased equity options outstanding	—	3,497,262	—

Purchased swap options outstanding	—	2,266,297	—

Senior loans	—	50,330,899

U.S. treasury obligations	—	6,724,935

U.S. government and agency mortgage obligations	—	181,332,653	—

Short-term investments	82,667,578	137,399,641	—

Totals by level	$325,289,530	$658,495,017	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$226,502	$—

Futures contracts	(1,322,258)	—	—

Written equity options outstanding	—	(461,393)	—

Written swap options outstanding	—	(229,226)	—

TBA sale commitments	—	(62,985,936)	—

Interest rate swap contracts	—	(1,341,830)	—

Total return swap contracts	—	1,452,760	—

Credit default contracts	—	(380,870)	—

Totals by level	$(1,322,258)	$(63,719,993)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Absolute Return 700 Fund 61

Statement of assets and liabilities 10/31/12

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $868,042,704)	$908,539,155
Affiliated issuers (identified cost $75,245,392) (Notes 1 and 6)	75,245,392

Dividends, interest and other receivables	3,708,925

Receivable for shares of the fund sold	3,335,313

Receivable for investments sold	74,438,100

Receivable for sales of delayed delivery securities (Note 1)	63,120,625

Unrealized appreciation on swap contracts (Note 1)	10,612,185

Receivable for variation margin (Note 1)	1,001,466

Unrealized appreciation on forward currency contracts (Note 1)	691,388

Premium paid on swap contracts (Note 1)	9,481,497

Total assets	1,150,174,046

LIABILITIES

Payable to custodian	1,197,292

Payable for investments purchased	80,988,460

Payable for purchases of delayed delivery securities (Note 1)	181,677,710

Payable for shares of the fund repurchased	1,784,759

Payable for compensation of Manager (Note 2)	526,934

Payable for investor servicing fees (Note 2)	107,521

Payable for custodian fees (Note 2)	46,126

Payable for Trustee compensation and expenses (Note 2)	30,602

Payable for administrative services (Note 2)	1,519

Payable for distribution fees (Note 2)	213,087

Unrealized depreciation on forward currency contracts (Note 1)	464,886

Written options outstanding, at value (premiums $3,457,578) (Notes 1 and 3)	690,619

Premium received on swap contracts (Note 1)	9,473,994

Unrealized depreciation on swap contracts (Note 1)	10,889,628

TBA sale commitments, at value (proceeds receivable $63,055,625) (Note 1)	62,985,936

Collateral on certain derivative contracts, at value (Note 1)	14,147,121

Other accrued expenses	227,642

Total liabilities	365,453,836

Net assets	$784,720,210

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$749,450,222

Distributions in excess of net investment income (Note 1)	(41,882)

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(6,603,261)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	41,915,131

Total — Representing net assets applicable to capital shares outstanding	$784,720,210

(Continued on next page)

62 Absolute Return 700 Fund

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($331,370,272 divided by 28,138,270 shares)	$11.78

Offering price per class A share (100/94.25 of $11.78)*	$12.50

Net asset value and offering price per class B share ($26,014,828 divided by 2,242,052 shares)**	$11.60

Net asset value and offering price per class C share ($138,619,000 divided by 11,948,120 shares)**	$11.60

Net asset value and redemption price per class M share ($4,105,459 divided by 352,361 shares)	$11.65

Offering price per class M share (100/96.50 of $11.65)*	$12.07

Net asset value, offering price and redemption price per class R share
($1,234,526 divided by 105,726 shares)	$11.68

Net asset value, offering price and redemption price per class R5 share
($10,213 divided by 865 shares)	$11.81

Net asset value, offering price and redemption price per class R6 share
($10,213 divided by 865 shares)	$11.81

Net asset value, offering price and redemption price per class Y share
($283,355,699 divided by 24,000,701 shares)	$11.81

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Absolute Return 700 Fund 63

Statement of operations Year ended 10/31/12

INVESTMENT INCOME

Interest (net of foreign tax of $27,778) (including interest income of $67,868 from investments
in affiliated issuers) (Note 6)	$17,770,470

Dividends (net of foreign tax of $372)	4,585,124

Total investment income	22,355,594

EXPENSES

Compensation of Manager (Note 2)	6,139,808

Investor servicing fees (Note 2)	1,278,371

Distribution fees (Note 2)	2,432,991

Custodian fees (Note 2)	122,704

Trustee compensation and expenses (Note 2)	57,076

Administrative services (Note 2)	21,616

Other	395,264

Fees waived and reimbursed by Manager (Note 2)	(343,555)

Total expenses	10,104,275

Expense reduction (Note 2)	(1,165)

Net expenses	10,103,110

Net investment income	12,252,484

Net realized loss on investments (Notes 1 and 3)	(9,944,928)

Net realized gain on swap contracts (Note 1)	20,060,221

Net realized gain on futures contracts (Note 1)	4,620,607

Net realized loss on foreign currency transactions (Note 1)	(3,240,845)

Net realized loss on written options (Notes 1 and 3)	(12,316,640)

Net unrealized appreciation of assets and liabilities in foreign currencies during the year	931,040

Net unrealized appreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the year	40,337,238

Net gain on investments	40,446,693

Net increase in net assets resulting from operations	$52,699,177

The accompanying notes are an integral part of these financial statements.

64 Absolute Return 700 Fund

Statement of changes in net assets

INCREASE IN NET ASSETS	Year ended 10/31/12	Year ended 10/31/11

Operations:
Net investment income	$12,252,484	$18,472,388

Net realized loss on investments
and foreign currency transactions	(821,585)	(5,806,846)

Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies	41,268,278	(3,151,242)

Net increase in net assets resulting from operations	52,699,177	9,514,300

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(13,532,154)	(8,169,234)

Class B	(751,043)	(467,344)

Class C	(4,254,680)	(2,392,932)

Class M	(130,463)	(75,223)

Class R	(22,424)	(13,926)

Class Y	(7,869,459)	(5,334,657)

Net realized short-term gain on investments

Class A	—	(1,168,906)

Class B	—	(81,523)

Class C	—	(424,194)

Class M	—	(13,125)

Class R	—	(2,079)

Class Y	—	(711,941)

Increase from capital share transactions (Note 4)	39,224,497	158,875,325

Total increase in net assets	65,363,451	149,534,541

NET ASSETS

Beginning of year	719,356,759	569,822,218

End of year (including distributions in excess of net
investment income of $41,882 and undistributed net
investment income of $14,642,972, respectively)	$784,720,210	$719,356,759

The accompanying notes are an integral part of these financial statements.

Absolute Return 700 Fund 65

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%) [e]

Class A
October 31, 2012	$11.35	.21	.66	.87	(.44)	—	(.44)	—	$11.78	7.97	$331,370	1.33	1.82	164
October 31, 2011	11.45	.33	(.04)	.29	(.34)	(.05)	(.39)	—	11.35	2.55	364,714	1.37	2.86	174
October 31, 2010	11.16	.43	.06	.49	(.15)	(.05)	(.20)	— [f]	11.45	4.44	279,592	1.63	3.81	244
October 31, 2009 †	10.00	.33	.83	1.16	—	—	—	— [f]	11.16	11.60*	86,344	1.41*	3.06*	48*

Class B
October 31, 2012	$11.19	.12	.65	.77	(.36)	—	(.36)	—	$11.60	7.13	$26,015	2.08	1.06	164
October 31, 2011	11.31	.24	(.03)	.21	(.28)	(.05)	(.33)	—	11.19	1.84	22,984	2.12	2.14	174
October 31, 2010	11.08	.34	.05	.39	(.11)	(.05)	(.16)	— [f]	11.31	3.54	18,375	2.38	3.05	244
October 31, 2009 †	10.00	.29	.79	1.08	—	—	—	— [f]	11.08	10.80*	6,613	2.05*	2.71*	48*

Class C
October 31, 2012	$11.19	.12	.65	.77	(.36)	—	(.36)	—	$11.60	7.16	$138,619	2.08	1.06	164
October 31, 2011	11.31	.24	(.04)	.20	(.27)	(.05)	(.32)	—	11.19	1.79	132,156	2.12	2.12	174
October 31, 2010	11.09	.34	.06	.40	(.13)	(.05)	(.18)	— [f]	11.31	3.59	98,655	2.38	3.05	244
October 31, 2009 †	10.00	.32	.77	1.09	—	—	—	— [f]	11.09	10.90*	29,797	2.05*	2.89*	48*

Class M
October 31, 2012	$11.23	.15	.65	.80	(.38)	—	(.38)	—	$11.65	7.40	$4,105	1.83	1.31	164
October 31, 2011	11.32	.27	(.03)	.24	(.28)	(.05)	(.33)	—	11.23	2.12	3,830	1.87	2.34	174
October 31, 2010	11.10	.37	.03	.40	(.13)	(.05)	(.18)	— [f]	11.32	3.64	3,134	2.13	3.30	244
October 31, 2009 †	10.00	.33	.77	1.10	—	—	—	— [f]	11.10	11.00*	1,473	1.84*	3.04*	48*

Class R
October 31, 2012	$11.25	.17	.67	.84	(.41)	—	(.41)	—	$11.68	7.77	$1,235	1.58	1.52	164
October 31, 2011	11.37	.30	(.05)	.25	(.32)	(.05)	(.37)	—	11.25	2.26	643	1.62	2.60	174
October 31, 2010	11.12	.40	.04	.44	(.14)	(.05)	(.19)	— [f]	11.37	3.97	431	1.88	3.56	244
October 31, 2009 †	10.00	.32	.80	1.12	—	—	—	— [f]	11.12	11.20*	109	1.62*	2.99*	48*

Class R5
October 31, 2012 ‡	$11.56	.07	.18	.25	—	—	—	—	$11.81	2.16*	$10	.34*	.54*	164

Class R6
October 31, 2012 ‡	$11.56	.07	.18	.25	—	—	—	—	$11.81	2.16*	$10	.31*	.58*	164

Class Y
October 31, 2012	$11.37	.23	.67	.90	(.46)	—	(.46)	—	$11.81	8.31	$283,356	1.08	2.04	164
October 31, 2011	11.47	.36	(.05)	.31	(.36)	(.05)	(.41)	—	11.37	2.75	195,030	1.12	3.13	174
October 31, 2010	11.17	.46	.05	.51	(.16)	(.05)	(.21)	— [f]	11.47	4.64	169,634	1.38	4.04	244
October 31, 2009 †	10.00	.40	.77	1.17	—	—	—	— [f]	11.17	11.70*	60,759	1.19*	3.56*	48*

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

66 Absolute Return 700 Fund	Absolute Return 700 Fund 67

Financial highlights (Continued)

* Not annualized.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

‡ For the period July 3, 2012 (commencement of operations) to October 31, 2012.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	10/31/12	10/31/11	10/31/10	10/31/09

Class A	0.05%	0.08%	0.03%	0.46%

Class B	0.05	0.08	0.03	0.46

Class C	0.05	0.08	0.03	0.46

Class M	0.05	0.08	0.03	0.46

Class R	0.05	0.08	0.03	0.46

Class R5	—	N/A	N/A	N/A

Class R6	—	N/A	N/A	N/A

Class Y	0.05	0.08	0.03	0.46

e Portfolio turnover excludes TBA purchase and sales transactions.

f Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

68 Absolute Return 700 Fund

Notes to financial statements 10/31/12

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from November 1, 2011 through October 31, 2012.

Putnam Absolute Return 700 Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks to earn a positive total return that exceeds the rate of inflation by 700 basis points (or 7.00%), as reflected by the return of the Bank of America Merrill Lynch U.S. Treasury Bill Index, on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; high yield securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts. The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, equities or equity-like investments.

The fund offers class A, class B, class C, class M, class R, class R5, class R6 and class Y shares. The fund began offering R5 and R6 classes of shares on July 2, 2012. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

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Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported, as in the case of some securities traded over-the-counter, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis. Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities

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receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, and to enhance the return on securities owned.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Certain options contracts may include extended effective dates on premiums.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. See Note 3 for the volume of written options contracts activity for the reporting period. The fund had an average contract amount of approximately $963,400,000 on purchased options contracts for the reporting period.

Futures contracts The fund uses futures contracts to hedge interest rate risk, to gain exposure to interest rates, to equitize cash, to hedge prepayment risk and to manage exposure to market risk.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding number of futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

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Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average contract amount of approximately $290,600,000 on forward currency contracts for the reporting period.

Total return swap contracts The fund entered into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $391,900,000 on total return swap contracts for the reporting period.

Interest rate swap contracts The fund entered into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Upfront payments are recorded as realized gains and losses at the closing of the contract. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $1,893,300,000 on interest rate swap contracts for the reporting period.

Credit default contracts The fund entered into credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation

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acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. The fund had an average notional amount of approximately $78,700,000 on credit default swap contracts for the reporting period.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,622,315 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $4,422,331 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $4,451,688.

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

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TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At October 31, 2012, the fund had a capital loss carryover of $6,247,022 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

	Loss carryover

Short-term	Long-term	Total	Expiration

$—	$4,473,970	$4,473,970	*

1,773,052	N/A	1,773,052	October 31, 2019

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire

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unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of foreign currency gains and losses, realized and unrealized gains and losses on certain futures contracts, income on swap contracts and interest only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $377,115 to decrease undistributed net investment income, $63,318 to decrease paid-in-capital and $440,433 to decrease accumulated net realized losses.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$56,376,809
Unrealized depreciation	(16,700,465)

Net unrealized appreciation	39,676,344
Capital loss carryforward	(6,247,022)
Cost for federal income tax purposes	$944,142,809

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

1.030%	of the first $5 billion,	0.830%	of the next $50 billion,

0.980%	of the next $5 billion,	0.810%	of the next $50 billion,

0.930%	of the next $10 billion,	0.800%	of the next $100 billion and

0.880%	of the next $10 billion,	0.795%	of any excess thereafter.

Commencing with the fund’s thirteenth whole calendar month of operation (January 2010), the applicable base fee was increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Bank of America Merrill Lynch U.S. Treasury Bill Index plus 7.00% over the performance period. The maximum annualized performance adjustment rate is +/– 0.28%. The performance period is the thirty-six month period then ended or, if the fund has not then operated for thirty-six whole calendar months, the period from the date the fund commenced operations to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee

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even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.886% of the fund’s average net assets before a decrease of $164,674 (0.023% of the fund’s average net assets) based on performance.

Putnam Management has agreed to limit the fund’s total expenses through June 30, 2013, to the extent that the total expenses of the fund (before performance adjustments to the fund’s management fee and excluding brokerage, interest, taxes, investment related expenses, extraordinary expenses, acquired fund fees and expenses and payments under each fund’s distribution plans) will not exceed an annual rate of 1.10% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $343,555 as a result of this limit.

Putnam Management has also contractually agreed, through June 30, 2013, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing (except for Class R5 and R6 shares) based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Class R5 shares pay a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%. Class R6 shares pay a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. Investor servicing fees will not exceed an annual rate of 0.32% of the fund’s average net assets. Prior to March 1, 2012, investor servicing fees could not exceed an annual rate of 0.375% of the fund’s average net assets. During the reporting period, the class specific expenses related to investor servicing fees were as follows:

Class A	$580,818	Class R5	5

Class B	43,603	Class R6	2

Class C	237,218	Class Y	408,225

Class M	6,931	Total	$1,278,371

Class R	1,569

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $1,086 under the expense offset arrangements and by $79 under the brokerage/service arrangements.

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Each independent Trustee of the fund receives an annual Trustee fee, of which $609, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$816,109	Class M	29,270

Class B	246,132	Class R	4,463

Class C	1,337,017	Total	$2,432,991

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $141,996 and $1,734 from the sale of class A and class M shares, respectively, and received $34,710 and $15,948 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $169 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $930,010,458 and $931,153,160, respectively. These figures include the cost of purchases and proceeds from sales of long-term U.S. government securities of $5,973,438 and $5,964,727, respectively.

Written option transactions during the reporting period are summarized as follows:

	Written swap		Written equity
	option contract	Written swap	option contract	Written equity
	amounts	option premiums	amounts	option premiums

Written options outstanding
at the beginning of the
reporting period	$1,394,159,874	$61,819,245	2,308,730	$3,468,509

Options opened	695,558,269	42,854,725	19,367,354	13,872,132

Options exercised	(407,238,908)	(12,264,521)	—	—

Options expired	—	—	(10,174,924)	(9,199,585)

Options closed	(1,669,209,235)	(92,154,001)	(9,100,826)	(4,938,926)

Written options outstanding at
the end of the reporting period	$13,270,000	$255,448	2,400,334	$3,202,130

Absolute Return 700 Fund 77

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Year ended 10/31/12		Year ended 10/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	9,251,110	$106,268,963	18,112,482	$208,722,727

Shares issued in connection with
reinvestment of distributions	1,114,342	12,090,615	713,542	7,998,802

	10,365,452	118,359,578	18,826,024	216,721,529

Shares repurchased	(14,372,473)	(162,631,768)	(11,109,900)	(127,412,446)

Net increase (decrease)	(4,007,021)	$(44,272,190)	7,716,124	$89,309,083

	Year ended 10/31/12		Year ended 10/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	439,354	$4,968,777	751,426	$8,561,358

Shares issued in connection with
reinvestment of distributions	65,358	703,255	45,503	506,450

	504,712	5,672,032	796,929	9,067,808

Shares repurchased	(316,764)	(3,577,563)	(366,921)	(4,178,314)

Net increase	187,948	$2,094,469	430,008	$4,889,494

	Year ended 10/31/12		Year ended 10/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	2,868,639	$32,453,915	5,575,202	$63,711,440

Shares issued in connection with
reinvestment of distributions	322,163	3,466,471	196,433	2,186,296

	3,190,802	35,920,386	5,771,635	65,897,736

Shares repurchased	(3,051,939)	(34,391,698)	(2,684,420)	(30,534,870)

Net increase	138,863	$1,528,688	3,087,215	$35,362,866

	Year ended 10/31/12		Year ended 10/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	68,727	$784,179	199,468	$2,298,205

Shares issued in connection with
reinvestment of distributions	11,446	123,388	7,426	82,726

	80,173	907,567	206,894	2,380,931

Shares repurchased	(68,917)	(782,920)	(142,592)	(1,613,112)

Net increase	11,256	$124,647	64,302	$767,819

78 Absolute Return 700 Fund

	Year ended 10/31/12		Year ended 10/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	62,643	$713,384	30,089	$345,497

Shares issued in connection with
reinvestment of distributions	2,080	22,424	1,437	16,005

	64,723	735,808	31,526	361,502

Shares repurchased	(16,147)	(183,354)	(12,270)	(141,949)

Net increase	48,576	$552,454	19,256	$219,553

	For the period 7/3/12
	(commencement of operations) to 10/31/12

Class R5	Shares	Amount

Shares sold	865	$10,000

Shares issued in connection with
reinvestment of distributions	—	—

	865	10,000

Shares repurchased	—	—

Net increase (decrease)	865	$10,000

	For the period 7/3/12
	(commencement of operations) to 10/31/12

Class R6	Shares	Amount

Shares sold	865	$10,000

Shares issued in connection with
reinvestment of distributions	—	—

	865	10,000

Shares repurchased	—	—

Net increase (decrease)	865	$10,000

	Year ended 10/31/12		Year ended 10/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	14,631,706	$167,900,730	13,107,648	$151,422,143

Shares issued in connection with
reinvestment of distributions	530,842	5,759,637	378,525	4,243,266

	15,162,548	173,660,367	13,486,173	155,665,409

Shares repurchased	(8,310,533)	(94,483,938)	(11,131,173)	(127,338,899)

Net increase	6,852,015	$79,176,429	2,355,000	$28,326,510

At the close of the reporting period, Putnam Investments, LLC owned the following class shares of the fund:

			Value at end of the
	Shares owned	Percentage of ownership	reporting period

Class R5	865	100%	$10,213

Class R6	865	100	10,213

Absolute Return 700 Fund 79

Note 5: Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$32,010	Payables	$412,880

Foreign exchange
contracts	Receivables	691,388	Payables	464,886

Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Equity contracts	appreciation	10,710,908*	depreciation	6,973,730*

Investments,
	Receivables, Net		Payables, Net
	assets — Unrealized		assets — Unrealized
Interest rate contracts	appreciation	8,148,094*	depreciation	8,023,660*

Total		$19,582,400		$15,875,156

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$3,129,379	$3,129,379

Foreign exchange
contracts	—	—	(3,355,318)	—	(3,355,318)

Equity contracts	(8,447,322)	1,551,927	—	6,474,896	(420,499)

Interest rate contracts	(29,374,488)	3,068,680	—	10,455,946	(15,849,862)

Total	$(37,821,810)	$4,620,607	$(3,355,318)	$20,060,221	$(16,496,300)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(2,138,653)	$(2,138,653)

Foreign exchange
contracts	—	—	997,471	—	997,471

Equity contracts	(1,128,552)	(1,525,330)	—	(3,902,617)	(6,556,499)

Interest rate contracts	7,977,393	(1,447,737)	—	(3,941,787)	2,587,869

Total	$6,848,841	$(2,973,067)	$997,471	$(9,983,057)	$(5,109,812)

80 Absolute Return 700 Fund

Note 6: Transactions with affiliated issuer

Transactions during the reporting period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:

	Market value at				Market value
	the beginning				at the end of
	of the reporting			Investment	the reporting
Name of affiliate	period	Purchase cost	Sale proceeds	income	period

Putnam Money Market
Liquidity Fund*	$43,927,258	$481,013,474	$449,695,340	$67,868	$75,245,392

* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 9: New accounting pronouncements

In December 2011, the FASB issued ASU No. 2011–11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods Putnam Management is currently evaluating the application of ASU 2011–11 and its impact, if any, on the fund’s financial statements.

Federal tax information (Unaudited)

The fund designated 52.42% of ordinary income distributions as qualifying for the dividends received deduction for corporations.

For the reporting period ended, the fund hereby designates 56.06%, or the maximum amount allowable, of its taxable ordinary income distributions as qualified dividends taxed at the individual net capital gain rates.

The Form 1099 that will be mailed to you in January 2013 will show the tax status of all distributions paid to your account in calendar 2012.

Absolute Return 700 Fund 81

FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y
	PPGAX	PPGBX	PPGCX	PPGMX	PPGSX	PPGYX

Putnam
Global Sector
Fund

Prospectus
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2 | 28 | 13
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Fund summary	2
What are the fund’s and each underlying fund’s main investment
strategies and related risks?	7
Who oversees and manages the fund?	18
How does the fund price its shares?	21
How do I buy fund shares?	21
How do I sell or exchange fund shares?	28
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Policy on excessive short-term trading	31
Distribution plans and payments to dealers	33
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Fund distributions and taxes	36
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Financial highlights	37
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
Investment Category:	These securities have not been approved
Global Sector	or disapproved by the Securities and
This prospectus explains what	Exchange Commission (SEC) nor has
you should know about this	the SEC passed upon the accuracy
mutual fund before you invest.	or adequacy of this prospectus. Any
Please read it carefully.	statement to the contrary is a crime.

Fund summary

Goal

Putnam Global Sector Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 21 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

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Maximum deferred sales charge
	Maximum sales charge (load)	(load) (as a percentage of original
	imposed on purchases (as a	purchase price or redemption
Share class	percentage of offering price)	proceeds, whichever is lower)

Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	0.65%*
Class R	NONE	NONE
Class Y	NONE	NONE


Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)


							Total
							annual
							fund
							operating
		Distribu-			Total		expenses
		tion and		Acquired	annual		after
		service		fund	fund	Expense	expense
Share	Manage-	(12b-1)	Other	fees and	operating	reimburse-	reimburse-
class	ment fees	fees	expenses	expenses	expenses	ment****	ment

Class A	0.00%	0.25%	1.31%	1.12%	2.68%	(1.31)%	1.37%
Class B	0.00%	1.00%	1.31%	1.12%	3.43%	(1.31)%	2.12%
Class C	0.00%	1.00%	1.31%	1.12%	3.43%	(1.31)%	2.12%
Class M	0.00%	0.75%	1.31%	1.12%	3.18%	(1.31)%	1.87%
Class R	0.00%	0.50%	1.31%	1.12%	2.93%	(1.31)%	1.62%
Class Y	0.00%	N/A	1.31%	1.12%	2.43%	(1.31)%	1.12%

2	Prospectus

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

**** Reflects Putnam Investment Management, LLC’s contractual obligation to limit certain fund expenses through 2/28/2014. This obligation may be modified or discontinued only with approval of the Board of Trustees.

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Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$706	$1,242	$1,803	$3,323
Class B	$715	$1,232	$1,872	$3,454
Class B (no redemption)	$215	$932	$1,672	$3,454
Class C	$315	$932	$1,672	$3,624
Class C (no redemption)	$215	$932	$1,672	$3,624
Class M	$533	$1,178	$1,846	$3,626
Class R	$165	$783	$1,427	$3,159
Class Y	$114	$632	$1,177	$2,667

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Portfolio turnover


The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 50%.

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Investments, risks, and performance

Investments

We allocate the fund’s assets among eight Putnam global sector funds to provide exposure to sectors of the global market in approximately the same proportions as the sector weightings in the MSCI World Index. Each underlying fund is a non-diversified fund concentrating in the market sector

Prospectus	3

specified in its name, and each invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential.

Each underlying fund may invest in emerging markets, use derivatives, such as futures, options, foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and engage in short sales of securities.


We seek to rebalance the fund’s allocations monthly to remain in alignment with the index. The following table shows the fund’s approximate allocations to the underlying funds as of 12/31/2012:

	Approximate		Approximate
	allocation as		allocation as
Underlying fund	of 12/31/12	Underlying fund	of 12/31/12

Putnam Global		Putnam Global Natural
Consumer Fund	21.48%	Resources Fund	16.99%

Putnam Global		Putnam Global
Financials Fund	20.11%	Technology Fund	11.92%

Putnam Global Health		Putnam Global
Care Fund	10.48%	Telecommunications Fund	3.82%

Putnam Global		Putnam Global
Industrials Fund	10.94%	Utilities Fund	3.45%

We may also invest in money market securities or affiliated money market or short-term fixed income funds for cash management.


Risks

It is important to understand that you can lose money by investing in the fund.


Our allocation of investments among the underlying funds may hurt performance. In addition, the fund’s performance is subject to the risks that may affect the performance of the underlying funds, which are as follows. The prices of stocks in an underlying fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. An underlying fund’s policy of concentrating on a limited group of industries and an underlying fund’s “non-diversified” status, which means the underlying fund has the ability to invest a greater percentage of its assets in fewer issuers than a “diversified fund”, can increase the underlying fund’s vulnerability to adverse developments affecting a single issuer, which may result in greater losses and

4	Prospectus

volatility. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly emerging markets, may carry risks associated with potentially less stable economies or governments, (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions), or high levels of inflation or deflation, and may be illiquid. An underlying fund’s use of derivatives may increase these risks by increasing investment exposure or, in the case of many over-the-counter investments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. An underlying fund’s use of short selling may result in losses if the securities appreciate in value.


The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.


Prospectus	5

Average annual total returns after sales charges
(for periods ending 12/31/12)

		Since inception
Share class	1 year	(3/31/10)

Class A before taxes	11.21%	3.50%
Class A after taxes on distributions	10.34%	2.52%
Class A after taxes on distributions and sale of fund shares	8.54%	2.75%
Class B before taxes	12.14%	3.96%
Class C before taxes	16.04%	4.96%
Class M before taxes	13.18%	3.88%
Class R before taxes	17.65%	5.48%
Class Y before taxes	18.32%	6.04%
MSCI World Index (ND) (no deduction for fees, expenses or taxes
other than withholding taxes on reinvested dividends)	15.83%	6.35%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.


Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers


Aaron Cooper, Director, Global Equity Research, portfolio manager of the fund since 2011

Sheba Alexander, Analyst, portfolio manager of the fund since 2012

Isabel Buccellati, Analyst, portfolio manager of the fund since 2012


Jacquelyne Cavanaugh, Analyst, portfolio manager of the fund since 2012


Kelsey Chen, Analyst, portfolio manager of the fund since 2010

Steven Curbow, Analyst, portfolio manager of the fund since 2010

Christopher Eitzmann, Analyst, portfolio manager of the fund since 2012

Brian Hertzog, Analyst, portfolio manager of the fund since 2012

Vivek Gandhi, Analyst, portfolio manager of the fund since 2010

Greg Kelly, Analyst, portfolio manager of the fund since 2012

David Morgan, Analyst, portfolio manager of the fund since 2010


Ferat Ongoren, Analyst, portfolio manager of the fund since 2010

Nathaniel Salter, Analyst, portfolio manager of the fund since 2010

6	Prospectus


Walter Scully, Analyst, portfolio manager of the fund since 2010

Di Yao, Analyst, portfolio manager of the fund since 2012


Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange (NYSE) is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

Tax information

The fund’s distributions will be taxed as ordinary income or capital gains unless you hold the shares through a tax-advantaged arrangement, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

What are the fund’s and each underlying fund’s main investment strategies and related risks?


This section contains greater detail on the fund’s and each underlying fund’s main investment strategies and the related risks you would face as a fund shareholder. It is important to keep in mind that risk and reward generally go hand in hand; the higher the potential reward, the greater the risk. As mentioned in the fund summary, we pursue the fund’s goal by allocating its assets among underlying funds. When deciding whether to buy or sell

Prospectus	7

investments for an underlying fund, the manager of the underlying fund may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends.

• Global investing. The use of the term “global” in each underlying fund’s name is meant to emphasize that we look for investment opportunities on a worldwide basis and that our investment strategies are not constrained by the countries or regions in which companies are located. We seek to invest mainly in common stocks of U.S. or foreign companies in the group of industries indicated by the underlying fund’s name that we believe have favorable investment potential.

As a result, the portions of an underlying fund that are invested in U.S. and foreign companies will change over time based on both the number and size of U.S. and foreign companies in such group of industries and on our assessment of the relative investment potential of such companies. By way of illustration, the table below lists, as of December 31, 2012, the allocation between U.S. and foreign companies reflected in key market indexes used to evaluate each underlying fund’s performance:

Fund	Benchmark	U.S.	Foreign

Global Consumer Fund	MSCI World Consumer
	Discretionary & Staples Index	54.08%	45.92%
Global Financials Fund	MSCI World Financials Index	39.74	60.26
Global Health Care Fund	MSCI World Health Care Index	59.63	40.37
Global Industrials Fund	MSCI World Industrials Index	48.36	51.64
Global Natural Resources Fund	MSCI World Energy &
	Materials Index	43.14	56.86
Global Technology Fund	MSCI World Information
	Technology Index	83.84	16.16
Global Telecommunications Fund	MSCI World Telecommunications
	Services Index	41.32	58.68
Global Utilities Fund	MSCI World Utilities Index	50.91	49.09


As noted above, however, the portions of an underlying fund’s investments represented by U.S. and foreign companies may differ from those of these indexes based on our assessment of relative investment potential at any particular time.


Under normal market conditions, each underlying fund intends to invest in at least five different countries and at least 40% of its net assets in securities of foreign companies (or, if less, at least the percentage of net assets that is 10% less than the percentage of the underlying fund’s benchmark represented by

8	Prospectus

foreign companies, as determined by the providers of the benchmark). For purposes of determining whether securities held by an underlying fund are securities of a foreign company, we will consider a company to be a foreign company if we determine that the company’s securities trade on a market outside of the United States, the company is headquartered or organized outside of the United States, the company derives a majority of its revenues or profits outside of the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

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• Common stocks. Common stock represents an ownership interest in a company. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Growth stocks — Stocks of companies we believe are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If our assessment of the prospects for a company’s earnings growth is wrong, or if our judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

Value stocks — Companies whose stocks we believe are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If our assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that we have placed on it.

Prospectus	9

• Foreign investments. Foreign investments involve certain special risks, including:

– Unfavorable changes in currency exchange rates: Foreign investments are typically issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar.

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– Political and economic developments: Foreign investments may be subject to the risks of seizure by a foreign government, direct or indirect impact of sovereign debt default, imposition of restrictions on the exchange or export of foreign currency and tax increases.

– Unreliable or untimely information: There may be less information publicly available about a foreign company than about most publicly-traded U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States.

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– Limited legal recourse: Legal remedies for investors may be more limited than the remedies available in the United States.

– Limited markets: Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than U.S. investments, which means we may at times be unable to sell these foreign investments at desirable prices. For the same reason, we may at times find it difficult to value the fund’s foreign investments.

– Trading practices: Brokerage commissions and other fees are generally higher for foreign investments than for U.S. investments. The procedures and rules governing foreign transactions and custody may also involve delays in payment, delivery or recovery of money or investments.

The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. Emerging markets countries may have less developed markets and legal and regulatory systems and may be susceptible to greater political and economic instability than developed markets. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, and investments in emerging markets countries may be more volatile and less liquid than U.S. investments. For these and other reasons, investments in emerging markets are often considered speculative.

Certain of these risks may also apply to some extent to U.S.-traded investments that are denominated in foreign currencies, investments in U.S. companies that are traded in foreign markets or investments in U.S. companies that have significant foreign operations.

10	Prospectus

• Industry focus.

Global Consumer Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies in the consumer staples and consumer discretionary products and services industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the consumer staples and consumer discretionary products and services industries include companies primarily engaged in the manufacture, sale or distribution of consumer staples and consumer discretionary products and services. Consumer staples are generally essential products for which demand tends to remain stable over economic cycles, such as food, beverages, tobacco and household and personal care products. Consumer discretionary products and services are generally non-essential products and services for which demand tends to increase as consumers’ disposable income increases, such as automobiles, apparel, electronics, home furnishings, and travel and leisure products and services. We consider a company to be in the consumer staples and consumer discretionary products and services industries if at the time of investment we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers the company to be in these industries.

Events that affect the consumer staples and consumer discretionary products and services industries will have a greater effect on this underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. For example, the consumer staples industries can be significantly affected by demographic and product trends, competitive pricing, marketing campaigns, environmental factors, government regulation, the performance of the overall economy, interest rates and consumer confidence. Similarly, the consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence, disposable household income and consumer spending, and changes in demographics and consumer tastes.

Global Financials Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies in the financial services industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the financial services industries include commercial and investment banks, savings and loans organizations, brokerage and asset management firms, insurance companies, real estate investment trusts and real estate investment and development companies. We consider a company to be in the financial services industries if at the time of investment we determine that at least 50% of the company’s

Prospectus	11

assets, revenues or profits are derived from these industries, or if an independent industry source considers it to be in these industries.

Events that affect the financial services industries will have a greater effect on this underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. For example, financial services companies can be significantly affected by availability and cost of capital funds and changes in interest rates, insurance claims activity and general economic conditions. Financial services companies are subject to extensive government regulations, which can limit the types and amounts of loans and other commitments they make and the interest rates and fees they charge and can have a significant impact on profitability. Losses resulting from financial difficulties of borrowers and declines in the value of assets can negatively impact the financial services industries. The financial services industries are also subject to relatively rapid changes as a result of industry consolidation trends which may result in distinctions between different financial service segments (for example, banking, insurance and brokerage businesses) becoming less clear. In the recent past, the financial services industries have experienced considerable financial distress, which has led to the implementation of government programs designed to ease that distress. Although we reserve the right to determine that it is appropriate to use alternative strategies that are mainly designed to limit losses, including investing solely in the United States, as of the date of this prospectus, we do not presently intend to do so.

Global Health Care Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies in the health care industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the health care industries encompass two main groups of companies. The first group includes companies who manufacture health care supplies or provide health care-related services, including distributors of products, providers of basic health care services and owners and operators of care facilities and organizations. The second group includes companies in the research, development, production and marketing of pharmaceuticals and biotechnology products. We consider a company to be in the health care industries if, at the time of investment, we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers it to be in these industries.

Events that affect the health care industries will have a greater effect on this underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. Examples of such events include

12	Prospectus

technological advances that make existing products and services obsolete, and changes in regulatory policies concerning approvals of new drugs, medical devices or procedures. In addition, changes in governmental payment systems and private payment systems, such as increased use of managed care arrangements, may be more likely to adversely affect the fund than if the fund were more widely diversified.

Global Industrials Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies in the industrial products, services or equipment industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the industrial products, services or equipment industries include companies involved in the research, development, manufacture, distribution, supply or sale of industrial products, services or equipment. These companies may include manufacturers of civil or military aerospace and defense equipment, building components and home improvement products and equipment, civil engineering firms and large-scale contractors, companies producing electrical components or equipment, manufacturers of industrial machinery and industrial components and products, providers of commercial printing services, and companies providing transportation services. We consider a company to be in the industrial products, services or equipment industries if at the time of investment we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers it to be in these industries.

Events that affect the industrial products, services or equipment industries will have a greater effect on this underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. For example, the industrial products, services and equipment industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, technological obsolescence, labor relations, legislation, government regulations and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Global Natural Resources Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies in the energy or other natural resources industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the energy or other natural resources industries include companies in the discovery, development, production or distribution of energy or other natural

Prospectus	13

resources, the development of technologies for the production or efficient use of energy and other natural resources, or the furnishing of related supplies or services. We consider a company to be in the energy or other natural resources industries if at the time of investment we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers it to be in these industries.

Events that affect the energy or other natural resources industries will have a greater effect on this underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. For example, changes in crude oil prices may affect both those industries that produce, refine and distribute petroleum products and industries that supply alternate sources of energy. In addition, certain natural resources industries are subject to greater governmental regulation than are other industries; therefore, changes in regulatory policies may be more likely to adversely affect this underlying fund.

Global Technology Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies in the technology industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the technology industries include companies which have, or will develop, products, processes or services that will provide advances and improvement through technology to consumers, enterprises and governments worldwide. We consider a company to be in the technology industries if at the time of investment we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers it to be in these industries.

Events that affect the technology industries will have a greater effect on this underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. For example, the technology industries can be significantly affected by obsolescence of existing technology, technological innovations, short product cycles, falling prices and profits, competitive pressures such as new market entrants and aggressive pricing, and general economic conditions.

Global Telecommunications Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies in the telecommunication industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the telecommunication industries include companies which primarily develop, manufacture or sell communications services or communications equipment. We consider a company to be in the telecommunication industries if at the

14	Prospectus

time of investment we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers it to be in these industries.

Events that affect the telecommunication industries will have a greater effect on this underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. For example, the telecommunication industries can be significantly affected by federal and state government regulation of rates of return and services that may be offered, failure to obtain, or delays in obtaining, financial or regulatory approval, intense competition, communications equipment product incompatibility, changing consumer preferences, technological obsolescence, significant capital expenditures and heavy debt burdens.

Global Utilities Fund — Under normal circumstances, we invest at least 80% of this underlying fund’s net assets in securities of companies worldwide in the utilities industries. This policy may be changed only after 60 days’ notice to shareholders. Companies that we consider to be in the utilities industries include electric, gas or water utilities and companies that operate as independent producers and/or distributors of power. We consider a company to be in the utilities industries if, at the time of investment, we determine that at least 50% of the company’s assets, revenues or profits are derived from these industries, or if an independent industry source considers it to be in these industries.

Events that affect the utilities industries will have a greater effect on this underlying fund than they would on a fund that is more widely diversified among a number of unrelated industries. Examples of such events include increases in fuel and other operating costs, and technological advances that make existing plants, equipment or products obsolete. In addition, changes in regulatory policies concerning the environment, energy conservation, nuclear power and utility pricing, as well as deregulation of certain utility services, may be more likely to adversely affect this underlying fund.

• Derivatives. An underlying fund may engage in a variety of transactions involving derivatives, such as futures, certain foreign currency transactions, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may make use of “short” derivatives positions, the values of which typically move in the opposite direction from the price of the underlying investment, pool of investments, index or currency. We may use derivatives both for hedging and non-hedging purposes. For example, we may use foreign currency transactions to increase or decrease an underlying fund’s

Prospectus	15

exposure to a particular currency or group of currencies. We may also use derivatives as a substitute for a direct investment in the securities of one or more issuers. However, we may also choose not to use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. Some derivatives are “leveraged,” which means that they provide an underlying fund with investment exposure greater than the value of the fund’s investment in the derivatives. As a result, these derivatives may magnify or otherwise increase investment losses to the underlying fund. The risk of loss from certain short derivatives positions is theoretically unlimited. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for an underlying fund’s derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivatives transaction will not meet its obligations. For further information about the risks of derivatives, see Miscellaneous Investments, Investment Practices and Risks in the SAI.

• Small and midsize companies. These companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of large companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of larger companies. Small companies in foreign countries could be relatively smaller than those in the United States.

• Short sales. An underlying fund may engage in short sales, which are transactions in which an underlying fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The price this underlying fund pays at the later date may be more or less

16	Prospectus

than the price at which an underlying fund sold the security. If the price of the security sold short increases between the time of the short sale and the time the underlying fund replaces the borrowed security, an underlying fund will incur a loss which is theoretically unlimited. An underlying fund’s investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on an underlying fund’s share price and make an underlying fund’s returns more volatile. This is because leverage tends to magnify the effect of any increase or decrease in the value of an underlying fund’s portfolio securities. The use of leverage may also cause an underlying fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

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• Other investments. In addition to the main investment strategies described above, the underlying funds may make other types of investments, such as investments in preferred stocks, convertible securities, and debt instruments. An underlying fund may also loan portfolio securities to earn income. These practices may be subject to other risks, as described under Miscellaneous Investments, Investment Practices and Risks in the SAI.

• Alternative strategies. At times we may judge that market conditions make pursuing the fund’s usual investment strategies inconsistent with the best interests of its shareholders. We then may take temporary defensive positions that are mainly designed to limit losses, such as investing some or all of the fund’s assets in cash and cash equivalents. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

• Changes in policies. The Trustees may change the fund’s or an underlying fund’s goal, investment strategies and other policies set forth in this prospectus without shareholder approval, except as otherwise provided.

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• Portfolio turnover rate. A fund’s portfolio turnover rate measures how frequently the fund buys and sells investments. A portfolio turnover rate of 100%, for example, would mean that the fund sold and replaced securities valued at 100% of the fund’s assets within a one-year period. From time to time an underlying fund may engage in frequent trading. Funds with high turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. High turnover may also cause a fund to pay more brokerage commissions and other transaction costs, which may detract from performance. A fund’s portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions.

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• Portfolio holdings. The SAI includes a description of the fund’s and each underlying fund’s policies with respect to the disclosure of its portfolio holdings. For more specific information on the fund’s portfolio, you may visit the Putnam Investments website, putnam.com/individual, where the fund’s full portfolio holdings may be viewed monthly beginning approximately 15 days after the end of each month. Each underlying fund’s top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the website until the fund files a Form N-CSR or N-Q with the SEC for the period that includes the date of the information, after which such information can be found on the SEC’s website at http://www.sec.gov.

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Who oversees and manages the fund?

The fund’s Trustees

As a shareholder of a mutual fund, you have certain rights and protections, including representation by a Board of Trustees. The Putnam Funds’ Board of Trustees oversees the general conduct of the fund’s business and represents the interests of the Putnam fund shareholders. At least 75% of the members of the Putnam Funds’ Board of Trustees are independent, which means they are not officers of the fund or affiliated with Putnam Investment Management, LLC (Putnam Management).

The Trustees periodically review the fund’s investment performance and the quality of other services such as administration, custody, and investor services. At least annually, the Trustees review the fees paid to Putnam Management and its affiliates for providing or overseeing these services, as well as the overall level of the fund’s operating expenses. In carrying out their responsibilities, the Trustees are assisted by an administrative staff, auditors and legal counsel that are selected by the Trustees and are independent of Putnam Management and its affiliates.

Contacting the fund’s Trustees
Address correspondence to:
The Putnam Funds Trustees
One Post Office Square
Boston, MA 02109

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The fund’s investment manager

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The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business. The basis for the Trustees’ approval of the fund’s management contract and the sub-management and sub-advisory contracts described below is discussed in the fund’s annual report to shareholders dated October 31, 2012.

The fund pays no management fee to Putnam Management. However, Putnam Management receives management fees from the underlying funds. Because the management fees paid to Putnam Management by the underlying funds vary, there may be a conflict in establishing and adjusting the fund’s target percentage allocations among the underlying funds between the interests of the fund and Putnam Management’s economic interest. Putnam Management’s address is One Post Office Square, Boston, MA 02109.

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Putnam Management has retained its affiliate Putnam Investments Limited (PIL) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. Putnam Management (and not the fund) will pay a quarterly sub-management fee to PIL for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PIL. PIL, which provides a full range of international investment advisory services to institutional clients, is located at Cassini House, 57–59 St James’s Street, London, England, SW1A 1LD.

Putnam Management and PIL have retained their affiliate The Putnam Advisory Company, LLC (PAC) to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management or PIL, as applicable. Putnam Management or PIL, as applicable (and not the fund), will pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average aggregate net asset value of any fund assets managed by PAC. PAC, which provides financial services to institutions and individuals through separately-managed accounts and pooled investment vehicles, has its headquarters at One Post Office Square, Boston, MA 02109, with additional investment management personnel located in Singapore.

Pursuant to these arrangements, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

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• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio managers	Joined fund	Employer	Positions over past five years
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Aaron Cooper	2011	Putnam Management	Director, Global Equity
		2011 – Present	Research
		Fidelity Investments	Managing Director of Research
		2007 – 2011
Sheba Alexander	2012	Putnam Management	Analyst
		2001 – Present
Isabel Buccellati	2012	Putnam Management	Analyst
		2012 – Present
		Alliance Growth	Vice President, Global Ex US
		Equities	Sector Head Health Care
		2002 – 2012
Jacquelyne	2012	Putnam Management	Analyst
Cavanaugh		2012 – Present
		Janus Capital Group	Senior Equity Analyst
		2005 – 2011
Kelsey Chen	2010	Putnam Management	Analyst
		2000 – Present	Previously, Sector Team Leader
Steven Curbow	2010	Putnam Management	Analyst
		2008 – Present
		Independence	Fundamental Analysts,
		Investments, L.L.C.	Portfolio Manager, Director
		1999 – 2008	of Research
Christopher	2012	Putnam Management	Analyst
Eitzmann		2012 – Present
		Raptor Capital	Equity Research Analyst
		Management
		2009 – 2012
		Tudor Investment	Equity Research Analyst
		Corporation
		2007 – 2008
Brian Hertzog	2012	Putnam Management	Analyst
		2005 – Present
Vivek Gandhi	2010	Putnam Management	Analyst
		1999 – Present
Greg Kelly	2012	Putnam Management	Analyst
		2012 – Present
		Janus Capital Group	Analyst, Junior Analyst
		2008 – 2012
David Morgan	2010	Putnam Investments	Analyst
		Limited
		2004 – Present

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Portfolio managers	Joined fund	Employer	Positions over past five years

Ferat Ongoren	2010	Putnam Management	Analyst
		2009 – Present
		Citigroup, Inc.	Portfolio Manager, Director,
		1997 – 2009	Industrials Sector Specialist
Nathaniel Salter	2010	Putnam Investments	Analyst
		Limited
		2001 – Present
Walter Scully	2010	Putnam Management	Analyst
		1996 – Present
Di Yao	2012 –	The Putnam Advisory	Analyst
	Present	Company, LLC
		2009 – Present
		Putnam Management	Programmer Analyst, Analyst
		2005 – 2009

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The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

How does the fund price its shares?

The price of the fund’s shares is based on its net asset value (NAV), which is in turn based on the NAV of the underlying funds in which it invests. For a description of the circumstances under which the underlying funds use fair value pricing and the effects of using fair value pricing, please see the underlying funds’ prospectuses. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the NYSE each day the exchange is open.

How do I buy fund shares?

Opening an account

You can open a fund account and purchase class A, B, C, and M shares by contacting your financial representative or Putnam Investor Services at 1-800-225-1581 and obtaining a Putnam account application. The completed application, along with a check made payable to the fund, must then be returned to Putnam Investor Services at the following address:

Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

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You can open a fund account with as little as $500. The minimum investment is waived if you make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account. Although Putnam is currently waiving the minimum, it reserves the right to reject initial investments under the minimum at its discretion.

The fund sells its shares at the offering price, which is the NAV plus any applicable sales charge (class A and class M shares only). Your financial representative or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the NYSE for your shares to be bought at that day’s offering price.

If you participate in a retirement plan that offers the fund, please consult your employer for information on how to purchase shares of the fund through the plan, including any restrictions or limitations that may apply.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the fund is unable to collect the required information, Putnam Investor Services may not be able to open your fund account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the fund reserves the right to close your account.

Also, the fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

Purchasing additional shares

Once you have an existing account, you can make additional investments at any time in any amount in the following ways:

• Through a financial representative. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services and may charge you for his or her services.

• Through Putnam’s Systematic Investing Program. You can make regular investments weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account.

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• Via the Internet or phone. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at putnam.com or by calling Putnam Investor Services at 1-800-225-1581.

• By mail. You may also request a book of investment stubs for your account. Complete an investment stub and write a check for the amount you wish to invest, payable to the fund. Return the check and investment stub to Putnam Investor Services.

• By wire transfer. You may buy fund shares by bank wire transfer of same-day funds. Please call Putnam Investor Services at 1-800-225-1581 for wiring instructions. Any commercial bank can transfer same-day funds by wire. The fund will normally accept wired funds for investment on the day received if they are received by the fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you for wiring same-day funds. Although the fund’s designated bank does not currently charge you for receiving same-day funds, it reserves the right to charge for this service. You cannot buy shares for tax-qualified retirement plans by wire transfer.

Which class of shares is best for me?

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This prospectus offers you four classes of fund shares: A, B, C and M. Qualified employee-benefit plans may also choose class R shares, and certain investors described below may also choose class Y shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, as illustrated in the Fund summary — Fees and expenses section, allowing you and your financial representative to choose the class that best suits your investment needs. When you purchase shares of a fund, you must choose a share class. Deciding which share class best suits your situation depends on a number of factors that you should discuss with your financial representative, including:

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• How long you expect to hold your investment. Class B shares charge a contingent deferred sales charge (CDSC) on redemptions that is phased out over the first six years; class C shares charge a CDSC on redemptions in the first year.

• How much you intend to invest. While investments of less than $100,000 can be made in any share class, classes A and M offer sales charge discounts starting at $50,000.

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• Total expenses associated with each share class. As shown in the section entitled Fund summary — Fees and expenses, each share class offers a different combination of up-front and ongoing expenses. Generally, the lower the up-front sales charge, the greater the ongoing expenses.

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Here is a summary of the differences among the classes of shares

Class A shares

• Initial sales charge of up to 5.75%

• Lower sales charges available for investments of $50,000 or more

• No deferred sales charge (except that a deferred sales charge of 1.00% may be imposed on certain redemptions of shares bought without an initial sales charge)

• Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees.

Class B shares

• No initial sales charge; your entire investment goes to work immediately

• Deferred sales charge of up to 5.00% if shares are sold within six years of purchase

• Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees

• Convert automatically to class A shares after eight years, thereby reducing future 12b-1 fees

• Orders for class B shares of one or more Putnam funds will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $100,000 or more. Investors considering cumulative purchases of $100,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class C shares

• No initial sales charge; your entire investment goes to work immediately

• Deferred sales charge of 1.00% if shares are sold within one year of purchase

• Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees

• No conversion to class A shares, so future 12b-1 fees do not decline over time

• Orders for class C shares of one or more Putnam funds, other than class C shares sold to qualified employee-benefit plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

24	Prospectus

Class M shares

• Initial sales charge of up to 3.50%

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• Lower sales charges available for investments of $50,000 or more.

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• No deferred sales charge (except that a deferred sales charge of 0.65% may be imposed on certain redemptions of shares bought without an initial sales charge)

• Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fees

• Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees

• No conversion to class A shares, so future 12b-1 fees do not decline over time

• Orders for class M shares of one or more Putnam funds, other than class M shares sold to qualified employee-benefit plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether class A shares would be more advantageous and consult their financial representative.

Class R shares (available to qualified plans only)

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

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• Lower annual expenses, and higher dividends, than class B, C, or M shares because of lower 12b-1 fees

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• Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees

• No conversion to class A shares, so future 12b-1 fees do not decline over time.

Class Y shares (available only to investors listed below)

The following investors may purchase class Y shares if approved by Putnam:

• qualified retirement plans that are clients of third-party administrators (including affiliates of Putnam) that have entered into agreements with Putnam and offer institutional share class pricing (no sales charge or 12b-1 fee);

• bank trust departments and trust companies that have entered into agreements with Putnam and offer institutional share class pricing to their clients;

• corporate IRAs administered by Putnam, if another retirement plan of the sponsor is eligible to purchase class Y shares;

• college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code;

Prospectus	25

• other Putnam funds and Putnam investment products;

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• investors purchasing shares through an asset-based fee program that regularly offers institutional share classes and that is sponsored by a registered broker-dealer or other financial institution;

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• clients of a financial representative who are charged a fee for consulting or similar services;

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• corporations, endowments and foundations that have entered into an arrangement with Putnam;

• fee-paying clients of a registered investment advisor (RIA) who initially invests for clients an aggregate of at least $100,000 in Putnam funds; and

• current and retired Putnam employees and their immediate family members (including an employee’s spouse, domestic partner, fiancé(e), or other family members who are living in the same household), current and retired directors of Putnam Investments, LLC, and current and retired Trustees of the fund. Upon the departure of any member of this group of individuals from Putnam or the fund’s Board of Trustees, the member’s class Y shares convert automatically to class A shares, unless the member’s departure is a retirement, as determined by Putnam in its discretion for employees and directors and by the Board of Trustees in its discretion for Trustees.

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Trust companies or bank trust departments that purchased class Y shares for trust accounts may transfer them to the beneficiaries of the trust accounts, who may continue to hold them or exchange them for class Y shares of other Putnam funds. Defined contribution plans (including corporate IRAs) that purchased class Y shares under prior eligibility criteria may continue to purchase class Y shares.

• No initial sales charge; your entire investment goes to work immediately

• No deferred sales charge

• Lower annual expenses, and higher dividends, than class A, B, C, M or R shares because of no 12b-1 fees.

Initial sales charges for class A and M shares

	Class A sales charge as		Class M sales charge as
	a percentage of*:		a percentage of*:
Amount of purchase at offering	Net amount	Offering	Net amount	Offering
price ($)	invested	price**	invested	price**

Under 50,000	6.10%	5.75%	3.63%	3.50%
50,000 but under 100,000	4.71	4.50	2.56	2.50
100,000 but under 250,000	3.63	3.50	1.52	1.50
250,000 but under 500,000	2.56	2.50	1.01	1.00
500,000 but under 1,000,000	2.04	2.00	1.01	1.00
1,000,000 and above	NONE	NONE	NONE	NONE

26	Prospectus

* Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

** Offering price includes sales charge.

Reducing your class A or class M sales charge

The fund offers two principal ways for you to qualify for discounts on initial sales charges on class A and class M shares, often referred to as “breakpoint discounts”:

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• Right of accumulation. You can add the amount of your current purchases of class A or class M shares of the fund and other Putnam funds to the value of your existing accounts in the fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial representatives. For your current purchases, you will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of your current purchases. Shares of Putnam money market funds, other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

To calculate the total value of your existing accounts and any linked accounts, the fund will use the higher of (a) the current maximum public offering price of those shares or (b) if you purchased the shares after December 31, 2007, the initial value of the total purchases, or, if you held the shares on December 31, 2007, the market value at maximum public offering price on that date, in either case, less the market value on the applicable redemption date of any of those shares that you have redeemed.

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• Statement of intention. A statement of intention is a document in which you agree to make purchases of class A or class M shares in a specified amount within a period of 13 months. For each purchase you make under the statement of intention, you will pay the initial sales charge applicable to the total amount you have agreed to purchase. While a statement of intention is not a binding obligation on you, if you do not purchase the full amount of shares within 13 months, the fund will redeem shares from your account in an amount equal to the difference between the higher initial sales charge you would have paid in the absence of the statement of intention and the initial sales charge you actually paid.

Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

• Individual accounts

• Joint accounts

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• Accounts established as part of a retirement plan and IRA accounts (some restrictions may apply)

• Shares of Putnam funds owned through accounts in the name of your dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)

• Accounts held as part of a Section 529 college savings plan managed by Putnam Management (some restrictions may apply)

In order to obtain a breakpoint discount, you should inform your financial representative at the time you purchase shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. The fund or your financial representative may ask you for records or other information about other shares held in your accounts and linked accounts, including accounts opened with a different financial representative. Restrictions may apply to certain accounts and transactions. Further details about breakpoint discounts can be found on Putnam Investments’ website at putnam.com/individual by selecting Investment Choices, then Mutual Funds, and then Pricing policies, and in the SAI.

• Additional reductions and waivers of sales charges. In addition to the breakpoint discount methods described above, sales charges may be reduced or waived under certain circumstances and for certain categories of investors. For instance, an employer-sponsored retirement plan is eligible to purchase class A shares without sales charges if its plan administrator or dealer of record has entered into an agreement with Putnam Retail Management. Information about reductions and waivers of sales charges, including deferred sales charges, is included in the SAI. You may consult your financial representative or Putnam Retail Management for assistance.

How do I sell or exchange fund shares?

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You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the NYSE is open, either through your financial representative or directly to the fund. If you redeem your shares shortly after purchasing them, your redemption payment for the shares may be delayed until the fund collects the purchase price of the shares, which may be up to 10 calendar days after the purchase date.

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Regarding exchanges, not all Putnam funds offer all classes of shares or may be open to new investors. If you exchange shares otherwise subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, however, the redemption may be subject to the deferred sales charge, depending upon when and from which fund you originally purchased the

28	Prospectus

shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase, unless you originally purchased the shares from another Putnam fund that does not directly charge a deferred sales charge, in which case the length of time you have owned your shares will be measured from the date you exchange those shares for shares of another Putnam fund that does charge a deferred sales charge, and will not be affected by any subsequent exchanges among funds.

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• Selling or exchanging shares through your financial representative. Your representative must receive your request in proper form before the close of regular trading on the NYSE for you to receive that day’s NAV, less any applicable deferred sales charge. Your representative will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.

• Selling or exchanging shares directly with the fund. Putnam Investor Services must receive your request in proper form before the close of regular trading on the NYSE in order to receive that day’s NAV, less any applicable deferred sales charge.

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• By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services.

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• By telephone. You may use Putnam’s telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone. A telephone exchange privilege is currently available for amounts up to $500,000. The telephone redemption and exchange privileges may be modified or terminated without notice.

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• Via the Internet. You may also exchange shares via the Internet at putnam.com/individual.

• Shares held through your employer’s retirement plan. For information on how to sell or exchange shares of the fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

• Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer

Prospectus	29

or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or surviving joint owner. For more information concerning Putnam’s signature guarantee and documentation requirements, contact Putnam Investor Services.

The fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange. Ask your financial representative or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

Deferred sales charges for class B, class C and certain class A and class M shares

If you sell (redeem) class B shares within six years of purchase, you will generally pay a deferred sales charge according to the following schedule:

Year after purchase	1	2	3	4	5	6	7+

Charge	5%	4%	3%	3%	2%	1%	0%

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A deferred sales charge of 1.00% will apply to class C shares if redeemed within one year of purchase. Class A shares that are part of a purchase of $1 million or more (other than by a qualified retirement plan) will be subject to a 1.00% deferred sales charge if redeemed within nine months of purchase. A deferred sales charge of 0.65% may apply to class M shares purchased without a sales charge for certain rollover IRA accounts if redeemed within one year of purchase.

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Deferred sales charges will be based on the lower of the shares’ cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

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• Payment information. The fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. You will not receive interest on uncashed redemption checks. Redemption proceeds may be paid in securities or other property rather than in cash if Putnam determines it is in the best interest of the fund.

30	Prospectus

• Redemption by the fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may redeem your shares without your permission and send you the proceeds after providing you with at least 60 days’ notice to attain the minimum. To the extent permitted by applicable law, the fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

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Policy on excessive short-term trading

• Risks of excessive short-term trading. Excessive short-term trading activity may reduce the fund’s performance and harm all fund shareholders by interfering with portfolio management, increasing the fund’s expenses and diluting the fund’s NAV. Depending on the size and frequency of short-term trades in the fund’s shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold otherwise. The need to execute additional portfolio transactions due to these cash flows may also increase the fund’s brokerage and administrative costs and, for investors in taxable accounts, may increase taxable distributions received from the fund.

Because the fund invests in underlying funds that invest in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the fund’s investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the later close of trading on the NYSE, the time as of which the fund determines its NAV. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.

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When an underlying fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the fund’s investments. In addition, the market for securities of smaller companies may at times show “market momentum,” in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the fund’s shares, which will reduce the fund’s performance and may dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, an underlying fund may also be unable to buy or sell these securities at desirable prices when the need

Prospectus	31

arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, including below-investment-grade bonds.

• Fund policies. In order to protect the interests of long-term shareholders of the fund, Putnam Management and the fund’s Trustees have adopted policies and procedures intended to discourage excessive short-term trading. The fund seeks to discourage excessive short-term trading by using fair value pricing procedures to value investments under some circumstances. In addition, Putnam Management monitors activity in those shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.

• Account monitoring. Putnam Management’s Compliance Department currently uses multiple reporting tools to detect short-term trading activity occurring in accounts for investors held directly with the Putnam funds as well as within accounts held through certain financial intermediaries. Putnam Management measures excessive short-term trading in the fund by the number of “round trip” transactions above a specified dollar amount within a specified period of time. A “round trip” transaction is defined as a purchase or exchange into a fund followed, or preceded by, a redemption or exchange out of the same fund. Generally, if an investor has been identified as having completed two “round trip” transactions with values of at least $10,000 within a rolling 90-day period, Putnam Management will issue the investor and/or his or her financial intermediary, if any, a written warning. In addition, Putnam Management will communicate instances of excessive short-term trading to the compliance staff of an investor’s financial representative, if one is identified in Putnam’s records of the account. Putnam Management’s practices for measuring excessive short-term trading activity and issuing warnings may change from time to time. Certain types of transactions are exempt from monitoring, such as those in connection with systematic investment or withdrawal plans and reinvestment of dividend and capital gain distributions.

• Account restrictions. In addition to these monitoring practices, Putnam Management and the fund reserve the right to reject or restrict purchases or exchanges for any reason. Continued excessive short-term trading activity by an investor or intermediary following a warning may lead to the termination of the exchange privilege for that investor or intermediary. Putnam Management or the fund may determine that an investor’s trading activity is excessive or otherwise potentially harmful based on various factors, including an investor’s or financial intermediary’s trading history in the fund, other Putnam funds or other investment products, and may aggregate activity in multiple accounts in the fund or other Putnam funds under common ownership or control for

32	Prospectus

purposes of determining whether the activity is excessive. If the fund identifies an investor or intermediary as a potential excessive trader, it may, among other things, require future trades to be submitted by mail rather than by phone or over the Internet, impose limitations on the amount, number, or frequency of future purchases or exchanges, or temporarily or permanently bar the investor or intermediary from investing in the fund or other Putnam funds. The fund may take these steps in its discretion even if the investor’s activity may not have been detected by the fund’s current monitoring parameters.

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• Limitations on the fund’s policies. There is no guarantee that the fund will be able to detect excessive short-term trading in all accounts. For example, Putnam Management currently does not have access to sufficient information to identify each investor’s trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce the fund’s policies. In addition, even when Putnam Management has sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with the fund. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators. The fund is generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. Putnam Management monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, Putnam Management will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the beneficial owner and attempt to identify and remedy any excessive trading. However, the fund’s ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

Distribution plans and payments to dealers

Putnam funds are distributed primarily through dealers (including any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator, and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates). In order to pay for the marketing of fund shares and services provided to shareholders, the fund has adopted distribution and

Prospectus	33

service (12b-1) plans, which increase the annual operating expenses you pay each year in certain share classes, as shown in the table of annual fund operating expenses in the section Fund summary — Fees and expenses. Putnam Retail Management and its affiliates also make additional payments to dealers that do not increase your fund expenses, as described below.

• Distribution and service (12b-1) plans. The fund’s 12b-1 plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C, class M and class R shares. The Trustees currently limit payments on class A, class M and class R shares to 0.25%, 0.75% and 0.50% of average net assets, respectively. Because these fees are paid out of the fund’s assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C, class M and class R shares may cost you more over time than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares. Class R shares will generally be less expensive than class B shares for shareholders who are eligible to purchase either class. Class Y shares, for shareholders who are eligible to purchase them, will be less expensive than other classes of shares because they do not bear sales charges or 12b-1 fees.

• Payments to dealers. If you purchase your shares through a dealer, your dealer generally receives payments from Putnam Retail Management representing some or all of the sales charges and distribution and service (12b-1) fees, if any, shown in the tables under the heading Fund summary — Fees and expenses at the front of this prospectus.

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below). These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam funds to its customers. These additional payments are made by Putnam Retail Management and its affiliates and do not increase the amount paid by you or the fund as shown under the heading Fund summary — Fees and expenses.

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors: average net assets of a fund attributable to that dealer, sales or net sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

34	Prospectus

Marketing support payments are generally available to most dealers engaging in significant sales of Putnam fund shares. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Although the total amount of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average net assets of Putnam’s retail mutual funds attributable to the dealers.

Program servicing payments, which are paid in some instances to dealers in connection with investments in the fund by retirement plans and other investment programs, are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. These payments are made for program services provided by the dealer, including participant recordkeeping, reporting, or transaction processing, as well as services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

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You can find a list of all dealers to which Putnam made marketing support and/or program servicing payments in 2012 in the SAI, which is on file with the SEC and is also available on Putnam’s website at putnam.com. You can also find other details in the SAI about the payments made by Putnam Retail Management and its affiliates and the services provided by your dealer. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You can also ask your dealer about any payments it receives from Putnam Retail Management and its affiliates and any services your dealer provides, as well as about fees and/or commissions it charges.

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• Other payments. Putnam Retail Management and its affiliates may make other payments (including payments in connection with educational seminars or conferences) or allow other promotional incentives to dealers to the extent permitted by SEC and NASD (as adopted by FINRA) rules and by other applicable laws and regulations. The fund’s transfer agent may also make payments to certain dealers in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. See the discussion

Prospectus	35

in the SAI under the heading Management — Investor Servicing Agent for more details.

Fund distributions and taxes

The fund normally distributes any net investment income and any net realized capital gains annually. You may choose to reinvest distributions from net investment income, capital gains or both in additional shares of this fund or other Putnam funds, or you may receive them in cash in the form of a check or an electronic deposit to your bank account. If you do not select an option when you open your account, all distributions will be reinvested. If you choose to receive distributions in cash, but correspondence from the fund or Putnam Investor Services is returned as “undeliverable,” the distribution option on your account may be converted to reinvest future distributions in the fund. You will not receive interest on uncashed distribution checks.

For shares purchased through your employer’s retirement plan, the terms of the plan will govern how the plan may receive distributions from the fund.

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For federal income tax purposes, distributions of net investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned (or is deemed to have owned) the investments that generated them, rather than by how long you have owned (or are deemed to have owned) your shares. Distributions that the fund properly reports to you as gains from investments that the fund owned for more than one year are generally treated as long-term capital gains includible in and taxed at the rates applicable to your net capital gain. Distributions of gains from investments that the fund owned for one year or less are generally taxable to you as ordinary income. Distributions that the fund properly reports to you as “qualified dividend income” are taxable at the rates applicable to net capital gain provided that both you and the fund meet certain holding period and other requirements.  Distributions are taxable in the manner described in this paragraph whether you receive them in cash or reinvest them in additional shares of this fund or other Putnam funds.

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Distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

36	Prospectus

Unless you are investing through a tax-advantaged retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution because doing so may cost you money in taxes. Distributions are taxable to you even if they are paid from income or gains earned by the fund before your investment (and thus were included in the price you paid). Contact your financial representative or Putnam to find out the distribution schedule for your fund.

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The fund’s investments in underlying funds could affect the amount, timing and character of distributions from the fund, and therefore, may increase the amount of taxes payable by shareholders.

The fund may be entitled to elect to pass through to its shareholders a credit or deduction for foreign taxes (if any) borne with respect to foreign securities income earned by the fund or by any underlying funds and passed through to the fund. If the fund so elects, shareholders will include in gross income from foreign sources their pro rata shares of such taxes, if any, treated as paid by the fund. However, even if the fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.

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Any gain resulting from the sale or exchange of your shares generally also will be subject to tax.

The above is a general summary of the tax implications of investing in the fund. Please refer to the SAI for further details. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights

The financial highlights tables are intended to help you understand the fund’s recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund’s financial statements, which have been audited by PricewaterhouseCoopers LLP. The auditor’s report and the fund’s financial statements are included in the fund’s annual report to shareholders, which is available upon request.

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Financial highlights (For a common share outstanding throughout the period)

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INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio of	Ratio of net
	Net asset		Net realized			From					Net assets,	expenses	investment
	value,		and unrealized	Total from	From	net realized			Net asset	Total return	end of	to average	income (loss)
	beginning	Net investment	gain (loss) on	investment	net investment	gain on	Total	Redemption	value, end	at net asset	period (in	net assets	to average	Portfolio
Period ended	of period	income (loss) [a]	investments	operations	income	investments	distributions	fees	of period	value (%) [b]	thousands)	(%) [c,d]	net assets (%) [d]	turnover (%)

Class A
October 31, 2012	$9.77	.16	.82	.98	(.24)	(.19)	(.43)	— [e]	$10.32	10.62	$1,339.25		1.62	50
October 31, 2011	10.37	.08	(.25)	(.17)	(.41)	(.02)	(.43)	— [e]	9.77	(1.94)	1,520.25		.78	24
October 31, 2010†	10.00	(.01)	.38	.37	—	—	—	— [e]	10.37	3.70 *	876	.15 *	(.06) *	14 *

Class B
October 31, 2012	$9.68	.11	.80	.91	(.18)	(.19)	(.37)	— [e]	$10.22	9.79	$99	1.00	1.09	50
October 31, 2011	10.32	— [e]	(.25)	(.25)	(.37)	(.02)	(.39)	— [e]	9.68	(2.66)	99	1.00	(.02)	24
October 31, 2010†	10.00	(.05)	.36	.31	—	—	—	.01	10.32	3.20 *	46	.59 *	(.51) *	14 *

Class C
October 31, 2012	$9.68	.09	.82	.91	(.19)	(.19)	(.38)	— [e]	$10.21	9.84	$250	1.00	.96	50
October 31, 2011	10.32	(.02)	(.23)	(.25)	(.37)	(.02)	(.39)	— [e]	9.68	(2.65)	227	1.00	(.15)	24
October 31, 2010†	10.00	(.05)	.36	.31	—	—	—	.01	10.32	3.20 *	71	.59 *	(.52) *	14 *

Class M
October 31, 2012	$9.72	.15	.78	.93	(.18)	(.19)	(.37)	— e	$10.28	10.06	$13.75		1.54	50
October 31, 2011	10.34	.04	(.27)	(.23)	(.37)	(.02)	(.39)	— [e]	9.72	(2.43)	15.75		.42	24
October 31, 2010†	10.00	(.04)	.37	.33	—	—	—	.01	10.34	3.40 *	16	.44 *	(.38) *	14 *

Class R
October 31, 2012	$9.76	.15	.80	.95	(.21)	(.19)	(.40)	— [e]	$10.31	10.29	$11.50		1.49	50
October 31, 2011	10.35	.07	(.26)	(.19)	(.38)	(.02)	(.40)	— [e]	9.76	(2.08)	10.50		.70	24
October 31, 2010†	10.00	(.02)	.36	.34	—	—	—	.01	10.35	3.50 *	10	.30 *	(.22) *	14 *

Class Y
October 31, 2012	$9.80	.19	.82	1.01	(.27)	(.19)	(.46)	— [e]	$10.35	10.86	$972	—	1.92	50
October 31, 2011	10.38	.11	(.25)	(.14)	(.42)	(.02)	(.44)	— [e]	9.80	(1.63)	458	—	1.08	24
October 31, 2010†	10.00	.01	.36	.37	—	—	—	.01	10.38	3.80 *	371	— *	.08 *	14 *


* Not annualized.

† For the period March 31, 2010 (commencement of operations) to October 31, 2010.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Expense ratios do not include expenses of the underlying funds.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses of each class reflect a reduction of the following amount:

Percentage of
average net assets
October 31, 2012	1.31%

October 31, 2011	3.53
October 31, 2010	10.58

e Amount represents less than $0.01 per share.

38	Prospectus	Prospectus	39

For more information about
Putnam Global Sector Fund

The fund’s SAI and annual and semiannual reports to shareholders include additional information about the fund. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. The fund’s annual report discusses the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. You may call the Commission at 1-202-551-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520. You may need to refer to the fund’s file number.

Putnam Investments
One Post Office Square
Boston, MA 02109
1-800-225-1581

Address correspondence to
Putnam Investor Services
P.O. Box 8383
Boston, MA 02266-8383

putnam.com


File No. 811-07513	SP730 279402 2/13

FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS Y
	PPGAX	PPGBX	PPGCX	PPGMX	PPGSX	PPGYX

Putnam Global Sector Fund

A Series of Putnam Funds Trust

FORM N-1A

PART B

STATEMENT OF ADDITIONAL INFORMATION (SAI)
2/28/13

This SAI is not a prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI includes all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. For a free copy of the fund's annual report or a prospectus dated 2/28/13, as revised from time to time, call Putnam Investor Services at 1-800-225-1581, visit Putnam's website at putnam.com or write Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383.


Part I of this SAI contains specific information about the fund. Part II includes information about the fund and the other Putnam funds.

I-1

Table of Contents

PART I
FUND ORGANIZATION AND CLASSIFICATION	I-3
INVESTMENT RESTRICTIONS	I-3
CHARGES AND EXPENSES	I-5
PORTFOLIO MANAGERS	I-14
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL
STATEMENTS	I-16

PART II

HOW TO BUY SHARES	II-1
DISTRIBUTION PLANS	II-10
MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	II-18
TAXES	II-54
MANAGEMENT	II-68
DETERMINATION OF NET ASSET VALUE	II-88
INVESTOR SERVICES	II-90
SIGNATURE GUARANTEES	II-94
REDEMPTIONS	II-94
SHAREHOLDER LIABILITY	II-94
DISCLOSURE OF PORTFOLIO INFORMATION	II-95
PROXY VOTING GUIDELINES AND PROCEDURES	II-97
SECURITIES RATINGS	II-97
CLAIMS - PAYING ABILITY RATINGS	II-100
APPENDIX A - PROXY VOTING GUIDELINES OF THE PUTNAM FUNDS	II-105
APPENDIX B - FINANCIAL STATEMENTS	II-127

I-2

SAI

PART I

FUND ORGANIZATION AND CLASSIFICATION


Putnam Global Sector Fund is a diversified series of Putnam Funds Trust, a Massachusetts business trust organized on January 22, 1996 (the “Trust”). A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of The Commonwealth of Massachusetts.


The Trust is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The fund offers classes of shares with different sales charges and expenses.

Each share has one vote, with fractional shares voting proportionally. Shares of all series and classes will vote together as a single class on all matters except (i) when required by the Investment Company Act of 1940 or when the Trustees have determined that a matter affects one or more series or classes materially differently, shares are voted by individual series or class; and (ii) when the Trustees determine that such a matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund.

The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust. The fund has voluntarily undertaken to hold a shareholder meeting at least every five years.

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities of a fund created under the Trust, the fund may not and will not:

I-3

(1) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(2) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(3) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(4) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including, without limitation, debt obligations issued by other Putnam funds), by entering into repurchase agreements or by lending its portfolio securities.

(5) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(6) Purchase or sell commodities, except as permitted by applicable law.

(7) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry, except that the fund may invest more than 25% of its total assets in an industry to the extent that the fund's index concentrates in the securities of a particular industry or group of industries.


(9) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.


The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

I-4


For purposes of the fund's fundamental policy on industry concentration (#8 above), Putnam Investment Management, LLC (Putnam Management), the fund's investment manager, determines the appropriate industry categories and assigns issuers to them, informed by a variety of considerations, including relevant third party categorization systems. Industry categories and issuer assignments may change over time as industry sectors and issuers evolve. Portfolio allocations shown in shareholder reports and other communications may use broader investment sectors or narrower sub-industry categories.


The following non-fundamental investment policy may be changed by the Trustees without shareholder approval:

(1) The fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c).

All percentage limitations on investments (other than pursuant to non-fundamental restriction (1)) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The Trust has filed an election under Rule 18f-1 under the Investment Company Act of 1940 committing each fund that is a series of the Trust to pay all redemptions of fund shares by a single shareholder during any 90-day period in cash, up to the lesser of (i) $250,000 or (ii) 1% of such fund's net assets measured as of the beginning of such 90-day period.

CHARGES AND EXPENSES

Management fees

Under a Management Contract with the Trust dated December 14, 2009, the fund does not pay a management fee to Putnam Management. Putnam Management receives management fees from the underlying funds.


Fund-specific expense limitation. Putnam Management has contractually agreed to reimburse the funds for other expenses (excluding brokerage, interest, taxes, investment -related expenses, extraordinary expenses, payments under distribution plans and acquired fund fees and expenses) through at least February 28, 2014. Please see “Management – The Management Contract –General expense limitation” in Part II of this SAI for a description of another expense limitation that may apply to a fund.


I-5

Brokerage commissions


The fund did not pay brokerage commissions during fiscal 2012, 2011 and 2010.


The fund placed no transactions with brokers and dealers during the most recent fiscal year in which commissions were paid to recognize research, statistical and quotation services received by Putnam Management and its affiliates.

Administrative expense reimbursement


The fund did not reimburse Putnam Management for administrative services during fiscal 2012.


Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.


The table below shows the value of each Trustee's holdings in the fund and in all of the Putnam Funds as of December 31, 2012.

I-6

Dollar range of range of shares
Putnam Global held in all of the
Name of Trustee	Sector Fund	Aggregate dollar
	shares owned overseen by	Putnam funds
Trustee

Liaquat Ahamed	$0	over $100,000

Ravi Akhoury	$1-$10,000	over $100,000

Barbara M.
Baumann	$1-$10,000	over $100,000

Jameson A.	$10,001-
Baxter	$50,000	over $100,000

Charles B.
Curtis	$1-$10,000	over $100,000

Robert J.
Darretta	$1-$10,000	over $100,000

Katinka
Domotorffy	$1-$10,000	over $100,000

John A. Hill	$1-$10,000	over $100,000

Paul L. Joskow	$1-$10,000	over $100,000

Elizabeth T.
Kennan	$1-$10,000	over $100,000

Kenneth R.
Leibler	$1-$10,000	over $100,000

Robert E.	$10,001-
Patterson	$50,000	over $100,000

George Putnam,	$10,001-
III	$50,000	over $100,000

W. Thomas
Stephens	$1-$10,000	over $100,000

* Robert L.
Reynolds	over $100,000	over $100,000

* Trustee who is an "interested person" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management and Putnam Retail Management. Mr. Reynolds is deemed an "interested person" by virtue of his positions as an officer of the fund, Putnam Management and Putnam Retail Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds. None of the other Trustees is an "interested person."


Each independent Trustee of the fund receives an annual retainer fee and an additional fee for each Trustees meeting attended. Independent Trustees also are reimbursed for expenses they incur relating to their services as Trustees. All of the current independent Trustees of the fund are Trustees of all the Putnam funds and receive fees for their services.

I-7

The Trustees periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Board Policy and Nominating Committee, which consists solely of independent Trustees of the fund, estimates that committee and Trustee meeting time, together with the appropriate preparation, requires the equivalent of at least four business days per Trustee meeting. The standing committees of the Board of Trustees, and the number of times each committee met, during your fund's most recently completed fiscal year, are shown in the table below:

Audit and Compliance Committee	8
Board Policy and Nominating Committee	8
Brokerage Committee	4
Contract Committee	8
Distributions Committee	8
Executive Committee	1
Investment Oversight Committees
Investment Oversight Committee A	8
Investment Oversight Committee B	8
Pricing Committee	8


The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the fund for fiscal 2012, and the fees paid to each Trustee by all of the Putnam funds for services rendered during calendar year 2012:


I-8

COMPENSATION TABLE

	Aggregate	Pension or	Estimated annual	Total compensation
Trustees/Year	compensation from	retirement benefits	benefits from all	from all Putnam
	the fund	accrued as part of	Putnam funds upon	funds(2)
		fund expenses	retirement(1)

Liaquat	$0	N/A	N/A	$94,288
Ahamed/2012 (3)(4)

Ravi Akhoury/2009	$0	N/A	N/A	$303,000

Barbara M.	$0	N/A	N/A	$297,000
Baumann/2010(4)

Jameson A.	$0	N/A	$110,500	$442,063
Baxter/1994(4)(6)

Charles B.	$0	N/A	$113,900	$303,000
Curtis/2001

Robert J.	$0	N/A	N/A	$303,000
Darretta/2007(4)

Katinka Domotorffy	$0	N/A	N/A	$106,288
/2012 (3)

John A. Hill/1985(4)	$0	N/A	$161,700	$297,000

Paul L.	$0	N/A	$113,400	$303,000
Joskow/1997(4)

Elizabeth T.	$0	N/A	$108,000	$303,000
Kennan/1992(5)

Kenneth R.	$0	N/A	N/A	$328,000
Leibler/2006

Robert E.	$0	N/A	$106,500	$328,000
Patterson/1984

George Putnam,	$0	N/A	$130,300	$303,000
III/1984

W. Thomas	$0	N/A	$107,100	$303,000
Stephens/1997(7)

Robert L.
Reynolds/2008(8)	N/A	N/A	N/A	N/A

(1) Estimated benefits for each Trustee are based on Trustee fee rates for calendar years 2003, 2004 and 2005.

I-9


(2) As of December 31, 2012, there were 109 funds in the Putnam family.

(3) Mr. Ahamed and Ms. Domotorffy were appointed to the Board of Trustees of the Putnam funds effective September 13, 2012.

(4) Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan.


(5) Dr. Kennan, who retired from the Board of Trustees of the Putnam funds on June 30, 2010, was re-appointed to the Board of Trustees effective January 1, 2012. Upon her retirement, Dr. Kennan became entitled to receive annual retirement benefit payments from the funds commencing on January 15, 2011. In connection with her reappointment to the Board of Trustees, Dr. Kennan has agreed to suspend the balance of her retirement benefit payments for the duration of her service as a Trustee.


(6) Includes additional compensation to Ms. Baxter for service as Chair of the Trustees of the Putnam funds.


(7) Mr. Stephens, who retired from the Board of Trustees of the Putnam funds on March 31, 2008, was re-appointed to the Board of Trustees on May 14, 2009. Upon his retirement, Mr. Stephens became entitled to receive annual retirement benefit payments from the funds commencing on January 15, 2009. In connection with his reappointment to the Board of Trustees, Mr. Stephens has agreed to suspend the balance of his retirement benefit payments for the duration of his service as a Trustee.


(8) Mr. Reynolds is an "interested person" of the fund, Putnam Management and Putnam Retail Management.


Under a Retirement Plan for Trustees of the Putnam funds (the Plan), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual attendance and retainer fees paid to such Trustee for calendar years 2003, 2004 and 2005. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. A death benefit, also available under the Plan, ensures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years, or (ii) such Trustee's total years of service.

The Plan Administrator (currently the Board Policy and Nominating Committee) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment. The Trustees have terminated the Plan with respect to any Trustee first elected to the board after 2003.


For additional information concerning the Trustees, see "Management" in Part II of this SAI.


Share ownership

I-10


At January 31, 2013, the officers and Trustees of the fund as a group owned 37.68% of the outstanding shares of class Y shares of the fund, and, except as noted below, no person owned of record or to the knowledge of the fund beneficially 5% or more of any class of shares of the fund.


	Shareholder name	Percentage
Class	and address	Owned

Class A	National Financial Services LLC	19.15%
	499 Washington Blvd
	Jersey City, NJ 07310

Class A	Pershing LLC	12.35%
	1 Pershing Plaza
	Jersey City, NJ 07399

Class A	Edward D. Jones & Co	12.02%
	201 Progress Parkway
	Maryland HTS, MO 63043-3009

Class B	National Financial Services LLC	42.12%
	499 Washington Blvd
	Jersey City, NJ 07310

Class B	Pershing LLC	11.25%
	1 Pershing Plaza
	Jersey City, NJ 07399

Class B	Callie D. Schneider	8.78%
	10570 N 121st Ave E
	Owasso, OK 74055

Class B	John W. Moses	6.38%
	601 Geraci Pl.
	Tobyhanna, PA 18466

Class B	Penelope L. Sommerville	5.71%
	1955 Burroughs Street
	San Diego, CA 92111

Class C	National Financial Services LLC	8.19%
	499 Washington Blvd
	Jersey City, NJ 07310

Class C	Vincent L. Mohan & Colette M. Mohan	8.80%

I-11

	1008 Old Lane
	Drexel Hill, PA 19026

Class C	James M. Beckwith	8.31%
	420 Bricker Lane
	Lebanon, PA 17042

	Carolyn R Beckwith
Class C	420 Bricker Lane	8.31%
	Lebanon, PA 17042

Class C	Arlene K. Zumsteg	7.83%
	210 Shelley Avenue
	Campbell, CA 95008

Class C	Janice P. Anderson	7.18%
	22993 Valley High Rd
	Morrison, CO 80465

Class C	Lavee H. Strong	5.62%
	33 W 300 S
	Lehi, Utah 84043

Class C	Katrin C. Walton	5.11%
	30 Stevens Rd
	Killingsworth, CT 06419

Class M	Putnam LLC	81.14%
	One Post Office Square
	Boston, MA 02109

Class M	Antoinette E. Simos	18.86%
	PO Box 92
	Nobelesville, IN 46061

Class R	Putnam LLC	100.00%
	One Post Office Square
	Boston, MA 02109

Class Y*	Great-West Trust Company, LLC-The Putnam Retirement Plan	44.92%

Class Y	Robert L. Reynolds	27.31%
	153 Garfield Road
	Concord, MA 01742

Class Y	Aaron Cooper and Emily G Cooper	12.36%
	31 Winthrop Rd
	Lexington, MA 02421

Class Y	Jacqueline A. Mozariwsky	5.13%

I-12

61491 Crown Point Dr
Washington, MI 48094-1231

* The address for the name listed is: c/o Great-West Trust Company, LLC, as trustee or agent, 8515 E. Orchard Road, Greenwood Village, CO 80111-5002.


Distribution fees


During fiscal 2012, the fund paid the following 12b-1 fees to Putnam Retail Management:


Class A	Class B	Class C	Class M	Class R

$4,381	$992	$2,476	$104	$53

Class A sales charges and contingent deferred sales charges

Putnam Retail Management received sales charges with respect to class A shares in the following amounts during the periods indicated:

		Sales
		charges
		retained by
		Putnam
		Retail	Contingent
	Total front-	Management	deferred
	end sales	after dealer	sales
Fiscal year	charges	concessions	charges
2012	$8,658	$1,435	$0
2011	$16,985	$2,896	$0
2010	$4,185	$637	$0

I-13

Class B contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:

Contingent
deferred
sales
Fiscal year	charges
2012	$44
2011	$245
2010	$10

Class C contingent deferred sales charges

Putnam Retail Management received contingent deferred sales charges upon redemptions of class C shares in the following amounts during the periods indicated:

Contingent
deferred
sales
Fiscal year	charges
2012	$0
2011	$0
2010	$470

I-14

Class M sales charges and contingent deferred sales charges

Putnam Retail Management received sales charges with respect to class M shares in the following amounts during the periods indicated:

		Sales
		charges
		retained by
		Putnam
		Retail
	Total front-	Management	Contingent
	end sales	after dealer	deferred
Fiscal year	charges	concessions	sales charges
2012	$39	$6	$0
2011	$15	$2	$0
2010	$0	$0	$0

Investor servicing fees

The fund does not pay a fee to Putnam Investor Services, Inc. for investor servicing.

PORTFOLIO MANAGERS

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund's portfolio managers managed as of the fund's most recent fiscal year-end. The other accounts may include accounts for which the individuals were not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

I-15

					Other accounts (including
					separate accounts, managed
					account programs and single-
Portfolio	Other SEC-registered open-end		Other accounts that pool assets		sponsor defined contribution
managers	and closed-end funds		from more than one client		plan offerings)

	Number of		Number of		Number of
	accounts	Assets	accounts	Assets	accounts	Assets

Aaron Cooper	2	$266,700,000	0	0	1	$1,900,000

Sheba Alexander	3	$335,100,000	0	0	0	0

Isabel Buccellati	2	$1,126,700,000	0	0	1	$1,300,000

Jacquelyne Cavanaugh	2	$13,700,000	0	0	1	$100,000

Kelsey Chen	4	$1,197,400,000	0	0	1	$200,000

Steven Curbow	4	$409,300,000	0	0	0	0

Christopher Eitzmann	3	$328,400,000	0	0	0	0

Vivek Gandhi	1	$14,500,000	0	0	1	$3,600,000

Brian Hertzog	2	$23,700,000	0	0	1	$100,000

Greg Kelly	2	$24,200,000	0	0	0	0

David Morgan	1	$11,200,000	0	0	1	$800,000

Ferat Ongoren	4	$84,500,000	0	0	1	$100,000

Nathaniel Salter	1	$9,800,000	0	0	1	$100,000

Walter Scully	6	$4,611,900,000	0	0	4	$296,800,000

Di Yao*	1	$11,800,000	0	0	1	$100,000

*Information for Mr. Yao, who joined the fund after the fund’s fiscal year end, is as of December 31, 2012.


See "Management - Portfolio Transactions - Potential conflicts of interest in managing multiple accounts" in Part II of this SAI for information on how Putnam Management addresses potential conflicts of interest resulting from an individual's management of more than one account.

Compensation of portfolio managers


Putnam's goal for its products and investors is to deliver strong performance versus peers or performance ahead of the applicable benchmark, depending on the product, over a rolling 3-year period. Portfolio managers are evaluated and compensated, in part, based on their performance relative to this goal across the products they manage. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component.


Each portfolio manager is assigned an industry competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance, and may also reflect the performance of Putnam as a firm. Typically, performance is measured over the lesser of three years or the length of time a portfolio manager has managed a product.

I-16

Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For this fund, Putnam evaluates performance based on the fund's pre-tax return relative to its MSCI World Index benchmark.

Ownership of securities

The dollar range of shares of the fund owned by the portfolio managers at the end of the fund's last fiscal year, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was as follows:

Portfolio managers	Dollar range of shares owned

Aaron Cooper	$100,001-$500,000
Sheba Alexander	$0
Isabel Buccellati	$0
Jacquelyne Cavanaugh	$0
Kelsey Chen	$0
Steven Curbow	$0
Christopher Eitzmann	$0
Vivek Gandhi	$0
Brian Hertzog	$1-$10,000
Greg Kelly	$0
David Morgan	$0
Ferat Ongoren	$0
Nathaniel Salter	$0
Walter Scully	$0
Di Yao	$0

The dollar ranges of shares of each underlying fund owned by its portfolio managers are reported in the Statement of Additional Information of the underlying funds.

I-17

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110, is the fund's independent registered public accounting firm providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Registered Public Accounting Firm, financial highlights and financial statements included in the fund's Annual Report for the fund's most recent fiscal year are included as Appendix B to this SAI. The financial highlights included in the prospectus and this SAI and the financial statements included in this SAI (which is incorporated by reference into the prospectus) have been so included in reliance upon the reports of the independent registered public accounting firm, given on their authority as experts in auditing and accounting.

I-18

THE PUTNAM FUNDS
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
PART II

HOW TO BUY SHARES

Each prospectus describes briefly how investors may buy shares of the fund and identifies the share classes offered by that prospectus. Because of different sales charges and expenses, the investment performance of the classes will vary. This section of the SAI contains more information on how to buy shares. For more information, including your eligibility to purchase certain classes of shares, contact your investment dealer or Putnam Investor Services, Inc., the funds’ investor servicing agent (“Putnam Investor Services”), at 1-800-225-1581. Investors who purchase shares at net asset value through employer-sponsored defined contribution plans should also consult their employer for information about the extent to which the matters described in this section and in the sections that follow apply to them.

General Information

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. (The public offering price is thus calculable by dividing the net asset value by 100% minus the sales charge, expressed as a percentage.) No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer or a registered transfer agent or registered clearing agent receives the order, together with all required identifying information, before the close of regular trading on the New York Stock Exchange (the “NYSE”). If the dealer or registered transfer agent or registered clearing agent receives the order after the close of the NYSE, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after all required identifying information has been collected. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial purchases are subject to the minimums stated in the prospectus, except that (i) individual investments under certain employee benefit plans or Tax Qualified Retirement Plans may be lower, and (ii) the minimum investment is waived for investors participating in systematic investment plans or military allotment plans. Information about these plans is available from investment dealers or Putnam Investor Services. Currently Putnam is waiving the minimum for all initial purchases, but reserves the right to reject initial purchases under the minimum in the future, except as noted in the first sentence of this paragraph.

Systematic investment plan. As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly, semi-monthly, or weekly bank drafts for a fixed amount ($200,000 or less) are used to purchase fund shares at the applicable public offering price next determined after Putnam Retail Management Limited Partnership (“Putnam Retail Management”) receives the proceeds from the draft. A shareholder may choose any date or dates in the month for these drafts, but if the date falls on a weekend or holiday, the draft will be processed on the next business day. Further information and application forms are available from the investment dealers or from Putnam Retail Management.

Reinvestment of distributions. Distributions to be reinvested are reinvested without a sales charge in shares of any Putnam fund the shareholder is eligible to invest in under the shareholder's account as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment

January 31, 2013	II-1

date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the last day of the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

Purchasing shares with securities (“in-kind” purchases). In addition to cash, the fund will consider accepting securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Investment Management, LLC (“Putnam Management”) determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities that are delivered in proper form. The fund will not accept certain securities, for example, options or restricted securities, as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Retail Management. Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Retail Management.

Sales Charges and Other Share Class Features—Retail Investors

This section describes certain key features of share classes offered to retail investors and retirement plans that do not purchase shares at net asset value. Much of this information addresses the sales charges, including initial sales charges and contingent deferred sales charges (“CDSCs”) imposed on the different share classes and various commission payments made by Putnam to dealers and other financial intermediaries facilitating shareholders’ investments. This information supplements the descriptions of these share classes and payments included in the prospectus.

Initial sales charges, dealer commissions and CDSCs on shares sold outside the United States may differ from those applied to U.S. sales.

Initial sales charges for class A and class M shares. The public offering price of class A and class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase (calculable as described above). The fund receives the net asset value. The tables below indicate the sales charges applicable to purchases of class A and class M shares of the funds by style category. The variations in sales charges reflect the varying efforts required to sell shares to different categories of purchasers.

The sales charge is allocated between your investment dealer and Putnam Retail Management as shown in the tables below, except when Putnam Retail Management, in its discretion, allocates the entire amount to your investment dealer.

The underwriter's commission, or dealer reallowance, is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Retail Management will give dealers ten days' notice of any changes in the dealer discount. Putnam Retail Management retains the entire sales charge on any retail sales made by it.

January 31, 2013	II-2

For purchases of class A shares by retail investors that qualify for the highest sales charge breakpoint described in the prospectus, Putnam Retail Management pays commissions on sales during the one-year period beginning with the date of the initial purchase qualifying for that breakpoint. Each subsequent one-year measuring period for these purposes begins with the first qualifying purchase following the end of the prior period. These commissions are paid at the rate of 1.00% of the amount of qualifying purchases up to $4 million, 0.50% of the next $46 million of qualifying purchases and 0.25% of qualifying purchases thereafter.

For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds (excluding funds in the Retirement Income Lifestyle suite), Global Sector Funds and RetirementReady® Funds only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 but under 1,000,000	2.00	1.75	1.00	1.00
1,000,000 and above	NONE	NONE	N/A*	N/A*

For Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

January 31, 2013	II-3

For funds in the Retirement Income Lifestyle suite, Taxable Income Funds and Tax-Free Income Funds (except for Money Market Funds, Putnam Floating Rate Income Fund, and Putnam Short Duration Income Fund):

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	4.00%	3.50%	3.25%	3.00%
50,000 but under 100,000	4.00	3.50	2.25	2.00
100,000 but under 250,000	3.25	2.75	1.25	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**

For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 500,000	1.00%	1.00%	0.75%	0.75%
500,000 and above	NONE	NONE	N/A**	N/A**

*The funds will not accept purchase orders for class M shares (other than by qualified employee-benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $1 million or more.

**The funds will not accept purchase orders for class M shares (other than by qualified employee-benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $500,000 or more.

Purchases of class A and class T shares without an initial sales charge. Class A shares of any Putnam fund (other than Putnam Short Duration Income Fund, Putnam Tax Exempt Money Market Fund, and Putnam Money Market Fund) purchased by retail investors that are not subject to an initial sales charge (in accordance with the schedules stated above) are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of that purchase falls. Class A shares of Putnam Short Duration Income Fund and Putnam Tax Exempt Money Market Fund and class A and class T shares of Putnam Money Market Fund purchased by retail investors by exchanging shares from another Putnam fund that were not subject to an initial sales charge (in accordance with the schedules stated above) are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of the original purchase falls.

The CDSC assessed on redemptions of fewer than all of an investor's class A shares (and, for Putnam Money Market Fund, class T shares) subject to a CDSC will be based on the amount of the redemption minus the amount of any appreciation on the investor's CDSC-subject shares since the purchase of such shares. The CDSC assessed

January 31, 2013	II-4

on full redemptions of CDSC-subject shares will be based on the lower of the shares' cost and current NAV. Putnam Retail Management will retain any CDSC imposed on redemptions of such shares to compensate it for the up-front commissions paid to financial intermediaries for such share sales.

Purchases of class A shares for rollover IRAs. Purchases of class A shares for a Putnam Rollover IRA or a rollover IRA of a Putnam affiliate, from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator, including subsequent contributions, are not subject to an initial sales charge or CDSC. Putnam Retail Management may pay commissions or finders’ fees of up to 1.00% of the proceeds for such Putnam Rollover IRA purchases to the dealer of record or other third party.

Contingent sales charges for class M shares (rollover IRAs). Purchases of class M shares for a Putnam Rollover IRA with proceeds in any amount from a retirement plan for which an affiliate of Putnam Management or a business partner of such affiliate is the administrator are not subject to an initial sales charge but may be subject to a CDSC on shares redeemed within one year of purchase at the rates set forth below, which are equal to commissions Putnam Retail Management pays to the dealer of record at the time of the sale of class M shares.

Class M CDSC and dealer commission
All growth, blend, value, global sector and asset allocation
funds (excluding funds in the Retirement Income Lifestyle	0.65%
suite), Putnam Absolute Return 500 Fund and Putnam
Absolute Return 700 Fund:

All income funds (except Putnam Floating Rate Income
Fund and Putnam Money Market Fund) and funds in the	0.40%
Retirement Income Lifestyle suite:

Putnam Absolute Return 100 Fund, Putnam Absolute Return	0.30%
300 Fund and Putnam Floating Rate Income Fund

Putnam Money Market Fund and Putnam Short Duration	0.15%
Income Fund

Commission payments and CDSCs for class B and class C shares. Except in the case of Putnam Money Market Fund and Putnam Short Duration Income Fund as noted below, Putnam Retail Management will pay a 4% commission on sales of class B shares of the fund only to those financial intermediaries who have entered into service agreements with Putnam Retail Management. For tax-exempt funds, this commission includes a 0.20% pre-paid service fee (except for Putnam Tax-Free High Yield Fund and Putnam AMT-Free Municipal Fund, each of which has a 0.25% pre-paid service fee). For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund, Putnam Retail Management will pay a 1.00% commission to financial intermediaries selling class B shares of the fund.

Except in the case of Putnam Money Market Fund and Putnam Short Duration Income Fund, Putnam Retail Management pays financial intermediaries a 1.00% commission on sales of class C shares of a fund.

Putnam Retail Management will retain any CDSC imposed on redemptions of class B and class C shares to compensate it for the cost of paying the up-front commissions paid to financial intermediaries for class B or class C share sales.

Conversion of class B shares into class A shares. Class B shares will automatically convert to class A shares on or around the end of the month eight years after the purchase date (for Putnam Small Cap Value Fund, on or around the end of the month six years after the purchase date, and for Multi-Cap Value Fund, on or around the end of the month five and one-half years after the purchase date). Class B shares acquired by exchanging class B shares of another Putnam fund will convert to class A shares based on the time of the initial purchase. The

January 31, 2013	II-5

conversion period of the acquired fund will apply, unless the initial fund’s CDSC schedule is higher than that of the acquired fund. In that case, the conversion period and CDSC schedule of the initial fund will apply. Class B shares acquired through reinvestment of distributions will convert to class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes. Shareholders should consult with their tax advisers regarding the state and local tax consequences of the conversion of class B shares to class A shares, or any other exchange or conversion of shares. Average annual total return performance information for class B shares shown in the fund's prospectus does not assume conversion to class A shares.

Sales without sales charges, contingent deferred sales charges or short-term trading fees

The fund may sell shares without a sales charge or CDSC to the following categories of investors:

(i) current and former Trustees of the fund, their family members, business and personal associates; current and former employees of Putnam Management and certain current and former corporate affiliates, their family members, business and personal associates; employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

(ii) employer-sponsored retirement plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge) (not applicable to tax-exempt funds);

(iii) clients of administrators or other service providers of employer-sponsored benefit plans which have entered into agreements with Putnam Retail Management (not applicable to tax-exempt funds);

(iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Retail Management; employees of financial institutions having sales agreements with Putnam Retail Management or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their immediate family members (spouses and children under age 21, including step-children and adopted children);

(v) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust (other than a tax-qualified retirement plan trust), through an arrangement approved by Putnam Retail Management, if the value of the shares of the fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate;

(vi) clients of (i) broker-dealers, financial institutions, financial intermediaries or registered investment advisors that are approved by Putnam Retail Management and charge a fee for advisory or investment services or (ii) broker-dealers, financial institutions, or financial intermediaries that have entered into an agreement with Putnam Retail Management to offer shares through a fund “supermarket” or retail self directed brokerage account with or without the imposition of a transaction fee; and

(vii) college savings plans that qualify for tax-exempt treatment under section 529 of the Internal Revenue Code of 1986, as amended (the “Code”).

In the case of paragraph (i) above, the availability of shares at NAV has been determined to be appropriate because involvement by Putnam Retail Management and other brokers in purchases by these investors is typically minimal.

January 31, 2013	II-6

In addition to the categories enumerated above, in connection with settlements reached between certain firms and the Financial Industry Regulating Authority (“FINRA”) and/or Securities and Exchange Commission (the “SEC”) regarding sales of class B and class C shares in excess of certain dollar thresholds, the fund will permit shareholders who are clients of these firms (and applicable affiliates of such firms) to redeem class B and class C shares of the fund and concurrently purchase class A shares (in an amount to be determined by the dealer of record and Putnam Retail Management in accordance with the terms of the applicable settlement) without paying a sales charge.

The fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies. The CDSC will be waived on redemptions to pay premiums for insurance under Putnam’s insured investor program.

Application of CDSC to Systematic Withdrawal Plans (“SWP”). Investors who set up a SWP for a share account (see "INVESTOR SERVICES — Plans Available to Shareholders -- Systematic Withdrawal Plan") may withdraw through the SWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an SWP and recalculated thereafter on a pro rata basis at the time of each SWP payment. Therefore, shareholders who have chosen an SWP based on a percentage of the net asset value of their account of up to 12% will be able to receive SWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from the fund that pays income distributions monthly) for their periodic SWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This SWP privilege may be revised or terminated at any time.

Other exceptions to application of CDSC. No CDSC is imposed on the redemption of shares of any class subject to a CDSC to the extent that the shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions, or (iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund or Putnam Short Duration Income Fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust. Benefit Payments currently include, without limitation, (1) distributions from an IRA due to death or post-purchase disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time.

Exceptions to application of short-term trading fee. In addition to the exceptions noted in the fund’s prospectus, the short-term trading fee will not apply in circumstances in which a CDSC would be waived as stated above under “Other exceptions to application of CDSC.”

January 31, 2013	II-7

Ways to Reduce Initial Sales Charges—Class A and M Shares

There are several ways in which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These provisions may be altered or discontinued at any time.

Right of accumulation. A purchaser of class A shares or class M shares may qualify for a right of accumulation discount by combining all current purchases by such person with the value of certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

(i) the investor's current purchase(s); and

(ii) the higher of (x) the maximum public offering price (at the close of business on the previous day) or (y) the initial value of total purchases (less the value of shares redeemed on the applicable redemption date) of:

(a) all shares held in accounts registered to the investor and other accounts eligible to be linked to the investor’s accounts (as described below) in all of the Putnam funds (except closed-end and money market funds and Putnam Short Duration Income Fund, unless acquired as described in (b) below); and

(b) any shares of money market funds or Putnam Short Duration Income Fund acquired by exchange from other Putnam funds.

For shares held on December 31, 2007, the initial value will be the value of those shares at the maximum public offering price on that date.

The following persons may qualify for a right of accumulation discount:

(i) an individual, or a "company" as defined in Section 2(a)(8) of the Investment Company Act of 1940, as amended (the “1940 Act”) (which includes corporations which are corporate affiliates of each other);

(ii) an individual, his or her spouse and their children under age 21, purchasing for his, her or their own account;

(iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code and Simplified Employer Pension Plans (SEPs) created pursuant to Section 408(k) of the Code);

(iv) tax-exempt organizations qualifying under Section 501(c)(3) of the Code, (not including tax-exempt organizations qualifying under Section 403(b)(7) (a "403(b) plan") of the Code; and

(v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds and Putnam Short Duration Income Fund) purchased at the same time, if the dealer places the order for such shares directly with Putnam Retail Management.

For individual investors, Putnam Investor Services automatically links accounts the registrations of which are under the same last name and address. Account types eligible to be linked for the purpose of qualifying for a right

January 31, 2013	II-8

of accumulation discount include the following (in each case as registered to the investor, his or her spouse and his or her children under the age of 21):

(i) individual accounts;

(ii) joint accounts;

(iii) accounts established as part of a plan established pursuant to Section 403(b) of the Code (“403(b) plans”) or an IRA other than a Simple IRA, SARSEP or SEP IRA;

(iv) shares owned through accounts in the name of the investor’s (or spouse’s or minor child’s) dealer or other financial intermediary (with documentation identifying to the satisfaction of Putnam Investor Services the beneficial ownership of such shares); and

(v) accounts established as part of a Section 529 college savings plan managed by Putnam Management.

Shares owned by a plan participant as part of an employee benefit plan of a single employer or of affiliated employers (other than 403(b) plans) or a single fiduciary account opened by a trustee or other fiduciary (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) are not eligible for linking to other accounts attributable to such person to qualify for the right of accumulation discount, although all current purchases made by each such plan may be combined with existing aggregate balances of such plan in Putnam funds for purposes of determining the sales charge applicable to shares purchased at such time by the plan.

To obtain the right of accumulation discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Retail Management with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments. Sales charge discounts under a right of accumulation apply only to current purchases. No credit for right of accumulation purposes is given for any higher sales charge paid with respect to previous purchases for the investor’s account or any linked accounts.

Statement of Intention. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention (also referred to as a Letter of Intention), which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding Putnam money market funds and Putnam Short Duration Income Fund), including through an account established as part of a Section 529 college savings plan managed by Putnam Management. Each purchase of class A shares or class M shares under a Statement of Intention will be made at the lesser of (i) the public offering price applicable at the time of such purchase and (ii) the public offering price applicable on the date the Statement of Intention is executed to a single transaction of the total dollar amount indicated in the Statement of Intention.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns, or which are eligible to be linked for purposes of the right of accumulation described above, on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds and Putnam Short Duration Income Fund acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If

January 31, 2013	II-9

an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

If an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery by Putnam Retail Management from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns to Putnam Retail Management any excess commissions previously received.

If an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Retail Management. Putnam Retail Management will make a corresponding downward adjustment to the amount of the reallowance payable to the dealer with respect to purchases made prior to the investor’s failure to fulfill the conditions of the Statement of Intention. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied. Adjustments to sales charges and dealer reallowances will not be made in the case of the shareholder’s death prior to the expiration of the 13-month period.

Statements of Intention are not available for certain employee benefit plans.

Statement of Intention forms may be obtained from Putnam Retail Management or from investment dealers. In addition, shareholders may complete the applicable portion of the fund’s standard account application. Interested investors should read the Statement of Intention carefully.

Commissions on Sales to Employee Benefit Plans

Purchases of class A and class R shares. On sales of class A shares at net asset value to certain qualified benefit plans and health reimbursement accounts and sales of class R shares, Putnam Retail Management may, at its discretion, pay commissions to the dealer of record on net monthly purchases up to the following rates: 1.00% of the first $1 million, 0.75% of the next $1 million and 0.50% thereafter.

For commission payments made by Putnam Retail Management to dealers and other financial intermediaries with respect to other classes of shares offered to employee benefit plans and other tax-favored plan investors, see the corresponding sub-heading under “—Sales Charges and Other Share Class Features—Retail Investors.”

DISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution (12b-1) plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be

January 31, 2013	II-10

amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be. A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

The fund makes payments under each plan to Putnam Retail Management to compensate Putnam Retail Management for services provided and expenses incurred by it for purposes of promoting the sale of the relevant class of shares, reducing redemptions of shares or maintaining or improving services provided to shareholders by Putnam Retail Management and investment dealers.

Putnam Retail Management compensates qualifying dealers (including, for this purpose, certain financial institutions) for sales of shares and the maintenance of shareholder accounts.

Putnam Retail Management may suspend or modify its payments to dealers. The payments are also subject to the continuation of the relevant distribution plan, the terms of the service agreements between the dealers and Putnam Retail Management and any applicable limits imposed by FINRA.

Financial institutions receiving payments from Putnam Retail Management as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

Except as otherwise agreed between Putnam Retail Management and a dealer, for purposes of determining the amounts payable to dealers for shareholder accounts for which such dealers are designated as the dealer of record, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

Class A shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class A shares for which such dealers are designated the dealer of record) except as described below. In the case of dealers of record for a qualified benefit plan investing at least $1 million, where such dealer has agreed to a reduced sales commission, no payments are made during the first year after purchase on shares purchased at net asset value.

Rate*	Fund

0.25%	All funds currently making payments under a class A
distribution plan, except for those listed below

0.20% for shares purchased before 3/21/05;	Putnam Tax-Free High Yield Fund
0.25% for shares purchased on or after 3/21/05**

0.20% for shares purchased before 4/1/05;	Putnam AMT-Free Municipal Fund
0.25% for shares purchased on or after 4/1/05

January 31, 2013	II-11

Rate*	Fund

0.20% for shares purchased on or before 12/31/89;	Putnam Convertible Securities Fund
0.25% for shares purchased after 12/31/89	George Putnam Balanced Fund
Putnam Global Equity Fund
Putnam Global Natural Resources Fund
Putnam Global Health Care Fund
The Putnam Fund for Growth and Income
Putnam Investors Fund
Putnam Voyager Fund

0.20% for shares purchased on or before 3/31/90;	Putnam High Yield Trust
0.25% for shares purchased after 3/31/90	Putnam U.S. Government Income Trust

0.20% for shares purchased on or before 1/1/90;	Putnam Equity Income Fund
0.25% for shares purchased after 1/1/90

0.20% for shares purchased on or before 3/31/91;	Putnam Income Fund
0.25% for shares purchased after 3/31/91;

0.10%	Putnam Short Duration Income Fund

0.15% for shares purchased on or before 3/6/92;	Putnam Michigan Tax Exempt Income Fund
0.20% for shares purchased after 3/6/92 but before	Putnam Minnesota Tax Exempt Income Fund
4/1/05;	Putnam Ohio Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 5/11/92;	Putnam Massachusetts Tax Exempt Income Fund
0.20% for shares purchased after 5/11/92 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 12/31/92;	Putnam California Tax Exempt Income Fund
0.20% for shares purchased after 12/31/92 but	Putnam New Jersey Tax Exempt Income Fund
before 4/1/05;	Putnam New York Tax Exempt Income Fund
0.25% for shares purchased on or after 4/1/05	Putnam Tax Exempt Income Fund

0.15% for shares purchased on or before 3/5/93;	Putnam Arizona Tax Exempt Income Fund
0.20% for shares purchased after 3/5/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.15% for shares purchased on or before 7/8/93;	Putnam Pennsylvania Tax Exempt Income Fund
0.20% for shares purchased after 7/8/93 but before
4/1/05;
0.25% for shares purchased on or after 4/1/05

0.00%	Putnam Money Market Fund
Putnam Tax Exempt Money Market Fund

*For purposes of this table, shares are deemed to be purchased on date of settlement (i.e., once purchased and paid for). Shares issued in connection with dividend reinvestments are considered to be purchased on the date of their issuance, not the issuance of the original shares.

January 31, 2013	II-12

**Shares of Putnam Tax-Free High Yield Fund issued in connection with the merger of Putnam Municipal Income Fund into that fund pay a commission at the annual rate of 0.20% or 0.25%, based on the date of the original purchase of the shareholder’s corresponding shares of Putnam Municipal Income Fund, as set forth below: 0.20% for shares purchased on or before 5/7/92; 0.25% for shares purchased after 5/7/92.

Class B shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class B shares for which such dealers are designated the dealer of record).

Rate	Fund

0.25%	All funds currently making payments under a class B
distribution plan, except for those listed below

0.25%, except that the first year's service fees of	Putnam AMT-Free Municipal Fund
0.25% are prepaid at time of sale	Putnam Tax-Free High Yield Fund

0.20%, except that the first year’s service fees of	Putnam Arizona Tax Exempt Income Fund
0.20% are prepaid at time of sale	Putnam California Tax Exempt Income Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam Tax Exempt Income Fund

0.00%	Putnam Money Market Fund
Putnam Short Duration Income Fund

Class C shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class C shares for which such dealers are designated the dealer of record). No payments are made during the first year after purchase unless the shares were initially purchased without a CDSC, except that payments for Putnam Money Market Fund and Putnam Short Duration Income Fund will be made beginning in the first year.

January 31, 2013	II-13

Rate	Fund

1.00%	All funds currently making payments under a class C
distribution plan, except the fund listed below

0.50%	Putnam Money Market Fund
Putnam Short Duration Income Fund

Different rates may apply to shares sold outside the United States.

Class M shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class M shares for which such dealers are designated the dealer of record), except as follows. No payments are made during the first year after purchase on shares purchased at net asset value for Putnam Rollover IRAs.

Rate	Fund

0.65%	All growth, blend, value, global sector and asset
allocation funds (excluding funds in the Retirement
Income Lifestyle suite) currently making payments
under a class M distribution plan, and Putnam
Absolute Return 500 Fund and Putnam Absolute
Return 700 Fund.

0.40%	All income funds currently making payments under a
class M distribution plan (except for Putnam Floating
Rate Income Fund, Putnam Money Market Fund and
Putnam Short Duration Income Fund) and funds in the
Retirement Income Lifestyle suite.

0.30%	Putnam Absolute Return 100 Fund, Putnam Absolute
Return 300 Fund and Putnam Floating Rate Income
Fund

0.15%	Putnam Money Market Fund
Putnam Short Duration Income Fund

January 31, 2013	II-14

Putnam Retail Management’s payments to dealers for plans investing in class M shares for which such dealers are designated the dealer of record may equal up to the annual rate of 0.75% of the average net asset value of such class M shares for Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund as well as all growth, blend, value, global sector and asset allocation funds currently making payments under a class M distribution plan and up to the annual rate of 0.50% of the average net asset value of such class M shares for all income funds currently making payments under a class M distribution plan (except for Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund, Putnam Money Market Fund and Putnam Short Duration Income Fund).

Different rates may apply to shares sold outside the United States.

Class R shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at up to the annual rates set forth below (as a percentage of the average net asset value of class R shares for which such dealers are designated the dealer of record).

Rate	Fund

0.50%	All funds currently making payments under a class R
distribution plan

A portion of the class R distribution fee payable to dealers may be paid to third parties who provide services to plans investing in class R shares and participants in such plans.

Class T shares:

Putnam Retail Management makes quarterly (or in certain cases monthly) payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of class T shares for which such dealers are designated the dealer of record).

Rate	Fund

0.25%	Putnam Money Market Fund

Additional Dealer Payments

As described earlier in this section, dealers may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the funds. These payments may include servicing payments to retirement plan administrators and other institutions up to the same levels as described above. For purposes of this section the term “dealer” includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan administrator and any other institution having a selling, services, or any similar agreement with Putnam Retail Management or one of its affiliates.

Putnam Retail Management and its affiliates pay additional compensation to selected dealers under the categories described below. These categories are not mutually exclusive, and a single dealer may receive payments under all categories. These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam funds to its customers. These additional payments are made pursuant to agreements with dealers and do not change the price paid by investors for the purchase of a

January 31, 2013	II-15

share or the amount a fund will receive as proceeds from such sales or the distribution (12b-1) fees and the expenses paid by the fund as shown under the heading “Fees and Expenses” in the prospectus.

Marketing Support Payments. Putnam Retail Management and its affiliates make payments to certain dealers for marketing support services. These payments are individually negotiated with each dealer firm, taking into account the marketing support services provided by the dealer, including business planning assistance, educating dealer personnel about the Putnam funds and shareholder financial planning needs, placement on the dealer’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the dealer, as well as the size of the dealer’s relationship with Putnam Retail Management. Putnam Retail Management and its affiliates compensate dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer. Payments are generally based on one or more of the following factors: average net assets of Putnam’s retail mutual funds attributable to that dealer, gross or net sales of Putnam’s retail mutual funds attributable to that dealer, reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment for services rendered. In addition, payments typically apply to retail sales and assets, but may not, in certain situations, apply to other specific types of sales or assets, such as to retirement plans or fee-based advisory programs.

Although the total of marketing support payments made to dealers in any year may vary, on average, the aggregate payments are not expected, on an annual basis, to exceed 0.085% of the average assets of Putnam’s retail mutual funds attributable to the dealers.

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The following dealers (and such dealers’ respective affiliates) received marketing support payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2012:

American Portfolios Financial Services, Inc.	MetLife Securities, Inc.

Ameriprise Financial Services, Inc.	Morgan Stanley Smith Barney LLC

AXA Advisors, LLC	Multi-Financial Securities Corporation

BancWest Investment Services, Inc.	National Planning Corporation

Cadaret, Grant & Co. Inc.	New England Securities Corporation

Cambridge Investment Research, Inc.	NFP Securities, Inc.

CCO Investment Services Corp.	Northwestern Mutual Investment Services, LLC

Chase Investment Services Corp.	Oppenheimer & Co. Inc.

Citigroup Global Markets Inc.	PrimeVest Financial Services, Inc.

Commonwealth Equity Services	Prim Securities, Incorporated

CUNA Brokerage Services, Inc.	Raymond James & Associates, Inc.

CUSO Financial Services, L.P.	Raymond James Financial Services, Inc.

Financial Network Investment Corporation	RBC Capital Markets Corporation

First Allied Securities, Inc.	Royal Alliance Associates

FSC Securities Corporation	Sagepoint Financial, Inc.

Genworth Financial Securities Corp.	Securities America Financial Corporation, Inc.

Great-West Life & Annuity Insurance Company	SII Investments

HD Vest Investment Securities, Inc.	Stifel, Nicolaus & Company, Incorporated

ING Financial Partners	SunTrust Investment Services, Inc.

Investacorp, Inc.	TD Ameritrade, Inc.

INVEST Financial Corporation	TD Ameritrade Clearing, Inc.

Investment Centers of America, Inc.	Triad Advisors, Inc.

Janney Montgomery Scott LLC	Tower Square Securities, Inc.

January 31, 2013	II-16

Lincoln Financial Advisors Corp.	U.S. Bancorp Investments, Inc.

Lincoln Financial Securities Corporation	UBS Financial Services Inc.

Lincoln Investment Planning, Inc.	UVEST Financial Services, Inc.

LPL Financial LLC	Walnut Street Securities, Inc.

MMC Securities Corp.	Wells Fargo Advisors, LLC

M&T Securities, Inc.	Woodbury Financial Services, Inc.

Merrill Lynch, Pierce, Fenner & Smith, Inc.

Additional dealers may receive marketing support payments in 2013 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2012 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

Program Servicing Payments. Putnam Retail Management and its affiliates will also make payments to certain dealers that sell Putnam fund shares through retirement plans and other investment programs to compensate dealers for a variety of services they provide to such programs. A dealer may perform program services itself or may arrange with a third party to perform program services. In addition to participant recordkeeping, reporting, or transaction processing, program services may include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. Payments by Putnam Retail Management and its affiliates for program servicing support to any one dealer are not expected, with certain limited exceptions, to exceed 0.20% of the total assets in the program on an annual basis. In addition, Putnam Retail Management and its affiliates will make one-time or annual payments to selected dealers receiving program servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of Putnam funds on the dealer’s system. The amounts of these payments may, but will not normally (except in cases where the aggregate assets in the program are small), cause the aggregate amount of the program servicing payments to such dealer on an annual basis to exceed the amounts set forth above.

The following dealers (and such dealers’ respective affiliates) received program servicing payments from Putnam Retail Management and its affiliates during the calendar year ended December 31, 2012:

ADP Broker-Dealer, Inc.	MidAtlantic Capital Corporation

Ascensus, Inc.	Morgan Stanley Smith Barney LLC

Benefit Plans Administrators	MSCS Financial Services, LLC

Charles Schwab & Co., Inc.	National Financial Services LLC

Charles Schwab Bank	Nationwide Investment Services Corporation

City National Bank	Nationwide Life Insurance Company

CompuSys/Erisa Group	Newport Retirement Services, Inc.

Correll Co.	NYLIFE Distributors LLC

CPI Qualified Plan Consultants, Inc.	Paychex Securities Corporation

DailyAccess Corporation	Pershing LLC

Digital Retirement Solutions	Plan Administrators, Inc.

Dyatech, LLC	Principal Life Insurance Co.

ExpertPlan, Inc.	Raymond James & Associates, Inc.

Fidelity Investments Institutional Operations Company, Inc.	Raymond James Financial Services, Inc.

Genworth Life and Annuity Insurance Co.	Reliance Trust Company

Genworth Life Insurance Co of New York	Standard Retirement Services, Inc.

Great-West Life & Annuity Insurance Company	SunTrust Bank

GWFS Equities, Inc.	Teachers Insurance and Annuity Association of America

Hartford Life Insurance Company	TD Ameritrade Trust Company

Hartford Securities Distribution Company, Inc.	The Prudential Insurance Company of America

January 31, 2013	II-17

Hewitt Associates LLC	The Vanguard Group Inc.

ING Life Insurance and Annuity Company	Transamerica Advisors Life Insurance Company

ING Institutional Plan Services, LLC	Transamerica Advisors Life Insurance Company of New York

July Business Services	Trust Company of America

J.P. Morgan Retirement Plan Services LLC	VALIC Retirement Services Company

Lincoln Retirement Services Company, LLC	Wells Fargo Bank, N.A.

Massachusetts Mutual Life Insurance Co.	Wilmington Trust Company

Mercer HR Services LLC	Wilmington Trust Retirement & Institutional Services Co.

Merrill Lynch, Pierce, Fenner & Smith, Inc.

Additional dealers may receive program servicing payments in 2013 and in future years. Any additions, modifications or deletions to the list of dealers identified above that have occurred since December 31, 2012 are not reflected. You can ask your dealer about any payments it receives from Putnam Retail Management and its affiliates.

Other Payments. From time to time, Putnam Retail Management, at its expense, may provide additional compensation to dealers which sell or arrange for the sale of shares of the fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as FINRA. Such compensation provided by Putnam Retail Management may include financial assistance to dealers that enables Putnam Retail Management to participate in and/or present at dealer-sponsored conferences or seminars, sales or training programs for invited registered representatives and other dealer employees, dealer entertainment, and other dealer-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. Putnam Retail Management makes payments for entertainment events it deems appropriate, subject to Putnam Retail Management’s internal guidelines and applicable law. These payments may vary upon the nature of the event.

Certain dealers also receive payments from Putnam Investor Services or its affiliates in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. The amount paid for these services varies depending on the share class selected and by dealer, and may also take into account the extent to which the services provided by the dealer replace services that Putnam Investor Services or its affiliates would otherwise have to provide. With respect to assets attributable to class A, class B, class C, class M, class R, class T, and class Y shares, these payments are not expected, with certain exceptions both for affiliated and unaffiliated entities noted in the discussion under the heading “MANAGEMENT – Investor Servicing Agent,” to exceed 0.13% of the total assets of such shareholders or plan participants in the fund or other Putnam funds on an annual basis. There are no such payments in respect of class R6 shares, and payments in respect of class R5 shares are generally made at an annual rate of up to 0.10% of a fund’s average net assets attributable to class R5 shares held by a dealer, except that an annual rate of up to 0.07% of a fund’s average net assets attributable to class R5 shares held by a dealer applies to Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam American Government Income Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Global Income Trust, Putnam Income Fund and Putnam Short Duration Income Fund. See the discussion under the heading “MANAGEMENT – Investor Servicing Agent” for more details.

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You can ask your dealer for information about payments it receives from Putnam Retail Management or its affiliates and the services it provides for those payments.

In addition to payments to dealers described above, Putnam Investor Services or Putnam Retail Management may, at the direction of a retirement plan’s sponsor, reimburse or pay direct expenses of the plan that would otherwise be payable by the plan. Putnam Investor Services also, at its expense, may make payments to financial intermediaries for introducing to Putnam Investor Services, and/or assisting Putnam Investor Services in the

January 31, 2013	II-18

provision of services to, certain retirement plans administered by Putnam Investor Services. Such payments to any one financial intermediary are not expected to exceed an annual rate of 0.05% of a plan’s average net assets.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

As noted in the prospectus, in addition to the main investment strategies and the principal risks described in the prospectus, the fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the Putnam funds, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the fund’s prospectus or in this SAI, or by applicable law, the fund may engage in each of the practices described below without limit. This section contains information on the investments and investment practices listed below. With respect to funds for which Putnam Investments Limited (“PIL”) and/or The Putnam Advisory Company, LLC (“PAC”) serves as sub-investment manager (as described in the fund’s prospectus), references to Putnam Management in this section include PIL and/or PAC, as appropriate.

Alternative Investment Strategies	Money Market Instruments

Bank Loans	Mortgage-backed and Asset-backed Securities

Borrowing and Other Forms of Leverage	Options on Securities

Derivatives	Preferred Stocks and Convertible Securities

Exchange-Traded Notes	Private Placements and Restricted Securities

Floating Rate and Variable Rate Demand Notes	Real Estate Investment Trusts (REITs)

Foreign Currency Transactions	Redeemable Securities

Foreign Investments and Related Risks	Repurchase Agreements

Forward Commitments and Dollar Rolls	Securities Loans

Futures Contracts and Related Options	Securities of Other Investment Companies

Hybrid Instruments	Short-term Trading

Inflation-Protected Securities	Special Purpose Acquisition Companies

Initial Public Offerings (IPOs)	Structured Investments

Interfund Borrowing and Lending	Swap Agreements

Inverse Floaters	Tax-exempt Securities

Legal and Regulatory Risk Relating to Investment Strategy	Warrants

Lower-rated Securities	Zero-coupon and Payment-in-kind Bonds

Alternative Investment Strategies

At times, Putnam Management may judge that market conditions may make pursuing a fund's investment strategies inconsistent with the best interests of its shareholders. Putnam Management then may temporarily use alternative strategies that are mainly designed to limit the fund's losses. In implementing these strategies, the fund may invest primarily in, among other things, debt securities, preferred stocks, U.S. Government and agency obligations, cash or money market instruments (including, to the extent permitted by law or applicable exemptive relief, money market funds), or any other securities Putnam Management considers consistent with such defensive strategies.

Bank Loans

The fund may invest in bank loans. By purchasing a loan, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. The fund may act as part of a lending syndicate, and in such cases would be purchasing a “participation” in the loan. The fund may also purchase loans by assignment from another lender. Many loans are secured by the assets of the borrower, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of

January 31, 2013	II-19

banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund’s ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower (and, in some cases, the lending institution from which it purchases the loan). The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loans in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Putnam Management will generally not have access to non-public information to which other investors in syndicated loans may have access. Because loans in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy. The loans in which the fund may invest include those that pay fixed rates of interest and those that pay floating rates – i.e., rates that adjust periodically based on a known lending rate, such as a bank’s prime rate.

Loans may be structured in different forms, including novations, assignments and participating interests. In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution. The fund may also acquire a loan interest directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

January 31, 2013	II-20

The borrower of a loan in which the fund holds an interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which the fund may invest are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. A significant portion of the corporate loans purchased by the fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that Putnam Management believes are attractive arise.

Certain of the loans acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times set aside on its books liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign (i.e., non-U.S.) currencies. The fund's investment in such participations would involve the risks of currency fluctuations described in this SAI with respect to investments in the foreign securities.

With respect to its management of investments in bank loans, Putnam Management will normally seek to avoid receiving material, non-public information (“Confidential Information”) about the issuers of bank loans being considered for acquisition by the fund or held in the fund’s portfolio. In many instances, borrowers may offer to furnish Confidential Information to prospective investors, and to holders, of the issuer’s loans. Putnam Management’s decision not to receive Confidential Information may place Putnam Management at a disadvantage relative to other investors in loans (which could have an adverse effect on the price the fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, Putnam Management’s ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that Putnam Management’s decision not to receive Confidential Information under normal circumstances could adversely affect the fund’s investment performance.

Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in loans, Putnam Management may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the fund’s portfolio. Possession of such information may in some instances occur despite Putnam Management’s efforts to avoid such possession, but in other instances Putnam Management may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Putnam Management's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on Putnam Management's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

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In some instances, other accounts managed by Putnam Management or an affiliate may hold other securities issued by borrowers whose loans may be held in the fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s loans. In such cases, Putnam Management may owe conflicting fiduciary duties to the fund and other client accounts. Putnam Management will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if Putnam Management's client accounts collectively held only a single category of the issuer’s securities.

Borrowing and Other Forms of Leverage

The fund may borrow money to the extent permitted by its investment policies and restrictions and applicable law. When the fund borrows money or otherwise leverages its portfolio, the value of an investment in the fund will be more volatile and other investment risks will tend to be compounded. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund’s holdings. In addition to borrowing money from banks, the fund may engage in certain other investment transactions that may be viewed as forms of financial leverage – for example, using dollar rolls, investing collateral from loans of portfolio securities, entering into when-issued, delayed-delivery or forward commitment transactions or using derivatives such as swaps, futures, forwards, and options. Because the fund either (1) sets aside cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) on its books in respect of such transactions during the period in which the transactions are open or (2) otherwise “covers” its obligations under the transactions, such as by holding offsetting investments, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions or “senior securities” for purposes of the 1940 Act. In some cases (e.g., with respect to futures and forwards that are contractually required to “cash-settle”), the fund is permitted under relevant guidance from the SEC or SEC staff to set aside assets with respect to an investment transaction in the amount of its net (marked-to-market) obligations thereunder, rather than the full notional amount of the transaction. By setting aside assets equal only to its net obligations, the fund will have the ability to employ leverage to a greater extent than if it set aside assets equal to the notional amount of the transaction, which may increase the risk associated with such investments.

Each Putnam fund (other than Putnam RetirementReady® Funds, Putnam Global Sector Fund and Putnam Money Market Liquidity Fund) participates in committed and uncommitted lines of credit with State Street Bank and Trust Company. These lines of credit are intended to provide a temporary source of cash in extraordinary or emergency circumstances, such as unexpected shareholder redemption requests. The fund may pay a commitment or other fee to maintain a line of credit, in addition to the stated interest rate.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, options, hybrid instruments, forward contracts, swap agreements and structured investments, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value or other attributes of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus and in this SAI. The fund’s use of derivatives may cause the fund to recognize higher amounts of short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates, and higher amounts of ordinary income, and more generally may affect the timing, character and amount of a fund’s distributions to shareholders. The fund’s use of commodity-linked derivatives

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can bear on or be limited by the fund’s intention to qualify as a “regulated investment company” under the Code, as discussed in “Taxes” below. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. The fund’s use of certain derivatives may in some cases involve forms of financial leverage, which involves risk and may increase the volatility of the fund’s net asset value. See “—Borrowing and Other Forms of Leverage.” In its use of derivatives, the fund may take both long positions (the values of which move in the same direction as the prices of the underlying investments, pools of investments, indexes or currencies), and short positions (the values of which move in the opposite direction from the prices of the underlying investments, pools of investments indexes or currencies).

Short positions may involve greater risks than long positions, as the risk of loss may be theoretically unlimited (unlike a long position, in which the risk of loss may be limited to the amount invested). The fund may use derivatives that combine “long” and “short” positions in order to capture the difference between underlying investments, pools of investments, indices or currencies.

Exchange Traded Notes

The fund may invest in exchange traded notes (“ETNs”). ETNs are typically senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market index less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. The fund may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index. ETNs do not make periodic interest payments and principal is not protected.

The market value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand of the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer. The market value of an ETN may differ from the performance of the applicable market index and there may be times when an ETN trades at a premium or discount. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities underlying the market index that the ETN seeks to track. A change in the issuer’s credit rating may also impact the value of an ETN despite the underlying market index remaining unchanged. ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (the “IRS”) will accept, or a court will uphold, how the fund characterizes and treats ETNs for tax purposes.

An ETN that is tied to a specific market index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market index. ETNs also incur certain expenses not incurred by their applicable market index, and the fund would bear a proportionate share of any fees and expenses borne by the ETN in which it invests.

The fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing and there can be no assurance that a secondary market will exist for an ETN. Some ETNs that use leverage in an effort to amplify the returns of an underlying market index can, at times, be relatively illiquid and may therefore be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater. The extent of the fund’s investment in commodity-linked ETNs, if any, is limited by tax considerations. For more information regarding the tax treatment of commodity-linked ETNs, please see “Taxes” below.

ETNs are generally similar to structured investments and hybrid instruments. For discussion of these investments and the risks generally associated with them, see “Hybrid Instruments” and “Structured Investments” in this SAI.

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Floating Rate and Variable Rate Demand Notes

The fund may purchase taxable or tax-exempt floating rate and variable rate demand notes for short-term cash management or other investment purposes. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

Foreign Currency Transactions

To manage its exposure to foreign currencies, the fund may engage in foreign currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options. In addition, the fund may engage in these transactions for the purpose of increasing its return. Foreign currency transactions involve costs, and, if unsuccessful, may reduce the fund’s return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received. The fund may also engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which securities the fund intends to buy are denominated or quoted).

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency or for other hedging or non-hedging purposes. If conditions warrant, for hedging or non-hedging purposes, the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. The fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

A foreign currency futures contract is a standardized exchange-traded contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange, and have margin requirements.

A foreign currency forward contract is a negotiated agreement to exchange currency at a future time, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. The contract price may be higher or lower than the current spot rate. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects.

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For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. In addition, forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so that no intermediary is required. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts may be effected only on a commodities exchange or board of trade which provides a secondary market in such contracts; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

As noted above, the fund may purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the euro, the joint currency of most countries in the European Union.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies may be affected by all of those factors which influence foreign exchange rates and investments generally.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such

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transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they involve costs to the fund and tend to limit any potential gain which might result from the increase in value of such currency.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In this situation, the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will set aside liquid assets on its books to cover forward contracts used for non-hedging purposes.

In addition, the fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies -- the U.S. dollar and the foreign currency in question. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's

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portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

Foreign Investments and Related Risks

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. In addition, the fund is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a fund's income has been earned and translated into U.S. dollars (but before payment), the fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. In addition, there may be less (or less effective) regulation of exchanges, brokers and listed companies in some foreign countries. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than in the United States.

Foreign settlement procedures and trade regulations may be more complex and involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets. For example, settlement of transactions involving foreign securities or foreign currencies (see below) may occur within a foreign country, and the fund may accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may pay fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political, social or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Note on MSCI Indices. MSCI, Inc. (MSCI) publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. Putnam Management believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

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Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in developing countries, also known as "emerging markets." For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of investments in emerging markets and the availability of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value or prospects of an investment in such securities.

American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing in foreign securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

Forward Commitments and Dollar Rolls

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in

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addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

The fund may enter into dollar roll transactions (generally using TBAs) in which it sells a fixed income security for delivery in the current month and simultaneously contracts to purchase similar securities (for example, same type, coupon and maturity) at an agreed upon future time. By engaging in a dollar roll transaction, the fund foregoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The fund would also be able to earn interest on the proceeds of the sale before they are reinvested. The fund accounts for dollar rolls as purchases and sales. Because cash (or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees) in the amount of the fund’s commitment under a dollar roll is set aside on the fund’s books, the fund does not consider these transactions to be borrowings for purposes of its investment restrictions.

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the fund may be adversely affected.

Futures Contracts and Related Options

Subject to applicable law, the fund may invest without limit in futures contracts and related options for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market. Examples of futures contracts that the fund may use (which may include single-security futures) include, without limitation, U.S. Treasury security futures, index futures, corporate or municipal bond futures, Government National Mortgage Association certificate futures, interest rate swap futures, and Eurodollar futures. In addition, as described elsewhere in this SAI, the fund may use foreign currency futures.

Although futures contracts (other than index futures and futures based on the volatility or variance experienced by an index) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the

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contracts are closed out before the settlement date without the making or taking of delivery. Index futures and futures based on the volatility or variance experienced by an index do not call for actual delivery or acceptance of commodities or securities, but instead require cash settlement of the futures contract on the settlement date specified in the contract. Such contracts may also be closed out before the settlement date. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Instead, upon entering into a contract, the fund is required to deliver to the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

The fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (the "CEA"), and therefore, is not subject to registration or regulation as a pool operator under the CEA.

Index futures. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

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For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected U.S. common stocks. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are currently to buy or sell 250 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

Options on futures contracts. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the underlying asset on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or indices or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner, and involve the same risks, as options purchased or written directly on the underlying investments. In addition, the fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts. The writing of an option on a futures contract involves risks similar to those relating to the sale of futures contracts.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts generally involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments.

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates and market movements, and, in the case of index futures and futures based on the volatility or variance experienced by an index, Putnam Management’s ability to predict the future level of the

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index or the future volatility or variance experienced by an index. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio, which may differ from those that comprise the index, may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities or other assets underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures used by the fund and the portion of the portfolio being hedged, the prices of futures may not correlate perfectly with movements in the underlying asset due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the expected relationship between the underlying asset and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the underlying asset and movements in the prices of related futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Hybrid Instruments

These instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt security, preferred stock, warrant, convertible security,

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certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, “benchmarks”).

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or pays interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by the fund may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of less than par if rates were above the specified level. Furthermore, a fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor the

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fund would have to consider and monitor. In addition, uncertainty regarding the tax treatment of hybrid instruments may reduce demand for such instruments. Tax considerations may also limit the extent of the fund’s investments in certain hybrid instruments. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Inflation-Protected Securities

The fund may invest in U.S. Treasury Inflation Protected Securities (“U.S. TIPS”), which are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation. The fund may also invest in other inflation-protected securities issued by non-U.S. governments or by private issuers. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, the fund will be subject to deflation risk with respect to its investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If the fund purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation. The fund may also invest in other inflation-related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

The periodic adjustment of U.S. TIPS is currently tied to the CPI-U, which is calculated by the U.S. Department of Treasury. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected bonds issued by a non-U.S. government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can no assurance that the CPI-U or any non-U.S. inflation index will accurately measure the real rate of inflation in the prices of goods and services. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure. In addition, there can be no assurance that the rate of inflation in a non-U.S. country will be correlated to the rate of inflation in the United States.

In general, the value of inflation-protected bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-protected bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected bonds. If inflation is lower than expected during the period the fund holds the security, the fund may earn less on the security than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, when the fund invests in inflation-protected securities, it could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company and to eliminate any fund-level income tax liability under the Code.

The U.S. Treasury began issuing inflation-protected bonds in 1997. Certain non-U.S. governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation-protected bonds, and there may be a more liquid market in certain of these countries for these securities.

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Initial Public Offerings

The fund may purchase debt or equity securities in initial public offerings (“IPOs”). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. Securities issued in an IPO frequently are very volatile in price, and the fund may hold securities purchased in an IPO for a very short period of time. As a result, the fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

At any particular time or from time to time the fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Putnam funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease.

Interfund Borrowing and Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls, the fund has entered into a Master Interfund Lending Agreement by and among each Putnam fund and Putnam Management (the “Interfund Lending Agreement”) under which the fund would lend or borrow money for temporary purposes directly to or from another Putnam fund (an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the fund permitting such Interfund Loans. All Interfund Loans would consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-term instruments. At this time, Putnam Money Market Liquidity Fund is the only Putnam fund expected to make its uninvested cash reserves available for Interfund Loans.

If the fund has outstanding borrowings, any Interfund Loans to the fund (a) would be at an interest rate equal to or lower than that of any outstanding bank loan, (b) would be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, and (c) would have a maturity no longer than any outstanding bank loan (and in any event not over seven days). In addition, if an event of default were to occur under any agreement evidencing an outstanding bank loan to the fund, the event of default would automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and such a call would be deemed made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

The fund may make an unsecured borrowing under the Interfund Lending Agreement if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the fund has a secured loan outstanding from any other lender, including but not limited to another Putnam fund, the fund’s Interfund Loan would be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan secured by collateral. If the fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the fund may borrow through the credit facility on a secured basis only. All secured Interfund Loans would be secured by the pledge of segregated collateral with a market value equal to at least 102% of the outstanding principal value of the Interfund Loan. The fund may not borrow from any source if its total outstanding borrowings immediately after the borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the fund’s fundamental investment restrictions.

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The fund may not lend to another Putnam fund under the Interfund Lending Agreement if the Interfund Loan would cause its aggregate outstanding Interfund Loans to exceed 15% of the fund’s current net assets at the time of the Interfund Loan. The fund’s Interfund Loans to any one fund may not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans would be limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other would be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. If the fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due.

Inverse Floaters

These securities have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels – rising when prevailing short-term interest rate fall, and vice versa. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities. The fund currently does not intend to invest more than 15% of its assets in inverse floating obligations.

Investment Ratings

The securities in which money market funds invest must be rated in one of the two highest short-term rating categories (without regard for gradations or subcategories) by one or more Nationally Recognized Statistical Rating Organizations (NRSROs) or be deemed by Putnam Management to be of comparable quality to securities having such ratings. Money market funds will rely on the two highest ratings given to a security by the NRSROs for purposes of complying with this requirement. If one or both of the two highest ratings are in the second highest short-term rating category, the security is treated as a Second Tier Security. Generally, Rule 2a-7 of the 1940 Act prohibits a money market fund from investing more than 3% of its assets in Second Tier Securities. Money market funds comply with these rating requirements at the time a security is acquired. If a security is downgraded to Second Tier after its acquisition, the money market funds may continue to hold the security even if the portfolio exceeds Rule 2a-7’s limits on Second Tier Securities. Other factors, such as substantial redemptions, may cause a money market fund’s portfolio to exceed Rule 2a-7 limits on the acquisition of securities. A money market fund may continue to hold securities in excess of these limits, even if the fund has the right to tender the security for purchase for its amortized cost value.

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Legal and Regulatory Risks Relating to Investment Strategy

The fund may be adversely affected by new (or revised) laws or regulations that may be imposed by the CFTC, the SEC, the U.S. Federal Reserve or other banking regulators, or other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets. These agencies are empowered to promulgate a variety of rules pursuant to financial reform legislation in the United States. The fund may also be adversely affected by changes in the enforcement or interpretation of existing statutes and rules. The regulatory environment for private funds is evolving, and changes in the regulation of private funds may adversely affect the value of the investments held by the fund and the ability of the fund to execute its investment strategy. In addition, the securities and futures markets are subject to comprehensive statutes, regulations and margin requirements. The CFTC, the SEC, the Federal Deposit Insurance Corporation, other regulators and self-regulatory organizations and exchanges are authorized to take extraordinary actions in the event of market emergencies. The regulation of derivatives transactions and funds that engage in such transactions is an evolving area of law and is subject to modification by government and judicial action.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including new clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, adversely affect the value of the investments held by the fund, restrict the fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and the fund may be unable to execute its investment strategy as a result. It is unclear how the regulatory changes will affect counterparty risk.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if the fund does not intend to exceed applicable position limits, it is possible that different clients managed by Putnam Management and its affiliates may be aggregated for this purpose. Any modification of trading decisions or elimination of open positions that may be required to avoid exceeding such limits may adversely affect the profitability of the fund.

The SEC has in the past adopted interim rules requiring reporting of all short positions above a certain threshold and is expected to adopt rules requiring monthly public disclosure in the future. In addition, other non-U.S. jurisdictions where the fund may trade have adopted reporting requirements. If the fund’s short positions or its strategy become generally known, the fund’s ability to implement its investment strategy could be adversely affected. In particular, other investors could cause a “short squeeze” in the securities held short by the fund forcing the fund to cover its positions at a loss. Such reporting requirements may also limit the fund’s ability to access management and other personnel at certain companies where the fund seeks to take a short position. In addition, if other investors engage in copycat behavior by taking positions in the same issuers as the fund, the cost of borrowing securities to sell short could increase drastically and the availability of such securities to the fund could decrease drastically. In addition, the SEC recently proposed additional restrictions on short sales, which could restrict the fund’s ability to engage in short sales in certain circumstances. The SEC and regulatory authorities in other jurisdictions may adopt (and in certain cases, have adopted) bans on short sales of certain securities in response to market events. Bans on short selling may make it impossible for the fund to execute certain investment strategies.

Recently enacted federal legislation requires the adoption of regulations that will require any creditor that makes a loan and any securitizer of a loan to retain at least 5% of the credit risk on any loan that is transferred, sold or conveyed by such creditor or securitizer. It is currently unclear how these requirements will apply to loan

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participations, syndicated loans, and loan assignments. Investors, such as the fund, that seek or hold investments in loans could be adversely affected by the regulation.

Lower-rated Securities

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See "SECURITIES RATINGS."

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's fixed-income assets. Conversely, during periods of rising interest rates, the value of the fund's fixed-income assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in an issue of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of

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tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories.

Money Market Instruments

Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (i.e., certificates of deposit and bankers’ acceptances), repurchase agreements and various government obligations, such as Treasury bills. These instruments have a remaining maturity of one year or less and are generally of high credit quality. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the IRS nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security (that is, backed by a pool of assets representing the obligations of a number of different issuers), in which case certain of the risks discussed in “Mortgage-backed and Asset-backed securities” would apply. Commercial paper is traded primarily among institutions.

Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund may invest in bankers’ acceptances issued by banks with deposits in excess of $2 billion (or the foreign currency equivalent) at the close of the last calendar year. If the Trustees change this minimum deposit requirement, shareholders would be notified. Other Putnam funds may invest in bankers’ acceptances without regard to this requirement.

In accordance with rules issued by the SEC, the fund may from time to time invest all or a portion of its cash balances in money market and/or short-term bond funds advised by Putnam Management. In connection with such investments, Putnam Management may waive a portion of the advisory fees otherwise payable by the fund. See “Charges and expenses” in Part I of this SAI for the amount, if any, waived by Putnam Management in connection with such investments.

Mortgage-backed and Asset-backed Securities

Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements.

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Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-backed securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-backed securities in an investment that provides as high a yield as the mortgage-backed securities. Consequently, early payment associated with mortgage-backed securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-backed securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-backed securities. If the life of a mortgage-backed security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Adjustable rate mortgage securities (“ARMs”), like traditional mortgage-backed securities, are interests in pools of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. Unlike fixed-rate mortgage-backed securities, ARMs are collateralized by or represent interests in mortgage loans with variable rates of interest. These interest rates are reset at periodic intervals, usually by reference to an interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on, among other things, changes in market interest rates or changes in the issuer’s creditworthiness. If rates increase due to a reset, the risk of default by underlying borrowers may increase. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in the interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. The fund may also invest in “hybrid” ARMs, whose underlying mortgages combine fixed-rate and adjustable rate features.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. The automatic interest rate adjustment feature of mortgages underlying ARMs likewise reduces the ability to lock-in attractive rates. As a result, mortgage-backed and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral.

At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.

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CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time. The fund currently does not intend to invest more than 35% of its assets in IOs and POs under normal market conditions.

The risks associated with other asset-backed securities (including in particular the risks of issuer default and of early prepayment) are generally similar to those described above for CMOs. In addition, because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles, rather than by real property.

Asset-backed securities may be collateralized by the fees earned by service providers. The value of asset-backed securities may be substantially dependent on the servicing of the underlying asset and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. In certain circumstances, the mishandling of related documentation may also affect the rights of the security holders in and to the underlying collateral. The insolvency of entities that generate receivables or that utilize the assets may result in added costs and delays in addition to losses associated with a decline in the value of the underlying assets.

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Options on Securities

Writing covered options. The fund may write covered call options and covered put options on optionable securities held in its portfolio or that it has an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books), when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges) or have an absolute and immediate right to acquire without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees, in such amount as are set aside on the fund’s books). In the case of put options, the fund will set aside on its books assets determined to be liquid by Putnam Management in accordance with procedures established by the Trustees and equal in value to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, if the fund holds the security, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. If the fund does not hold the underlying security, the fund bears the risk that, if the market price exceeds the option strike price, the fund will suffer a loss equal to the difference at the time of exercise. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs. The fund

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may also purchase put options for other investment purposes, including to take a short position in the security underlying the put option.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. The fund may also purchase call options for other investment purposes.

Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. For example, if a fund is unable to purchase a security underlying a put option it had purchased, the fund may be unable to exercise the put option. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit

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delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if it is unable to exercise the put option prior to its expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities. The fund may use both European-style options, which are only exercisable immediately prior to their expiration, and American-style options, which are exercisable at any time prior to the expiration date.

In addition to options on securities and futures, the fund may also enter into options on futures, swaps, or other instruments as described elsewhere in this SAI.

Preferred Stocks and Convertible Securities

The fund may invest in preferred stocks or convertible securities. A preferred stock generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer's assets but is junior to the debt securities of the issuer in those same respects. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer's creditworthiness than are the prices of debt securities. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Under ordinary circumstances, preferred stock does not carry voting rights. In addition, many preferred stocks may be called or redeemed prior to their maturity by the issuer under certain conditions.

Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. Convertible securities generally have less potential for gain than common stocks.

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The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in preferred stocks and convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

Private Placements and Restricted Securities

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

While such private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 (the “Securities Act”) or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the fund to sell them promptly at an acceptable price. The fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. In addition, market quotations are less readily available. The judgment of Putnam Management may at times play a greater role in valuing these securities than in the case of publicly traded securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act. The fund may be deemed to be an "underwriter" for purposes of the Securities Act when selling restricted securities to the public, and in such event the fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading. The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees and the Trustees have delegated such authority to Putnam Management.

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Real Estate Investment Trusts (REITs)

The fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. Like regulated investment companies such as the fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code. The fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the fund’s own expenses.

REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default, the likelihood of which is increased for mortgage REITs that invest in sub-prime mortgages. REITs, and mortgage REITs in particular, are also subject to interest rate risk. REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Code requires), and are subject to heavy cash flow dependency and the risk of default by borrowers. REITs are also subject to the possibility of failing to qualify for tax-free pass-through of income under the Code or failing to maintain their exemptions from registration under the 1940 Act. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

The fund's investment in a REIT may require the fund to accrue and distribute income not yet received or may result in the fund making distributions that constitute a return of capital to fund shareholders for federal income tax purposes or may require the fund to accrue and distribute income not yet received. In addition, distributions by a fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Redeemable Securities

Certain securities held by the fund may permit the issuer at its option to "call" or redeem its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Repurchase Agreements

Each fund may enter into repurchase agreements amounting to not more than 25% of its total assets, except that this 25% limitation does not apply to repurchase agreements entered into in connection with short sales and to investments by a money market fund and Putnam Short Term Investment Fund. Money market funds and Putnam Short Term Investment Fund may invest without limit in repurchase agreements. A repurchase agreement is a contract under which the fund, the buyer under the contract, acquires a security subject to the obligation of the seller (or repurchase agreement counterparty) to repurchase, and the fund to resell, the security at a fixed time and price, which represents the fund's cost plus interest (or, for repurchase agreements under which the fund acquires a security and then sells it short, the fund’s cost of “borrowing” the security). A repurchase agreement with a stated maturity of longer than one week is considered an illiquid investment. It is the fund's present intention to enter into repurchase agreements only with banks and registered broker-dealers. The fund may enter into repurchase agreements, including with respect to securities it wishes to sell short. See “Short Sales” in this SAI. Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, settlement may be made by delivery of cash equal to the difference between (a) the sum

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of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement.

The fund may be exposed to the credit risk of the repurchase agreement counterparty (or seller) in the event that the counterparty is unable to close out the repurchase agreement in accordance with its terms. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the SEC, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

The fund may also enter into reverse repurchase agreements. Under a reverse repurchase agreement, the fund sells portfolio assets subject to an agreement by the fund to repurchase the same assets at an agreed upon price and date. The fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the fund’s right to repurchase the securities. The fund’s use of reverse repurchase agreements also subjects the fund to interest costs based on the difference between the sale and repurchase price of a security involved in such a transaction. Additionally, reverse repurchase agreements entail the same risks as over-the-counter derivatives. These include the risk that the counterparty to the reverse repurchase agreement may not be able to fulfill its obligations, as discussed above, that the parties may disagree as to the meaning or application of contractual terms, or that the instrument may not perform as expected.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before the fund can dispose of it. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities. The fund may pay fees in connection with arranging loans of its portfolio securities.

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Securities of Other Investment Companies

Securities of other investment companies, including shares of open- and closed-end investment companies and unit investment trusts (which may include exchange-traded funds (“ETFs”)), represent interests in collective investment portfolios that, in turn, invest directly in underlying instruments. The fund may invest in other investment companies when it has more uninvested cash than Putnam Management believes is advisable, when it receives cash collateral from securities lending arrangements, when there is a shortage of direct investments available, or when Putnam Management believes that investment companies offer attractive values.

Investment companies may be structured to perform in a similar fashion to a broad-based securities index or may focus on a particular strategy or class of assets. ETFs typically seek to track the performance or dividend yield of specific indexes or companies in related industries. These indexes may be broad-based, sector-based or international. Investing in investment companies involves substantially the same risks as investing directly in the underlying instruments, but also involves expenses at the investment company-level, such as portfolio management fees and operating expenses. These expenses are in addition to the fees and expenses of the fund itself, which may lead to duplication of expenses while the fund owns another investment company’s shares. In addition, investing in investment companies involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the underlying instruments or index. To the extent the fund invests in other investment companies that are professionally managed, its performance will also depend on the investment and research abilities of investment managers other than Putnam Management.

Open-end investment companies typically offer their shares continuously at net asset value plus any applicable sales charge and stand ready to redeem shares upon shareholder request. The shares of certain other types of investment companies, such as ETFs and closed-end investment companies, typically trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. In the case of closed-end investment companies, the number of shares is typically fixed. The securities of closed-end investment companies and ETFs carry the risk that the price the fund pays or receives may be higher or lower than the investment company’s net asset value. ETFs and closed-end investment companies are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts due to market conditions or other reasons, based on the policies of the relevant exchange. The shares of investment companies, particularly closed-end investment companies, may also be leveraged, which would increase the volatility of the fund’s net asset value.

The extent to which the fund can invest in securities of other investment companies, including ETFs, is generally limited by federal securities laws. For more information regarding the tax treatment of ETFs, please see “Taxes” below.

Short Sales

The fund may engage in short sales of securities either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the fund does not own declines in value. Short sales are transactions in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the short position. The fund may also engage in short sales by entering into a repurchase agreement with respect to the security it wishes to sell short. See “– Repurchase Agreements” in this SAI. The fund will incur a gain if the price of the security declines between the date of the short sale and the date on which the fund replaces the borrowed security (or closes out the related repurchase agreement); and the fund will incur a loss if the price of the security increases between those dates. Such a loss is theoretically unlimited since the potential increase in the market price of the security sold short is not limited. Until the security is replaced, the fund must pay the lender (or repurchase agreement counterparty) any dividends or interest that accrues during the period of the loan (or repurchase agreement). To borrow (or enter into a repurchase agreement with respect to) the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The fund’s successful use of short sales is subject to Putnam Management’s ability to accurately predict movements in the market price of the

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security sold short. Short selling may involve financial leverage because the fund is exposed both to changes in the market price of the security sold short and to changes in the value of securities purchased with the proceeds of the short sale, effectively leveraging its assets. Under adverse market conditions, a fund may have difficulty purchasing securities to meet its short sale delivery obligations, and may be required to close out its short position at a time when the fund would not choose to do so, and may therefore have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations may not favor such sales. While the fund has an open short position, it will segregate, by appropriate notation on its books or the books of its custodian, cash or liquid assets at least equal in value to the market value of the securities sold short. The segregated amount will be “marked-to-market” daily. Because of this segregation, the fund does not consider these transactions to be “senior securities” for purposes of the 1940 Act. In connection with short sale transactions, the fund may be required to pledge certain additional assets for the benefit of the securities lender (or repurchase agreement counterparty) and the fund may, while such assets remain pledged, be limited in its ability to invest those assets in accordance with the fund’s investment strategies.

Certain of the repurchase agreements related to securities sold short may provide that, at the option of the fund, in lieu of delivering the securities sold short, settlement may be made by delivery of cash equal to the difference between (a) the sum of (i) the market value of the securities sold short at the time the repurchase agreement is closed out and (ii) transaction costs associated with the acquisition in the market by the repurchase agreement counterparty of the securities sold short and (b) the repurchase price specified in the repurchase agreement. Because that cash amount represents the fund’s maximum loss in the event of the insolvency of the counterparty, the fund will, except where the local market practice for foreign securities to be sold short requires payment prior to delivery of such securities, treat such amount, rather than the full notional amount of the repurchase agreement, as its “investment” in securities of the counterparty for purposes of all applicable investment restrictions, including its fundamental policy with respect to diversification.

Short-term Trading

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Special Purpose Acquisition Companies

The fund may invest in stock, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. Government securities, money market securities and cash; if an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders. Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In

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addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Structured Investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

Swap Agreements

The fund may enter into swap agreements and other types of over-the-counter transactions such as caps, floors and collars with broker-dealers or other financial institutions for hedging or investment purposes. A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index or other underlying financial measure exceeds a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index or other underlying financial measure falls or other underlying measure below a predetermined value on a predetermined date or dates, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of a cap and a floor.

Swap agreements and similar transactions can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structures, swap agreements may increase or decrease the fund's exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, mortgage rates, corporate borrowing rates, or other factors such as security prices, inflation rates or the volatility of an index or one or more securities. For example, if the fund agrees to exchange payments in U.S. dollars for payments in a non-U.S. currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to that non-U.S. currency and interest rates. The fund may also engage in total return swaps, in which payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity or fixed-income security, a combination of such securities, or an index). A total return swap may add leverage to a portfolio by providing investment exposure to an underlying asset or market where the fund does not own or take physical custody of such asset or invest directly in such market.

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The fund’s ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the fund. If a counterparty's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the fund will have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of a counterparty's insolvency. Under certain circumstances, suitable transactions may not be available to the fund, or the fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.

The fund may also enter into options on swap agreements ("swaptions"). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. Swaptions are generally subject to the same risks involved in the fund’s use of options. See “—Options on Securities.”

A credit default swap is an agreement between the fund and a counterparty that enables the fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). The fund may enter into credit default swap contracts for investment purposes. As a credit protection seller in a credit default swap contract, the fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or non-U.S. corporate issuer, on the debt obligation. In return for its obligation, the fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the fund would keep the stream of payments and would have no payment obligations. As the seller, the fund would be subject to investment exposure on the notional amount of the swap.

The fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers or profit from changes in the creditworthiness of the particular issuer(s) (also known as “buying credit protection”). In these cases, the fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the fund’s return.

Tax-exempt Securities

General description. As used in this SAI, the term "Tax-exempt Securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) the corresponding state’s personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax-exempt Securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

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Short-term Tax-exempt Securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term Tax-exempt Securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and (if applicable) state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute Tax-exempt Securities, although the current federal tax laws place substantial limitations on the size of such issues.

Tax-exempt Securities share many of the structural features and risks of other bonds, as described elsewhere in this SAI. For example, the fund may purchase callable Tax-exempt Securities, zero-coupon Tax-exempt Securities, or “stripped” Tax-exempt Securities, which entail additional risks. The fund may also purchase structured or asset-backed Tax-exempt Securities, such as the securities (including preferred stock) of special purpose entities that hold interests in the Tax-exempt Securities of one or more issuers and issue “tranched” securities that are entitled to receive payments based on the cash flows from those underlying securities. See “—Redeemable securities,” “—Zero-coupon and Payment-in-kind Bonds,” “—Structured investments,” and “—Mortgage-backed and Asset-backed Securities” in this SAI. Structured Tax-exempt Securities may involve increased risk that the interest received by the fund may not be exempt from federal or state income tax, or that such interest may result in liability for the alternative minimum tax for shareholders of the fund. For example, in certain cases, the issuers of certain securities held by a special purpose entity may not have received an unqualified opinion of bond counsel that the interest from the securities will be exempt from federal income tax and (if applicable) the corresponding state’s personal income tax.

The amount of information about the financial condition of an issuer of Tax-exempt Securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. As a result, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities of better-known issuers.

Escrow-secured or pre-refunded bonds. These securities are created when an issuer uses the proceeds from a new bond issue to buy high grade, interest-bearing debt securities, generally direct obligations of the U.S. government, in order to redeem (or “pre-refund”), before maturity, an outstanding bond issue that is not immediately callable. These securities are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bond until that bond’s call date. Pre-refunded bonds often receive an ‘AAA’ or equivalent rating. Because pre-refunded bonds still bear the same interest rate, and have a very high credit quality, their price may increase. However, as the original bond approaches its call date, the bond's price will fall to its call price.

Residual interest bonds. The fund may invest in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or a periodic auction process, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

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Tobacco Settlement Revenue Bonds. The fund may invest in tobacco settlement revenue bonds, which are secured by an issuing state’s proportionate share of payments under the Master Settlement Agreement (“MSA”). The MSA is an agreement that was reached out of court in November 1998 between 46 states and six U.S. jurisdictions and tobacco manufacturers representing an overwhelming majority of U.S. market share. The MSA provides for annual payments by the manufacturers to the states and jurisdictions in perpetuity in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. The MSA established a base payment schedule and a formula for adjusting payments each year. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA. Within some states, certain localities may in turn be allocated a specific portion of the state’s MSA payment pursuant to an arrangement with the state.

A number of state and local governments have securitized the future flow of payments under the MSA by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the fund, are dependent on the receipt of future settlement payments by the state or its instrumentality. The actual amount of future settlement payments may vary based on, among other things, annual domestic cigarette shipments, inflation, the financial capability of participating tobacco companies, and certain offsets for disputed payments. Payments made by tobacco manufacturers could be reduced if cigarette shipments continue to decline below the base levels used in establishing manufacturers’ payment obligations under the MSA. Demand for cigarettes in the U.S. could continue to decline based on many factors, including, without limitation, anti-smoking campaigns, tax increases, price increases implemented to recoup the cost of payments by tobacco companies under the MSA, reduced ability to advertise, enforcement of laws prohibiting sales to minors, elimination of certain sales venues such as vending machines, and the spread of local ordinances restricting smoking in public places.

Because tobacco settlement bonds are backed by payments from the tobacco manufacturers, and generally not by the credit of the state or local government issuing the bonds, their creditworthiness depends on the ability of tobacco manufacturers to meet their obligations. The bankruptcy of an MSA-participating manufacturer could cause delays or reductions in bond payments, which would affect the fund’s net asset value. Under the MSA, a market share loss by MSA-participating tobacco manufacturers to non-MSA participating manufacturers would also cause a downward adjustment in the payment amounts under some circumstances.

The MSA and tobacco manufacturers have been and continue to be subject to various legal claims, including, among others, claims that the MSA violates federal antitrust law. In addition, the United States Department of Justice has alleged in a civil lawsuit that the major tobacco companies defrauded and misled the American public about the health risks associated with smoking cigarettes. An adverse outcome to this lawsuit or to any other litigation matters or regulatory actions relating to the MSA or affecting tobacco manufacturers could adversely affect the payment streams associated with the MSA or cause delays or reductions in bond payments by tobacco manufacturers.

In addition to the risks described above, tobacco settlement revenue bonds are subject to other risks described in this SAI, including the risks of asset-backed securities discussed under “Mortgage-backed and Asset-backed Securities.”

Participation interests (Money Market Funds only). The money market funds may invest in Tax-exempt Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Tax-exempt Securities, provided that, in the opinion of counsel, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Tax-exempt Securities will be exempt from federal income tax to the same extent as interest on the Tax-exempt Securities. The money market funds may also invest in Tax-exempt Securities by purchasing from banks participation interests in all or part of specific holdings of Tax-exempt Securities. These participations may be backed in whole or in part by an irrevocable

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letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the money market funds in connection with the arrangement. The money market funds will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the IRS that interest earned by it on Tax-exempt Securities in which it holds such participation interests is exempt from federal income tax. No money market fund expects to invest more than 5% of its assets in participation interests.

Stand-by commitments. When the fund purchases Tax-exempt Securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those Tax-exempt Securities. A stand-by commitment may be considered a security independent of the Tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying Tax-exempt security to a third party at any time. The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. The fund does not expect to assign any value to stand-by commitments.

Yields. The yields on Tax-exempt Securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the Tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the Tax-exempt Securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-exempt Securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of Tax-exempt Securities or changes in the investment objectives of investors. Subsequent to purchase by the fund, an issue of Tax-exempt Securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the fund. Putnam Management will consider such an event in its determination of whether the fund should continue to hold an investment in its portfolio. Downgrades of Tax-exempt Securities held by a money market fund may require the fund to sell such securities, potentially at a loss.

"Moral obligation" bonds. The fund may invest in so-called “moral obligation” bonds, where repayment of the bond is backed by a moral (but not legally binding) commitment of an entity other than the issuer, such as a state legislature, to pay. Such a commitment may be in addition to the legal commitment of the issuer to repay the bond or may represent the only payment obligation with respect to the bond (where, for example, no amount has yet been specifically appropriated to pay the bond. See “—Municipal leases” below.)

Municipal leases. The fund may acquire participations in lease obligations or installment purchase contract obligations (collectively, “lease obligations”) of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged. Certain of these lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a “non-appropriation” lease, the fund’s ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

Additional risks. Securities in which the fund may invest, including Tax-exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power, ability or willingness of issuers to meet

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their obligations for the payment of interest and principal on their Tax-exempt Securities may be materially affected.

From time to time, legislation may be introduced or litigation may arise that may restrict or eliminate the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of Tax-exempt Securities. Further proposals limiting the issuance of Tax-exempt Securities may well be introduced in the future. If it appeared that the availability of Tax-exempt Securities for investment by the fund and the value of the fund's portfolio could be materially affected by such changes in law, the Trustees of the fund would reevaluate its investment objective and policies and consider changes in the structure of the fund or its dissolution. Shareholders should consult their tax advisers for the current law on tax-exempt bonds and securities.

Warrants

The fund may invest in warrants, which are instruments that give the fund the right to purchase certain securities from an issuer at a specific price (the “strike price”) for a limited period of time. The strike price of warrants typically is much lower than the current market price of the underlying securities, yet they are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying securities and do not represent any rights in the assets of the issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

In addition to warrants on securities, the fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

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Zero-coupon and Payment-in-kind Bonds

The fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements under the Code.

TAXES

The following discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income of a regulated investment company derived from an interest in a “qualified

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publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in paragraph (b) above, identification of the issuer (or, in some cases, issuers) of a particular fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the fund’s ability to meet the diversification test in (b) above. Also, for the purposes of the diversification test in paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the fund were to fail to meet the income, diversification or distribution test described above, the fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders, and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

The fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any). The fund may distribute its net capital gain. Investment company taxable income (which is retained by the fund) will be subject to tax at regular corporate rates. The fund may also retain for investment its net capital gain. If the fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If the fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income and its earnings and profits, a regulated investment company may also elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the

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taxable year after October 31) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the fund fails to distribute in a calendar year at least an amount generally equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

The fund distributes its net investment income and capital gains to shareholders as dividends annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid federal income or excise tax. Under current law, provided it is not treated as a “personal holding company” for federal income tax purposes, the fund may treat the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the undistributed investment company taxable income and capital gain of the fund as a distribution of investment company taxable income and net capital gain on the fund’s tax return. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the fund is required to distribute as dividends to shareholders in order for the fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the fund; the total return on a shareholder’s investment will not be reduced as a result of the distribution policy. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

Fund distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund’s investment income and net short-term capital gains. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares of the fund or other Putnam funds.

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Taxes on distributions of capital gains are determined by how long the fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter the fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards) that are properly reported by the fund as capital gain dividends (“Capital Gain Dividends”) will be treated as long-term capital gains includible in and taxed at the reduced rates applicable to a shareholder’s net capital gain. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income.

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For taxable years beginning on or after January 1, 2013, Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. The details of the implementation of this tax and of the calculation of net investment income, among other issues, are currently unclear and remain subject to future guidance. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the fund of net investment income and capital gains (other than exempt-interest dividends) as described above, and (ii) any net gain from the sale, exchange or other taxable disposition of fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the fund.

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Distributions of investment income reported by the fund as “qualified dividend income” received by an individual will be taxed at the reduced rates applicable to long-term capital gain. In order for some portion of the dividends received by a fund shareholder to be qualified dividend income, the fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund’s shares. A dividend will not be treated as qualified dividend income (at either the fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. The fund generally expects to report eligible dividends as qualified dividend income.

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In general, distributions of investment income reported by the fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such fund’s shares. In any event, if the aggregate qualified dividends received by the fund during any taxable year are 95% or more of its gross income, then 100% of the fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

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In general, fixed-income and money market funds receive interest, rather than dividends, from their portfolio securities. As a result, it is not currently expected that any significant portion of such funds’ distributions to shareholders will be derived from qualified dividend income. For information regarding qualified dividend income received from underlying funds, see “Funds of funds” below.

In general, dividends of net investment income received by corporate shareholders of the fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the fund from domestic corporations for the taxable year. A dividend received by the fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such

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date in the case of certain preferred stock) or (2) to the extent that the fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)) For information regarding eligibility for the dividends-received deduction of dividend income derived from an underlying fund, see “Funds of funds” below.

Exempt-interest dividends. A fund will be qualified to pay exempt-interest dividends to its shareholders if, at the close of each quarter of the fund’s taxable year, at least 50% of the total value of the fund’s assets consists of obligations the interest on which is exempt from federal income tax under Section 103(a) of the Code. In some cases, the fund may also pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests (see “Funds of funds,” below). Distributions that the fund reports as exempt-interest dividends are treated as interest excludable from shareholders’ gross income for federal income tax purposes but may be taxable for federal alternative minimum tax (“AMT”) purposes and for state and local purposes. If the fund intends to qualify to pay exempt-interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund’s total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the IRS to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such obligations or bonds or who are “related persons” of such substantial users.

A fund that is qualified to pay exempt-interest dividends will report those dividends each year in a written statement furnished to shareholders. In general, if the amount of the fund’s distributions reported as exempt-interest dividends during a taxable year exceeds the net exempt interest received by the fund during that year, the amount of the distributions qualifying as tax-exempt will be scaled back. A non-calendar-year fund will be permitted in certain circumstances to elect to “frontload” the amounts so qualifying by allocating exempt income it received during a taxable year to distributions made on or before December 31 of such taxable year; otherwise, the amount so qualifying will be scaled back in proportion to distributions. The excess amount will generally be treated as a return of capital. The percentage of a shareholder’s income reported as tax-exempt for any particular distribution may be substantially different from the percentage of the fund’s income that was tax-exempt during the period covered by the distribution.

Exempt-interest dividends may be taxable for purposes of the federal AMT. For individual shareholders, exempt-interest dividends that are derived from interest on private activity bonds that are issued after August 7, 1986 (other than a “qualified 501(c)(3) bond,” as such term is defined in the Code) generally must be included in an individual’s tax base for purposes of calculating the shareholder’s liability for federal AMT. Corporate shareholders will be required to include all exempt-interest dividends in determining their federal AMT. The AMT calculation for corporations is based, in part, on a corporation’s earnings and profits for the year. A corporation must include all exempt-interest dividends in calculating its earnings and profits for the year.

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Putnam AMT-Free Municipal Fund intends to distribute exempt-interest dividends that will not be taxable for federal AMT purposes for individuals. It intends to make such distributions by investing in Tax-exempt Securities other than private activity bonds that are issued after August 7, 1986 (other than “qualified 501(c)(3) bonds,” as such term is defined in the Code). Because corporate shareholders are required to include all exempt-interest dividends in determining their federal AMT, exempt-interest dividends distributed by Putnam AMT-Free Municipal Fund will be taxable for purposes of the federal AMT.

Funds of funds. If the fund invests in shares of underlying funds, a portion of its distributable income and gains will consist of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund or those losses reduce distributions required to be made by the underlying fund. Moreover, even when the fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund). As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the fund will be required to distribute to shareholders may be greater than such amounts would have been had the fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the amount or timing of distributions from the fund qualifying for treatment as being of a particular character (e.g., as long-term capital gain, exempt interest, eligible for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the fund invested directly in the securities held by the underlying funds. In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to the fund’s sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the fund at a loss and the fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the fund’s hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

If the fund receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund reports such dividends as “qualified dividend income,” then the fund may, in turn, report a portion of its distributions as “qualified dividend income” as well, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

If the fund receives dividends from an underlying fund and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the fund is permitted, in turn, to designate a portion of its distributions as eligible for the dividends-received deduction, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

If, at the close of each quarter of the fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies (such fund, a “qualified fund of funds”), the fund will be permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests, or interest on any tax-exempt obligations in which it directly invests, if any. For further information regarding exempt-interest dividends, see “Exempt-interest dividends,” above.

If at the close of each quarter of the tax year at least 50% of the fund’s total assets consists of interests in underlying funds, the fund will be entitled to elect to pass through to its shareholders a credit or deduction for foreign taxes (if any) borne in respect of foreign securities income earned by the fund, or by any underlying funds and passed through to the fund. If the fund so elects, shareholders will include in gross income from

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foreign sources their pro rata shares of such taxes, if any, treated as paid by the fund. Even if the fund were eligible to make such an election for a given year, it may determine not to do so. If the fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction. See “Foreign taxes” below for more information.

Derivatives, hedging and related transactions; certain exposure to commodities. In general, option premiums received by the fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by the fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of the fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by the fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities of the fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the 70% dividends-received deduction, as the case may be.

In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the Commodities Futures Trading Commission is treated as short-term gain or loss, and 60% is treated as long-term gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, such contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of options and futures transactions, the fund’s derivative transactions, including transactions in options, futures contracts, straddles, securities loan and other similar transactions, including for hedging purposes, will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund’s securities, convert long-term capital gains into short-term capital gains, short-term capital losses into long-term capital losses, or capital gains into ordinary income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund may make any applicable elections pertaining to such transactions consistent with the interests of the fund.

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Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

A fund’s use of commodity-linked derivatives can be limited by the fund’s intention to qualify as a regulated investment company and can bear on its ability to so qualify. Income and gains from certain commodity-linked derivatives does not constitute qualifying income to a regulated investment company for purposes of the 90% gross income test described above. The tax treatment of certain other commodity-linked derivative instruments in which the fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a regulated investment company. If the fund were to treat income or gain from a particular instrument as qualifying income and the income or gain were later determined not to constitute qualifying income and, together with any other nonqualifying income, caused the fund’s nonqualifying income to exceed 10% of its gross income in any taxable year, the fund would fail to qualify as a regulated investment company unless it is eligible to and does pay a tax at the fund level.

The tax rules are uncertain with respect to the treatment of income or gains arising in respect of commodity-linked exchange-traded notes (“ETNs”) and certain commodity-linked structured notes; also, the timing and character of income or gains arising from ETNs can be uncertain. An adverse determination or future guidance by the IRS (which determination or guidance could be retroactive) may affect the fund’s ability to qualify for treatment as a regulated investment company and to avoid a fund-level tax.

To the extent that, in order to achieve exposure to commodities, the fund invests in entities that are treated as pass-through vehicles for U.S. federal income tax purposes, including, for instance, certain ETFs (e.g., ETFs investing in gold bullion) and partnerships other than qualified publicly traded partnerships (as defined earlier), all or a portion of any income and gains from such entities could constitute non-qualifying income to the fund for purposes of the 90% gross income requirement described above. In such a case, the fund’s investments in such entities could be limited by its intention to qualify as a regulated investment company and could bear on its ability to so qualify. Certain commodities-related ETFs may qualify as qualified publicly traded partnerships. In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement. If, however, such a vehicle were to fail to qualify as a qualified publicly traded partnership in a particular year, a portion of the gross income derived from it in such year could constitute non-qualifying income to the fund for purposes of the 90% gross income requirement and thus could adversely affect the fund’s ability to qualify as a regulated investment company for a particular year. In addition, the diversification requirement described above for regulated investment company qualification will limit the fund’s investments in one or more vehicles that are qualified publicly traded partnerships to 25% of the fund’s total assets as of the close of each quarter of the fund’s taxable year.

Certain of the fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the fund's transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and its taxable income. If such a difference arises, and the fund’s book income is less than its taxable income (or, for tax-exempt funds, the sum of its net tax-exempt and taxable income), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to eliminate fund-level income tax. In the alternative, if the fund’s book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

Investments in REITs. If the fund invests in equity securities of real estate investment trusts qualifying as such under Subchapter M (“REITs”), such investments may require the fund to accrue and distribute income not yet

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received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. The fund’s investment in REIT equity securities may at other times result in the fund’s receipt of cash in excess of the REIT’s earnings. If the fund distributes such amounts, such distribution could constitute a return of capital to the fund shareholders for federal income tax purposes. Dividends received by the fund from a REIT generally will not constitute qualified dividend income and will not qualify for the corporate dividends-received deduction.

The fund may invest in REITs, including REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”), REITs that are themselves taxable mortgage pools (“TMPs”) or REITs that invest in TMPs. Under a notice issued by the IRS in the fall of 2006 and Treasury regulations that have not yet been issued, but apply retroactively, a portion of the fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as the fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or TMP residual interest directly. As a result, a fund investing in such interests may not be a suitable investment for charitable remainder trusts, as noted below.

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In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income ("UBTI") to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code. Any investment in residual interests of a Collateralized Mortgage Obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax problems, especially if the fund has state or local governments or other tax-exempt organizations as shareholders. Under current law, a fund serves to block UBTI from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder will recognize UBTI by virtue of its investment in the fund if shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the fund recognizes excess inclusion income derived from direct or indirect investments in REMIC residual interests or TMPs if the amount of such income recognized by the fund exceeds the fund's investment company taxable income (after taking into account deductions for dividends paid by the fund).

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Under legislation enacted in December 2006, a charitable remainder trust (“CRT”), as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in the fall of 2006, a CRT will not recognize UBTI solely as a result of investing in a fund that recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes excess inclusion income, then the fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the fund. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the fund.

January 31, 2013	II-64

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Return of capital distributions. If the fund makes a distribution with respect to any taxable year to a shareholder in excess of the fund’s current and accumulated “earnings and profits,” the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

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Dividends and distributions on the fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized income and gains may be required to be distributed even when the fund’s net asset value also reflects unrealized losses. Distributions are taxable to a shareholder even if they are paid from income or gains earned by the fund prior to the shareholder’s investment (and thus included in the price paid by the shareholder).

Securities issued or purchased at a discount. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by the fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in the fund’s income (and required to be distributed by the fund) over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the fund in the secondary market may be treated as having market discount. Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by the fund may be treated as having acquisition discount (very generally, the excess of the stated redemption price over the purchase price) or OID. The fund will be required to include the acquisition discount or OID in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income.

If the fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the fund actually received. Such distributions may be made from the cash assets of the fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause the fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than if the fund had not held such securities.

January 31, 2013	II-65

Securities issued or purchased at a premium. Very generally, where the fund purchases a bond at a price that exceeds the stated principal amount (i.e., a premium), the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, pursuant to an irrevocable election applicable to all such bonds purchased by the fund, the fund reduces the current taxable income from the bond by the amortizable premium and reduces its tax basis in the bond by the amount of such offset. In the case of a tax-exempt bond, tax rules require the fund to reduce its tax basis by the amount of amortizable premium.

Higher-Risk Securities. The fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default, present special tax issues for the fund. Tax rules are not entirely clear about issues such as whether the fund should recognize market discount on a debt obligation and, if so, the amount of market discount the fund should recognize, when the fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by the fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

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Capital loss carryforward. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the fund retains or distributes such gains. If a fund incurs or has incurred net capital in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years; any such carryforward losses will retain their character as short-term or long-term. If the fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset long-term capital gains. The fund must use any post 2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. The amounts and expiration dates, if any, of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in Part I of this SAI or incorporated by reference into this SAI.

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Foreign taxes. If more than 50% of the fund’s assets at year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. A qualified fund of funds also may elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying fund that itself elected to pass through such taxes to shareholders (see “Funds of funds” above). In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the fund were eligible to make such an election for a given year, it may determine not to do so. However, even if the fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.

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Passive Foreign Investment Companies. Investment by the fund in “passive foreign investment companies” (“PFICs”) could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on the proceeds from the sale of its investment in such a company. This tax cannot be eliminated by making distributions to fund shareholders; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a “qualified electing fund.” The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed by the fund to avoid taxation. Making either of these elections therefore may require the fund to liquidate other investments to meet its distribution requirement, which may also accelerate the recognition of gain and affect the fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.” If the fund indirectly invests in PFICs by virtue of the fund’s investments in other funds, it may not make such PFIC elections; rather, the underlying funds directly investing in the PFICs would decide whether to make such elections.

Because it is not always possible to identify a foreign corporation as a PFIC, the fund may incur tax and interest charges in some instances.

A “passive foreign investment company” is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Foreign currency-denominated securities and related hedging transactions. The fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the fund to offset income or gains earned in subsequent taxable years.

Sale or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss generally will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. This loss disallowance, however, does not apply with respect to redemptions of fund shares with a holding period beginning after December 22, 2010, if such fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis, and pays such dividends at least on a monthly basis. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

January 31, 2013	II-67

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Cost basis reporting. Upon the redemption or exchange of a shareholder’s shares in the fund, the fund, or, if such shareholder’s shares are then held through a financial intermediary, the financial intermediary, will be required to provide the shareholder and the IRS with cost basis and certain other related tax information about the fund shares the shareholder redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Shareholders can visit www.putnam.com/costbasis, or call the fund at 1-800-225-1581, or consult their financial representatives, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Shareholders should consult their tax advisors to determine which available cost basis method is best for them.

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Shares purchased through tax-qualified plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of the fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

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Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The back-up withholding tax rate is currently 28%. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

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In order for a foreign investor to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a fund should consult their tax advisors in this regard.

Tax shelter reporting regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. shareholders. In general, dividends (other than Capital Gain Dividends or exempt-interest dividends) paid by the fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

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However, effective for taxable years of the fund beginning before January 1, 2014, the fund is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the

January 31, 2013	II-68

dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported by the fund (an “interest-related dividend”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly reported by the fund (a “short-term capital gain dividend”). The fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. These exemptions will expire for distributions with respect to taxable years of the fund beginning on or after January 1, 2014, unless Congress enacts legislation providing otherwise.

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The fact that the fund achieves its investment objectives by investing in underlying funds will generally not adversely affect the fund’s ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its underlying investments in the funds, except possibly to the extent that (1) interest-related dividends received by the fund are offset by deductions allocable to the fund’s qualified interest income or (2) short-term capital gain dividends received by the fund are offset by the fund’s net short- or long-term capital losses, in which case the amount of a distribution from the fund to a foreign shareholder that is properly reported as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds. If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the fund or on Capital Gain Dividends and, with respect to taxable years of the fund beginning before January 1, 2012, short-term capital gain dividends, unless (i) such gain or Capital Gain Dividend or short term capital gain dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend or short term capital gain dividend and certain other conditions are met.

Other reporting and withholding requirements. Rules enacted in March 2010 known as the “Foreign Account Tax Compliance Act” (FATCA) require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments of U.S. source income (“withholdable payments”); this withholding tax will be phased in beginning with certain withholdable payments made on January 1, 2014. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends or interest and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest.

The IRS has issued preliminary guidance with respect to these rules; this guidance is potentially subject to material change. Pursuant to this guidance, distributions (other than exempt-interest dividends) made by the fund to a shareholder subject to the phase in noted above, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to foreign persons described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends (if such

January 31, 2013	II-69

treatment is extended), as described above), will be withholdable payments subject to withholding. Payments to shareholders will generally not be subject to withholding, so long as such shareholders provide the fund with such certifications, waivers or other documentation as the fund requires to comply with these rules, including, to the extent required, with regard to their direct and indirect owners. In general, it is expected that a shareholder that is a U.S. person or non-U.S. individual will be able to avoid being withheld upon by timely providing the fund with a valid IRS Form W-9 or W-8, respectively. Subject to any applicable intergovernmental agreement, payments to a shareholder that is a “foreign financial institution” (as defined under these rules) will generally be subject to withholding unless such shareholder (i)(a) enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect U.S. investors or accounts, or (b) qualifies for an exception from entering into such an agreement and (ii) provides the fund with appropriate certifications or other documentation concerning its status.

The fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, including current or future Treasury regulations or IRS guidance issued thereunder, in each case as modified by any applicable intergovernmental agreements between the United States and a non-U.S. government to implement FATCA and improve international tax compliance.

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation. Persons investing in the fund through an intermediary should contact their intermediary regarding the application of this reporting and withholding regime to their investments in the fund.

General Considerations. The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

MANAGEMENT

Trustees

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Liaquat Ahamed (Born	Author; won Pulitzer	Trustee of the Brookings Institution and Chair of its
1952), Trustee since 2012	Prize for Lords of	Investment Committee. Mr. Ahamed is also a
	Finance: The Bankers	director of the Rohatyn Group, an emerging-market
	Who Broke the World.	fund complex that manages money for institutions.
	Director of Aspen	Mr. Ahamed has 25 years experience in the
	Insurance Co., a New	management of fixed income portfolios and was
	York Stock Exchange	previously the Chief Executive Officer of Fischer
	company and Chair of	Francis Trees & Watts, Inc., a fixed-income
	the Aspen Board’s	investment management subsidiary of BNP Paribas.
	Investment Committee.	Mr. Ahamed holds a B.A. in economics from Trinity
College, Cambridge University and an M.A. in
economics from Harvard University.

January 31, 2013	II-70

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Ravi Akhoury (Born 1947),	Advisor to New York	Director of RAGE Frameworks, Inc. and English
Trustee since 2009	Life Insurance Company.	Helper, Inc. (each a private software company). Mr.
	Served as Chairman and	Akhoury previously served as Director of Jacob
	CEO of MacKay Shields	Ballas Capital India (a non-banking finance company
	(a multi-product	focused on private equity advisory services) and a
	investment management	member of its Compensation Committee. He also
	firm with AUM over $40	served as Director and on the Compensation
	billion) from 1992 to	Committee of MaxIndia/New York Life Insurance
	2007.	Company in India. Mr. Akhoury is also a Trustee of
the Rubin Museum, serving on the Investment
Committee, and of American India Foundation. Mr.
Akhoury is a former Vice President and Investment
Policy Committee member of Fischer, Francis, Trees
and Watts (a fixed-income portfolio management
firm). He previously served on the Board of Bharti
Telecom (an Indian telecommunications company)
and was a member of its Audit and Compensation
Committees. He also served on the Board of
Thompson Press (a publishing company) and was a
member of its Audit Committee. Mr. Akhoury
graduated from the Indian Institute of Technology
with a BS in Engineering and obtained an MS in
Quantitative Methods from SUNY at Stony Brook.

Barbara M. Baumann (Born	President of Cross Creek	Director of SM Energy Company (a publicly held
1955), Trustee since 2010	Energy Corporation, a	U.S. exploration and production company) and UNS
	strategic consultant to	Energy Corporation (a publicly held electric utility in
	domestic energy firms	Arizona). She is a Trustee of Mount Holyoke
	and direct investor in	College. She is a former Chair of the Board, and a
	energy projects.	current Board member, of Girls Inc. of Metro
Denver, and serves on the Finance Committee of The
Children’s Hospital of Colorado, as well as the
Investment Committee of the Denver Foundation).
Prior to May 2012, Ms. Baumann was a Director of
CVR Energy, Inc. (a publicly held petroleum refiner
and fertilizer manufacturer). Prior to 2003, She was
Executive Vice President of Associated Energy
Managers, LLC (a domestic private equity firm).
From 1981 until 2000 she held a variety of financial
and operational management positions with the
global energy company Amoco Corporation and its
successor, BP. Ms. Baumann holds a B.A. from
Mount Holyoke College and an MBA from The
Wharton School of the University of Pennsylvania.

January 31, 2013	II-71

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Jameson A. Baxter (Born	President of Baxter	Chairman of the Mutual Fund Directors Forum;
1943), Trustee since 1994,	Associates, Inc., (a	Director of the Adirondack Land Trust; and Trustee
Vice Chair from 2005 to 2011	private investment firm).	of the The Nature Conservancy’s Adirondack
and Chair since 2011		Chapter. Until 2011, Ms. Baxter was a Director of
ASHTA Chemicals Inc. Until 2007, Ms. Baxter was
a Director of Banta Corporation (a printing and
supply chain management company), Ryerson, Inc.
(a metals service company) and Advocate Health
Care. She has also served as a director on a number
of other boards including BoardSource (formerly the
National Center for Nonprofit Boards), Intermatic
Corporation (a manufacturer of energy control
products) and MB Financial. She is Chairman
Emeritus of the Board of Trustees, Mount Holyoke
College. Ms. Baxter is also a graduate of Mount
Holyoke College.

Charles B. Curtis (Born	Senior Advisor to the	Member of the Council on Foreign Relations and the
1940), Trustee since 2001	Center for Strategic and	U.S. State Department International Security
	International Studies.	Advisory Board. Mr. Curtis is Chairman of the
	Previously, President and	World Institute for Nuclear Security, a non profit
	Chief Operating Officer,	international non governmental organization
	Nuclear Threat Initiative	headquartered in Vienna, Austria. Mr. Curtis also
	(a private foundation	serves as a Director of Southern California Edison (a
	dealing with national	regulated electric utility) and its parent company,
	security issues).	Edison International. Until 2006, Mr. Curtis served
as a member of the Trustee Advisory Council of the
Applied Physics Laboratory, Johns Hopkins
University. Mr. Curtis is an attorney with over 15
years in private practice and 19 years in various
positions in public service, including service at the
Department of Treasury, the U.S. House of
Representatives, the Securities and Exchange
Commission, the Federal Energy Regulatory
Commission and the Department of Energy.

Robert J. Darretta (Born	Mr. Darretta serves as a	Until April, 2007, Mr. Darretta was Vice Chairman
1946), Trustee since 2007	director of the United	of the Board of Directors of Johnson & Johnson (a
	Health Group and as the	diversified health care conglomerate). Mr. Darretta
	Health Care Industry	received a B.S. in Economics from Villanova
	Advisor to Permira, (a	University.
global private equity
firm). Prior to 2007, Mr.
Darretta was the Chief
Financial Officer of
Johnson & Johnson.

January 31, 2013	II-72

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Katinka Domotorffy (Born	Voting member of the	Vice Chair of Reach Out and Read of Greater New
1975), Trustee since 2012	Investment Committee	York, an organization dedicated to promoting
	of the Anne Ray	childhood literacy. Ms. Domotorffy holds a BSc in
	Charitable Trust, part of	Economics from the University of Pennsylvania and
	the Margaret A. Cargill	an MSc in Accounting and Finance from the London
	Philanthropies. Prior to	School of Economics.
2012, Ms. Domotorffy
was Partner, Chief
Investment Officer, and
Global Head of
Quantitative Investment
Strategies at Goldman
Sachs Asset
Management

John A. Hill (Born 1942),	Vice Chairman, First	Director of Devon Energy Corporation and various
Trustee since 1985 and	Reserve Corporation (a	private companies owned by First Reserve
Chairman from 2000 to 2011	private equity buyout	Corporation. He is also Chairman of The Board of
	firm that specializes in	Trustees of Sarah Lawrence College and a member
	energy investments in the	of the Advisory Board of the Millstein Center for
	diversified world-wide	Corporate Governance and Performance at the Yale
	energy industry).	School of Management. Mr. Hill received a B.A in
Economics from Southern Methodist University and
pursued graduate studies as a Woodrow Wilson
Fellow.

Paul L. Joskow (Born 1947),	President of the Alfred P.	Trustee of Yale University; a Director of
Trustee since 1997	Sloan Foundation (a	TransCanada Corporation (an energy company
	philanthropic institution	focused on natural gas transmission, oil pipelines,
	focused primarily on	and power services) and of Exelon Corporation (an
	research and education	energy company focused on power services); and a
	on issues related to	Member of the Board of Overseers of the Boston
	science, technology and	Symphony Orchestra. Prior to August 2007, he
	economic performance).	served as a Director of National Grid (a U.K.-based
	He is the Elizabeth and	holding company with interests in electric and gas
	James Killian Professor	transmission and distribution and
	of Economics, Emeritus	telecommunications infrastructure). Prior to July,
	at the Massachusetts	2006, he served as President of the Yale University
	Institute of Technology	Council. Prior to February 2005, he served on the
	(“MIT”).	board of the Whitehead Institute for Biomedical
	Prior to 2007, he was the	Research (a non-profit research institution). Prior to
	Director of the Center for	February 2002, he was a Director of State Farm
	Energy and	Indemnity Company (an automobile insurance
	Environmental Policy	company), and prior to March 2000, he was a
	Research at MIT.	Director of New England Electric System (a public
utility holding company). Dr. Joskow holds a Ph.D.
and a M.Phil. from Yale University and a B.A. from
Cornell University.

January 31, 2013	II-73

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Elizabeth T. Kennan	Partner in	Dr. Kennan served as Chairman and is now Lead
(Born 1938), Trustee from	Cambus-Kenneth Farm	Director of Northeast Utilities. She is a Trustee of the
1992-2010, and since 2012	(thoroughbred horse	National Trust for Historic Preservation and of
	breeding and general	Centre College, and Chairman of the Board of
	farming). She is	Trustees of Shaker Village of Pleasant Hill. From
	President Emeritus of	1992 to 2010, Dr. Kennan served as a Trustee on the
	Mount Holyoke College.	Board of the Putnam Funds, which she then rejoined
as a Trustee in 2012. Until 2006, she was a member
of The Trustees of Reservations. Prior to June 2005,
she was a Director of Talbots, Inc., and she has
served as Director on a number of other boards,
including Bell Atlantic, Chastain Real Estate,
Shawmut Bank, Berkshire Life Insurance, and
Kentucky Home Life Insurance. Dr. Kennan has also
served as President of Five Colleges Incorporated
and as a Trustee of the University of Notre Dame,
and is active in various educational and civic
associations. Prior to 2001, Dr. Kennan served on the
oversight committee of the Folger Shakespeare
Library.

As a member of the faculty of Catholic University for
twelve years, until 1978, Dr. Kennan directed the
post-doctoral program in Patristic and Medieval
Studies, taught history, and published numerous
articles and two books. Dr. Kennan holds a Ph.D.
from the University of Washington in Seattle, an
M.A. from Oxford University, and an A.B. from
Mount Holyoke College. She holds several honorary
doctorates.

January 31, 2013	II-74

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

Kenneth R. Leibler (Born	A founder and former	Until November 2010, Mr. Leibler was a Director of
1949), Trustee since 2006	Chairman of the Boston	Ruder Finn Group (a global communications and
	Options Exchange (an	advertising firm). Prior to December 2006, Mr.
	electronic market place	Leibler served as a Director of the Optimum Funds
	for the trading of listed	Group. Prior to October 2006, he served as a Director
	derivatives securities).	of ISO New England (the organization responsible
	He currently serves as	for the operation of the electric generation system in
	Vice Chairman of the	the New England states). Prior to 2000, he was a
	Board of Trustees of	Director of the Investment Company Institute in
	Beth Israel Deaconess	Washington, D.C. Prior to January 2005 Mr. Leibler
	Hospital in Boston and as	served as Chairman and Chief Executive Officer of
	a Director of Northeast	the Boston Stock Exchange. Prior to January 2000,
	Utilities, which operates	he served as President and Chief Executive Officer of
	New England’s largest	Liberty Financial Companies (a publicly traded
	energy delivery system.	diversified asset management organization). Prior to
June 1990, he served as President and Chief
Operating Officer of the American Stock Exchange
(AMEX). Prior to serving as AMEX President, he
held the position of Chief Financial Officer, and
headed its management and marketing operations.
Mr. Leibler graduated with a B.A in Economics from
Syracuse University.

Robert E. Patterson (Born	Senior Partner of Cabot	Mr. Patterson is past Chairman and served as a
1945), Trustee since 1984	Properties, L.P. and	Trustee of the Joslin Diabetes Center. Prior to
	Co-Chairman of Cabot	December 2001, Mr. Patterson served as the
	Properties, Inc. (a private	President and as a Trustee of Cabot Industrial Trust
	equity firm investing in	(a publicly-traded real estate investment trust). He
	commercial real estate).	has also served as a Trustee of the Sea Education
Association. Prior to 1998, he was Executive Vice
President and Director of Acquisitions of Cabot
Partners Limited Partnership (a registered investment
adviser involved in institutional real estate
investments). Prior to 1990, he served as Executive
Vice President of Cabot & Forbes Realty Advisers,
Inc. (the predecessor company of Cabot Partners).
Mr. Patterson practiced law and held various
positions in state government, and was the founding
Executive Director of the Massachusetts Industrial
Finance Agency. Mr. Patterson is a graduate of
Harvard College and Harvard Law School.

January 31, 2013	II-75

Name, Address[1] , Year of
Birth, Position(s) Held with	Principal
Fund and Length of Service	Occupation(s) During
as a Putnam Fund Trustee[2]	Past 5 Years	Other Directorships Held by Trustee

George Putnam, III (Born	Chairman of New	Director of The Boston Family Office, LLC (a
1951), Trustee since 1984	Generation Research,	registered investment advisor), a Trustee of
	Inc. (a publisher of	Epiphany School and a Trustee of the Marine
	financial advisory and	Biological Laboratory. Until 2010, Mr. Putnam was a
	other research services)	Trustee of St. Mark’s School. Until 2006, Mr.
	and President of New	Putnam was a Trustee of Shore Country Day School.
	Generation Advisors,	Until 2002, he was a Trustee of the Sea Education
	LLC (a registered	Association. Mr. Putnam is a graduate of Harvard
	investment adviser to	College, Harvard Business School and Harvard Law
	private funds), which are	School.
firms he founded in
1986. Prior to June 2007,
Mr. Putnam was
President of the Putnam
Funds.

W. Thomas Stephens (Born	Prior to 2009, Mr.	Director of TransCanadaPipelines Ltd (an energy
1942), Trustee from	Stephens was Chairman	infrastructure company). Until 2010, Mr. Stephens
1997-2008, and since 2009	and Chief Executive	was a Director of Boise Inc. (a manufacturer of paper
	Officer of Boise	and packaging products). Until 2004, Mr. Stephens
	Cascade, LLC (a paper,	was a Director of Xcel Energy Incorporated (a public
	forest product and	utility company), Qwest Communications and
	timberland assets	Norske Canada, Inc. (a paper manufacturer). Until
	company).	2003, Mr. Stephens was a Director of Mail-Well, Inc.
(a diversified printing company). Prior to July 2001,
Mr. Stephens was Chairman of Mail-Well. Mr.
Stephens holds B.S. and M.S. degrees from the
University of Arkansas.

Interested Trustees

*Robert L. Reynolds (Born	President and Chief	Director of several not-for-profit boards, including
1952), Trustee since 2008	Executive Officer of	West Virginia University Foundation, the Concord
	Putnam Investments.	Museum, Dana-Farber Cancer Institute, and Boston
	Member of Putnam	Chamber of Commerce. He is a member of the Chief
	Investments’ Board of	Executives Club of Boston, the National
	Directors. Prior to	Innovation Initiative, and the Council on
	joining Putnam	Competitiveness, and he is a former President of the
	Investments in 2008, Mr.	Commercial Club of Boston. Prior to 2008, he
	Reynolds was Vice	served as a Director of FMR Corporation, Fidelity
	Chairman and Chief	Investments Insurance Ltd., Fidelity Investments
	Operating Officer of	Canada Ltd., and Fidelity Management Trust
	Fidelity Investments	Company and as a Trustee of the Fidelity Family of
	from 2000 to 2007.	Funds. Mr. Reynolds received a B.S. in
Administration & Finance from West Virginia
University.

January 31, 2013	II-76

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1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of December 31, 2012, there were 109 Putnam Funds.

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2 Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, death or removal.

*Trustee who is an “interested person” (as defined in the 1940 Act) of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is deemed an “interested person” by virtue of his positions as an officer of the fund, Putnam Management and/or Putnam Retail Management. Mr. Reynolds is the President and Chief Executive Officer of Putnam Investments, LLC and President of your fund and each of the other Putnam funds.

Trustee Qualifications

Each of the fund’s Trustees, with the exception of Ms. Baumann, was most recently elected by shareholders of the fund during 2009, although most of the Trustees have served on the board for many years. Ms. Baumann was elected to the Board of Trustees by the Independent Trustees effective July 1, 2010. Dr. Kennan, who retired from the Board of Trustees of the Putnam funds on June 30, 2010, was re-appointed to the Board of Trustees by the Independent Trustees effective January 1, 2012. The Board Policy and Nominating Committee is responsible for recommending proposed nominees for election to the full Board of Trustees for its approval. As part of its deliberative process, the Committee considers the experience, qualifications, attributes and skills that it determines would benefit the Putnam funds at the time.

In recommending the election of the current board members as Trustees, the Committee generally considered the educational, business and professional experience of each Trustee in determining his or her qualifications to serve as a Trustee of the fund, including the Trustee's record of service as a director or trustee of public and private organizations. (This included, but was not limited to, consideration of the specific experience noted in the preceding table.) In the case of most members of the board, the Committee considered his or her previous service as a member of the Board of Trustees of the Putnam funds, which demonstrated a high level of diligence and commitment to the interests of fund shareholders and an ability to work effectively and collegially with other members of the board.

The Committee also considered, among other factors, the particular attributes described below with respect to the various individual Trustees and considered the attributes as indicative of the person’s ability to deal effectively with the types of financial, regulatory, and/or investment matters that typically arise in the course of a Trustee’s work:

Liaquat Ahamed -- Mr. Ahamed’s experience as chief executive officer of a major investment management organization and as head of the investment division at the World Bank, as well as his experience as an author of economic literature.

Ravi Akhoury -- Mr. Akhoury's experience as chairman and chief executive officer of a major investment management organization.

Barbara M. Baumann -- Ms. Baumann’s experience in the energy industry as a consultant, an investor, and in both financial and operational management positions at a global energy company, and her service as a director of two NYSE companies.

Jameson A. Baxter -- Ms. Baxter's experience in corporate finance acquired in the course of her career at a major investment bank, her experience as a director and audit committee chair of two NYSE companies and her role as Chairman of the Mutual Fund Directors Forum.

January 31, 2013	II-77

Charles B. Curtis -- Mr. Curtis' experience in public and regulatory policy matters relating to energy and finance acquired in the course of his service in various senior positions in government and on numerous boards of public and private organizations.

Robert J. Darretta -- Mr. Darretta's experience as the Chief Financial Officer and Vice Chairman of the Board of a major NYSE health products company.

Katinka Domotorffy -- Ms. Domotorffy’s experience as Chief Investment Officer and Global Head of Quantitative Investment Strategies at a major asset management organization.

John A. Hill -- Mr. Hill's experience as founder and chairman of a major open-end mutual fund and as a founder and lead managing partner of one of the largest private equity firms in the U.S.

Paul L. Joskow -- Dr. Joskow's education and experience as a professional economist familiar with financial economics and related issues and his service on multiple for-profit boards.

Elizabeth T. Kennan -- Dr. Kennan’s experience as a director of numerous public companies and her service for many years as President of Mount Holyoke College.

Kenneth R. Leibler -- Mr. Leibler's extensive experience in the financial services industry, including as CEO of a major asset management organization, and his service as a director of various public and private companies.

Robert E. Patterson -- Mr. Patterson’s training and experience as an attorney and his experience as president of a NYSE company.

George Putnam, III -- Mr. Putnam’s training and experience as an attorney, his experience as the founder and chief executive officer of an investment management firm and his experience as an author of various publications on the subject of investments.

W. Thomas Stephens -- Mr. Stephens' extensive business experience, including his service as Chief Executive Officer of four public companies, as non-executive chairman of two public companies and as a director of numerous other public companies.

Interested Trustee

Robert L. Reynolds -- Mr. Reynolds’ extensive experience as a senior executive of one of the largest mutual fund organizations in the U.S. and his current role as the Chief Executive Officer of Putnam Investments.

Officers

In addition to Robert L. Reynolds, the fund’s President, the other officers of the fund are shown below. All of the officers of your fund are employees of Putnam Management or its affiliates or are members of the Trustees’ independent administrative staff.

Name, Address[1] , Year of Birth,	Length of Service with	Principal Occupation(s) During Past 5 Years and
Position(s) Held with Fund	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Distributor[3]

Jonathan S. Horwitz[4] (Born 1955)	Since 2004	Executive Vice President, Principal Executive
Executive Vice President, Principal		Officer and Compliance Liaison, The Putnam Funds.
Executive Officer, and Compliance
Liaison

January 31, 2013	II-78

Name, Address[1] , Year of Birth,	Length of Service with	Principal Occupation(s) During Past 5 Years and
Position(s) Held with Fund	the Putnam Funds[2]	Position(s) with Fund’s Investment Adviser and
Distributor[3]

Steven D. Krichmar (Born 1958)	Since 2002	Chief of Operations, Putnam Investments and
Vice President and Principal Financial		Putnam Management.
Officer

Robert T. Burns (Born 1961)	Since 2011	General Counsel, Putnam Investments, Putnam
Vice President and Chief Legal		Management and Putnam Retail Management.
Officer

Robert R. Leveille (Born 1969)	Since 2007	Chief Compliance Officer, Putnam Investments,
Vice President and Chief Compliance		Putnam Management and Putnam Retail
Officer		Management.

Michael J. Higgins[4] (Born 1976)	Since 2010	Manager of Finance, Dunkin’ Brands (2008-2010);
Vice President and Treasurer		Senior Financial Analyst, Old Mutual Asset
Management (2007-2008); Senior Financial Analyst,
Putnam Investments (1999-2007).

Janet C. Smith (Born 1965)	Since 2007	Director of Fund Administration Services, Putnam
Vice President, Principal Accounting		Investments and Putnam Management.
Officer, and Assistant Treasurer

Susan G. Malloy (Born 1957)	Since 2007	Director of Accounting and Control Services, Putnam
Vice President and Assistant		Management.
Treasurer

James P. Pappas (Born 1953) Vice	Since 2004	Director of Trustee Relations, Putnam Investments
President		and Putnam Management.

Mark C. Trenchard (Born 1962)	Since 2002	Director of Operational Compliance, Putnam
Vice President and BSA Compliance		Investments, Putnam Retail Management
Officer

Judith Cohen[4] (Born 1945)	Since 1993	Vice President, Clerk and Associate Treasurer, The
Vice President, Clerk, and Associate		Putnam Funds.
Treasurer

Nancy E. Florek[4] (Born 1957)	Since 2000	Vice President, Proxy Manager, Assistant Clerk and
Vice President, Proxy Manager,		Associate Treasurer, The Putnam Funds.
Assistant Clerk, and Associate
Treasurer

1The address of each Officer is One Post Office Square, Boston, MA 02109.

2Each officer serves for an indefinite term, until his or her resignation, retirement, death or removal.

3Prior positions and/or officer appointments with the fund or the fund’s investment adviser and distributor have been omitted.

4Officers of the fund indicated are members of the Trustees’ independent administrative staff. Compensation for these individuals is fixed by the Trustees and reimbursed to Putnam Management by the funds.

Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

January 31, 2013	II-79

Leadership Structure and Standing Committees of the Board of Trustees

For details regarding the number of times the standing committees of the Board of Trustees met during a fund's last fiscal year, see "Trustee responsibilities and fees" in Part I of this SAI.

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Board Leadership Structure. Currently, 14 of the 15 Trustees of your fund are Independent Trustees, meaning that they are not considered "interested persons" of your fund or its investment manager. These Independent Trustees must vote separately to approve all financial arrangements and other agreements with your fund’s investment manager and other affiliated parties. The role of the Independent Trustees has been characterized as that of a “watchdog” charged with oversight to protect shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. Your fund’s Independent Trustees meet regularly as a group in executive session. An Independent Trustee currently serves as chair of the Board.

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Taking into account the number, the diversity and the complexity of the funds overseen by the Board and the aggregate amount of assets under management, your fund’s Trustees have determined that the efficient conduct of the Board's affairs makes it desirable to delegate responsibility for certain specific matters to committees of the Board. Certain committees (the Executive Committee, Distributions Committee, and Audit and Compliance Committee) are authorized to act for the Trustees as specified in their charters. The other committees review and evaluate matters specified in their charters and make recommendations to the Trustees as they deem appropriate. Each committee may utilize the resources of your fund’s independent staff, counsel and auditors as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Trustees or otherwise. The membership and chair of each committee are appointed by the Trustees upon recommendation of the Board Policy and Nominating Committee. Each committee is chaired by an Independent Trustee and, except as noted below, the membership and chairs of each committee consist exclusively of Independent Trustees.

The Trustees have determined that this committee structure also allows the Board to focus more effectively on the oversight of risk as part of its broader oversight of the fund's affairs. While risk management is the primary responsibility of the fund's investment manager, the Trustees regularly receive reports regarding investment risks and compliance risks. The Board's committee structure allows separate committees to focus on different aspects of these risks and their potential impact on some or all of the funds and to discuss with the fund's investment manager how it monitors and controls such risks.

Audit and Compliance Committee. The Audit and Compliance Committee provides oversight on matters relating to the preparation of the funds’ financial statements, compliance matters, internal audit functions, and Codes of Ethics issues. This oversight is discharged by regularly meeting with management and the funds’ independent auditors and keeping current on industry developments. Duties of this Committee also include the review and evaluation of all matters and relationships pertaining to the funds’ independent auditors, including their independence. The members of the Committee include only Trustees who are not “interested persons” of the funds or Putnam Management. Each member of the Committee also is “independent,” as that term is interpreted for purposes of Rule 10A-3(b)(1) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the listing standards of the NYSE. The Board of Trustees has adopted a written charter for the Committee, a current copy of which is available at Putnam.com/individual. The Committee currently consists of Messrs. Leibler (Chairperson), Curtis, Darretta and Hill, and Ms. Baumann.

Board Policy and Nominating Committee. The Board Policy and Nominating Committee reviews matters pertaining to the operations of the Board of Trustees and its Committees, the compensation of the Trustees and their staff, and the conduct of legal affairs for the funds. The Committee evaluates and recommends all candidates for election as Trustees and recommends the appointment of members and chairs of each board

January 31, 2013	II-80

committee. The Committee will consider nominees for Trustee recommended by shareholders of a fund provided that such recommendations are submitted by the date disclosed in the fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the Exchange Act. The Committee also reviews policy matters affecting the operation of the Board and its independent staff. In addition, the Committee oversees the voting of proxies associated with portfolio investments of the funds with the goal of ensuring that these proxies are voted in the best interest of the funds’ shareholders. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee generally believes that the Board benefits from diversity of background, experience and views among its members, and considers this as a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Committee is composed entirely of Trustees who are not “interested persons” of the funds or Putnam Management and currently consists of Messrs. Hill (Chairperson), Curtis, Patterson and Putnam, Dr. Kennan and Ms. Baxter.

Brokerage Committee. The Brokerage Committee reviews the funds' policies regarding the execution of portfolio trades and Putnam Management's practices and procedures relating to the implementation of those policies. The Committee reviews periodic reports on the cost and quality of execution of portfolio transactions and the extent to which brokerage commissions have been used (i) by Putnam Management to obtain brokerage and research services generally useful to it in managing the portfolios of the funds and of its other clients, and (ii) by the funds to pay for certain fund expenses. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Drs. Joskow (Chairperson) and Kennan, Ms. Baxter, and Messrs. Akhoury, Patterson, Putnam and Stephens.

Contract Committee. The Contract Committee reviews and evaluates at least annually all arrangements pertaining to (i) the engagement of Putnam Management and its affiliates to provide services to the funds, (ii) the expenditure of the funds' assets for distribution purposes pursuant to Distribution Plans of the funds, and (iii) the engagement of other persons to provide material services to the funds, including in particular those instances where the cost of services is shared between the funds and Putnam Management and its affiliates or where Putnam Management or its affiliates have a material interest. The Committee also reviews the proposed organization of new fund products, proposed structural changes to existing funds and matters relating to closed-end funds. The Committee reports and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Mr. Patterson (Chairperson), Ms. Baxter, Drs. Joskow and Kennan, and Messrs. Akhoury, Putnam and Stephens.

Distributions Committee. The Distributions Committee oversees all dividends and distributions by the funds. The Committee makes recommendations to the Trustees of the funds regarding the amount and timing of distributions paid by the funds, and determines such matters when the Trustees are not in session. The Committee also oversees the policies and procedures pursuant to which Putnam Management prepares recommendations for distributions, and meets regularly with representatives of Putnam Management to review the implementation of these policies and procedures. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Ms. Baumann (Chairperson), and Messrs. Curtis, Darretta, Hill and Leibler.

Executive Committee. The functions of the Executive Committee are twofold. The first is to ensure that the funds’ business may be conducted at times when it is not feasible to convene a meeting of the Trustees or for the Trustees to act by written consent. The Committee may exercise any or all of the power and authority of the Trustees when the Trustees are not in session. The second is to establish annual and ongoing goals, objectives and priorities for the Board of Trustees and to ensure coordination of all efforts between the Trustees and Putnam Management on behalf of the shareholders of the funds. The Committee currently consists of Ms. Baxter (Chairperson), and Messrs. Hill, Liebler, Patterson and Putnam.

Investment Oversight Committees. The Investment Oversight Committees regularly meet with investment personnel of Putnam Management to review the investment performance and strategies of the funds in light of

January 31, 2013	II-81

their stated investment objectives and policies. The Committees seek to identify any compliance issues that are unique to the applicable categories of funds and work with the appropriate Board committees to ensure that any such issues are properly addressed. Investment Oversight Committee A currently consists of Messrs. Akhoury (Chairperson), Darretta, Hill, Patterson and Reynolds, Dr. Kennan and Ms. Baxter. Investment Oversight Committee B currently consists of Messrs. Putnam (Chairperson), Curtis, Leibler and Stephens, Dr. Joskow, and Ms. Baumann.

Pricing Committee. The Pricing Committee oversees the valuation of assets of the Putnam funds and reviews the funds’ policies and procedures for achieving accurate and timely pricing of fund shares. The Committee also oversees implementation of these policies, including fair value determinations of individual securities made by Putnam Management or other designated agents of the funds. The Committee also oversees compliance by money market funds with Rule 2a-7 of the 1940 Act and the correction of occasional pricing errors. The Committee also reviews matters related to the liquidity of portfolio holdings. The Committee reports to the Trustees and makes recommendations to the Trustees regarding these matters. The Committee currently consists of Messrs. Darretta (Chairperson), Curtis, Hill and Leibler, and Ms. Baumann.

Indemnification of Trustees

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

For details of Trustees’ fees paid by the fund and information concerning retirement guidelines for the Trustees, see “Charges and expenses” in Part I of this SAI.

Putnam Management and its Affiliates

Putnam Management is one of America’s oldest and largest money management firms. Putnam Management’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937.

Putnam Management is a subsidiary of Putnam Investments, of which a majority is owned through a series of subsidiaries by Great-West Lifeco Inc., which is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company, of which the Honorable Paul Desmarais, Sr., through a group of private holding companies which he controls, has voting control.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Putnam Investments or its parent companies will benefit from the advisory fees, sales commissions, distribution fees and transfer agency fees paid or allowed by the fund.

January 31, 2013	II-82

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund’s net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund’s portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers that furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management’s compensation under the Management Contract, see “Charges and expenses” in Part I of this SAI. Putnam Management’s compensation under the Management Contract may be reduced in any year if the fund’s expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term “expenses” is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

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Fund-specific expense limitation. Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund’s expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. For the purpose of determining any such limitation on Putnam Management’s compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any such expense limitation specific to a particular fund are described in the prospectus and/or Part I of this SAI.

General expense limitation. Through at least June 30, 2013, Putnam Management will reimburse expenses or waive fees of the fund to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis, to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period.

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In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

The amount of this reimbursement for the fund’s most recent fiscal year is included in “Charges and expenses” in Part I of this SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Retail Management pays the cost of printing and distributing all other prospectuses.

January 31, 2013	II-83

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days’ written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Putnam Management has entered into a Master Sub-Accounting Services Agreement with State Street Bank and Trust Company ("State Street"), under which Putnam Management has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund. Putnam Management pays State Street a fee, monthly, based on a combination of fixed annual charges and charges based on the fund's assets and the number and types of securities held by the fund, and reimburses State Street for certain out-of-pocket expenses.

The Sub-Manager

If so disclosed in the fund’s prospectus, PIL, an affiliate of Putnam Management, has been retained as the sub-manager for a portion of the assets of the fund, as determined by Putnam Management from time to time, pursuant to a sub-management agreement between Putnam Management and PIL. Under the terms of the sub-management contract, PIL, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PIL from time to time by Putnam Management and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management. Putnam Management may also, at its discretion, request PIL to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers. PIL, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties.

The sub-management contract provides that PIL shall not be subject to any liability to Putnam Management, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PIL.

The sub-management contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PIL or Putnam Management, on 30 days’ written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

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The Sub-Adviser

If so disclosed in the fund’s prospectus, The Putnam Advisory Company, LLC (“PAC”), an affiliate of Putnam Management, has been retained as a sub-adviser for a portion of the assets of the fund, as determined from time to time by Putnam Management or, with respect to portions of a fund’s assets for which PIL acts as sub-manager as described above, by PIL pursuant to a sub-advisory contract among Putnam Management, PIL and PAC. Under certain terms of the sub-advisory contract, PAC, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PAC from time to time by Putnam Management or PIL, as applicable and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management or PIL, as the case may be. Putnam Management or PIL, as the case may be, may also, at its discretion, request PAC to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers.

PAC, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties. The sub-advisory contract provides that PAC shall not be subject to any liability to Putnam Management, PIL, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PAC.

The sub-advisory contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PAC, PIL or Putnam Management, on 30 days’ written notice. The sub-advisory contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-advisory contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Portfolio Transactions

Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund’s Portfolio Manager(s) may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “PORTFOLIO MANAGERS” “Other accounts managed” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

• The trading of other accounts could be used to benefit higher-fee accounts (front- running).

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• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management’s policies:

• Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

• All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

• All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

• Front running is strictly prohibited.

• The fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management’s investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic

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basis as part of Putnam Management’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on investment objectives or other factors, the Portfolio Manager(s) may give advice and make decisions for another account that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. For information on restrictions imposed on personal securities transactions of the fund’s Portfolio Manager(s), please see “- Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund.”

For information about other funds and accounts managed by the fund’s Portfolio Manager(s), please refer to “Who oversees and manages the fund(s)?” in the prospectus and “PORTFOLIO MANAGERS” “Other accounts managed” in Part I of the SAI.

Brokerage and research services.

Transactions on stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions may vary among different brokers. A particular broker may charge different commissions according to such factors as execution venue and exchange. Although the fund does not typically pay commissions for principal transactions in the over-the-counter markets, such as the markets for most fixed income securities and certain derivatives, an undisclosed amount of profit or “mark-up” is included in the price the fund pays. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. See "Charges and expenses" in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for broker-dealers that execute portfolio transactions for the clients of advisers of investment companies and other institutional investors to provide those advisers with brokerage and research services, as defined in Section 28(e) of the Exchange Act. Consistent with this practice, Putnam Management receives brokerage and research services from broker-dealers with which Putnam Management places the fund's portfolio transactions. The services that broker-dealers may

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provide to Putnam Management’s managers and analysts include, among others, brokerage and trading systems, economic analysis, investment research, industry and company reviews, statistical information, market data, evaluations of investments, recommendations as to the purchase and sale of investments and performance measurement services. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. Research services provided by broker-dealers are supplemental to Putnam Management’s own research efforts and relieve Putnam Management of expenses it might otherwise have borne in generating such research. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive brokerage and research services even though Putnam Management might otherwise be required to purchase some of these services for cash. Putnam Management may also use portfolio transactions to generate “soft dollar” credits to pay for “mixed-use” services (i.e., products or services that may be used both for investment- and non-investment-related purposes), but in such instances Putnam Management uses its own resources to pay for that portion of the mixed-use product or service that in its good-faith judgment does not relate to investment or brokerage purposes. Putnam Management may also allocate trades to generate soft dollar credits for third-party investment research reports and related fundamental research.

Putnam Management places all orders for the purchase and sale of portfolio investments for the funds, and buys and sells investments for the funds, through a substantial number of brokers and dealers. In selecting broker-dealers to execute the funds’ portfolio transactions, Putnam Management uses its best efforts to obtain for each fund the most favorable price and execution reasonably available under the circumstances, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution and in considering the overall reasonableness of the brokerage commissions paid, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, in no particular order of importance, and by way of illustration, price, the size and type of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

Putnam Management may cause the fund to pay a broker-dealer that provides "brokerage and research services" (as defined in the Exchange Act and as described above) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission another broker-dealer would have charged for effecting that transaction. Putnam Management may also instruct an executing broker to “step out” a portion of the trades placed with a broker to other brokers that provide brokerage and research services to Putnam Management. Putnam Management's authority to cause the fund to pay any such greater commissions or to instruct a broker to “step out” a portion of a trade is subject to the requirements of applicable law and such policies as the Trustees may adopt from time to time. It is the position of the staff of the SEC that Section 28(e) of the Exchange Act does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Trustees of the funds have directed Putnam Management, subject to seeking most favorable pricing and execution, to use its best efforts to allocate a portion of overall fund trades to trading programs which generate commission credits to pay fund expenses such as shareholder servicing and custody charges. The extent of any commission credits generated for this purpose may vary significantly from time to time and from fund to fund depending on, among other things, the nature of each fund's trading activities and market conditions.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract. Putnam Management seeks to recapture for the fund

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soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Principal Underwriter

Putnam Retail Management, located at One Post Office Square, Boston, MA 02109, is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Retail Management is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. See “Charges and expenses” in Part I of this SAI for information on sales charges and other payments received by Putnam Retail Management.

Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund

Employees of Putnam Management, PIL, PAC and Putnam Retail Management and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Putnam Management, PIL, PAC and Putnam Retail Management (the “Putnam Investments Code of Ethics”) and by the fund (the “Putnam Funds Code of Ethics”). The Putnam Investments Code of Ethics and the Putnam Funds Code of Ethics, in accordance with Rule 17j-1 of the 1940 Act, contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the fund.

The Putnam Investments Code of Ethics does not prohibit personnel from investing in securities that may be purchased or held by the fund. However, the Putnam Investments Code of Ethics, consistent with standards recommended by the Investment Company Institute’s Advisory Group on Personal Investing and requirements established by Rule 17j-1 and rules adopted under the Investment Advisers Act of 1940, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and requires the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Putnam Funds Code of Ethics incorporates and applies the restrictions of the Putnam Investments Code of Ethics to officers and Trustees of the fund who are affiliated with Putnam Investments. The Putnam Funds Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Putnam Funds Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy and sell certain securities and requiring them to submit reports of personal securities transactions under certain circumstances.

The fund’s Trustees, in compliance with Rule 17j-1, approved the Putnam Investments and the Putnam Funds Codes of Ethics and are required to approve any material changes to these Codes. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of the Codes of Ethics.

Investor Servicing Agent

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Putnam Investor Services, Inc., located at One Post Office Square, Boston, MA 02109, is the fund’s investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the fund. The fee paid to Putnam Investor Services with respect to assets attributable to class A, class B, class C, class M, class R, class T and class Y shares, subject to certain limitations, is based on a fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. The

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fee paid to Putnam Investor Services with respect to class R5 shares is based on an annual rate of 0.15% of each fund’s average assets attributable to class R5 shares, except that an annual rate of 0.12% of each fund’s average assets attributable to class R5 shares applies to Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam American Government Income Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Global Income Trust, Putnam Income Fund and Putnam Short Duration Income Fund. The fee paid to Putnam Investor Services with respect to class R6 shares is based on an annual rate of 0.05% of each fund’s average assets attributable to class R6 shares. Through at least June 30, 2013, investor servicing fees for each fund will not exceed an annual rate of 0.320% of the fund’s average assets.

Financial intermediaries (including brokers, dealers, banks, bank trust departments, registered investment advisers, financial planners, and retirement plan administrators) may own shares of the fund for the benefit of their customers in an omnibus account (including retirement plans). In these circumstances, the financial intermediaries or other third parties, rather than Putnam Investor Services, may provide some or all of the sub-accounting and similar record keeping services for their customers’ accounts. In recognition of these services, Putnam Investor Services may make payments to these financial intermediaries or other third parties. Payments may be based on the number of shareholders in an omnibus account or the assets or share class held in an account. Putnam Investor Services also makes payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts. These payments are described above under the headings “Distribution Plans – Additional Dealer Payments.”

Putnam Investor Services will pay its affiliate, FASCore, LLC up to 0.24% on the average value of the assets in Putnam-administered plans invested in the funds on an annual basis in consideration of sub-accounting, recordkeeping, retirement plan administration and other services being provided to participants in Putnam-administered retirement plans with respect to their investments in the funds. In addition to these payments, affiliates of Putnam Investor Services may make payments to FASCore, LLC and its affiliates of the types, and up to the amounts, described below under the headings “Distribution Plans - Additional Dealer Payments.”

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Custodian

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, is the fund’s custodian. State Street is responsible for safeguarding and controlling the fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the fund’s investments, serving as the fund’s foreign custody manager, providing reports on foreign securities depositaries, making payments covering the expenses of the fund and performing other administrative duties. State Street does not determine the investment policies of the fund or decide which securities the fund will buy or sell. State Street has a lien on the fund’s assets to secure charges and advances made by it. The fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The fund also has an offset arrangement that may reduce the fund’s custody fee based on the amount of cash maintained by its custodian.

Counsel to the Fund and the Independent Trustees

Ropes & Gray LLP serves as counsel to the fund and the independent Trustees, and is located at Prudential Tower 800 Boylston Street, Boston Massachusetts 02199.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the NYSE is open. Currently, the NYSE is closed Saturdays, Sundays and the following holidays: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day and Christmas Day. The fund determines net asset value as of the close of regular trading on

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the NYSE, normally 4:00 p.m. Eastern time. The net asset value per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

Assets of money market funds are valued at amortized cost pursuant to Rule 2a-7 of the 1940 Act. For other funds, securities and other assets (“Securities”) for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such Securities. Currently, prices for these Securities are determined using the last reported sale price (or official closing price for Securities listed on certain markets) or, if no sales are reported (as in the case of some Securities traded over-the-counter), the last reported bid price, except that certain Securities are valued at the mean between the last reported bid and ask prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other Securities are valued by Putnam Management or other parties at their fair value following procedures approved by the Trustees.

Reliable market quotations are not considered to be readily available for, among other Securities, long-term corporate bonds and notes, certain preferred stocks, Tax-exempt Securities, and certain foreign securities. These investments are valued at fair value, generally on the basis of valuations furnished by approved pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Other Securities, such as various types of options, are valued at fair value on the basis of valuations furnished by broker-dealers or other market intermediaries.

Putnam Management values all other Securities at fair value using its internal resources. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the Securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted Securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such Securities and any available analysts’ reports regarding the issuer. In the case of Securities that are restricted as to resale, Putnam Management determines fair value based on the inherent worth of the Security without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive feature.

Generally, trading in certain Securities (such as foreign securities) is substantially completed each day at various times before the close of the NYSE. The closing prices for these Securities in markets or on exchanges outside the U.S. that close before the close of the NYSE may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the fund has adopted fair value pricing procedures, which, among other things, require the fund to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will vary, it is possible that fair value prices will be used by the fund to a significant extent. In addition, Securities held by some of the funds may be traded in foreign markets that are open for business on days that the fund is not, and the trading of such Securities on those days may have an impact on the value of a shareholder’s investment at a time when the shareholder cannot buy and sell shares of the fund.

Currency exchange rates used in valuing Securities are normally determined as of 4:00 p.m. Eastern time. Occasionally, events affecting such exchange rates may occur between the time of the determination of exchange rates and the close of the NYSE, which, in the absence of fair valuation, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the currency exchange rates occur during such period, then the exchange rates used in valuing affected Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees.

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In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain Securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected before the close of the NYSE. Occasionally, events affecting the value of such Securities may occur between the time of the determination of value and the close of the Exchange, which, in the absence of fair value prices, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the value of such Securities occur during such period, then these Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees. It is expected that any such instance would be very rare.

The fair value of Securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such Securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a Security at a given point in time and does not reflect an actual market price.

The fund may also value its Securities at fair value under other circumstances pursuant to procedures approved by the Trustees.

Money Market Funds

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Since the net income of a money market fund is declared as a dividend each time it is determined, the net asset value per share of a money market fund typically remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder’s investment in a money market fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder’s account on the last business day of each month. It is expected that a money market fund’s net income will normally be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a fund determined at any time is a negative amount, a money market fund may offset such amount allocable to each then shareholder’s account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder’s accrued dividends, a money market fund may reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a money market fund.

INVESTOR SERVICES

Shareholder Information

Each time shareholders buy or sell shares, a statement confirming the transaction and listing their current share balance will be made available for viewing electronically or delivered via mail. (Under certain investment plans, a statement may only be sent quarterly.) The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. To help shareholders take full advantage of their Putnam investment, publications covering many topics of interest to investors are available on our website or from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:00 a.m. and 8:00 p.m., Eastern-time, for more information, including account balances. Shareholders can also visit the Putnam website at http://www.putnam.com.

Your Investing Account

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The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through a defined contribution plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment, a shareholder may send checks to Putnam Investor Services, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Retail Management.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How do I sell or exchange fund shares?" in the prospectus. Putnam funds no longer issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued to enable more convenient maintenance of the account as a book-entry account.

Putnam Retail Management, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Retail Management, which may modify or terminate this service at any time.

The fund pays Putnam Investor Services' fees for maintaining Investing Accounts.

Checkwriting Privilege. For those funds that allow shareholders, as disclosed in the prospectus, to redeem shares by check, Putnam is currently waiving the minimum per-check amount stated in the prospectus.

Reinstatement Privilege

An investor who has redeemed shares of the fund may reinvest within 90 days of such redemption the proceeds of such redemption in shares of the same class of the fund, or may reinvest within 90 days of such redemption the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the exchange privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Retail Management receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Reinstatements into class B, class C or class M shares may be permitted even if the resulting purchase would otherwise be rejected for causing a shareholder’s investments in such class to exceed the applicable investment maximum. Shareholders will receive from Putnam Retail Management the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes.

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Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

Exchange Privilege

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued in the aggregate up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares. During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the telephone exchange privilege.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Retail Management or investment dealers having sales contracts with Putnam Retail Management. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services at 1-800-225-1581.

Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund. Exchanges from Putnam Money Market Fund, Putnam Tax Exempt Money Market Fund or Putnam Short Duration Income Fund into another Putnam fund may be subject to an initial sales charge.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis.

All exchanges are subject to applicable short-term trading fees and Putnam’s policies on excessive short-term trading, as set forth in the Fund’s Prospectus. In addition, trustees, sponsors and administrators of qualified plans that invest in the Fund may impose short-term trading fees whose terms may differ from those described in the Prospectus.

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Same-Fund Exchange Privilege. Class A shareholders who are eligible to purchase class Y, class R5 or class R6 shares may exchange their class A shares for class Y, class R5, or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and, in the case of class R5 and class R6 shares, the shares are available through the relevant retirement plan.

Class C shareholders who are eligible to purchase class Y shares may exchange their class C shares for class Y shares of the same fund, provided that the class C shares are no longer subject to a CDSC and class Y shares of such fund are offered to residents of the shareholder’s state.

Class R shareholders who are eligible to purchase class R5 or class R6 shares may exchange their class R shares for class R5 or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class R5 shareholders who are eligible to purchase class A, class R, class R6 or class Y shares may exchange their class R5 shares for class A, class R, class R6 or class Y shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class R6 shareholders who are eligible to purchase class A, class R, class R5 or class Y shares may exchange their class R6 shares for class A, class R, class R5 or class Y shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and are available through the relevant retirement plan.

Class Y shareholders who are eligible to purchase class A, class C, class R5 or class R6 shares may exchange their class Y shares for class A, class C, class R5 or class R6 shares of the same fund, provided that such shares are offered to residents of the shareholder’s state and, in the case of class R5 and class R6 shares, the shares are available through the relevant retirement plan. Class Y shareholders should be aware that the financial institution or intermediary through which they hold class Y shares may have the authority under its account or similar agreement to exchange class Y shares for class A or class C shares under certain circumstances, and none of the Putnam Funds, Putnam Retail Management or Putnam Investor Services are responsible for any actions taken by a shareholder’s financial institution or intermediary in this regard.

No sales charges or other charges will apply to a same-fund exchange. In addition, for federal income tax purposes, a same-fund exchange is not expected to result in the realization by the investor of a capital gain or loss.

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The same-fund exchange privilege may not be available for all accounts and may not be offered by all financial institutions or intermediaries through which a shareholder may hold shares. To exchange shares under the same-fund exchange privilege, please contact your investment dealer or Putnam Investor Services.

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Dividends PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

Shareholders of other Putnam funds may also use their distributions to purchase shares of the fund at net asset value.

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For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent composed of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

Plans Available to Shareholders

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Retail Management or Putnam Investor Services may modify or cease offering these plans at any time.

Systematic Withdrawal Plan ("SWP"). An investor who owns or buys shares of the fund valued at $5,000 or more at the current public offering price may open a SWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor. The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Retail Management or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

Tax-favored plans. (Not offered by funds investing primarily in Tax-exempt Securities.) Investors may purchase shares of the fund through the following Tax Qualified Retirement Plans, available to qualified individuals or organizations:

Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and Individual Retirement Account Plans (IRAs), including simple IRAs, Roth IRAs, SEP IRAs; and Coverdell Education savings plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Retail Management. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Investor Services at 1-866-207-7261.

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Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974, or otherwise, is recommended.

Automatic Rebalancing Arrangements. Putnam Retail Management or Putnam Investor Services may enter into arrangements with certain dealers which provide for automatic periodic rebalancing of shareholders’ accounts in Putnam funds. For more information about these arrangements, please contact Putnam Retail Management or Putnam Investor Services.

SIGNATURE GUARANTEES

Requests to redeem shares having a net asset value of $100,000 or more, or to transfer shares or make redemption proceeds payable to anyone other than the registered account owners, must be signed by all registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is authorized and acceptable under and conforms with Putnam Investor Services’ signature guarantee procedures. A copy of such procedures is available upon request. In certain situations, for example, if you want your redemption proceeds sent to an address other than your address as it appears on Putnam’s records, you may also need to provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services at 1-800-225-1581 for more information on Putnam’s signature guarantee and documentation requirements.

REDEMPTIONS

Suspension of redemptions. The fund may not suspend shareholders’ right of redemption, or postpone payment for more than seven days, unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

In-kind redemptions. With the consent of a redeeming shareholder (or, with respect to certain funds as indicated in the prospectus, in Putnam’s discretion), the fund will consider satisfying all or a portion of a redemption request by distributing securities or other property in lieu of cash (“in-kind” redemptions). Any transaction costs or other expenses involved in liquidating securities received in an in-kind redemption will be borne by the redeeming investor. For information regarding procedures for in-kind redemptions, please contact Putnam Retail Management.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances appears to be remote.

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DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Putnam funds have adopted policies with respect to the disclosure of the fund’s portfolio holdings by the fund, Putnam Management, or their affiliates. These policies provide that information about the fund’s portfolio generally may not be released to any party prior to (i) the day after the posting of such information on the Putnam Investments website, (ii) the filing of the information with the SEC in a required filing, or (iii) the dissemination of such information to all shareholders simultaneously. Certain limited exceptions pursuant to the fund’s policies are described below. The Trustees will periodically receive reports from the fund’s Chief Compliance Officer regarding the operation of these policies and procedures, including any arrangements to make non-public disclosures of the fund’s portfolio information to third parties. Putnam Management and its affiliates are not permitted to receive compensation or other consideration in connection with disclosing information about the fund’s portfolio holdings to third parties.

Public Disclosures

The fund’s portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Putnam Investments website. The fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of the fund’s fiscal year). In addition, money market funds file monthly reports of portfolio holdings on form N-MFP (with respect to the prior month). Shareholders may obtain the Form N-CSR, N-MFP and N-Q filings on the SEC’s website at http://www.sec.gov. In addition, Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. Form N-CSR and N-Q filings are available upon filing and form N-MFP filings are available 60 days after each calendar month end. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

For Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund, the following information is publicly available on the Putnam Investments website, Putnam.com/individual, as disclosed in the following table. This information will remain available on the website for six months thereafter, after which the information can be found on the SEC’s website.

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Monthly	5 business days after the end of
each month.

For Putnam Short Duration Income Fund, Putnam Management makes the fund’s portfolio information publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table.

Information	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Monthly	On or after 5 business days after
the end of each month.

For all other funds, Putnam Management also currently makes the fund’s portfolio information publicly available on the Putnam Investments website, www.putnam.com/individual, as disclosed in the following table.

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Information(1)	Frequency of Disclosure	Date of Web Posting

Full Portfolio Holdings	Quarterly	Last business day of the month
following the end of each
calendar quarter

Top 10 Portfolio Holdings and	Monthly	Approximately 15 days after the
other portfolio statistics		end of each month

(1) Putnam mutual funds that are not currently offered to the general public (“incubated” funds) do not post portfolio holdings on the Web, except to the extent required by applicable regulations. Full portfolio holdings for the Putnam RetirementReady® Funds and Putnam Global Sector Fund, which invest solely in other Putnam funds, are posted on www.putnam.com/individual approximately 15 days after the end of each month. Please see these funds’ prospectuses for their target allocations.

The scope of the information relating to the fund’s portfolio that is made available on the website may change from time to time without notice. In addition, the posting of fund holdings may be delayed in some instances for technical reasons.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.

Other Disclosures

In order to address potential conflicts between the interest of fund shareholders, on the one hand, and those of Putnam Management, Putnam Retail Management or any affiliated person of those entities or of the fund, on the other hand, the fund’s policies require that non-public disclosures of information regarding the fund’s portfolio may be made only if there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the fund. In addition, the party receiving the non-public information must sign a non-disclosure agreement unless otherwise approved by the Chief Compliance Officer of the fund. Arrangements to make non-public disclosures of the fund’s portfolio information must be approved by the Chief Compliance Officer of the fund. The Chief Compliance Officer will report on an ongoing basis to a committee of the fund’s Board of Trustees consisting only of Trustees who are not “interested persons” of the fund or Putnam Management regarding any such arrangement that the fund may enter into with third parties other than service providers to the fund.

The fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the fund with its day-to-day business affairs. In addition to Putnam Management and its affiliates, including Putnam Investor Services and PRM, these service providers include the fund’s custodian (State Street Bank and Trust Company) and any sub-custodians, pricing services, independent registered public accounting firm, legal counsel (Ropes & Gray LLP), financial printer (McMunn Associates, Inc.), and proxy voting service (Glass, Lewis & Co). These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

The fund may also periodically provide non-public information about its portfolio holdings to rating and ranking organizations, such as Lipper Inc. and Morningstar Inc., in connection with those firms’ research on and classification of the fund and in order to gather information about how the fund’s attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The fund may also periodically provide non-public information about its portfolio holdings to consultants that provide portfolio analysis services or other investment research. Any such rating, ranking, or consulting firm would be required to keep the fund’s portfolio

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information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund.

PROXY VOTING GUIDELINES AND PROCEDURES

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The Trustees of the Putnam funds have established proxy voting guidelines and procedures that govern the voting of proxies for the securities held in the funds’ portfolios. The proxy voting guidelines summarize the funds’ positions on various issues of concern to investors, and provide direction to the proxy voting service used by the funds as to how fund portfolio securities should be voted on proposals dealing with particular issues. The proxy voting procedures explain the role of the Trustees, Putnam Management, the proxy voting service and the funds’ proxy manager in the proxy voting process, describe the procedures for referring matters involving investment considerations to the investment personnel of Putnam Management and describe the procedures for handling potential conflicts of interest. The Putnam funds’ proxy voting guidelines and procedures are included in this SAI as Appendix A. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 is available on the Putnam Individual Investor website, www.putnam.com/individual, and on the SEC’s website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures by calling Putnam’s Shareholder Services at 1-800-225-1581.

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SECURITIES RATINGS

The ratings of securities in which the fund may invest will be measured at the time of purchase and, to the extent a security is assigned a different rating by one or more of the various rating agencies, Putnam Management may use the highest rating assigned by any agency. Putnam Management will not necessarily sell an investment if its rating is reduced. The following rating services describe rated securities as follows:

Moody’s Investors Service, Inc.

Bonds

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

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Baa - Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Notes

MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial paper

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

-- Leading market positions in well established industries.

-- High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-- Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

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Standard & Poor’s

Bonds

AAA - An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated CC is currently highly vulnerable to nonpayment.

C - The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

D - An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.

Notes

SP-1 -- Strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

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SP-2 -- Satisfactory capacity to pay principal and interest.

SP-3 -- Speculative capacity to pay principal and interest.

Commercial paper

A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3 - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Fitch Investors Service, Inc.

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB - Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB - Bonds considered to be speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B - Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor’s ability to pay interest over the life of the issue and repay principal when due.

CCC - Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC - Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C - Bonds are in actual or imminent default in payment of interest or principal.

DDD - Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

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CLAIMS-PAYING ABILITY RATINGS

The fund may invest in securities insured at the time of purchase as to the payment of principal and interest in the event of default. The fund may buy investments insured by (or insurance from) insurance companies whose claims-paying ability is rated by rating agencies.

An insurance claims-paying ability rating does not constitute an opinion on any specific contract. Furthermore, an insurance claims-paying ability rating does not take in account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

The assignment of ratings to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination of such debt issues.

Listed below are rating agencies and their corresponding claims-paying ability ratings.

Standard & Poor’s Insurance Claims-Paying Ability Ratings

An S&P insurance claims-paying ability rating is an assessment of an operating insurance company’s financial capacity to meet its obligations under an insurance policy in accordance with its terms. For example, an insurer with an insurance claims-paying ability rating of AAA by S&P has the highest rating assigned by S&P, which means its capacity to honor insurance contracts is deemed by S&P to be extremely strong and highly likely to remain so over a long period of time.

Secure claims-paying ability – AAA to BBB

Vulnerable claims-paying ability – BB to CCC

AAA - Superior financial security on an absolute and relative basis. Capacity to meet policyholder obligations is overwhelming under a variety of economic and underwriting conditions.

AA - Excellent financial security. Capacity to meet policyholder obligations is strong under a variety of economic and underwriting conditions.

A - Good financial security, but capacity to meet policyholder obligations is somewhat susceptible to adverse economic and underwriting conditions.

BBB - Adequate financial security, but capacity to meet policyholder obligations is susceptible to adverse economic and underwriting conditions.

BB - Financial security may be adequate, but capacity to meet policyholder obligations, particularly with respect to long-term or "long-tail" policies, is vulnerable to adverse economic and underwriting conditions.

B - Vulnerable financial security. Currently able to meet policyholder obligations, but capacity to meet policyholder obligations is particularly vulnerable to adverse economic and underwriting conditions.

CCC, CC, C - Extremely vulnerable financial security. Continued capacity to meet policyholder obligations is highly questionable unless favorable economic and underwriting conditions prevail.

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R Regulatory action -- As of the date indicated, the insurer is under supervision of insurance regulators following rehabilitation, receivership, liquidation, or any other action that reflects regulatory concern about the insurer's financial condition. Information on this status is provided by the National Association of Insurance Commissioners and other regulatory bodies. Although believed to be accurate, this information is not guaranteed. The 'R' rating does not apply to insurers subject only to non-financial actions such as market conduct violations.

Notes:

NR = Not Rated. The insurer is not rated by Standard & Poor's. The issue has not yet been evaluated by the respective credit rating agency. It is no indication as to the merits of the issue.

Plus (+) or minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc. Insurance Claims-Paying Ability Ratings

A Moody’s insurance claims-paying ability rating is an opinion by Moody’s about the ability of an insurance company to repay punctually senior policyholder obligations and claims. For example, an insurer with an insurance claims-paying ability rating of Aaa by Moody’s is deemed by Moody’s to be of the best quality. In the opinion of Moody’s, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carries the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company’s fundamentally strong position.

Moody’s claims-paying ability ratings are as follows:

Long-Term Insurance Financial Strength Ratings

Moody's rating symbols for Insurance Financial Strength Ratings are identical to those used to indicate the credit quality of long-term obligations. These rating gradations provide investors with a system for measuring an insurance company's ability to meet its senior policyholder claims and obligations.

Aaa - Insurance companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa - Insurance companies rated Aa offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high-grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A - Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba - Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B - Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

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Caa - Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca - Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C - Insurance companies rated C are the lowest-rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. Numeric modifiers are used to refer to the ranking within a group with 1 being the highest and 3 being the lowest. However, the financial strength of companies within a generic rating symbol (Aa, for example) is broadly the same.

Fitch IBCA / International Insurance Claims-Paying Ability Ratings

Fitch IBCA credit ratings are an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. Fitch IBCA credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the claims-paying ability of insurance companies and financial guarantors.

AAA - Exceptionally strong claims-paying ability. Insurers assigned this highest rating have an exceptionally strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be minimal.

AA - Very strong claims-paying ability. Insurers rated ‘AA’ have a very strong capacity to meet policyholder obligations and provide policyholder benefits. The impact of any adverse business and economic factors on the claims-paying ability of these insurers is expected to be very small.

A - Strong claims-paying ability. Insurers rated ‘A’ have a strong capacity to meet policyholder obligations and provide policyholder benefits. Although adverse business and economic factors may have an impact on the claims-paying ability of these insurers, the effect of such factors is expected to be small.

BBB - Good claims-paying ability. Insurers rated ‘BBB’ have a good capacity to meet policyholder obligations and provide policyholder benefits. However, their claims-paying ability may be more susceptible than that of higher rated insurers to the impact of adverse business and economic factors.

BB - Speculative claims-paying ability. Insurers rated ‘BB’ have a capacity to meet policyholder obligations and provide policyholder benefits which is regarded as speculative. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be more problematic than in the case of higher rated insurers.

B - Vulnerable claims-paying ability. Insurers rated ‘B’ have a vulnerable capacity to meet policyholder obligations and provide policyholder benefits. The impact of adverse business and economic factors on their claims-paying ability is considered likely to be significant.

CCC, CC, C - Highly vulnerable claims-paying ability. Insurance companies assigned one of these ratings are considered very weak with respect to their capacity to meet policyholder obligations and provide policyholder benefits. The insurer may be under the supervision of an insurance regulator and already may not be making all payments in a timely fashion.

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D - Insurers which have been placed in liquidation by insurance regulators and for which policy or claims payments are being controlled, delayed, or reduced.

Notes:

"+" or "-" may be appended to a rating to indicate the relative position of a credit within the rating category. Such suffixes are not added to the ‘AAA’ and ‘D’ categories.

IQ ratings - Fitch IBCA Qualified: Provided for issuers based solely on information in the public domain. These ratings include significant analytical input. Because of the reduced information presented in this process, compared with the full claims-paying ability rating approach, these ratings tend to be conservative and do not employ "+" or "-" qualifiers.

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Appendix A

Proxy voting guidelines of the Putnam funds

The proxy voting guidelines below summarize the funds’ positions on various issues of concern to investors, and give a general indication of how fund portfolio securities will be voted on proposals dealing with particular issues. The funds’ proxy voting service is instructed to vote all proxies relating to fund portfolio securities in accordance with these guidelines, except as otherwise instructed by the Proxy Manager, a member of the Office of the Trustees who is appointed to assist in the coordination and voting of the funds’ proxies.

The proxy voting guidelines are just that – guidelines. The guidelines are not exhaustive and do not address all potential voting issues. Because the circumstances of individual companies are so varied, there may be instances when the funds do not vote in strict adherence to these guidelines. For example, the proxy voting service is expected to bring to the Proxy Manager’s attention proxy questions that are company-specific and of a non-routine nature and that, even if covered by the guidelines, may be more appropriately handled on a case-by-case basis.

Similarly, Putnam Management’s investment professionals, as part of their ongoing review and analysis of all fund portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Manager of circumstances where the interests of fund shareholders may warrant a vote contrary to these guidelines. In such instances, the investment professionals submit a written recommendation to the Proxy Manager and the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing referral items under the funds’ “Proxy Voting Procedures.” The Proxy Manager, in consultation with the funds’ Executive Vice President and/or the Chair of the Board Policy and Nominating Committee, as appropriate, will determine how the funds’ proxies will be voted. When indicated, the Chair of the Board Policy and Nominating Committee may consult with other members of the Committee or the full Board of Trustees.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals submitted by management and approved and recommended by a company’s board of directors. Part II deals with proposals submitted by shareholders. Part III addresses unique considerations pertaining to non-U.S. issuers.

The Trustees of the Putnam funds are committed to promoting strong corporate governance practices and encouraging corporate actions that enhance shareholder value through the judicious voting of the funds’ proxies. It is the funds’ policy to vote their proxies at all shareholder meetings where it is practicable to do so. In furtherance of this, the funds’ have requested that their securities lending agent recall each domestic issuer’s voting securities that are on loan, in advance of the record date for the issuer’s shareholder meetings, so that the funds may vote at the meetings.

The Putnam funds will disclose their proxy votes not later than August 31 of each year for the most recent 12-month period ended June 30, in accordance with the timetable established by SEC rules.

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I. BOARD-APPROVED PROPOSALS

The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself (sometimes referred to as “management proposals”), which have been approved and recommended by its board of directors. In view of the enhanced corporate governance practices currently being implemented in public companies and of the funds’ intent to hold corporate boards accountable for their actions in promoting shareholder interests, the funds’ proxies generally will be voted for the decisions reached by majority independent boards of directors, except as otherwise indicated in these guidelines. Accordingly, the funds’ proxies will be voted for board-approved proposals, except as follows:

Matters relating to the Board of Directors

Uncontested Election of Directors

The funds’ proxies will be voted for the election of a company’s nominees for the board of directors, except as follows:

► The funds will withhold votes from the entire board of directors if

● the board does not have a majority of independent directors,

● the board has not established independent nominating, audit, and compensation committees,

● the board has more than 19 members or fewer than five members, absent special circumstances,

● the board has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the shares of the company cast at its previous two annual meetings, or

● the board has adopted or renewed a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year.

► The funds will on a case-by-case basis withhold votes from the entire board of directors, or from particular directors as may be appropriate, if the board has approved compensation arrangements for one or more company executives that the funds determine are unreasonably excessive relative to the company’s performance or has otherwise failed to observe good corporate governance practices.

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► The funds will withhold votes from any nominee for director:

● who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director (e.g., investment banking, consulting, legal, or financial advisory fees),

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● who attends less than 75% of board and committee meetings without valid reasons for the absences (e.g., illness, personal emergency, etc.),

● of a public company (Company A) who is employed as a senior executive of another company (Company B), if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”), or

● who serves on more than five unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board).

Commentary:

Board independence: Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an “independent director” is a director who (1) meets all requirements to serve as an independent director of a company under the NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company including employment of an immediate family member as an executive officer), and (2) has not within the last three years accepted directly or indirectly any consulting, advisory, or other compensatory fee from the company other than in his or her capacity as a member of the board of directors or any board committee. The funds’ Trustees believe that the recent (i.e., within the last three years) receipt of any amount of compensation for services other than service as a director raises significant independence issues.

Board size: The funds’ Trustees believe that the size of the board of directors can have a direct impact on the ability of the board to govern effectively. Boards that have too many members can be unwieldy and ultimately inhibit their ability to oversee management performance. Boards that have too few members can stifle innovation and lead to excessive influence by management.

Time commitment: Being a director of a company requires a significant time commitment to adequately prepare for and attend the company’s board and committee meetings. Directors must be able to commit the time and attention necessary to perform their fiduciary duties in proper fashion, particularly in times of crisis. The funds’ Trustees are concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards.

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The funds may withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

Interlocking directorships: The funds’ Trustees believe that interlocking directorships are inconsistent with the degree of independence required for outside directors of public companies.

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Corporate governance practices: Board independence depends not only on its members’ individual relationships, but also on the board’s overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. The funds may withhold votes on a case-by-case basis from some or all directors who, through their lack of independence or otherwise, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interests of shareholders. Such instances may include cases where a board of directors has approved compensation arrangements for one or more members of management that, in the judgment of the funds’ Trustees, are excessive by reasonable corporate standards relative to the company’s record of performance. It may also represent a disregard for the interests of shareholders if a board of directors fails to register an appropriate response when a director who fails to win the support of a majority of shareholders in an election (sometimes referred to as a “rejected director”) continues to serve on the board. While the Trustees recognize that it may in some circumstances be appropriate for a rejected director to continue his or her service on the board, steps should be taken to address the concerns reflected by the shareholders’ lack of support for the rejected director.

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Contested Elections of Directors

► The funds will vote on a case-by-case basis in contested elections of directors.

Classified Boards

► The funds will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Commentary: Under a typical classified board structure, the directors are divided into three classes, with each class serving a three-year term. The classified board structure results in directors serving staggered terms, with usually only a third of the directors up for re-election at any given annual meeting. The funds’ Trustees generally believe that it is appropriate for directors to stand for election each year, but recognize that, in special circumstances, shareholder interests may be better served under a classified board structure.

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Other Board-Related Proposals

The funds will generally vote for proposals that have been approved by a majority independent board, and on a case-by-case basis on proposals that have been approved by a board that fails to meet the guidelines’ basic independence standards (i.e., majority of independent directors and independent nominating, audit, and compensation committees).

Executive Compensation

The funds generally favor compensation programs that relate executive compensation to a company’s long-term performance. The funds will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity-based plans).

► The funds will vote against any stock option or restricted stock plan where the company’s actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.

► The funds will vote against stock option plans that permit the replacing or repricing of underwater options (and against any proposal to authorize a replacement or repricing of underwater options).

► The funds will vote against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

► Except where the funds are otherwise withholding votes for the entire board of directors, the funds will vote for an employee stock purchase plan that has the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

► The funds will vote for proposals to approve a company’s executive compensation program (i.e., “say on pay” proposals in which the company’s board proposes that shareholders indicate their support for the company’s compensation philosophy, policies, and practices), except that the funds will vote on a case-by-case basis if the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

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► The funds will vote for bonus plans under which payments are treated as performance-based compensation that is deductible under Section 162(m) of the Internal Revenue Code of 1986, as amended, except that the funds will vote on a case-by-case basis if any of the following circumstances exist:

the award pool or amount per employee under the plan is unlimited, or the plan’s performance criteria is undisclosed, or

the company is assigned to the lowest category, through independent third party benchmarking performed by the funds’ proxy voting service, for the correlation of the company’s executive compensation program with its performance.

Commentary: Companies should have compensation programs that are reasonable and that align shareholder and management interests over the longer term. Further, disclosure of compensation programs should provide absolute transparency to shareholders regarding the sources and amounts of, and the factors influencing, executive compensation. Appropriately designed equity-based compensation plans can be an effective way to align the interests of long-term shareholders with the interests of management. However, the funds may vote against these or other executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, where a company fails to provide transparent disclosure of executive compensation, or, in some instances, where independent third-party benchmarking indicates that compensation is inadequately correlated with performance, relative to peer companies. (Examples of excessive executive compensation may include, but are not limited to, equity incentive plans that exceed the dilution criteria noted above, excessive perquisites, performance-based compensation programs that do not properly correlate reward and performance, “golden parachutes” or other severance arrangements that present conflicts between management’s interests and the interests of shareholders, and “golden coffins” or unearned death benefits.) In voting on a proposal relating to executive compensation, the funds will consider whether the proposal has been approved by an independent compensation committee of the board.

Capitalization

Many proxy proposals involve changes in a company’s capitalization, including the authorization of additional stock, the issuance of stock, the repurchase of outstanding stock, or the approval of a stock split. The management of a company’s capital structure involves a number of important issues, including cash flow, financing needs, and market conditions that are unique to the circumstances of the company. As a result, the funds will vote on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization, except that where the funds are not otherwise withholding votes from the entire board of directors:

► The funds will vote for proposals relating to the authorization and issuance of additional common stock (except where such proposals relate to a specific transaction).

► The funds will vote for proposals to effect stock splits (excluding reverse stock splits).

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► The funds will vote for proposals authorizing share repurchase programs.

Commentary: A company may decide to authorize additional shares of common stock for reasons relating to executive compensation or for routine business purposes. For the most part, these decisions are best left to the board of directors and senior management. The funds will vote on a case-by-case basis, however, on other proposals to change a company’s capitalization, including the authorization of common stock with special voting rights, the authorization or issuance of common stock in connection with a specific transaction (e.g., an acquisition, merger or reorganization), or the authorization or issuance of preferred stock. Actions such as these involve a number of considerations that may affect a shareholder’s investment and that warrant a case-by-case determination.

Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

Shareholders may be confronted with a number of different types of transactions, including acquisitions, mergers, reorganizations involving business combinations, liquidations, and the sale of all or substantially all of a company’s assets, which may require their consent. Voting on such proposals involves considerations unique to each transaction. As a result, the funds will vote on a case-by-case basis on board-approved proposals to effect these types of transactions, except as follows:

► The funds will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

Commentary: A company may reincorporate into another state through a merger or reorganization by setting up a “shell” company in a different state and then merging the company into the new company. While reincorporation into states with extensive and established corporate laws – notably Delaware – provides companies and shareholders with a more well-defined legal framework, shareholders must carefully consider the reasons for a reincorporation into another jurisdiction, including especially an offshore jurisdiction.

Anti-Takeover Measures

Some proxy proposals involve efforts by management to make it more difficult for an outside party to take control of the company without the approval of the company’s board of directors. These include the adoption of a shareholder rights plan, requiring supermajority voting on particular issues, the adoption of fair price provisions, the issuance of blank check preferred stock, and the creation of a separate class of stock with disparate voting rights. Such proposals may adversely affect shareholder rights, lead to management entrenchment, or create conflicts of interest. As a result, the funds will vote against board-approved proposals to adopt such anti-takeover measures, except as follows:

► The funds will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

► The funds will vote on a case-by-case basis on proposals to adopt fair price provisions.

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Commentary: The funds’ Trustees recognize that poison pills and fair price provisions may enhance or protect shareholder value under certain circumstances. For instance, where a company has incurred significant operating losses, a shareholder rights plan may be appropriately tailored to protect shareholder value by preserving a company’s net operating losses. Thus, the funds will consider proposals to approve such matters on a case-by-case basis.

Other Business Matters

Many proxies involve approval of routine business matters, such as changing a company’s name, ratifying the appointment of auditors, and procedural matters relating to the shareholder meeting. For the most part, these routine matters do not materially affect shareholder interests and are best left to the board of directors and senior management of the company. The funds will vote for board-approved proposals approving such matters, except as follows:

► The funds will vote on a case-by-case basis on proposals to amend a company’s charter or bylaws (except for charter amendments necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

► The funds will vote against authorization to transact other unidentified, substantive business at the meeting.

► The funds will vote on a case-by-case basis on proposals to ratify the selection of independent auditors if there is evidence that the audit firm’s independence or the integrity of an audit is compromised.

► The funds will vote on a case-by-case basis on other business matters where the funds are otherwise withholding votes for the entire board of directors.

Commentary: Charter and bylaw amendments and the transaction of other unidentified, substantive business at a shareholder meeting may directly affect shareholder rights and have a significant impact on shareholder value. As a result, the funds do not view these items as routine business matters. Putnam Management’s investment professionals and the funds’ proxy voting service may also bring to the Proxy Manager’s attention company-specific items that they believe to be non-routine and warranting special consideration. Under these circumstances, the funds will vote on a case-by-case basis.

The fund’s proxy voting service may identify circumstances that call into question an audit firm’s independence or the integrity of an audit. These circumstances may include recent material restatements of financials, unusual audit fees, egregious contractual relationships, and aggressive accounting policies. The funds will consider proposals to ratify the selection of auditors in these circumstances on a case-by-case basis. In all other cases, given the existence of rules that enhance the independence of audit committees and auditors by, for example, prohibiting auditors from performing a range of non-audit services for audit clients, the funds will vote for the ratification of independent auditors.

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II. SHAREHOLDER PROPOSALS

SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations. The funds generally will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

► The funds will vote on a case-by-case basis on shareholder proposals requiring that the chairman’s position be filled by someone other than the chief executive officer.

► The funds will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding in order to be (re)elected.

► The funds will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

► The funds will vote for shareholder proposals to eliminate supermajority vote requirements in the company’s charter documents.

► The funds will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

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► The funds will vote for shareholder proposals to amend a company’s charter documents to permit shareholders to call special meetings, but only if both of the following conditions are met:

● the proposed amendment limits the right to call special meetings to shareholders holding at least 15% of the company’s outstanding shares, and

● applicable state law does not otherwise provide shareholders with the right to call special meetings.

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► The funds will vote for shareholder proposals requiring companies to make cash payments under management severance agreements only if both of the following conditions are met:

● the company undergoes a change in control, and

● the change in control results in the termination of employment for the person receiving the severance payment.

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► The funds will vote on a case-by-case basis on shareholder proposals requiring companies to accelerate vesting of equity awards under management severance agreements only if both of the following conditions are met:

● the company undergoes a change in control, and

● the change in control results in the termination of employment for the person receiving the severance payment.

► The funds will vote on a case-by-case basis on shareholder proposals to limit a company’s ability to make excise tax gross-up payments under management severance agreements.

► The funds will vote on a case-by-case basis on shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met.

► The funds will vote for shareholder proposals calling for the company to obtain shareholder approval for any future golden coffins or unearned death benefits (payments or awards of unearned salary or bonus, accelerated vesting or the continuation of unvested equity awards, perquisites or other payments or awards in respect of an executive following his or her death), and for shareholder proposals calling for the company to cease providing golden coffins or unearned death benefits.

► The funds will vote for shareholder proposals requiring a company to report on its executive retirement benefits (e.g., deferred compensation, split-dollar life insurance, SERPs and pension benefits).

► The funds will vote for shareholder proposals requiring a company to disclose its relationships with executive compensation consultants (e.g., whether the company, the board or the compensation committee retained the consultant, the types of services provided by the consultant over the past five years, and a list of the consultant’s clients on which any of the company’s executives serve as a director).

► The funds will vote for shareholder proposals that are consistent with the funds’ proxy voting guidelines for board-approved proposals.

► The funds will vote on a case-by-case basis on other shareholder proposals where the funds are otherwise withholding votes for the entire board of directors.

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Commentary: The funds’ Trustees believe that effective corporate reforms should be promoted by holding boards of directors – and in particular their independent directors – accountable for their actions, rather than by imposing additional legal restrictions on board governance through

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piecemeal proposals. As stated above, the funds’ Trustees believe that boards of directors and management are responsible for ensuring that their businesses are operating in accordance with high legal and ethical standards and should be held accountable for resulting corporate behavior. Accordingly, the funds will generally support the recommendations of boards that meet the basic independence and governance standards established in these guidelines. Where boards fail to meet these standards, the funds will generally evaluate shareholder proposals on a case-by-case basis. The funds will also consider proposals requiring that the chairman’s position be filled by someone other than the company’s chief executive officer on a case-by-case basis, recognizing that in some cases this separation may advance the company’s corporate governance while in other cases it may be less necessary to the sound governance of the company. The funds will take into account the level of independent leadership on a company’s board in evaluating these proposals.

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However, the funds generally support shareholder proposals to implement majority voting for directors, observing that majority voting is an emerging standard intended to encourage directors to be attentive to shareholders’ interests. The funds also generally support shareholder proposals to declassify a board, to eliminate supermajority vote requirements, or to require shareholder approval of shareholder rights plans. The funds’ Trustees believe that these shareholder proposals further the goals of reducing management entrenchment and conflicts of interest, and aligning management’s interests with shareholders’ interests in evaluating proposed acquisitions of the company. The Trustees also believe that shareholder proposals to limit severance payments may further these goals in some instances. In general, the funds favor arrangements in which severance payments are made to an executive only when there is a change in control and the executive loses his or her job as a result. Arrangements in which an executive receives a payment upon a change of control even if the executive retains employment introduce potential conflicts of interest and may distract management focus from the long term success of the company.

In evaluating shareholder proposals that address severance payments, the funds distinguish between cash and equity payments. The funds generally do not favor cash payments to executives upon a change in control transaction if the executive retains employment. However, the funds recognize that accelerated vesting of equity incentives, even without termination of employment, may help to align management and shareholder interests in some instances, and will evaluate shareholder proposals addressing accelerated vesting of equity incentive payments on a case-by-case basis.

When severance payments exceed a certain amount based on the executive’s previous compensation, the payments may be subject to an excise tax. Some compensation arrangements provide for full excise tax gross-ups, which means that the company pays the executive sufficient additional amounts to cover the cost of the excise tax. The funds are concerned that the benefits of providing full excise tax gross-ups to executives may be outweighed by the cost to the company of the gross-up payments. Accordingly, the funds will vote on a case-by-case basis on shareholder proposals to curtail excise tax gross-up payments. The funds generally favor arrangements in which severance payments do not trigger an excise tax or in which the company’s obligations with respect to gross-up payments are limited in a reasonable manner.

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The funds’ Trustees believe that performance-based compensation can be an effective tool for aligning management and shareholder interests. However, to fulfill its purpose, performance compensation should only be paid to executives if the performance targets are actually met. A significant restatement of financial results or a significant extraordinary write-off may reveal that executives who were previously paid performance compensation did not actually deliver the required business performance to earn that compensation. In these circumstances, it may be appropriate for the company to recoup this performance compensation. The funds will consider on a case-by-case basis shareholder proposals requesting that the board adopt a policy to recoup, in the event of a significant restatement of financial results or significant extraordinary write-off, performance-based bonuses or awards paid to senior executives based on the company having met or exceeded specific performance targets to the extent that the specific performance targets were not, in fact, met. The funds do not believe that such a policy should necessarily disadvantage a company in recruiting executives, as executives should understand that they are only entitled to performance compensation based on the actual performance they deliver.

The funds’ Trustees disfavor golden coffins or unearned death benefits, and the funds will generally support shareholder proposals to restrict or terminate these practices. The Trustees will also consider whether a company’s overall compensation arrangements, taking all of the pertinent circumstances into account, constitute excessive compensation or otherwise reflect poorly on the corporate governance practices of the company. As the Trustees evaluate these matters, they will be mindful of evolving practices and legislation relevant to executive compensation and corporate governance.

The funds’ Trustees also believe that shareholder proposals that are intended to increase transparency, particularly with respect to executive compensation, without establishing rigid restrictions upon a company’s ability to attract and motivate talented executives, are generally beneficial to sound corporate governance without imposing undue burdens. The funds will generally support shareholder proposals calling for reasonable disclosure.

III. VOTING SHARES OF NON-U.S. ISSUERS

Many of the Putnam funds invest on a global basis, and, as a result, they may hold, and have an opportunity to vote, shares in non-U.S. issuers – i.e., issuers that are incorporated under the laws of foreign jurisdictions and whose shares are not listed on a U.S. securities exchange or the NASDAQ stock market.

In many non-U.S. markets, shareholders who vote proxies of a non-U.S. issuer are not able to trade in that company’s stock on or around the shareholder meeting date. This practice is known as “share blocking.” In countries where share blocking is practiced, the funds will vote proxies only with direction from Putnam Management’s investment professionals.

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In addition, some non-U.S. markets require that a company’s shares be re-registered out of the name of the local custodian or nominee into the name of the shareholder for the shareholder to be able to vote at the meeting. This practice is known as “share re-registration.” As a result, shareholders, including the funds, are not able to trade in that company’s stock until the shares are re-registered back in the name of the local custodian or nominee following the meeting. In countries where share re-registration is practiced, the funds will generally not vote proxies.

Protection for shareholders of non-U.S. issuers may vary significantly from jurisdiction to jurisdiction. Laws governing non-U.S. issuers may, in some cases, provide substantially less protection for shareholders than do U.S. laws. As a result, the guidelines applicable to U.S. issuers, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for non-U.S. issuers. However, the funds will vote proxies of non-U.S. issuers in accordance with the guidelines applicable to U.S. issuers, except as follows:

Uncontested Board Elections

Germany

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► For companies subject to “co-determination,” the funds will vote for the election of nominees to the supervisory board, except that the funds will vote on a case-by-case basis for any nominee who is either an employee of the company or who is otherwise affiliated with the company (as determined by the funds’ proxy voting service).

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► The funds will withhold votes for the election of a former member of the company’s managerial board to chair of the supervisory board.

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Commentary: German corporate governance is characterized by a two-tier board system—a managerial board composed of the company’s executive officers, and a supervisory board. The supervisory board appoints the members of the managerial board. Shareholders elect members of the supervisory board, except that in the case of companies with a large number of employees, company employees are allowed to elect some of the supervisory board members (one-half of supervisory board members are elected by company employees at companies with more than 2,000 employees; one-third of the supervisory board members are elected by company employees at companies with more than 500 employees but fewer than 2,000). This “co-determination” practice may increase the chances that the supervisory board of a large German company does not contain a majority of independent members. In this situation, under the Fund’s proxy voting guidelines applicable to U.S. issuers, the funds would vote against all nominees. However, in the case of companies subject to “co-determination” and with the goal of supporting independent nominees, the Funds will vote for supervisory board members who are neither employees of the company nor otherwise affiliated with the company.

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Consistent with the funds’ belief that the interests of shareholders are best protected by boards with strong, independent leadership, the funds will withhold votes for the election of former chairs of the managerial board to chair of the supervisory board.

Japan

► For companies that have established a U.S.-style corporate governance structure, the funds will withhold votes from the entire board of directors if

● the board does not have a majority of outside directors,

● the board has not established nominating and compensation committees composed of a majority of outside directors, or

● the board has not established an audit committee composed of a majority of independent directors.

► The funds will withhold votes for the appointment of members of a company’s board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Commentary:

Board structure: Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate governance structure (i.e., a board of directors and audit, nominating, and compensation committees). The funds will vote for proposals to amend a company’s articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

Korea

► The funds will withhold votes from the entire board of directors if

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● fewer than half of the directors are outside directors,

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● the board has not established a nominating committee with at least half of the members being outside directors, or

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● the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors.

Commentary: For purposes of these guidelines, an “outside director” is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair performing his or her duties impartially from the company, management or controlling shareholder. In determining whether a director is an outside director, the funds will also apply the standards included in Article 415-2(2) of the Korean Commercial Code (i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company’s largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

Russia

► The funds will vote on a case-by-case basis for the election of nominees to the board of directors.

Commentary: In Russia, director elections are typically handled through a cumulative voting process. Cumulative voting allows shareholders to cast all of their votes for a single nominee for the board of directors, or to allocate their votes among nominees in any other way. In contrast, in “regular” voting, shareholders may not give more than one vote per share to any single nominee. Cumulative voting can help to strengthen the ability of minority shareholders to elect a director.

In Russia, as in some other emerging markets, standards of corporate governance are usually behind those in developed markets. Rather than vote against the entire board of directors, as the funds generally would in the case of a company whose board fails to meet the funds’ standards for independence, the funds may, on a case by case basis, cast all of their votes for one or more independent director nominees. The funds believe that it is important to increase the number of independent directors on the boards of Russian companies to mitigate the risks associated with dominant shareholders.

United Kingdom

► The funds will withhold votes from the entire board of directors if

● the board does not have at least a majority of independent non-executive directors,

● the board has not established a nomination committee composed of a majority of independent non-executive directors, or

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● the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, two directors) and (2) solely independent non-executive directors, provided that, to the extent permitted under the United Kingdom’s Combined Code on Corporate Governance, the company chairman may serve on (but not serve as chairman of) the compensation and audit committees if the chairman was considered independent upon his or her appointment as chairman.

► The funds will withhold votes from any nominee for director who is considered an independent director by the company and who has received compensation within the last three years from the company other than for service as a director, such as investment banking, consulting, legal, or financial advisory fees.

► The funds will vote for proposals to amend a company’s articles of association to authorize boards to approve situations that might be interpreted to present potential conflicts of interest affecting a director.

Commentary:

Application of guidelines: Although the United Kingdom’s Combined Code on Corporate Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, the funds’ Trustees believe that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in U.K. companies. As a result, these guidelines will generally be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that the funds do not view service on the board for more than nine years as affecting a director’s independence. Company chairmen in the U.K. are generally considered affiliated upon appointment as chairman due to the nature of the position of chairman. Consistent with the Combined Code, a company chairman who was considered independent upon appointment as chairman: may serve as a member of, but not as the chairman of, the compensation (remuneration) committee; and, in the case of smaller companies, may serve as a member of, but not as the chairman of, the audit committee.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

Conflicts of interest: The Companies Act 2006 requires a director to avoid a situation in which he or she has, or can have, a direct or indirect interest that conflicts, or possibly may conflict, with the interests of the company. This broadly written requirement could be construed to prevent a director from becoming a trustee or director of another organization. Provided there are reasonable safeguards, such as the exclusion of the relevant director from deliberations, the funds believe that the board may approve this type of potential conflict of interest in its discretion.

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All other jurisdictions

► The funds will vote for supervisory board nominees when the supervisory board meets the funds’ independence standards, otherwise the funds will vote against supervisory board nominees.

Commentary: Companies in many jurisdictions operate under the oversight of supervisory boards. In the absence of jurisdiction-specific guidelines, the funds will generally hold supervisory boards to the same standards of independence as it applies to boards of directors in the United States.

Contested Board Elections

Italy

► The funds will vote for the management- or board-sponsored slate of nominees if the board meets the funds’ independence standards, and against the management- or board-sponsored slate of nominees if the board does not meet the funds’ independence standards; the funds will not vote on shareholder-proposed slates of nominees.

Commentary: Contested elections in Italy may involve a variety of competing slates of nominees. In these circumstances, the funds will focus their analysis on the board- or management-sponsored slate.

Corporate Governance

► The funds will vote for proposals to change the size of a board if the board meets the funds’ independence standards, and against proposals to change the size of a board if the board does not meet the funds’ independence standards.

► The funds will vote for shareholder proposals calling for a majority of a company’s directors to be independent of management.

► The funds will vote for shareholder proposals seeking to increase the independence of board nominating, audit, and compensation committees.

► The funds will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

January 31, 2013	II-124

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Australia

► The funds will vote on a case-by-case basis on board spill resolutions.

Commentary: The Corporations Amendment (Improving Accountability on Director and Executive Compensation) Bill 2011 provides that, if a company’s remuneration report receives a “no” vote of 25% or more of all votes cast at two consecutive annual general meetings, at the second annual general meeting, a spill resolution must be proposed. If the spill resolution is approved (by simple majority), then a further meeting to elect a new board (excluding the managing director) must be held within 90 days. The funds will consider board spill resolutions on a case-by-case basis.

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Taiwan

► The funds will vote against proposals to release directors from their non-competition obligations (their obligations not to engage in any business that is competitive with the company), unless the proposal is narrowly drafted to permit directors to engage in a business that is competitive with the company only on behalf of a wholly-owned subsidiary of the company.

Compensation

► The funds will vote for proposals to approve annual directors’ fees, except that the funds will consider these proposals on a case-by-case basis in each case in which the funds’ proxy voting service has recommended a vote against such a proposal.

► The funds will vote for non-binding proposals to approve remuneration reports, except that the funds will vote against proposals to approve remuneration reports that indicate that awards under a long-term incentive plan are not linked to performance targets.

Commentary: Since proposals relating to directors’ fees for non-U.S. issuers generally address relatively modest fees paid to non-executive directors, the funds generally support these proposals, provided that the fees are consistent with directors’ fees paid by the company’s peers and do not otherwise appear unwarranted. Consistent with the approach taken for U.S. issuers, the funds generally favor compensation programs that relate executive compensation to a company’s long-term performance and will support non-binding remuneration reports unless such a correlation is not made.

January 31, 2013	II-125

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United Kingdom

► The funds will vote for an employee stock purchase plan or share save scheme that has the following features: (1) the shares purchased under the plan are acquired for no less than 80% of their market value; (2) the offering period under the plan is 27 months or less; and (3) dilution is 10% or less.

Commentary: These are the same features that the funds require of employee stock purchase plans proposed by U.S. issuers, except that, to conform to local market practice, the funds support plans or schemes at United Kingdom issuers that permit the purchase of shares at up to a 20% discount (i.e., shares may be purchased for no less than 80% of their market value). By comparison, for U.S. issuers, the funds do not support employee stock purchase plans that permit shares to be acquired at more than a 15% discount (i.e., for less than 85% of their market value).

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Capitalization

► The funds will vote for proposals

● to issue additional common stock representing up to 20% of the company’s outstanding common stock, where shareholders do not have preemptive rights, or

● to issue additional common stock representing up to 100% of the company’s outstanding common stock, where shareholders do have preemptive rights.

► The funds will vote for proposals to authorize share repurchase programs that are recommended for approval by the funds’ proxy voting service; otherwise, the funds will vote against such proposals.

Australia

► The funds will vote for proposals to carve out, from the general cap on non-pro rata share issues of 15% of total equity in a rolling 12-month period, a particular proposed issue of shares or a particular issue of shares made previously within the 12-month period, if the company’s board meets the funds’ independence standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

Hong Kong

► The funds will vote for proposals to approve a general mandate permitting the company to engage in non-pro rata share issues of up to 20% of total equity in a year if the company’s board meets the funds’ independence standards; if the company’s board does not meet the funds’ independence standards, then the funds will vote against these proposals.

January 31, 2013	II-126

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► The funds will for proposals to approve the reissuance of shares acquired by the company under a share repurchase program, provided that: (1) the funds supported (or would have supported, in accordance with these guidelines) the share repurchase program, (2) the reissued shares represent no more than 10% of the company’s outstanding shares (measured immediately before the reissuance), and (3) the reissued shares are sold for no less than 85% of current market value.

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Commentary: In light of the prevalence of certain types of capitalization proposals in Australia and Hong Kong, the funds have adopted guidelines specific to those jurisdictions.

Other Business Matters

► The funds will vote for proposals permitting companies to deliver reports and other materials electronically (e.g., via website posting).

► The funds will vote for proposals permitting companies to issue regulatory reports in English.

► The funds will vote against proposals to shorten shareholder meeting notice periods to fourteen days.

Commentary: Under Directive 2007/36/EC of the European Parliament and the Council of the European Union, companies have the option to request shareholder approval to set the notice period for special meetings at 14 days provided that certain electronic voting and communication requirements are met. The funds believe that the 14 day notice period is too short to provide overseas shareholders with sufficient time to analyze proposals and to participate meaningfully at special meetings and, as a result, have determined to vote against such proposals.

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France

► The funds will vote for proposals to approve a company’s related party transactions, except that the funds will consider these proposals on a case-by-case basis if the funds’ proxy voting service has recommended a vote against the proposal.

Commentary: In France, shareholders are generally requested to approve any agreement between the company and: (i) its directors, chair of the board, CEO and deputy CEOs; (ii) the members of the supervisory board and management board, for companies with a dual structure; and (iii) a shareholder who directly or indirectly owns at least 10% of the company’s voting rights. This includes agreements under which compensation may be paid to executive officers after the end of their employment, such as severance payments, supplementary retirement plans and non-competition agreements. The funds will generally support these proposals unless the funds’ proxy voting service recommends a vote against, in which case the funds will consider the proposal on a case-by-case basis.

January 31, 2013	II-127

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Germany

► The funds will vote in accordance with the recommendation of the company’s board of directors on shareholder countermotions added to a company’s meeting agenda, unless the countermotion is directly addressed by one of the funds’ other guidelines.

Commentary: In Germany, shareholders are able to add both proposals and countermotions to a meeting agenda. Countermotions, which must correspond to a proposal on the agenda, generally call for shareholders to oppose the existing proposal, although they may also propose separate voting decisions. Countermotions may be proposed by any shareholder and they are typically added throughout the period between the publication of the meeting agenda and the meeting date. This guideline reflects the funds’ intention to focus on the original proposal, which is expected to be presented a reasonable period of time before the shareholder meeting so that the funds will have an appropriate opportunity to evaluate it.

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► The funds will vote for proposals to approve profit-and-loss transfer agreements between a controlling company and its subsidiaries.

Commentary: These agreements are customary in Germany and are typically entered into for tax purposes. In light of this and the prevalence of these proposals, the funds have adopted a guideline to vote for this type of proposal.

Taiwan

► The funds will vote for proposals to amend a Taiwanese company’s procedural rules.

Commentary: Since procedural rules, which address such matters as a company’s policies with respect to capital loans, endorsements and guarantees, and acquisitions and disposal of assets, are generally adopted or amended to conform to changes in local regulations governing these transactions, the funds have adopted a guideline to vote for these transactions.

As adopted December 14, 2012

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January 31, 2013	II-128

Proxy voting procedures of the Putnam funds

The proxy voting procedures below explain the role of the funds’ Trustees, the proxy voting service and the Proxy Manager, as well as how the process will work when a proxy question needs to be handled on a case-by-case basis, or when there may be a conflict of interest.

The role of the funds’ Trustees

The Trustees of the Putnam funds exercise control of the voting of proxies through their Board Policy and Nominating Committee, which is composed entirely of independent Trustees. The Board Policy and Nominating Committee oversees the proxy voting process and participates, as needed, in the resolution of issues that need to be handled on a case-by-case basis. The Committee annually reviews and recommends, for Trustee approval, guidelines governing the funds’ proxy votes, including how the funds vote on specific proposals and which matters are to be considered on a case-by-case basis. The Trustees are assisted in this process by their independent administrative staff (“Office of the Trustees”), independent legal counsel, and an independent proxy voting service. The Trustees also receive assistance from Putnam Investment Management, LLC (“Putnam Management”), the funds’ investment advisor, on matters involving investment judgments. In all cases, the ultimate decision on voting proxies rests with the Trustees, acting as fiduciaries on behalf of the shareholders of the funds.

The role of the proxy voting service

The funds have engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service is responsible for coordinating with the funds’ custodians to ensure that all proxy materials received by the custodians relating to the funds’ portfolio securities are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting guidelines established by the Trustees. The proxy voting service will refer proxy questions to the Proxy Manager (described below) for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Manager’s attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. The funds also utilize research services relating to proxy questions provided by the proxy voting service and by other firms.

The role of the Proxy Manager

Each year, a member of the Office of the Trustees is appointed Proxy Manager to assist in the coordination and voting of the funds’ proxies. The Proxy Manager will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Office of the Trustees, the Chair of the Board Policy and Nominating Committee, and Putnam Management’s investment professionals, as appropriate. The Proxy Manager is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service.

Voting procedures for referral items

As discussed above, the proxy voting service will refer proxy questions to the Proxy Manager under certain circumstances. When the application of the proxy voting guidelines is unclear or a particular proxy question is not covered by the guidelines (and does not involve investment considerations), the Proxy Manager will assist in interpreting the guidelines and, as appropriate, consult with one or more senior staff members of the Office of the Trustees and the Chair of the Board Policy and Nominating Committee on how the funds’ shares will be voted.

January 31, 2013	II-129

For proxy questions that require a case-by-case analysis pursuant to the guidelines or that are not covered by the guidelines but involve investment considerations, the Proxy Manager will refer such questions, through an electronic request form, to Putnam Management’s investment professionals for a voting recommendation. Such referrals will be made in cooperation with the person or persons designated by Putnam Management’s Legal and Compliance Department to assist in processing such referral items. In connection with each such referral item, the Legal and Compliance Department will conduct a conflicts of interest review, as described below under “Conflicts of interest,” and provide electronically a conflicts of interest report (the “Conflicts Report”) to the Proxy Manager describing the results of such review. After receiving a referral item from the Proxy Manager, Putnam Management’s investment professionals will provide a recommendation electronically to the Proxy Manager and the person or persons designated by the Legal and Compliance Department to assist in processing referral items. Such recommendation will set forth (1) how the proxies should be voted; (2) the basis and rationale for such recommendation; and (3) any contacts the investment professionals have had with respect to the referral item with non-investment personnel of Putnam Management or with outside parties (except for routine communications from proxy solicitors). The Proxy Manager will then review the investment professionals’ recommendation and the Conflicts Report with one or more senior staff members of the Office of the Trustees in determining how to vote the funds’ proxies. The Proxy Manager will maintain a record of all proxy questions that have been referred to Putnam Management’s investment professionals, the voting recommendation, and the Conflicts Report.

In some situations, the Proxy Manager and/or one or more senior staff members of the Office of the Trustees may determine that a particular proxy question raises policy issues requiring consultation with the Chair of the Board Policy and Nominating Committee, who, in turn, may decide to bring the particular proxy question to the Committee or the full Board of Trustees for consideration.

Conflicts of interest

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may exist, for example, if Putnam Management has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. Any individual with knowledge of a personal conflict of interest (e.g., familial relationship with company management) relating to a particular referral item shall disclose that conflict to the Proxy Manager and the Legal and Compliance Department and otherwise remove himself or herself from the proxy voting process. The Legal and Compliance Department will review each item referred to Putnam Management’s investment professionals to determine if a conflict of interest exists and will provide the Proxy Manager with a Conflicts Report for each referral item that (1) describes any conflict of interest; (2) discusses the procedures used to address such conflict of interest; and (3) discloses any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional’s recommendation. The Conflicts Report will also include written confirmation that any recommendation from an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

As adopted March 11, 2005 and revised June 12, 2009.

January 31, 2013	II-130

Appendix B

January 31, 2013	II-131

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Funds Trust and Shareholders
of Putnam Global Sector Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Global Sector Fund (the “fund”) at October 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 2012 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 2012

22 Global Sector Fund

The fund’s portfolio 10/31/12

	Shares	Value

Global Sector Funds 99.6%*
Putnam Global Consumer Fund (Class Y)	37,623	$568,861

Putnam Global Financials Fund (Class Y)	45,630	527,939

Putnam Global Health Care Fund (Class Y)	5,833	281,784

Putnam Global Industrials Fund (Class Y)	20,761	291,487

Putnam Global Natural Resources Fund (Class Y)	24,010	474,685

Putnam Global Technology Fund (Class Y)	20,552	322,466

Putnam Global Telecommunications Fund (Class Y)	7,332	109,103

Putnam Global Utilities Fund (Class Y)	8,982	94,851

Total Global Sector Funds (cost $2,641,839)		$2,671,176

Fixed Income Funds 0.5%*
Putnam Money Market Fund (Class A)	12,130	$12,130

Total Fixed Income Funds (cost $12,130)		$12,130

Total Investments (cost $2,653,969)		$2,683,306

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2011 through October 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $2,682,759

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Global sector funds	$2,671,176	$—	$—

Fixed income funds	12,130	—	—

Totals by level	$2,683,306	$—	$—

The accompanying notes are an integral part of these financial statements.

Global Sector Fund 23

Statement of assets and liabilities 10/31/12

ASSETS

Investment in affiliated underlying Putnam Funds, at value (Note 1):
Affiliated underlying Putnam Funds (identified cost $2,653,969) (Note 5)	$2,683,306

Cash	5

Receivable for shares of the fund sold	1,081

Receivable for investments sold	23,508

Receivable from Manager (Note 2)	28,304

Total assets	2,736,204

LIABILITIES

Payable for investments purchased	24,598

Payable for distribution fees (Note 2)	649

Payable for reports to shareholders	9,734

Payable for auditing	17,789

Other accrued expenses	675

Total liabilities	53,445

Net assets	$2,682,759

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$2,601,516

Distributions in excess of net investment income (Note 1)	(4,485)

Accumulated net realized gain on investments (Note 1)	56,391

Net unrealized appreciation of investments	29,337

Total — Representing net assets applicable to capital shares outstanding	$2,682,759

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($1,339,015 divided by 129,744 shares)	$10.32

Offering price per class A share (100/94.25 of $10.32)*	$10.95

Net asset value and offering price per class B share ($98,568 divided by 9,643 shares)**	$10.22

Net asset value and offering price per class C share ($249,641 divided by 24,462 shares)**	$10.21

Net asset value and redemption price per class M share ($12,645 divided by 1,230 shares)	$10.28

Offering price per class M share (100/96.50 of $10.28)*	$10.65

Net asset value, offering price and redemption price per class R share
($11,176 divided by 1,084 shares)	$10.31

Net asset value, offering price and redemption price per class Y share
($971,714 divided by 93,867 shares)	$10.35

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

24 Global Sector Fund

Statement of operations Year ended 10/31/12

INVESTMENT INCOME

Income distributions from underlying Putnam Fund shares (Note 5)	$49,889

Total investment income	49,889

EXPENSES

Distribution fees (Note 2)	8,006

Reports to shareholders	15,595

Auditing	17,789

Other	869

Fees waived and reimbursed by Manager (Note 2)	(34,253)

Total expenses	8,006

Net investment income	41,883

Net realized gain on sales of underlying Putnam Fund shares (Notes 1 and 3)	5,326

Capital gain distribution from underlying Putnam Fund shares	85,694

Net unrealized appreciation of underlying Putnam Fund shares during the year	142,418

Net gain on investments	233,438

Net increase in net assets resulting from operations	$275,321

The accompanying notes are an integral part of these financial statements.

Global Sector Fund 25

Statement of changes in net assets

INCREASE IN NET ASSETS	Year ended 10/31/12	Year ended 10/31/11

Operations:
Net investment income	$41,883	$15,864

Net realized gain on investments	91,020	91,587

Net unrealized appreciation (depreciation) of investments	142,418	(215,869)

Net increase (decrease) in net assets resulting
from operations	275,321	(108,418)

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(40,314)	(45,209)

Class B	(1,791)	(2,404)

Class C	(4,516)	(3,844)

Class M	(288)	(590)

Class R	(222)	(379)

Class Y	(12,405)	(16,150)

Net realized short-term gain on investments

Class A	(995)	(2,749)

Class B	(61)	(159)

Class C	(144)	(255)

Class M	(9)	(39)

Class R	(6)	(25)

Class Y	(281)	(956)

From net realized long-term gain on investments
Class A	(29,862)	—

Class B	(1,843)	—

Class C	(4,324)	—

Class M	(284)	—

Class R	(187)	—

Class Y	(8,426)	—

Redemption fees (Note 1)	40	365

Increase from capital share transactions (Note 4)	185,051	1,118,516

Total increase in net assets	354,454	937,704

NET ASSETS

Beginning of year	2,328,305	1,390,601

End of year (including distributions in excess of net
investment income of $4,485 and no monies, respectively)	$2,682,759	$2,328,305

The accompanying notes are an integral part of these financial statements.

26 Global Sector Fund

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Global Sector Fund 27

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
October 31, 2012	$9.77	.16	.82	.98	(.24)	(.19)	(.43)	— [e]	$10.32	10.62	$1,339.25		1.62	50
October 31, 2011	10.37	.08	(.25)	(.17)	(.41)	(.02)	(.43)	— [e]	9.77	(1.94)	1,520.25		.78	24
October 31, 2010†	10.00	(.01)	.38	.37	—	—	—	— [e]	10.37	3.70*	876	.15*	(.06)*	14*

Class B
October 31, 2012	$9.68	.11	.80	.91	(.18)	(.19)	(.37)	— [e]	$10.22	9.79	$99	1.00	1.09	50
October 31, 2011	10.32	— [e]	(.25)	(.25)	(.37)	(.02)	(.39)	— [e]	9.68	(2.66)	99	1.00	(.02)	24
October 31, 2010†	10.00	(.05)	.36	.31	—	—	—	.01	10.32	3.20*	46	.59*	(.51)*	14*

Class C
October 31, 2012	$9.68	.09	.82	.91	(.19)	(.19)	(.38)	— [e]	$10.21	9.84	$250	1.00	.96	50
October 31, 2011	10.32	(.02)	(.23)	(.25)	(.37)	(.02)	(.39)	— [e]	9.68	(2.65)	227	1.00	(.15)	24
October 31, 2010†	10.00	(.05)	.36	.31	—	—	—	.01	10.32	3.20*	71	.59*	(.52)*	14*

Class M
October 31, 2012	$9.72	.15	.78	.93	(.18)	(.19)	(.37)	— [e]	$10.28	10.06	$13.75		1.54	50
October 31, 2011	10.34	.04	(.27)	(.23)	(.37)	(.02)	(.39)	— [e]	9.72	(2.43)	15.75		.42	24
October 31, 2010†	10.00	(.04)	.37	.33	—	—	—	.01	10.34	3.40*	16	.44*	(.38)*	14*

Class R
October 31, 2012	$9.76	.15	.80	.95	(.21)	(.19)	(.40)	— [e]	$10.31	10.29	$11.50		1.49	50
October 31, 2011	10.35	.07	(.26)	(.19)	(.38)	(.02)	(.40)	— [e]	9.76	(2.08)	10.50		.70	24
October 31, 2010†	10.00	(.02)	.36	.34	—	—	—	.01	10.35	3.50*	10	.30*	(.22)*	14*

Class Y
October 31, 2012	$9.80	.19	.82	1.01	(.27)	(.19)	(.46)	— [e]	$10.35	10.86	$972	—	1.92	50
October 31, 2011	10.38	.11	(.25)	(.14)	(.42)	(.02)	(.44)	— [e]	9.80	(1.63)	458	—	1.08	24
October 31, 2010†	10.00	.01	.36	.37	—	—	—	.01	10.38	3.80*	371	—*	.08*	14*

* Not annualized.

† For the period March 31, 2010 (commencement of operations) to October 31, 2010.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Expense ratios do not include expenses of the underlying funds.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses of each class reflect a reduction of the following amount (Note 2).

Percentage of
average net assets

October 31, 2012	1.31%

October 31, 2011	3.53

October 31, 2010	10.58

e Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

28 Global Sector Fund	Global Sector Fund 29

Notes to financial statements 10/31/12

Within the following Notes to financial statements, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from November 1, 2011 through October 31, 2012.

Putnam Global Sector Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The investment objective of the fund is to seek capital appreciation by allocating its assets among eight Putnam global sector funds to provide exposure to sectors of the global markets in approximately the same proportions as the sector weightings in the MSCI World Index. We may also invest in money market instruments or an affiliated money market fund for cash management.

The financial statements report on the fund, which may invest in the following Putnam Funds: Putnam Global Consumer Fund, Putnam Global Financials Fund, Putnam Global Health Care Fund, Putnam Global Industrials Fund, Putnam Global Natural Resources Fund, Putnam Global Technology Fund, Putnam Global Telecommunications Fund, Putnam Global Utilities Fund, which are all non-diversified and Putnam Money Market Fund, which is diversified (the underlying Putnam Funds), which are managed by Putnam Management. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

A 1.00% redemption fee may apply on any shares that are redeemed (either by selling or exchanging into another fund) within 90 days of purchase. The redemption fee is accounted for as an addition to paid-in-capital. Effective January 2, 2013, any purchases made will not be subject to a redemption fee.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

30 Global Sector Fund

Security valuation The price of the fund’s shares are based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1. The NAVs of underlying Putnam Funds are determined based on the policies contained in each of the underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior periods remains subject to examination by the Internal Revenue Service.

Pursuant to federal income tax regulations applicable to regulated investment companies, the Fund has elected to defer $4,485 to its fiscal year ending October 31, 2013 late year ordinary losses ((i) ordinary losses recognized between January 1, 2012 and October 31, 2012, and (ii) specified ordinary and currency losses recognized between November 1, 2011 and October 31, 2012).

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of losses on wash sale transactions, late year loss deferrals and reclass of short term capital gain distributions from underlying Putnam Funds. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $13,168 to decrease distributions in excess of net investment income and $13,168 to decrease accumulated net realized gains.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$43,003
Unrealized depreciation	(81,314)

Net unrealized depreciation	(38,311)
Undistributed long-term gain	124,040
Late year ordinary loss deferral	(4,485)
Cost for federal income tax purposes	$2,721,617

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Global Sector Fund 31

Note 2: Management fee, administrative services and other transactions

The fund does not pay a management fee to Putnam Management.

Putnam Management has contractually agreed to reimburse the fund for other expenses (not including brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s distribution plan) through February 28, 2014. During the reporting period, the fund’s expenses were reduced by $34,253 as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$4,381	Class M	104

Class B	992	Class R	53

Class C	2,476	Total	$8,006

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $1,435 and $6 from the sale of class A and class M shares, respectively, and received $44 and no monies in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received no monies on class A and class M redemptions.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds aggregated $1,511,063 and $1,304,287, respectively.

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Year ended 10/31/12		Year ended 10/31/11

Class A	Shares	Amount	Shares	Amount

Shares sold	45,010	$432,999	85,601	$914,126

Shares issued in connection with
reinvestment of distributions	7,838	71,171	4,440	46,711

	52,848	504,170	90,041	960,837

Shares repurchased	(78,590)	(805,367)	(19,032)	(195,889)

Net increase (decrease)	(25,742)	$(301,197)	71,009	$764,948

32 Global Sector Fund

	Year ended 10/31/12		Year ended 10/31/11

Class B	Shares	Amount	Shares	Amount

Shares sold	1,608	$15,401	10,932	$115,809

Shares issued in connection with
reinvestment of distributions	363	3,283	244	2,563

	1,971	18,684	11,176	118,372

Shares repurchased	(2,570)	(24,998)	(5,395)	(57,102)

Net increase (decrease)	(599)	$(6,314)	5,781	$61,270

	Year ended 10/31/12		Year ended 10/31/11

Class C	Shares	Amount	Shares	Amount

Shares sold	6,431	$63,358	17,475	$182,621

Shares issued in connection with
reinvestment of distributions	868	7,835	354	3,712

	7,299	71,193	17,829	186,333

Shares repurchased	(6,234)	(61,452)	(1,268)	(14,245)

Net increase	1,065	$9,741	16,561	$172,088

	Year ended 10/31/12		Year ended 10/31/11

Class M	Shares	Amount	Shares	Amount

Shares sold	109	$1,076	229	$2,399

Shares issued in connection with
reinvestment of distributions	64	581	60	629

	173	1,657	289	3,028

Shares repurchased	(508)	(5,077)	(301)	(2,767)

Net increase (decrease)	(335)	$(3,420)	(12)	$261

	Year ended 10/31/12		Year ended 10/31/11

Class R	Shares	Amount	Shares	Amount

Shares sold	—	$—	—	$—

Shares issued in connection with
reinvestment of distributions	46	415	38	404

	46	415	38	404

Shares repurchased	—	—	—	—

Net increase	46	$415	38	$404

	Year ended 10/31/12		Year ended 10/31/11

Class Y	Shares	Amount	Shares	Amount

Shares sold	58,567	$604,710	23,999	$258,282

Shares issued in connection with
reinvestment of distributions	2,325	21,112	1,625	17,106

	60,892	625,822	25,624	275,388

Shares repurchased	(13,717)	(139,996)	(14,710)	(155,843)

Net increase	47,175	$485,826	10,914	$119,545

At the close of the reporting period, a shareholder of record owned 5.19% of the outstanding shares of the fund.

At the close of the reporting period, an Interested Trustee of the Fund owned 11.46% of the outstanding shares of the fund.

Global Sector Fund 33

At the close of the reporting period, Putnam Investments, LLC owned the following class shares of the fund:

	Shares owned	Percent of ownership	Value

Class M	1,080	87.80%	$11,104

Class R	1,084	100.00%	11,176

Class Y	1,094	1.17%	11,319

Note 5: Transactions with affiliated issuers

Transactions during the reporting period with a company which is under common ownership or control, or with companies in which the fund owned at least 5% of the voting securities, were as follows:

	Market					Market
	value at the					value at the
	beginning of					end of the
	the reporting	Purchase	Sale	Investment	Capital gain	reporting
Name of affiliates	period	cost	proceeds	income	distributions	period

Putnam Global
Consumer Fund	$491,198	$320,611	$267,694	$8,569	$36,896	$568,861

Putnam Global
Financials Fund	429,784	287,434	253,125	7,407	3,126	527,939

Putnam Global
Health Care Fund	230,028	163,235	136,810	6,654	21,238	281,784

Putnam Global
Industrials Fund	248,429	157,025	134,952	6,923	8,649	291,487

Putnam Global
Natural Resources
Fund	423,779	270,496	208,783	13,137	—	474,685

Putnam Global
Technology Fund	292,353	183,104	159,730	—	14,342	322,466

Putnam Global
Telecommunications
Fund	108,210	58,028	71,184	3,937	1,443	109,103

Putnam Global
Utilities Fund	98,715	50,232	56,951	3,262	—	94,851

Putnam Money
Market Fund	6,290	20,898	15,058	—	—	12,130

Totals	$2,328,786	$1,511,063	$1,304,287	$49,889	$85,694	$2,683,306

Note 6: Market, credit and other risks

In the normal course of business, the underlying Putnam funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam Funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. Each underlying Putnam Fund concentrates their investments in one sector, which involves more risk than a fund that invests more broadly.

34 Global Sector Fund

Note 7: New accounting pronouncements

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-04 “Fair Value Measurements and Disclosures (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 amends FASB Topic 820 “Fair Value Measurement” and seeks to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. ASU 2011-04 is effective for fiscal years and interim periods beginning after December 15, 2011. The application of ASU 2011-04 did not have a material impact on the fund’s financial statements.

In December 2011, the FASB issued ASU No. 2011–11 “Disclosures about Offsetting Assets and Liabilities”. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASU 2011–11 and its impact, if any, on the fund’s financial statements.

Global Sector Fund 35

PUTNAM FUNDS TRUST

Putnam Absolute Return 100 Fund
Putnam Absolute Return 300 Fund
Putnam Absolute Return 500 Fund
Putnam Absolute Return 700 Fund
Putnam Global Sector Fund

FORM N-1A
PART C

OTHER INFORMATION

Item 28. Exhibits

(a)(1) Agreement and Declaration of Trust dated January 22, 1996—Incorporated by reference to the Registrant's Registration Statement filed on January 30, 1996.

(a)(2) Amendment No. 1 to Agreement and Declaration of Trust dated November 12, 2004—Incorporated by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement filed on June 28, 2005.

(b) By-Laws, as amended through July 21, 2000—Incorporated by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement filed on August 29, 2000.

(c)(1) Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights—Incorporated by reference to the Registrant's Registration Statement filed on January 30, 1996.

(c)(2) Portions of By-Laws Relating to Shareholders' Rights—Incorporated by reference to the Registrant's Registration Statement filed on January 30, 1996.

(d)(1) Management Contract with Putnam Investment Management, LLC dated January 1, 2010, schedule dated September 9, 2011, for Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Risk Allocation Fund, Putnam Floating Rate Income Fund, Putnam Global Consumer Fund, Putnam Global Energy Fund, Putnam Global Financials Fund, Putnam Global Industrials Fund, Putnam Global Technology Fund, Putnam Global Telecommunications Fund, Putnam Multi-Cap Core Fund, Putnam Retirement Income Fund Lifestyle 2, Putnam Retirement Income Fund Lifestyle 3, and Putnam Short Duration Income Fund - Incorporated by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement filed on October 28, 2011.

C-1

(d)(2) Management Contract with Putnam Investment Management, LLC dated July 1, 2011 for Putnam Asia Pacific Equity Fund and Putnam International Value Fund - Incorporated by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement filed on August 26, 2011.

(d)(3) Management Contract with Putnam Investment Management, LLC dated January 1, 2010 for Putnam Emerging Markets Equity Fund and Putnam Small Cap Growth Fund-Incorporated by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement filed on August 27, 2010.

(d)(4) Management Contract with Putnam Investment Management, LLC dated January 1, 2010 for Putnam Capital Spectrum Fund and Putnam Equity Spectrum Fund-Incorporated by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement filed on August 27, 2010.

(d)(5) Management Contract with Putnam Investment Management, LLC dated December 14, 2009 for Putnam Global Sector Fund-Incorporated by reference to Post-Effective Amendment No. 104 to the Registrant’s Registration Statement filed on March 31, 2010.

(d)(6) Management Contract with Putnam Investment Management, LLC dated February 1, 2010 for Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, and Putnam Absolute Return 700 Fund-Incorporated by reference to Post-Effective Amendment No. 103 to the Registrant's Registration Statement filed on February 26, 2010.


(d)(7) Management Contract with Putnam Investment Management, LLC dated November 9, 2012 for Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund-Incorporated by reference to Post-Effective Amendment No. 162 to the Registrant's Registration Statement filed on February 15, 2013.

(d)(8) Management Contract with Putnam Investment Management, LLC dated March 1, 2013 for Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund.

(d)(9) Sub-Management Contract between Putnam Investment Management, LLC and Putnam Investments Limited dated May 15, 2008; schedule dated April 27, 2012-Incorporated by reference to Post-Effective Amendment No. 144 to the Registrant's Registration Statement filed on June 28, 2012.

(d)(10) Sub-Management Contract between Putnam Investment Management, LLC and Putnam Investments Limited dated November 9, 2012 for Putnam Short Term Investment Fund-Incorporated by reference to Post-Effective Amendment No. 154 to the Registrant's Registration Statement filed on November 23, 2012.

(d)(11) Sub-Advisory Contract among Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC dated May 15,

C-2

2008; schedule A dated April 27, 2012; schedule B dated April 27, 2012-Incorporated by reference to Post-Effective Amendment No. 144 to the Registrant's Registration Statement filed on June 28, 2012.


(e)(1) Distributor's Contract with Putnam Retail Management Limited Partnership dated August 3, 2007- Incorporated by reference to Post-Effective Amendment No. 72 to the Registrant’s Registration Statement filed on August 27, 2007.

(e)(2) Form of Dealer Sales Contract dated March 27, 2012-Incorporated by reference to Post-Effective Amendment No. 144 to the Registrant's Registration Statement filed on June 28, 2012.

(e)(3) Form of Financial Institution Sales Contract dated March 27, 2012-Incorporated by reference to Post-Effective Amendment No. 144 to the Registrant's Registration Statement filed on June 28, 2012.

(f) Trustee Retirement Plan dated October 4, 1996, as amended July 21, 2000-Incorporated by reference to Post-Effective Amendment No. 64 to the Registrant's Registration Statement filed on January 28, 2005.


(g) Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2007; schedule dated February 19, 2013-Incorporated by reference to Post-Effective Amendment No. 162 to the Registrant's Registration Statement filed on February 15, 2013.


(h)(1) Amended and Restated Investor Servicing Agreement with Putnam Investment Management, LLC and Putnam Investor Services, Inc. dated January 1, 2009; schedule dated September 9, 2011-Incorporated by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement filed on October 28, 2011.

(h)(2) Letter of Indemnity with Putnam Investment Management, LLC dated December 18, 2003- Incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on May 28, 2004.

(h)(3) Liability Insurance Allocation Agreement dated December 18, 2003-Incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement filed on May 28, 2004.

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(h)(4) Master Sub-Accounting Services Agreement between Putnam Investment Management, LLC and State Street Bank and Trust Company dated January 1, 2007; schedule dated February 19, 2013-Incorporated by reference to Post-Effective Amendment No. 162 to the Registrant's Registration Statement filed on February 15, 2013.

(h)(5) Master Interfund Lending Agreement with the Trusts party thereto and Putnam Investment Management, LLC dated July 16, 2010; schedule A dated December 14, 2012; schedule B dated December 14, 2012-Incorporated by reference to Post-Effective Amendment No. 162 to the Registrant's Registration Statement filed on February 15, 2013.

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(h)(6) Committed Line of Credit Agreement with State Street Bank and Trust Company dated July 6, 2010-Incorporated by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement filed on September 28, 2010.

(h)(7) First Amendment to Committed Line of Credit Agreement with State Street Bank and Trust Company dated January 6, 2011-Incorporated by reference to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement filed on January 28, 2011.

(h)(8) Second Amendment to Committed Line of Credit Agreement with State Street Bank and Trust Company dated July 1, 2011-Incorporated by reference to Post-Effective Amendment No. 128 to the Registrant's Registration Statement filed on August 26, 2011.

(h)(9) Third Amendment to Committed Line of Credit Agreement with State Street Bank and Trust Company dated December 15, 2011-Incorporated by reference to Post-Effective Amendment No. 142 to the Registrant's Registration Statement filed on February 28, 2012.

(h)(10) Fourth Amendment to Committed Line of Credit Agreement with State Street Bank and Trust Company dated March 30, 2012-Incorporated by reference to Post-Effective Amendment No. 144 to the Registrant's Registration Statement filed on June 28, 2012.

(h)(11) Fifth Amendment to Committed Line of Credit Agreement with State Street Bank and Trust Company dated June 29, 2012-Incorporated by reference to Post-Effective Amendment No. 148 to the Registrant’s Registration Statement filed on August 28, 2012.

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(h)(12) Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated July 6, 2010-Incorporated by reference to Post-Effective Amendment No. 111 to the Registrant’s Registration Statement filed on September 28, 2010.

(h)(13) First Amendment to Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated January 6, 2011-Incorporated by reference to Post-Effective Amendment No. 114 to the Registrant’s Registration Statement filed on January 28, 2011.

(h)(14) Second Amendment to Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated July 1, 2011-Incorporated by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement filed on August 26, 2011.

(h)(15) Third Amendment to Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated December 15, 2011-Incorporated by reference to Post-Effective Amendment No. 142 to the Registrant's Registration Statement filed on February 28, 2012.

(h)(16) Fourth Amendment to Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated March 30, 2012-Incorporated by reference to Post-Effective Amendment No. 144 to the Registrant's Registration Statement filed on June 28, 2012.

(h)(17) Fifth Amendment to Uncommitted Line of Credit Agreement with State Street Bank and Trust Company dated June 29, 2012 -Incorporated by reference to Post-Effective Amendment No. 148 to the Registrant’s Registration Statement filed on August 28, 2012.

(i)(1) Opinion of Ropes & Gray LLP, including consent, for Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, Putnam Absolute Return 700 Fund, Putnam Asia Pacific Equity Fund, Putnam Capital Spectrum Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Risk Allocation Fund, Putnam Emerging Markets Equity Fund, Putnam Equity Spectrum Fund, Putnam Floating Rate Income Fund, Putnam Global Consumer Fund, Putnam Global Energy Fund, Putnam Global Financials Fund, Putnam Global Industrials Fund, Putnam Global Sector Fund, Putnam Global Technology Fund, Putnam Global Telecommunications Fund, Putnam International Value Fund, Putnam Money Market Liquidity Fund, Putnam Multi-Cap Core Fund, Putnam Retirement Income Fund Lifestyle 2, Putnam Retirement Income Fund Lifestyle 3 and Putnam Small Cap Growth Fund—Incorporated by reference to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement filed on June 3, 2011.

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(i)(2) Opinion of Ropes & Gray LLP, including consent, for Putnam Short Duration Income Fund-Incorporated by reference to Post-Effective Amendment No. 132 to the Registrant’s Registration Statement filed on September 30, 2011.


(i)(3) Opinion of Ropes & Gray LLP, including consent, for Putnam Short Term Investment Fund-Incorporated by reference to Post-Effective Amendment No. 162 to the Registrant's Registration Statement filed on February 15, 2013.

(j)(1) Consent of Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP - Putnam Absolute Return 700 Fund, Putnam Absolute Return 500 Fund and Putnam Global Sector Fund.

(j)(2) Consent of Independent Registered Public Accounting Firm KPMG LLP- Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund.


(k) Not applicable.

(l) Investment Letter from Putnam Investments, LLC to the Registrant-Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement filed on July 19, 1996.

(m)(1) Class A Distribution Plan and Agreement dated April 1, 2000-Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on May 17, 2000.

(m)(2) Class B Distribution Plan and Agreement dated April 1, 2000-Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on May 17, 2000.

(m)(3) Class C Distribution Plan and Agreement dated April 1, 2000-Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on May 17, 2000.

(m)(4) Class M Distribution Plan and Agreement dated April 1, 2000-Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on May 17, 2000.

(m)(5) Class R Distribution Plan and Agreement dated May 8, 2003-Incorporated by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement filed on January 30, 2004.

(m)(6) Form of Dealer Service Agreement-Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement filed on June 30, 1997.

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(m)(7) Form of Financial Institution Service Agreement-Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement filed on July 19, 1996.

(n) Rule 18f-3 Plan dated November 1, 1999, as most recently amended April 13, 2012-Incorporated by reference to Post-Effective Amendment No. 144 to the Registrant's Registration Statement filed on June 28, 2012.

(p)(1) The Putnam Funds Code of Ethics dated June 17, 2011-Incorporated by reference to Post-Effective Amendment No. 136 to the Registrant’s Registration Statement filed on October 28, 2011.

(p)(2) Putnam Investments Code of Ethics dated June 2010-Incorporated by reference to Post-Effective Amendment No. 108 to the Registrant’s Registration Statement filed on June 28, 2010.

(p)(3) Amendment dated June 2011 to Putnam Investments Code of Ethics dated June 2010-Incorporated by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement filed on August 26, 2011.

Item 29. Persons Controlled by or under Common Control with Fund

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As of January 31, 2013, Marie C. Franklin owned 26.52% of the class M shares of Putnam Absolute Return 100 Fund.

As of January 31, 2013, MG Trust Company Cust FBO owned 27.04% of the class R shares of Putnam Absolute Return 100 Fund.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 100.00% of the class R5 shares of Putnam Absolute Return 100 Fund.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 100.00% of the class R6 shares of Putnam Absolute Return 100 Fund.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 100.00% of the class R5 shares of Putnam Absolute Return 300 Fund.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 100.00% of the class R6 shares of Putnam Absolute Return 300 Fund.

As of January 31, 2013, Merrill Lynch for the Sole Benefit owned 27.76% of the class Y shares of Putnam Absolute Return 300 Fund.

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As of January 31, 2013, Putnam Investment Holdings, LLC owned 100.00% of the class R5 shares of Putnam Absolute Return 500 Fund.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 100.00% of the class R6 shares of Putnam Absolute Return 500 Fund.

As of January 31, 2013, Morgan Stanley Smith Barney owned 28.82% of the class R shares of Putnam Absolute Return 700 Fund.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 100.00% of the class R5 shares of Putnam Absolute Return 700 Fund.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 100.00% of the class R6 shares of Putnam Absolute Return 700 Fund.

As of January 31, 2013, Wells Fargo Advisors owned 31.09% of the class Y shares of Putnam Absolute Return 700 Fund.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 55.53% of the class A shares of Putnam Asia Pacific Equity Fund.

As of January 31, 2013, David W. Clark TOD owned 30.43% of the class M shares of Putnam Asia Pacific Equity Fund.

As of January 31, 2013, Great-West Trust Company LLC TTEE owned 85.43% of the class Y shares of Putnam Asia Pacific Equity Fund.

As of January 31, 2013, LPL Financial owned 27.13% of the class Y shares of Putnam Capital Spectrum Fund.

As of January 31, 2013, UBS WM USA owned 36.40% of the class A shares of Putnam Dynamic Risk Allocation Fund.

As of January 31, 2013, MLPF&S owned 25.19% of the class B shares of Putnam Dynamic Risk Allocation Fund.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 27.55% of the class R shares of Putnam Dynamic Risk Allocation Fund.

As of January 31, 2013, Morgan Stanley Smith Barney owned 72.36% of the class R shares of Putnam Dynamic Risk Allocation Fund.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 100.00% of the class R5 shares of Putnam Dynamic Risk Allocation Fund.

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As of January 31, 2013, Putnam Investment Holdings, LLC owned 100.00% of the class R6 shares of Putnam Dynamic Risk Allocation Fund.

As of January 31, 2013, State Street Bank & Trust Company owned 52.59% of the class Y shares of Putnam Dynamic Risk Allocation Fund.

As of January 31, 2013, Great-West Trust Company LLC TTEE owned 52.04% of the class Y shares of Putnam Emerging Markets Equity Fund.

As of January 31, 2013, FIOC FBO owned 26.50% of the class R shares of Putnam Equity Spectrum Fund.

As of January 31, 2013, Morgan Stanley Smith Barney owned 28.51% of the class M shares of Putnam Floating Rate Income Fund.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 33.40% of the class A shares of Putnam Global Consumer Fund.

As of January 31, 2013, Pershing LLC owned 34.27% of the class B shares of Putnam Global Consumer Fund.

As of January 31, 2013, Wells Fargo Advisors owned 37.89% of the class C shares of Putnam Global Consumer Fund.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 37.55% of the class M shares of Putnam Global Consumer Fund.

As of January 31, 2013, Frontier Trust Company owned 54.46% of the class R shares of Putnam Global Consumer Fund.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 25.15% of the class R shares of Putnam Global Consumer Fund.

As of January 31, 2013, Great-West Trust Company LLC TTEE owned 25.72% of the class Y shares of Putnam Global Consumer Fund.

As of January 31, 2013, Great-West Trust Company LLC TTEE owned 65.49% of the class Y shares of Putnam Global Energy Fund.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 42.65% of the class A shares of Putnam Global Financials Fund.

As of January 31, 2013, Putnam Fiduciary Trust Co TTEE FBO owned 48.36% of the class M shares of Putnam Global Financials Fund.

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As of January 31, 2013, Frontier TRCO FBO owned 45.88% of the class R shares of Putnam Global Financials Fund.

As of January 31, 2013, Pershing LLC owned 32.84% of the class Y shares of Putnam Global Financials Fund.

As of January 31, 2013, UPL Financial owned 26.67% of the class Y shares of Putnam Global Financials Fund.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 31.63% of the class A shares of Putnam Global Industrials Fund.

As of January 31, 2013, Pershing LLC owned 37.64% of the class C shares of Putnam Global Industrials Fund.

As of January 31, 2013, Putnam Fiduciary Trust Co TTEE FBO owned 34.58% of the class M shares of Putnam Global Industrials Fund.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 65.27% of the class R shares of Putnam Global Industrials Fund.

As of January 31, 2013, Pershing LLC owned 34.99% of the class R shares of Putnam Global Industrials Fund.

As of January 31, 2013, Great-West Trust Company LLC TTEE owned 49.69% of the class Y shares of Putnam Global Industrials Fund.

As of January 31, 2013National Financial Services owned 42.12% of the class B shares of Putnam Global Sector Fund.

As of January 31, 2013Putnam Investment Holdings, LLC owned 81.14% of the class M shares of Putnam Global Sector Fund.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 100.00% of the class R shares of Putnam Global Sector Fund.

As of January 31, 2013, Great-West Trust Company LLC TTEE owned 44.92% of the class Y shares of Putnam Global Sector Fund.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 28.21% of the class A shares of Putnam Global Technology Fund.

As of January 31, 2013, Frontier Trust Company owned 37.73% of the class R shares of Putnam Global Technology Fund.

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As of January 31, 2013, Putnam Investment Holdings, LLC owned 58.01% of the class R shares of Putnam Global Technology Fund.

As of January 31, 2013, Great-West Trust Company LLC TTEE owned 63.75% of the class Y shares of Putnam Global Technology Fund.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 29.57% of the class A shares of Putnam Global Telecommunication Fund.

As of January 31, 2013, Pershing, LLC owned 31.04% of the class B shares of Putnam Global Telecommunication Fund.

As of January 31, 2013, Raymond James owned 52.85% of the class C shares of Putnam Global Telecommunication Fund.

As of January 31, 2013, Ameritrade Inc FBO owned 35.38% of the class M shares of Putnam Global Telecommunication Fund.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 35.55% of the class M shares of Putnam Global Telecommunication Fund.

As of January 31, 2013, Pershing, LLC owned 35.73% of the class Y shares of Putnam Global Telecommunication Fund.

As of January 31, 2013, Great-West Trust Company LLC TTEE owned 35.73% of the class Y shares of Putnam Global Telecommunication Fund.

As of January 31, 2013, Great-West Trust Company LLC TTEE owned 53.10% of the class Y shares of Putnam International Value Fund.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 44.37% of the class A shares of Putnam Multi-Cap Core Fund.

As of January 31, 2013, Raymond James owned 27.07% of the class C shares of Putnam Multi-Cap Core Fund.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 30.50% of the class M shares of Putnam Multi-Cap Core Fund.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 100.00% of the class R shares of Putnam Multi-Cap Core Fund.

As of January 31, 2013, Pershing, LLC owned 50.25% of the class Y shares of Putnam Multi-Cap Core Fund.

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As of January 31, 2013 Putnam Investment Holdings, LLC owned 90.35% of the class A shares of Putnam Retirement Income Fund Lifestyle 2.

As of January 31, 2013 UMB Bank NA C/F owned 29.54% of the class B shares of Putnam Retirement Income Fund Lifestyle 2.

As of January 31, 2013 Putnam Investment Holdings, LLC owned 58.07% of the class B shares of Putnam Retirement Income Fund Lifestyle 2.

As of January 31, 2013 Putnam Investment Holdings, LLC owned 81.27% of the class C shares of Putnam Retirement Income Fund Lifestyle 2.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 81.59% of the class M shares of Putnam Retirement Income Fund Lifestyle 2.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 100.00% of the class R shares of Putnam Retirement Income Fund Lifestyle 2.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 69.30% of the class Y shares of Putnam Retirement Income Fund Lifestyle 2.

As of January 31, 2013, Edward D. Jones & Co. owned 35.01% of the class M shares of Putnam Retirement Income Fund Lifestyle 3.

As of January 31, 2013, Putnam Fiduciary Trust Co TTEE FBO owned 37.96% of the class M shares of Putnam Retirement Income Fund Lifestyle 3.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 36.67% of the class R shares of Putnam Retirement Income Fund Lifestyle 3.

As of January 31, 2013, Pershing, LLC owned 63.33% of the class R shares of Putnam Retirement Income Fund Lifestyle 3.

As of January 31, 2013, UBS WM USA owned 74.22% of the class A shares of Putnam Short Duration Income Fund.

As of January 31, 2013, Pershing, LLC owned 26.75% of the class C shares of Putnam Short Duration Income Fund.

As of January 31, 2013, American Enterprise Inv Svcs owned 75.79% of the class M shares of Putnam Short Duration Income Fund.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 100.00% of the class R shares of Putnam Short Duration Income Fund.

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As of January 31, 2013, Putnam Investment Holdings, LLC owned 100.00% of the class R5 shares of Putnam Short Duration Income Fund.

As of January 31, 2013, Putnam Investment Holdings, LLC owned 100.00% of the class R6 shares of Putnam Short Duration Income Fund.

As of January 31, 2013, Pershing, LLC owned 29.42% of the class Y shares of Putnam Short Duration Income Fund.

As of January 31, 2013, Hartford Securities Distribution owned 36.31% of the class R shares of Putnam Small Cap Growth Fund.

As of January 31, 2013, Great-West Trust Company LLC TTEE owned 64.97% of the class Y shares of Putnam Small Cap Growth Fund.

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Item 30. Indemnification

The information required by this item is incorporated herein by reference to the Registrant's initial Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-07513).

Item 31. Business and Other Connections of the Investment Adviser

Except as set forth below, the directors and officers of each of Putnam Investment Management, LLC, the Registrant’s investment adviser (the “Investment Adviser”), Putnam Investments Limited, investment sub-manager to certain Putnam funds (the “Sub-Manager”), and The Putnam Advisory Company, LLC, investment sub-adviser to certain Putnam funds, have been engaged during the past two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors or officers of the Investment Adviser, Sub-Manager, or certain of the Investment Adviser’s corporate affiliates. Certain officers of the Investment Adviser serve as officers of some or all of the Putnam funds. The address of the Investment Adviser, its corporate affiliates other than the Sub-Manager, and the Putnam funds is One Post Office Square, Boston, Massachusetts 02109. The address of the Sub-Manager is Cassini House, 57-59 St James’s Street, London, England, SW1A 1LD.

Name and Title	Non-Putnam business, profession, vocation or
employment
N/A

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Item 32. Principal Underwriter

(a) Putnam Retail Management Limited Partnership is the principal underwriter for each of the following investment companies, including the Registrant:

George Putnam Balanced Fund, Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asset Allocation Funds, Putnam California Tax Exempt Income Fund, Putnam Convertible Securities Fund, Putnam Diversified Income Trust, Putnam Equity Income Fund, Putnam Europe Equity Fund, Putnam Funds Trust, The Putnam Fund for Growth and Income, Putnam Global Equity Fund, Putnam Global Health Care Fund, Putnam Global Income Trust, Putnam Global Natural Resources Fund, Putnam Global Utilities Fund, Putnam High Yield Advantage Fund, Putnam High Yield Trust, Putnam Income Fund, Putnam International Equity Fund, Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Mortgage Recovery Fund, Putnam Multi-Cap Growth Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New York Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam RetirementReady® Funds, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam U.S. Government Income Trust, Putnam Variable Trust, and Putnam Voyager Fund.

(b) The directors and officers of the Registrant's principal underwriter are listed below. Except as noted below, no officer of the Registrant’s principal underwriter is an officer of the Registrant.

The principal business address of each person listed below is One Post Office Square, Boston, MA 02109.

Position and Office with the
Name	Underwriter

Connolly, William T.	President

Richer, Clare	Treasurer

Maher, Stephen B.	Assistant Treasurer

Skistimas, John J. Jr.	Assistant Treasurer

Burns, Robert T.*	Secretary

Clark, James F	Assistant Secretary

Steingarten, Brie A.E.	Chief Legal Officer

Ettinger, Robert D.	Vice President

Trenchard, Mark C.**	Vice President

*Mr. Burns is Vice President and Chief Legal Officer of the Registrant.
**Mr. Trenchard is Vice President and BSA Compliance Officer of the Registrant.

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Item 33. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are the Registrant's Clerk, Judith Cohen; the Registrant's investment adviser, Putnam Investment Management, LLC (PIM); the Registrant's principal underwriter, Putnam Retail Management Limited Partnership (PRM); the Registrant's custodian, State Street Bank and Trust Company (which, in addition to its duties as custodian, also provides certain administrative, pricing, and bookkeeping services); and the Registrant’s transfer and dividend disbursing agent, Putnam Investor Services, Inc. The address of the Clerk, PIM, PRM and Putnam Investor Services, Inc. is One Post Office Square, Boston, Massachusetts 02109. State Street Bank and Trust Company is located at 225 Franklin Street, Boston, Massachusetts 02110 and 2 Avenue de Lafayette, Boston, Massachusetts 02111.

Item 34. Management Services

None.

Item 35. Undertakings

None.

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NOTICE

A copy of the Agreement and Declaration of Trust of Putnam Funds Trust is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the relevant series of the Registrant.

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SIGNATURES

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Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 28th day of February, 2013.

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Putnam Funds Trust

By: /s/ Jonathan S. Horwitz, Executive Vice President,
Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam Funds Trust has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title

Jameson A. Baxter *	Chair, Board of Trustees

Robert L. Reynolds*	President and Trustee

Jonathan S. Horwitz*	Executive Vice President, Principal Executive Officer and
Compliance Liaison

Steven D. Krichmar*	Vice President and Principal Financial Officer

Janet C. Smith*	Vice President Principal Accounting
Officer and Assistant Treasurer

Liaquat Ahamed*	Trustee

Ravi Akhoury*	Trustee

Barbara M. Baumann*	Trustee

Charles B. Curtis*	Trustee

Robert J. Darretta*	Trustee

Katinka Domotorffy*	Trustee

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John A. Hill*	Trustee

Paul L. Joskow*	Trustee

Elizabeth T. Kennan*	Trustee

Kenneth R. Leibler*	Trustee

Robert E. Patterson*	Trustee

George Putnam, III*	Trustee

W. Thomas Stephens*	Trustee

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By: /s/ Jonathan S. Horwitz, as Attorney-in-Fact
February 28, 2013
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*Signed pursuant to power of attorney filed in Post-
Effective Amendment No.150 to the Registrant’s
Registration Statement on September 28, 2012.

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EXHIBIT INDEX

Item 28 Exhibits

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(d)(8) Management Contract with Putnam Investment Management, LLC dated March 1, 2013 for Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund.

(j)(1) Consent of Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP - Putnam Absolute Return 700 Fund, Putnam Absolute Return 500 Fund and Putnam Global Sector Fund

(j)(2) Consent of Independent Registered Public Accounting Firm KPMG LLP - Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund

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